                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number   811-08648
                                                    ----------------
                                 WT Mutual Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
           ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Robert J. Christian
                              1100 N. Market Street
                              Wilmington, DE 19890
           ------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-254-3948
                                                           -------------

                        Date of fiscal year end: June 30
                                                --------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                 THE CRM FUNDS
================================================================================


                    CRM PRESIDENT'S LETTER FOR ANNUAL REPORT

                                   PFPC, Inc.
                                 760 Moore Road
                           King of Prussia, PA 19406
                                 (800) CRM-2883

--------------------------------------------------------------------------------
ANNUAL REPORT                                                     JUNE 30, 2005
--------------------------------------------------------------------------------


Dear Fellow Shareholder:

   For the fiscal year ended June 30, 2005, the Retail Shares of the CRM Mid Cap Value Fund were up 14.78%. This result compares to 21.80% for the Russell Mid Cap Value Index during this period.

   It is a well-known dictum in the investment world that markets often do what the least number of people think they will do. With oil at record highs and the Fed on a steady course of raising short-term interest rates, who would have expected the 10 year Treasury bond rate to remain in the 4% vicinity for most of the year? This seeming paradox resulted in the stock market responding similarly. While energy stocks have lead the market, so too have REITs and utilities, two interest rate sensitive sectors. Housing, of course, has also barreled along with real estate prices now promulgating regular articles in the financial and general press about a "bubble". After a brief sell-off in July and early August of last year, the market regained strength which accelerated after the presidential election was settled. During this period, good performance was turned in by many of the commodity/cyclical stocks as emerging market conditions, particularly in China, created demand for materials and basic industry output.

   For the six months ending June 30th, markets were somewhat flat. While energy and interest sensitive companies turned in good results, more cyclical companies gave up significant ground, particularly in the second calendar quarter. Overall markets, therefore, were mixed with the various stock market indices showing either modestly positive or negative returns. This environment continues with concern centered on the slowing effects of high oil prices and a resolute Fed staying the course on rate increases. With plenty of financial leverage in the economic system, there are some who believe that rates will go up until something "breaks." In the face of these issues, we remain focused on companies who themselves are skillful stewards of our capital. Corporate decision making remains robust as evidenced by increased merger and acquisition activity. Corporate balance sheets are generally well capitalized and private equity investors have plenty of capital to deploy. Change and low expectations are significantly abundant to provide us with a steady flow of investible ideas.

   THE CRM MID CAP VALUE FUND returned 14.78% for the fiscal year ended June 30, 2005. TXU Corp. was the largest contributor to results, followed by Questar and Encana. TXU has been a phenomenal restructuring story in the electric utility industry brought about by a new management team. Earnings have improved way beyond Wall Street's expectations, and the stock price has followed. Questar and Encana have both benefited from higher energy prices. Questar's earnings have been driven by the unregulated E&P company hidden alongside the company's gas gathering and local distribution businesses. Encana has been largely a play on Canadian oil and gas exploration and production.



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                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------

   Manpower, Cytec, and Dollar Tree Stores turned out to be our largest detractors. Since the beginning of '05, Manpower has been in a downtrend as concern about employment trends and temporary help utilization in a slowing economy due to high oil prices and Fed tightening. Cytec suffered during the sell off in commodity chemical companies in the most recent quarter. It also experienced weaker results in an acquired European resins and coatings business. Dollar Tree continues to transition to larger, more profitable stores. Older locations are dragging down results as low-end consumers are showing the effects of high gasoline prices.

Sincerely,

CRM Funds

      /s/   Ronald H. McGlynn             /s/  Robert J. Christian
      ------------------------------      --------------------------------
      Ronald H. McGlynn                   Robert J. Christian
      Chairman and CEO                    President
      Cramer Rosenthal McGlynn, LLC       WT Mutual Fund


During the period certain fees and expenses were waived by the Fund's service providers. Without these waivers total returns would have been lower. Additional performance figures for the Fund can be found in the Comparison of Change section of this report.

The views in this report were those of the Fund's manager as of June 30, 2005 and may not reflect the views of the manager on the date that this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investment in the Fund and do not constitute investment advice.

You should consider the investment objectives, risks, changes and expenses of the CRM Funds carefully before investing. A prospectus with this and other information may be obtained at www.crmfunds.com or at (800) CRM-2883. The prospectus should be read carefully before investing.

Distributed by Professional Funds Distributor, LLC.



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                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2005

================================================================================


The following information compares the Retail Shares of the CRM Mid Cap Value Fund ("Fund") with the performance of the Russell MidCap Index and Russell MidCap Value Index since the Fund's inception on July 30, 2002. The Russell MidCap Index measures the performance of 800 of the smallest companies in the Russell 1000 Index, which is an unmanaged index, capitalization weighted index of 1,000 large capitalization U.S. companies. The Russell MidCap Value Index measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies. The performance in the below table and graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.


CRM MID CAP VALUE FUND VS. RUSSELL MIDCAP INDEX AND RUSSELL MIDCAP VALUE
                                     INDEX*

================================================================================

                               [GRAPH OMITTED]

================================================================================

                                        Average Annual Total Return
                                        ---------------------------
                                           1 Year     Inception
                                           ------     ---------
Mid Cap Value Fund**                       14.78%      20.31%
Russell MidCap Index                       17.12%      20.52%
Russell MidCap Value Index                 21.80%      21.27%


                     CRM Mid Cap Value - Retail (Terminated)

 10,000                11,067                    14,944                   17,152
--------------------------------------------------------------------------------
7/30/02               6/30/03                   6/30/04                  6/30/05


                              Russell MidCap TR

 10,000             11,373.44                 14,715.64                17,234.60
--------------------------------------------------------------------------------
7/30/02               6/30/03                   6/30/04                  6/30/05


                             Russell MidCap Value TR

 10,000             11,014.66                 14,408.63                17,549.04
--------------------------------------------------------------------------------
7/30/02               6/30/03                   6/30/04                  6/30/05

---------------
* The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.


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                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2005 (CONTINUED)

================================================================================


   Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

   An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
EXPENSE DISCLOSURE

================================================================================


DISCLOSURE OF FUND EXPENSES

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways.

   o ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

   o HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional, costs such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
EXPENSE DISCLOSURE (CONTINUED)

================================================================================


FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

EXPENSE TABLE


                                                                                    BEGINNING      ENDING                  EXPENSES
                                                                                     ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                                                                      VALUE        VALUE       EXPENSE      DURING
                                                                                     1/01/05      6/30/05      RATIO(1)     PERIOD*
                                                                                    ---------    ---------    ----------   --------
CRM Mid Cap Value Fund -- Retail Shares
Actual Fund Return ..............................................................   $1,000.00    $1,015.20       1.34%       $6.75
Hypothetical 5% Return ..........................................................   $1,000.00    $1,018.09       1.34%       $6.76

---------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(1) During the period presented, the Fund operated as a feeder fund in a master-feeder structure and invested 100% of its investable assets in the WT Investment Trust I -- Mid Cap Value Series. The "Annualized Expense Ratio" includes expenses allocated from the WT Investment Trust I -- Mid Cap Value Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS

================================================================================


PORTFOLIO HOLDINGS

JUNE 30, 2005

As of June 30, 2005, 100% of the CRM Mid Cap Value Fund's investable assets were invested in the WT Investment Trust I - Mid Cap Value Series. The following table presents a summary of the portfolio holdings of the WT Investment Trust I - Mid Cap Value Series as a percent of its total investments.

MID CAP VALUE SERIES
--------------------

Common stocks:
 Manufacturing ......................................    18.6%
 Finance & Insurance ................................    17.6
 Services ...........................................     9.3
 Healthcare .........................................     8.9
 Wholesale & Retail Trade ...........................     7.8
 Electric, Gas, Water & Utilities ...................     7.2
 Transportation .....................................     6.8
 Oil & Gas ..........................................     4.9
 Entertainment & Leisure ............................     3.9
 Consumer Products ..................................     2.1
 Aerospace & Defense ................................     1.9
 Communication & Broadcasting .......................     1.6
 Computer Services ..................................     1.4
 Computer Services & Software .......................     0.7
Exchange Traded Funds ...............................     0.6
Short-Term Investments ..............................     3.8
U.S. Treasury Obligations ...........................     2.9
                                                        -----
                                                        100.0%
                                                        =====


DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005

================================================================================



                                                                      MID CAP
                                                                    VALUE FUND
                                                                  --------------
ASSETS
   Investment in Series, at value .............................   $1,675,003,176
   Receivable for Fund shares sold ............................        7,796,194
   Receivable for investment in Series withdrawn ..............        2,261,569
   Other assets ...............................................           79,279
                                                                  --------------
Total assets ..................................................    1,685,140,218
                                                                  --------------
LIABILITIES
   Payable for Fund shares redeemed ...........................        2,261,569
   Payable for investment in Series ...........................        7,796,194
   Accrued expenses  ..........................................          275,677
                                                                  --------------
Total liabilities .............................................       10,333,440
                                                                  --------------
NET ASSETS ....................................................   $1,674,806,778
                                                                  ==============
COMPONENTS OF NET ASSETS
   Paid in capital ............................................   $1,490,445,481
   Undistributed net investment income ........................       12,056,990
   Accumulated net realized gain on investments ...............       17,020,047
   Net unrealized appreciation on investments .................      155,284,260
                                                                  --------------
NET ASSETS ....................................................   $1,674,806,778
                                                                  ==============
NET ASSETS BY SHARE CLASS
   Investor Shares  ...........................................   $  632,006,224
   Institutional Shares .......................................    1,028,599,540
   Retail Shares ..............................................       14,201,014
                                                                  --------------
NET ASSETS ....................................................   $1,674,806,778
                                                                  ==============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ($0.01 par value, unlimited authorized shares)
   Investor Shares ............................................       24,230,482
   Institutional Shares .......................................       38,918,312
   Retail Shares ..............................................          543,666

NET ASSET VALUE (OFFERING PRICE AND
  REDEMPTION PRICE) PER SHARE
   Investor Shares ............................................           $26.08
   Institutional Shares .......................................           $26.43
   Retail Shares ..............................................           $26.12




--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2005

================================================================================

                                                                                   MID CAP
                                                                                 VALUE FUND
                                                                                ------------
NET INVESTMENT INCOME FROM SERIES
   Dividends (net of foreign tax withheld) ................................     $ 23,515,327
   Interest ...............................................................        1,688,602
   Securities Lending .....................................................          173,790
   Expenses ...............................................................       (8,652,040)
                                                                                ------------
    Net investment income from Series .....................................       16,725,679
                                                                                ------------
EXPENSES
   Shareholder services-Investor Shares ...................................          945,207
   Shareholder services-Retail Shares .....................................           22,836
   Administration and accounting fees .....................................           69,074
   Transfer agent fees ....................................................          327,784
   Professional fees ......................................................           53,643
   Registration fees ......................................................           99,573
   Trustee fees and expenses  .............................................           13,215
   Compliance services ....................................................           59,129
   Distribution fees-Retail Shares ........................................           13,701
   Shareholder reports ....................................................          190,267
   Miscellaneous ..........................................................          120,499
                                                                                ------------
Total expenses ............................................................        1,914,928
   Administration and accounting fees waived-Retail Shares ................          (13,816)
                                                                                ------------
    Net expenses ..........................................................        1,901,112
                                                                                ------------
NET INVESTMENT INCOME .....................................................       14,824,567
                                                                                ------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS FROM SERIES
   Net realized gain from investments .....................................       23,514,155
   Net change in unrealized appreciation (depreciation) of investments.....       98,822,489
                                                                                ------------

Net realized and unrealized gain on investments from Series ...............      122,336,644
                                                                                ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................     $137,161,211
                                                                                ============




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SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                         MID CAP VALUE FUND
                                                                    -----------------------------
                                                                      YEAR ENDED      YEAR ENDED
                                                                       JUNE 30,        JUNE 30,
                                                                         2005            2004
                                                                    --------------   ------------
NET ASSETS -- BEGINNING OF PERIOD .........................         $  479,687,694   $169,221,991
                                                                    --------------   ------------
OPERATIONS
 Net investment income  ...................................             14,824,567        252,458
 Net realized gain from investments .......................             23,514,155     44,458,501
 Net change in unrealized appreciation
  (depreciation) of investments............................             98,822,489     33,851,877
                                                                    --------------   ------------
   Net increase in net assets resulting from operations....            137,161,211     78,562,836
                                                                    --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income -- Investor Shares .................             (1,062,796)       (71,306)
 Net investment income -- Institutional Shares.............             (1,927,595)      (214,919)
 Net investment income -- Retail Shares ...................                (28,627)        (3,117)
 Net realized gain on investments -- Investor Shares.......            (12,703,403)            --
 Net realized gain on investments -- Institutional Shares..            (23,040,169)            --
 Net realized gain on investments -- Retail Shares.........               (342,169)            --
                                                                    --------------   ------------
   Total distributions to shareholders.....................            (39,104,759)      (289,342)
                                                                    --------------   ------------
CAPITAL SHARE TRANSACTIONS
 Sale of shares -- Investor Shares ........................            551,420,436     83,504,881
 Sale of shares -- Institutional Shares ...................            718,664,410    182,725,983
 Sale of shares -- Retail Shares ..........................              9,264,323      4,368,932
 Reinvestment of distributions -- Investor Shares..........             11,858,487         34,679
 Reinvestment of distributions -- Institutional Shares.....             20,745,791        187,947
 Reinvestment of distributions -- Retail Shares............                370,795          3,117
 Redemptions of shares -- Investor Shares .................           (102,200,436)    (8,814,459)
 Redemptions of shares -- Institutional Shares.............           (111,529,071)   (29,277,156)
 Redemptions of shares -- Retail Shares ...................             (1,532,103)      (541,715)
                                                                    --------------   ------------
   Net increase from capital share transactions............          1,097,062,632    232,192,209
                                                                    --------------   ------------
   Total increase in net assets............................          1,195,119,084    310,465,703
                                                                    --------------   ------------

NET ASSETS -- END OF PERIOD ...............................         $1,674,806,778   $479,687,694
                                                                    ==============   ============
Undistributed net investment income .......................         $   12,056,990   $    251,332
                                                                    ==============   ============

CAPITAL SHARE TRANSACTIONS                                              SHARES          SHARES
                                                                    --------------   ------------
 Sale of shares -- Investor Shares ........................             22,100,363      3,768,236
 Sale of shares -- Institutional Shares ...................             28,490,778      8,314,955
 Sale of shares -- Retail Shares ..........................                367,219        204,776
 Reinvestment of distributions -- Investor Shares..........                468,160          1,670
 Reinvestment of distributions -- Institutional Shares.....                809,118          8,993
 Reinvestment of distributions -- Retail Shares............                 14,604            150
 Redemptions of shares -- Investor Shares .................             (4,111,319)      (418,995)
 Redemptions of shares -- Institutional Shares.............             (4,454,744)    (1,363,056)
 Redemptions of shares -- Retail Shares ...................                (62,093)       (25,024)
                                                                    --------------   ------------
   Net increase in shares..................................             43,622,086     10,491,705
                                                                    ==============   ============


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SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS

================================================================================


The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                                          MID CAP VALUE FUND -- RETAIL
                                                                                     SHARES
                                                                       ----------------------------------
                                                                       FISCAL YEARS ENDED    PERIOD ENDED
                                                                            JUNE 30,           JUNE 30,
                                                                         2005       2004         2003(A)
                                                                       -------    --------   ------------
Net asset value -- Beginning of Period.............................    $ 23.79    $  17.64     $  16.02
                                                                       -------    --------     --------
Investment operations:
 Net investment income (loss)......................................       0.28(b)    (0.05)(b)    (0.02)(b)
 Net realized and unrealized gain on investments...................       3.20        6.22         1.72
                                                                       -------    --------     --------
   Total from investment operations................................       3.48        6.17         1.70
                                                                       -------    --------     --------
Distributions to shareholders
 From net investment income........................................      (0.09)      (0.02)          --
 From net realized gain on investments.............................      (1.06)         --        (0.08)
                                                                       -------    --------     --------
   Total distributions to shareholders.............................      (1.15)      (0.02)       (0.08)
                                                                       -------    --------     --------
Net asset value - End of Period....................................    $ 26.12    $  23.79     $  17.64
                                                                       =======    ========     ========
Total Return.......................................................     14.78%      35.02%       10.67%(c)

Ratios/Supplemental Data(e)
Ratios to average net assets:
 Expenses, including reimbursement/waiver..........................      1.34%       1.41%        1.50%(d)
 Expenses, excluding reimbursement/waiver..........................      1.49%       2.05%        6.57%(d)
 Net investment income (loss), including reimbursement/waiver......      1.11%     (0.22)%      (0.14)%(d)
Portfolio turnover rate............................................       112%        152%         142%(c)
Net assets at end of period (000's omitted)........................    $14,201    $  5,328     $    777

---------------
(a) For the period July 30, 2002 (inception of Retail Share class) through June 30, 2003.
(b) The net investment income (loss) per share was calculated using the average shares outstanding method.
(c) Not annualized.
(d) Annualized.
(e) For the periods presented, the Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated from the master fund, WT Investment Trust I -- Mid Cap Value Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Efective July 1, 2005, the Fund no longer operates in a master-feeder structure.



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SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS

================================================================================


1. DESCRIPTION OF THE FUND. CRM Mid Cap Value Fund (the "Fund") is a series of WT Mutual Fund ("WT Fund"). WT Fund is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Fund. Information regarding other series of WT Fund is contained in separate reports to their shareholders.

   The Fund offers three classes of shares: Investor Shares, Institutional Shares and Retail Shares. Institutional Shares are offered only to those investors who invest in the Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor and Retail Shares are available to all investors and are subject to a shareholder servicing fee. Retail Shares are also subject to a 12b-1 distribution fee. Information regarding the Institutional and Investor Shares are included in separate shareholder reports.

   During the periods covered by this report, the Fund sought to achieve its investment objective by investing all of its investable assets in the CRM Mid Cap Value Series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Fund. The performance of the Fund was directly affected by the performance of the Series. As of June 30, 2005, the Fund owned approximately 100% of the Series. The financial statements of the Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   As described in Note 6, effective July 1, 2005, the Fund's investment structure was changed.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

   Valuation of Investment in Series. Valuation of the Fund's investment in the Series is based on the underlying securities held by the Series. The Fund is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. The Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   Investment Income. The Fund records its share of the Series' income, expenses and realized and unrealized gains and losses daily. Additionally, the Fund records it own expenses as incurred. Common expenses of WT Fund are allocated on a pro rata basis among the series based on relative net assets. Investment income, common expenses and realized and unrealized gains and losses on investments are allocated among the Fund's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

   Distributions to Shareholders. Distributions from net investment income and realized gains, if any, are declared and paid annually.



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================


   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund does not incur an advisory fee directly, but indirectly through its investments in the Series. The investment adviser to the Series is Cramer Rosenthal McGlynn, LLC ("CRM"). The advisory and other fees charged to the Series are discussed in the notes to the Series' financial statements.

   Effective November 19, 2004, Rodney Square Management Corporation ("RSMC"), an affiliate of CRM, provides compliance services to the Fund pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of the Fund's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statement of operations.

   Prior to September 30, 2004, RSMC served as administrator and accounting agent to the Fund. For the period July 1, 2004 to September 2004, RSMC was paid $22,500 by the Fund.

   The Board of Trustees has adopted a Shareholder Servicing Plan which allows the Fund to obtain the services of CRM and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Fund pays shareholder servicing agents, including CRM, up to an annual rate of 0.15% of average daily net assets of the Fund's Retail Shares.

   The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows the Fund to pay a fee for the sale and distribution of its Retail Shares. Under the distribution plan, the Fund will pay distribution fees at a maximum annual rate of 0.25% of average daily net assets of the Retail Shares. The distribution fee is currently limited to 0.15% of average daily net assets by the Board of Trustees.

   CRM has contractually agreed to reimburse certain Fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more that 1.65% of Retail Shares average daily net assets. This undertaking will remain in place until November 1, 2010.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 2005, the following reclassifications were made within the capital accounts:

                                                                         MID CAP
                                                                        VALUE FUND
                                                                        ----------
  Paid-in-capital...................................................      $(109)
  Undistributed net investment income (accumulated loss)............        109


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

                                                                         MID CAP
                                                                       VALUE FUND
                                                                       -----------
  Year ended June 30, 2005
  Ordinary income..................................................    $28,378,766
  Long-term capital gains..........................................     10,725,993
                                                                       -----------
   Total distributions.............................................    $39,104,759
                                                                       ===========
  Year ended June 30, 2004
  Ordinary income..................................................    $   289,342
                                                                       -----------
   Total distributions.............................................    $   289,342
                                                                       ===========


   As of June 30, 2005, the components of accumulated earnings on a tax basis were as follows:

                                                                        MID CAP
                                                                       VALUE FUND
                                                                      ------------
  Undistributed ordinary income...................................    $ 18,874,829
  Undistributed long-term capital gains...........................      15,237,624
  Other temporary differences.....................................             (80)
  Net unrealized appreciation of investments......................     150,248,924
                                                                      ------------
   Total accumulated earnings.....................................    $184,361,297
                                                                      ============


   The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales.

5. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

6. SUBSEQUENT EVENTS. Effective July 1, 2005, the Fund's investment structure was changed from a master-feeder structure to a stand-alone mutual fund, whereby the Fund directly invests in securities. The restructuring was accomplished through a redemption by the Fund of its investment in the Series, whereby the Series distributed to the Fund its pro rata portion of assets and liabilities in a tax-free, in-kind distribution. No change in the investment adviser, its services or fees occurred as a result of the restructuring.

   The Board of Trustees has approved a plan to reorganize (the "Reorganization") the Fund, subject to shareholder approval, into a newly created series of CRM Mutual Fund Trust, a Delaware statutory trust (the "CRM Trust"). The name of the series of CRM Trust will be identical to that of the Fund. A special shareholder meeting will be held on Wednesday, August 31, 2005 to consider the issue.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statement of assets and liabilities of CRM Mid Cap Value Fund (the "Fund") (a series of WT Mutual Fund) as of June 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights (Retail Shares) for each of the two years in the period then ended and for the period July 30, 2002 (commencement of operations) through June 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CRM Mid Cap Value Fund at June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights (Retail Shares) for each of the two years in the period then ended and for the period July 30, 2002 (commencement of operations) through June 30, 2003, in conformity with U.S. generally accepted accounting principles.


                                                  ERNST & YOUNG LLP

Philadelphia, Pennsylvania

August 12, 2005



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
TAX INFORMATION (UNAUDITED)

================================================================================


For the fiscal year ended June 30, 2005 certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, 89.39% of their ordinary income distributions (dividend income plus short-term gains, if any) for the Mid Cap Value Fund qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

For corporate shareholders, 95.42% of the ordinary income distributions (dividend income plus short-term gains, if any) for the CRM Mid Cap Value Fund qualifies for the dividend received deduction.



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
ANNUAL REPORT
JUNE 30, 2005

================================================================================

             (The following should be read in conjunction with the
                         Fund's Financial Statements.)









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

================================================================================

                                                      MARKET
  SHARES                                              VALUE
---------                                           -----------
COMMON STOCK (92.7%)
AEROSPACE & DEFENSE (1.9%)
  752,200    Goodrich Corp. ....................   $ 30,810,112
                                                    -----------
COMMUNICATION & BROADCASTING (1.6%)
  536,300    Scripps, (E.W.) Co. -- Class A ....     26,171,440
                                                    -----------
COMPUTER SERVICES (1.4%)
  407,500    CDW Corp. .........................     23,264,175
                                                    -----------
COMPUTER SERVICES & SOFTWARE (0.7%)
  626,400    Ceridian Corp.* ...................     12,202,272
                                                    -----------
CONSUMER PRODUCTS (2.1%)
  231,200    Fortune Brands, Inc. ..............     20,530,560
  376,500    International Flavors &
              Fragrances, Inc. (a) .............     13,636,830
                                                    -----------
                                                     34,167,390
                                                    -----------
ELECTRIC, GAS, WATER & UTILITIES (7.2%)
  886,300    AGL Resources, Inc. ...............     34,255,495
  516,000    FirstEnergy Corp. .................     24,824,760
  753,500    PG&E Corp. ........................     28,286,390
  353,600    PPL Corp. .........................     20,996,768
  140,950    TXU Corp. (a) .....................     11,711,536
                                                    -----------
                                                    120,074,949
                                                    -----------
ENTERTAINMENT & LEISURE (3.9%)
  530,700    Carnival Corp. (a) ................     28,949,685
  496,800    Harrah's Entertainment, Inc. (a) ..     35,804,376
                                                    -----------
                                                     64,754,061
                                                    -----------
FINANCE & INSURANCE (17.6%)
Asset Management (4.2%)
  873,650    Brascan Corp. -- Class A ..........     33,338,484
  100,600    Legg Mason, Inc. (a) ..............     10,473,466
  696,500    Nuveen Investments -- Class A .....     26,202,330
                                                    -----------
                                                     70,014,280
                                                    -----------
Financial Services (3.0%)
  695,000    CIT Group, Inc. ...................     29,864,150
  481,300    First Horizon National Corp. (a) ..     20,310,860
                                                    -----------
                                                     50,175,010
                                                    -----------
Insurance Carriers (2.7%)
  687,500    Assurant, Inc. ....................     24,818,750
  223,000    Everest Re Group, Ltd. (a) ........     20,739,000
                                                    -----------
                                                     45,557,750
                                                    -----------
Insurance Services (1.7%)
  154,700    Ambac Financial Group, Inc. .......     10,791,872
  280,500    MBIA, Inc. (a) ....................     16,636,455
                                                    -----------
                                                     27,428,327
                                                    -----------

                                                      MARKET
  SHARES                                              VALUE
---------                                           -----------
FINANCE & INSURANCE (CONTINUED)
Security & Commodity Brokers, Dealers, &
 Services (1.1%)
1,280,800    E*TRADE Financial Corp.* ..........   $ 17,918,392
                                                    -----------
State & National Banks (4.9%)
  156,600    M&T Bank Corp. ....................     16,468,056
1,159,450    North Fork Bancorp, Inc. ..........     32,568,951
  657,200    State Street Corp. ................     31,709,900
                                                    -----------
                                                     80,746,907
                                                    -----------
                                                    291,840,666
                                                    -----------
HEALTHCARE (8.9%)
Healthcare -- Providers & Services (4.0%)
1,121,700    IMS Health, Inc. ..................     27,784,509
  505,900    Omnicare, Inc. ....................     21,465,337
  237,600    Wellpoint, Inc* ...................     16,546,464
                                                    -----------
                                                     65,796,310
                                                    -----------
Healthcare -- Supplies (3.0%)
  300,400    C.R. Bard, Inc. ...................     19,979,604
  540,500    Millipore Corp. (a)* ..............     30,662,565
                                                    -----------
                                                     50,642,169
                                                    -----------
Pharmaceuticals (1.9%)
  561,000    Altana AG -- Sponsored ADR ........     32,184,570
                                                    -----------
                                                    148,623,049
                                                    -----------
MANUFACTURING (18.6%)
Building Materials & Components (3.7%)
  709,300    American Standard Cos., Inc. ......     29,733,856
  672,300    Sherwin-Williams Co. ..............     31,658,606
                                                    -----------
                                                     61,392,462
                                                    -----------
Chemical & Allied Products (3.4%)
1,334,900    Methanex Corp. (a) ................     21,985,803
  333,100    Praxair, Inc. .....................     15,522,460
  404,300    Rohm & Haas Co. ...................     18,735,262
                                                    -----------
                                                     56,243,525
                                                    -----------
Diversified Manufacturing Industries (2.9%)
  297,100    Carlisle Cos., Inc. ...............     20,389,973
  289,800    ITT Industries, Inc. ..............     28,293,174
                                                    -----------
                                                     48,683,147
                                                    -----------
Electronic Components & Equipment (4.4%)
  135,850    Diebold, Inc. .....................      6,128,194
  676,600    NCR Corp.* ........................     23,762,192
1,714,300    Thomson -- Sponsored ADR ..........     41,057,484
                                                    -----------
                                                     70,947,870
                                                    -----------

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005

================================================================================

                                                      MARKET
  SHARES                                              VALUE
---------                                           -----------
MANUFACTURING (CONTINUED)
Glass & Plastic Packaging Products (0.8%)
  612,100    Pactiv Corp.* .....................   $ 13,209,118
                                                    -----------
Hand Held Tools (0.9%)
  318,100    The Stanley Works (a) .............     14,486,274
                                                    -----------
Misc. Industrial Machinery & Equipment (1.3%)
  826,600    Unova, Inc.* (a) ..................     22,012,358
                                                    -----------
Recreational Vehicles (1.2%)
  621,650    Winnebago Industries, Inc. (a) ....     20,359,038
                                                    -----------
                                                    307,333,792
                                                    -----------
OIL & GAS ( 4.9%)
  657,900    EnCana Corp. ......................     26,046,261
  299,200    Equitable Resources,Inc. ..........     20,345,600
  539,000    Questar Corp. .....................     35,520,100
                                                    -----------
                                                     81,911,961
                                                    -----------
SERVICES (9.3%)
Business Services (2.5%)
  328,300    D&B Corp.* ........................     20,239,695
  568,300    Manpower, Inc. ....................     22,606,974
                                                    -----------
                                                     42,846,669
                                                    -----------
Commercial Services (2.5%)
  467,600    Arbitron, Inc .....................     20,060,040
  549,900    Choicepoint,Inc* ..................     22,023,495
                                                    -----------
                                                     42,083,535
                                                    -----------
Hotels, Restaurants, & Leisure (2.6%)
  703,300    Hilton Hotels Corp. ...............     16,773,705
2,026,345    InterContinental Hotels Group PLC,
              ADR (a) ..........................     25,633,269
                                                    -----------
                                                     42,406,974
                                                    -----------
Telecommunications Services (1.7%)
1,042,000    Amdocs, Ltd.* .....................     27,540,060
                                                    -----------
                                                    154,877,238
                                                    -----------
TRANSPORTATION (6.8%)
Railroads (5.9%)
  845,800    CSX Corp. .........................     36,081,828
  732,500    Florida East Coast Industries, Inc. --
              Class B ..........................     31,717,250
  978,100    Norfolk Southern Corp. ............     30,281,976
                                                    -----------
                                                     98,081,054
                                                    -----------
Trucking (0.9%)
  348,300    CNF, Inc. .........................     15,638,670
                                                    -----------
                                                    113,719,724
                                                    -----------

                                                      MARKET
  SHARES                                              VALUE
---------                                           -----------
WHOLESALE & RETAIL TRADE (7.8%)
Retail Department Stores (2.9%)
  653,900    Federated Department
              Stores, Inc.* (a) ................   $ 47,917,792
                                                    -----------
Retail Eating & Drinking Places (1.2%)
  453,000    Applebee's International, Inc. (a)      11,999,970
  161,850    Yum! Brands, Inc. .................      8,429,148
                                                    -----------
                                                     20,429,118
                                                    -----------
Specialty Retail Stores (3.7%)
  553,800    CVS Corp. .........................     16,098,966
  628,600    Dollar Tree Stores, Inc.* (a) .....     15,086,400
1,105,900    Foot Locker, Inc. .................     30,102,598
                                                    -----------
                                                     61,287,964
                                                    -----------
                                                    129,634,874
                                                    -----------
TOTAL COMMON STOCK
 (COST $1,384,291,607) .........................  1,539,385,703
                                                  -------------
EXCHANGE TRADED FUNDS (0.6%)
   99,800    Retail HOLDRs Trust
 (COST $9,364,434) .............................      9,555,850
                                                  -------------
SHORT-TERM INVESTMENTS (3.8%)
31,453,025   BlackRock Liquidity Funds
              TempCash Portfolio --
              Institutional Series .............     31,453,025
31,453,025   BlackRock Liquidity Funds
              TempFund Portfolio --
              Institutional Series .............     31,453,025
                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
 (COST $62,906,050) ............................     62,906,050
                                                    -----------


   PAR
---------
U.S. TREASURY OBLIGATIONS (2.9%)
$ 10,000,000 U. S. Treasury Bills,
              2.77%, 07/07/05 (a)...............      9,995,384
  12,000,000 U.S. Treasury Bills,
              2.73%, 07/14/05...................     11,988,171
  10,000,000 U.S. Treasury Bills,
              2.77%, 07/21/05 (a)...............      9,984,611
   3,000,000 U.S. Treasury Bills,
              2.73%, 07/28/05...................      2,993,857
   5,000,000 U.S. Treasury Bills,
              2.85%, 07/28/05...................      4,989,312
   3,000,000 U.S. Treasury Bills,
              2.86%, 08/04/05...................      2,991,778

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005

================================================================================

                                                     MARKET
PAR/SHARE                                             VALUE
---------                                         -------------
U.S. TREASURY OBLIGATIONS (CONTINUED)
$  3,000,000 U.S. Treasury Bills,
              2.90%, 09/01/05................... $    2,984,775
   3,000,000 U.S. Treasury Bills,
              2.94%, 09/15/05...................      2,981,135
                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $48,909,642) ............................     48,909,023
                                                 --------------
TOTAL INVESTMENTS (100.0%)
 (COST $1,505,471,733)+(1) ..................... $1,660,756,626
                                                 ==============
SHORT-TERM INVESTMENTS HELD AS COLLATERAL
 FOR LOANED SECURITIES
CERTIFICATES OF DEPOSIT
   8,115,599 Barclays Bank, 3.19%, 07/18/05..... $    8,115,599
                                                 --------------
FLOATING RATE CERTIFICATES OF DEPOSIT
  11,403,356 Banco Santander, 3.19%, 07/13/05...     11,403,356
                                                 --------------
FLOATING RATE COMMERCIAL PAPER
   4,607,368 S E Banken, 3.21%, 07/17/05........      4,607,368
                                                 --------------
FLOATING RATE NOTES
   5,098,661 Goldman Sachs,
              3.52%, 07/01/05...................      5,098,661
   5,544,117 Morgan Stanley,
              3.51%, 07/01/05...................      5,544,117
   4,658,901 Natexis., 3.49%,
              07/01/05..........................      4,658,901
   4,095,458 Sedna Finance Corp.,
              3.19%, 07/15/05...................      4,095,458
                                                 --------------
                                                     19,397,137
                                                 --------------


   PAR/                                             MARKET
  SHARES                                             VALUE
---------                                        --------------
INSTITUTIONAL MONEY MARKET TRUST
  78,313,363 BlackRock Institutional Money
              Market Trust...................... $   78,313,363
                                                 --------------
MASTER NOTES
   7,132,653 Bank of America Variable Rate,
              3.52%, 07/01/05...................      7,132,653
  47,345,579 Merrill Lynch & Co., Inc.
              Variable Rate,
              3.54%, 07/01/05...................     47,345,579
                                                 --------------
                                                     54,478,232
                                                 --------------
TIME DEPOSITS
  19,812,926 Credit Suisse First Boston,
              3.38%, 07/01/05...................     19,812,926
   2,677,186 Societe Generale,
              3.38%, 07/01/05...................      2,677,186
                                                 --------------
                                                     22,490,112
                                                 --------------
TOTAL SHORT-TERM INVESTMENTS HELD AS
 COLLATERAL FOR LOANED SECURITIES
 (COST $198,805,167)+(2) ....................... $  198,805,167
                                                 ==============

---------------
ADR American Depository Receipt.
*       Non-incoming producing security.
(a)     Security partially or fully on loan.
+ The cost forFederal income tax purposes was $1,709,312,281. At June 30, 2005, net unrealized appreciation was $150,249,512. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $171,252,104, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $21,002,592.
(1) At June 30, 2005, the market value of securities on loan for the Mid Cap Value Series was $163,672,817.
(2) The investments held as collateral on loaned securities represented 12.0% of the market value of the Mid Cap Value Series.


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005

================================================================================

                                                                      MID CAP
                                                                   VALUE SERIES
                                                                  --------------
ASSETS
 Investments
   Investments, at cost .......................................   $1,505,471,733
   Net unrealized appreciation ................................      155,284,893
                                                                  --------------
 Total investments, at value ..................................    1,660,756,626
 Securities lending collateral ................................      198,805,167
 Receivable for securities sold ...............................       49,852,661
 Receivable for Contributions .................................        7,796,194
 Interest and dividends receivable ............................        9,685,000
                                                                  --------------
Total assets                                                       1,926,895,648
                                                                  --------------
LIABILITIES
 Obligation to return securities lending collateral ...........      198,805,167
 Payable for securities purchased .............................       49,667,182
 Payable for Withdrawals ......................................        2,261,569
 Accrued management fee .......................................          976,711
 Other accrued expenses .......................................          178,605
                                                                  --------------
Total liabilities .............................................      251,889,234
                                                                  --------------
NET ASSETS ....................................................   $1,675,006,414
                                                                  ==============




--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2005

================================================================================

                                                                                MID CAP
                                                                              VALUE SERIES
                                                                              ------------
INVESTMENT INCOME
 Dividends ................................................................   $ 23,812,886
 Interest .................................................................      1,688,607
 Securities lending income ................................................        173,790
 Foreign tax withheld .....................................................       (297,499)
                                                                              ------------
Total investment income ...................................................     25,377,784
                                                                              ------------
EXPENSES
 Investment advisory fees .................................................      7,496,384
 Administration and accounting fees .......................................        700,470
 Professional fees ........................................................        116,813
 Custody fees .............................................................        201,678
 Compliance services ......................................................         59,127
 Trustee fees and expenses ................................................          4,468
 Miscellaneous ............................................................         73,126
                                                                              ------------
Total expenses ............................................................      8,652,066
                                                                              ------------

NET INVESTMENT INCOME                                                           16,725,718
                                                                              ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain from investments .......................................     23,514,424
 Net change in unrealized appreciation (depreciation) of investments.......     98,822,610
                                                                              ------------
Net realized and unrealized gain on investments ...........................    122,337,034
                                                                              ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................   $139,062,752
                                                                              ============




--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                                           MID CAP VALUE SERIES
                                                                                       -----------------------------
                                                                                         YEAR ENDED      YEAR ENDED
                                                                                          JUNE 30,        JUNE 30,
                                                                                            2005            2004
                                                                                       --------------   ------------
NET ASSETS -- BEGINNING OF PERIOD .................................................    $  479,756,908   $169,258,496
                                                                                       --------------   ------------
OPERATIONS
 Net investment income ............................................................        16,725,718        797,988
 Net realized gain from investments ...............................................        23,514,424     44,459,007
 Net change in unrealized appreciation (depreciation) of investments...............        98,822,610     33,852,104
                                                                                       --------------   ------------
   Net increase in net assets resulting from operations............................       139,062,752     79,109,099
                                                                                       --------------   ------------
TRANSACTIONS IN BENEFICIAL INTEREST
 Contributions ....................................................................     1,279,349,211    270,599,880
 Withdrawals ......................................................................      (223,162,457)   (39,210,567)
                                                                                       --------------   ------------
   Net increase in net assets resulting from transactions in beneficial interests..     1,056,186,754    231,389,313
                                                                                       --------------   ------------
   Total increase in net assets....................................................     1,195,249,506    310,498,412
                                                                                       --------------   ------------
NET ASSETS -- END OF PERIOD .......................................................    $1,675,006,414   $479,756,908
                                                                                       ==============   ============




--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS

================================================================================


1. DESCRIPTION OF THE TRUST. Mid Cap Value Series (the "Series") is a series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

   As described in Note 8, effective July 1, 2005, the Series ceased operations.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

   Federal Income Taxes. The Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Other. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Series uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Cramer Rosenthal McGlynn, LLC ("CRM") serves as investment adviser to the Series. CRM receives an advisory fee from the Series at an annual rate of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next $1 billion of average daily net assets; and 0.65% of the Series' average daily net assets in excess of $2 billion.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================


   Effective November 19, 2004, Rodney Square Management Corporation ("RSMC"), an affiliate of CRM, provides compliance services to the Series pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of the Series' average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the period November 19, 2004 through June 30, 2005 are shown separately on the statement of operations.

   Prior to September 30, 2004, RSMC provided administrative and accounting services to the Series. For the period July 1, 2004 to September 30, 2004, RSMC was paid $115,940 by the Series for these services.

   CRM has contractually agreed to waive its fees or reimburse certain operating expenses of the Series (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.25% of average daily net assets. This undertaking will remain in place until November 1, 2010.

4. SECURITIES LENDING AGREEMENT. The Series may lend its securities, pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Series and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by a nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Series and, as such, the Series is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Series. The Series records securities lending income net of such allocations.

   In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Series, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

5. INVESTMENT SECURITIES TRANSACTIONS. During the fiscal year ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                        MID CAP
                                                                     VALUE SERIES
                                                                    --------------
  Purchases .....................................................   $2,050,063,106
  Sales .........................................................    1,073,353,300

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================


6. FINANCIAL HIGHLIGHTS

                                                 FOR THE FISCAL YEARS ENDED JUNE 30,
                                               --------------------------------------
                                               2005     2004     2003    2002    2001
                                               -----   -----    -----    ----   -----
  Mid Cap Value Series
  Total Return..............................   15.31%  35.74%   (0.58)%  5.27%  43.18%
  Ratios to Average Net Assets:
   Expenses.................................    0.85%   0.89%    0.90%   0.92%   0.99%
   Net investment income....................    1.65%   0.29%    0.51%   0.24%   0.82%
  Portfolio Turnover Rate...................     112%    152%    1.42%    143%    163%


7. CONTRACTUAL OBLIGATIONS. The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

8. SUBSEQUENT EVENT. Effective July 1, 2005, the Series distributed all of its assets and liabilities to its investors in a tax-free, in-kind distribution and ceased operations.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
REPORT OF ERNST & YOUNG LLP, INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mid Cap Value Series (the "Series") (a series of WT Investment Trust I) as of June 30, 2005, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Mid Cap Value Series at June 30, 2005, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                                                               Ernst & Young LLP

Philadelphia, Pennsylvania
August 12, 2005



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS

================================================================================


WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) CRM-2883.

INTERESTED TRUSTEES

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                 Principal               Fund             Other
                              Position(s)         Term of Office               Occupation(s)            Complex       Directorships
                               Held with           and Length of                During Past           Overseen by        Held by
Name, Address and Age         Fund Complex          Time Served                 Five Years              Trustee          Trustee
---------------------         ------------   ------------------------    ------------------------    -------------   --------------
ROBERT J. CHRISTIAN(1)        Trustee,       Shall serve until death,    Executive Vice                   48         Wilmington
Date of Birth: 2/49           President,     resignation or removal.     President and                               Low Volatility
                              Chief          Trustee, President and      Chief Investment                            Fund of Funds
                              Executive      Chairman of the Board       Officer of Wilmington                       (Closed-End
                              Officer and    since October 1998.         Trust Company since                         Registered
                              Chairman of                                February 1996; President                    Investment
                              the Board                                  of Rodney Square                            Company).
                                                                         Management Corporation
                                                                         ("RSMC") from 1996
                                                                         to 2005; Vice President
                                                                         of RSMC since 2005.

FRED FILOON(2)                Trustee        Shall serve until death,    Senior Vice President,           48         None
520 Madison Avenue                           resignation or removal.     Principal of Cramer
New York, NY 10022                           Trustee since November      Rosenthal McGlynn, LLC
Date of Birth: 3/42                          2004.                       since 1991.

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

(2) Mr. Filoon is an "interested" Trustee by reason of his position as Senior Vice President to Cramer Rosenthal McGlynn, LLC, an investment adviser to the Trust.

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)

================================================================================

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                              Principal               Fund              Other
                           Position(s)         Term of Office               Occupation(s)            Complex        Directorships
                             Held with           and Length of                During Past           Overseen by         Held by
Name, Address and Age      Fund Complex          Time Served                 Five Years              Trustee           Trustee
---------------------      ------------   ------------------------    ------------------------    -------------   -----------------

INDEPENDENT TRUSTEES

ROBERT H. ARNOLD           Trustee        Shall serve until death,    Founder and                      48         First Potomac
Date of Birth: 3/44                       resignation or removal.     co-manages,                                 Realty Trust
                                          Trustee since May           R. H. Arnold & Co.,                         (real estate
                                          1997.                       Inc. (investment                            investment
                                                                      banking company)                            trust)
                                                                      since 1989.

DR. ERIC BRUCKER           Trustee        Shall serve until death,    Professor                        48         Wilmington
Date of Birth: 12/41                      resignation or removal.     of Economics                                Low Volatility
                                          Trustee since October       Widener University                          Fund of Funds
                                          1999.                       since July 2004;                            (Closed-End
                                                                      Formally, Dean,                             Registered
                                                                      School of Business                          Investment
                                                                      Administration of                           Company).
                                                                      Widener University
                                                                      from 2001 to 2004;
                                                                      Prior to that, Dean,
                                                                      College of Business,
                                                                      Public Policy and
                                                                      Health at the University
                                                                      of Maine from September
                                                                      1998 to June 2001.

NICHOLAS A. GIORDANO       Trustee        Shall serve until death,    Consultant, financial            48         Wilmington
Date of Birth: 3/43                       resignation or removal.     services organizations                      Low Volatility
                                          Trustee since October       from 1997 to present;                       Fund of Funds
                                          1998.                       Interim President,                          (Closed-end
                                                                      LaSalle University                          Registered
                                                                      from 1998 to 1999.                          Investment
                                                                                                                  Company);
                                                                                                                  Kalmar Pooled
                                                                                                                  Investment Trust;
                                                                                                                  Independence
                                                                                                                  Blue Cross;
                                                                                                                  IntriCon
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  furnaces and
                                                                                                                  ovens).

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)

================================================================================

INDEPENDENT TRUSTEES

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                  Principal              Fund             Other
                                 Position(s)         Term of Office             Occupation(s)           Complex       Directorships
                                  Held with           and Length of              During Past          Overseen by        Held by
Name, Address and Age            Fund Complex          Time Served                Five Years            Trustee          Trustee
---------------------            ------------   ------------------------    ---------------------    -------------   --------------
LOUIS KLEIN, JR.                 Trustee        Shall serve until death,    Self-employed                 48         WHX
Date of Birth: 5/35                             resignation or removal.     financial consultant                     Corporation
                                                Trustee since October       since 1991.                              (industrial
                                                1999.                                                                manufacturer);
                                                                                                                     CRM Mutual
                                                                                                                     Fund Trust.

CLEMENT C. MOORE, II             Trustee        Shall serve until death,    Managing Partner,             48         CRM Mutual
Date of Birth: 9/44                             resignation or removal.     Mariemont Holdings,                      Fund Trust.
                                                Trustee since October       LLC, (real estate
                                                1999.                       holding and
                                                                            development company)
                                                                            since 1980.

JOHN J. QUINDLEN                 Trustee        Shall serve until death,    Retired since 1993.           48         None
Date of Birth: 5/32                             resignation or removal.
                                                Trustee since October
                                                1999.

MARK A. SARGENT                  Trustee        Shall serve until death,    Dean and Professor of         48         Wilmington
Date of Birth: 4/51                             resignation or removal.     Law, Villanova                           Low Volatility
                                                Trustee since               University School of                     Fund of Funds
                                                November 2001.              Law since July 1997.                     (Closed-end
                                                                                                                     Registered
                                                                                                                     Investment
                                                                                                                     Company).

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)

================================================================================

EXECUTIVE OFFICERS

                                                                                                         Number of
                                                                                                       Portfolios in
                                                                                  Principal                Fund            Other
                               Position(s)          Term of Office               Occupation(s)            Complex      Directorships
                                Held with           and Length of                 During Past           Overseen by       Held by
Name, Address and Age         Fund Complex           Time Served                   Five Years             Trustee         Trustee
---------------------       ---------------   -----------------------   ----------------------------  -------------   -------------
ERIC K. CHEUNG              Chief Financial   Shall serve at the        Vice President,                    N/A             N/A
1100 North Market Street    Officer, Vice     pleasure of the Board     Wilmington Trust
Wilmington, DE 19890        President and     and until successor is    Company Since 1986;
Date of Birth: 12/54        Treasurer         elected and qualified.    and Vice President and
                                              Officer since October     Director of Rodney
                                              1998.                     Square Management
                                                                        Corporation since
                                                                        2001.

JOSEPH M. FAHEY, JR.        Vice President    Shall serve at the        Vice President, Rodney             N/A             N/A
1100 North Market Street                      pleasure of the Board     Square Management
Wilmington, DE 19890                          and until successor is    Corporation since
Date of Birth: 1/57                           elected and qualified.    1992.
                                              Officer since November
                                              1999.

WILLIAM P. RICHARDS, JR.    Vice President    Shall serve at the        Managing Director,                 N/A             N/A
100 Wilshire Boulevard                        pleasure of the Board     Roxbury Capital
Suite 1000                                    and until successor is    Management LLC
Santa Monica, CA 90401                        elected and qualified.    since 1998.
Date of Birth: 11/36                          Officer since November
                                              2004.


ANNA M. BENCROWSKY          Chief             Shall serve at the        Vice President/                    N/A             N/A
1100 North Market Street    Compliance        pleasure of the Board     Chief Compliance
Wilmington, DE 19890        Officer           and until successor is    Officer, Rodney Square
Date of Birth: 5/51                           elected and qualified.    Management Corporation
                                              Officer since September   since 2004; Vice President
                                              2004.                     and Chief Compliance
                                                                        Officer, 1838 Investment
                                                                        Advisors, LP From 1998
                                                                        to 2004; Vice President,
                                                                        Secretary, and Treasurer,
                                                                        1838 Investment Advisors
                                                                        Funds from 1995 to 2004;
                                                                        Vice President and Secretary,
                                                                        1838 Bond--Debenture
                                                                        Trading Fund from
                                                                        1982 to 2004.

CHARLOTTA NILSSON           Secretary         Shall serve at the        Mutual Fund                        N/A             N/A
1100 North Market Street                      pleasure of the Board     Regulatory Administrator,
Wilmington, DE 19890                          and until successor is    Wilmington Trust
Date of Birth: 9/70                           elected and qualified.    Company since 2003.
                                              Officer since February    From 2001 to 2003
                                              2003.                     Regulatory Administrator,
                                                                        PFPC, Inc.

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)

================================================================================


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolios is available, without charge and upon request, on the SEC's website at http:// www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.

================================================================================

TRUSTEES
Robert H. Arnold
Dr. Eric Brucker
Robert J. Christian
Fred Filoon
Nicholas A. Giordano
Louis Klein, Jr.
Clement C. Moore, II
John J. Quindlen
Mark A. Sargent

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
PFPC INC.
301 Bellevue Parkway
Wilmington, DE 19801

LEGAL COUNSEL
Pepper Hamilton LLP

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP




Investor Information: (800) CRM-2883
http://www.crmfunds.com



THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.



CRMRETL - ANN - 6/05

================================================================================

================================================================================

                               [GRAPHIC OMITTED]







                                    MID CAP

                                   VALUE FUND




                                 Retail Shares


                                 ANNUAL REPORT
                                 June 30, 2005



                               [GRAPHIC OMITTED]













                                                                  THE CRM FUNDS

================================================================================

                                 THE CRM FUNDS

================================================================================

                   FUND AND SHAREHOLDER ACCOUNT INFORMATION:

                                   PFPC, Inc.
                                 760 Moore Road
                           King of Prussia, PA 19406
                                 (800) CRM-2883

--------------------------------------------------------------------------------
ANNUAL REPORT                                                      JUNE 30, 2005
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

   For the fiscal year ended June 30, 2005, the Institutional Shares of the CRM Small Cap Value Fund and CRM Mid Cap Value Fund were up 9.71% and 15.22%, respectively. These results compare to 14.39% and 21.80% for the Russell 2000 Value and Russell Mid Cap Value Indexes, respectively, during this period. The CRM Small/Mid Cap Value Fund was up 16.00% for the period September 1, 2004 (commencement of operations) to June 30, 2005, compared to the Russell 2500 Value Index which was up 20.85% during this period.

   It is a well-known dictum in the investment world that markets often do what the least number of people think they will do. With oil at record highs and the Fed on a steady course of raising short-term interest rates, who would have expected the 10 year treasury bond rate to remain in the 4% vicinity for most of the year? This seeming paradox resulted in the stock market responding similarly. While energy stocks have lead the market, so too have REITS and utilities, two interest rate sensitive sectors. Housing, of course, has also barreled along with real estate prices now promulgating regular articles in the financial and general press about a "bubble." After a brief sell-off in July and early August of last year, the market regained strength which accelerated after the presidential election was settled. During this period, good performance was turned in by many of the commodity/cyclical stocks as emerging market conditions, particularly in China, created demand for materials and basic industry output.

   For the six months ending June 30th, markets were somewhat flat. While energy and interest sensitive companies turned in good results, more cyclical companies gave up significant ground, particularly in the second calendar quarter. Overall markets, therefore, were mixed with the various stock market indices showing either modestly positive or negative returns. This environment continues with concern centered on the slowing effects of high oil prices and a resolute Fed staying the course on rate increases. With plenty of financial leverage in the economic system, there are some who believe that rates will go up until something "breaks." In the face of these issues, we remain focused on companies who themselves are skillful stewards of our capital. Corporate decision making remains robust as evidenced by increased merger and acquisition activity. Corporate balance sheets are generally well capitalized and private equity investors have plenty of capital to deploy. Change and low expectations are significantly abundant to provide us with a steady flow of investible ideas.

   CRM SMALL CAP VALUE FUND returned 9.71% this past fiscal year. Quanex,
Itron, Too, Inc. and Oshkosh Truck were significant contributors to the results. Quanex, a manufacturer of highly engineered steel products, benefited from strong product demand and the introduction of high value-added materials. Itron provides integrated solutions for measuring and communicating information about oil, gas, and water usage. These systems have seen strong demand in this high cost energy environment. Too designs and sells retail branded apparel for teenage girls. The stock has advanced rapidly since mid-
May after a similarly sharp decline earlier because of some cautionary statements by management. Subsequent analysis about this seasonally small quarter determined that management had been too conservative. Oshkosh Truck benefited from strong demand for military trucks as well as specialty commercial and fire emergency vehicles. An improved cost structure has had a very beneficial effect on earnings.

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------

   Skillsoft, Alliance Gaming, and Hanger Orthopedic were the largest detractors. Skillsoft has been hurt by a slower recovery in software for training and a more competitive pricing environment. Alliance Gaming has struggled with the integration of an acquisition consummated last year. Hanger was impacted by changes in insurance reimbursement. The reduced sales had a large negative impact on the earnings of this financially leveraged company.

   THE CRM SMALL/MID CAP VALUE FUND returned 16.00% since its inception on September 1, 2004. The largest contributors were Unova, Arris Group, and Millipore. Unova is benefiting from the adoption of radio frequency identification technology which allows manufacturers and retailers to electronically track inventory. Standards are largely in place and the company announced two important licensing agreements just before the end of the Fund's fiscal year. Arris Group is a manufacturer of equipment for transmitting voice communications over the internet. After a number of false starts, the cable companies are beginning to roll out services to compete with the traditional telephone companies. Millipore provides technologies and equipment used in the discovery, development, and production of pharmaceuticals. Its filtration equipment is particularly applicable in biotechnology.

   Cytec was the largest detractor followed by Dollar Tree Stores and Om Group. Cytec suffered during the sell off in commodity chemical companies in the most recent quarter. It also experienced weaker results in an acquired European resins and coatings business. Dollar Tree continues to transition to larger, more profitable stores. Older locations are dragging down results as low-end consumers are showing the effects of high gasoline prices. Om Group is a leading producer of cobalt and nickel based chemicals. It too sold off during the most recent quarter as pricing came into question in a slowing economy.

   THE CRM MID CAP VALUE FUND returned 15.22% for the fiscal year ended June 30, 2005. TXU Corp. was the largest contributor to results, followed by Questar and Encana. TXU has been a phenomenal restructuring story in the electric utility industry brought about by a new management team. Earnings have improved way beyond Wall Street's expectations, and the stock price has followed. Questar and Encana have both benefited from higher energy prices. Questar's earnings have been driven by the unregulated E&P company hidden alongside the company's gas gathering and local distribution businesses. Encana has been largely a play on Canadian oil and gas exploration and production.

   Manpower, Cytec, and Dollar Tree Stores turned out to be our largest detractors. Since the beginning of '05, Manpower has been in a downtrend as concern about employment trends and temporary help utilization in a slowing economy due to high oil prices and Fed tightening. Cytec suffered during the sell off in commodity chemical companies in the most recent quarter. It also experienced weaker results in an acquired European resins and coatings business. Dollar Tree continues to transition to larger, more profitable stores. Older locations are dragging down results as low-end consumers are showing the effects of high gasoline prices.

Sincerely,

CRM Funds

      /s/ Ronald H. McGlynn               /s/ Robert J. Christian
      ------------------------------      -----------------------------
      Ronald H. McGlynn                   Robert J. Christian
      Chairman and CEO                    President
      Cramer Rosenthal McGlynn, LLC       WT Mutual Fund


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------

During the period certain fees and expenses were waived by the Funds' service providers. Without these waivers total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change section of this report.

The views in this report were those of the Funds' manager as of June 30, 2005 and may not reflect the views of the manager on the date that this report is first published or any time thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice.

You should consider the investment objectives, risks, changes and expenses of the CRM Funds carefully before investing. A prospectus with this and other information may be obtained at www.crmfunds.com or at (800) CRM-2883. The prospectus should be read carefully before investing.

Distributed by Professional Funds Distributor, LLC.




--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM SMALL CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2005

================================================================================

The following information compares the Institutional Shares of the CRM Small Cap Value Fund ("Fund") with the performance of the Russell 2000 Index and Russell 2000 Value Index since the Fund's inception on January 27, 1998. The Russell 2000 Index is an unmanaged, capitalization weighted index of 2,000 small capitalization U.S. companies. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to book ratios and lower forecasted growth values. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies. The performance in the below table and graph does not reflect the deduction of taxed the shareholder would pay on Fund distributions or redemption of Fund shares.

Investments in small cap securities are subject to risks due to small cap companies being more vulnerable than larger companies to adverse business or economic developments. Small cap securities also may be less liquid and more volatile than securities of larger companies.

  CRM SMALL CAP VALUE FUND VS RUSSELL 2000 INDEX AND RUSSELL 2000 VALUE INDEX*


[GRAPHIC OMITTED]


    --------------------------------------------------------------------------

                                              Average Annual Total Return
                                           --------------------------------
                                           1 Year      5 Years    Inception
                                           ------      -------    ---------
     Small Cap Value Fund                   9.71%       16.08%     11.03%**
     Russell 2000 Index                     9.45%        5.71%      6.83%
     Russell 2000 Value Index              14.39%       16.12%     10.50%

    --------------------------------------------------------------------------

                     Small Cap Value Fund -      Russell 2000      Russell 2000
                      Institutional Shares          Index          Value Index
                     ----------------------      ------------      ------------
      1/27/1998            $10,000                $10,000.00        $10,000.00
      6/30/1998            $11,113                $10,660.86        $10,636.14
      6/30/1999            $ 9,452                $10,820.89        $10,028.11
      6/30/2000            $10,316                $12,370.93        $ 9,934.29
      6/30/2001            $14,636                $12,441.60        $12,994.27
      6/30/2002            $15,138                $11,372.02        $14,098.29
      6/30/2003            $14,839                $11,185.34        $13,562.54
      6/30/2004            $19,817                $14,917.39        $18,332.00
      6/30/2005            $21,742                $16,326.53        $20,969.81





---------------
* The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM SMALL CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2005

================================================================================


Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.





--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM SMALL/MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2005

================================================================================

The following information compares the Institutional Shares of the CRM Small/ Mid Cap Value Fund ("Fund") with the performance of the Russell 2500 Value Index and Russell 2500 Index since the Fund's inception on September 1, 2004. The Russell 2500 Value Index is an unmanaged index that measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2500 smallest companies in the Russell 3000 Index. An individual can not directly invest in an index. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies. The performance in the below table and graph does not reflect the deduction of taxed the shareholder would pay on Fund distributions or redemption of Fund shares.

Investments in small cap securities are subject to risks due to small cap companies being more vulnerable than larger companies to adverse business or economic developments. Small cap securities also may be less liquid and more volatile than securities of larger companies.

             CRM SMALL/MID CAP VALUE FUND VS RUSSELL 2500 INDEX AND
                           RUSSELL 2500 VALUE INDEX*


[GRAPHIC OMITTED]

    --------------------------------------------------------------------------

                                                 Total Return
                                           ---------------------------
                                                   Inception(1)
                                                   ------------
     Small/Mid Cap Value Fund**                       16.00%
     Russell 2500 Index                               19.99%
     Russell 2500 Value Index                         20.85%

    --------------------------------------------------------------------------



                    Small/Mid Cap Value         Russell 2500    Russell 2500
                 Fund - Institutional Shares        Index       Value Index
                 ---------------------------    ------------    ------------
       9/1/2004          $10,000                 $10,000.00      $10,000.00
      6/30/2005          $11,600                 $11,999.88      $12,084.98







---------------
1   Cumulative return since inception.

* The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM SMALL/MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2005

================================================================================

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.





--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2005

================================================================================

The following information compares the Institutional Shares of the CRM Mid Cap Value Fund ("Fund") with the performance of the Russell MidCap Index and Russell MidCap Value Index since the Fund's inception on January 6, 1998. The Russell MidCap Index measures the performance of 800 of the smallest companies in the Russell 1000 Index, which is an unmanaged index, capitalization weighted index of 1,000 large capitalization U.S. companies. The Russell MidCap Value Index measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies. The performance in the below table and graph does not reflect the deduction of taxed the shareholder would pay on Fund distributions or redemption of Fund shares.

 CRM MID CAP VALUE FUND VS RUSSELL MIDCAP INDEX AND RUSSELL MIDCAP VALUE INDEX*


[GRAPHIC OMITTED]

    --------------------------------------------------------------------------

                                              Average Annual Total Return
                                           --------------------------------
                                           1 Year      5 Year     Inception
                                           ------      -------    ---------
     Mid Cap Value Fund**                  15.22%       18.40%     16.41%
     Russell MidCap Index                  17.12%        7.34%      9.70%
     Russell MidCap Value Index            21.80%       14.86%     10.70%

    --------------------------------------------------------------------------



                   Mid Cap Value Fund -                           Russell MidCap
                   Institutional Shares     Russell MidCap Index   Value Index
                   --------------------     -------------------- --------------
       1/6/1998         $10,000                 $10,000.00          $10,000.00
      6/30/1998         $10,970                 $11,122.96          $10,928.88
      6/30/1999         $11,227                 $12,380.81          $11,543.75
      6/30/2000         $13,395                 $13,945.61          $10,631.01
      6/30/2001         $19,139
      6/30/2002         $20,104                 $12,780.38          $13,427.42
      6/30/2003         $19,947                 $13,117.00          $13,341.92
      6/30/2004         $27,045                 $16,971.57          $17,452.99
      6/30/2005         $31,161                 $19,876.68          $21,256.93



---------------
* The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2005

================================================================================

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.











--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
EXPENSE DISCLOSURE


================================================================================
DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables illustrate your Fund's costs in two ways.

   o ACTUAL FUND RETURN. The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

   o HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
EXPENSE DISCLOSURE (CONTINUED)


================================================================================

DISCLOSURE OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

EXPENSE TABLE


                                                                                    BEGINNING      ENDING                  EXPENSES
                                                                                     ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                                                                      VALUE        VALUE       EXPENSE      DURING
                                                                                     1/01/05      6/30/05      RATIO(1)     PERIOD*
                                                                                    ---------    ---------    ----------   --------
CRM Small Cap Value Fund -- Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $1,005.20       0.98%       $4.91
Hypothetical 5% Return ..........................................................   $1,000.00    $1,019.89       0.98%       $4.95

CRM Small/Mid Cap Value Fund -- Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $  994.80       1.25%       $6.18
Hypothetical 5% Return ..........................................................   $1,000.00    $1,018.59       1.25%       $6.26

CRM Mid Cap Value Fund -- Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $1,016.90       0.95%       $4.74
Hypothetical 5% Return ..........................................................   $1,000.00    $1,020.09       0.95%       $4.75

---------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(1) During the period presented, the CRM Small Cap Value Fund, Small/Mid Cap Value Fund, and Mid Cap Value Fund each operated as a feeder fund in a master-feeder structure and invested 100% of their investable assets in a corresponding series of WT Investment Trust I. The "Annualized Expense Ratio" includes expenses allocated from their respective series. Effective July 1, 2005, the Funds no longer operate in a master-feeder structure.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS


================================================================================
PORTFOLIO HOLDINGS
JUNE 30, 2005

As of June 30, 2005, 100% of the CRM Small Cap Value, Small/Mid Cap Value and Mid Cap Value Funds' investable assets were invested in a corresponding series of WT Investment Trust I. The following tables present a summary of the portfolio holdings of each of the corresponding series of the WT Investment Trust I as a percent of their total investments.

SMALL CAP VALUE SERIES
----------------------
Common Stocks
 Manufacturing                                           23.7%
 Wholesale & Retail Trade                                17.1%
 Services                                                11.9%
 Finance & Insurance                                     11.4%
 Computer Services                                        5.4%
 Electric, Gas, Water & Utilities                         5.1%
 Oil & Gas                                                4.0%
 Healthcare                                               3.8%
 Consumer Discretionary                                   3.1%
 Transportation                                           3.0%
 Technology                                               2.9%
 Communication & Broadcasting                             2.1%
 Real Estate Investment Trusts                            1.7%
 Aerospace & Defense                                      1.5%
 Entertainment & Leisure                                  1.3%
Short-Term Investments                                    2.0%
                                                        -----
                                                        100.0%
                                                        =====

SMALL/MID CAP VALUE SERIES
--------------------------
Common Stocks
 Manufacturing                                           25.9%
 Finance & Insurance                                     19.0%
 Wholesale & Retail Trade                                10.1%
 Services                                                 8.0%
 Healthcare                                               6.1%
 Aerospace & Defense                                      5.3%
 Oil & Gas                                                4.6%
 Electric, Gas, Water & Utilities                         3.0%
 Computer Services                                        2.3%
 Transportation                                           2.0%
 Real Estate                                              2.0%
 Entertainment & Leisure                                  1.7%
 Consumer Products                                        1.3%
 Information Technology                                   1.2%
Short-Term Investments                                    7.1%
U.S. Treasury Obligations                                 0.4%
                                                        -----
                                                        100.0%
                                                        =====



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS (CONTINUED)


================================================================================

MID CAP VALUE SERIES
--------------------
Common Stocks
 Manufacturing                                         18.6%
 Finance & Insurance                                   17.6%
 Services                                               9.3%
 Healthcare                                             8.9%
 Wholesale & Retail Trade                               7.8%
 Electric, Gas, Water & Utilities                       7.2%
 Transportation                                         6.8%
 Oil & Gas                                              4.9%
 Entertainment & Leisure                                3.9%
 Consumer Products                                      2.1%
 Aerospace & Defense                                    1.9%
 Communication & Broadcasting                           1.6%
 Computer Services                                      1.4%
 Computer Services & Software                           0.7%
Exchange Traded Funds                                   0.6%
Short-Term Investments                                  3.8%
U.S. Treasury Obligations                               2.9%
                                                      -----
                                                      100.0%
                                                      =====


DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005

================================================================================


                                                                                       SMALL CAP     SMALL/MID CAP       MID CAP
                                                                                      VALUE FUND      VALUE FUND       VALUE FUND
                                                                                     ------------    -------------   --------------
ASSETS
   Investment in Series, at value................................................    $732,510,220     $32,156,321    $1,675,003,176
   Receivable for Fund shares sold...............................................         582,846          18,390         7,796,194
   Receivable for investment in Series withdrawn.................................         724,589          36,882         2,261,569
   Other assets..................................................................          41,315             530            79,279
                                                                                     ------------     -----------    --------------
Total assets.....................................................................     733,858,970      32,212,123     1,685,140,218
                                                                                     ------------     -----------    --------------
LIABILITIES
   Payable for Fund shares redeemed..............................................         724,589          36,882         2,261,569
   Payable for investment in Series..............................................         582,846          18,390         7,796,194
   Accrued expenses..............................................................         137,598           6,016           275,677
                                                                                     ------------     -----------    --------------
Total liabilities................................................................       1,445,033          61,288        10,333,440
                                                                                     ------------     -----------    --------------
NET ASSETS.......................................................................    $732,413,937     $32,150,835    $1,674,806,778
                                                                                     ============     ===========    ==============
COMPONENTS OF NET ASSETS
   Paid in capital...............................................................    $557,248,224     $31,025,510    $1,490,445,481
   Undistributed net investment income (accumulated loss)........................             (57)         98,612        12,056,990
   Accumulated net realized gain on investments..................................      53,074,591          60,742        17,020,047
   Net unrealized appreciation on investments....................................     122,091,179         965,971       155,284,260
                                                                                     ------------     -----------    --------------
NET ASSETS.......................................................................    $732,413,937     $32,150,835    $1,674,806,778
                                                                                     ============     ===========    ==============
NET ASSETS BY SHARE CLASS
   Investor Shares...............................................................    $273,817,288     $25,566,401    $  632,006,224
   Institutional Shares..........................................................     458,596,649       6,584,434     1,028,599,540
   Retail Shares.................................................................              --              --        14,201,014
                                                                                     ------------     -----------    --------------
NET ASSETS.......................................................................    $732,413,937     $32,150,835    $1,674,806,778
                                                                                     ============     ===========    ==============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ($0.01 par value, unlimited authorized shares)
   Investor Shares...............................................................      10,369,814       2,209,126        24,230,482
   Institutional Shares..........................................................      16,841,348         567,737        38,918,312
   Retail Shares.................................................................              --              --           543,666
NET ASSET VALUE (OFFERING PRICE AND
  REDEMPTION PRICE) PER SHARE
   Investor Shares...............................................................    $      26.41     $     11.57    $        26.08
   Institutional Shares..........................................................    $      27.23     $     11.60    $        26.43
   Retail Shares.................................................................              --              --    $        26.12


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2005

================================================================================


                                                                                         SMALL CAP     SMALL/MID CAP      MID CAP
                                                                                         VALUE FUND     VALUE FUND(1)   VALUE FUND
                                                                                        -----------    -------------   ------------
NET INVESTMENT INCOME FROM SERIES
   Dividends (net of foreign tax withheld)..........................................    $ 5,132,640     $  214,388     $ 23,515,327
   Interest.........................................................................        423,039         19,093        1,688,602
   Securities lending income........................................................         46,544             --          173,790
   Expenses.........................................................................     (5,932,845)      (114,888)(2)   (8,652,040)
                                                                                        -----------     ----------     ------------
    Net investment income (loss) from Series........................................       (330,622)       118,593       16,725,679
                                                                                        -----------     ----------     ------------
EXPENSES
   Shareholder services -- Investor Shares..........................................        685,282         15,363          945,207
   Shareholder services -- Retail Shares............................................             --             --           22,836
   Administration and accounting fees...............................................         55,260         43,060           69,074
   Transfer agent fees..............................................................        225,117          3,600          327,784
   Professional fees................................................................         51,041         11,904           53,643
   Registration fees................................................................         47,250         40,753           99,573
   Trustee fees and expenses........................................................         13,192          9,856           13,215
   Compliance services..............................................................         35,545            609           59,129
   Distribution fees -- Retail Shares...............................................             --             --           13,701
   Shareholder reports..............................................................        142,657         15,360          190,267
   Miscellaneous....................................................................        105,486          7,695          120,499
                                                                                        -----------     ----------     ------------
Total expenses......................................................................      1,360,830        148,200        1,914,928
   Expenses reimbursed..............................................................             --        (86,154)              --
   Administration and accounting fees waived -- Investor Shares.....................             --        (21,756)              --
   Administration and accounting fees waived -- Institutional Shares................             --        (20,309)              --
   Administration and accounting fees waived -- Retail Shares.......................             --             --          (13,816)
                                                                                        -----------     ----------     ------------
    Net expenses....................................................................      1,360,830         19,981        1,901,112
                                                                                        -----------     ----------     ------------
NET INVESTMENT INCOME (LOSS)........................................................     (1,691,452)        98,612       14,824,567
                                                                                        -----------     ----------     ------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS FROM SERIES
   Net realized gain from investments...............................................     65,247,924         60,742       23,514,155
   Net change in unrealized appreciation (depreciation)
    of investments..................................................................       (466,860)       965,971       98,822,489
                                                                                        -----------     ----------     ------------
   Net realized and unrealized gain on investments from Series......................     64,781,064      1,026,713      122,336,644
                                                                                        -----------     ----------     ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.........................................................    $63,089,612     $1,125,325     $137,161,211
                                                                                        ===========     ==========     ============

---------------
(1) For the period September 1, 2004 (commencement of operations) through June 30, 2005.
(2) Expenses from the Small/Mid Cap Series are shown net of $6,680 of fees waived.



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                                        SMALL CAP VALUE FUND
                                                                                    ----------------------------
                                                                                     YEAR ENDED      YEAR ENDED
                                                                                      JUNE 30,        JUNE 30,
                                                                                        2005            2004
                                                                                    ------------   -------------
NET ASSETS -- BEGINNING OF PERIOD .............................................     $643,778,580   $ 379,250,902
                                                                                    ------------   -------------
OPERATIONS
 Net investment loss ..........................................................       (1,691,452)     (2,294,003)
 Net realized gain from investments ...........................................       65,247,924      75,953,310
 Net change in unrealized appreciation (depreciation) of investments...........         (466,860)     60,856,357
                                                                                    ------------   -------------
   Net increase in net assets resulting from operations........................       63,089,612     134,515,664
                                                                                    ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net realized gain on investments -- Investor Share............................      (24,506,720)             --
 Net realized gain on investments -- Institutional Shares......................      (37,144,937)             --
                                                                                    ------------   -------------
   Total distributions to shareholders.........................................      (61,651,657)             --
                                                                                    ------------   -------------
CAPITAL SHARE TRANSACTIONS
 Sale of shares -- Investor Shares ............................................       48,115,783     158,626,199
 Sale of shares -- Institutional Shares .......................................      139,957,662     143,309,775
 Reinvestment of distributions -- Investor Shares..............................       22,915,094              --
 Reinvestment of distributions -- Institutional Shares.........................       33,187,471              --
 Redemptions of shares -- Investor Shares .....................................      (79,147,894)   (120,961,737)
 Redemptions of shares -- Institutional Shares ................................      (77,830,714)    (50,962,223)
                                                                                    ------------   -------------
   Net increase from capital share transactions................................       87,197,402     130,012,014
                                                                                    ------------   -------------
   Total increase in net assets................................................       88,635,357     264,527,678
                                                                                    ------------   -------------
                                                                                    $732,413,937   $ 643,778,580
NET ASSETS -- END OF PERIOD ...................................................     ============   =============
Undistributed net investment income (accumulated loss).........................     $        (57)  $      (3,028)
                                                                                    ============   =============

                                                                                       SHARES          SHARES
CAPITAL SHARE TRANSACTIONS ....................................................     ------------   -------------
 Sale of shares -- Investor Shares ............................................        1,873,785       6,616,151
 Sale of shares -- Institutional Shares .......................................        5,176,756       5,667,567
 Reinvestment of distributions -- Investor Shares..............................          889,561              --
 Reinvestment of distributions -- Institutional Shares.........................        1,250,941              --
 Redemptions of shares -- Investor Shares .....................................       (3,105,368)     (5,076,318)
 Redemptions of shares -- Institutional Shares ................................       (2,968,186)     (2,067,724)
                                                                                    ------------   -------------
   Net increase in shares......................................................        3,117,489       5,139,676
                                                                                    ============   =============




--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS
                                       16

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                   SMALL/MID CAP
                                                                    VALUE FUND
                                                                  --------------
                                                                  FOR THE PERIOD
                                                                   SEPTEMBER 1,
                                                                       2004(1)
                                                                      THROUGH
                                                                   JUNE 30, 2005
                                                                  --------------
NET ASSETS -- BEGINNING OF PERIOD .............................     $        --
                                                                    -----------
OPERATIONS
 Net investment income ........................................          98,612
 Net realized gain from investments ...........................          60,742
 Net change in unrealized appreciation (depreciation) of
  investments..................................................         965,971
                                                                    -----------
   Net increase in net assets resulting from operations .......       1,125,325
                                                                    -----------
CAPITAL SHARE TRANSACTIONS
 Sale of shares -- Investor Shares ............................      25,555,588
 Sale of shares -- Institutional Shares .......................       6,056,356
 Redemptions of shares -- Investor Shares .....................        (544,442)
 Redemptions of shares -- Institutional Shares ................         (41,992)
                                                                    -----------
   Net increase from capital share transactions ...............      31,025,510
                                                                    -----------
   Total increase in net assets ...............................      32,150,835
                                                                    -----------
NET ASSETS -- END OF PERIOD ...................................     $32,150,835
                                                                    ===========
Undistributed net investment income ...........................     $    98,612
                                                                    ===========

                                                                        SHARES
CAPITAL SHARE TRANSACTIONS                                             ---------
 Sale of shares -- Investor Shares ............................       2,257,887
 Sale of shares -- Institutional Shares .......................         571,367
 Redemptions of shares -- Investor Shares .....................         (48,761)
 Redemptions of shares -- Institutional Shares ................          (3,630)
                                                                    -----------
   Net increase in shares .....................................       2,776,863
                                                                    ===========

---------------
(1) Commencement of operations.




--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS




                                                                                         MID CAP VALUE FUND
                                                                                   -----------------------------
                                                                                      YEAR ENDED      YEAR ENDED
                                                                                       JUNE 30,        JUNE 30,
                                                                                         2005            2004
                                                                                    --------------   ------------
NET ASSETS -- BEGINNING OF PERIOD ..............................................    $  479,687,694   $169,221,991
                                                                                    --------------   ------------
OPERATIONS
 Net investment income .........................................................        14,824,567        252,458
 Net realized gain from investments ............................................        23,514,155     44,458,501
 Net change in unrealized appreciation depreciation) of investments.............        98,822,489     33,851,877
                                                                                    --------------   ------------
   Net increase in net assets resulting from operations.........................       137,161,211     78,562,836
                                                                                    ==============   ============
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income -- Investor Shares ......................................        (1,062,796)       (71,306)
 Net investment income -- Institutional Shares .................................        (1,927,595)      (214,919)
 Net investment income -- Retail Shares ........................................           (28,627)        (3,117)
 Net realized gain on investments -- Investor Shares............................       (12,703,403)            --
 Net realized gain on investments -- Institutional Shares.......................       (23,040,169)            --
 Net realized gain on investments -- Retail Shares..............................          (342,169)            --
                                                                                    --------------   ------------
   Total distributions to shareholders..........................................       (39,104,759)      (289,342)
                                                                                    --------------   ------------
CAPITAL SHARE TRANSACTIONS
 Sale of shares -- Investor Shares .............................................       551,420,436     83,504,881
 Sale of shares -- Institutional Shares ........................................       718,664,410    182,725,983
 Sale of shares -- Retail Shares ...............................................         9,264,323      4,368,932
 Reinvestment of distributions -- Investor Shares...............................        11,858,487         34,679
 Reinvestment of distributions -- Institutional Shares..........................        20,745,791        187,947
 Reinvestment of distributions -- Retail Shares.................................           370,795          3,117
 Redemptions of shares -- Investor Shares ......................................      (102,200,436)    (8,814,459)
 Redemptions of shares -- Institutional Shares .................................      (111,529,071)   (29,277,156)
 Redemptions of shares -- Retail Shares ........................................        (1,532,103)      (541,715)
                                                                                    --------------   ------------
   Net increase from capital share transactions ................................     1,097,062,632    232,192,209
                                                                                    --------------   ------------
   Total increase in net assets.................................................     1,195,119,084    310,465,703
                                                                                    --------------   ------------
NET ASSETS -- END OF PERIOD ....................................................    $1,674,806,778   $479,687,694
                                                                                    ==============   ============
Undistributed net investment income ............................................    $   12,056,990   $    251,332
                                                                                    ==============   ============

                                                                                        SHARES          SHARES
                                                                                    --------------   ------------
CAPITAL SHARE TRANSACTIONS
 Sale of shares -- Investor Shares .............................................        22,100,363      3,768,236
 Sale of shares -- Institutional Shares ........................................        28,490,778      8,314,955
 Sale of shares -- Retail Shares ...............................................           367,219        204,776
 Reinvestment of distributions -- Investor Shares...............................           468,160          1,670
 Reinvestment of distributions -- Institutional Shares..........................           809,118          8,993
 Reinvestment of distributions -- Retail Shares.................................            14,604            150
 Redemptions of shares -- Investor Shares ......................................        (4,111,319)      (418,995)
 Redemptions of shares -- Institutional Shares .................................        (4,454,744)    (1,363,056)
 Redemptions of shares -- Retail Shares ........................................           (62,093)       (25,024)
                                                                                    --------------   ------------
   Net increase in shares.......................................................        43,622,086     10,491,705
                                                                                    ==============   ============



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS

================================================================================

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                                                  SMALL CAP VALUE FUND -- INSTITUTIONAL SHARES
                                                                             ------------------------------------------------------
                                                                                       FOR THE FISCAL YEARS ENDED JUNE 30,
                                                                             ------------------------------------------------------
                                                                               2005       2004        2003        2002       2001
                                                                             --------   --------    --------    --------   --------
Net asset value -- Beginning of Period...................................    $  27.03   $  20.24    $  21.42    $  22.29   $  16.49
                                                                             --------   --------    --------    --------   --------
Investment operations:
 Net investment income (loss)............................................       (0.04)(a)  (0.08)(a)   (0.03)(a)    0.04(a)    0.16
 Net realized and unrealized gain (loss) on investments..................        2.60       6.87       (0.51)       0.67       6.47
                                                                             --------   --------    --------    --------   --------
   Total from investment operations......................................        2.56       6.79       (0.54)       0.71       6.63
                                                                             --------   --------    --------    --------   --------
Distributions to shareholders:
 From net investment income..............................................          --         --       (0.02)      (0.10)     (0.02)
 From net realized gain on investments...................................       (2.36)        --       (0.62)      (1.48)     (0.81)
                                                                             --------   --------    --------    --------   --------
Total distributions to shareholders......................................       (2.36)        --       (0.64)      (1.58)     (0.83)
                                                                             --------   --------    --------    --------   --------
Net asset value -- End of Period.........................................    $  27.23   $  27.03    $  20.24    $  21.42   $  22.29
                                                                             ========   ========    ========    ========   ========
Total Return.............................................................       9.71%     33.55%     (1.98)%       3.43%     41.88%
Ratios/Supplemental Data(b)
Ratios to average net assets:
 Expenses................................................................       0.97%      0.97%       1.02%       1.00%      1.02%
 Net investment income (loss)............................................     (0.15)%    (0.32)%     (0.15)%       0.22%      0.92%
Portfolio turnover rate..................................................         84%        77%         74%         61%        90%
Net assets at end of period (000's omitted)..............................    $458,596   $361,660     197,955    $198,131   $163,285

---------------
(a) The net investment loss per share was calculated using the average shares outstanding method.
(b) For the periods presented, the Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated from the master fund, WT Investment Trust I - Small Cap Value Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.





--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS


================================================================================


                                                               SMALL/MID CAP
                                                               VALUE FUND --
                                                            INSTITUTIONAL SHARES
                                                           ---------------------
                                                               FOR THE PERIOD
                                                           SEPTEMBER 1, 2004 (a)
                                                                  THROUGH
                                                               JUNE 30, 2005
                                                           ---------------------
Net asset value -- Beginning of Period .................          $ 10.00
                                                                  -------
Investment operations:
 Net investment income .................................             0.04(b)
 Net realized and unrealized gain on investments .......             1.56
                                                                  -------
Total from investment operations .......................             1.60
                                                                  -------
Net asset value -- End of Period .......................          $ 11.60
                                                                  =======
Total Return ...........................................           16.00%(c)
Ratios/Supplemental Data(e)
Ratios to average net assets:
 Expenses, including reimbursement/waiver ..............            1.25%(d)
 Expenses, excluding reimbursement/waiver ..............            3.22%(d)
 Net investment income, including reimbursement/waiver .            0.58%(d)
Portfolio turnover rate ................................              71%(c)
Net assets at end of period (000's omitted) ............          $ 6,584



---------------
(a) Inception of Institutional Share class.
(b) The net investment income per share was calculated using the average shares outstanding method.
(c) Not annualized.
(d) Annualized.
(e) For the period presented, the Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated from the master fund, WT Investment Trust I - Small/Mid Cap Value Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS


================================================================================



                                                                                   MID CAP VALUE FUND -- INSTITUTIONAL SHARES
                                                                             ------------------------------------------------------
                                                                                       FOR THE FISCAL YEARS ENDED JUNE 30,
                                                                             ------------------------------------------------------
                                                                                2005        2004        2003       2002       2001
                                                                             ----------   --------    --------    -------   -------
Net asset value -- Beginning of Period...................................    $    23.97   $  17.70    $  17.93    $ 18.19   $ 13.25
                                                                             ----------   --------    --------    -------   -------
Investment operations:
 Net investment income...................................................          0.37(a)    0.03(a)     0.04         --(a)   0.09
 Net realized and unrealized gain (loss) on
   investments...........................................................          3.24       6.26       (0.19)      0.92      5.48
                                                                             ----------   --------    --------    -------   -------
   Total from investment operations......................................          3.61       6.29       (0.15)      0.92      5.57
                                                                             ----------   --------    --------    -------   -------
Distributions to shareholders:
 From net investment income..............................................         (0.09)     (0.02)         --      (0.03)    (0.06)
 From net realized gain on investments...................................         (1.06)        --       (0.08)     (1.15)    (0.57)
                                                                             ----------   --------    --------    -------   -------
   Total distributions to shareholders...................................         (1.15)     (0.02)      (0.08)     (1.18)    (0.63)
                                                                             ----------   --------    --------    -------   -------
Net asset value -- End of Period.........................................    $    26.43   $  23.97    $  17.70    $ 17.93   $ 18.19
                                                                             ==========   ========    ========    =======   =======
Total Return.............................................................        15.22%     35.58%     (0.78)%      5.04%    42.88%
Ratios/Supplemental Data(b)
Ratios to average net assets:
 Expenses, including reimbursement/waiver................................         0.95%      1.01%       1.12%      1.14%     1.15%
 Expenses, excluding reimbursement/waiver................................         0.95%      1.01%       1.12%      1.16%     1.53%
 Net investment income, including
   reimbursement/waiver..................................................         1.56%      0.16%       0.29%      0.03%     0.66%
Portfolio turnover rate..................................................          112%       152%        142%       143%      163%
Net assets at end of period (000's omitted)..............................    $1,028,600   $337,365    $125,891    $94,391   $38,823

---------------
(a) The net investment income per share was calculated using the average shares outstanding method.
(b) For the periods presented, the Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated from the master fund, WT Investment Trust I -- Mid Cap Value Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS


================================================================================
1. DESCRIPTION OF THE FUND. CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, and CRM Mid Cap Value Fund (each a "Fund" and collectively the "Funds") are series of WT Mutual Fund ("WT Fund"). The CRM Small/Mid Cap Value Fund commenced operations on September 1, 2004. WT Fund is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Funds. Information regarding other series of WT Fund is contained in separate reports to their shareholders.

   The Funds offer three classes of shares: Investor Shares, Institutional Shares and Retail Shares. Institutional Shares are offered only to those investors who invest in the Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor and Retail Shares are available to all investors and are subject to a shareholder servicing fee. Retail Shares are also subject to a 12b-1 distribution fee. Information regarding the Investor and Retail Shares are included in separate shareholder reports.

   During the periods covered by this report, each Fund sought to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Fund. The performance of each Fund was directly affected by the performance of its corresponding Series. As of June 30, 2005, Small Cap Value Fund owned approximately 95% of its respective Series, and Small/Mid Cap Value Fund and Mid Cap Value Fund owned approximately 100% of their respective Series. The financial statements of each Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   As described in Note 6, effective July 1, 2005, the Funds' investment structures were changed.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

   Valuation of Investment in Series. Valuation of each Fund's investment in its respective Series is based on the underlying securities held by that Series. Each Fund is allocated its portion of its respective Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   Investment Income. Each Fund records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Fund records it own expenses as incurred. Common expenses of WT Fund are allocated on a pro rata basis among the series based on relative net assets. Investment income, common expenses and realized and unrealized gains and losses on investments are allocated among each Fund's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

   Distributions to Shareholders. Distributions from net investment income and realized gains, if any, are declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Funds do not incur an advisory fee directly, but indirectly through their investments in the Series. The investment adviser to each Series is Cramer Rosenthal McGlynn, LLC ("CRM"). The advisory and other fees charged to the Series are discussed in the notes to the Series' financial statements.

   Effective November 19, 2004, Rodney Square Management Corporation ("RSMC"), an affiliate of CRM, provides compliance services to the Funds pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of each Fund's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statements of operations.

   Prior to September 30, 2004, RSMC served as administrator and accounting agent to each Fund. For the period July 1, 2004 to September 30, 2004, RSMC was paid $18,000 and $22,500 by the CRM Small Cap Value Fund and CRM Mid Cap Value Fund, respectively.

   CRM has contractually agreed to reimburse certain Fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more that 1.25% of Institutional Shares average daily net assets. These undertakings will remain in place until November 1, 2010 for the CRM Small Cap Value Fund and CRM Mid Cap Value Fund and until November 1, 2007 for the CRM Small/Mid Cap Value Fund.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 2005, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses:


                                                                      SMALL CAP      MID CAP
                                                                      VALUE FUND    VALUE FUND
                                                                     -----------    ----------
  Paid-in-capital .................................................  $        --      $(109)
  Undistributed net investment income (accumulated loss)...........    1,694,423        109
                                                                     -----------
  Accumulated net realized gain (loss) on investments .............   (1,694,423)        --
                                                                     -----------



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

   The tax character of distributions paid for the years ended June 30, 2005 and 2004 was as follows:

                                                                                                           SMALL/MID
                                                                                             SMALL CAP     CAP VALUE      MID CAP
                                                                                             VALUE FUND      FUND       VALUE FUND
                                                                                            -----------    ---------   ------------
  Year ended June 30, 2005
  Ordinary income.......................................................................    $32,024,742      $  --      $28,378,766
  Long-term capital gains...............................................................     29,626,915         --       10,725,993
                                                                                            -----------      -----      -----------
   Total distributions..................................................................    $61,651,657      $  --      $39,104,759
                                                                                            ===========      =====      ===========
  Year ended June 30, 2004
  Ordinary income.......................................................................    $        --                 $   289,342
                                                                                            -----------                 -----------
   Total distributions..................................................................    $        --                 $   289,342
                                                                                            ===========                 ===========


   As of June 30, 2005, the components of accumulated earnings on a tax basis were as follows:

                                                                                                          SMALL/MID
                                                                                            SMALL CAP     CAP VALUE       MID CAP
                                                                                           VALUE FUND        FUND       VALUE FUND
                                                                                          ------------    ----------   ------------
  Undistributed ordinary income.......................................................    $ 25,585,444    $  279,715   $ 18,874,829
  Undistributed long-term capital gains...............................................      30,194,141            --     15,237,624
  Other temporary differences.........................................................             (57)          (79)           (80)
  Net unrealized appreciation of investments..........................................     119,386,185       845,689    150,248,924
                                                                                          ------------    ----------   ------------
   Total accumulated earnings.........................................................    $175,165,713    $1,125,325   $184,361,297
                                                                                          ============    ==========   ============


   The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales.

5. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

6. SUBSEQUENT EVENTS. Effective July 1, 2005, each Fund's investment structure was changed from a master-feeder structure to a stand-alone mutual fund, whereby each Fund directly invests in securities. The restructuring was accomplished through a redemption by each Fund of its investment in its corresponding Series, whereby the Series distributed to the Fund its pro rata portion of assets and liabilities in a tax-free, in-kind distribution. No change in the investment adviser, its services or fees occurred as a result of the restructuring.

   The Board of Trustees has approved a plan to reorganize (the "Reorganization") each of the Funds, subject to shareholder approval, into a newly created series of CRM Mutual Fund Trust, a Delaware statutory trust (the "CRM Trust"). The name of each series of CRM Trust will be identical to that of its corresponding Fund. A special shareholder meeting will be held on Wednesday, August 31, 2005 to consider the issue.



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================
To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, and CRM Mid Cap Value Fund (the "Funds") (each a series of WT Mutual Fund) as of June 30, 2005, and the related statements of operations, statements of changes in net assets, and financial highlights (Institutional Shares) for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 2005, and the results of their operations, the changes in their net assets, and their financial highlights (Institutional Shares) for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                   ERNST & YOUNG LLP


Philadelphia, Pennsylvania
August 12, 2005



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
TAX INFORMATION (UNAUDITED)

================================================================================

For the fiscal year ended June 30, 2005, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, 10.19% and 89.39% of their ordinary income distribution (dividend income plus short-term gains, if any) for the Small Cap Value and Mid Cap Value Fund, respectively, qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

For corporate shareholders, 13.28% and 95.42% of the ordinary income distributions (dividend income plus short-term gains, if any) for the Small Cap Value and Mid Cap Value Fund qualifies for the dividend received deduction.









--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
ANNUAL REPORT
JUNE 30, 2005

================================================================================

             (The following should be read in conjunction with the
                         Funds' Financial Statements.)













--------------------------------------------------------------------------------
                                       27

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

================================================================================

                                                      MARKET
  SHARES                                              VALUE
---------                                           -----------
COMMON STOCK (98.0%)
AEROSPACE (1.5%)
  231,000    DRS Technologies, Inc.* ...........   $ 11,845,680
                                                   ------------
COMMUNICATION & BROADCASTING (2.1%)
Telecommunications (2.1%)
  942,800    Journal Communications, Inc. --
              Class A ..........................     15,839,040
                                                    -----------
COMPUTER SERVICES (5.4%)
1,082,250    Insight Enterprises, Inc.* ........     21,839,805
  969,900    RSA Security, Inc.* ...............     11,134,452
  334,400    Transaction Systems
              Architects, Inc.* ................      8,236,272
                                                    -----------
                                                     41,210,529
                                                    -----------

CONSUMER DISCRETIONARY (3.1%)
Casino & Gaming (3.1%)
  379,550    Isle of Capri Casinos, Inc.* ......      9,944,210
  703,900    Pinnacle Entertainment, Inc.* .....     13,768,284
                                                    -----------
                                                     23,712,494
                                                    -----------

ELECTRIC, GAS, WATER & UTILITIES (5.1%)
  422,500    AGL Resources, Inc. ...............     16,329,625
  462,200    El Paso Electric Co.* .............      9,451,990
  555,200    Southern Union Co.* ...............     13,630,160
                                                    -----------
                                                     39,411,775
                                                    -----------
ENTERTAINMENT & LEISURE (1.3%)
  407,400    Intrawest Corp. ...................      9,810,192
                                                    -----------
FINANCE & INSURANCE (11.4%)
Insurance Carriers (4.4%)
  228,500    AmerUs Group Co. (a) ..............     10,979,425
  328,950    First American Corp. ..............     13,204,053
  282,700    Midland Co. .......................      9,948,213
                                                    -----------
                                                     34,131,691
                                                    -----------
Savings, Credit, & Other Financial
 Institutions (7.0%)
  346,300    BankUnited Financial Corp. ........      9,363,952
   97,246    Capital Corp of The West ..........      2,698,577
  198,400    Cullen/Frost Bankers, Inc. ........      9,453,760
  225,600    First Midwest Bancorp, Inc. .......      7,934,352
  148,031    Glacier Bancorp, Inc. .............      3,868,050
  448,200    Main Street Banks, Inc. ...........     11,411,172
  499,775    The Bancorp Bank* .................      8,716,076
                                                    -----------
                                                     53,445,939
                                                    -----------
                                                     87,577,630
                                                    -----------
HEALTHCARE (3.8%)
Healthcare -- Services (1.9%)
  411,000    Apria Healthcare Group, Inc.* (a) .     14,237,040
                                                    -----------

                                                      MARKET
  SHARES                                              VALUE
---------                                           -----------
HEALTHCARE (CONTINUED)
Pharmaceuticals (1.9%)
  705,700    Impax Laboratories, Inc.* (a) .....   $ 11,079,490
   63,500    Kos Pharmaceuticals, Inc.* ........      4,159,250
                                                    -----------
                                                     15,238,740
                                                    -----------
                                                     29,475,780
                                                    -----------
MANUFACTURING (23.7%)
Auto Parts & Equipment (3.9%)
1,134,500    Tenneco Automotive, Inc.* .........     18,878,079
  455,150    Wabash National Corp. .............     11,028,285
                                                    -----------
                                                     29,906,364
                                                    -----------

Building -- Residential/Commercial (1.2%)
   23,550    Brookfield Homes Corp. ............      1,073,880
  783,400    Fleetwood Enterprises, Inc.* ......      7,951,510
                                                    -----------
                                                      9,025,390
                                                    -----------
Chemical & Allied Products (3.7%)
  728,150    Airgas, Inc. ......................     17,963,461
  432,400    Compass Minerals
              International, Inc. ..............     10,118,160
                                                    -----------
                                                     28,081,621
                                                    -----------
Containers & Packaging (1.7%)
  210,700    Greif, Inc. -- Class A ............     12,873,770
                                                    -----------
Diversified Manufacturing Industries (0.0%)
   49,600    Mascotech, Inc. Escrow* ...........             --
                                                    -----------
Electrical Equipment (0.7%)
  117,500    EMCOR Group, Inc.* ................      5,745,750
                                                    -----------
Electronic Components & Equipment (2.3%)
  123,100    Itron, Inc.* ......................      5,500,108
  327,400    Plantronics, Inc. .................     11,904,264
                                                    -----------
                                                     17,404,372
                                                    -----------
Food & Beverage (1.0%)
  190,600    Ralcorp Holdings, Inc. ............      7,843,190
                                                    -----------
Machinery & Heavy Equipment (1.4%)
  273,600    Terex Corp.* (a) ..................     10,779,840
                                                    -----------
Manufactured Homes (1.5%)
  353,600    Winnebago Industries, Inc. (a) ....     11,580,400
                                                    -----------
Metal Products (0.5%)
   72,800    Quanex Corp. ......................      3,859,128
                                                    -----------
Misc. Electrical Machinery, Equipment,
 & Supplies (0.9%)
  243,950    Regal Beloit Corp. ................      7,113,582
                                                    -----------



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005

================================================================================

                                                      MARKET
  SHARES                                              VALUE
---------                                           -----------
MANUFACTURING (CONTINUED)
Misc. Industrial Machinery & Equipment (4.2%)
  336,900    Briggs & Stratton Corp. ...........   $ 11,663,478
  728,600    Kaydon Corp. ......................     20,291,509
                                                    -----------
                                                     31,954,987
                                                    -----------
Misc. Manufacturing Industries (0.7%)
   69,300    Oshkosh Truck Corp. ...............      5,424,804
                                                    -----------
                                                    181,593,198
                                                    -----------
OIL & GAS (4.0%)
  649,500    Range Resources Corp. .............     17,471,550
  514,200    Pride International, Inc.* ........     13,214,940
                                                    -----------
                                                     30,686,490
                                                    -----------
REAL ESTATE INVESTMENT TRUSTS (1.7%)
  199,100    Government Properties Trust, Inc. .      1,935,252
1,089,400    Highland Hospitality Corp. ........     11,384,230
                                                    -----------
                                                     13,319,482
                                                    -----------
SERVICES (11.9%)
Business Services (4.2%)
  442,800    Forrester Research, Inc.* .........      7,895,124
  377,800    G & K Services, Inc. ..............     14,254,394
  396,100    Watson Wyatt & Co. Holdings .......     10,152,043
                                                    -----------
                                                     32,301,561
                                                    -----------
Commercial Services (3.0%)
  198,700    Arbitron, Inc .....................      8,524,230
  358,300    Interactive Data Corp.* ...........      7,445,474
  900,350    Teletech Holdings, Inc.* ..........      7,337,853
                                                    -----------
                                                     23,307,557
                                                    -----------
Educational Services (1.6%)
  732,700    Corinthian Colleges, Inc.* (a) ....      9,356,579
  139,400    Lincoln Educational Services* .....      2,822,850
                                                    -----------
                                                     12,179,429
                                                    -----------
Engineering & R/D Services (1.6%)
  322,200    URS Corp.* ........................     12,034,170
                                                    -----------
Sanitary Services (1.5%)
  977,693    Casella Waste Systems, Inc.* ......     11,732,316
                                                    -----------
                                                     91,555,033
                                                    -----------

TECHNOLOGY (2.9%)
  614,350    Electro Scientific Industries,
               Inc.* ...........................     10,984,578
3,167,000    SkillSoft PLC, ADR* ...............     10,926,150
                                                    -----------
                                                     21,910,728
                                                    -----------

                                                      MARKET
  SHARES                                              VALUE
---------                                           -----------
TRANSPORTATION (3.0%)
Marine (1.0%)
  177,100    Kirby Corp.* ......................   $  7,987,210
                                                   ------------
Railroads (2.0%)
1,283,800    RailAmerica, Inc.* ................     15,277,220
                                                   ------------
                                                     23,264,430
                                                   ------------
WHOLESALE & RETAIL TRADE (17.1%)
Retail -- Automobiles (1.4%)
  349,650    United Auto Group, Inc. ...........     10,419,570
                                                   ------------
Retail Apparel & Accessory Stores (4.3%)
  441,900    AnnTaylor Stores Corp.* ...........     10,729,332
  952,100    Too, Inc.*                              22,250,577
                                                   ------------
                                                     32,979,909
                                                   ------------
Retail Building Materials (2.0%)
  770,050    Interline Brands, Inc.* ...........     15,246,990
                                                   ------------
Retail Eating & Drinking Places (3.4%)
  390,800    Dave & Buster's, Inc.* ............      7,206,352
  723,650    Ruby Tuesday, Inc. ................     18,742,535
                                                   ------------
                                                     25,948,887
                                                   ------------
Specialty Retail Stores (4.5%)
  246,400    Central Garden & Pet Co.* .........     12,103,168
  235,600    School Specialty, Inc.* ...........     10,955,400
  453,600    TBC Corp.*                              12,306,168
                                                   ------------
                                                     35,364,736
                                                   ------------
Wholesale Miscellaneous (1.5%)
  514,500    Brightpoint, Inc.* ................     11,416,755
                                                   ------------
                                                    131,376,847
                                                   ------------
TOTAL COMMON STOCK
 (COST $624,835,076) ...........................    752,589,328
                                                   ------------
SHORT-TERM INVESTMENTS (2.0%)
7,675,463    BlackRock Liquidity Funds
              TempCash Portfolio --
              Institutional Series .............      7,675,463
7,675,462    BlackRock Liquidity Funds
              TempFund Portfolio --
              Institutional Series .............      7,675,462
                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $15,350,925) ............................     15,350,925
                                                   ------------
TOTAL INVESTMENTS (100.0%)
 (COST $640,186,001)(dagger)(1) ................   $767,940,253
                                                   ============



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005

================================================================================

   PAR/                                               MARKET
  SHARES                                              VALUE
---------                                           -----------
SHORT-TERM INVESTMENTS
 HELD AS COLLATERAL FOR
 LOANED SECURITIES
ASSET BACKED COMMERCIAL PAPER
$  452,206    Victory Receivable CP,
              3.30%, 07/01/05 ..................   $    452,206
                                                   ------------
INSTITUTIONAL MONEY MARKET TRUST
10,877,882    BlackRock Institutional
                Money Market Trust .............     10,877,882
                                                   ------------
MASTER NOTES
 1,333,479    BankAmerica, 3.52%, 07/01/05 .....      1,333,479
 5,037,587    Merrill Lynch, 3.54%, 07/01/05 ...      5,037,587
                                                   ------------
                                                      6,371,066
                                                   ------------

TIME DEPOSITS
 3,704,108    CSFB, 3.375%, 07/01/05 ...........      3,704,108
    52,494    Societe Generale,
                3.375%, 07/01/05 ...............         52,494
                                                   ------------
                                                      3,756,602
                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
 HELD AS COLLATERAL FOR
 LOANED SECURITIES
 (COST $21,457,756)(dagger)(2) .................   $ 21,457,756
                                                   ============




---------------
ADR American Depository Receipt.
*        Non-incoming producing security.
(a)      Security partially or fully on loan.
(dagger) The cost for Federal income tax purposes was $664,391,432. At June30, 2005, net unrealized appreciation was $125,006,577. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $131,200,115, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $6,193,538.
(1) At June 30, 2005, the market value of securities on loan for the Small Cap Value Series was $20,085,311.
(2) The investments held as collateral on loaned securities represented 2.8% of the market value of the Small Cap Value Series.



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL/MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

================================================================================

                                                         MARKET
   SHARES                                                 VALUE
 ------------                                          -----------
COMMON STOCK (92.5%)
AEROSPACE & DEFENSE (5.3%)
       16,500   Esterline Technologies Corp.* .....   $    661,320
       14,600   Goodrich Corp. ....................        598,016
       15,500   Moog, Inc. -- Class A* ............        488,095
                                                      ------------
                                                         1,747,431
                                                      ------------
COMPUTER SERVICES (2.3%)
        7,900   CDW Corp. .........................        451,011
       26,900   RSA Security, Inc.* ...............        308,812
                                                      ------------
                                                           759,823
                                                      ------------
CONSUMER PRODUCTS (1.3%)
       11,600   International Flavors &
                 Fragrances, Inc. .................        420,152
                                                      ------------
ELECTRIC, GAS, WATER & UTILITIES (3.0%)
       20,600   Transalta Corp ....................        343,196
       25,500   Southern Union Co.* ...............        626,025
                                                      ------------
                                                           969,221
                                                      ------------
ENTERTAINMENT & LEISURE (1.7%)
       11,300   Royal Caribbean Cruises, Ltd. .....        546,468
                                                      ------------
FINANCE & INSURANCE (19.0%)
Asset Management (1.5%)
       13,100   Nuveen Investments -- Class A              492,822
                                                      ------------
Diversified REITS (2.1%)
       17,600   Brascan Corp. -- Class A ..........        671,616
                                                      ------------
Financial Services (1.9%)
       14,900   First Horizon National Corp. ......        628,780
                                                      ------------
Insurance Carriers (8.6%)
        7,500   Ambac Financial Group, Inc. .......        523,200
       13,500   Assurant, Inc. ....................        487,350
        4,400   Everest Re Group, Ltd. ............        409,200
        6,200   MBIA, Inc. ........................        367,722
       13,200   Protective Life Corp. .............        557,304
        9,900   Reinsurance Group of America, Inc.         460,449
                                                      ------------
                                                         2,805,225
                                                      ------------
Security & Commodity Brokers, Dealers & Services (2.9%)
       68,500   E*TRADE Financial Corp.* ..........        958,315
                                                      ------------
State & National Banks (2.0%)
       23,550   North Fork Bancorp, Inc. ..........        661,520
                                                      ------------
                                                         6,218,278
                                                      ------------
HEALTHCARE (6.1%)
Healthcare -- Services (1.6%)
       14,900   Apria Healthcare Group, Inc.* .....        516,136
                                                      ------------
Healthcare -- Supplies (1.7%)
        9,800   Millipore Corp.* ..................        555,954
                                                      ------------

                                                         MARKET
   SHARES                                                 VALUE
 ------------                                          -----------
HEALTHCARE (CONTINUED)
Pharmaceuticals (2.8%)
       29,200   Impax Laboratories, Inc.* .........   $    458,440
       19,300   IMS Health, Inc. ..................        478,061
                                                      ------------
                                                           936,501
                                                      ------------
                                                         2,008,591
                                                      ------------
INFORMATION TECHNOLOGY (1.2%)
IT Consulting & Services (1.2%)
       63,100   CGI Group, Inc. -- Class A* .......        380,493
                                                      ------------
MANUFACTURING (25.9%)
Building Materials & Components (1.6%)
       16,300   NCI Building Systems, Inc.* .......        534,640
                                                      ------------
Chemical & Allied Products (7.3%)
       28,600   Airgas, Inc. ......................        705,562
        7,700   Cytec Industries, Inc. ............        306,460
       13,000   Lyondell Chemical Co. .............        343,460
       26,700   Methanex Corp. ....................        439,749
       22,000   OM Group, Inc.* ...................        543,180
                                                      ------------
                                                         2,338,411
                                                      ------------
Diversified Manufacturing Industries (3.5%)
       17,000   Acuity Brands, Inc. ...............        436,730
       10,500   Carlisle Cos., Inc. ...............        720,614
                                                      ------------
Electronic Components & Equipment (1.5%)
       12,500   Amphenol Corp. -- Class A..........        502,125
                                                      ------------
                                                         1,157,344
                                                      ------------
Food & Beverage (1.0%)
        7,900   Ralcorp Holdings, Inc..............        325,085
                                                      ------------
Hand Held Tools (1.0%)
        7,000   The Stanley Works..................        318,780
                                                      ------------
Misc. Industrial Machinery & Equipment (4.9%)
       13,700   Briggs & Stratton Corp.............        474,294
       14,500   Kaydon Corp. ......................        403,825
       16,300   Unova, Inc.* ......................        434,069
        9,000   Watts Water Technologies, Inc. --
                  Class A .........................        301,410
                                                      ------------
                                                         1,613,598
                                                      ------------
Misc. Manufacturing Industries (0.7%)
        2,900   Oshkosh Truck Corp. ...............        227,012
                                                      ------------
Precision Instruments & Medical Supplies (0.7%)
       12,900   PerkinElmer, Inc. .................        243,810
                                                      ------------
Recreational Vehicles (2.0%)
       20,300   Thor Industries, Inc. .............        638,029
                                                      ------------
Telecommunications Equipment (1.7%)
       63,200   Arris Group, Inc.*.................        550,472
                                                      ------------
                                                         8,449,306
                                                      ------------

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL/MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005

================================================================================
                                                      MARKET
  SHARES                                              VALUE
---------                                           -----------
OIL & GAS (4.6%)
    4,900    Equitable Resources, Inc. .........   $    333,200
   18,000    Pride International, Inc.* ........        462,600
   10,800    Questar Corp. .....................        711,720
                                                   ------------
                                                      1,507,520
                                                   ------------
REAL ESTATE (2.0%)
    7,900    The Saint Joe Co. .................        644,166
                                                   ------------
SERVICES (8.0%)
Business Services (1.8%)
   14,400    Manpower, Inc. ....................        572,832
                                                   ------------
Engineering & R/d Services (1.3%)
   11,400    URS Corp.* ........................        425,790
                                                   ------------
Hotels, Restaurants, & Leisure (1.1%)
   27,680    InterContinental Hotels Group PLC,
              ADR ..............................        350,152
                                                   ------------
Printing & Publishing (2.8%)
    7,100    Knight-Ridder, Inc. ...............        435,514
   13,700    Valassis Communications, Inc.* ....        507,585
                                                   ------------
                                                        943,099
                                                   ------------
Telecommunications Services (1.0%)
   12,100    Amdocs, Ltd.* .....................        319,803
                                                   ------------
                                                      2,611,676
                                                   ------------
TRANSPORTATION (2.0%)
Railroads (2.0%)
   15,500    CSX Corp. .........................        661,230
                                                   ------------
WHOLESALE & RETAIL TRADE (10.1%)
Retail -- Automobiles (1.1%)
   12,200    United Auto Group, Inc. ...........        363,560
                                                   ------------
Retail Apparel & Accessory Stores (1.0%)
   14,000    AnnTaylor Stores Corp.* ...........        339,920
                                                   ------------
Retail Eating & Drinking Places (2.3%)
   28,500    Ruby Tuesday, Inc. ................        738,150
                                                   ------------
Retail Furniture Stores (2.2%)
   22,500    Tuesday Morning Corp.* ............        709,200
                                                   ------------

                                                      MARKET
  SHARES                                              VALUE
---------                                           -----------
WHOLESALE & RETAIL TRADE (CONTINUED)
Specialty Retail Stores (3.5%)
   31,900    Claire's Stores, Inc. .............   $    767,195
   16,600    Dollar Tree Stores, Inc.* .........        398,400
                                                   ------------
                                                      1,165,595
                                                   ------------
                                                      3,316,425
                                                   ------------
TOTAL COMMON STOCK
 (COST $29,274,755) ............................     30,240,780
                                                   ------------
SHORT-TERM INVESTMENTS (7.1%)
1,165,696    BlackRock Liquidity Funds
              TempCash Portfolio --
              Institutional Series .............      1,165,696
1,165,695    BlackRock Liquidity Funds
              TempFund Portfolio --
              Institutional Series .............      1,165,695
                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $2,331,391) .............................      2,331,391
                                                   ------------

   PAR
---------
U.S. TREASURY OBLIGATIONS (0.4%)
  $20,000    U.S. Treasury Bills,
              2.78%, 07/07/05 ..................   $     19,991
   50,000    U.S. Treasury Bills,
              2.77%, 07/21/05 ..................         49,967
   50,000    U.S. Treasury Bills,
              2.93%, 07/28/05 ..................         49,893
                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $119,807) ...............................   $    119,807
                                                   ------------
TOTAL INVESTMENTS (100.0%)
 (COST $31,725,953)(dagger).....................   $ 32,691,978
                                                   ============

---------------
ADR      American Depository Receipt.
*        Non-incoming producing security.
(dagger) The cost for Federal income tax purposes was $31,846,439. At June 30,
         2005, net unrealized appreciation was $845,539. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,381,718, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $536,179.


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

================================================================================

                                                      MARKET
  SHARES                                              VALUE
---------                                           -----------
COMMON STOCK (92.7%)
AEROSPACE & DEFENSE (1.9%)
  752,200    Goodrich Corp. ....................   $ 30,810,112
                                                   ------------
COMMUNICATION & BROADCASTING (1.6%)
  536,300    Scripps, (E.W.) Co. -- Class A ....     26,171,440
                                                   ------------
COMPUTER SERVICES (1.4%)
  407,500    CDW Corp. .........................     23,264,175
                                                   ------------
COMPUTER SERVICES & SOFTWARE (0.7%)
  626,400    Ceridian Corp.* ...................     12,202,272
                                                   ------------
CONSUMER PRODUCTS (2.1%)
  231,200    Fortune Brands, Inc. ..............     20,530,560
  376,500    International Flavors & Fragrances,
              Inc. (a) .........................     13,636,830
                                                   ------------
                                                     34,167,390
                                                   ------------
ELECTRIC, GAS, WATER & UTILITIES (7.2%)
  886,300    AGL Resources, Inc. ...............     34,255,495
  516,000    FirstEnergy Corp. .................     24,824,760
  753,500    PG&E Corp. ........................     28,286,390
  353,600    PPL Corp. .........................     20,996,768
  140,950    TXU Corp. (a) .....................     11,711,536
                                                   ------------
                                                    120,074,949
                                                   ------------
ENTERTAINMENT & LEISURE (3.9%)
  530,700    Carnival Corp. (a) ................     28,949,685
  496,800    Harrah's Entertainment, Inc. (a) ..     35,804,376
                                                   ------------
                                                     64,754,061
                                                   ------------
FINANCE & INSURANCE (17.6%)
Asset Management (4.2%)
  873,650    Brascan Corp. -- Class A ..........     33,338,484
  100,600    Legg Mason, Inc. (a) ..............     10,473,466
  696,500    Nuveen Investments -- Class A .....     26,202,330
                                                   ------------
                                                     70,014,280
                                                   ------------
Financial Services (3.0%)
  695,000    CIT Group Inc. ....................     29,864,150
  481,300    First Horizon National Corp. (a) ..     20,310,860
                                                   ------------
                                                     50,175,010
                                                   ------------
Insurance Carriers (2.7%)
  687,500    Assurant, Inc. ....................     24,818,750
  223,000    Everest Re Group, Ltd. (a) ........     20,739,000
                                                   ------------
                                                     45,557,750
                                                   ------------
Insurance Services (1.7%)
  154,700    Ambac Financial Group, Inc. .......     10,791,872
  280,500    MBIA, Inc. (a) ....................     16,636,455
                                                   ------------
                                                     27,428,327
                                                   ------------

                                                      MARKET
  SHARES                                              VALUE
---------                                           -----------
FINANCE & INSURANCE (CONTINUED)
Security & Commodity Brokers, Dealers, & Services (1.1%)
1,280,800    E*TRADE Financial Corp.* ..........   $ 17,918,392
                                                   ------------
State & National Banks (4.9%)
  156,600    M&T Bank Corp. ....................     16,468,056
1,159,450    North Fork Bancorp., Inc. .........     32,568,951
  657,200    State Street Corp. ................     31,709,900
                                                   ------------
                                                     80,746,907
                                                   ------------
                                                    291,840,666
                                                   ------------
HEALTHCARE (8.9%)
Healthcare-Providers & Services (4.0%)
1,121,700    IMS Health, Inc. ..................     27,784,509
  505,900    Omnicare, Inc. ....................     21,465,337
  237,600    Wellpoint Inc.* ...................     16,546,464
                                                   ------------
                                                     65,796,310
                                                   ------------
Healthcare-Supplies (3.0%)
  300,400    C.R. Bard, Inc. ...................     19,979,604
  540,500    Millipore Corp. (a)* ..............     30,662,565
                                                   ------------
                                                     50,642,169
                                                   ------------
Pharmaceuticals (1.9%)
  561,000    Altana AG -- Sponsored ADR ........     32,184,570
                                                   ------------
                                                    148,623,049
                                                   ------------
MANUFACTURING (18.6%)
Building Materials & Components (3.7%)
  709,300    American Standard Cos., Inc. ......     29,733,856
  672,300    Sherwin-Williams Co. ..............     31,658,606
                                                   ------------
                                                     61,392,462
                                                   ------------
Chemical & Allied Products (3.4%)
1,334,900    Methanex Corp. (a) ................     21,985,803
  333,100    Praxair, Inc. .....................     15,522,460
  404,300    Rohm & Haas Co. ...................     18,735,262
                                                   ------------
                                                     56,243,525
                                                   ------------
Diversified Manufacturing Industries (2.9%)
  297,100    Carlisle Cos., Inc. ...............     20,389,973
  289,800    ITT Industries, Inc. ..............     28,293,174
                                                   ------------
                                                     48,683,147
                                                   ------------
Electronic Components & Equipment (4.4%)
  135,850    Diebold, Inc. .....................      6,128,194
  676,600    NCR Corp.* ........................     23,762,192
1,714,300    Thomson -- Sponsored ADR ..........     41,057,484
                                                   ------------
                                                     70,947,870
                                                   ------------
Glass & Plastic Packaging Products (0.8%)
  612,100    Pactiv Corp.* .....................     13,209,118
                                                   ------------


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005

================================================================================

                                                          MARKET
    SHARES                                                 VALUE
 -------------                                          -----------
MANUFACTURING (CONTINUED)
Hand Held Tools (0.9%)
       318,100   The Stanley Works (a) .............   $ 14,486,274
                                                       ------------
Misc. Industrial Machinery & Equipment (1.3%)
       826,600   Unova, Inc.* (a) ..................     22,012,358
                                                       ------------
Recreational Vehicles (1.2%)
       621,650   Winnebago Industries, Inc. (a) ....     20,359,038
                                                       ------------
                                                        307,333,792
                                                       ------------
OIL & GAS (4.9%)
       657,900   EnCana Corp. ......................     26,046,261
       299,200   Equitable Resources, Inc. .........     20,345,600
       539,000   Questar Corp. .....................     35,520,100
                                                       ------------
                                                         81,911,961
                                                       ------------
SERVICES (9.3%)
Business Services (2.5%)
       328,300   D&B Corp.* ........................     20,239,695
       568,300   Manpower, Inc. ....................     22,606,974
                                                       ------------
                                                         42,846,669
                                                       ------------
Commercial Services (2.5%)
       467,600   Arbitron, Inc. ....................     20,060,040
       549,900   Choicepoint, Inc.* ................     22,023,495
                                                       ------------
                                                         42,083,535
                                                       ------------
Hotels, Restaurants, & Leisure (2.6%)
       703,300   Hilton Hotels Corp. ...............     16,773,705
     2,026,345   Intercontinental Hotels
                  Group PLC, ADR (a) ...............     25,633,269
                                                       ------------
                                                         42,406,974
                                                       ------------
Telecommunications Services (1.7%)
     1,042,000   Amdocs, Ltd.* .....................     27,540,060
                                                       ------------
                                                        154,877,238
                                                       ------------
TRANSPORTATION (6.8%)
Railroads (5.9%)
       845,800   CSX Corp. .........................     36,081,828
       732,500   Florida East Coast Industries, Inc.
                  -- Class B .......................     31,717,250
       978,100   Norfolk Southern Corp. ............     30,281,976
                                                       ------------
                                                         98,081,054
                                                       ------------
Trucking (0.9%)
       348,300   CNF, Inc. .........................     15,638,670
                                                       ------------
                                                        113,719,724
                                                       ------------
WHOLESALE & RETAIL TRADE (7.8%)
Retail Department Stores (2.9%)
       653,900   Federated Department
                  Stores, Inc.* (a) ................     47,917,792
                                                       ------------

                                                          MARKET
    SHARES                                                 VALUE
 -------------                                          -----------
WHOLESALE & RETAIL TRADE (CONTINUED)
Retail Eating & Drinking Places (1.2%)
       453,000   Applebee's International, Inc. (a)    $ 11,999,970
       161,850   Yum! Brands, Inc. .................      8,429,148
                                                      -------------
                                                         20,429,118
                                                      -------------
Specialty Retail Stores (3.7%)
       553,800   CVS Corp. .........................     16,098,966
       628,600   Dollar Tree Stores, Inc.* (a) .....     15,086,400
     1,105,900   Foot Locker, Inc. .................     30,102,598
                                                      -------------
                                                         61,287,964
                                                      -------------
                                                        129,634,874
                                                      -------------
TOTAL COMMON STOCK
 (COST $1,384,291,607) .............................  1,539,385,703
                                                      -------------
EXCHANGE TRADED FUNDS (0.6%)
        99,800   Retail HOLDRs Trust
 (COST $9,364,434) .................................      9,555,850
                                                      -------------
SHORT-TERM INVESTMENTS (3.8%)
    31,453,025   BlackRock Liquidity Funds
                  TempCash Portfolio --
                  Institutional Series .............     31,453,025
    31,453,025   BlackRock Liquidity Funds
                  TempFund Portfolio --
                  Institutional Series .............     31,453,025
                                                      -------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $62,906,050) ................................     62,906,050
                                                      -------------

   PAR
---------
U.S. TREASURY OBLIGATIONS (2.9%)
$ 10,000,000    U.S. Treasury Bills,
                  2.77%, 07/07/05 (a)...............      9,995,384
  12,000,000    U.S. Treasury Bills,
                  2.73%, 07/14/05...................     11,988,171
  10,000,000    U.S. Treasury Bills,
                  2.77%, 07/21/05 (a)...............      9,984,611
   3,000,000    U.S. Treasury Bills,
                  2.73%, 07/28/05 ..................      2,993,857
   5,000,000    U.S. Treasury Bills,
                  2.85%, 07/28/05 ..................      4,989,312
   3,000,000    U.S. Treasury Bills,
                  2.86%, 08/04/05 ..................      2,991,778
   3,000,000    U.S. Treasury Bills,
                  2.90%, 09/01/05 ..................      2,984,775
   3,000,000    U.S. Treasury Bills,
                  2.94%, 09/15/05 ..................      2,981,135
                                                     --------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $48,909,642) ................................     48,909,023
                                                     --------------
TOTAL INVESTMENTS (100.0%)
 (COST $1,505,471,733)(dagger)(1) .................. $1,660,756,626
                                                     ==============


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005

================================================================================


                                                            MARKET
   PAR                                                       VALUE
---------                                                 -----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL
 FOR LOANED SECURITIES
CERTIFICATES OF DEPOSIT
$ 8,115,599   Barclays Bank, 3.19%, 07/18/05 ........    $  8,115,599
                                                         ------------
FLOATING RATE CERTIFICATES OF DEPOSIT
 11,403,356   Banco Santander, 3.19%, 07/13/05 ......      11,403,356
                                                         ------------
FLOATING RATE COMMERCIAL PAPER
  4,607,368   S E Banken, 3.21%, 07/17/05 ...........       4,607,368
                                                         ------------
FLOATING RATE NOTES
  5,098,661   Goldman Sachs, 3.52%, 07/01/05 ........       5,098,661
  5,544,117   Morgan Stanley, 3.51%, 07/01/05 .......       5,544,117
  4,658,901   Natexis., 3.49%, 07/01/05 .............       4,658,901
  4,095,458   Sedna Finance Corp.,
                3.19%, 07/15/05 .....................       4,095,458
                                                        -------------
                                                           19,397,137
                                                        -------------

   PAR/
  SHARES
---------
INSTITUTIONAL MONEY MARKET TRUST
 78,313,363    BlackRock Institutional Money
                 Market Trust ......................    $ 78,313,363
                                                        ------------
MASTER NOTES
  7,132,653    Bank of America Variable Rate,
                 3.52%, 07/01/05 ...................       7,132,653
 47,345,579    Merrill Lynch & Co., Inc.
                 Variable Rate, 3.54%, 07/01/05.....      47,345,579
                                                        ------------
                                                          54,478,232
                                                        ------------
TIME DEPOSITS
 19,812,926    Credit Suisse First Boston, 3.38%,
                 07/01/05...........................      19,812,926
  2,677,186    Societe Generale, 3.38%,
                 07/01/05 ..........................       2,677,186
                                                        ------------
                                                          22,490,112
                                                        ------------
TOTAL SHORT-TERM INVESTMENTS HELD AS
 COLLATERAL FOR LOANED SECURITIES
 (COST $198,805,167)(dagger)(2) ....................    $198,805,167
                                                        ============



---------------
ADR      American Depository Receipt.
*        Non-incoming producing security.
(a)      Security partially or fully on loan.
(dagger) The cost forFederal income tax purposes was $1,709,312,281. At June 30, 2005, net unrealized appreciation was $150,249,512. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $171,252,104, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $21,002,592.
(1) At June 30, 2005, the market value of securities on loan for the Mid Cap Value Series was $163,672,817.
(2) The investments held as collateral on loaned securities represented 12.0% of the market value of the Mid Cap Value Series.



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005

================================================================================


                                                                                       SMALL CAP     SMALL/MID CAP       MID CAP
                                                                                     VALUE SERIES    VALUE SERIES     VALUE SERIES
                                                                                     ------------    -------------   --------------
ASSETS
 Investments
   Investments, at cost..........................................................    $640,186,001     $31,725,953    $1,505,471,733
   Net unrealized appreciation...................................................     127,754,252         966,025       155,284,893
                                                                                     ------------     -----------    --------------
 Total investments, at value.....................................................     767,940,253      32,691,978     1,660,756,626
 Securities lending collateral...................................................      21,457,756              --       198,805,167
 Receivable for securities sold..................................................       3,792,761         245,089        49,852,661
 Receivable for Contributions....................................................         582,846          18,390         7,796,194
 Interest and dividends receivable...............................................         913,719         133,552         9,685,000
                                                                                     ------------     -----------    --------------
Total assets.....................................................................     794,687,335      33,089,009     1,926,895,648
                                                                                     ------------     -----------    --------------
LIABILITIES
 Obligation to return securities lending collateral..............................      21,457,756              --       198,805,167
 Payable for securities purchased................................................       3,877,838         871,194        49,667,182
 Payable for Withdrawals.........................................................         730,967          36,882         2,261,569
 Accrued management fee..........................................................         466,866          16,056           976,711
 Other accrued expenses..........................................................          89,529           7,394           178,605
                                                                                     ------------     -----------    --------------
Total liabilities................................................................      26,622,956         931,526       251,889,234
                                                                                     ------------     -----------    --------------
NET ASSETS.......................................................................    $768,064,379     $32,157,483    $1,675,006,414
                                                                                     ============     ===========    ==============





--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2005

================================================================================

                                                                                         SMALL CAP     SMALL/MID CAP      MID CAP
                                                                                       VALUE SERIES    VALUE SERIES(1)  VALUE SERIES
                                                                                       ------------    ---------------  ------------
INVESTMENT INCOME
 Dividends.........................................................................     $ 5,420,997     $  215,996     $ 23,812,886
 Interest..........................................................................         445,769         19,094        1,688,607
 Securities lending income.........................................................          49,146             --          173,790
 Foreign tax withheld..............................................................         (10,832)        (1,595)        (297,499)
                                                                                        -----------     ----------     ------------
Total investment income............................................................       5,905,080        233,495       25,377,784
                                                                                        -----------     ----------     ------------
EXPENSES
 Investment advisory fees..........................................................       5,375,444         71,744        7,496,384
 Administration and accounting fees................................................         540,502         10,564          700,470
 Professional fees.................................................................         114,760          9,556          116,813
 Custody fees......................................................................         130,986         20,363          201,678
 Compliance services...............................................................          37,421            607           59,127
 Trustee fees and expenses.........................................................           4,456          3,328            4,468
 Miscellaneous.....................................................................          51,570          5,416           73,126
                                                                                        -----------     ----------     ------------
Total expenses.....................................................................       6,255,139        121,578        8,652,066
 Expenses reimbursed...............................................................              --         (6,680)              --
                                                                                        -----------     ----------     ------------
   Net expenses....................................................................       6,255,139        114,898        8,652,066
                                                                                        -----------     ----------     ------------
NET INVESTMENT INCOME (LOSS).......................................................        (350,059)       118,597       16,725,718
                                                                                        -----------     ----------     ------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
 Net realized gain from investments................................................      66,277,440         60,846       23,514,424
 Net change in unrealized appreciation (depreciation) of
   investments.....................................................................       1,946,545        966,025       98,822,610
                                                                                        -----------     ----------     ------------
Net realized and unrealized gain on investments....................................      68,223,985      1,026,871      122,337,034
                                                                                        -----------     ----------     ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS........................................................     $67,873,926     $1,145,468     $139,062,752
                                                                                        ===========     ==========     ============

---------------
(1) For the period September 1, 2004 (commencement of operations) through June 30, 2005.




--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                              SMALL CAP VALUE SERIES
                                                                           -----------------------------
                                                                            YEAR ENDED       YEAR ENDED
                                                                             JUNE 30,         JUNE 30,
                                                                               2005             2004
                                                                           -------------   -------------
NET ASSETS -- BEGINNING OF PERIOD ......................................   $ 681,922,992   $ 379,323,554
                                                                           -------------   -------------
OPERATIONS
 Net investment income (loss) ..........................................        (350,059)     (1,247,331)
 Net realized gain from investments ....................................      66,277,440      76,623,539
 Net change in unrealized appreciation depreciation) of investments.....       1,946,545      64,105,737
                                                                           -------------   -------------
   Net increase in net assets resulting from operations.................      67,873,926     139,481,945
                                                                           -------------   -------------
TRANSACTIONS IN BENEFICIAL INTEREST
 Contributions .........................................................     190,456,850     342,623,889
 Withdrawals ...........................................................    (172,189,389)   (179,506,396)
                                                                           -------------   -------------
   Net increase in net assets resulting from transactions in
     beneficial interest................................................      18,267,461     163,117,493
                                                                           -------------   -------------
   Total increase in net assets.........................................      86,141,387     302,599,438
                                                                           -------------   -------------
NET ASSETS -- END OF PERIOD ............................................   $ 768,064,379   $ 681,922,992
                                                                           =============   =============








--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================


                                                                   SMALL/MID CAP
                                                                   VALUE SERIES
                                                                  --------------
                                                                  FOR THE PERIOD
                                                                   SEPTEMBER 1,
                                                                       2004(1)
                                                                      THROUGH
                                                                   JUNE 30, 2005
                                                                  --------------
NET ASSETS -- BEGINNING OF PERIOD                                   $        --
                                                                    -----------
OPERATIONS
 Net investment income ........................................         118,597
 Net realized gain from investments ...........................          60,846
 Net change in unrealized appreciation (depreciation) of
  investments..................................................         966,025
                                                                    -----------
   Net increase in net assets resulting from operations .......       1,145,468
                                                                    -----------
TRANSACTIONS IN BENEFICIAL INTEREST
 Contributions ................................................      31,697,647
 Withdrawals ..................................................        (685,632)
                                                                    -----------
   Net increase in net assets resulting from transactions in
     beneficial interest.......................................      31,012,015
                                                                    -----------
   Total increase in net assets ...............................      32,157,483
                                                                    -----------
NET ASSETS -- END OF PERIOD ...................................     $32,157,483
                                                                    ===========

---------------
(1) Commencement of operations.





--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================



                                                       MID CAP VALUE SERIES
                                                   -----------------------------
                                                     YEAR ENDED      YEAR ENDED
                                                      JUNE 30,        JUNE 30,
                                                        2005            2004
                                                   --------------   ------------
NET ASSETS -- BEGINNING OF PERIOD .............    $  479,756,908   $169,258,496
                                                   --------------   ------------
OPERATIONS
 Net investment income ........................        16,725,718        797,988
 Net realized gain from investments ...........        23,514,424     44,459,007
 Net change in unrealized appreciation
  (depreciation) of investments................        98,822,610     33,852,104
                                                   --------------   ------------
   Net increase in net assets resulting from
     operations................................       139,062,752     79,109,099
                                                   --------------   ------------
TRANSACTIONS IN BENEFICIAL INTEREST
 Contributions ................................     1,279,349,211    270,599,880
 Withdrawals ..................................      (223,162,457)   (39,210,567)
                                                   --------------   ------------
   Net increase in net assets resulting from
     transactions in beneficial interest.......     1,056,186,754    231,389,313
                                                   --------------   ------------
   Total increase in net assets................     1,195,249,506    310,498,412
                                                   --------------   ------------
NET ASSETS -- END OF PERIOD ...................    $1,675,006,414   $479,756,908
                                                   ==============   ============









--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS


================================================================================
1. DESCRIPTION OF THE TRUST. Small Cap Value Series, Small/Mid Cap Value Series, and Mid Cap Value Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Small/Mid Cap Value Series commenced operations on September 1, 2004. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

   As described in Note 8, effective July 1, 2005, each Series ceased operations.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

   Federal Income Taxes. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Other. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Each Series uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Cramer Rosenthal McGlynn, LLC ("CRM") serves as investment adviser to each Series. CRM receives an advisory fee from each Series at an annual rate of 0.75% of each Series' first $1 billion of average daily net assets; 0.70% of each Series' next $1 billion of average daily net assets; and 0.65% of each Series' average daily net assets in excess of $2 billion.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

   Effective November 19, 2004, Rodney Square Management Corporation ("RSMC"), an affiliate of CRM, provides compliance services to the Series pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of each Series' average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statements of operations.

   Prior to September 30, 2004, RSMC provided administrative and accounting services to each Series. For the period July 1, 2004 to September 30, 2004, RSMC was paid $146,144, $384, and $115,940 by the Small Cap Value, Small/ Mid Cap Value, and Mid Cap Value Series, respectively, for these services.

   CRM has contractually agreed to waive its fees or reimburse certain operating expenses of each Series (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.25% of average daily net assets. These undertakings will remain in place until November 1, 2010 for the Small Cap Value Series and Mid Cap Value Series and until November 1, 2007 for the Small/Mid Cap Value Series.

4. SECURITIES LENDING AGREEMENT. The Series may lend their securities, pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Series and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by a nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Series and, as such, the Series are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Series. The Series record securities lending income net of such allocations.

   In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Series, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

5. INVESTMENT SECURITIES TRANSACTIONS. During the fiscal year ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                                       SMALL CAP     SMALL/MID CAP       MID CAP
                                                                                     VALUE SERIES    VALUE SERIES     VALUE SERIES
                                                                                     ------------    -------------   --------------
  Purchases......................................................................    $613,512,429     $37,602,106    $2,050,063,106
  Sales..........................................................................     582,669,310       8,388,196     1,073,353,300





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

6. FINANCIAL HIGHLIGHTS

                                                                                               FOR THE FISCAL YEARS ENDED JUNE 30,
                                                                                             --------------------------------------
                                                                                             2005     2004    2003     2002    2001
                                                                                             -----   -----   -----     ----   -----
  Small Cap Value Series
  Total Return...........................................................................   9.87%   33.66%  (1.87)%    3.46%  42.27%
  Ratios to Average Net Assets:
   Expenses..............................................................................   0.87%    0.88%   0.88%     0.88%   0.90%
   Net investment income (loss)..........................................................  (0.05)%  (0.23)%    --%(2)  0.33%   1.05%
  Portfolio Turnover Rate................................................................     84%      77%     74%       61%     92%


                                                                 FOR THE PERIOD
                                                              SEPTEMBER 1, 2004(1)
                                                                     THROUGH
                                                                  JUNE 30, 2005
                                                              --------------------
  Small/Mid Cap Value Series
  Total Return ............................................           16.20%**
  Ratios to Average Net Assets:
   Expenses:
     Including expense limitations ........................            1.20%*
     Excluding expense limitations ........................            1.27%*
   Net investment income ..................................            1.24%*
  Portfolio Turnover Rate .................................              71%**


                                                                                               FOR THE FISCAL YEARS ENDED JUNE 30,
                                                                                             --------------------------------------
                                                                                             2005     2004     2003    2002    2001
                                                                                             -----   -----    -----    ----   -----
  Mid Cap Value Series
  Total Return...........................................................................    15.31%  35.74%   (0.58)%  5.27%  43.18%
  Ratios to Average Net Assets:
   Expenses..............................................................................     0.85%   0.89%    0.90%   0.92%   0.99%
   Net investment income.................................................................     1.65%   0.29%    0.51%   0.24%   0.82%
  Portfolio Turnover Rate................................................................      112%    152%    1.42%    143%    163%

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Less than (0.01)%.

7. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

8. SUBSEQUENT EVENT. Effective July 1, 2005, each Series distributed all of its assets and liabilities to its investors in a tax-free, in-kind distribution and ceased operations.




--------------------------------------------------------------------------------
                                       43

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
REPORT OF ERNST & YOUNG LLP, INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM


================================================================================

To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Small Cap Value Series, Small/Mid Cap Value Series, and Mid Cap Value Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2005, and the related statements of operations and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2005, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                               ERNST & YOUNG LLP


Philadelphia, Pennsylvania
August 12, 2005




--------------------------------------------------------------------------------
                                       44

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS


================================================================================
WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) CRM-2883.

INTERESTED TRUSTEES


                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                 Principal               Fund             Other
                              Position(s)         Term of Office               Occupation(s)            Complex       Directorships
                               Held with           and Length of                During Past           Overseen by        Held by
Name, Address and Age         Fund Complex          Time Served                 Five Years              Trustee          Trustee
----------------------        ------------   ------------------------    ------------------------    -------------   --------------
ROBERT J. CHRISTIAN(1)        Trustee,       Shall serve until death,    Executive Vice                   48         Wilmington
Date of Birth: 2/49           President,     resignation or removal.     President and                               Low Volatility
                              Chief          Trustee, President and      Chief Investment                            Fund of Funds
                              Executive      Chairman of the Board       Officer of Wilmington                       (Closed-End
                              Officer and    since October 1998.         Trust Company since                         Registered
                              Chairman of                                February 1996; President                    Investment
                              the Board                                  of Rodney Square                            Company).
                                                                         Management Corporation
                                                                         ("RSMC") from 1996
                                                                         to 2005; Vice
                                                                         President of RMSC
                                                                         since 2005.

FRED FILOON(2)                Trustee        Shall serve until death,    Senior Vice President,           48         None
520 Madison Avenue                           resignation or removal.     Principal of Cramer
New York, NY 10022                           Trustee since November      Rosenthal McGlynn, LLC
Date of Birth: 3/42                          2004.                       since 1991.

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

(2) Mr. Filoon is an "interested" Trustee by reason of his position as Senior Vice President to Cramer Rosenthal McGlynn, LLC, an investment adviser to the Trust.

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)


================================================================================


                                                                                                 Number of
                                                                                               Portfolios in
                                                                           Principal                Fund              Other
                         Position(s)         Term of Office              Occupation(s)            Complex         Directorships
                          Held with           and Length of               During Past           Overseen by          Held by
Name, Address and Age    Fund Complex          Time Served                 Five Years             Trustee            Trustee
----------------------   ------------   ------------------------    ------------------------   -------------    -----------------
INDEPENDENT TRUSTEES

ROBERT H. ARNOLD         Trustee        Shall serve until death,    Founder and                      48         First Potomac
Date of Birth: 3/44                     resignation or removal.     co-manages,                                 Realty Trust
                                        Trustee since May           R. H. Arnold & Co.,                         (real estate
                                        1997.                       Inc. (investment                            investment trust)
                                                                    banking company)
                                                                    since 1989.

DR. ERIC BRUCKER         Trustee        Shall serve until death,    Professor                        48         Wilmington
Date of Birth: 12/41                    resignation or removal.     of Economics                                Low Volatility
                                        Trustee since October       Widener University                          Fund of Funds
                                        1999.                       since July 2004;                            (Closed-End
                                                                    Formally, Dean,                             Registered
                                                                    School of Business                          Investment
                                                                    Administration of                           Company).
                                                                    Widener University
                                                                    from 2001 to 2004;
                                                                    Prior to that, Dean,
                                                                    College of Business,
                                                                    Public Policy and
                                                                    Health at the University
                                                                    of Maine from September
                                                                    1998 to June 2001.

NICHOLAS A. GIORDANO     Trustee        Shall serve until death,    Consultant, financial            48         Wilmington
Date of Birth: 3/43                     resignation or removal.     services organizations                      Low Volatility
                                        Trustee since October       from 1997 to present;                       Fund of Funds
                                        1998.                       Interim President,                          (Closed-end
                                                                    LaSalle University                          Registered
                                                                    from 1998 to 1999.                          Investment
                                                                                                                Company);
                                                                                                                Kalmar Pooled
                                                                                                                Investment Trust;
                                                                                                                Independence
                                                                                                                Blue Cross;
                                                                                                                IntriCon
                                                                                                                Corporation
                                                                                                                (industrial
                                                                                                                furnaces and
                                                                                                                ovens).


--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)


================================================================================

INDEPENDENT TRUSTEES


                                                                                                 Number of
                                                                                               Portfolios in
                                                                           Principal                Fund              Other
                         Position(s)         Term of Office              Occupation(s)            Complex         Directorships
                          Held with           and Length of               During Past           Overseen by          Held by
Name, Address and Age   Fund Complex          Time Served                 Five Years             Trustee            Trustee
---------------------   ------------   ------------------------    ------------------------   -------------    -----------------
LOUIS KLEIN, JR.         Trustee        Shall serve until death,    Self-employed                    48         WHX
Date of Birth: 5/35                     resignation or removal.     financial consultant                        Corporation
                                        Trustee since October       since 1991.                                 (industrial
                                        1999.                                                                   manufacturer);
                                                                                                                CRM Mutual
                                                                                                                Fund Trust.

CLEMENT C. MOORE, II     Trustee        Shall serve until death,    Managing Partner,                48         CRM Mutual
Date of Birth: 9/44                     resignation or removal.     Mariemont Holdings,                         Fund Trust.
                                        Trustee since October       LLC, (real estate
                                        1999.                       holding and
                                                                    development company)
                                                                    since 1980.

JOHN J. QUINDLEN         Trustee        Shall serve until death,    Retired since 1993.              48         None
Date of Birth: 5/32                     resignation or removal.
                                        Trustee since October
                                        1999.

MARK A. SARGENT          Trustee        Shall serve until death,    Dean and Professor of            48         Wilmington
Date of Birth: 4/51                     resignation or removal.     Law, Villanova                              Low Volatility
                                        Trustee since               University School of                        Fund of Funds
                                        November 2001.              Law since July 1997.                        (Closed-end
                                                                                                                Registered
                                                                                                                Investment
                                                                                                                Company).


--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)


================================================================================

EXECUTIVE OFFICERS


                                                                                                        Number of
                                                                                                      Portfolios in
                                                                               Principal                  Fund            Other
                          Position(s)          Term of Office                Occupation(s)               Complex      Directorships
                           Held with           and Length of                  During Past              Overseen by       Held by
Name, Address and Age    Fund Complex           Time Served                    Five Years                Trustee         Trustee
---------------------  ---------------   -----------------------    -----------------------------    -------------   -------------
ERIC K. CHEUNG          Chief Financial   Shall serve at the         Vice President,                       N/A             N/A
1100 North Market       Officer,          pleasure of the Board      Wilmington Trust
Street                  Vice President    and until successor is     Company Since 1986;
Wilmington, DE 19890    and Treasurer     elected and qualified.     and Vice President and
Date of Birth: 12/54                      Officer since October      Director of Rodney
                                          1998.                      Square Management
                                                                     Corporation since
                                                                     2001.

JOSEPH M. FAHEY, JR.    Vice President    Shall serve at the         Vice President, Rodney                N/A             N/A
1100 North Market                         pleasure of the Board      Square Management
Street                                    and until successor is     Corporation since
Wilmington, DE 19890                      elected and qualified.     1992.
Date of Birth: 1/57                       Officer since November
                                          1999.

WILLIAM P. RICHARDS,    Vice President    Shall serve at the         Managing Director,                    N/A             N/A
JR.                                       pleasure of the Board      Roxbury Capital
100 Wilshire                              and until successor is     Management LLC
Boulevard                                 elected and qualified.     since 1998.
Suite 1000                                Officer since November
Santa Monica, CA                          2004.
90401
Date of Birth: 11/36

ANNA M. BENCROWSKY      Chief             Shall serve at the         Vice President/                       N/A             N/A
1100 North Market       Compliance        pleasure of the Board      Chief Compliance
Street                  Officer           and until successor is     Officer, Rodney Square
Wilmington, DE 19890                      elected and qualified.     Management Corporation
Date of Birth: 5/51                       Officer since September    since 2004; Vice President
                                          2004.                      and Chief Compliance
                                                                     Officer, 1838 Investment
                                                                     Advisors, LP From 1998
                                                                     to 2004; Vice President,
                                                                     Secretary, and Treasurer,
                                                                     1838 Investment Advisors
                                                                     Funds from 1995 to 2004;
                                                                     Vice President and Secretary,
                                                                     1838 Bond--Debenture
                                                                     Trading Fund from
                                                                     1982 to 2004.

CHARLOTTA NILSSON       Secretary         Shall serve at the         Mutual Fund                           N/A             N/A
1100 North Market                         pleasure of the Board      Regulatory Administrator,
Street                                    and until successor is     Wilmington Trust Company
Wilmington, DE 19890                      elected and qualified.     since 2003.
Date of Birth: 9/70                       Officer since February     From 2001 to 2003
                                          2003.                      Regulatory Administrator,
                                                                     PFPC, Inc.

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)


================================================================================

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolios is available, without charge and upon request, on the SEC's website at http:// www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.

TRUSTEES
Robert H. Arnold
Dr. Eric Brucker
Robert J. Christian
Fred Filoon
Nicholas A. Giordano
Louis Klein, Jr.
Clement C. Moore, II
John J. Quindlen
Mark A. Sargent

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
Pepper Hamilton LLP

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP



Investor Information: (800) CRM-2883
http://www.crmfunds.com





THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.

                               [GRAPHIC OMITTED]



                                   SMALL CAP
                                   VALUE FUND

                                 SMALL/MID CAP
                                   VALUE FUND

                                    MID CAP
                                   VALUE FUND

                              Institutional Shares

                                 ANNUAL REPORT
                                 June 30, 2005



                               [GRAPHIC OMITTED]






CRMINST ANN -- 6/05                                                THE CRM FUNDS

================================================================================

WILMINGTON FUNDS -- SHORT/INTERMEDIATE BOND PORTFOLIO -- INVESTOR SHARES
--------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

   The financial markets over the past year have performed reasonably well, but most of the performance occurred in the second half of 2004. Large capitalization stocks for example (Standard and Poor's 500 Index) rose 6.3% in the twelve months ended June 2005, but actually fell marginally (-0.8%) in the first half of 2005. Mid-capitalization and small-capitalization stocks, S&P
400 Index and S&P 600 Index, respectively, performed better than their large cap brethren, advancing 14.0%, and 13.5%, respectively, over the last year. Both mid-cap and small-cap stocks had slight increases in the first half of 2005, rising 3.8% and 1.8%, respectively. International stocks (MSCI EAFE Index) rose 13.7% in the past year and again it was all in the second half of 2004 as the first half of 2005 produced a modest 1.2% decline in the index.

   The fixed income markets have had a much smoother return pattern over the past year. The Lehman Aggregate Index was up 6.8% over the past year and 2.5% in the first half of 2005. Longer-term sectors produced more lucrative returns. The 30-year U.S. Treasury Index advanced 22.5% in the past year and 11.6% in the first half of 2005.

   Yogi Berra, a well known baseball coach said "The future ain't what it used to be," and that happens to summarize our analysis for the U.S. economy, interest rates and the financial markets. We know that the economy grew in the first half of 2005, and we know that inflation and interest rates rose. But, our analysis brings us to the conclusion that the growth we enjoyed in the first half of 2005 will most likely not be repeated in the second half of the year. The main forces affecting this slowdown in economic growth are the tri-partite forces of tighter monetary policy, higher housing prices and higher oil prices. Oil prices, of course, have been well documented and are often at the forefront of the daily business news reports. But, in fact, monetary policy is far more powerful and far more of a concern than day-to-day fluctuations in oil prices. And, monetary policy has become reasonably restrictive over the past year. The Federal Reserve increased its target rate for federal funds in eight 25 basis point increments, closing the fiscal year at 3.25%. Money supply growth (year to year change in M3) has fallen from 6.8% in May of 2003 to 5.7% in May 2004 to 4.3% in May 2005. (Money supply as measured by the "M3" consists of checking accounts, currency, money market mutual funds savings accounts and CDs.) Money supply growth is a very good indicator of future economic growth, at least directionally. This slowdown in money supply growth over the last year should result in slower economic momentum over the next year.

   Further slowing economic momentum will be the very area that helped the economy in 2003 and 2004 - housing. The word "bubble" has been ascribed to housing prices in the past six months, and the debate will surely rage as to its appropriateness. But, there is no debate over the impact of housing prices on mortgage financing. The affordability of housing has deteriorated in the last year, mainly because of higher home prices. The median sales price of homes has risen by 12% in the past year and 21% in the past two years.

   The impact of these forces on the overall economy is both direct and indirect. The direct impact of course is on housing itself. Surely, lower affordability will result in lower sales and lower new housing starts. Last year (2004) was a record year for home sales. Even early this year, sales were strong. But with affordability levels at 10-year lows, this robust pace can not likely continue.

   The secondary impact results from existing variable-rate mortgages. Households with these types of mortgages have already experienced a rise in their monthly mortgage payments and this will continue for other
                                       1

WILMINGTON FUNDS -- SHORT/INTERMEDIATE BOND PORTFOLIO -- INVESTOR SHARES
--------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================



households as this year progresses. Couple this impact with the cost of energy, and it seems clear that consumers will have less discretionary spending dollars in the next year.

   As a result of these monetary and energy forces acting upon the economy, there is likely to be a slowdown in economic growth in the next year. The 3.8% growth rate of the first quarter of 2005 is likely to be the fastest pace for this year. As economic momentum subsides, Federal Reserve policy will likely shift from an inflation focus to a growth focus. Thus, it is likely that the Fed's task of raising short-term interest rates will come to a close. We believe interest rates will stabilize during the second half of 2005, with only minimal increases, if any.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO

   The Wilmington Short/Intermediate Bond Portfolio ("Short/Intermediate Portfolio") is designed to give shareholders broad exposure to the dynamics of the taxable fixed income bond market with a stable flow of income and minimization of risk. The Portfolio seek to achieve this goal by applying a disciplined and systematic investment process to manage actively a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors.

   There were several major trends over the past year which dominated the strategy employed by the Portfolio. Rising short-term rates was one of these major trends as the Federal Reserve announced on June 30, 2004 that it would begin raising overnight interest rates. The overnight Fed Funds rate was increased from 1.00% to 1.25% on June 30, 2004, and the Federal Reserve indicated that it would continue to make increases at a "measured pace." This wording translated into additional rate hikes at each subsequent Federal Open Market Committee meeting, bringing the overnight Federal Funds rate up to 3.25% by June 30, 2005. A flattening yield curve trend accompanied the policy direction dictated by the Federal Reserve. This is not at all unusual, but this particular cycle was very unique with respect to the dynamics of long-term rates. Normally, the production of a flatter yield curve, while the Fed pushes up short-term rates, includes higher long-term rates albeit, at increases significantly below those experienced by short-term rates. However, over the past year, 2-Year Treasury Note yields moved higher by 94 bps while 30-Year Treasury Bond yields fell 110 bps.

   The corporate bond market and the mortgage-backed market posted strong performances over the past fiscal year. As measured by the Lehman Credit Index, the corporate bond market had a total return over this period of 8.15%. This performance reflected both higher income returns than available in the Treasury market, plus the benefit of narrower yield spreads versus the Treasury market. The Option Adjusted Spread on the index narrowed from 93 basis points on June 30, 2004 to 75 basis points ("bps") on December 31, 2004. Over the first six months of 2005, this spread widened by 11 bps to reach 86 bps on June 30, 2005. The Lehman Credit Index went through a significant change when the major domestic automakers, Ford and GM, were eliminated from the index as of June 1, 2005 upon credit downgrades by S&P to below investment grade. Spread information at the end of the fiscal year reflects the elimination of these two issuers, which subtracted about 15 bps from the index spread. The fixed rate mortgage-backed market, as measured by the Lehman MBS Fixed Rate Index, generated a substantial 114 bps of excess return over the Treasury market over the past year. Higher yield levels accounted for much of this return premium.
                                       2

WILMINGTON FUNDS -- SHORT/INTERMEDIATE BOND PORTFOLIO -- INVESTOR SHARES
--------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   Given this environment, we will examine the strategies employed by the Short/Intermediate Portfolio.

WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO

   The Short/Intermediate Portfolio performed well over the past year. The Portfolio slightly underperformed its benchmark but finished well ahead of its peer group averages. The Portfolio had a total return of 4.26% over the past fiscal year. This compares well to the Lehman Intermediate Government/Credit Index which returned 4.78% over the same twelve month period. The Short/ Intermediate Portfolio performed very well based on total return relative to its Lipper Short/Intermediate Investment Grade Universe peer group by placing in the 31st percentile out of 150 funds for the one year period based on total return for the period ended June 30, 2005.

   With yields falling along the longer end of the yield curve, the Portfolio was positioned to have more exposure than the market to those securities with durations in excess of 6 years. At the same time, exposure to very short-term holdings was also increased to levels above the market. The portfolio exposure in the middle of the yield curve was positioned with an exposure below the market. This strategy, known as creating a "barbell," helped the Portfolio to weather the dramatic flattening of the yield curve which took place over much of the past year.

   The Portfolio also maintained a higher than market weighting in the income enhancing parts of the taxable fixed income market. The Portfolio was over-weighted in corporate bonds with an allocation of 51.5% of the portfolio in this sector versus 38.9% for the benchmark index as of June 30, 2005. We remain committed to this sector because we believe the strong fundamental and technical support will continue. The first part of 2005 featured considerable volatility from the downgrades of the two largest domestic automakers. With this event behind the market, better trading conditions are likely to evolve as we move into the second half of 2005.

   The following graph compares the Short/Intermediate Portfolio with that of the Lehman Intermediate Government/Credit Index ("Lehman Inter. Govt/Credit"), an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government agency obligations and investment grade corporate debt obligations with a maturity range between 1 and 10 years, and the Merrill Lynch 1 - 10 Year U.S. Treasury Index ("Merrill Lynch 1 - 10 Yr."), an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years, since inception on October 7, 2003. Please bear in mind that a direct investment in these indices is not possible.*

WILMINGTON FUNDS -- SHORT/INTERMEDIATE BOND PORTFOLIO -- INVESTOR SHARES
--------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

================================================================================

                               [GRAPH OMITTED]

================================================================================

                                        Average Annual Total Return
                                      -----------------------------
                                       1 Year          Since Inception
                                       ------          ---------------
Short/Intermediate Portfolio            4.26%               2.23%
Lehman Inter. Govt./Credit              4.78%               2.68%
Merrill Lynch 1-10 Yr.                  3.74%               1.87%




                  Wilmington Short/Intermediate Bond-Investor

    10,000                          9,964                       10,389
--------------------------------------------------------------------------------
   10/7/03                         6/30/04                     6/30/05




                ML Intermediate Treasury (1-10) (% Total Return)

   10,000.00                        9,957.07                   10,329.05
--------------------------------------------------------------------------------
    10/7/03                         6/30/04                     6/30/05


================================================================================


                         [NEED PLOT POINTS FOR LEHMAN]

================================================================================


---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

  An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested.

  The values shown reflect a hypothetical investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

  The performance in the graph does not reflect the deduction of taxes the shareholders would pay on fund distributions or redemption of fund shares.

WILMINGTON FUNDS -- SHORT/INTERMEDIATE BOND PORTFOLIO -- INVESTOR SHARES
--------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================



   We invite your comments and questions and thank you for your investment in the Wilmington Fixed Income Portfolios. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.



                                        Sincerely,


                                        /s/ Robert J. Christian
                                        --------------------------
                                        Robert J. Christian
                                        President

July 29, 2005













You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. A prospectus with this and other information may be obtained by calling 800-336-9970. The prospectus should be read before investing

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC.

WILMINGTON FUNDS -- SHORT/INTERMEDIATE BOND PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------------------------
 EXPENSE DISCLOSURE
================================================================================

DISCLOSURE OF FUND EXPENSES

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. The Portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates the Portfolio's costs in two ways.

     o ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table is meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful, in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005
EXPENSE TABLE


                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     1/01/05      6/30/05      Ratio(1)     Period*
                                                                                    ---------    ---------    ----------   --------
Short/Intermediate Bond Portfolio - Investor Shares
Actual Fund Return ..............................................................   $1,000.00    $1,013.60       0.94%       $4.68
Hypothetical 5% Return ..........................................................   $1,000.00    $1,020.14       0.94%       $4.70

---------------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(1) During the period presented, the Wilmington Short/Intermediate Bond Portfolio operated as a feeder fund in a master-feeder structure and invested 100% of its investable assets in the WT Investment Trust I--Short/Intermediate Bond Series. The "Annualized Expense Ratio" includes expenses allocated from the WT Investment Trust I--Short/ Intermediate Bond Series. Effective July 1, 2005, the Portfolio no longer operates in a master-feeder structure. Had this change in structure been in place as of January 1, 2005, the Portfolio expense analysis would have been as follows:

WILMINGTON FUNDS -- SHORT/INTERMEDIATE BOND PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------------------------
 EXPENSE DISCLOSURE -- continued
================================================================================





                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     1/01/05      6/30/05       Ratio       Period
                                                                                    ---------    ---------    ----------   --------
Short/Intermediate Bond Portfolio - Investor Shares
Actual Fund Return ..............................................................   $1,000.00    $1,013.60       0.93%       $4.63
Hypothetical 5% Return ..........................................................   $1,000.00    $1,020.19       0.93%       $4.65

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================


PORTFOLIO HOLDINGS
JUNE 30, 2005

As of June 30, 2005, 100% of the Wilmington Short/Intermediate Bond Portfolio's investable assets were invested in the WT Investment Trust I-Short/Intermediate Bond Series. The following tables present a summary of the portfolio holdings of the WT Investment Trust I-Short/Intermediate Bond Series as a percentage of its total investments.


SHORT/INTERMEDIATE BOND SERIES                               QUALITY

Corporate Bonds                              51.5%           Treasury                                 13.9%
U.S. Agency Obligations                      24.1%           Agency                                   28.4%
U.S. Treasury Obligations                    13.9%           AAA/Aaa                                   8.3%
Mortgage-Backed Securities                    4.3%           AA/Aa                                     5.6%
Commercial Paper                              3.8%           A/A                                      14.0%
Asset-Backed Securities                       2.4%           BAA                                      29.2%
                                            -----            Other                                     0.6%
                                            100.0%                                                   -----
                                            =====                                                    100.0%
                                                                                                     =====


DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
================================================================================


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005

                                                                       Short/
                                                                    Intermediate
                                                                        Bond
                                                                      Portfolio
                                                                    ------------
ASSETS:
Investment in Series, at value ..................................   $109,438,052
Receivable for Portfolio shares sold ............................          6,988
Receivable for investment in Series withdrawn ...................      2,739,423
Other assets ....................................................          6,302
                                                                    ------------
Total assets ....................................................    112,190,765
                                                                    ------------
LIABILITIES:
Dividends payable ...............................................        341,582
Payable for Portfolio shares redeemed ...........................      2,739,423
Payable for investment in Series ................................          6,988
Accrued expenses ................................................         27,591
                                                                    ------------
Total liabilities ...............................................      3,115,584
                                                                    ------------
NET ASSETS ......................................................   $109,075,181
                                                                    ============
NET ASSETS CONSIST OF:
Paid-in capital .................................................   $106,296,410
Distributions in excess of net investment income ................        (81,395)
Accumulated net realized gain on investments ....................        282,837
Net unrealized appreciation on investments ......................      2,577,329
                                                                    ------------
NET ASSETS ......................................................   $109,075,181
                                                                    ============
NET ASSETS BY SHARE CLASS:
 Institutional Shares ...........................................   $108,828,159
 Investor Shares ................................................        247,022
                                                                    ------------
NET ASSETS ......................................................   $109,075,181
                                                                    ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
 ($0.01 par value, unlimited authorized shares):
 Institutional Shares ...........................................     10,637,333
 Investor Shares ................................................         24,378
NET ASSET VALUE, offering and redemption price per share:
 Institutional Shares ...........................................   $      10.23
 Investor Shares ................................................   $      10.13




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENT OF OPERATIONS
For the Fiscal Year Ended June 30, 2005

                                                                       Short/
                                                                    Intermediate
                                                                        Bond
                                                                      Portfolio
                                                                    ------------
NET INVESTMENT INCOME FROM SERIES:
 Interest .......................................................    $6,381,055
 Securities lending income ......................................        28,019
 Expenses .......................................................      (766,032)
                                                                     ----------
   Net investment income from Series ............................     5,643,042
                                                                     ----------
EXPENSES:
 Administration and accounting fees .............................        55,263
 Transfer agent fees ............................................        55,144
 Reports to shareholders ........................................        34,024
 Trustees' fees .................................................        12,734
 Compliance services ............................................         7,060
 Distribution fees -- Investor Shares ...........................           621
 Registration fees ..............................................        22,352
 Professional fees ..............................................        18,682
 Other ..........................................................        30,280
                                                                     ----------
   Total expenses before fee waivers and expense reimbursements .       236,160
   Administration and accounting fees waived-Investor Shares ....       (13,817)
                                                                     ----------
    Total expenses, net .........................................       222,343
                                                                     ----------
 Net investment income                                                5,420,699
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM
  SERIES:
 Net realized gain on investments ...............................       525,881
 Net change in unrealized appreciation (depreciation) on
  investments....................................................     1,353,716
                                                                     ----------
 Net gain on investments from Series ............................     1,879,597
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    $7,300,296
                                                                     ==========




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


                                                        Short/Intermediate
                                                          Bond Portfolio
                                                    For the Fiscal Year Ended
                                                  ------------------------------
                                                  June 30, 2005    June 30, 2004
                                                  -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income .......................    $   5,420,699    $  6,775,440
 Net realized gain on investments ............          525,881         994,480
 Net change in unrealized appreciation
  (depreciation) on investments...............        1,353,716      (8,383,958)
                                                  -------------    ------------
Net increase (decrease) in net assets
  resulting from operations...................        7,300,296        (614,038)
                                                  -------------    ------------
Distributions to shareholders:
 From net investment income -- Institutional
  Shares......................................       (5,444,450)     (6,780,662)
 From net investment income -- Investor
  Shares......................................           (8,418)         (9,715)
 From net realized gain -- Institutional
  Shares......................................         (502,029)     (3,876,201)
 From net realized gain -- Investor Shares ...             (845)           (530)
                                                  -------------    ------------
Total distributions ..........................       (5,955,742)    (10,667,108)
                                                  -------------    ------------
Portfolio share transactions(a):
 Proceeds from shares sold -- Institutional
  Shares......................................       39,010,614      34,456,691
 Proceeds from shares sold -- Investor Shares            94,000       3,625,514
 Cost of shares issued on reinvestment of
  distributions -- Institutional Shares.......        4,179,726       8,475,582
 Cost of shares issued on reinvestment of
  distributions -- Investor Shares............            8,974           9,852
 Cost of shares redeemed -- Institutional
  Shares......................................     (124,224,763)    (29,108,240)
 Cost of shares redeemed -- Investor Shares ..          (80,047)     (3,392,519)
                                                  -------------    ------------
Net increase (decrease) in net assets from
  Portfolio share transactions................      (81,011,496)     14,066,880
                                                  -------------    ------------
Total increase (decrease) in net assets ......      (79,666,942)      2,785,734
NET ASSETS:
 Beginning of period .........................      188,742,123     185,956,389
                                                  -------------    ------------
 End of period ...............................    $ 109,075,181    $188,742,123
                                                  =============    ============
Undistributed net investment income ..........    $     (81,395)   $     69,374
                                                  =============    ============
(A)TRANSACTIONS IN CAPITAL SHARES WERE:              Shares           Shares
                                                  -------------    ------------
 Shares sold -- Institutional Shares .........        3,816,495       3,286,415
 Shares sold -- Investor Shares ..............            9,216         350,921
 Shares issued on reinvestment of
  distributions -- Institutional Shares.......          407,587         812,121
 Shares issued on reinvestment of
  distributions -- Investor Shares............              885             960
 Shares redeemed -- Institutional Shares .....      (12,111,458)     (2,794,554)
 Shares redeemed -- Investor Shares ..........           (7,871)       (329,733)
                                                  -------------    ------------
 Net increase (decrease) in shares ...........       (7,885,146)      1,326,130
                                                  =============    ============


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================


   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. This should be read in conjunction with the financial statements and notes thereto.


                                                                 For the Period
SHORT/INTERMEDIATE BOND PORTFOLIO --           For the Fiscal   October 7, 2003(1)
  INVESTOR SHARES                                Year Ended          through
                                               June 30, 2005      June 30, 2004
                                               --------------   ----------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....        $10.08           $  10.59
                                                   ------           --------
INVESTMENT OPERATIONS:
 Net investment income ....................          0.34               0.25
 Net realized and unrealized gain (loss)
  on investments...........................          0.08              (0.29)
                                                   ------           --------
   Total from investment operations........          0.42              (0.04)
                                                   ------           --------
DISTRIBUTIONS:
 From net investment income ...............         (0.34)             (0.25)
 From net realized gain ...................         (0.03)             (0.22)
                                                   ------           --------
   Total distributions.....................         (0.37)             (0.47)
                                                   ------           --------
NET ASSET VALUE -- END OF PERIOD ..........        $10.13           $  10.08
                                                   ======           ========
TOTAL RETURN ..............................         4.26%            (0.36)%**
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(2)
 Expenses:
   Including expense limitations...........         0.91%              0.86%*
   Excluding expense limitations...........         6.46%              5.36%*
 Net investment income ....................         3.36%              3.32%*
Portfolio turnover ........................           33%                27%
Net assets at end of period (000 omitted)..        $  247           $    223

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) For the periods presented, the Portfolio operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Short/Intermediate Bond Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Portfolio no longer operates in a master-feeder structure.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================


1. DESCRIPTION OF THE FUND. Wilmington Short/Intermediate Bond Portfolio (the "Portfolio") is a series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Portfolio. Information regarding other series of the Fund is contained in separate reports to their shareholders.

   The Portfolio offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Information regarding the Institutional Shares is included in a separate shareholder report.

   During the periods presented in this report, the Portfolio sought to achieve its investment objective by investing all of its investable assets in the Short/Intermediate Bond Series of WT Investment Trust I (the "Series") which had the same investment objective, policies and limitations as the Portfolio. The performance of the Portfolio was directly affected by the performance of the Series. As of June 30, 2005, the Portfolio owned approximately 100% of the Series. The financial statements of the Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

   As described in Note 6, effective July 1, 2005, the Portfolio's investment structure was changed.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolio:

   Valuation of Investment in Series. Valuation of the Portfolio's investment in the Series is based on the underlying securities held by the Series. The Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. The Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   Investment Income. The Portfolio records its share of the Series' income, expenses and realized and unrealized gains and losses daily. Additionally, the Portfolio records its own expenses as incurred. Common expenses of the Fund are allocated on a pro rata basis among the series based on relative net assets. Investment income, common expenses and realized and unrealized gains and losses on investments are allocated among the Portfolio's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

   Distributions to Shareholders. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, will be declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Portfolio does not incur an advisory fee directly, but rather indirectly through its investment in the Series. The investment adviser to the Series is Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation. The advisory and other fees charged to the Series are discussed in the notes to the Series' financial statements.

   Effective November 19, 2004, RSMC provides compliance services to the Portfolio pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of the Portfolio's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statement of operations.

   Prior to September 30, 2004, RSMC also served as administrator and accounting agent to the Portfolio. For the period July 1, 2004 to September 2004, RSMC was paid $13,500 by the Portfolio for these services.

   The Investor Shares of the Portfolio have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows the Portfolio to pay a fee for the sale and distribution of Investor Shares, and for services provided to Investor Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of the Portfolio's average daily net assets of the Investor Shares.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 2005, the following reclassification was made within the capital accounts to reflect permanent differences relating to paydown gains/losses on mortgage- and asset-backed securities:


                                                            Short/Intermediate
                                                              Bond Portfolio
                                                            ------------------
  Undistributed net investment income ...................        $(118,600)
  Accumulated net realized gain on investments ..........          118,600

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   The tax character of distributions paid for the years ended June 30, 2005 and 2004 was as follows:

                                                                Short/Intermediate
                                                                  Bond Portfolio
                                                                ------------------
  Year ended June 30, 2005
  Ordinary income...........................................       $ 5,793,096
  Long-term capital gains...................................           162,646
                                                                   -----------
   Total distributions......................................       $ 5,955,742
                                                                   ===========
  Year ended June 30, 2004
  Ordinary income...........................................       $ 9,048,359
  Long-term capital gains...................................         1,618,749
                                                                   -----------
   Total distributions......................................       $10,667,108
                                                                   ===========


   As of June 30, 2005, the components of accumulated earnings on a tax basis were as follows:

                                                            Short/Intermediate
                                                              Bond Portfolio
                                                            ------------------
  Undistributed ordinary income .........................       $  281,343
  Undistributed long-term capital gains .................          261,681
  Other temporary differences ...........................         (341,582)
  Net unrealized appreciation of investments ............        2,577,329
                                                                ----------
   Total accumulated earnings ...........................       $2,778,771
                                                                ==========


5. CONTRACTUAL OBLIGATIONS. The Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolio's existing contracts and expects the risk of loss to be remote.

6. SUBSEQUENT EVENT. Effective July 1, 2005, the Portfolio's investment structure was changed from a master-feeder structure to a stand-alone mutual fund, whereby the Portfolio directly invests in securities. The restructuring was accomplished through a redemption by the Portfolio of its investment in the Series, whereby the Series distributed to the Portfolio its pro rata portion of assets and liabilities in a tax-free, in-kind distribution. No change in the investment adviser, its services or fees occurred as a result of the restructuring.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
--------------------------------------------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statement of assets and liabilities of Wilmington Short/Intermediate Bond Portfolio (the "Portfolio") (a series of WT Mutual Fund) as of June 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights (Investor Shares) for the year then ended and for the period October 7, 2003 (commencement of operations) through June 30, 2004. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wilmington Short/Intermediate Bond Portfolio at June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights (Investor Shares) for the year then ended and for the period October 7, 2003 (commencement of operations) through June 30, 2004, in conformity with U.S. generally accepted accounting principles.



                                       Ernst & Young LLP


Philadelphia, Pennsylvania
August 12, 2005

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIO -- INVESTOR SHARES
--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS -- TAX INFORMATION (UNAUDITED)
================================================================================


Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Short/Intermediate Bond Portfolio paid capital gain distributions (from net long-term capital gains) during the fiscal year ended June 30, 2005 as follows:

                                                             Capital Gain   Capital Gain
                                                              Per Share     Distribution
                                                             ------------   ------------
        Short/Intermediate Bond Portfolio ...............       $0.01         $162,646


In January 2006, shareholders of the Portfolio will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2005, including any distributions paid between June 30, 2005 and December 31, 2005.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
 ANNUAL REPORT / JUNE 30, 2005
================================================================================







          (The following pages should be read in conjunction with the
                       Portfolio's Financial Statements.)

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Short/Intermediate Bond Series
--------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005
 (Showing Percentage of Total Investments)
================================================================================


                                                                                            Moody's/S&P    Principal       Value
                                                                                             Ratings(1)      Amount       (Note 2)
                                                                                            -----------    ----------   -----------
CORPORATE BONDS -- 51.5%
 FINANCIAL -- 18.3%
   AIG Sunamerica Global Finance, 5.85%, 08/01/08 @.....................................      Aa2, AA+     $1,600,000   $ 1,667,933
   Bank of America Corp., 7.80%, 02/15/10...............................................      Aa3, A+         600,000       686,236
   Capital One Corp., 6.70%, 05/15/08...................................................     Baa2, BBB      1,000,000     1,061,831
   First Union Corp., 6.82%, 08/01/26 (b)...............................................       A1, A          200,000       261,261
   General Electric Capital Corp., 6.50%, 12/10/07......................................      Aaa, AAA        985,000     1,038,080
   General Motors Acceptance Corp., 4.15%, 08/18/05 *...................................      Baa2, BB        600,000       597,161
   Goldman Sachs Group, 6.65%, 05/15/09.................................................      Aa3, A+         600,000       649,707
   Household Finance Corp., 6.38%, 11/27/12.............................................       A1, A        2,250,000     2,488,468
   International Lease Finance Corp., 5.63%, 06/01/07...................................      A1, AA-       1,500,000     1,537,715
   Lehman Brothers Holdings, 4.25%, 01/27/10............................................       A1, A        1,035,000     1,031,934
   Marsh & Mclennan Cos, Inc., 5.38%, 03/15/07..........................................     Baa2, BBB        700,000       709,138
   MBNA America, 6.50%, 06/20/06........................................................     Baa1, BBB+     1,000,000     1,023,281
   MBNA America, 4.63%, 08/03/09........................................................     Baa1, BBB+     1,675,000     1,698,850
   Morgan Stanley, 4.75%, 04/01/14......................................................       A1, A        1,500,000     1,477,754
   National City Bank, 2.70%, 08/24/09..................................................      Aa3, A+         634,091       613,730
   Prudential Insurance Co., 6.38%, 07/23/06 @..........................................      A1, AA-       1,090,000     1,115,275
   Residential Capital Corp., 144A, 6.375%, 06/30/10 @..................................     Baa2, BBB-       500,000       502,406
   Salomon Smith Barney Holdings, 6.50%, 02/15/08.......................................      Aa1, AA-      2,100,000     2,222,870
                                                                                                                        -----------
                                                                                                                         20,383,630
                                                                                                                        -----------
 INDUSTRIAL -- 22.9%
   A.H. Belo Corp., 7.13%, 06/01/07.....................................................     Baa3, BBB-       300,000       311,285
   Conagra Foods, Inc., 6.00%, 09/15/06.................................................     Baa1, BBB+       500,000       508,516
   Conoco Inc, 6.35%, 04/15/09..........................................................       A3, A-         300,000       323,453
   CSX Corp., 7.90%, 05/01/17...........................................................     Baa2, BBB        780,000       972,002
   DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08....................................      A3, BBB         850,000       836,981
   Donnelley (R.R.) & Sons, 3.75%, 04/01/09.............................................      Baa2, A-      1,330,000     1,287,972
   General Electric Co., 5.00%, 02/01/13................................................      Aaa, AAA      1,000,000     1,032,510
   Hershey Foods Corp., 6.70%, 10/01/05.................................................       A1, A+       1,125,000     1,132,530
   Hertz Corp., 4.70%, 10/02/06.........................................................     Baa3, BBB-     1,500,000     1,468,962
   Ingersoll-Rand, 6.02%, 02/15/28......................................................       A3, A-       2,300,000     2,657,937
   International Business Machines Corp., 4.75%, 11/29/12...............................       A1, A+       1,000,000     1,021,958
   Johnson & Johnson, 3.80%, 05/15/13...................................................      Aaa, AAA        750,000       729,461
   Liberty Media Corp., 4.91%, 09/15/05 *...............................................     Baa3, BB+        549,000       552,382
   McDonald's Corp., 3.88%, 08/15/07....................................................       A2, A        1,300,000     1,294,237
   Merck & Co., Inc., 5.25%, 07/01/06...................................................      Aa3, AA-      2,250,000     2,278,024
   Raytheon Co., 6.75%, 08/15/07........................................................     Baa3, BBB-       584,000       612,662
   Schering-Plough Corp., 5.55%, 12/01/13...............................................      Baa1, A-      1,000,000     1,060,251
   Schering-Plough Corp., 6.75%, 12/01/33...............................................      Baa1, A-        250,000       301,260
   Time Warner Entertainment, 8.88%, 10/01/12...........................................     Baa1, BBB+     1,350,000     1,666,594
   Tyson Foods, Inc., 7.25%, 10/01/06...................................................     Baa3, BBB      2,350,000     2,435,868
   Viacom Inc, 6.63%, 05/15/11..........................................................      A3, BBB+      1,000,000     1,074,106
   Waste Management, Inc., 6.50%, 11/15/08..............................................     Baa3, BBB        456,000       484,384
   Weyerhaeuser Co., 6.00%, 08/01/06....................................................     Baa2, BBB      1,500,000     1,526,717
                                                                                                                        -----------
                                                                                                                         25,570,052
                                                                                                                        -----------
 TELECOMMUNICATIONS -- 5.7%
   AT&T Broadband Corp., 8.38%, 03/15/13................................................     Baa2, BBB+     2,015,000     2,456,992
   GTE Southwest, Inc., Ser. 1993B, 6.54%, 12/01/05.....................................       A3, A+       1,000,000     1,010,209
   Sprint Capital Corp., 6.13%, 11/15/08................................................     Baa3, BBB-     1,300,000     1,369,550
   Wisconsin Bell, 6.35%, 12/01/06......................................................       A2, A        1,400,000     1,537,504
                                                                                                                        -----------
                                                                                                                          6,374,255
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Short/Intermediate Bond Series
--------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================



                                                                                            Moody's/S&P    Principal       Value
                                                                                              Ratings(1)     Amount       (Note 2)
                                                                                            -----------    ----------   -----------
 UTILITIES -- 4.6%
   Duke Energy Corp., 3.75%, 03/05/08...................................................      A3, BBB+     $1,000,000   $   987,538
   Oklahoma Gas & Electric, 6.65%, 07/15/27.............................................      A2, BBB+        500,000       588,478
   Pacific Gas & Electric, 4.20%, 03/01/11..............................................     Baa1, BBB      1,000,000       982,334
   Valero Energy, 6.13%, 04/15/07.......................................................     Baa3, BBB-     2,500,000     2,573,715
                                                                                                                        -----------
                                                                                                                          5,132,065
                                                                                                                        -----------
 TOTAL CORPORATE BONDS (Cost $55,978,823) ...........................................................................    57,460,002
                                                                                                                        -----------
ASSET-BACKED SECURITIES -- 2.4%
   GMAC Mortgage Corporation Loan, 2003-GH2, 3.69%, 07/25/20............................      Aaa, AAA      1,175,802     1,171,299
   Greenpoint Manufactured Housing, Ser. 1999-3, Cl. 1A4, 6.53%, 12/15/19...............      Aaa, AAA        479,188       482,281
   Vanderbilt Mortgage Finance, Ser. 2001-C, 4.24%, 08/07/14............................      Aaa, AAA         83,548        83,503
   Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%, 10/07/18............................      Aaa, AAA      1,000,000       997,331
                                                                                                                        -----------
 TOTAL ASSET-BACKED SECURITIES (Cost $2,741,048) ....................................................................     2,734,414
                                                                                                                        -----------
MORTGAGE-BACKED SECURITIES -- 4.3%
   Federal Home Loan Mortgage Corp. Notes, Gold, 4.50%, 04/01/20........................                      594,600       592,370
   Federal Home Loan Mortgage Corporation Notes, 1589 N, 6.25%, 04/15/23................                      359,998       361,893
   Federal Home Loan Mortgage Corporation Notes, 2751 VT, 6.00%, 02/15/34...............                      381,146       388,138
   Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr., 6.00%, 01/01/13...........                      108,796       112,501
   Federal National Mortgage Association Notes, 4.00%, 05/01/33*........................                      490,278       490,476
   Federal National Mortgage Association Notes, 15 Yr. Pool 254833,
    4.50%, 08/01/18.....................................................................                      304,940       303,797
   Federal National Mortgage Association Notes, 15 Yr. Pool 629603,
    5.50%, 02/01/17.....................................................................                      385,891       396,383
   Federal National Mortgage Association Notes, 7 Yr. Balloon, 6.00%, 02/01/06..........                       14,002        14,022
   Federal National Mortgage Association Notes, Pool 688996, 8.00%, 11/01/24............                      137,411       148,279
   Federal National Mortgage Association Notes, 4.75%, 04/25/35.........................                      619,821       622,876
   Government National Mortgage Association, Ser. 2001-53, PT, 5.50%, 01/20/31..........                    1,386,019     1,391,383
                                                                                                                        -----------
 TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,769,704) .................................................................     4,822,118
                                                                                                                        -----------
U.S. AGENCY OBLIGATIONS -- 24.1%
 FEDERAL HOME LOAN BANKS NOTES -- 2.4%
   Federal Home Loan Banks Notes, 2.44%, 03/09/09.......................................                    1,125,000     1,087,616
   Federal Home Loan Banks Notes, 5.75%, 05/15/12.......................................                    1,500,000     1,643,553
                                                                                                                        -----------
                                                                                                                          2,731,169
                                                                                                                        -----------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 9.6%
   Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08........................                    3,000,000     3,110,577
   Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09........................                    1,000,000     1,010,931
   Federal Home Loan Mortgage Corporation Notes, 6.63%, 09/15/09........................                    2,800,000     3,082,719
   Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10........................                    2,000,000     2,263,582
   Federal Home Loan Mortgage Corporation Notes, 5.00%, 07/15/14........................                    1,200,000     1,265,797
                                                                                                                        -----------
                                                                                                                         10,733,606
                                                                                                                        -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Short/Intermediate Bond Series
--------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================



                                                                                           Moody's/S&P    Principal        Value
                                                                                            Ratings(1)      Amount       (Note 2)
                                                                                           -----------    ----------   ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 12.1%
   Federal National Mortgage Association Notes, 5.25%, 06/15/06........................                   $  825,000   $    836,339
   Federal National Mortgage Association Notes, 3.25%, 11/15/07........................                      500,000        493,356
   Federal National Mortgage Association Notes, 5.75%, 02/15/08........................                      850,000        889,868
   Federal National Mortgage Association Notes, 6.00%, 05/15/08........................                    3,750,000      3,963,918
   Federal National Mortgage Association Notes, 6.63%, 09/15/09........................                    2,500,000      2,754,893
   Federal National Mortgage Association Notes, 5.50%, 03/15/11........................                      750,000        804,487
   Federal National Mortgage Association Notes, 5.38%, 11/15/11........................                    3,500,000      3,750,880
                                                                                                                       ------------
                                                                                                                         13,493,741
                                                                                                                       ------------
 TOTAL U.S. AGENCY OBLIGATIONS (Cost $26,141,111)......................................                                  26,958,516
                                                                                                                       ------------
U.S. TREASURY OBLIGATIONS -- 13.9%
 U.S. TREASURY BONDS -- 0.7%
   U.S. Treasury Bonds, 10.38%, 11/15/12...............................................                      400,000        460,078
   U.S. Treasury Bonds, 6.25%, 05/15/30(a).............................................                      250,000        325,635
                                                                                                                       ------------
                                                                                                                            785,713
                                                                                                                       ------------
 U.S. TREASURY NOTES -- 13.2%
   U.S. Treasury Notes, 7.00%, 07/15/06................................................                      600,000        620,789
   U.S. Treasury Notes, 6.50%, 10/15/06................................................                    3,000,000      3,108,866
   U.S. Treasury Notes, 3.50%, 11/15/06................................................                      780,000        779,116
   U.S. Treasury Notes, 3.13%, 05/15/07(a).............................................                      500,000        495,274
   U.S. Treasury Notes, 6.13%, 08/15/07(a).............................................                      250,000        262,559
   U.S. Treasury Notes, 4.00%, 06/15/09................................................                    1,875,000      1,895,214
   U.S. Treasury Notes, 3.50%, 11/15/09(a).............................................                    2,000,000      1,982,422
   U.S. Treasury Notes, 5.00%, 08/15/11(a).............................................                      750,000        799,600
   U.S. Treasury Notes, 4.88%, 02/15/12................................................                      300,000        318,609
   U.S. Treasury Notes, 4.00%, 11/15/12................................................                    1,750,000      1,769,619
   U.S. Treasury Notes, 4.25%, 08/15/13(a).............................................                      750,000        768,750
   U.S. Treasury Notes, 4.25%, 11/15/13(a).............................................                    1,125,000      1,152,466
   U.S. Treasury Notes, 4.25%, 11/15/14(a).............................................                      750,000        767,608
                                                                                                                       ------------
                                                                                                                         14,720,892
                                                                                                                       ------------
 TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,271,656) ................................................................     15,506,605
                                                                                                                       ------------
COMMERCIAL PAPER -- 3.8%
   American General Finance, 3.30%, 07/01/05...........................................      A-1, P-1      4,188,334      4,188,334
                                                                                                                       ------------
 TOTAL COMMERCIAL PAPER (Cost $4,188,334) ..........................................................................      4,188,334
                                                                                                                       ------------
TOTAL INVESTMENTS -- 100.0% (Cost $109,090,676)(2)..................................................................   $111,669,989
                                                                                                                       ============


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Short/Intermediate Bond Series
--------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================



                                                        Principal        Value
                                                      Amount/Shares    (Note 2)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR
  LOANED SECURITIES
 INSTITUTIONAL MONEY MARKET TRUST
   BlackRock Institutional Money Market Trust.....      3,764,807     $3,764,807
                                                                      ----------
  TOTAL INSTITUTIONAL MONEY MARKET TRUST .........                     3,764,807
                                                                      ----------
 MASTER NOTE
   Merrill Lynch & Co., Inc., 3.54%, 07/01/05.....      2,415,648      2,415,648
                                                                      ----------
  TOTAL MASTER NOTE ..............................                     2,415,648
                                                                      ----------
 TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL
  FOR LOANED SECURITIES
   (Cost $6,180,455)+(3)..........................                    $6,180,455
                                                                      ==========

---------------

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+ The cost for federal income tax purposes. At June 30, 2005, net unrealized appreciation was $2,579,313. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $3,107,224, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $527,911.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated, security is considered liquid.
(1) Ratings shown are not audited.
(2) At June 30, 2005, the market value of the securities on loan for the Short/ Intermediate Bond Series was $6,058,370.
(3) The investments held as collateral on loaned securities represented 5.5% of the net assets of the Short/Intermediate Bond Series.
(a) Security partially or fully on loan (see Note 4).
(b) Step coupon bond.






    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005


                                                                       Short/
                                                                    Intermediate
                                                                     Bond Series
                                                                    ------------
ASSETS:
Investment in securities, at value* .............................   $111,669,989
Securities lending collateral ...................................      6,180,455
Receivable for contributions ....................................          6,988
Interest receivable .............................................      1,295,610
                                                                    ------------
Total assets ....................................................    119,153,042
                                                                    ------------
LIABILITIES:
Obligation to return securities lending collateral ..............      6,180,455
Payable for securities purchased ................................        618,237
Payable for withdrawals .........................................      2,739,423
Accrued advisory fee ............................................         32,078
Other accrued expenses ..........................................         28,752
                                                                    ------------
Total liabilities ...............................................      9,598,945
                                                                    ------------
NET ASSETS ......................................................   $109,554,097
                                                                    ============
----------
* Investments at cost ...........................................   $109,090,676




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENT OF OPERATIONS
For the Fiscal Year Ended June 30, 2005


                                                                       Short/
                                                                    Intermediate
                                                                     Bond Series
                                                                    ------------
INVESTMENT INCOME:
 Interest .......................................................    $6,385,913
 Securities lending income ......................................        28,040
                                                                     ----------
   Total investment income ......................................     6,413,953
                                                                     ----------
EXPENSES:
 Advisory fees ..................................................       532,396
 Administration and accounting fees .............................       132,172
 Custody fees ...................................................        31,176
 Trustees' fees .................................................         4,773
 Compliance services ............................................         7,086
 Professional fees ..............................................        49,976
 Other ..........................................................         9,030
                                                                     ----------
   Total expenses ...............................................       766,609
                                                                     ----------
 Net investment income ..........................................     5,647,344
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments ...............................       525,699
 Net change in unrealized appreciation (depreciation) on
  investments....................................................     1,354,814
                                                                     ----------
 Net gain on investments ........................................     1,880,513
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    $7,527,857
                                                                     ==========




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


                                                        Short/Intermediate
                                                          Bond Portfolio
                                                     For the Fiscal Year Ended
                                                   -----------------------------
                                                   June 30, 2005   June 30, 2004
                                                   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ........................    $   5,647,344    $  7,020,241
 Net realized gain on investments .............          525,699         995,104
 Net change in unrealized appreciation
   (depreciation) on investments...............        1,354,814      (8,388,832)
                                                   -------------    ------------
Net increase (decrease) in net assets
  resulting from operations....................        7,527,857        (373,487)
                                                   -------------    ------------
Transactions in beneficial interest:
 Contributions ................................       39,104,615      38,082,203
 Withdrawals ..................................     (126,512,491)    (34,933,674)
                                                   -------------    ------------
Net increase (decrease) in net assets from
  transactions in beneficial interest..........      (87,407,876)      3,148,529
                                                   -------------    ------------
Total increase (decrease) in net assets .......      (79,880,019)      2,775,042
                                                   -------------    ------------
NET ASSETS:
 Beginning of period ..........................      189,434,116     186,659,074
                                                   -------------    ------------
 End of period ................................    $ 109,554,097    $189,434,116
                                                   =============    ============






    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE TRUST. Short/Intermediate Bond Series (the "Series") is a series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

   As described in Note 8, effective July 1, 2005, the Series ceased operations.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Current market prices are generally not available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Series. To determine the value of those securities, the Series may use a pricing service that take into account not only developments related to the specific securities, but also transactions in comparable securities. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

   Federal Income Taxes. The Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Other. Investment security transactions are accounted for on a trade date basis. The Series uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are recorded as an adjustment to interest income. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to the Series. For it services, RSMC receives a fee at an annual rate of 0.35% of the Series' first $1 billion of average daily net assets; 0.30% of the Series' next $1 billion of average daily net assets; and 0.25% of the Series' average daily net assets in excess of $2 billion.

   Effective November 19, 2004, RSMC provides compliance services to the Series pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of the Series' average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statement of operations.

   Prior to September 30, 2004, RSMC provided administrative and accounting services to the Series. For the period July 1, 2004 to September 30, 2004, RSMC was paid $43,725 by the Series for these services.

   Wilmington Trust Company, an affiliate of RSMC, serves as custodian and PFPC Trust Company serves as sub-custodian to the Series.

4. SECURITIES LENDING AGREEMENT. The Series may lend its securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Series and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Series and, as such, the Series is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Series. The Series records securities lending income net of such allocations.

   In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Series, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

5. INVESTMENT SECURITIES TRANSACTIONS. During the fiscal year ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) by the Series were as follows:


  Purchases.......................................................    $ 46,740,151
  Sales...........................................................     115,603,869

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================




6. FINANCIAL HIGHLIGHTS



                                                                                               For the Fiscal Years Ended June 30,
                                                                                              -------------------------------------
                                                                                              2005    2004     2003    2002    2001
                                                                                              ----   -----    -----    ----   -----
  SHORT/INTERMEDIATE BOND SERIES
   Total Return...........................................................................    4.72%  10.82%   10.82%   7.21%  10.26%
   Ratios to Average Net Assets:
    Expenses..............................................................................    0.50%   0.49%    0.49%   0.49%   0.50%
    Net investment income.................................................................    3.73%   4.25%    4.25%   5.00%   5.92%
   Portfolio Turnover Rate................................................................      33%     82%      82%    136%     88%


7. CONTRACTUAL OBLIGATIONS. The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

8. SUBSEQUENT EVENT. Effective July 1, 2005, the Series distributed all of its assets and liabilities to its investors in a tax-free, in-kind distribution and ceased operations.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Short/Intermediate Bond Series (the "Series") (a series of WT Investment Trust I) as of June 30, 2005, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Short/Intermediate Bond Series at June 30, 2005, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                                       Ernst & Young LLP



Philadelphia, Pennsylvania
August 12, 2005

WT MUTUAL FUND AND WT INVESTMENT TRUST I
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES



                                                                                                      Number of
                                                                                                    Portfolios in
                                                                                Principal               Fund             Other
                             Position(s)         Term of Office               Occupation(s)            Complex       Directorships
                              Held with           and Length of                During Past           Overseen by        Held by
Name, Address and Age        Fund Complex          Time Served                 Five Years              Trustee          Trustee
---------------------        ------------   ------------------------    ------------------------    -------------   --------------
ROBERT J. CHRISTIAN(1)        Trustee,       Shall serve until death,    Executive Vice                   48         Wilmington
Date of Birth: 2/49           President,     resignation or removal.     President and                               Low Volatility
                              Chief          Trustee, President and      Chief Investment                            Fund of Funds
                              Executive      Chairman of the Board       Officer of Wilmington                       (Closed-End
                              Officer and    since October 1998.         Trust Company since                         Registered
                              Chairman of                                February 1996; President                    Investment
                              the Board                                  of Rodney Square                            Company).
                                                                         Management Corporation
                                                                         ("RSMC") from 1996
                                                                         to 2005; Vice President
                                                                         of RSMC since 2005.

FRED FILOON(2)                Trustee        Shall serve until           Senior Vice President,           48         None
520 Madison Avenue                           death, resignation or       Principal of Cramer
New York, NY 10022                           removal. Trustee            Rosenthal McGlynn, LLC
Date of Birth: 3/42                          since November 2004.        since 1991.

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

(2) Mr. Filoon is an "interested" Trustee by reason of his position as Senior Vice President to Cramer Rosenthal McGlynn, LLC, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================




                                                                                                    Number of
                                                                                                  Portfolios in
                                                                              Principal               Fund              Other
                           Position(s)         Term of Office               Occupation(s)            Complex        Directorships
                            Held with           and Length of                During Past           Overseen by         Held by
Name, Address and Age      Fund Complex          Time Served                 Five Years              Trustee           Trustee
---------------------      ------------   ------------------------    ------------------------    -------------   -----------------
INDEPENDENT TRUSTEES
ROBERT H. ARNOLD           Trustee        Shall serve until death,    Founder and                      48         First Potomac
Date of Birth: 3/44                       resignation or removal.     co-manages,                                 Realty Trust
                                          Trustee since May           R. H. Arnold & Co.,                         (real estate
                                          1997.                       Inc. (investment                            investment
                                                                      banking company)                            trust)
                                                                      since 1989.

DR. ERIC BRUCKER           Trustee        Shall serve until death,    Professor                        48         Wilmington
Date of Birth: 12/41                      resignation or removal.     of Economics                                Low Volatility
                                          Trustee since October       Widener University                          Fund of Funds
                                          1999.                       since July 2004;                            (Closed-End
                                                                      Formally, Dean,                             Registered
                                                                      School of Business                          Investment
                                                                      Administration of                           Company).
                                                                      Widener University
                                                                      from 2001 to 2004;
                                                                      Prior to that, Dean,
                                                                      College of Business,
                                                                      Public Policy and
                                                                      Health at the University
                                                                      of Maine from September
                                                                      1998 to June 2001.

NICHOLAS A. GIORDANO       Trustee        Shall serve until death,    Consultant, financial            48         Wilmington
Date of Birth: 3/43                       resignation or removal.     services organizations                      Low Volatility
                                          Trustee since October       from 1997 to present;                       Fund of Funds
                                          1998.                       Interim President,                          (Closed-end
                                                                      LaSalle University                          Registered
                                                                      from 1998 to 1999.                          Investment
                                                                                                                  Company);
                                                                                                                  Kalmar Pooled
                                                                                                                  Investment Trust;
                                                                                                                  Independence
                                                                                                                  Blue Cross;
                                                                                                                  IntriCon
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  furnaces and
                                                                                                                  ovens).

LOUIS KLEIN, JR.           Trustee        Shall serve until death,    Self-employed                    48         WHX
Date of Birth: 5/35                       resignation or removal.     financial consultant                        Corporation
                                          Trustee since October       since 1991.                                 (industrial
                                          1999.                                                                   manufacturer);
                                                                                                                  CRM Mutual
                                                                                                                  Fund Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================


INDEPENDENT TRUSTEES


                                                                                                      Number of
                                                                                                    Portfolios in
                                                                                 Principal              Fund             Other
                              Position(s)          Term of Office              Occupation(s)           Complex       Directorships
                               Held with            and Length of               During Past          Overseen by        Held by
Name, Address and Age        Fund Complex            Time Served                Five Years             Trustee          Trustee
---------------------       ---------------   ------------------------    ----------------------    -------------   --------------
CLEMENT C. MOORE, II         Trustee           Shall serve until death,    Managing Partner,              48         CRM Mutual
Date of Birth: 9/44                            resignation or removal.     Mariemont Holdings,                       Fund Trust.
                                               Trustee since October       LLC, (real estate
                                               1999.                       holding and
                                                                           development company)
                                                                           since 1980.

JOHN J. QUINDLEN             Trustee           Shall serve until death,    Retired since 1993.            48         None
Date of Birth: 5/32                            resignation or removal.
                                               Trustee since October
                                               1999.
MARK A. SARGENT              Trustee           Shall serve until death,    Dean and Professor of          48         Wilmington
Date of Birth: 4/51                            resignation or removal.     Law, Villanova                            Low Volatility
                                               Trustee since               University School of                      Fund of Funds
                                               November 2001.              Law since July 1997.                      (Closed-end
                                                                                                                     Registered
                                                                                                                     Investment
                                                                                                                     Company).

ERIC K. CHEUNG               Chief Financial   Shall serve at the          Vice President,                N/A              N/A
1100 North Market Street     Officer, Vice     pleasure of the Board       Wilmington Trust
Wilmington, DE 19890         President and     and until successor is      Company Since 1986;
Date of Birth: 12/54         Treasurer         elected and qualified.      and Vice President and
                                               Officer since October       Director of Rodney
                                               1998.                       Square Management
                                                                           Corporation since
                                                                           2001.

JOSEPH M. FAHEY, JR.         Vice President    Shall serve at the          Vice President, Rodney         N/A              N/A
1100 North Market Street                       pleasure of the Board       Square Management
Wilmington, DE 19890                           and until successor is      Corporation since
Date of Birth: 1/57                            elected and qualified.      1992.
                                               Officer since November
                                               1999.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================


EXECUTIVE OFFICERS


                                                                                                        Number of
                                                                                                      Portfolios in
                                                                               Principal                  Fund            Other
                          Position(s)          Term of Office                Occupation(s)               Complex      Directorships
                           Held with           and Length of                  During Past              Overseen by       Held by
Name, Address and Age     Fund Complex          Time Served                    Five Years                Trustee         Trustee
---------------------    --------------   -----------------------    -----------------------------    -------------   -------------
CHARLOTTA NILSSON        Secretary        Shall serve at the         Mutual Fund Regulatory                N/A             N/A
1100 North Market                         pleasure of the Board      Administrator, Wilmington
Street                                    and until successor is     Trust Company since 2003.
Wilmington, DE 19890                      elected and qualified.     From 2001 to 2003
Date of Birth: 9/70                       Officer since February     Regulatory Administrator,
                                          2003.                      PFPC, Inc.

WILLIAM P. RICHARDS,     Vice President   Shall serve at the         Managing Director,                    N/A             N/A
JR.                                       pleasure of the Board      Roxbury Capital
100 Wilshire                              and until successor is     Management LLC
Boulevard                                 elected and qualified.     since 1998.
Suite 1000                                Officer since November
Santa Monica, CA                          2004.
90401
Date of Birth: 11/36

ANNA M. BENCROWSKY       Chief            Shall serve at the         VIce President/                       N/A             N/A
1100 North Market        Compliance       pleasure of the Board      Chief Compliance
Street                   Officer          and until successor is     Officer, Rodney Square
Wilmington, DE 19890                      elected and qualified.     Management Corporation
Date of Birth: 5/51                       Officer since September    since 2004; Vice President
                                          2004.                      and Chief Compliance
                                                                     Officer, 1838 Investment
                                                                     Advisors, LP From 1998
                                                                     to 2004; Vice President,
                                                                     Secretary, and Treasurer,
                                                                     1838 Investment Advisors
                                                                     Funds from 1995 to 2004;
                                                                     Vice President and Secretary,
                                                                     1838 Bond--Debenture
                                                                     Trading Fund from
                                                                     1982 to 2004.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolios is available, without charge and upon request, on the SEC's website at http:// www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.

                                    TRUSTEES

                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                                  Fred Filoon
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                                Mark A. Sargent
                           ---------------------------

                                    OFFICERS

                        Robert J. Christian, President/
                            Chief Executive Officer
                          Eric Cheung, Vice President/
                       Chief Financial Officer/Treasurer
                      Joseph M. Fahey, Jr., Vice President
                          Charlotta Nilsson, Secretary
                  Anna M. Bencrowsky, Chief Compliance Officer
                    William P. Richards, Jr., Vice President
                           ---------------------------


                               INVESTMENT ADVISER

                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                           ---------------------------


                                   CUSTODIAN

                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                           ---------------------------


                                TRANSFER AGENT,
                               ADMINISTRATOR AND
                                ACCOUNTING AGENT

                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                           ---------------------------






This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Fixed Income Portfolios.


WFIPINV-ANN-06/05

                                                                     WILMINGTON

                                                                          FUNDS






 Short/Intermediate Bond Portfolio

 Investor Shares




































                                     ANNUAL
                                 June 30, 2005

THE ROXBURY FUNDS
-----------------
 LETTER TO SHAREHOLDERS
================================================================================


DEAR SHAREHOLDER:

   The financial markets performed reasonably well over the past year, with small- and mid-cap stocks continuing to lead the way. As always, the markets remain caught between the often tumultuous and competing struggles of optimism and pessimism. The pessimists talk loudly about such issues as the price of oil, rising interest rates, and the shift in global dominance away from the West and toward the East (especially India and China). The optimists note that the economy continues to grow at a steady, yet measured pace, while corporate earnings remain healthy and the market overall seems fairly priced.

   We tend to believe that "the future for investors is bright," which happens to be the opening line of the new book, The Future for Investors, by Wharton School professor of finance Jeremy Siegel. Dr. Siegel conducted in-depth research on all companies ever included in the Standard & Poor's 500 Index over the last 50 years. His goal was to uncover the unique attributes of the relatively small number of stocks that actually did better than the overall market during this time. While Dr. Siegel's work focused on larger stocks, he found that these same attributes apply to small- and mid-caps as well.

   His conclusion? The top-performing companies had dominant brands, unique niches, and compelling valuations given their growth prospects.

   Those are precisely the characteristics we look for on behalf of The Roxbury Funds, and have since our firm's founding. It's a proven approach that our portfolio management team adheres to like never before, and it's one we apply across all of our various strategies.

   Although it wouldn't be surprising to see continued volatility in the markets given the many real concerns facing our world today, it's important to remember that serious issues have always plagued investors. Still, keep in mind that despite two world wars, a cold war, a presidential resignation, numerous recessions, and sky-high interest rates, equities have consistently provided excellent returns over every extended time period during the past century.

   That's why we're such big believers that the future for investors indeed is bright.

   The following pages contain further discussion about the performance of The Roxbury Mid Cap and Small Cap Growth Funds over the past year. We hope you'll take the time to review this information, and invite you to contact us with any questions.

   In the meantime, thank you for your continued trust and for the opportunity to serve your investment needs.

THE ROXBURY FUNDS
-----------------
 LETTER TO SHAREHOLDERS -- continued
================================================================================




            With warm regards,



            /s/ Brian C. Beh                      /s/ Robert J. Christian
            ---------------------------------     ------------------------
            Brian C. Beh                          Robert J. Christian
            President/Chief Operating Officer     President
            Roxbury Capital Management, LLC       WT Mutual Fund

July 29, 2005

The above comments reflect the investment adviser's views generally regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

THE ROXBURY FUNDS
-----------------
 MANAGEMENT DISCUSSION OF FUND PERFORMANCE
================================================================================



ROXBURY SMALL CAP GROWTH FUND

   On the heels of an exceptional year for the market, small-cap stocks took a bit of a breather over the past 12 months. This came as investors began turning their attention to higher interest rates, increased commodity prices, fears of inflation, and signs of a slowing economy. While volatility in both directions persisted throughout the period, in the end The Roxbury Small Cap Growth Fund Institutional Shares returned 1.53% for the twelve-months ended June 30, 2005. By comparison, the Russell 2000 Growth Index rose 4.29% during that same time.

   Despite excellent stock selection in a number of sectors, the Fund's underperformance relative to its benchmark had everything to do with what we didn't own during the second half of 2004. During this time, by far the strongest stocks were in the energy and commodity areas. Such companies generally have low price/earnings ratios and weak levels of growth. Given our minimum 15% growth hurdle, most of these companies didn't come close to making our stringent cut for inclusion in the portfolio. Indeed, energy was by the far best performing sector in the Russell 2000 Growth Index, rising 51% during the year, as the spot price for oil jumped from $40 to $56 a barrel.

   Because commodity prices are difficult to predict with any degree of accuracy, we don't focus on businesses of a commodity-like nature. Instead, we're much more comfortable identifying companies capable of generating sustainable growth of 15% or more. We believe these companies, which are typically traditional growth stocks, should outperform going forward.

   Among our standout holdings during the year was SigmaTel, which more than doubled. The company makes MP3 chips and exceeded expectations following strong sales of MP3s during the holiday season. We took profits and sold the stock, after becoming concerned about valuation. Komag also performed well. This company has about a 40% share of the market for disk drive media. Because drives are being used in more applications, from DVRs for cable boxes to iPods, suppliers haven't been able to keep up with the demand. In the industrial space, Overnite Transportation Company performed extremely well, after receiving a takeover offer from UPS. Likewise, Vicuron Pharmaceuticals propelled ahead after agreeing to be acquired by Pfizer in June.

   On the negative side, Possis Medical was a disappointing performer. Shares of this medical device maker fell after a study on one of the company's products came out with worse than expected results. Cray, a big winner for us in the past, also disappointed after pushing out development timelines on some high ticket computer items. Both companies have since been sold from the portfolio.

   Looking ahead, it seems that commodity concerns have eased, while market sentiment remains neutral. We believe investors will start paying up for companies with solid earnings growth, such as those in the Fund, leading to higher prices in the coming months.

Very truly yours,


/s/ Steven Marshman                     /s/ Robert Marvin                       /s/ Brian Smoluch
-------------------------               -------------------------               -------------------------
Steven Marshman, CFA                    Robert Marvin, CFA, CPA                 Brian Smoluch, CFA
Portfolio Manager/Analyst               Portfolio Manager/Analyst               Portfolio Manager/Analyst

THE ROXBURY FUNDS
-----------------
 MANAGEMENT DISCUSSION OF FUND PERFORMANCE -- continued
================================================================================




   As of June 30, 2005, the top 10 holdings of the Fund, which represented approximately 18.3% of total investments, were:

                                                      Percent of                                                      Percent of
10 Largest Holdings                               Total Investments            10 Largest Holdings                 Total Investments
-------------------                               -----------------    -----------------------------------         -----------------
Laureate Education, Inc.........................        2.2%           United Surgical Partners International, Inc.       1.8%
Alliance Data Systems Corp......................        2.1%           Amedisys, Inc. .............................       1.7%
Neurocrine Biosciences, Inc.....................        1.9%           Affiliated Managers Group, Inc. ............       1.7%
Werner Enterprises, Inc.........................        1.9%           Electronics for Imaging, Inc. ..............       1.6%
Standard Pacific Corp...........................        1.8%           Overnite Corp. .............................       1.6%


   The following graph compares the performance of the Roxbury Small Cap Growth Fund Institutional Shares and the Russell 2000 Growth Index since the Fund's commencement of operations on January 2, 2003 through June 30, 2005.*

                               [GRAPHIC OMITTED]

          Roxbury Small Cap Growth
          Fund Institutional Shares             Russell 200 Growth Index
          -------------------------             ------------------------
1/2/03            $10,000                               $10,000.00
6/30/03           $12,760                               $11,933.32
6/30/04           $17,184                               $15,698.02
6/30/05           $17,447                               $16,370.87



      -------------------------------------------------------------------
      -^- Roxbury Small Cap Growth          -o- Russell 200 Growth Index
          Fund Institutional Shares
      -------------------------------------------------------------------


--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------

                                                                  Since
                                                       1 Year    Inception
                                                       -------  ----------
   Roxbury Small Cap Growth Fund Institutional Shares   1.53%    25.04%(1)
   Roxbury Small Cap Growth Fund Investor Shares         N/A      9.60%(2)
   Russell 2000 Growth Index                            4.29%    21.79%(1)
--------------------------------------------------------------------------------

THE ROXBURY FUNDS
-----------------
 MANAGEMENT DISCUSSION OF FUND PERFORMANCE -- continued
================================================================================

---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 497-2960.

(1) For the period January 2, 2003 through June 30, 2005.

(2) For the period September 30, 2004 through June 30, 2005.

     An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested.

     The values shown reflect a hypothetical investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

     The performance in the table and graph does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Distributed by Professional Funds Distributor, LLC.

THE ROXBURY FUNDS
-----------------
 MANAGEMENT DISCUSSION OF FUND PERFORMANCE -- continued
================================================================================


ROXBURY MID CAP FUND

   The market environment over the last twelve months has been somewhat volatile. Since declining last summer, stocks have been steadily climbing a wall of worry. The "worries" haven't changed, but continue to make news headlines and test investors' resolve. A week doesn't pass without hearing of higher oil prices, higher short-term interest rates, the housing bubble, or the war on terrorism. While no less important, what seems to get less news coverage is the underlying strength of the U.S. economy in the face of these challenges and the continued rise in corporate earnings.

   Over the past year, large-cap companies in the S&P 500 Index have experienced earnings growth in the mid-teens range, and should continue to enjoy high single-digit earnings growth over the next year. The average mid-cap company, as measured by the Russell Midcap Index, has also grown its earnings at a double-digit pace, a trend that's likely to persist over the next year. Despite a growth rate that is 5 percentage points greater than large-cap companies, mid-caps trade for only 1 multiple point higher on forward earnings. As a result, mid-caps still appear to be an attractive investment choice.

   Stocks drifted up over the past year due primarily to higher corporate earnings. As of June 30, 2005, the Roxbury Mid Cap Fund Investor Shares (formerly Class A Shares) returned 8.75% for the last twelve months, compared to 10.86% for the Russell Midcap Growth Index.

   While market performance was broader in the latter half of 2004, the market has been primarily focused on energy, utilities, and more defensive securities so far this year. Growth stocks have been under pressure, especially technology and financial service companies. Strength in the Fund's homebuilding, retail, and restaurant stocks was solid over the past year. Energy stocks performed well, as did our healthcare investments. On the weaker side, a flattening interest rate yield curve has pressured our investments in banks and investment services. Additionally, some of our technology holdings were disappointing due to poor business execution. We have sold these under-performing businesses and reinvested in what we believe are more attractive opportunities.

   The market environment is likely to be challenging as the uncertain news headlines remain at the forefront. We have considered these risks to our investment strategy and the potential impact on the Fund, and are satisfied that the Fund's portfolio of companies should weather the storm well. We continue to believe that investing in a portfolio of high-quality, profitable, growing companies, which trade at attractive valuations, is a winning long-term strategy.

Very truly yours,


/s/ Alfred J. Lockwood
-----------------------------
Alfred J. Lockwood, CPA, CFA
Co-CIO and Managing Director
Portfolio Manager/Analyst

THE ROXBURY FUNDS
-----------------
 MANAGEMENT DISCUSSION OF FUND PERFORMANCE -- continued
================================================================================




   As of June 30, 2005, the top 10 holdings of the Fund, which represented approximately 29.3% of total investments, were:


                                                      Percent of                                                     Percent of
10 Largest Holdings                                 Total Investments              10 Largest Holdings            Total Investments
-------------------                                 -----------------       -----------------------------------   -----------------
CB Richard Ellis Group, Inc.....................          3.8%             Kinetic Concepts, Inc. .............          2.9%
Alliance Data Systems Corp......................          3.2%             GlobalSantaFe Corp. ................          2.6%
Investors Financial Service Corp................          3.1%             The Cooper Companies, Inc. .........          2.6%
Ross Stores, Inc................................          3.1%             Community Health Systems ...........          2.5%
North Fork Bancorporation, Inc..................          3.0%             Tractor Supply Co. .................          2.5%


   The following graph compares the performance of the Roxbury Mid Cap Fund Investor Shares and the Russell Midcap Growth Index since the Fund's commencement of operations on December 14, 2000 through June 30, 2005.*


                               [GRAPHIC OMITTED]


              Roxbury Mid Cap Fund               Russell Midcap
              Investor Shares                    Growth Index
              --------------------               --------------
12/14/2000         $10,000                         $10,000.00
 6/30/2001         $11,100                         $ 8,703.72
 6/30/2002         $ 8,789                         $ 6,411.57
 6/30/2003         $ 8,626                         $ 6,882.72
 6/30/2004         $10,946                         $ 8,763.62
 6/30/2005         $11,903                         $ 9,715.69

      -------------------------------------------------------------------
      -^- Roxbury Mid Cap Fund           -o- Russell Midcap
          Investor Shares                    Growth Index
      -------------------------------------------------------------------


--------------------------------------------------------------------------------
                          Average Annual Total Return
--------------------------------------------------------------------------------

                                                                  Since
                                                       1 Year    Inception
                                                       -------  ----------
   Roxbury Mid Cap Fund Investor Shares                 8.75%     3.91%(1)
   Roxbury Mid Cap Fund Institutional Shares              N/A      1.57%(2)
   Russell Midcap Growth Index                         10.86%    (0.64)%(1)
--------------------------------------------------------------------------------

THE ROXBURY FUNDS
-----------------
 MANAGEMENT DISCUSSION OF FUND PERFORMANCE -- continued
================================================================================



---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 497-2960.

(1) For the period December 14, 2000 through June 30, 2005.

(2) For the period February 8, 2005 through June 30, 2005.

    An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested.

    The values shown reflect a hypothetical investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

    The performance in the table and graph does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Distributed by Professional Funds Distributor, LLC.

THE ROXBURY FUNDS
-----------------
 EXPENSE DISCLOSURE
================================================================================



                          DISCLOSURE OF FUND EXPENSES

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     o ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

EXPENSE TABLE


                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     1/01/05      6/30/05      Ratio(1)     Period*
                                                                                    ---------    ---------    ----------   --------
Roxbury Small Cap Growth Fund -- Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $  974.30      1.34%        $6.56
Hypothetical 5% Return ..........................................................   $1,000.00    $1,018.15      1.34%        $6.71

Roxbury Small Cap Growth Fund -- Investor Shares
Actual Fund Return ..............................................................   $1,000.00    $  972.50      1.58%        $7.73
Hypothetical 5% Return ..........................................................   $1,000.00    $1,016.96      1.58%        $7.90

Roxbury Mid Cap Fund -- Institutional Shares(2)
Actual Fund Return ..............................................................   $1,000.00    $1,015.70      1.30%        $6.50
Hypothetical 5% Return ..........................................................   $1,000.00    $1,018.35      1.30%        $6.51

Roxbury Mid Cap Fund -- Investor Shares
Actual Fund Return ..............................................................   $1,000.00    $1,024.60      1.55%        $7.78
Hypothetical 5% Return ..........................................................   $1,000.00    $1,017.11      1.55%        $7.75

THE ROXBURY FUNDS
-----------------
 EXPENSE DISCLOSURE -- continued
================================================================================




---------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(1) During the period presented, the Roxbury Small Cap Growth Fund and the Roxbury Mid Cap Fund each operated as a feeder fund in a master-feeder structure and invested 100% of its investable assets in a corresponding series of WT Investment Trust I. The "Annualized Expense Ratio" includes expenses allocated from the respective series. Effective July 1, 2005, the Funds no longer operate in a master-feeder structure. Had this change in structure been in place as of January 1, 2005, the Funds' expense analysis would have been as follows:

                                                                                Beginning     Ending                   Expenses
                                                                                 Account      Account    Annualized      Paid
                                                                                  Value        Value       Expense      During
                                                                                 1/01/05      6/30/05       Ratio       Period
                                                                                ---------    ---------   ----------    --------
    Roxbury Small Cap Growth Fund -- Institutional Shares
    Actual Fund Return ......................................................   $1,000.00    $  974.75      1.31%       $6.41
    Hypothetical 5% Return ..................................................   $1,000.00    $1,018.30      1.31%       $6.56

    Roxbury Small Cap Growth Fund -- Investor Shares
    Actual Fund Return ......................................................   $1,000.00    $  972.65      1.55%       $7.58
    Hypothetical 5% Return ..................................................   $1,000.00    $1,017.26      1.55%       $7.75

   The change in structure did not affect the expenses of the Roxbury Mid Cap Fund's Investor or Institutional Shares, which reflect the contractual expense limitation by the advisor.

(2) The Roxbury Mid Cap Fund's Institutional Shares commenced operations on February 9, 2005. For purposes of this analysis, the Institutional Shares annualized expense ratio was applied to the period January 1, 2005 through June 30, 2005. However, the ending account value for the "Actual Fund Return" reflects the performance since inception and has not been annualized.

THE ROXBURY FUNDS
-----------------
 DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================




PORTFOLIO HOLDINGS
JUNE 30, 2005

As of June 30, 2005, 100% of the Roxbury Small Cap Growth and Roxbury Mid Cap Funds were invested in a corresponding series of WT Investment Trust I. The following tables present a summary of the portfolio holdings of each of the corresponding series of WT Investment Trust I as a percent of their total investments.

SMALL CAP GROWTH SERIES

Common stocks
 Consumer Discretionary ...............................................    16.4%
 Consumer Staples .....................................................     1.0%
 Energy ...............................................................     6.2%
 Financials ...........................................................     7.7%
 Health Care ..........................................................    18.7%
 Industrials ..........................................................    17.6%
 Information Technology ...............................................    26.8%
 Materials ............................................................     1.4%
 Telecommunication Services ...........................................     1.0%
Short-Term Investments ................................................     3.2%
                                                                          ------
                                                                          100.0%
                                                                          ======

MID CAP SERIES

Common stocks
 Consumer Discretionary ...............................................    27.4%
 Energy ...............................................................     7.3%
 Financials ...........................................................    16.5%
 Health Care ..........................................................    24.1%
 Industrials ..........................................................     5.4%
 Information Technology ...............................................    14.6%
 Telecommunication Services ...........................................     2.3%
Short-Term Investments ................................................     2.4%
                                                                          ------
                                                                          100.0%
                                                                          ======

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

THE ROXBURY FUNDS
-----------------
 FINANCIAL STATEMENTS
================================================================================



STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005

                                                      Small Cap
                                                        Growth        Mid Cap
                                                         Fund         Fund(1)
                                                     ------------   -----------
ASSETS:
Investment in Series, at value ...................   $147,929,520   $12,770,096
Receivable for Fund shares sold ..................     10,011,354         3,503
Receivable for investment in Series withdrawn ....        280,673        70,000
Receivable from adviser ..........................             --        13,030
Other assets .....................................          8,362           770
                                                     ------------   -----------
Total assets .....................................    158,229,909    12,857,399
                                                     ------------   -----------
LIABILITIES:
Payable for Fund shares redeemed .................        280,673        70,000
Payable for investment in Series .................     10,011,354         3,503
Accrued expenses .................................         25,662        16,090
                                                     ------------   -----------
Total liabilities ................................     10,317,689        89,593
                                                     ------------   -----------
NET ASSETS .......................................   $147,912,220   $12,767,806
                                                     ============   ===========
NET ASSETS CONSIST OF:
Paid-in capital ..................................   $140,055,544   $11,041,145
Accumulated net realized loss on investments .....     (6,313,694)       (8,844)
Net unrealized appreciation of investments .......     14,170,370     1,735,505
                                                     ------------   -----------
NET ASSETS .......................................   $147,912,220   $12,767,806
                                                     ============   ===========
NET ASSETS BY SHARE CLASS:
 Institutional Shares ............................   $147,906,740   $ 1,078,612
 Investor Shares .................................          5,480    11,689,194
                                                     ------------   -----------
                                                     $147,912,220   $12,767,806
                                                     ============   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
 ($0.01 par value, unlimited authorized shares):
 Institutional Shares ............................      8,878,214       184,623
 Investor Shares .................................            330     2,001,356
NET ASSET VALUE, offering and redemption price
  per share:
 Institutional Shares ............................   $      16.66   $      5.84
 Investor Shares .................................   $      16.62   $      5.84

---------------
(1) Investor Shares of the Mid Cap Fund were formerly known as Class A Shares.



    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2005

                                                        Small Cap
                                                         Growth        Mid Cap
                                                          Fund         Fund(1)
                                                       -----------   ----------
NET INVESTMENT INCOME (LOSS) FROM SERIES:
 Dividends .........................................   $   205,276   $   58,479
 Interest ..........................................        94,296        7,003
 Expenses ..........................................    (1,083,385)    (145,122)
                                                       -----------   ----------
    Net investment income (loss) from Series .......      (783,813)     (79,640)
                                                       -----------   ----------
EXPENSES:
 Administration and accounting fees ................        27,629       27,629
 Administration and accounting fees --
  Institutional Shares..............................        13,816       13,816
 Administration and accounting fees -- Investor
  Shares............................................         9,315        4.916
 Transfer agent fees ...............................        35,279       76,330
 Distribution fees -- Investor Shares ..............            10           --
 Shareholder service fees -- Investor Shares .......            --       30,610
 Reports to shareholders ...........................        31,343           30
 Compliance services ...............................         5,257          656
 Trustees' fees ....................................        13,135       13,137
 Registration fees .................................        42,732        1,850
 Professional fees .................................        15,039        7,840
 Other .............................................        12,033       10,304
                                                       -----------   ----------
   Total expenses before fee waivers and expense
  reimbursements....................................       205,588      187,118
   Expenses reimbursed..............................            --      (90,613)
   Administration and accounting fees waived........        (3,285)     (27,629)
   Administration and accounting fees waived --
  Institutional Shares..............................        (1,643)      (4,916)
   Administration and accounting fees waived --
  Investor Shares...................................        (9,315)     (13,816)
                                                       -----------   ----------
    Total expenses, net ............................       191,345       50,144
                                                       -----------   ----------
 Net investment loss ...............................      (975,158)    (129,784)
                                                       -----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS FROM SERIES:
 Net realized gain (loss) on investments ...........    (5,879,896)      27,648
 Net change in unrealized appreciation
  (depreciation) on investments.....................     9,054,165    1,290,539
                                                       -----------   ----------
 Net gain on investments from Series ...............     3,174,269    1,318,187
                                                       -----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS........................................   $ 2,199,111   $1,188,403
                                                       ===========   ==========

---------------
(1) Investor Shares of the Mid Cap Fund were formerly known as Class A Shares.



    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2005

                                                      Small Cap
                                                        Growth        Mid Cap
                                                         Fund         Fund(1)
                                                     ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment loss .............................   $   (975,158)  $  (129,784)
 Net realized gain (loss) on investments .........     (5,879,896)       27,648
 Net change in unrealized appreciation
  (depreciation) of investments...................      9,054,165     1,290,539
                                                     ------------   -----------
 Net increase in net assets resulting from
  operations......................................      2,199,111     1,188,403
                                                     ------------   -----------
Distributions to shareholders from:
 Net realized gains -- Institutional Shares ......     (1,490,217)           --
 Net realized gains -- Investor Shares ...........           (113)      (24,519)
                                                     ------------   -----------
   Total distributions............................     (1,490,330)      (24,519)
                                                     ------------   -----------
Fund share transactions (a):
 Proceeds from shares sold -- Institutional
  Shares..........................................    113,249,520     1,347,832
 Proceeds from shares sold -- Investor Shares ....          5,000     2,997,473
 Cost of shares issued on reinvestment of
  distributions -- Institutional Shares...........      1,348,224            --
 Cost of shares issued on reinvestment of
  distributions -- Investor Shares................            113        21,127
 Cost of shares redeemed -- Institutional Shares .    (17,716,585)     (282,574)
 Cost of shares redeemed -- Investor Shares ......             --    (5,229,927)
                                                     ------------   -----------
Net increase (decrease) in net assets from Fund
  share transactions..............................     96,886,272    (1,146,069)
                                                     ------------   -----------
Total increase in net assets .....................     97,595,053        17,815
NET ASSETS:
 Beginning of period .............................     50,317,167    12,749,991
                                                     ------------   -----------
 End of period ...................................   $147,912,220   $12,767,806
                                                     ============   ===========
                                                        Shares         Shares
                                                     ------------   -----------
(A) TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold -- Institutional Shares .............      6,902,121       234,631
 Shares sold -- Investor Shares ..................            323       569,871
 Shares issued on reinvestment of distributions
  -- Institutional Shares.........................         80,013            --
 Shares issued on reinvestment of distributions
  -- Investor Shares..............................              7         3,806
 Shares redeemed -- Institutional Shares .........     (1,107,311)      (50,008)
 Shares redeemed -- Investor Shares ..............             --      (941,901)
                                                     ------------   -----------
 Net increase (decrease) in shares ...............      5,875,153      (183,601)
                                                     ============   ===========
---------------
(1) Investor Shares of the Mid Cap Fund were formerly known as Class A Shares.



    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004

                                                       Small Cap
                                                        Growth        Mid Cap
                                                         Fund          Fund(1)
                                                      -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment loss ..............................   $  (503,737)  $   (47,706)
 Net realized gain on investments .................     2,333,073       101,269
 Net change in unrealized appreciation
  (depreciation) of investments....................     4,359,850       377,472
                                                      -----------   -----------
 Net increase in net assets resulting from
  operations.......................................     6,189,186       431,035
                                                      -----------   -----------
Distributions to shareholders from:
 Net realized gain -- Institutional Shares ........      (837,985)           --
                                                      -----------   -----------
   Total distributions.............................      (837,985)           --
                                                      -----------   -----------
Fund share transactions (a):
 Proceeds from shares sold -- Institutional Shares     39,815,751            --
 Proceeds from shares sold -- Investor Shares .....            --    11,664,387
 Cost of shares issued on reinvestment of
  distributions -- Institutional Shares............       723,329            --
 Cost of shares redeemed -- Institutional Shares ..    (4,408,530)           --
 Cost of shares redeemed -- Investor Shares .......            --      (382,478)
                                                      -----------   -----------
Net increase in net assets from Fund share
  transactions.....................................    36,130,550    11,281,909
                                                      -----------   -----------
Total increase in net assets ......................    41,481,751    11,712,944
NET ASSETS:
 Beginning of year ................................     8,835,416     1,037,047
                                                      -----------   -----------
 End of year ......................................   $50,317,167   $12,749,991
                                                      ===========   ===========
                                                        Shares         Shares
                                                      -----------   -----------
(A) TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold -- Institutional Shares ..............     2,534,576            --
 Shares sold -- Investor Shares ...................            --     2,199,324
 Shares issued on reinvestment of distributions --
  Institutional Shares.............................        46,576            --
 Shares redeemed -- Institutional Shares ..........      (270,146)           --
 Shares redeemed -- Investor Shares ...............            --       (74,502)
                                                      -----------   -----------
 Net increase in shares ...........................     2,311,006     2,124,822
                                                      ===========   ===========
---------------
(1) Investor Shares of the Mid Cap Fund were formerly known as Class A Shares.


    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 FINANCIAL HIGHLIGHTS
================================================================================




The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.


                                                                                             For the Fiscal       For the Period
                                                                                          Years Ended June 30,   January 2, 2003(1)
                                                                                           -------------------        through
                                                                                            2005        2004       June 30, 2003
                                                                                          --------    --------   ----------------
SMALL CAP GROWTH FUND(2) -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD................................................    $  16.75    $  12.76       $  10.00
                                                                                          --------    --------       --------
INVESTMENT OPERATIONS:
 Net investment loss(3)...............................................................       (0.17)      (0.25)         (0.09)
 Net realized and unrealized gain on investments......................................        0.43        4.64           2.85
                                                                                          --------    --------       --------
   Total from investment operations...................................................        0.26        4.39           2.76
                                                                                          --------    --------       --------
DISTRIBUTIONS:
 From net realized gains..............................................................       (0.35)      (0.40)            --
                                                                                          --------    --------       --------
NET ASSET VALUE -- END OF PERIOD......................................................    $  16.66    $  16.75       $  12.76
                                                                                          ========    ========       ========
TOTAL RETURN..........................................................................       1.53%      34.67%         27.60%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(4)
 Expenses:
   Including waivers/reimbursements...................................................       1.36%       1.69%          1.75%*
   Excluding waivers/reimbursements...................................................       1.37%       1.79%          9.13%*
 Net investment loss..................................................................     (1.04)%     (1.53)%        (1.45)%*
Portfolio Turnover....................................................................        161%        172%            86%**
Net assets at end of period (000 omitted).............................................    $147,907    $ 50,317       $  8,835

---------------
*   Annualized.
**  Not Annualized.
(1) Commencement of operations.
(2) Effective May 4, 2004, the Wilmington Small Cap Growth Portfolio changed its name to the Roxbury Small Cap Growth Fund.
(3) The net investment loss per share was calculated using the average shares outstanding method.
(4) For the periods presented, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Growth Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.


    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================


                                                            For the Period
                                                         September 30, 2004(1)
                                                                through
                                                             June 30, 2005
                                                               --------
SMALL CAP GROWTH FUND -- INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ...............         $  15.48
                                                               --------
INVESTMENT OPERATIONS:
 Net investment loss(2)...............................            (0.15)
 Net realized and unrealized gain on investments .....             1.64
                                                               --------
   Total from investment operations...................             1.49
                                                               --------
DISTRIBUTIONS:
 From net realized gains .............................            (0.35)
                                                               --------
NET ASSET VALUE -- END OF PERIOD .....................         $  16.62
                                                               ========
TOTAL RETURN .........................................            9.60%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
 Expenses:
   Including waivers/reimbursements...................            1.60%*
   Excluding waivers/reimbursements...................          236.10%*
 Net investment loss .................................          (1.28)%*
Portfolio Turnover ...................................             161%**
Net assets at end of period (000 omitted) ............         $      5

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment loss per share was calculated using the average shares method.
(3) For the period presented, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Growth Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.


    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                                                                                   For the Period
                                                                      For the Fiscal Years Ended June 30,       December 14, 2000(1)
                                                                   -------------------------------------------         through
                                                                    2005       2004        2003        2002         June 30, 2001
                                                                  --------   --------    --------    ---------   ------------------
MID CAP FUND -- INVESTOR SHARES(2)
NET ASSET VALUE -- BEGINNING OF PERIOD........................    $   5.38   $   4.24    $   4.32    $    5.55        $   5.00
                                                                  --------   --------    --------    ---------        --------
INVESTMENT OPERATIONS:
 Net investment loss(3).......................................      (0.05)     (0.05)      (0.05)       (0.06)          (0.04)
 Net realized and unrealized gain (loss) on
  investments.................................................        0.52       1.19      (0.03)       (1.08)            0.59
                                                                  --------   --------    --------    ---------        --------
   Total from investment operations...........................        0.47       1.14      (0.08)       (1.14)            0.55
                                                                  --------   --------    --------    ---------        --------
DISTRIBUTIONS:
 From net realized gains......................................       (0.01)        --          --       (0.09)              --
                                                                  --------   --------    --------    ---------        --------
NET ASSET VALUE -- END OF PERIOD..............................    $   5.84   $   5.38    $   4.24    $    4.32        $   5.55
                                                                  ========   ========    ========    =========        ========
TOTAL RETURN                                                         8.75%     26.89%     (1.85)%     (20.82)%          11.00%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(4)
 Expenses:
   Including waivers/reimbursements...........................       1.55%      1.55%       1.55%        1.55%           1.55%*
   Excluding waivers/reimbursements...........................       2.59%      5.18%      38.22%       63.66%         228.87%*
 Net investment loss..........................................     (1.03)%    (1.05)%     (1.07)%      (1.30)%         (1.22)%*
Portfolio Turnover............................................        110%        79%        119%         116%             47%**
Net assets at end of period (000 omitted).....................    $ 11,689   $ 12,750    $  1,037    $     508        $     81

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Formerly known as Class A Shares.
(3) The net investment loss per share was calculated using the average shares outstanding method.
(4) For the periods presented, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Mid Cap Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.


    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 FINANCIAL HIGHLIGHTS -- continued

================================================================================

                                                             For the Period
                                                           February 8, 2005(1)
                                                                 through
                                                              June 30, 2005
                                                                --------
MID CAP FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD .................        $   5.75
                                                                --------
INVESTMENT OPERATIONS:
 Net investment loss(2) ................................           (0.02)
 Net realized and unrealized gain on investments .......            0.11
                                                                --------
   Total from investment operations.....................            0.09
                                                                --------
NET ASSET VALUE -- END OF PERIOD .......................        $   5.84
                                                                ========
TOTAL RETURN ...........................................           1.57%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
 Expenses:
   Including waivers/reimbursements.....................           1.30%*
   Excluding waivers/reimbursements.....................           3.50%*
 Net investment loss ...................................         (0.86)%*
Portfolio Turnover .....................................            110%
Net assets at end of period (000 omitted) ..............        $  1,079

---------------
*  Annualized.
** Not annualized.
1  Commencement of operations.
2 The net investment loss per share was calculated using the average shares outstanding method.
3 For the period presented, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Mid Cap Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.













    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================



1. DESCRIPTION OF THE FUND. Roxbury Small Cap Growth Fund ("Small Cap Growth Fund") and Roxbury Mid Cap Fund ("Mid Cap Fund") (each, a "Fund" and collectively, the "Funds") are series of WT Mutual Fund ("WT Fund"). WT Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Funds. Information regarding other series of WT Fund is contained in separate reports to their shareholders.

   Each Fund offers two classes of shares: Investor Shares and Institutional Shares. Institutional Shares are offered to retirement plans and other institutional investors. Investors Shares are available to all investors. Investor shares of the Mid Cap Fund were formerly known as Class A Shares.

   During the periods presented in this report, each Fund sought to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") which had the same investment objective, policies and limitations as the Fund. The performance of each Fund was directly affected by the performance of its corresponding Series. As of June 30, 2005, Small Cap Growth Fund and Mid Cap Fund owned approximately 89% and 100%, respectively, of their corresponding Series. The financial statements of each Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   As described in Note 6, effective July 1, 2005, the Funds' investment structures were changed.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

   Valuation of Investment in Series. Valuation of each Fund's investment in its respective Series is based on the underlying securities held by that Series. Each Fund is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   Investment Income. Each Fund records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Fund records its own expenses as incurred. Common expenses of WT Fund are allocated on a pro rata basis among the series based on relative net assets. Investment income, common expenses and realized and unrealized gains and losses on investments are allocated among each Fund's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

   Distributions to Shareholders. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

THE ROXBURY FUNDS
-----------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================



   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Funds do not incur an advisory fee directly, but rather indirectly through their investment in the Series. The investment adviser to each Series is Roxbury Capital Management, LLC ("Roxbury"). The advisory and other fees charged to the Series are discussed in the notes to the Series' financial statements.

   Effective November 19, 2004, Rodney Square Management Corporation ("RSMC"), an affiliate of Roxbury, provides compliance services to the Funds pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of each Fund's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statements of operations.

   Prior to September 30, 2004, RSMC served as administrator and accounting agent to the Funds. For the period July 1, 2004 to September 30, 2004, RSMC was paid $7,875 and $4,500 by the Small Cap Growth Fund and Mid Cap Fund, respectively, for these services.

   Investor Shares of the Small Cap Growth Fund are subject to a Rule 12b-1 distribution fee at an annual rate of 0.25% of average daily net assets. Investor Shares of the Mid Cap Fund are subject to an ongoing shareholder service fee at an annual rate of 0.25% of average daily net assets.

   Roxbury has agreed to reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.75% and 2.00% of average daily net assets of the Small Cap Growth Fund's Institutional and Investor Shares, respectively, and 1.30% and 1.55% of average daily net assets of the Mid Cap Fund's Institutional and Investor Shares, respectively. These undertakings will remain in place until January 1, 2006 for the Small Cap Growth Fund and until November 1, 2015 for the Mid Cap Fund unless the Board of Trustees approves their earlier termination.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 2005, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses:

THE ROXBURY FUNDS
-----------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================


                                                           Small Cap      Mid Cap
                                                          Growth Fund       Fund
                                                          -----------    ---------
  Paid-in capital .....................................    $(938,147)    $(132,882)
  Undistributed net investment income (accumulated
   loss) ..............................................      978,186       132,812
  Accumulated net realized gain (loss) on investment ..      (40,039)           70

   The tax character of distributions paid for the years ended June 30, 2005 and 2004 was as follows:

                                                             Small Cap     Mid Cap
                                                            Growth Fund      Fund
                                                            -----------    -------
  Year ended June 30, 2005
  Ordinary income .......................................    $1,448,188    $    --
  Long-term capital gains ...............................        42,142     24,519
                                                             ----------    -------
  Total distributions ...................................    $1,490,330    $24,519
                                                             ==========    =======
  Year ended June 30, 2004
  Ordinary income .......................................    $  837,985    $    --
                                                             ----------    -------
  Total distributions ...................................    $  897,985    $    --
                                                             ==========    =======

   As of June 30, 2005, the components of accumulated earnings on a tax basis were as follows:

                                                          Small Cap      Mid Cap
                                                         Growth Fund       Fund
                                                         -----------    ----------
  Capital loss carryforwards .........................   $(2,354,379)   $   (6,153)
  Post-October losses ................................    (2,759,041)           --
  Net unrealized appreciation of investments .........    12,970,097     1,732,814
                                                         -----------    ----------
  Total accumulated earnings (deficit) ...............   $ 7,856,677    $1,726,661
                                                         ===========    ==========

   The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales.

   Post-October losses represent net losses realized from November 1, 2004 through June 30, 2005, that, in accordance with Federal income tax regulations, the Fund has elected to defer and treat as having recognized the following fiscal year.

   For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. Each
   Fund's capital loss carryforwards will expire as follows:

                                                              Small Cap    Mid Cap
                                                             Growth Fund     Fund
                                                             -----------   -------
  6/30/2013 .............................................    $2,534,379     $6,153

5. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

THE ROXBURY FUNDS
-----------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================


6. SUBSEQUENT EVENTS. Effective July 1, 2005, each Fund's investment structure was changed from a master-feeder structure to a stand-alone mutual fund, whereby each Fund directly invests in securities. The restructuring was accomplished through a redemption by each Fund of its investment in its corresponding Series, whereby the Series distributed to the Fund its pro rata portion of assets and liabilities in a tax-free, in-kind distribution. No change in the investment adviser, its services or fees occurred as a result of the restructuring.

THE ROXBURY FUNDS
-----------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================



To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of Roxbury Small Cap Growth Fund and Roxbury Mid Cap Fund (the "Funds") (each a series of WT Mutual Fund) as of June 30, 2005, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                              ERNST & YOUNG LLP

Philadelphia, Pennsylvania
August 12, 2005

THE ROXBURY FUNDS
-----------------
 NOTICE TO SHAREHOLDERS -- TAX INFORMATION (UNAUDITED)
================================================================================



For the fiscal year ended June 30, 2005 certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders 38.12% of their ordinary income distribution (dividend income plus short-term gains, if any) for the Small Cap Growth Fund qualify for a maximum rate of 15%. Complete information will be computed and reported in conjunction with your Form 1099-DIV.

For corporate shareholders, the ordinary income distributions (dividend income plus short-term gains, if any) that qualify for the dividends received deduction are 1.94% for the Small Cap Growth Fund.

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Small Cap Growth Fund and Mid Cap Fund paid capital gain distributions (from net long-term capital gains) during the fiscal year ended June 30, 2005 as follows:

                                                                               TOTAL
                                                             CAPITAL GAIN   CAPITAL GAIN
                                                              PER SHARE     DISTRIBUTION
                                                             ------------   ------------
        Small Cap Growth Fund                                   $0.01          $42,142
        Mid Cap Fund                                            $0.01          $24,519

In January 2006, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2005, including any distributions paid between June 30, 2005 and December 31, 2005.

SMALL CAP GROWTH SERIES/MID CAP SERIES
--------------------------------------
 ANNUAL REPORT / JUNE 30, 2005
================================================================================



          (The following pages should be read in conjunction with the
                         Funds' Financial Statements.)

SMALL CAP GROWTH SERIES
-----------------------
 INVESTMENTS / JUNE 30, 2005
 (Showing Percentage of Total Investments)
================================================================================


                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
COMMON STOCK -- 96.8%
 CONSUMER DISCRETIONARY -- 16.4%
  DIVERSIFIED CONSUMER SERVICES -- 2.2%
   Laureate Education, Inc.*............................     71,720    3,432,518
                                                                      ----------
  HOTELS, RESTAURANTS, & LEISURE -- 1.0%
   Ruby Tuesday, Inc....................................     62,740    1,624,966
                                                                      ----------
  HOUSEHOLD DURABLES -- 4.2%
   Champion Enterprises, Inc.*..........................    193,955    1,927,913
   Standard Pacific Corp................................     32,240    2,835,507
   Tempur-Pedic International, Inc.*....................     78,975    1,751,666
                                                                      ----------
                                                                       6,515,086
                                                                      ----------
  INTERNET & CATALOG RETAIL -- 1.5%
   Blue Nile, Inc.*.....................................     33,475    1,094,298
   Provide Commerce*....................................     56,000    1,209,040
                                                                      ----------
                                                                       2,303,328
  MEDIA -- 2.6%
   Imax*................................................    173,215    1,721,757
   Radio One, Inc. - Class D*...........................    189,795    2,423,682
                                                                      ----------
                                                                       4,145,439
                                                                      ----------
  SPECIALTY RETAIL -- 4.9%
   Cost Plus, Inc.*.....................................     94,570    2,358,576
   Hot Topic, Inc.*.....................................     54,700    1,045,864
   The Dress Barn, Inc.*................................     81,010    1,833,256
   The Finish Line, Inc. - Class A......................    120,485    2,279,576
   Volcom, Inc.*........................................      3,410       91,296
                                                                      ----------
                                                                       7,608,568
                                                                      ----------
 TOTAL CONSUMER DISCRETIONARY .....................................   25,629,905
                                                                      ----------
 CONSUMER STAPLES -- 1.0%
  PERSONAL PRODUCTS -- 1.0%
   Herbalife, Ltd.*.....................................     73,995    1,599,032
                                                                      ----------
 TOTAL CONSUMER STAPLES ...........................................    1,599,032
                                                                      ----------
 ENERGY -- 6.2%
  ENERGY EQUIPMENT & SERVICES -- 4.4%
   Tidewater, Inc.......................................     40,420    1,540,810
   Todco - Class A*.....................................     57,855    1,485,138
   Unit Corp.*..........................................     53,115    2,337,591
   Universal Compression
    Holdings, Inc.* ....................................     40,550    1,469,532
                                                                      ----------
                                                                       6,833,071
                                                                      ----------
  OIL & GAS -- 1.8%
   Goodrich Petroleum Corp.*............................     61,550    1,266,699
   Range Resources Corp.................................     58,790    1,581,451
                                                                      ----------
                                                                       2,848,150
                                                                      ----------
 TOTAL ENERGY...........................................               9,681,221
                                                                      ----------


                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 FINANCIALS -- 7.7%
  CAPITAL MARKETS -- 1.7%
   Affiliated Managers Group, Inc.*....................     39,840   $ 2,722,267
                                                                     -----------
  INSURANCE -- 0.6%
   Universal American Financial
    Corp.* ............................................     41,530       939,409
                                                                     -----------
  REAL ESTATE -- 2.8%
   Alexandria Real Estate Equities,
    Inc. ..............................................     31,940     2,345,993
   Trammell Crow Co.*..................................     81,090     1,965,622
                                                                     -----------
                                                                       4,311,615
                                                                     -----------
  THRIFTS & MORTGAGE FINANCE -- 2.6%
   NewAlliance Bancshares, Inc.*.......................    119,425     1,677,921
   Sterling Financial Corp.*...........................     64,740     2,421,276
                                                                     -----------
                                                                       4,099,197
                                                                     -----------
 TOTAL FINANCIALS......................................               12,072,488
                                                                     -----------
 HEALTH CARE -- 18.7%
  BIOTECHNOLOGY -- 5.5%
   Digene Corp.*.......................................     59,215     1,639,071
   DOV Pharmaceutical, Inc.*...........................     62,680     1,169,609
   Neurocrine Biosciences, Inc.*.......................     71,680     3,014,861
   Vaxgen, Inc.*.......................................    113,240     1,228,654
   Vicuron Pharmaceuticals, Inc.*......................     54,245     1,513,436
                                                                     -----------
                                                                       8,565,631
                                                                     -----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 4.9%
   Advanced Neuromodulation
    Systems, Inc.* ....................................     43,445     1,723,898
   Animas Corp.*.......................................     67,000     1,350,050
   Gen-Probe Inc.*.....................................     56,700     2,054,241
   Intermagnetics General Corp.*.......................     24,815       763,309
   SonoSite, Inc.*.....................................     59,257     1,839,337
                                                                     -----------
                                                                       7,730,835
                                                                     -----------
  HEALTH CARE PROVIDERS & SERVICES -- 6.3%
   Amedisys, Inc.*.....................................     74,170     2,727,973
   Henry Schein, Inc.*.................................     56,630     2,351,278
   Symbion, Inc.*......................................     88,000     2,098,800
   United Surgical Partners
    International, Inc.* ..............................     53,530     2,787,842
                                                                     -----------
                                                                       9,965,893
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

SMALL CAP GROWTH SERIES
-----------------------
 INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================


                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
  PHARMACEUTICALS -- 2.0%
   Cardiome Pharma Corp.*..............................     83,460   $   441,503
   Connetics Corp.*....................................     53,560       944,798
   The Medicines Co.*..................................     71,455     1,671,332
                                                                     -----------
                                                                       3,057,633
                                                                     -----------
 TOTAL HEALTHCARE......................................               29,319,992
                                                                     -----------
 INDUSTRIALS -- 17.6%
  AEROSPACE & DEFENSE -- 1.5%
   Armor Holdings, Inc.................................     59,985     2,376,006
                                                                     -----------
  BUILDING PRODUCTS -- 0.3%
   NCI Building Systems, Inc.*.........................     15,020       492,656
                                                                     -----------
  COMMERCIAL SERVICES & SUPPLIES -- 3.0%
   Corrections Corp. of America*.......................     26,750     1,049,938
   Kenexa Corp.*.......................................     70,980       936,936
   Knoll, Inc..........................................    107,215     1,834,449
   Navigant Consulting, Inc.*..........................     51,790       914,611
                                                                     -----------
                                                                       4,735,934
                                                                     -----------
  CONSTRUCTION & ENGINEERING -- 1.7%
   Granite Construction, Inc...........................     81,975     2,303,498
   Perini Corp.*.......................................     20,209       331,832
                                                                     -----------
                                                                       2,635,330
                                                                     -----------
  ELECTRICAL EQUIPMENT -- 0.9%
   Superior Essex, Inc.*...............................     75,955     1,345,163
                                                                     -----------
  MACHINERY -- 5.3%
   CLARCOR, Inc........................................     53,690     1,570,433
   ESCO Technologies, Inc.*............................     19,830     1,998,864
   Freightcar America, Inc.............................     49,570       982,973
   IDEX Corp...........................................     44,940     1,735,133
   Oshkosh Truck Corp..................................     25,490     1,995,357
                                                                     -----------
                                                                       8,282,760
                                                                     -----------
  ROAD & RAIL -- 3.5%
   Overnite Corp.......................................     57,825     2,485,319
   Werner Enterprises, Inc.............................    153,000     3,004,919
                                                                     -----------
                                                                       5,490,238
                                                                     -----------
  TRADING CO. & DISTRIBUTORS -- 1.4%
   Wesco International, Inc.*..........................     68,005     2,133,997
                                                                     -----------
 TOTAL INDUSTRIALS.....................................               27,492,084
                                                                     -----------
 INFORMATION TECHNOLOGY -- 26.8%
  COMMUNICATIONS EQUIPMENT -- 2.1%
   Nice Systems*.......................................      6,570       259,318
   Sirf Technology Holdings, Inc.*.....................    129,455     2,288,764
   Symmetricom, Inc.*..................................     72,880       755,766
                                                                     -----------
                                                                       3,303,848
                                                                     -----------


                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
  COMPUTERS & PERIPHERALS -- 3.9%
   Electronics for Imaging, Inc.*......................    119,065   $ 2,505,128
   Komag, Inc.*........................................     73,955     2,098,103
   Novatel Wireless, Inc.*.............................    117,715     1,467,906
                                                                     -----------
                                                                       6,071,137
                                                                     -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
   Applied Films Corp.*................................     50,358     1,289,165
   BEI Technologies, Inc...............................     57,195     1,525,963
   Radisys Corp.*......................................     78,990     1,275,689
                                                                     -----------
                                                                       4,090,817
                                                                     -----------
  INTERNET SOFTWARE & SERVICES -- 4.4%
   Digitas, Inc.*......................................    185,465     2,116,156
   Equinix, Inc.*......................................     43,330     1,877,922
   Interwoven, Inc.*...................................    148,625     1,119,146
   Niku Corp.*.........................................     85,653     1,775,587
                                                                     -----------
                                                                       6,888,811
                                                                     -----------
  IT SERVICES -- 3.4%
   Alliance Data Systems Corp.*........................     82,395     3,341,940
   Global Payments, Inc................................     29,310     1,987,218
                                                                     -----------
                                                                       5,329,158
                                                                     -----------
  SEMICONDUCTORS & SEMI EQUIPMENT -- 5.3%
   Credence Systems Corp.*.............................    227,495     2,058,830
   Exar Corp.*.........................................    103,500     1,541,115
   Fairchild Semiconductor
    International, Inc.* ..............................     72,745     1,072,989
   FEI Co.*............................................     59,265     1,351,835
   Genesis Microchip Inc.*.............................     65,770     1,214,114
   Sigma Designs, Inc.*................................    111,895       850,402
   Virage Logic Corp.*.................................     17,519       180,446
                                                                     -----------
                                                                       8,269,730
                                                                     -----------
  SOFTWARE -- 5.1%
   Epicor Software Corp.*..............................     95,845     1,265,154
   Manhattan Associates, Inc.*.........................    117,410     2,255,446
   MicroStrategy, Inc. - Class A*......................     21,290     1,129,222
   Wind River Systems, Inc.............................     74,165     1,162,907
   Witness Systems, Inc.*..............................    118,495     2,160,164
                                                                     -----------
                                                                       7,972,893
                                                                     -----------
 TOTAL INFORMATION TECHNOLOGY..........................               41,926,395
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

SMALL CAP GROWTH SERIES
-----------------------
 INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================



                                                                        Value
                                                          Shares      (Note 2)
                                                          -------   ------------
 MATERIALS -- 1.4%
  CHEMICALS -- 1.4%
   Airgas, Inc........................................     88,690   $  2,187,982
                                                                    ------------
 TOTAL MATERIALS......................................                 2,187,982
                                                                    ============
 TOTAL SERVICES.......................................
 TELECOMMUNICATION SERVICES -- 1.0%
  DIVERSIFIED TELECOM SERVICES -- 1.0%
   Premiere Global Services, Inc.*....................    132,675      1,497,901
                                                                    ------------
 TOTAL TELECOMMUNICATION SERVICES ...............................      1,497,901
                                                                    ------------
 TOTAL COMMON STOCK
   (Cost $133,764,457) ..........................................    151,407,000
                                                                    ------------

                                                                        Value
                                                         Shares       (Note 2)
                                                        ---------   ------------
SHORT-TERM INVESTMENTS -- 3.2%
   BlackRock Liquidity Funds
    TempCash Portfolio -
    Institutional Series ...........................    2,537,248   $  2,537,248
   BlackRock Liquidity Funds
    TempFund Portfolio -
    Institutional Series ...........................    2,537,247      2,537,247
                                                                    ------------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $5,074,495) ............................................      5,074,495
                                                                    ------------
TOTAL INVESTMENTS
 (Cost $138,838,952)+ -- 100.0% .................................   $156,481,495
                                                                    ============

---------------
*  Non-income producing security.
+ The cost for federal income tax purposes was $140,179,299. At June 30, 2005, net unrealized appreciation was $16,302,196. This consisted of aggregate gross unrealized appreciation for all securities, in which there was as excess of market value over tax cost, of $18,922,408 and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $2,620,212.












    The accompanying notes are an integral part of the financial statements.

MID CAP SERIES
--------------
 INVESTMENTS / JUNE 30, 2005
 (Showing Percentage of Total Investments)
================================================================================


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 97.6%
 CONSUMER DISCRETIONARY -- 27.4%
  DISTRIBUTORS -- 1.3%
   Prestige Brands Holdings, Inc.*.......................     8,500   $  165,750
                                                                      ----------
  DIVERSIFIED CONSUMER SERVICES -- 1.0%
   Education Management Corp.*...........................     3,800      128,174
                                                                      ----------
  HOTELS, RESTAURANTS, & LEISURE -- 7.2%
   Fairmont Hotels & Resorts, Inc........................     8,100      282,123
   Harrah's Entertainment, Inc...........................     3,500      252,245
   P.F. Chang's China Bistro, Inc.*......................     2,100      123,858
   The Cheesecake Factory, Inc.*.........................     7,700      267,421
                                                                      ----------
                                                                         925,647
                                                                      ----------
  HOUSEHOLD DURABLES -- 5.9%
   D.R. Horton, Inc......................................     6,500      244,465
   Standard Pacific Corp.................................     2,300      202,285
   Toll Brothers, Inc.*..................................     3,100      314,805
                                                                      ----------
                                                                         761,555
                                                                      ----------
  MEDIA -- 2.1%
   Univision Communications,
    Inc. - Class A* .....................................     9,700      267,235
                                                                      ----------
  SPECIALTY RETAIL -- 9.9%
   Bed Bath & Beyond, Inc.*..............................     6,900      288,282
   Pacific Sunwear of
    California, Inc.* ...................................    11,200      257,488
   Ross Stores, Inc......................................    13,815      399,391
   Tractor Supply Co.*                                        6,600      324,060
                                                                      ----------
                                                                       1,269,221
                                                                      ----------
  TOTAL CONSUMER DISCRETIONARY ....................................    3,517,582
                                                                      ----------
 ENERGY -- 7.3%
  ENERGY EQUIPMENT & SERVICES -- 5.1%
   GlobalSantaFe Corp....................................     8,100      330,480
   Noble Corp............................................     5,200      319,852
                                                                      ----------
                                                                         650,332
                                                                      ----------
  OIL, GAS & CONSUMABLE FUELS -- 2.2%
   Consol Energy, Inc....................................     5,200      278,616
                                                                      ----------
  TOTAL ENERGY ....................................................      928,948
                                                                      ----------
 FINANCIALS -- 16.5%
  CAPITAL MARKETS -- 3.1%
   Investors Financial Service Corp......................    10,600      400,892
                                                                      ----------
  COMMERCIAL BANKS -- 4.9%
   Commerce Bancorp, Inc.................................     7,900      239,449
   North Fork Bancorporation, Inc........................    13,700      384,833
                                                                      ----------
                                                                         624,282
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  REAL ESTATE -- 4.8%
   CB Richard Ellis Group, Inc.*.........................    11,000   $  482,460
   Sunstone Hotel Investors, Inc.*.......................     5,500      133,430
                                                                      ----------
                                                                         615,890
                                                                      ----------
  THRIFTS & MORTGAGE FINANCE -- 3.7%
   Accredited Home Lenders
    Holding Co.* ........................................     4,600      202,400
   Commercial Capital Bancorp, Inc.......................    16,500      275,715
                                                                      ----------
                                                                         478,115
                                                                      ----------
  TOTAL FINANCIALS ................................................    2,119,179
                                                                      ----------
 HEALTHCARE -- 24.1%
  BIOTECHNOLOGY -- 2.0%
   Celgene Corp.*........................................     6,200      252,774
                                                                      ----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 16.0%
   Advanced Neuromodulation
    Systems, Inc.* ......................................     6,600      261,888
   American Medical Systems
    Holdings, Inc.* .....................................     6,900      142,485
   Cytyc Corp.*..........................................     5,800      127,948
   Intuitive Surgical, Inc.*.............................     5,400      251,856
   Kinetic Concepts, Inc.*...............................     6,300      378,000
   Mentor Corp...........................................     3,100      128,588
   The Cooper Companies, Inc.............................     5,400      328,644
   Varian Medical Systems, Inc.*.........................     8,600      321,038
   Wright Medical Group, Inc.*...........................     4,700      125,490
                                                                      ----------
                                                                       2,065,937
                                                                      ----------
  HEALTH CARE PROVIDERS & SERVICES -- 5.0%
   Community Health Systems*.............................     8,600      324,994
   Henry Schein, Inc.*...................................     7,700      319,704
                                                                      ----------
                                                                         644,698
                                                                      ----------
  PHARMACEUTICALS -- 1.1%
   Kos Pharmaceuticals, Inc.*                                 2,100      137,550
                                                                      ----------
  TOTAL HEALTHCARE ................................................    3,100,959
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

MID CAP SERIES
--------------
 INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 INDUSTRIALS -- 5.4%
  AIR FREIGHT & LOGISTICS -- 2.1%
   UTI Worldwide, Inc....................................     3,900   $  271,518
                                                                      ----------
  COMMERCIAL SERVICES & SUPPLIES -- 3.3%
   Stericycle, Inc.*.....................................     5,550      279,276
   The Corporate Executive
    Board Co. ...........................................     1,850      144,911
                                                                      ----------
                                                                         424,187
                                                                      ----------
  TOTAL INDUSTRIALS ...............................................      695,705
                                                                      ----------
 INFORMATION TECHNOLOGY -- 14.6%
  IT SERVICES -- 6.5%
   Alliance Data Systems Corp.*..........................    10,000      405,600
   Global Payments, Inc..................................     2,700      183,060
   iPayment, Inc.*.......................................     6,800      248,336
                                                                      ----------
                                                                         836,996
                                                                      ----------
  SEMICONDUCTORS & SEMI EQUIPMENT -- 3.9%
   Marvell Technology Group Ltd.*........................     3,000      114,120
   Microchip Technology, Inc.............................     9,400      278,428
   Silicon Laboratories, Inc.*...........................     4,100      107,461
                                                                      ----------
                                                                         500,009
                                                                      ----------
  SOFTWARE -- 4.2%
   Citrix Systems, Inc.*.................................     8,300      179,778
   Internet Security Systems, Inc.*......................     6,350      128,842
   Mercury Interactive Corp.*............................     6,000      230,160
                                                                      ----------
                                                                         538,780
                                                                      ----------
  TOTAL INFORMATION TECHNOLOGY ....................................    1,875,785
                                                                      ----------

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 TELECOMMUNICATION SERVICES -- 2.3%
  WIRELESS TELECOM SERVICES -- 2.3%
   NII Holdings, Inc.*.................................      4,600   $   294,124
                                                                     -----------
  TOTAL TELECOMMUNICATION SERVICES ...............................       294,124
                                                                     -----------
  TOTAL COMMON STOCK
   (Cost $10,796,632) ............................................    12,532,282
                                                                     -----------

SHORT-TERM INVESTMENTS -- 2.4%
   BlackRock Liquidity Funds
    TempCash Portfolio -
    Institutional Series ..............................    156,263       156,263
   BlackRock Liquidity Funds
    TempFund Portfolio -
    Institutional Series ..............................    156,262       156,262
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $312,525) ...............................................       312,525
                                                                     -----------
TOTAL INVESTMENTS
   (Cost $11,109,157)+ -- 100.0% .................................   $12,844,807
                                                                     ===========

---------------
*  Non-income producing security.
+ The cost for Federal income tax purposes was $11,111,848. At June 30,2005, net unrealized appreciation was $1,732,959. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,925,176, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $192,217.



    The accompanying notes are an integral part of the financial statements.

SMALL CAP GROWTH SERIES/MID CAP SERIES
--------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
================================================================================

June 30, 2005

                                                       Small Cap
                                                         Growth        Mid Cap
                                                         Series         Series
                                                      ------------   -----------
ASSETS:
Investment in securities, at value* ..............    $156,481,495   $12,844,807
Receivable for contributions .....................      10,011,354         3,502
Receivable for investments sold ..................       3,184,082       202,754
Dividends and interest receivable ................          47,519         4,556
                                                      ------------   -----------
Total assets .....................................     169,724,450    13,055,619
                                                      ------------   -----------
LIABILITIES:
Payable for withdrawals ..........................         287,051        70,000
Payable for investments purchased ................       3,373,140       200,643
Accrued advisory fee .............................         124,871         8,727
Accrued expenses .................................          20,270         4,983
                                                      ------------   -----------
Total liabilities ................................       3,805,332       284,353
                                                      ------------   -----------
NET ASSETS .......................................    $165,919,118   $12,771,266
                                                      ============   ===========
*Investments at cost .............................    $138,838,952   $11,109,157










    The accompanying notes are an integral part of the financial statements.

SMALL CAP GROWTH SERIES/MID CAP SERIES
--------------------------------------
 STATEMENTS OF OPERATIONS
================================================================================

For the Fiscal Year Ended June 30, 2005


                                                         Small Cap
                                                          Growth        Mid Cap
                                                          Series        Series
                                                        -----------   ----------
INVESTMENT INCOME:
 Dividends .........................................    $   260,350   $   58,483
 Interest ..........................................        120,586        7,004
                                                        -----------   ----------
   Total investment income..........................        380,936       65,487
                                                        -----------   ----------
EXPENSES:
 Advisory fees .....................................      1,222,587       95,131
 Administration and accounting fees ................         96,382       14,537
 Custody fees ......................................         37,683       11,337
 Compliance services ...............................          6,672          659
 Trustees' fees ....................................          4,448        4,448
 Professional fees .................................         32,710       10,826
 Other .............................................         15,128        8,194
                                                        -----------   ----------
   Total expenses, net..............................      1,415,610      145,132
                                                        -----------   ----------
 Net investment loss ...............................     (1,034,674)     (79,645)
                                                        -----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
 Net realized gain (loss) on investments ...........     (6,566,093)      27,653
 Net change in unrealized appreciation
  (depreciation) on investments.....................      9,680,560    1,290,639
                                                        -----------   ----------
 Net gain on investments ...........................      3,114,467    1,318,292
                                                        -----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $ 2,079,793   $1,238,647
                                                        ===========   ==========












    The accompanying notes are an integral part of the financial statements.

SMALL CAP GROWTH SERIES/MID CAP SERIES
--------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

For the Fiscal Year Ended June 30, 2005

                                                       Small Cap
                                                         Growth        Mid Cap
                                                         Series         Series
                                                      ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment loss .............................    $ (1,034,674)  $   (79,645)
 Net realized gain (loss) on investments .........      (6,566,093)       27,653
 Net change in unrealized appreciation
  (depreciation) on investments...................       9,680,560     1,290,639
                                                      ------------   -----------
Net increase in net assets resulting from
  operations......................................       2,079,793     1,238,647
                                                      ------------   -----------
Transactions in beneficial interests:
 Contributions ...................................     120,411,230     4,438,078
 Withdrawals .....................................     (42,222,004)   (5,664,184)
                                                      ------------   -----------
Net increase (decrease) in net assets from
  transactions in beneficial interest.............      78,189,226    (1,226,106)
                                                      ------------   -----------
Total increase in net assets .....................      80,269,019        12,541
                                                      ------------   -----------
NET ASSETS:
 Beginning of period .............................      85,650,099    12,758,725
                                                      ------------   -----------
 End of period ...................................    $165,919,118   $12,771,266
                                                      ============   ===========










    The accompanying notes are an integral part of the financial statements.

SMALL CAP GROWTH SERIES/MID CAP SERIES
--------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
================================================================================



For the Fiscal Year Ended June 30, 2004

                                                       Small Cap
                                                         Growth        Mid Cap
                                                         Series         Series
                                                      ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment loss .............................    $   (615,758)  $   (47,715)
 Net realized gain on investments ................         560,702       101,544
 Net change in unrealized appreciation
  (depreciation) on investments...................       7,205,387       377,434
                                                      ------------   -----------
Net increase in net assets resulting from
  operations......................................       7,150,331       431,263
                                                      ------------   -----------
Transactions in beneficial interests:
 Contributions ...................................      81,578,526    11,782,692
 Withdrawals .....................................     (11,915,449)     (489,820)
                                                      ------------   -----------
Net increase in net assets from transactions in
  beneficial interest.............................      69,663,077    11,292,872
                                                      ------------   -----------
Total increase in net assets .....................      76,813,408    11,724,135
                                                      ------------   -----------
NET ASSETS:
 Beginning of year ...............................       8,836,691     1,034,590
                                                      ------------   -----------
 End of year .....................................    $ 85,650,099   $12,758,725
                                                      ============   ===========







    The accompanying notes are an integral part of the financial statements.

SMALL CAP GROWTH SERIES/MID CAP SERIES
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================



1. DESCRIPTION OF THE TRUST. Small Cap Growth Series and Mid Cap Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a portfolio that is separate and distinct from the shares of other Series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

   As described in Note 7, effective July 1, 2005, each Series ceased operations.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between and most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

   Federal Income Taxes. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income Allocation. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Other. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The Series uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SMALL CAP GROWTH SERIES/MID CAP SERIES
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================




3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury") provides investment advisory services to each of the Series. For its services, Roxbury receives a fee from each Fund at an annual rate as follows:

                                                % of Average Daily Net Assets
                                            --------------------------------------
  Small Cap Growth Series                   1.00% up to $1 billion; 0.95% of next
                                            $1 billion; and
                                            0.90% in excess of $2 billion
  Mid Cap Series                            0.75% up to $1 billion; 0.70% of next
                                            $1 billion; and
                                            0.65% in excess of $2 billion

   Roxbury has agreed to reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.75% and 1.30% of average daily net assets of the Small Cap Growth Series and Mid Cap Series, respectively. These undertakings will remain in place until January 1, 2006 for the Small Cap Growth Series and until November 1, 2015 for the Mid Cap Series unless the Board of Trustees approves their earlier termination.

   Effective November 19, 2004, Rodney Square Management Corporation ("RSMC"), an affiliate of Roxbury, provides compliance services to the Series pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of each Series' average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statements of operations.

   Prior to September 30, 2004, RSMC provided administrative and accounting services to each Series. For the period July 1, 2004 to September 30, 2004, RSMC was paid $20,754 and $2,671 by the Small Cap Growth Series and Mid Cap Series, respectively, for these services.

   Wilmington Trust Company, an affiliate of Roxbury, serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. INVESTMENT SECURITIES. During the fiscal year ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                        Small Cap        Mid Cap
                                                      Growth Series       Series
                                                      -------------    -----------
  Purchases .......................................    $254,748,102    $13,612,847
  Sales ...........................................     188,970,050     14,662,943

SMALL CAP GROWTH SERIES/MID CAP SERIES
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================



5. FINANCIAL HIGHLIGHTS

                                                                                                     For the
                                                                                                   Fiscal Years
                                                                                                       Ended        For the Period
                                                                                                     June 30,     January 2, 2003(1)
                                                                                                   -------------        Through
                                                                                                   2005    2004      June 30, 2003
                                                                                                  -----    -----   ----------------
  SMALL CAP GROWTH SERIES
  Total Return................................................................................     1.74%   35.03%        27.60%**
  Ratios to Average Net Assets:
   Expenses:
    Including waivers/reimbursements..........................................................     1.16%    1.33%         1.75%*
    Excluding waivers/reimbursements..........................................................     1.16%    1.33%         3.18%*
   Net investment loss........................................................................    (0.85)%  (1.17)%       (1.45)%*
  Portfolio Turnover Rate.....................................................................      161%     172%           86%**

                                                                                                                 For the Period
                                                                      For the Fiscal Years Ended June 30,     December 14, 2000(1)
                                                                      -----------------------------------           Through
                                                                       2005     2004     2003     2002           June 30, 2001
                                                                       -----   -----    -----    ------       ------------------
  MID CAP SERIES
  Total Return........................................................  9.09%  26.89%   (1.85)%  (20.84)%            11.00%**
  Ratios to Average Net Assets:
   Expenses:
    Including waivers/reimbursements..................................  1.14%   1.55%    1.55%     0.45%              1.55%*
    Excluding waivers/reimbursements..................................  1.14%   1.72%    6.60%    10.78%                NM
   Net investment loss................................................ (0.63)% (1.05)%  (1.06)%   (1.32)%            (1.24)%*
  Portfolio Turnover Rate.............................................   110%     79%     119%      116%                47%**

   _________
   *   Annualized
   **  Not annualized
   (1) Commencement of operations
   NM Not Meaningful

6. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

7. SUBSEQUENT EVENT. Effective July 1, 2005, each Series distributed all of its assets and liabilities to its investors in a tax-free, in-kind distribution and ceased operations.

SMALL CAP GROWTH SERIES/MID CAP SERIES
--------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Small Cap Growth Series and Mid Cap Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2005, and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2005, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                  ERNST & YOUNG LLP

Philadelphia, Pennsylvania
August 12, 2005

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS
================================================================================


WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                Principal                Fund             Other
                            Position(s)         Term of Office                Occupation(s)             Complex       Directorships
                             Held with           and Length of                 During Past            Overseen by        Held by
Name, Address and Age      Fund Complex           Time Served                  Five Years               Trustee          Trustee
---------------------       ------------   ------------------------    --------------------------    -------------   --------------
ROBERT J. CHRISTIAN(1)      Trustee,       Shall serve until death,    Executive Vice                     48         Wilmington
Date of Birth: 2/49         President,     resignation or removal.     President and                                 Low Volatility
                            Chief          Trustee, President and      Chief Investment                              Fund of Funds
                            Executive      Chairman of the Board       Officer of Wilmington                         (Closed-End
                            Officer and    since October 1998.         Trust Company since                           Registered
                            Chairman of                                February 1996.                                Investment
                            the Board                                  President of Rodney Square                    Company).
                                                                       Management Corporation
                                                                       ("RSMC") from 1996 to
                                                                       2005; Vice President of
                                                                       RSMC since 2005.

FRED FILOON(2)              Trustee        Shall serve until           Senior Vice President,             48         None
520 Madison Avenue                         death, resignation or       Principal of Cramer
New York, NY 10022                         removal. Trustee            Rosenthal McGlynn, LLC
Date of Birth: 3/42                        since November 2004.        since 1991.

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.
(2) Mr. Filoon is an "interested" Trustee by reason of his position as Senior Vice President to Cramer Rosenthal McGlynn, LLC, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                Principal                Fund             Other
                            Position(s)         Term of Office                Occupation(s)             Complex       Directorships
                             Held with           and Length of                 During Past            Overseen by        Held by
Name, Address and Age      Fund Complex           Time Served                  Five Years               Trustee          Trustee
---------------------       ------------   ------------------------    --------------------------    -------------   --------------
INDEPENDENT TRUSTEES
ROBERT H. ARNOLD           Trustee        Shall serve until death,    Founder and                      48         First Potomac
Date of Birth: 3/44                       resignation or removal.     co-manages,                                 Realty Trust
                                          Trustee since May           R. H. Arnold & Co.,                         (real estate
                                          1997.                       Inc. (investment                            investment trust)
                                                                      banking company)
                                                                      since 1989.

DR. ERIC BRUCKER           Trustee        Shall serve until death,    Professor                        48         Wilmington
Date of Birth: 12/41                      resignation or removal.     of Economics                                Low Volatility
                                          Trustee since October       Widener University                          Fund of Funds
                                          1999.                       since July 2004;                            (Closed-End
                                                                      Formally, Dean,                             Registered
                                                                      School of Business                          Investment
                                                                      Administration of                           Company).
                                                                      Widener University
                                                                      from 2001 to 2004;
                                                                      Prior to that, Dean,
                                                                      College of Business,
                                                                      Public Policy and
                                                                      Health at the University
                                                                      of Maine from September
                                                                      1998 to June 2001.

NICHOLAS A. GIORDANO       Trustee        Shall serve until death,    Consultant, financial            48         Wilmington
Date of Birth: 3/43                       resignation or removal.     services organizations                      Low Volatility
                                          Trustee since October       from 1997 to present;                       Fund of Funds
                                          1998.                       Interim President,                          (Closed-end
                                                                      LaSalle University                          Registered
                                                                      from 1998 to 1999.                          Investment
                                                                                                                  Company);
                                                                                                                  Kalmar Pooled
                                                                                                                  Investment Trust;
                                                                                                                  Independence
                                                                                                                  Blue Cross;
                                                                                                                  IntriCon
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  furnaces and
                                                                                                                  ovens).

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================


INDEPENDENT TRUSTEES

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                Principal                Fund             Other
                            Position(s)         Term of Office                Occupation(s)             Complex       Directorships
                             Held with           and Length of                 During Past            Overseen by        Held by
Name, Address and Age      Fund Complex           Time Served                  Five Years               Trustee          Trustee
---------------------       ------------   ------------------------    --------------------------    -------------   --------------
LOUIS KLEIN, JR.                Trustee        Shall serve until death,    Self-employed                  48         WHX
Date of Birth: 5/35                            resignation or removal.     financial consultant                      Corporation
                                               Trustee since October       since 1991.                               (industrial
                                               1999.                                                                 manufacturer);
                                                                                                                     CRM Mutual
                                                                                                                     Fund Trust

CLEMENT C. MOORE, II            Trustee        Shall serve until death,    Managing Partner,              48         CRM Mutual
Date of Birth: 9/44                            resignation or removal.     Mariemont Holdings,                       Fund Trust
                                               Trustee since October       LLC, (real estate
                                               1999.                       holding and
                                                                           development company)
                                                                           since 1980.

JOHN J. QUINDLEN                Trustee        Shall serve until death,    Retired since 1993.            48         None
Date of Birth: 5/32                            resignation or removal.
                                               Trustee since October
                                               1999.

MARK A. SARGENT                 Trustee        Shall serve until death,    Dean and Professor of          48         Wilmington
Date of Birth: 4/51                            resignation or removal.     Law, Villanova                            Low Volatility
                                               Trustee since               University School of                      Fund of Funds
                                               November 2001.              Law since July 1997.                      (Closed-end
                                                                           Associate Dean for                        Registered
                                                                           Academic Affairs                          Investment
                                                                           University of Maryland                    Company).
                                                                           School of Law from
                                                                           1994 to 1997.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================



EXECUTIVE OFFICERS

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                Principal                Fund             Other
                            Position(s)         Term of Office                Occupation(s)             Complex       Directorships
                             Held with           and Length of                 During Past            Overseen by        Held by
Name, Address and Age      Fund Complex           Time Served                  Five Years               Trustee          Trustee
---------------------       ------------   ------------------------    --------------------------    -------------   --------------
ERIC K. CHEUNG          Chief Financial   Shall serve at the         Vice President,                       N/A             N/A
1100 North Market       Officer,          pleasure of the Board      Wilmington Trust
Street                  Vice President    and until successor is     Company Since 1986;
Wilmington, DE 19890    and Treasurer     elected and qualified.     and Vice President and
Date of Birth: 12/54                      Officer since October      Director of Rodney
                                          1998.                      Square Management
                                                                     Corporation since
                                                                     2001.

JOSEPH M. FAHEY, JR.    Vice President    Shall serve at the         Vice President, Rodney                N/A             N/A
1100 North Market                         pleasure of the Board      Square Management
Street                                    and until successor is     Corporation since
Wilmington, DE 19890                      elected and qualified.     1992.
Date of Birth: 1/57                       Officer since November
                                          1999.

WILLIAM P. RICHARDS,    Vice President    Shall serve at the         Managing Director,                    N/A             N/A
JR.                                       pleasure of the Board      Roxbury Capital
100 Wilshire                              and until successor is     Management LLC
Boulevard                                 elected and qualified.     since 1998.
Suite 1000                                Officer since November
Santa Monica, CA                          2004.
90401
Date of Birth: 11/36

ANNA M. BENCROWSKY      Chief             Shall serve at the         Vice President and                    N/A             N/A
1100 North Market       Compliance        pleasure of the Board      Chief Compliance
Street                  Officer           and until successor is     Officer, Rodney Square
Wilmington, DE 19890                      elected and qualified.     Management Corporation
Date of Birth: 5/51                       Officer since September    since 2004; Vice President
                                          2004.                      and Chief Compliance
                                                                     Officer, 1838 Investment
                                                                     Advisors, LP From 1998
                                                                     to 2004; Vice President,
                                                                     Secretary, and Treasurer,
                                                                     1838 Investment Advisors
                                                                     Funds from 1995 to 2004;
                                                                     Vice President and Secretary,
                                                                     1838 Bond--Debenture
                                                                     Trading Fund from
                                                                     1982 to 2004.

CHARLOTTA NILSSON       Secretary         Shall serve at the         Mutual Fund                           N/A             N/A
1100 North Market                         pleasure of the Board      Regulatory Administrator,
Street                                    and until successor is     Wilmington Trust Company
Wilmington, DE 19890                      elected and qualified.     since 2003.
Date of Birth: 9/70                       Officer since February     From 2001 to 2003
                                          2003.                      Regulatory Administrator,
                                                                     PFPC, Inc.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================



VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolios is available, without charge and upon request, on the SEC's website at http:// www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                                  Fred Filoon
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                                Mark A. Sargent

                              --------------------
                                    OFFICERS
                        Robert J. Christian, President/
                            Chief Executive Officer
                          Eric Cheung, Vice President
                       Chief Financial Officer/Treasurer
                      Joseph M. Fahey, Jr., Vice President
                         Charlotta Nilsson,  Secretary
                      Anna M. Bencrowsky, Vice President/
                            Chief Compliance Officer
                    William P. Richards, Jr., Vice President
                              --------------------

                               INVESTMENT ADVISER
                        Roxbury Capital Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
                              --------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------

                                TRANSFER AGENT,
                               ADMINISTRATOR AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                              --------------------



This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Roxbury Funds.


WROX - ANN - 6/05

                            -----------------------
                                    ROXBURY
                            CAPITAL MANAGEMENT, LLC
                            -----------------------



             ----------------------------------------------------




                            -----------------------
                               THE ROXBURY FUNDS
                            -----------------------





                              SMALL CAP GROWTH FUND

                                  MID CAP FUND



             ----------------------------------------------------


                            -----------------------
                                 Annual Report
                                 June 30, 2005
                            -----------------------


             ----------------------------------------------------

                                 THE CRM FUNDS
================================================================================


                    CRM PRESIDENT'S LETTER FOR ANNUAL REPORT

                                   PFPC, Inc.
                                 760 Moore Road
                           King of Prussia, PA 19406
                                 (800) CRM-2883

--------------------------------------------------------------------------------
ANNUAL REPORT                                                     JUNE 30, 2005
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

   For the fiscal year ended June 30, 2005, the Investor Shares of the CRM Small Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund were up 9.46%, 14.90% and 8.16%, respectively. These results compare to 14.39%, 21.80% and 14.06% for the Russell 2000 Value, Russell Mid Cap Value and Russell 1000 Value Indexes, respectively, during this period. The CRM Small/ Mid Cap Value Fund was up 15.70% for the period September 1, 2004 (commencement of operations) to June 30, 2005, compared to the Russell 2500 Value Index which was up 20.85% during this period.

   It is a well-known dictum in the investment world that markets often do what the least number of people think they will do. With oil at record highs and the Fed on a steady course of raising short-term interest rates, who would have expected the 10 year treasury bond rate to remain in the 4% vicinity for most of the year? This seeming paradox resulted in the stock market responding similarly. While energy stocks have lead the market, so too have REITs and utilities, two interest rate sensitive sectors. Housing, of course, has also barreled along with real estate prices now promulgating regular articles in the financial and general press about a "bubble." After a brief sell-off in July and early August of last year, the market regained strength which accelerated after the presidential election was settled. During this period, good performance was turned in by many of the commodity/cyclical stocks as emerging market conditions, particularly in China, created demand for materials and basic industry output.

   For the six months ending June 30th, markets were somewhat flat. While energy and interest sensitive companies turned in good results, more cyclical companies gave up significant ground, particularly in the second calendar quarter. Overall markets, therefore, were mixed with the various stock market indices showing either modestly positive or negative returns. This environment continues with concern centered on the slowing effects of high oil prices and a resolute Fed staying the course on rate increases. With plenty of financial leverage in the economic system, there are some who believe that rates will go up until something "breaks." In the face of these issues, we remain focused on companies who themselves are skillful stewards of our capital. Corporate decision making remains robust as evidenced by increased merger and acquisition activity. Corporate balance sheets are generally well capitalized and private equity investors have plenty of capital to deploy. Change and low expectations are significantly abundant to provide us with a steady flow of investible ideas.

   CRM SMALL CAP VALUE FUND returned 9.46% this past fiscal year. Quanex, Itron, Too, Inc. and Oshkosh Truck were significant contributors to the results. Quanex, a manufacturer of highly engineered steel products, benefited from strong product demand and the introduction of high value-added materials. Itron provides integrated solutions for measuring and communicating information about oil, gas, and water usage. These systems have seen strong demand in this high cost energy environment. Too designs and sells retail branded apparel for teenage girls. The stock has advanced rapidly since mid-May after a similarly sharp decline earlier because of some cautionary statements by management. Subsequent analysis about this seasonally small


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------

quarter determined that management had been too conservative. Oshkosh Truck benefited from strong demand for military trucks as well as specialty commercial and fire emergency vehicles. An improved cost structure has had a very beneficial effect on earnings.

   Skillsoft, Alliance Gaming, and Hanger Orthopedic were the largest detractors. Skillsoft has been hurt by a slower recovery in software for training and a more competitive pricing environment. Alliance Gaming has struggled with the integration of an acquisition consummated last year. Hanger was impacted by changes in insurance reimbursement. The reduced sales had a large negative impact on the earnings of this financially leveraged company.

   THE CRM SMALL/MID CAP VALUE FUND returned 15.70% since its inception on September 1, 2004. The largest contributors were Unova, Arris Group, and Millipore. Unova is benefiting from the adoption of radio frequency identification technology which allows manufacturers and retailers to electronically track inventory. Standards are largely in place and the company announced two important licensing agreements just before the end of the Fund's fiscal year. Arris Group is a manufacturer of equipment for transmitting voice communications over the internet. After a number of false starts, the cable companies are beginning to roll out services to compete with the traditional telephone companies. Millipore provides technologies and equipment used in the discovery, development, and production of pharmaceuticals. Its filtration equipment is particularly applicable in biotechnology.

   Cytec was the largest detractor followed by Dollar Tree Stores and Om Group. Cytec suffered during the sell off in commodity chemical companies in the most recent quarter. It also experienced weaker results in an acquired European resins and coatings business. Dollar Tree continues to transition to larger, more profitable stores. Older locations are dragging down results as low-end consumers are showing the effects of high gasoline prices. Om Group is a leading producer of cobalt and nickel based chemicals. It too sold off during the most recent quarter as pricing came into question in a slowing economy.

   THE CRM MID CAP VALUE FUND returned 14.90% for the fiscal year ended June 30, 2005. TXU Corp. was the largest contributor to results, followed by Questar and Encana. TXU has been a phenomenal restructuring story in the electric utility industry brought about by a new management team. Earnings have improved way beyond Wall Street's expectations, and the stock price has followed. Questar and Encana have both benefited from higher energy prices. Questar's earnings have been driven by the unregulated E&P company hidden alongside the company's gas gathering and local distribution businesses. Encana has been largely a play on Canadian oil and gas exploration and production.

   Manpower, Cytec, and Dollar Tree Stores turned out to be our largest detractors. Since the beginning of `05, Manpower has been in a downtrend as concern about employment trends and temporary help utilization in a slowing economy due to high oil prices and Fed tightening. Cytec suffered during the sell off in commodity chemical companies in the most recent quarter. It also experienced weaker results in an acquired European resins and coatings business. Dollar Tree continues to transition to larger, more profitable stores. Older locations are dragging down results as low-end consumers are showing the effects of high gasoline prices.

   THE CRM LARGE CAP VALUE FUND returned 8.16% for the year ended June 30, 2005. Halliburton, Kohl's and Exxon-Mobil were the largest contributors to results. As a provider of services and products to the energy industry, Halliburton is benefiting indirectly from the high price of oil. Its valuation discount to other oil service companies has narrowed considerably and asbestos and government fraud issues have dissipated. Kohl's has surprised investors with its strong sales and earnings performance. This formerly high flying retail department store has been through a rough patch in the past two years. It now appears that management's merchandising and expansion efforts are taking hold. Exxon-Mobil has quite simply been a beneficiary of everything positive that has occurred in the energy industry as one of the world's largest and most diversified international companies.


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                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------

   The largest detractors were Merck, American International Group, and IBM. Merck, of course, declined sharply after studies showed potential severe cardiovascular risk from Vioxx. The company's determination to withdraw Vioxx from the market cast doubt on FDA approval of a second generation COX-2 inhibitor. A somewhat weak new drug pipeline and generic competition on the horizon exaggerated investors' concerns. An SEC investigation into some of AIG's structured insurance transactions lead to the eventual resignation of the company's long-time CEO, Hank Greenburg. Federal prosecutors continue their investigation while the board institutes tighter corporate governance procedures. IBM suffered a decline in the most recent quarter upon missing earnings expectations due to new product delay, slower contract signings in Services, and weak European operations. The company has consolidated and restructured European operations resulting in a 10-13,000 reduction in headcount.

Sincerely,

CRM Funds

      /s/ Ronald H. McGlynn               /s/ Robert J. Christian
      -----------------------------       ---------------------------
      Ronald H. McGlynn                   Robert J. Christian
      President and CEO                   President
      Cramer Rosenthal McGlynn, LLC       WT Mutual Fund



During the period certain fees and expenses were waived by the Funds' service providers. Without these waivers total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change section of this report.

The views in this report were those of the Funds' manager as of June 30, 2005 and may not reflect the views of the manager on the date that this report is first published or any time thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice.

You should consider the investment objectives, risks, changes and expenses of the CRM Funds carefully before investing. A prospectus with this and other information may be obtained at www.crmfunds.com or at (800) CRM-2883. The prospectus should be read carefully before investing.

Distributed by Professional Funds Distributor, LLC.





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                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM SMALL CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2005

================================================================================

The following information compares the Investor Shares of the CRM Small Cap Value Fund ("Fund") with the performance of the Russell 2000 Index and Russell 2000 Value Index since the Fund's inception on October 1, 1995. The Russell 2000 Index is an unmanaged, capitalization weighted index of 2,000 small capitalization U.S. companies. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to book ratios and lower forecasted growth values. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies. The performance in the below table and graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Investments in small cap securities are subject to risks due to small cap companies being more vulnerable than larger companies to adverse business or economic developments. Small cap securities also may be less liquid and more volatile than securities of larger companies.

  CRM SMALL CAP VALUE FUND VS RUSSELL 2000 INDEX AND RUSSELL 2000 VALUE INDEX*


[GRAPHIC OMITTED]


    --------------------------------------------------------------------------

                                              Average Annual Total Return
                                           --------------------------------
                                           1 Year      5 Years    Inception
                                           ------      -------    ---------
     Small Cap Value Fund                   9.46%       15.82%     14.68%**
     Russell 2000 Index                     9.45%        5.71%      9.11%
     Russell 2000 Value Index              14.39%       16.12%     13.34%

    --------------------------------------------------------------------------

                     Small Cap Value Fund -      Russell 2000      Russell 2000
                         Investor Shares             Index          Value Index
                     ----------------------      ------------      ------------
     10/1/1995             $10,000                $10,000.00        $10,000.00
     6/30/1996             $13,400                $10,770.90        $10,735.06
     6/30/1997             $17,047                $12,529.41        $13,766.86
     6/30/1998             $19,775                $14,597.32        $16,504.02
     6/30/1999             $16,762                $14,816.44        $15,560.55
     6/30/2000             $18,243                $16,938.82        $15,414.97
     6/30/2001             $25,846                $17,035.59        $20,163.12
     6/30/2002             $26,674                $15,571.07        $21,876.21
     6/30/2003             $26,072                $15,315.45        $21,044.89
     6/30/2004             $34,736                $20,425.54        $28,445.62
     6/30/2005             $38,024                $22,355.00        $32,538.70



---------------
* The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.



--------------------------------------------------------------------------------

                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM SMALL CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2005 (CONTINUED)

================================================================================

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.








--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM SMALL/MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2005

================================================================================

The following information compares the Investor Shares of the CRM Small/Mid Cap Value Fund ("Fund") with the performance of the Russell 2500 Value Index and Russell 2500 Index since the Fund's inception on September 1, 2004. The Russell 2500 Value Index is an unmanaged index that measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2500 smallest companies in the Russell 3000 Index. An individual can not directly invest in an index. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies. The performance in the below table and graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Investments in small cap securities are subject to risks due to small cap companies being more vulnerable than larger companies to adverse business or economic developments. Small cap securities also may be less liquid and more volatile than securities of larger companies.

             CRM SMALL/MID CAP VALUE FUND VS RUSSELL 2500 INDEX AND
                           RUSSELL 2500 VALUE INDEX*



[GRAPHIC OMITTED]


    --------------------------------------------------------------------------

                                                 Total Return
                                           ---------------------------
                                                   Inception(1)
                                                   ------------
     Small/Mid Cap Value Fund**                       15.70%
     Russell 2500 Index                               19.99%
     Russell 2500 Value Index                         20.85%

    --------------------------------------------------------------------------



                    Small/Mid Cap Value       Russell 2500    Russell 2500
                  Fund - Investor Shares         Index         Value Index
                 -------------------------    ------------    ------------
       9/1/2004          $10,000               $10,000.00      $10,000.00
      6/30/2005          $11,570               $11,999.88      $12,084.98



---------------
(1) Cumulative return since inception
* The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.








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                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM SMALL/MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2005 (CONTINUED)

================================================================================

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.










--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2005

================================================================================

The following information compares the Investor Shares of the CRM Mid Cap Value Fund ("Fund") with the performance of the Russell MidCap Index and Russell MidCap Value Index since the Fund's inception on September 20, 2000. The Russell MidCap Index measures the performance of 800 of the smallest companies in the Russell 1000 Index, which is an unmanaged index, capitalization weighted index of 1,000 large capitalization U.S. companies. The Russell MidCap Value Index measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies. The performance in the below table and graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

 CRM MID CAP VALUE FUND VS RUSSELL MIDCAP INDEX AND RUSSELL MIDCAP VALUE INDEX*


[GRAPHIC OMITTED]

    --------------------------------------------------------------------------

                                              Average Annual Total Return
                                           --------------------------------
                                                 1 Year        Inception
                                                 ------        ---------
     Mid Cap Value Fund                           14.90%         16.24%
     Russell MidCap Index                         17.12%          6.26%
     Russell MidCap Value Index                   21.80%         13.48%

    --------------------------------------------------------------------------



                   Mid Cap Value Fund -                           Russell MidCap
                     Investor Shares       Russell MidCap Index     Value Index
                   --------------------    --------------------   --------------
      9/20/2000         $10,000                 $10,000.00          $10,000.00
      6/30/2001         $12,730                 $ 9,452.35          $11,301.84
      6/30/2002         $13,344                 $ 8,580.10          $11,518.79
      6/30/2003         $13,202                 $ 8,806.09          $11,445.44
      6/30/2004         $17,851                 $11,393.86          $14,972.15
      6/30/2005         $20,512                 $13,344.20          $18,235.37



---------------
* The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.




--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2005 (CONTINUED)

================================================================================

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.









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                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM LARGE CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2005

================================================================================

The following information compares the Investor Shares of the CRM Large Cap Value Fund ("Fund") with the performance of the Standard and Poor's 500 Composite Index ("S&P 500") and Russell 1000 Value Index since the Fund's inception on August 25, 1998. The S&P 500 and Russell 1000 Value Index are unmanaged stock market indices and reflect the reinvestment of dividends. The indices exclude the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. The performance in the below table and graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

    CRM LARGE CAP VALUE FUND VS S&P 500 INDEX AND RUSSELL 1000 VALUE INDEX*


[GRAPHIC OMITTED]

    --------------------------------------------------------------------------

                                              Average Annual Total Return
                                           --------------------------------
                                           1 Year      5 Years    Inception
                                           ------      -------    ---------
     Large Cap Value Fund**                 8.16%        0.65%      3.05%
     S&P 500 Index                          6.32%      (2.37)%      4.82%
     Russell 1000 Value Index              14.06%        6.56%      8.46%

    --------------------------------------------------------------------------


                          Large Cap                                Russell 1000
                          Value Fund            S&P 500 Index      Value Index
                         ------------           -------------      ------------
     8/25/1998             $10,000                $10,000.00        $10,000.00
     6/30/1999             $12,240                $14,504.95        $13,916.84
     6/30/2000             $11,891                $15,556.46        $12,675.55
     6/30/2001             $12,893                $13,249.36        $13,985.51
     6/30/2002             $ 9,745                $10,866.09        $12,733.45
     6/30/2003             $ 9,796                $10,893.74        $12,603.11
     6/30/2004             $11,354                $12,975.19        $15,266.68
     6/30/2005             $12,280                $13,794.45        $17,413.03



---------------
* The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
CRM LARGE CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2005 (CONTINUED)

================================================================================

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.










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                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
EXPENSE DISCLOSURE


================================================================================

DISCLOSURE OF FUND EXPENSES


The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.
    o ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
    o HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

EXPENSE TABLES


                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     1/01/05      6/30/05      Ratio(1)     Period*
                                                                                    ---------    ---------    ----------   --------
CRM Small Cap Value Fund - Investor Shares
Actual Fund Return ..............................................................   $1,000.00    $1,004.20       1.23%       $6.11
Hypothetical 5% Return ..........................................................   $1,000.00    $1,018.69       1.23%       $6.16



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                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
EXPENSE DISCLOSURE (CONTINUED)


================================================================================



                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     01/01/05     6/30/05      Ratio(1)     Period*
                                                                                    ---------    ---------    ----------   --------
CRM Small/Mid Cap Value Fund - Investor Shares
Actual Fund Return ..............................................................   $1,000.00    $  993.10       1.50%       $7.41
Hypothetical 5% Return ..........................................................   $1,000.00    $1,017.39       1.50%       $7.46

CRM Mid Cap Value Fund - Investor Shares
Actual Fund Return ..............................................................   $1,000.00    $1,015.60       1.19%       $5.95
Hypothetical 5% Return ..........................................................   $1,000.00    $1,018.89       1.19%       $5.96

CRM Large Cap Value Fund - Investor Shares
Actual Fund Return ..............................................................   $1,000.00    $  983.50       1.42%       $6.94
Hypothetical 5% Return ..........................................................   $1,000.00    $1,017.79       1.42%       $7.06

---------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(1) During the period presented, the CRM Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Value Fund each operated as a feeder fund in a master-feeder structure and invested 100% of their investable assets in a corresponding series of WT Investment Trust I. The "Annualized Expense Ratio" includes expenses allocated from their respective series. Effective July 1, 2005, the Funds no longer operate in a master-feeder structure.





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                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS


================================================================================

PORTFOLIO HOLDINGS
JUNE 30, 2005

As of June 30, 2005, 100% of The CRM Small Cap Value, Small/Mid Cap Value, Mid Cap Value and Large Cap Value Funds' investable assets were invested in a corresponding series of WT Investment Trust I. The following tables present a summary of the portfolio holdings of each of the corresponding series of the WT Investment Trust I as a percent of their total investments.

SMALL CAP VALUE SERIES
----------------------
Common stocks
 Manufacturing ....................................................   23.7%
 Wholesale & Retail Trade .........................................   17.1%
 Services .........................................................   11.9%
 Finance & Insurance ..............................................   11.4%
 Computer Services ................................................    5.4%
 Electric, Gas, Water & Utilities .................................    5.1%
 Oil & Gas ........................................................    4.0%
 Healthcare .......................................................    3.8%
 Consumer Discretionary ...........................................    3.1%
 Transportation ...................................................    3.0%
 Technology .......................................................    2.9%
 Communication & Broadcasting .....................................    2.1%
 Real Estate Investment Trusts ....................................    1.7%
 Aerospace ........................................................    1.5%
 Entertainment & Leisure ..........................................    1.3%
Short-Term Investments ............................................    2.0%
                                                                     -----
                                                                     100.0%
                                                                     =====





--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS (CONTINUED)


================================================================================

SMALL/MID CAP VALUE SERIES
--------------------------
Common stocks
 Manufacturing .....................................................  25.9%
 Finance & Insurance ...............................................  19.0%
 Wholesale & Retail Trade ..........................................  10.1%
 Services ..........................................................   8.0%
 Healthcare ........................................................   6.1%
 Aerospace & Defense ...............................................   5.3%
 Oil & Gas .........................................................   4.6%
 Electric, Gas, Water & Utilities ..................................   3.0%
 Computer Services .................................................   2.3%
 Transportation ....................................................   2.0%
 Real Estate .......................................................   2.0%
 Entertainment & Leisure ...........................................   1.7%
 Consumer Products .................................................   1.3%
 Information Technology ............................................   1.2%
Short-Term Investments .............................................   7.1%
U.S. Treasury Obligations ..........................................   0.4%
                                                                     -----
                                                                     100.0%
                                                                     =====

MID CAP VALUE SERIES
--------------------
Common stocks
 Manufacturing .....................................................   18.6%
 Finance & Insurance ...............................................   17.6%
 Services ..........................................................    9.3%
 Healthcare ........................................................    8.9%
 Wholesale & Retail Trade ..........................................    7.8%
 Electric, Gas, Water & Utilities ..................................    7.2%
 Transportation ....................................................    6.8%
 Oil & Gas .........................................................    4.9%
 Entertainment & Leisure ...........................................    3.9%
 Consumer Products .................................................    2.1%
 Aerospace & Defense ...............................................    1.9%
 Communication & Broadcasting ......................................    1.6%
 Computer Services .................................................    1.4%
 Computer Services & Software ......................................    0.7%
Exchange Traded Funds ..............................................    0.6%
Short-Term Investments .............................................    3.8%
U.S. Treasury Obligations ..........................................    2.9%
                                                                      -----
                                                                      100.0%
                                                                      =====



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS (CONTINUED)


================================================================================

LARGE CAP VALUE SERIES
----------------------
Common stocks
 Finance & Insurance ..............................................   22.2%
 Manufacturing ....................................................   21.9%
 Wholesale & Retail Trade .........................................   11.4%
 Oil & Gas ........................................................   10.3%
 Computer Services ................................................    6.3%
 Services .........................................................    5.7%
 Aerospace & Defense ..............................................    4.2%
 Transportation ...................................................    3.5%
 Entertainment & Leisure ..........................................    3.2%
 Electric, Gas, Water & Utilities .................................    3.0%
 Consumer Products ................................................    2.5%
 Healthcare .......................................................    1.5%
Short-Term Investments ............................................    4.3%
                                                                     -----
                                                                     100.0%
                                                                     =====


DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).







--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005

================================================================================


                                                                        SMALL CAP     SMALL/MID CAP       MID CAP        LARGE CAP
                                                                       VALUE FUND       VALUE FUND       VALUE FUND      VALUE FUND
                                                                      ------------     -----------     --------------   -----------
ASSETS
 Investment in Series, at value ...................................   $732,510,220     $32,156,321     $1,675,003,176   $22,389,504
 Receivable for Fund shares sold ..................................        582,846          18,390          7,796,194            --
 Receivable for investment in Series withdrawn ....................        724,589          36,882          2,261,569       115,344
 Other assets .....................................................         41,315             530             79,279         1,086
                                                                      ------------     -----------     --------------   -----------
Total assets ......................................................    733,858,970      32,212,123      1,685,140,218    22,505,934
                                                                      ------------     -----------     --------------   -----------
LIABILITIES
 Payable for Fund shares redeemed .................................        724,589          36,882          2,261,569       115,344
 Payable for investment in Series .................................        582,846          18,390          7,796,194            --
 Accrued expenses .................................................        137,598           6,016            275,677        10,461
                                                                      ------------     -----------     --------------   -----------
Total liabilities .................................................      1,445,033          61,288         10,333,440       125,805
                                                                      ------------     -----------     --------------   -----------
NET ASSETS ........................................................   $732,413,937     $32,150,835     $1,674,806,778   $22,380,129
                                                                      ============     ===========     ==============   ===========
COMPONENTS OF NET ASSETS
 Paid in capital ..................................................   $557,248,224     $31,025,510     $1,490,445,481   $20,947,104
 Undistributed net investment income
   (accumulated loss)..............................................            (57)         98,612         12,056,990       124,473
 Accumulated net realized gain (loss) on investments ..............     53,074,591          60,742         17,020,047    (1,449,712)
 Net unrealized appreciation on investments .......................    122,091,179         965,971        155,284,260     2,758,264
                                                                      ------------     -----------     --------------   -----------
NET ASSETS ........................................................   $732,413,937     $32,150,835     $1,674,806,778   $22,380,129
                                                                      ============     ===========     ==============   ===========
NET ASSETS BY SHARE CLASS
 Investor Shares ..................................................   $273,817,288     $25,566,401     $  632,006,224   $22,380,129
 Institutional Shares .............................................    458,596,649       6,584,434      1,028,599,540            --
 Retail Shares ....................................................             --              --         14,201,014            --
                                                                      ------------     -----------     --------------   -----------
NET ASSETS ........................................................   $732,413,937     $32,150,835     $1,674,806,778   $22,380,129
                                                                      ============     ===========     ==============   ===========
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING
 ($0.01 par value, unlimited authorized shares)
 Investor Shares ..................................................     10,369,814       2,209,126         24,230,482     1,882,239
 Institutional Shares .............................................     16,841,348         567,737         38,918,312            --
 Retail Shares ....................................................             --              --            543,666            --

NET ASSET VALUE (OFFERING PRICE AND
 REDEMPTION PRICE) PER SHARE
 Investor Shares ..................................................         $26.41          $11.57             $26.08        $11.89
 Institutional Shares .............................................         $27.23          $11.60             $26.43            --
 Retail Shares ....................................................             --              --             $26.12            --





--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2005

================================================================================


                                                                           SMALL CAP     SMALL MID/CAP      MID CAP       LARGE CAP
                                                                           VALUE FUND    VALUE FUND(1)     VALUE FUND    VALUE FUND
                                                                          -----------    -------------    ------------   ----------
NET INVESTMENT INCOME (LOSS) FROM SERIES
 Dividends (net of foreign tax withheld)                                  $ 5,132,640      $  214,388     $ 23,515,327   $  363,338
 Interest .............................................................       423,039          19,093        1,688,602       10,212
 Securities lending income ............................................        46,544              --          173,790        1,428
 Expenses .............................................................    (5,932,845)       (114,888)(2)   (8,652,040)    (128,677)
                                                                          -----------      ----------     ------------   ----------
   Net investment income (loss) from Series............................      (330,622)        118,593       16,725,679      246,301
                                                                          -----------      ----------     ------------   ----------
EXPENSES
 Shareholder services-Investor Shares .................................       685,282          15,363          945,207       43,572
 Shareholder services-Retail Shares ...................................            --              --           22,836           --
 Administration and accounting fees ...................................        55,260          43,060           69,074       41,445
 Transfer agent fees ..................................................       225,117           3,600          327,784        7,601
 Professional fees ....................................................        51,041          11,904           53,643       13,657
 Registration fees ....................................................        47,250          40,753           99,573       29,390
 Trustee fees and expenses ............................................        13,192           9,856           13,215       13,135
 Compliance services ..................................................        35,545             609           59,129          922
 Distribution fees-Retail Shares ......................................            --              --           13,701           --
 Shareholder reports ..................................................       142,657          15,360          190,267        2,405
 Miscellaneous ........................................................       105,486           7,695          120,499        8,181
                                                                          -----------      ----------     ------------   ----------
Total expenses ........................................................     1,360,830         148,200        1,914,928      160,308
 Expenses reimbursed ..................................................            --         (86,154)              --           --
 Administration and accounting fees waived-Investor
   Shares..............................................................            --         (21,756)              --      (41,445)
 Administration and accounting fees waived-Institutional
   Shares..............................................................            --         (20,309)              --           --
 Administration and accounting fees waived-Retail Shares ..............            --              --          (13,816)          --
                                                                          -----------      ----------     ------------   ----------
   Net expenses........................................................     1,360,830          19,981        1,901,112      118,863
                                                                          -----------      ----------     ------------   ----------
NET INVESTMENT INCOME (LOSS) ..........................................    (1,691,452)         98,612       14,824,567      127,438
                                                                          -----------      ----------     ------------   ----------
REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS FROM SERIES
 Net realized gain (loss) from investments ............................    65,247,924          60,742       23,514,155      247,349
 Net change in unrealized appreciation (depreciation)
   of investments......................................................      (466,860)        965,971       98,822,489      875,577
                                                                          -----------      ----------     ------------   ----------
Net realized and unrealized gain on investments from Series ...........    64,781,064       1,026,713      122,336,644    1,122,926
                                                                          -----------      ----------     ------------   ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ............................................   $63,089,612      $1,125,325     $137,161,211   $1,250,364
                                                                          ===========      ==========     ============   ==========

---------------
(1) For the period September 1, 2004 (commencement of operations) through June 30, 2005.
(2) Expenses from the Small/Mid Cap Series are shown net of $6,680 of fees waived.



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                        SMALL CAP VALUE FUND
                                                    ----------------------------
                                                     YEAR ENDED      YEAR ENDED
                                                      JUNE 30,        JUNE 30,
                                                        2005            2004
                                                    ------------   -------------
NET ASSETS -- BEGINNING OF PERIOD ..............    $643,778,580   $ 379,250,902
                                                    ------------   -------------
OPERATIONS
 Net investment loss ...........................      (1,691,452)     (2,294,003)
 Net realized gain from investments ............      65,247,924      75,953,310
 Net change in unrealized appreciation
  (depreciation) of investments.................        (466,860)     60,856,357
                                                    ------------   -------------
   Net increase in net assets resulting from
    operations..................................      63,089,612     134,515,664
                                                    ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net realized gain on investments -- Investor
  Shares........................................     (24,506,720)             --
 Net realized gain on investments --
  Institutional Shares..........................     (37,144,937)             --
                                                    ------------   -------------
   Total distributions to shareholders..........     (61,651,657)             --
                                                    ------------   -------------
CAPITAL SHARE TRANSACTIONS
 Sale of shares -- Investor Shares .............      48,115,783     158,626,199
 Sale of shares -- Institutional Shares ........     139,957,662     143,309,775
 Reinvestment of distributions -- Investor
  Shares........................................      22,915,094              --
 Reinvestment of distributions -- Institutional
  Shares........................................      33,187,471              --
 Redemptions of shares -- Investor Shares ......     (79,147,894)   (120,961,737)
 Redemptions of shares -- Institutional Shares .     (77,830,714)    (50,962,223)
                                                    ------------   -------------
   Net increase from capital share transactions.      87,197,402     130,012,014
                                                    ------------   -------------
   Total increase in net assets.................      88,635,357     264,527,678
                                                    ------------   -------------
NET ASSETS -- END OF PERIOD ....................    $732,413,937   $ 643,778,580
                                                    ============   =============
Undistributed net investment income
  (accumulated loss)............................    $        (57)  $      (3,028)
                                                    ============   =============

CAPITAL SHARE TRANSACTIONS                             SHARES          SHARES
                                                    ------------   -------------
 Sale of shares -- Investor Shares .............       1,873,785       6,616,151
 Sale of shares -- Institutional Shares ........       5,176,756       5,667,567
 Reinvestment of distributions -- Investor
  Shares........................................         889,561              --
 Reinvestment of distributions -- Institutional
  Shares........................................       1,250,941              --
 Redemptions of shares -- Investor Shares ......      (3,105,368)     (5,076,318)
 Redemptions of shares -- Institutional Shares .      (2,968,186)     (2,067,724)
                                                    ------------   -------------
   Net increase in shares.......................       3,117,489       5,139,676
                                                    ============   =============



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================


                                                        SMALL/MID CAP VALUE FUND
                                                               -----------
                                                             FOR THE PERIOD
                                                              SEPTEMBER 1,
                                                                  2004(1)
                                                                 THROUGH
                                                              JUNE 30, 2005
                                                               -----------
NET ASSETS -- BEGINNING OF PERIOD ...................          $         -
                                                               -----------
OPERATIONS
 Net investment income ..............................               98,612
 Net realized gain from investments .................               60,742
 Net change in unrealized appreciation
  (depreciation) of investments......................              965,971
                                                               -----------
   Net increase in net assets resulting from
    operations.......................................            1,125,325
                                                               -----------
CAPITAL SHARE TRANSACTIONS
 Sale of shares -- Investor Shares ..................           25,555,588
 Sale of shares -- Institutional Shares .............            6,056,356
 Redemptions of shares -- Investor Shares ...........             (544,442)
 Redemptions of shares -- Institutional Shares ......              (41,992)
                                                               -----------
   Net increase from capital share transactions .....           31,025,510
                                                               -----------
   Total increase in net assets .....................           32,150,835
                                                               -----------
NET ASSETS -- END OF PERIOD .........................          $32,150,835
                                                               ===========
Undistributed net investment income .................          $    98,612
                                                               ===========

CAPITAL SHARE TRANSACTIONS                                       SHARES
                                                               -----------
 Sale of shares -- Investor Shares ..................            2,257,887
 Sale of shares -- Institutional Shares .............              571,367
 Redemptions of shares -- Investor Shares ...........              (48,761)
 Redemptions of shares -- Institutional Shares ......               (3,630)
                                                               -----------
   Net increase in shares ...........................            2,776,863
                                                               ===========

---------------
(1) Commencement of operations.





--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================


                                                        MID CAP VALUE FUND
                                                   -----------------------------
                                                     YEAR ENDED      YEAR ENDED
                                                      JUNE 30,        JUNE 30,
                                                        2005            2004
                                                   --------------   ------------
NET ASSETS -- BEGINNING OF PERIOD .............    $  479,687,694   $169,221,991
                                                   --------------   ------------
OPERATIONS
 Net investment income ........................        14,824,567        252,458
 Net realized gain from investments ...........        23,514,155     44,458,501
 Net change in unrealized appreciation
  (depreciation) of investments................        98,822,489     33,851,877
                                                   --------------   ------------
   Net increase in net assets resulting from
    operations.................................       137,161,211     78,562,836
                                                   --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income -- Investor Shares .....        (1,062,796)       (71,306)
 Net investment income -- Institutional Shares         (1,927,595)      (214,919)
 Net investment income -- Retail Shares .......           (28,627)        (3,117)
 Net realized gain on investments -- Investor
  Shares.......................................       (12,703,403)            --
 Net realized gain on investments --
  Institutional Shares.........................       (23,040,169)            --
 Net realized gain on investments -- Retail
  Shares.......................................          (342,169)            --
                                                   --------------   ------------
   Total distributions to shareholders.........       (39,104,759)      (289,342)
                                                   --------------   ------------
CAPITAL SHARE TRANSACTIONS
 Sale of shares -- Investor Shares ............       551,420,436     83,504,881
 Sale of shares -- Institutional Shares .......       718,664,410    182,725,983
 Sale of shares -- Retail Shares ..............         9,264,323      4,368,932
 Reinvestment of distributions -- Investor
  Shares.......................................        11,858,487         34,679
 Reinvestment of distributions --
  Institutional Shares.........................        20,745,791        187,947
 Reinvestment of distributions -- Retail
  Shares.......................................           370,795          3,117
 Redemptions of shares -- Investor Shares .....      (102,200,436)    (8,814,459)
 Redemptions of shares -- Institutional Shares       (111,529,071)   (29,277,156)
 Redemptions of shares -- Retail Shares .......        (1,532,103)      (541,715)
                                                   --------------   ------------
   Net increase from capital share transactions     1,097,062,632    232,192,209
                                                   --------------   ------------
   Total increase in net assets................     1,195,119,084    310,465,703
                                                   --------------   ------------
NET ASSETS -- END OF PERIOD ...................    $1,674,806,778   $479,687,694
                                                   ==============   ============
Undistributed net investment income ...........    $   12,056,990   $    251,332
                                                   ==============   ============

                                                       SHARES          SHARES
                                                   --------------   ------------
CAPITAL SHARE TRANSACTIONS
 Sale of shares -- Investor Shares ............        22,100,363      3,768,236
 Sale of shares -- Institutional Shares .......        28,490,778      8,314,955
 Sale of shares -- Retail Shares ..............           367,219        204,776
 Reinvestment of distributions -- Investor
  Shares.......................................           468,160          1,670
 Reinvestment of distributions --
  Institutional Shares.........................           809,118          8,993
 Reinvestment of distributions -- Retail
  Shares.......................................            14,604            150
 Redemptions of shares -- Investor Shares .....        (4,111,319)      (418,995)
 Redemptions of shares -- Institutional Shares         (4,454,744)    (1,363,056)
 Redemptions of shares -- Retail Shares .......           (62,093)       (25,024)
                                                   --------------   ------------
   Net increase in shares......................        43,622,086     10,491,705
                                                   ==============   ============



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================


                                                         LARGE CAP VALUE FUND
                                                       -------------------------
                                                       YEAR ENDED     YEAR ENDED
                                                        JUNE 30,       JUNE 30,
                                                          2005           2004
                                                       -----------   -----------
NET ASSETS -- BEGINNING OF PERIOD .................    $14,634,583   $ 8,775,563
                                                       -----------   -----------
OPERATIONS
 Net investment income ............................        127,438        54,268
 Net realized gain from investments ...............        247,349       250,941
 Net change in unrealized appreciation
  (depreciation) of investments....................        875,577     1,487,912
                                                       -----------   -----------
   Net increase in net assets resulting from
    operations.....................................      1,250,364     1,793,121
                                                       -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income -- Investor Shares .........        (57,166)      (29,744)
                                                       -----------   -----------
   Total distributions to shareholders.............        (57,166)      (29,744)
                                                       -----------   -----------
CAPITAL SHARE TRANSACTIONS
 Sale of shares -- Investor Shares ................      8,771,037     5,435,653
 Reinvestment of distributions -- Investor Shares .         43,371        23,314
 Redemptions of shares -- Investor Shares .........     (2,262,060)   (1,363,324)
                                                       -----------   -----------
   Net increase from capital share transactions....      6,552,348     4,095,643
                                                       -----------   -----------
   Total increase in net assets....................      7,745,546     5,859,020
                                                       -----------   -----------
NET ASSETS -- END OF PERIOD .......................    $22,380,129   $14,634,583
                                                       ===========   ===========
Undistributed net investment income ...............    $   124,473   $    54,201
                                                       ===========   ===========

                                                         SHARES         SHARES
                                                       -----------   -----------
CAPITAL SHARE TRANSACTIONS
 Sale of shares -- Investor Shares ................        746,096       534,127
 Reinvestment of distributions -- Investor Shares .          3,623         2,272
 Redemptions of shares -- Investor Shares .........       (194,848)     (129,353)
                                                       -----------   -----------
   Net increase in shares..........................        554,871       407,046
                                                       ===========   ===========



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS


================================================================================

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                                                     SMALL CAP VALUE FUND -- INVESTOR SHARES
                                                                             ------------------------------------------------------
                                                                                       FOR THE FISCAL YEARS ENDED JUNE 30,
                                                                             ------------------------------------------------------
                                                                               2005       2004        2003        2002       2001
                                                                             --------   --------    --------    --------   --------
Net asset value -- Beginning of Period...................................    $  26.34   $  19.77    $  21.00    $  21.93   $  16.26
                                                                             --------   --------    --------    --------   --------
Investment operations:
 Net investment income (loss)............................................       (0.10)(a)  (0.14)(a)   (0.07)(a)   (0.01)(a)   0.10
 Net realized and unrealized gain (loss) on investments..................        2.53       6.71       (0.52)       0.66       6.40
                                                                             --------   --------    --------    --------   --------
   Total from investment operations......................................        2.43       6.57       (0.59)       0.65       6.50
                                                                             --------   --------    --------    --------   --------
Distributions to shareholders:
 From net investment income..............................................          --         --       (0.02)      (0.10)     (0.02)
 From net realized gain on investments...................................       (2.36)        --       (0.62)      (1.48)     (0.81)
                                                                             --------   --------    --------    --------   --------
Total distributions to shareholders......................................       (2.36)        --       (0.64)      (1.58)     (0.83)
                                                                             --------   --------    --------    --------   --------
Net asset value -- End of Period.........................................    $  26.41   $  26.34    $  19.77    $  21.00   $  21.93
                                                                             ========   ========    ========    ========   ========
Total Return.............................................................       9.46%     33.23%       (2.26)%     3.21%     41.67%
Ratios/Supplemental Data(b)
Ratios to average net assets:
   Expenses..............................................................       1.22%      1.22%       1.27%       1.26%      1.28%
   Net investment income (loss)..........................................     (0.40)%    (0.58)%     (0.39)%     (0.05)%      0.66%
Portfolio turnover rate..................................................         84%        77%         74%         61%        90%
Net assets at end of period (000's omitted)..............................    $273,817   $282,119    $181,296    $215,820   $134,778

---------------
(a) The net investment loss per share was calculated using the average shares outstanding method.
(b) For the periods presented, the Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Value Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.




--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS


================================================================================


                                                               SMALL/MID CAP
                                                               VALUE FUND --
                                                              INVESTOR SHARES
                                                           ---------------------
                                                               FOR THE PERIOD
                                                           SEPTEMBER 1, 2004 (a)
                                                                  THROUGH
                                                               JUNE 30, 2005
                                                           ---------------------
Net asset value -- Beginning of Period .................          $ 10.00
                                                                  -------
Investment operations:
 Net investment income .................................             0.12(b)
 Net realized and unrealized gain on investments .......             1.45
                                                                  -------
   Total from investment operations ....................             1.57
                                                                  -------
Net asset value -- End of Period .......................          $ 11.57
                                                                  =======
Total Return ...........................................           15.70%(c)
Ratios/Supplemental Data: (e)
Ratios to average net assets
   Expenses, including reimbursement/waiver ............            1.50%(d)
   Expenses, excluding reimbursement/waiver ............            2.59%(d)
   Net investment income, including reimbursement/
    waiver..............................................            1.28%(d)
Portfolio turnover rate ................................              71%(c)
Net assets at end of period (000's omitted) ............          $25,566

---------------
(a) Inception of Investor Share class.
(b) The net investment income per share was calculated using the average shares outstanding method.
(c) Not annualized.
(d) Annualized.
(e) For the period presented, the Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated from the master fund, WT-Investment Trust I -- Small/Mid Cap Value Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.




--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS


================================================================================


                                                                                    MID CAP VALUE FUND -- INVESTOR SHARES
                                                                         ----------------------------------------------------------
                                                                                 FOR THE FISCAL YEARS ENDED
                                                                                          JUNE 30,                     PERIOD ENDED
                                                                          ------------------------------------------     JUNE 30,
                                                                           2005       2004        2003        2002        2001(a)
                                                                         --------   --------    --------    --------      -------
Net asset value -- Beginning of Period...............................    $  23.73   $  17.57    $  17.85    $  18.15      $ 14.84
                                                                         --------   --------    --------    --------      -------
Investment operations:
 Net investment income (loss)........................................        0.33(b)    (.02)(b)    0.01       (0.04)(b)     0.07
 Net realized and unrealized gain (loss) on investments..............        3.17       6.20       (0.21)       0.92         3.87
                                                                         --------   --------    --------    --------      -------
   Total from investment operations..................................        3.50       6.18       (0.20)       0.88         3.94
                                                                         --------   --------    --------    --------      -------
Distributions to shareholders:
 From net investment income..........................................       (0.09)     (0.02)         --       (0.03)       (0.06)
 From net realized gain on investments...............................       (1.06)        --       (0.08)      (1.15)       (0.57)
                                                                         --------   --------    --------    --------      -------
   Total distributions to shareholders...............................       (1.15)     (0.02)      (0.08)      (1.18)       (0.63)
                                                                         --------   --------    --------    --------      -------
Net asset value -- End of Period.....................................    $  26.08   $  23.73    $  17.57    $  17.85      $ 18.15
                                                                         ========   ========    ========    ========      =======
Total Return.........................................................      14.90%     35.22%     (1.07)%       4.82%       27.30%(c)
Ratios/Supplemental Data(e)
Ratios to average net assets:
   Expenses, including reimbursement/waiver..........................       1.20%      1.28%       1.37%       1.37%        1.50%(d)
   Expenses, excluding reimbursement/waiver..........................       1.20%      1.28%       1.40%       1.43%        1.88%(d)
   Net investment income (loss), including
    reimbursement/waiver.............................................       1.31%    (0.10)%       0.04%     (0.25)%        0.31%(d)
Portfolio turnover rate..............................................        112%       152%        142%        143%         163%(c)
Net assets at end of period (000's omitted)..........................    $632,006   $136,994    $ 42,554    $ 48,086      $11,954

---------------
(a) For the period September 20, 2000 (inception of Investor Share class) through June 30, 2001.
(b) The net investment income (loss) per share was calculated using the average shares outstanding method.
(c) Not annualized.
(d) Annualized.
(e) For the periods presented, the Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated from the master fund, WT Investment Trust I -- Mid Cap Value Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.




--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS


================================================================================


                                                                                       LARGE CAP VALUE FUND -- INVESTOR SHARES
                                                                                  -------------------------------------------------
                                                                                         FOR THE FISCAL YEARS ENDED JUNE 30,
                                                                                  -------------------------------------------------
                                                                                   2005       2004      2003       2002       2001
                                                                                  -------   -------    ------    ---------   ------
Net asset value -- Beginning of Period........................................    $ 11.03   $  9.54    $ 9.50    $   12.60   $11.63
                                                                                  -------   -------    ------    ---------   ------
Investment operations:
 Net investment income........................................................       0.07      0.05      0.04         0.01     0.03
 Net realized and unrealized gain (loss) on investments.......................       0.83      1.46      0.01        (3.08)    0.95
                                                                                  -------   -------    ------    ---------   ------
   Total from investment operations...........................................       0.90      1.51      0.05        (3.07)    0.98
                                                                                  -------   -------    ------    ---------   ------
Distributions to shareholders:
 From net investment income...................................................      (0.04)    (0.02)    (0.01)       (0.03)   (0.01)
                                                                                  -------   -------    ------    ---------   ------
   Total distributions to shareholders........................................      (0.04)    (0.02)    (0.01)       (0.03)   (0.01)
                                                                                  -------   -------    ------    ---------   ------
Net asset value -- End of Period..............................................    $ 11.89   $ 11.03    $ 9.54    $    9.50   $12.60
                                                                                  =======   =======    ======    =========   ======
Total Return..................................................................      8.16%    15.90%     0.53%     (24.42)%    8.43%
Ratios/Supplemental Data(a)
Ratios to average net assets:
   Expenses, including reimbursement/waiver...................................      1.42%     1.49%     1.50%        1.50%    1.50%
   Expenses, excluding reimbursement/waiver...................................      1.65%     1.97%     2.90%        2.36%    2.28%
   Net investment income, including reimbursement/waiver......................      0.73%     0.45%     0.49%        0.09%    0.24%
Portfolio turnover rate.......................................................        28%       26%       87%         100%     109%
Net assets at end of period (000's omitted)...................................    $22,380   $14,635    $8,776    $   6,828   $7,817

---------------
(a) For the periods presented, the Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated from the master fund, WT Investment Trust I -- Large Cap Value Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.






--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS


================================================================================

1. DESCRIPTION OF THE FUND. CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, and CRM Large Cap Value Fund (each a "Fund" and collectively the "Funds") are series of WT Mutual Fund ("WT Fund"). The CRM Small/Mid Cap Value Fund commenced operations on September 1, 2004. WT Fund is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Funds. Information regarding other series of WT Fund is contained in separate reports to their shareholders.

   The Funds offer three classes of shares: Investor Shares, Institutional Shares and Retail Shares. Institutional Shares are offered only to those investors who invest in the Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor and Retail Shares are available to all investors and are subject to a shareholder servicing fee. Retail Shares are also subject to a 12b-1 distribution fee. Information regarding the Institutional and Retail Shares are included in separate shareholder reports.

   During the periods covered by this report, each Fund sought to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Fund. The performance of each Fund was directly affected by the performance of its corresponding Series. As of June 30, 2005, CRM Small Cap Value Fund owned approximately 95% of its respective Series, CRM Small/Mid Cap Value Fund and CRM Mid Cap Value Fund owned approximately 100% of their respective Series, and Large Cap Value Fund owned approximately 32% of its respective Series. The financial statements of each Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   As described in Note 6, effective July 1, 2005, the Funds' investment structures were changed.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

   Valuation of Investment in Series. Valuation of each Fund's investment in its respective Series is based on the underlying securities held by that Series. Each Fund is allocated its portion of its respective Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   Investment Income. Each Fund records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Fund records it own expenses as incurred. Common expenses of WT Fund are allocated on a pro rata basis among the series based on relative net assets. Investment income, common expenses and realized and unrealized gains and losses on investments are allocated among each Fund's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

   Distributions to Shareholders. Distributions from net investment income and realized gains, if any, are declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Funds do not incur an advisory fee directly, but indirectly through their investments in the Series. The investment adviser to each Series is Cramer Rosenthal McGlynn, LLC ("CRM"). The advisory and other fees charged to the Series are discussed in the notes to the Series' financial statements.

   Effective November 19, 2004, Rodney Square Management Corporation ("RSMC"), an affiliate of CRM, provides compliance services to the Funds pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of each Fund's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statements of operations.

   Prior to September 30, 2004, RSMC served as administrator and accounting agent to each Fund. For the period July 1, 2004 to September 30, 2004, RSMC was paid $18,000 and $22,500 by the CRM Small Cap Value and CRM Mid Cap Value Funds, respectively.

   The Board of Trustees has adopted a Shareholder Servicing Plan which allows the Funds to obtain the services of CRM and other qualified financial institutions to act as shareholder servicing agents for their customers. Under the plan, each Fund pays shareholder servicing agents, including CRM, up to an annual rate of 0.25% of average daily net assets of the Fund's Investor Shares.

   CRM has contractually agreed to reimburse certain Fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more that 1.50% of Investor Shares average daily net assets. These undertakings will remain in place until November 1, 2010 for the CRM Small Cap Value Fund, CRM Mid Cap Value Fund, and CRM Large Cap Value Fund and until November 1, 2007 for the CRM Small/Mid Cap Value Fund.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 2005, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses:



--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================


                                                           SMALL CAP      MID CAP
                                                          VALUE FUND    VALUE FUND
                                                          -----------   ----------
  Paid-in-capital ....................................             --      $(109)
  Undistributed net investment income (accumulated
    loss).............................................    $ 1,694,423        109
  Accumulated net realized gain (loss) on investments      (1,694,423)        --

   The tax character of distributions paid for the years ended June 30, 2005 and 2004 was as follows:


                                                                                              SMALL/MID
                                                                                SMALL CAP     CAP VALUE      MID CAP      LARGE CAP
                                                                                VALUE FUND       FUND      VALUE FUND    VALUE FUND
                                                                               -----------    ---------    -----------   ----------
  Year ended June 30, 2005
  Ordinary income                                                              $32,024,742     $    --     $28,378,766    $ 57,166
  Long-term capital gains                                                       29,626,915          --      10,725,993          --
                                                                               -----------     ------      -----------    --------
   Total distributions .....................................................   $61,651,657     $    --     $39,104,759    $ 57,166
                                                                               ===========     ======      ===========    ========

  Year ended June 30, 2004
  Ordinary income ..........................................................   $        --                 $   289,342    $ 29,744
                                                                               -----------                 -----------    --------
  Total distributions ......................................................   $        --                 $   289,342    $ 29,744
                                                                               ===========                 ===========    ========

   As of June 30, 2005, the components of accumulated earnings on a tax basis were as follows:


                                                                                            SMALL/MID
                                                                             SMALL CAP      CAP VALUE      MID CAP       LARGE CAP
                                                                            VALUE FUND        FUND        VALUE FUND     VALUE FUND
                                                                           ------------    ----------    ------------   -----------
  Undistributed ordinary income ........................................   $ 25,585,444    $  279,715    $ 18,874,829   $   124,472
  Undistributed long-term capital gains ................................     30,194,141            --      15,237,624            --
  Capital loss carryforwards ...........................................             --            --              --    (1,445,121)
  Other temporary differences ..........................................            (57)          (79)            (80)           --
  Net unrealized appreciation of investments ...........................    119,386,185       845,689     150,248,924     2,753,674
                                                                           ------------    ----------    ------------   -----------
   Total accumulated earnings ..........................................   $175,165,713    $1,125,325    $184,361,297   $ 1,433,025
                                                                           ============    ==========    ============   ===========

   The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales.

   For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. Capital loss carryforwards will expire as follows:

                                                                         LARGE CAP
                                                                        VALUE FUND
                                                                        ----------
  6/30/2008 .........................................................    $154,382
  6/30/2011 .........................................................     403,727
  6/30/2012 .........................................................     887,012

   During the fiscal year ended June 30, 2005, the Large Cap Value Fund utilized $246,480 of capital loss carryforwards.


--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

5. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

6. SUBSEQUENT EVENTS. Effective July 1, 2005, each Fund's investment structure was changed from a master-feeder structure to a stand-alone mutual fund, whereby each Fund directly invests in securities. The restructuring was accomplished through a redemption by each Fund of its investment in its corresponding Series, whereby the Series distributed to the Fund its pro rata portion of assets and liabilities in a tax-free, in-kind distribution. No change in the investment adviser, its services or fees occurred as a result of the restructuring.

   The Board of Trustees has approved a plan to reorganize (the "Reorganization") each of the Funds, subject to shareholder approval, into a newly created series of CRM Mutual Fund Trust, a Delaware statutory trust (the "CRM Trust"). The name of each series of CRM Trust will be identical to that of its corresponding Fund. A special shareholder meeting will be held on Wednesday, August 31, 2005 to consider the issue.






--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, and CRM Large Cap Value Fund (the "Funds") (each a series of WT Mutual Fund) as of June 30, 2005, and the related statements of operations, statements of changes in net assets, and financial highlights (Investor Shares) for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 2005, and the results of their operations, the changes in their net assets, and their financial highlights (Investor Shares) for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                              ERNST & YOUNG LLP

Philadelphia, Pennsylvania
August 12, 2005





--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
TAX INFORMATION (UNAUDITED)

================================================================================

For the fiscal year ended June 30, 2005, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, 10.19%, 89.39% and 51.95% of their ordinary income distributions (dividend income plus short-term gains, if any) for the Small Cap Value, Mid Cap Value and Large Cap Value Funds, respectively, qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

For corporate shareholders, 13.28%, 95.42% and 100.00% of the ordinary income distributions (dividend income plus short-term gains, if any) for the Small Cap Value, Mid Cap Value and Large Cap Value Funds, respectively, qualify for the dividend received deduction.










--------------------------------------------------------------------------------
                                                                  THE CRM FUNDS

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
ANNUAL REPORT
JUNE 30, 2005

================================================================================

             (The following should be read in conjunction with the
                         Funds' Financial Statements.)

















--------------------------------------------------------------------------------
                                       33

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

================================================================================

                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
COMMON STOCK (98.0%)
AEROSPACE (1.5%)
            231,000   DRS Technologies, Inc.* ...........    $11,845,680
                                                             -----------
COMMUNICATION & BROADCASTING (2.1%)
Telecommunications (2.1%)
            942,800   Journal Communications, Inc. -
                      Class A ...........................     15,839,040
                                                             -----------
COMPUTER SERVICES (5.4%)
          1,082,250   Insight Enterprises, Inc.* ........     21,839,805
            969,900   RSA Security, Inc.* ...............     11,134,452
            334,400   Transaction Systems Architects,
                        Inc.* ...........................      8,236,272
                                                             -----------
                                                              41,210,529
                                                             -----------
CONSUMER DISCRETIONARY (3.1%)
Casino & Gaming (3.1%)
            379,550   Isle of Capri Casinos, Inc.* ......      9,944,210
            703,900   Pinnacle Entertainment, Inc.* .....     13,768,284
                                                             -----------
                                                              23,712,494
                                                             -----------
ELECTRIC, GAS, WATER & UTILITIES (5.1%)
            422,500   AGL Resources, Inc. ...............     16,329,625
            462,200   El Paso Electric Co.* .............      9,451,990
            555,200   Southern Union Co.* ...............     13,630,160
                                                             -----------
                                                              39,411,775
                                                             -----------
ENTERTAINMENT & LEISURE (1.3%)
            407,400   Intrawest Corp. ...................      9,810,192
                                                             -----------
FINANCE & INSURANCE (11.4%)
Insurance Carriers (4.4%)
            228,500   AmerUs Group Co. (a) ..............     10,979,425
            328,950   First American Corp. ..............     13,204,053
            282,700   Midland Co. .......................      9,948,213
                                                             -----------
                                                              34,131,691
                                                             -----------
Savings, Credit, & Other Financial Institutions (7.0%)
            346,300   BankUnited Financial Corp. ........      9,363,952
             97,246   Capital Corp of The West ..........      2,698,577
            198,400   Cullen/Frost Bankers, Inc. ........      9,453,760
            225,600   First Midwest Bancorp, Inc. .......      7,934,352
            148,031   Glacier Bancorp, Inc. .............      3,868,050
            448,200   Main Street Banks, Inc. ...........     11,411,172
            499,775   The Bancorp Bank* .................      8,716,076
                                                             -----------
                                                              53,445,939
                                                             -----------
                                                              87,577,630
                                                             -----------

                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
HEALTHCARE (3.8%)
Healthcare - Services (1.9%)
       411,000        Apria Healthcare Group, Inc.* (a) ..    $14,237,040
                                                              -----------
Pharmaceuticals (1.9%)
       705,700         Impax Laboratories, Inc.* (a) .....     11,079,490
        63,500         Kos Pharmaceuticals, Inc.* ........      4,159,250
                                                              -----------
                                                               15,238,740
                                                              -----------
                                                               29,475,780
                                                              -----------
MANUFACTURING (23.7%)
Auto Parts & Equipment (3.9%)
     1,134,500         Tenneco Automotive, Inc.* .........     18,878,079
       455,150         Wabash National Corp. .............     11,028,285
                                                              -----------
                                                               29,906,364
                                                              -----------
Building - Residential/Commercial (1.2%)
        23,550         Brookfield Homes Corp. ............      1,073,880
       783,400         Fleetwood Enterprises, Inc.* ......      7,951,510
                                                              -----------
                                                                9,025,390
                                                              -----------
Chemical & Allied Products (3.7%)
       728,150         Airgas, Inc. ......................     17,963,461
       432,400         Compass Minerals International,
                        Inc. .............................     10,118,160
                                                              -----------
                                                               28,081,621
                                                              -----------
Containers & Packaging (1.7%)
       210,700         Greif, Inc. - Class A .............     12,873,770
                                                              -----------
Diversified Manufacturing Industries (0.0%)
        49,600         Mascotech, Inc. Escrow* ...........             --
                                                              -----------
Electrical Equipment (0.7%)
       117,500         EMCOR Group, Inc.* ................      5,745,750
                                                              -----------
Electronic Components & Equipment (2.3%)
       123,100         Itron, Inc.* ......................      5,500,108
       327,400         Plantronics, Inc. .................     11,904,264
                                                              -----------
                                                               17,404,372
                                                              -----------
Food & Beverage (1.0%)
       190,600         Ralcorp Holdings, Inc. ............      7,843,190
                                                              -----------
Machinery & Heavy Equipment (1.4%)
       273,600         Terex Corp.* (a) ..................     10,779,840
                                                              -----------
Manufactured Homes (1.5%)
       353,600         Winnebago Industries, Inc. (a) ....     11,580,400
                                                              -----------



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
================================================================================

                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
MANUFACTURING -- (CONTINUED)
Metal Products (0.5%)
             72,800   Quanex Corp. ......................    $ 3,859,128
                                                             -----------
Misc. Electrical Machinery, Equipment, & Supplies (0.9%)
            243,950   Regal Beloit Corp. ................      7,113,582
                                                             -----------
Misc. Industrial Machinery & Equipment (4.2%)
            336,900   Briggs & Stratton Corp. ...........     11,663,478
            728,600   Kaydon Corp. ......................     20,291,509
                                                             -----------
                                                              31,954,987
                                                             -----------
Misc. Manufacturing Industries (0.7%)
             69,300   Oshkosh Truck Corp. ...............      5,424,804
                                                             -----------
                                                             181,593,198
                                                             -----------
OIL & GAS (4.0%)
            649,500   Range Resources Corp. .............     17,471,550
            514,200   Pride International, Inc.* ........     13,214,940
                                                             -----------
                                                              30,686,490
                                                             -----------
REAL ESTATE INVESTMENT TRUSTS (1.7%)
            199,100   Government Properties Trust, Inc. .      1,935,252
          1,089,400   Highland Hospitality Corp. ........     11,384,230
                                                             -----------
                                                              13,319,482
                                                             -----------
SERVICES (11.9%)
Business Services (4.2%)
            442,800   Forrester Research, Inc.* .........      7,895,124
            377,800   G & K Services, Inc. ..............     14,254,394
            396,100   Watson Wyatt & Co. Holdings .......     10,152,043
                                                             -----------
                                                              32,301,561
                                                             -----------
Commercial Services (3.0%)
            198,700   Arbitron, Inc .....................      8,524,230
            358,300   Interactive Data Corp.* ...........      7,445,474
            900,350   Teletech Holdings, Inc.* ..........      7,337,853
                                                             -----------
                                                              23,307,557
                                                             -----------
Educational Services (1.6%)
            732,700   Corinthian Colleges, Inc.* (a) ....      9,356,579
            139,400   Lincoln Educational Services* .....      2,822,850
                                                             -----------
                                                              12,179,429
                                                             -----------
Engineering & R/D Services (1.6%)
            322,200   URS Corp.* ........................     12,034,170
                                                             -----------
Sanitary Services (1.5%)
            977,693   Casella Waste Systems, Inc.* ......     11,732,316
                                                             -----------
                                                              91,555,033
                                                             -----------

                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
TECHNOLOGY (2.9%)
            614,350   Electro Scientific Industries,
                       Inc.* .............................   $10,984,578
          3,167,000   SkillSoft PLC, ADR* ...............     10,926,150
                                                             -----------
                                                              21,910,728
                                                             -----------
TRANSPORTATION (3.0%)
Marine (1.0%)
            177,100   Kirby Corp.* ......................      7,987,210
                                                             -----------
Railroads (2.0%)
          1,283,800   RailAmerica, Inc.* ................     15,277,220
                                                             -----------
                                                              23,264,430
                                                             -----------
WHOLESALE & RETAIL TRADE (17.1%)
Retail - Automobiles (1.4%)
            349,650   United Auto Group, Inc. ...........     10,419,570
                                                             -----------
Retail Apparel & Accessory Stores (4.3%)
            441,900   AnnTaylor Stores Corp.* ...........     10,729,332
            952,100   Too, Inc.* ........................     22,250,577
                                                             -----------
                                                              32,979,909
                                                             -----------
Retail Building Materials (2.0%)
            770,050   Interline Brands, Inc.* ...........     15,246,990
                                                             -----------
Retail Eating & Drinking Places (3.4%)
            390,800   Dave & Buster's, Inc.* ............      7,206,352
            723,650   Ruby Tuesday, Inc. ................     18,742,535
                                                             -----------
                                                              25,948,887
                                                             -----------
Specialty Retail Stores (4.5%)
            246,400   Central Garden & Pet Co.* .........     12,103,168
            235,600   School Specialty, Inc.* ...........     10,955,400
            453,600   TBC Corp.* ........................     12,306,168
                                                             -----------
                                                              35,364,736
                                                             -----------
Wholesale Miscellaneous (1.5%)
            514,500   Brightpoint, Inc.* ................     11,416,755
                                                             -----------
                                                             131,376,847
                                                             -----------
TOTAL COMMON STOCK
 (COST $624,835,076) ....................................    752,589,328
                                                             -----------



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
================================================================================

                                                               MARKET
    PAR/SHARES                                                  VALUE
-------------------                                          -----------
SHORT-TERM INVESTMENTS (2.0%)
          7,675,463   BlackRock Liquidity Funds TempCash
                      Portfolio - Institutional Series ..   $  7,675,463
          7,675,462   BlackRock Liquidity Funds TempFund
                      Portfolio - Institutional Series ..      7,675,462
                                                            ------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $15,350,925) .....................................     15,350,925
                                                             -----------
TOTAL INVESTMENTS (100.0%)
 (COST $640,186,001) +(1) ...............................   $767,940,253

                                                            ============
SHORT-TERM INVESTMENTS HELD AS COLLATERAL
FOR LOANED SECURITIES
ASSET BACKED COMMERCIAL PAPER
           $452,206   Victory Receivable CP, 3.30%,
                      07/01/05 ..........................        452,206
                                                            ------------
INSTITUTIONAL MONEY MARKET TRUST
         10,877,882   BlackRock Institutional Money
                      Market Trust ......................     10,877,882
                                                            ------------



                                                               MARKET
    PAR/SHARES                                                  VALUE
 ------------------                                          -----------
MASTER NOTES
$         1,333,479   BankAmerica, 3.52%, 07/01/05 ......    $ 1,333,479
          5,037,587   Merrill Lynch, 3.54%, 07/01/05 ....      5,037,587

                                                             -----------
                                                               6,371,066

                                                             -----------
TIME DEPOSITS
          3,704,108   CSFB, 3.375%, 07/01/05 ............      3,704,108
             52,494   Societe Generale, 3.375%, 07/01/05          52,494
                                                            ------------
                                                               3,756,602
                                                            ------------
TOTAL SHORT-TERM INVESTMENTS HELD AS
 COLLATERAL FOR LOANED SECURITIES
 (COST $21,457,756)+(2) .................................    $21,457,756
                                                             ===========

---------------

ADR     American Depository Receipt.
*       Non-incoming producing security.
(a)     Security partially or fully on loan.
+ The cost for Federal income tax purposes was $664,391,432. At June 30, 2005, net unrealized appreciation was $125,006,577.
        This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $131,200,115, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $6,193,538.
(1) At June 30, 2005, the market value of securities on loan for the Small Cap Value Series was $20,085,311.
(2) The investments held as collateral on loaned securities represented 2.8% of the market value of the Small Cap Value Series.



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL/MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
================================================================================

                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
COMMON STOCK (92.5%)
AEROSPACE & DEFENSE (5.3%)
             16,500   Esterline Technologies Corp.* .....    $   661,320
             14,600   Goodrich Corp. ....................        598,016
             15,500   Moog, Inc. - Class A* .............        488,095
                                                             -----------
                                                               1,747,431
                                                             -----------
COMPUTER SERVICES (2.3%)
              7,900   CDW Corp. .........................        451,011
             26,900   RSA Security, Inc.* ...............        308,812
                                                             -----------
                                                                 759,823
                                                             -----------
CONSUMER PRODUCTS (1.3%)
             11,600   International Flavors &
                      Fragrances, Inc. ..................        420,152
                                                             -----------
ELECTRIC, GAS, WATER & UTILITIES (3.0%)
             20,600   Transalta Corp ....................        343,196
                                                             -----------
             25,500   Southern Union Co.* ...............        626,025
                                                             -----------
                                                                 969,221
                                                             -----------
ENTERTAINMENT & LEISURE (1.7%)
             11,300   Royal Caribbean Cruises, Ltd. .....        546,468
                                                             -----------
FINANCE & INSURANCE (19.0%)
Asset Management (1.5%)
             13,100   Nuveen Investments - Class A ......        492,822
                                                             -----------
Diversified REITS (2.1%)
             17,600   Brascan Corp. - Class A ...........        671,616
                                                             -----------
Financial Services (1.9%)
             14,900   First Horizon National Corp. ......        628,780
                                                             -----------
Insurance Carriers (8.6%)
              7,500   Ambac Financial Group, Inc. .......        523,200
             13,500   Assurant, Inc. ....................        487,350
              4,400   Everest Re Group, Ltd. ............        409,200
              6,200   MBIA, Inc. ........................        367,722
             13,200   Protective Life Corp. .............        557,304
              9,900   Reinsurance Group of America, Inc.         460,449
                                                             -----------
                                                               2,805,225
                                                             -----------
Security & Commodity Brokers, Dealers, & Services (2.9%)
             68,500   E*TRADE Financial Corp.* ..........        958,315
                                                             -----------
State & National Banks (2.0%)
             23,550   North Fork Bancorp, Inc. ..........        661,520
                                                             -----------
                                                               6,218,278
                                                             -----------
HEALTHCARE (6.1%)
Healthcare - Services (1.6%)
             14,900   Apria Healthcare Group, Inc.* .....        516,136
                                                             -----------
Healthcare - Supplies (1.7%)
              9,800   Millipore Corp. ...................        555,954
                                                             -----------

                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
HEALTHCARE (CONTINUED)
Pharmaceuticals (2.8%)
             29,200   Impax Laboratories, Inc.* .........    $   458,440
             19,300   IMS Health, Inc. ..................        478,061

                                                             -----------
                                                                 936,501
                                                             -----------
                                                               2,008,591
                                                             -----------
INFORMATION TECHNOLOGY (1.2%)
IT Consulting & Services (1.2%)
             63,100   CGI Group, Inc. - Class A* ........        380,493
                                                             -----------
MANUFACTURING (25.9%)
Building Materials & Components (1.6%)
             16,300   NCI Building Systems, Inc.* .......        534,640
                                                             -----------
Chemical & Allied Products (7.3%)
             28,600   Airgas, Inc. ......................        705,562
              7,700   Cytec Industries, Inc. ............        306,460
             13,000   Lyondell Chemical Co. .............        343,460
             26,700   Methanex Corp. ....................        439,749
             22,000   OM Group, Inc.* ...................        543,180
                                                             -----------
                                                               2,338,411
                                                             -----------
Diversified Manufacturing Industries (3.5%)
             17,000   Acuity Brands, Inc. ...............        436,730
             10,500   Carlisle Cos., Inc. ...............        720,614
                                                             -----------
                                                               1,157,344
                                                             -----------
Electronic Components & Equipment (1.5%)
             12,500   Amphenol Corp. - Class A ..........        502,125
                                                             -----------
Food & Beverage (1.0%)
              7,900   Ralcorp Holdings, Inc. ............        325,085
                                                             -----------
Hand Held Tools (1.0%)
              7,000   The Stanley Works .................        318,780
                                                             -----------
Misc. Industrial Machinery & Equipment (4.9%)
             13,700   Briggs & Stratton Corp. ...........        474,294
             14,500   Kaydon Corp. ......................        403,825
             16,300   Unova, Inc.* ......................        434,069
              9,000   Watts Water Technologies, Inc. -
                        Class A..........................        301,410
                                                             -----------
                                                               1,613,598
                                                             -----------
Misc. Manufacturing Industries (0.7%)
              2,900   Oshkosh Truck Corp. ...............        227,012
                                                             -----------
Precision Instruments & Medical Supplies (0.7%)
             12,900   PerkinElmer, Inc. .................        243,810
                                                             -----------
Recreational Vehicles (2.0%)
             20,300   Thor Industries, Inc. .............        638,029
                                                             -----------
Telecommunications Equipment (1.7%)
             63,200   Arris Group, Inc.* ................        550,472
                                                             -----------
                                                               8,449,306
                                                             -----------

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL/MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
================================================================================

                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
OIL & GAS (4.6%)
              4,900   Equitable Resources, Inc. .........    $   333,200
             18,000   Pride International, Inc.* ........        462,600
             10,800   Questar Corp. .....................        711,720
                                                             -----------
                                                               1,507,520
                                                             -----------
REAL ESTATE (2.0%)
              7,900   The Saint Joe Co. .................        644,166
                                                             -----------
SERVICES (8.0%)
Business Services (1.8%)
             14,400   Manpower, Inc. ....................        572,832
                                                             -----------
Engineering & R/d Services (1.3%)
             11,400   URS Corp.* ........................        425,790
                                                             -----------
Hotels, Restaurants, & Leisure (1.1%)
             27,680   InterContinental Hotels Group PLC,
                      ADR ...............................        350,152
                                                             -----------
Printing & Publishing (2.8%)
              7,100   Knight-Ridder, Inc. ...............        435,514
             13,700   Valassis Communications, Inc.* ....        507,585
                                                             -----------
                                                                 943,099
                                                             -----------
Telecommunications Services (1.0%)
             12,100   Amdocs, Ltd.* .....................        319,803
                                                             -----------
                                                               2,611,676
                                                             -----------
TRANSPORTATION (2.0%)
Railroads (2.0%)
             15,500   CSX Corp. .........................        661,230
                                                             -----------
WHOLESALE & RETAIL TRADE (10.1%)
Retail - Automobiles (1.1%)
             12,200   United Auto Group, Inc. ...........        363,560
                                                             -----------
Retail Apparel & Accessory Stores (1.0%)
             14,000   AnnTaylor Stores Corp.* ...........        339,920
                                                             -----------
Retail Eating & Drinking Places (2.3%)
             28,500   Ruby Tuesday, Inc. ................        738,150
                                                             -----------

                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
WHOLESALE & RETAIL TRADE (CONTINUED)
Retail Furniture Stores (2.2%)
             22,500   Tuesday Morning Corp. .............    $   709,200
                                                             -----------
Specialty Retail Stores (3.5%)
             31,900   Claire's Stores, Inc. .............        767,195
             16,600   Dollar Tree Stores, Inc.* .........        398,400
                                                             -----------
                                                               1,165,595
                                                             -----------
                                                               3,316,425
                                                             -----------
TOTAL COMMON STOCK
 (COST $29,274,755) .....................................     30,240,780
                                                             -----------


SHORT-TERM INVESTMENTS (7.1%)
          1,165,696   BlackRock Liquidity Funds
                        TempCash Portfolio --
                        Institutional Series.............      1,165,696
          1,165,695   BlackRock Liquidity Funds
                        TempFund Portfolio --
                        Institutional Series.............      1,165,695
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
 (COST $2,331,391) ......................................      2,331,391
                                                             -----------
        PAR
 ------------------
U.S. TREASURY OBLIGATIONS (0.4%)
            $20,000   U.S. Treasury Bills, 2.78%, 07/07/
                      05 ................................         19,991
             50,000   U.S. Treasury Bills, 2.77%, 07/21/
                      05 ................................         49,923
             50,000   U.S. Treasury Bills, 2.93%, 07/28/
                      05 ................................         49,893
                                                             -----------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $119,807) ........................................        119,807
                                                             -----------
TOTAL INVESTMENTS (100.0%)
 (COST $31,725,953)+ ....................................    $32,691,978
                                                             ===========







---------------

ADR     American Depository Receipt.
*       Non-incoming producing security.
+ The cost for Federal income tax purposes is $31,846,439. At June 30, 2005, net unrealized appreciation was $845,539. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,381,718, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $536,179.


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
================================================================================


                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
COMMON STOCK (92.7%)
AEROSPACE & DEFENSE (1.9%)
            752,200   Goodrich Corp. ....................    $30,810,112
                                                             -----------
COMMUNICATION & BROADCASTING (1.6%)
            536,300   Scripps, (E.W.) Co. - Class A .....     26,171,440
                                                             -----------
COMPUTER SERVICES (1.4%)
            407,500   CDW Corp. .........................     23,264,175
                                                             -----------
COMPUTER SERVICES & SOFTWARE (0.7%)
            626,400   Ceridian Corp.* ...................     12,202,272
                                                             -----------
CONSUMER PRODUCTS (2.1%)
            231,200   Fortune Brands, Inc. ..............     20,530,560
            376,500   International Flavors & Fragrances,
                        Inc. (a).........................     13,636,830
                                                             -----------
                                                              34,167,390
                                                             -----------
ELECTRIC, GAS, WATER & UTILITIES (7.2%)
            886,300   AGL Resources, Inc. ...............     34,255,495
            516,000   FirstEnergy Corp. .................     24,824,760
            753,500   PG&E Corp. ........................     28,286,390
            353,600   PPL Corp. .........................     20,996,768
            140,950   TXU Corp. (a) .....................     11,711,536
                                                             -----------
                                                             120,074,949
                                                             -----------
ENTERTAINMENT & LEISURE (3.9%)
            530,700   Carnival Corp. (a) ................     28,949,685
            496,800   Harrah's Entertainment, Inc. (a) ..     35,804,376
                                                             -----------
                                                              64,754,061
                                                             -----------
FINANCE & INSURANCE (17.6%)
Asset Management (4.2%)
            873,650   Brascan Corp. - Class A ...........     33,338,484
            100,600   Legg Mason, Inc. (a) ..............     10,473,466
            696,500   Nuveen Investments - Class A ......     26,202,330
                                                             -----------
                                                              70,014,280
                                                             -----------
Financial Services (3.0%)
            695,000   CIT Group, Inc. ...................     29,864,150
            481,300   First Horizon National Corp. (a) ..     20,310,860
                                                             -----------
                                                              50,175,010
                                                             -----------
Insurance Carriers (2.7%)
            687,500   Assurant, Inc. ....................     24,818,750
            223,000   Everest Re Group, Ltd. (a) ........     20,739,000
                                                             -----------
                                                              45,557,750
                                                             -----------
Insurance Services (1.7%)
            154,700   Ambac Financial Group, Inc. .......     10,791,872
            280,500   MBIA, Inc. (a) ....................     16,636,455
                                                             -----------
                                                              27,428,327
                                                             -----------

                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
FINANCE & INSURANCE (CONTINUED)
Security & Commodity Brokers, Dealers, & Services (1.1%)
          1,280,800   E*TRADE Financial Corp.* ..........    $17,918,392
                                                             -----------
State & National Banks (4.9%)
            156,600   M&T Bank Corp. ....................     16,468,056
          1,159,450   North Fork Bancorp, Inc. ..........     32,568,951
            657,200   State Street Corp. ................     31,709,900
                                                             -----------
                                                              80,746,907
                                                             -----------
                                                             291,840,666
                                                             -----------
HEALTHCARE (8.9%)
Healthcare - Providers & Services (4.0%)
          1,121,700   IMS Health, Inc. ..................     27,784,509
            505,900   Omnicare, Inc. ....................     21,465,337
            237,600   Wellpoint, Inc* ...................     16,546,464
                                                             -----------
                                                              65,796,310
                                                             -----------
Healthcare - Supplies (3.0%)
            300,400   C.R. Bard, Inc. ...................     19,979,604
            540,500   Millipore Corp. (a)* ..............     30,662,565
                                                             -----------
                                                              50,642,169
                                                             -----------
Pharmaceuticals (1.9%)
            561,000   Altana AG - Sponsored ADR .........     32,184,570
                                                             -----------
                                                             148,623,049
                                                             -----------
MANUFACTURING (18.6%)
Building Materials & Components (3.7%)
            709,300   American Standard Cos., Inc. ......     29,733,856
            672,300   Sherwin-Williams Co. ..............     31,658,606
                                                             -----------
                                                              61,392,462
                                                             -----------
Chemical & Allied Products (3.4%)
          1,334,900   Methanex Corp. (a) ................     21,985,803
            333,100   Praxair, Inc. .....................     15,522,460
            404,300   Rohm & Haas Co. ...................     18,735,262
                                                             -----------
                                                              56,243,525
                                                             -----------
Diversified Manufacturing Industries (2.9%)
            297,100   Carlisle Cos., Inc. ...............     20,389,973
            289,800   ITT Industries, Inc. ..............     28,293,174
                                                             -----------
                                                              48,683,147
                                                             -----------
Electronic Components & Equipment (4.4%)
            135,850   Diebold, Inc. .....................      6,128,194
            676,600   NCR Corp.* ........................     23,762,192
          1,714,300   Thomson - Sponsored ADR ...........     41,057,484
                                                             -----------
                                                              70,947,870
                                                             -----------
Glass & Plastic Packaging Products (0.8%)
            612,100   Pactiv Corp.* .....................     13,209,118
                                                             -----------
Hand Held Tools (0.9%)
            318,100   The Stanley Works (a) .............     14,486,274
                                                             -----------



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
================================================================================


                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
MANUFACTURING (CONTINUED)
Misc. Industrial Machinery & Equipment (1.3%)
            826,600   Unova, Inc.* (a) ..................    $22,012,358
                                                             -----------
Recreational Vehicles (1.2%)
            621,650   Winnebago Industries, Inc. (a) ....     20,359,038
                                                             -----------
                                                             307,333,792
                                                             -----------
OIL & GAS (4.9%)
            657,900   EnCana Corp. ......................     26,046,261
            299,200   Equitable Resources, Inc. .........     20,345,600
            539,000   Questar Corp. .....................     35,520,100
                                                             -----------
                                                              81,911,961
                                                             -----------
SERVICES (9.3%)
Business Services (2.5%)
            328,300   D&B Corp.* ........................     20,239,695
            568,300   Manpower, Inc. ....................     22,606,974
                                                             -----------
                                                              42,846,669
                                                             -----------
Commercial Services (2.5%)
            467,600   Arbitron, Inc .....................     20,060,040
            549,900   Choicepoint, Inc* .................     22,023,495
                                                             -----------
                                                              42,083,535
                                                             -----------
Hotels, Restaurants, & Leisure (2.6%)
            703,300   Hilton Hotels Corp. ...............     16,773,705
          2,026,345   InterContinental Hotels Group PLC,
                        ADR (a)..........................     25,633,269
                                                             -----------
                                                              42,406,974
                                                             -----------
Telecommunications Services (1.7%)
          1,042,000   Amdocs, Ltd.* .....................     27,540,060
                                                             -----------
                                                             154,877,238
                                                             -----------
TRANSPORTATION (6.8%)
Railroads (5.9%)
            845,800   CSX Corp. .........................     36,081,828
            732,500   Florida East Coast Industries, Inc. -
                        Class B..........................     31,717,250
            978,100   Norfolk Southern Corp. ............     30,281,976
                                                             -----------
                                                              98,081,054
                                                             -----------
Trucking (0.9%)
            348,300   CNF, Inc. .........................     15,638,670
                                                             -----------
                                                             113,719,724
                                                             -----------

                                                                MARKET
      SHARES                                                    VALUE
 ------------------                                          ------------
WHOLESALE & RETAIL TRADE (7.8%)
Retail Department Stores (2.9%)
            653,900   Federated Department Stores,
                        Inc.* (a)........................    $ 47,917,792
                                                             ------------
Retail Eating & Drinking Places (1.2%)
            453,000   Applebee's International, Inc. (a)       11,999,970
            161,850   Yum! Brands, Inc. .................       8,429,148
                                                             ------------
                                                               20,429,118
                                                             ------------
Specialty Retail Stores (3.7%)
            553,800   CVS Corp. .........................      16,098,966
            628,600   Dollar Tree Stores, Inc.* (a) .....      15,086,400
          1,105,900   Foot Locker, Inc. .................      30,102,598
                                                             ------------
                                                               61,287,964
                                                             ------------
                                                              129,634,874
                                                             ------------
TOTAL COMMON STOCK
 (COST $1,384,291,607) ..................................   1,539,385,703
                                                             ------------
EXCHANGE TRADED FUNDS (0.6%)
             99,800   Retail HOLDRs Trust
 (COST $9,364,434) ......................................       9,555,850
                                                             ------------
SHORT-TERM INVESTMENTS (3.8%)
         31,453,025   BlackRock Liquidity Funds
                        TempCash Portfolio - Institutional
                        Series...........................      31,453,025
         31,453,025   BlackRock Liquidity Funds
                        TempFund Portfolio - Institutional
                        Series...........................      31,453,025
                                                             ------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $62,906,050) .....................................      62,906,050
                                                             ------------


        PAR
 ------------------
U.S. TREASURY OBLIGATIONS (2.9%)
$        10,000,000   U.S. Treasury Bills, 2.77%,
                        07/07/05 (a)....................        9,995,384
         12,000,000   U.S. Treasury Bills, 2.73%, 07/14/05     11,988,171
         10,000,000   U.S. Treasury Bills, 2.77%,
                        07/21/05 (a)....................        9,984,611
          3,000,000   U.S. Treasury Bills, 2.73%, 07/28/05      2,993,857
          5,000,000   U.S. Treasury Bills, 2.85%, 07/28/05      4,989,312
          3,000,000   U.S. Treasury Bills, 2.86%, 08/04/05      2,991,778
          3,000,000   U.S. Treasury Bills, 2.90%, 09/01/05      2,984,775
          3,000,000   U.S. Treasury Bills, 2.94%, 09/15/05      2,981,135
                                                              -----------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $48,909,642) ....................................       48,909,023
                                                              -----------
TOTAL INVESTMENTS (100.0%)
 (COST $1,505,471,733)+(1) .............................   $1,660,756,626
                                                           ==============



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
================================================================================


                                                               MARKET
    PAR/SHARES                                                  VALUE
 ------------------                                          -----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL
 FOR LOANED SECURITIES
CERTIFICATES OF DEPOSIT
        $ 8,115,599   Barclays Bank, 3.19%, 07/18/05         $ 8,115,599
                                                             -----------
FLOATING RATE CERTIFICATES OF DEPOSIT
         11,403,356   Banco Santander, 3.19%, 07/13/05 ..     11,403,356
                                                             -----------
FLOATING RATE COMMERCIAL PAPER
          4,607,368   S E Banken, 3.21%, 07/17/05 .......      4,607.368
                                                             -----------
FLOATING RATE NOTES
          5,098,661   Goldman Sachs, 3.52%, 07/01/05 ....      5,098,661
          5,544,117   Morgan Stanley, 3.51%, 07/01/05 ...      5,544,117
          4,658,901   Natexis., 3.49%, 07/01/05 .........      4,658,901
          4,095,458   Sedna Finance Corp., 3.19%,
                        07/15/05.........................      4,095,458
                                                             -----------
                                                              19,397,137
                                                             -----------
INSTITUTIONAL MONEY MARKET TRUST
         78,313,363   BlackRock Institutional Money
                        Market Trust.....................     78,313,363
                                                             -----------



                                                               MARKET
    PAR/SHARES                                                  VALUE
 ------------------                                          -----------
MASTER NOTES
        $ 7,132,653   Bank of America Variable Rate,
                        3.52%, 07/01/05..................    $ 7,132,653
         47,345,579   Merrill Lynch & Co., Inc. Variable
                        Rate, 3.54%, 07/01/05............     47,345,579

                                                             -----------
                                                              54,478,232

                                                             -----------
TIME DEPOSITS
         19,812,926   Credit Suisse First Boston, 3.38%,
                        07/01/05.........................     19,812,926
          2,677,186   Societe Generale, 3.38%, 07/01/05 .      2,677,186

                                                             -----------
                                                              22,490,112

                                                             -----------
TOTAL SHORT-TERM INVESTMENTS HELD AS
 COLLATERAL FOR LOANED SECURITIES
 (COST $198,805,167)+(2) ................................   $198,805,167
                                                             ===========












---------------
ADR American Depository Receipt.
*       Non-incoming producing security.
(a)     Security partially or fully on loan.
+ The cost for Federal income tax purposes was $1,709,312,281. At June 30, 2005, net unrealized appreciation was $150,249,512. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $171,252,104, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $21,002,592.
(1) At June 30, 2005, the market value of securities on loan for the Mid Cap Value Series was $163,672,817.
(2) The investments held as collateral on loaned securities represented 12.0% of the market value of the Mid Cap Value Series.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
================================================================================


                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
COMMON STOCK (95.7%)
AEROSPACE & DEFENSE (4.2%)
             47,500   Raytheon Co. ......................    $ 1,858,200
             17,100   The Boeing Co. (a) ................      1,128,600
                                                             -----------
 Total Aerospace & Defense ..............................      2,986,800
                                                             -----------
COMPUTER SERVICES (6.3%)
             94,800   Microsoft Corp. ...................      2,354,832
            158,600   Oracle Corp.* .....................      2,093,520
                                                             -----------
 Total Computer Services ................................      4,448,352
                                                             -----------
CONSUMER PRODUCTS (2.5%)
             35,600   Colgate-Palmolive Co. .............      1,776,796
                                                             -----------
 Total Consumer Products ................................      1,776,796
                                                             -----------
ELECTRIC, GAS, WATER & UTILITIES (3.0%)
             36,300   PPL Corp. .........................      2,155,494
                                                             -----------
 Total Electric, Gas, Water & Utilities .................      2,155,494
                                                             -----------
ENTERTAINMENT & LEISURE (3.2%)
             89,200   The Walt Disney Co. ...............      2,246,056
                                                             -----------
 Total Entertainment & Leisure ..........................      2,246,056
                                                             -----------
FINANCE & INSURANCE (22.2%)
Financial Services (8.4%)
             51,400   Citigroup, Inc. ...................      2,376,222
             40,000   JP Morgan Chase & Co. .............      1,412,800
             75,000   U.S. Bancorp ......................      2,190,000
                                                             -----------
                                                               5,979,022
                                                             -----------
Insurance (2.6%)
             26,000   Ambac Financial Group, Inc. .......      1,813,760
                                                             -----------
Insurance Carriers (8.6%)
             24,650   American International Group, Inc.       1,432,165
             17,000   Chubb Corp. (a) ...................      1,455,370
             15,800   Everest Re Group, Ltd. (a) ........      1,469,400
             39,400   Lincoln National Corp. ............      1,848,648
                                                             -----------
                                                               6,205,583
                                                             -----------
Savings, Credit, & Other Financial Institutions (2.6%)
             45,000   Washington Mutual, Inc. (a) .......      1,831,050
                                                             -----------
 Total Finance & Insurance ..............................     15,829,415
                                                             -----------

HEALTHCARE (1.5%)
             15,600   Wellpoint Inc* ....................      1,086,384
                                                             -----------
 Total Healthcare .......................................      1,086,384
                                                             -----------

MANUFACTURING (21.9%)
Chemical & Allied Products (2.3%)
             36,200   Dow Chemical Co. ..................      1,611,986
                                                             -----------
Computers & Office Equipment (4.5%)
             76,900   Hewlett-Packard Co. (a) ...........      1,807,919
             18,700   International Business Machines
                        Corp.............................      1,387,540
                                                             -----------
                                                               3,195,459
                                                             -----------

                                                               MARKET
      SHARES                                                    VALUE
 ------------------                                          -----------
Diversified Manufacturing Industries (2.8%)
             67,000   Tyco International Ltd. ...........    $ 1,956,400
                                                             -----------
Food  & Beverage (3.1%)
             61,100   Sysco Corp. .......................      2,211,209
                                                             -----------
Misc. Electrical Machinery, Equipment, & Supplies (6.2%)
             27,800   Emerson Electric Co. ..............      1,741,114
             79,600   General Electric Co. ..............      2,758,140
                                                             -----------
                                                               4,499,254
                                                             -----------
Pharmaceutical Preparations (3.0%)
             43,200   Abbott Laboratories ...............      2,117,232
                                                             -----------
 Total Manufacturing ....................................     15,591,540
                                                             -----------
OIL & GAS (10.3%)
             36,400   ChevronTexaco Corp. (a) ...........      2,035,488
             45,900   Exxon Mobil Corp. .................      2,637,873
             54,700   Halliburton Co. (a) ...............      2,615,754
                                                             -----------
 Total Oil & Gas ........................................      7,289,115
                                                             -----------
SERVICES (5.7%)
Services (2.5%)
             42,100   Automatic Data Processing, Inc. ...      1,766,937
                                                             -----------
Telecommunications Services (3.2%)
             84,800   BellSouth Corp. (a) ...............      2,253,136
                                                             -----------
 Total Services .........................................      4,020,073
                                                             -----------
TRANSPORTATION (3.5%)
Railroads (3.5%)
             32,700   CSX Corp. .........................      1,394,982
             34,700   Norfolk Southern Corp. ............      1,074,312
                                                             -----------
                                                               2,469,294
                                                             -----------
 Total Transportation ...................................      2,469,294
                                                             -----------
WHOLESALE & RETAIL TRADE (11.4%)
Retail Building Materials (2.6%)
             47,300   Home Depot, Inc. ..................      1,839,970
                                                             -----------
Retail Department Stores (6.2%)
             47,800   Kohl's Corp.* .....................      2,672,498
             31,100   Target Corp. ......................      1,692,151
                                                             -----------
                                                               4,364,649
                                                             -----------
Wholesale -- Machinery Equipment (2.6%)
             34,000   W.W. Grainger, Inc. ...............      1,862,860
                                                             -----------
 Total Wholesale & Retail Trade .........................      8,067,479
                                                             -----------
TOTAL COMMON STOCK
 (COST $53,790,163) .....................................     67,966,798
                                                             -----------
SHORT-TERM INVESTMENTS (4.3%)
          1,528,581   BlackRock Liquidity Funds TempCash
                      Portfolio -- Institutional Series .      1,528,581
          1,528,581   BlackRock Liquidity Funds TempFund
                      Portfolio -- Institutional Series .      1,528,581
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
 (COST $3,057,162) ......................................      3,057,162
                                                             -----------
TOTAL INVESTMENTS (100.0%)
 (COST $56,847,325)+(1) .................................    $71,023,960
                                                             ===========



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2005
================================================================================


                                                               MARKET
    PAR/SHARES                                                  VALUE
 ------------------                                          -----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL
 FOR LOANED SECURITIES
FLOATING RATE CERTIFICATES OF DEPOSIT
$         2,752,942   Banco Santander, 3.19%, 07/13/05 ..    $ 2,752,942
                                                             -----------
 Total Floating Rate Certificates of Deposit ............      2,752,942
                                                             -----------
FLOATING RATE COMMERCIAL PAPER
            186,710   Morgan Stanley, 3.52%, 07/01/05 ...        186,710
                                                             -----------
 Total Floating Rate Commercial Paper ...................        186,710
                                                             -----------
FLOATING RATE NOTES
          1,911,919   Goldman Sachs, 3.52%,07/01/05 .....      1,911,919
          1,324,336   Sedna Finance Corp., 3.19%,
                        07/15/05.........................      1,324,336
                                                             -----------
 Total Floating Rate Notes ..............................      3,236,255
                                                             -----------
INSTITUTIONAL MONEY MARKET TRUST
          1,594,008   BlackRock Institutional Money
                        Market Trust.....................      1,594,008
                                                             -----------
 Total Institutional Money Market Trust .................      1,594,008
                                                             -----------



                                                               MARKET
    PAR/SHARES                                                  VALUE
 ------------------                                          -----------
MASTER NOTES
$           456,065   Bank of America Variable Rate,
                        3.52%, 07/01/05..................    $   456,065
          1,722,914   Merrill Lynch & Co., Inc. Variable
                        Rate, 3.54%, 07/01/05............      1,722,914
                                                             -----------
 Total Master Notes .....................................      2,178,979
                                                             -----------
TIME DEPOSITS
          1,266,849   Credit Suisse First Boston,
                        3.38%, 07/01/05..................      1,266,849
            542,230   Societe Generale, 3.38%, 07/01/05 .        542,230
                                                             -----------
 Total Time Deposits ....................................      1,809,079
                                                             -----------
TOTAL SHORT-TERM INVESTMENTS HELD AS
 COLLATERAL FOR LOANED SECURITIES
 (COST $11,757,973)+(2) .................................    $11,757,973
                                                             ===========










---------------
*       Non-incoming producing security.
(a)     Security partially or fully on loan. (see Note 4)
+ The cost for Federal income tax purposes was $68,645,156. At June 30, 2005, net unrealized appreciation was $14,136,777. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $14,791,151, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $654,374.
(1) At June 30, 2005, the market value of securities on loan for Large Cap Value Series was $11,349,099.
(2) The investments held as collateral on loaned securities represents 16.6% of the net assets of the Large Cap Value Series.


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005
================================================================================




                                                                       SMALL CAP     SMALL/MID CAP       MID CAP         LARGE CAP
                                                                     VALUE SERIES     VALUE SERIES     VALUE SERIES    VALUE SERIES
                                                                     ------------    -------------    --------------   ------------
ASSETS
 Investments
   Investments, at cost...........................................   $640,186,001     $31,725,953     $1,505,471,733    $56,847,325
   Net unrealized appreciation....................................    127,754,252         966,025        155,284,893     14,176,635
                                                                     ------------     -----------     --------------    -----------
 Total investments, at value .....................................    767,940,253      32,691,978      1,660,756,626     71,023,960
 Securities lending collateral ...................................     21,457,756              --        198,805,167     11,757,973
 Receivable for securities sold ..................................      3,792,761         245,089         49,852,661      3,069,137
 Receivable for Contributions ....................................        582,846          18,390          7,796,194         25,000
 Interest and dividends receivable ...............................        913,719         133,552          9,685,000        124,236
                                                                     ------------     -----------     --------------    -----------
Total assets .....................................................    794,687,335      33,089,009      1,926,895,648     86,000,306
                                                                     ------------     -----------     --------------    -----------
LIABILITIES
 Obligation to return securities lending collateral ..............     21,457,756              --        198,805,167     11,757,973
 Payable for securities purchased ................................      3,877,838         871,194         49,667,182      3,066,662
 Payable for Withdrawals .........................................        730,967          36,882          2,261,569        744,043
 Accrued management fee ..........................................        466,866          16,056            976,711         32,291
 Other accrued expenses ..........................................         89,529           7,394            178,605         10,682
                                                                     ------------     -----------     --------------    -----------
Total liabilities ................................................     26,622,956         931,526        251,889,234     15,611,651
                                                                     ------------     -----------     --------------    -----------
NET ASSETS .......................................................   $768,064,379     $32,157,483     $1,675,006,414    $70,388,655
                                                                     ============     ===========     ==============    ===========



















--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2005
================================================================================





                                                                         SMALL CAP     SMALL/MID CAP      MID CAP        LARGE CAP
                                                                       VALUE SERIES    VALUE SERIES(1)  VALUE SERIES   VALUE SERIES
                                                                       ------------    -------------    ------------   ------------
INVESTMENT INCOME
 Dividends .........................................................    $ 5,420,997      $  215,996     $ 23,812,886    $1,436,228
 Interest ..........................................................        445,769          19,094        1,688,607        38,821
 Securities lending income .........................................         49,146              --          173,790         5,700
 Foreign tax withheld ..............................................        (10,832)         (1,595)        (297,499)           --
                                                                        -----------      ----------     ------------    ----------
Total investment income ............................................      5,905,080         233,495       25,377,784     1,480,749
                                                                        -----------      ----------     ------------    ----------
EXPENSES
 Investment advisory fees ..........................................      5,375,444          71,744        7,496,384       377,812
 Administration and accounting fees ................................        540,502          10,564          700,470        56,252
 Professional fees .................................................        114,760           9,556          116,813        37,550
 Custody fees ......................................................        130,986          20,363          201,678        15,139
 Compliance services ...............................................         37,421             607           59,127         3,536
 Trustee fees and expenses .........................................          4,456           3,328            4,468         4,448
 Miscellaneous .....................................................         51,570           5,416           73,126        11,616
                                                                        -----------      ----------     ------------    ----------
Total expenses .....................................................      6,255,139         121,578        8,652,066       506,353
 Expenses reimbursed ...............................................             --          (6,680)              --            --
                                                                        -----------      ----------     ------------    ----------
   Net expenses.....................................................      6,255,139         114,898        8,652,066       506,353
                                                                        -----------      ----------     ------------    ----------
NET INVESTMENT INCOME (LOSS) .......................................       (350,059)        118,597       16,725,718       974,396
                                                                        -----------      ----------     ------------    ----------
REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
 Net realized gain from investments ................................     66,277,440          60,846       23,514,424     1,533,999
 Net change in unrealized appreciation
   of investments...................................................      1,946,545         966,025       98,822,610     3,400,411
                                                                        -----------      ----------     ------------    ----------
Net realized and unrealized gain on investments ....................     68,223,985       1,026,871      122,337,034     4,934,410
                                                                        -----------      ----------     ------------    ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ........................................................    $67,873,926      $1,145,468     $139,062,752    $5,908,806
                                                                        ===========      ==========     ============    ==========

---------------
(1) For the period September 1, 2004 (commencement of operations) through June 30, 2005.













--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================




                                                      SMALL CAP VALUE SERIES
                                                   -----------------------------
                                                    YEAR ENDED       YEAR ENDED
                                                     JUNE 30,         JUNE 30,
                                                       2005             2004
                                                   -------------   -------------
NET ASSETS -- BEGINNING OF PERIOD .............    $ 681,922,992   $ 379,323,554
                                                   -------------   -------------
OPERATIONS
 Net investment income (loss) .................        (350,059)      (1,247,331)
 Net realized gain from investments ...........       66,277,440      76,623,539
 Net change in unrealized appreciation of
  investments..................................        1,946,545      64,105,737
                                                   -------------   -------------
   Net increase in net assets resulting from
  operations...................................       67,873,926     139,481,945
                                                   -------------   -------------
TRANSACTIONS IN BENEFICIAL INTEREST
 Contributions ................................      190,456,850     342,623,889
 Withdrawals ..................................     (172,189,389)   (179,506,396)
                                                   -------------   -------------
   Net increase in net assets resulting from
  transactions in beneficial interest..........       18,267,461     163,117,493
                                                   -------------   -------------
   Total increase in net assets................       86,141,387     302,599,438
                                                   -------------   -------------
NET ASSETS -- END OF PERIOD ...................    $ 768,064,379   $ 681,922,992
                                                   =============   =============















--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================






                                                                   SMALL/MID CAP
                                                                   VALUE SERIES
                                                                  --------------
                                                                  FOR THE PERIOD
                                                                   SEPTEMBER 1,
                                                                       20041
                                                                      THROUGH
                                                                   JUNE 30, 2005
                                                                  --------------
NET ASSETS -- BEGINNING OF PERIOD                                   $         -
                                                                    -----------
OPERATIONS
 Net investment income ........................................         118,597
 Net realized gain from investments ...........................          60,846
 Net change in unrealized appreciation of investments .........         966,025
                                                                    -----------
   Net increase in net assets resulting from operations .......       1,145,468
                                                                    -----------
TRANSACTIONS IN BENEFICIAL INTEREST
 Contributions ................................................      31,697,647
 Withdrawals ..................................................        (685,632)
                                                                    -----------
   Net increase in net assets resulting from transactions in
  beneficial interest..........................................      31,012,015
                                                                    -----------
   Total increase in net assets ...............................      32,157,483
                                                                    -----------
NET ASSETS -- END OF PERIOD ...................................     $32,157,483
                                                                    ===========

---------------
(1) Commencement of operations.







--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                       MID CAP VALUE SERIES
                                                   -----------------------------
                                                     YEAR ENDED      YEAR ENDED
                                                      JUNE 30,        JUNE 30,
                                                        2005            2004
                                                   --------------   ------------
NET ASSETS -- BEGINNING OF PERIOD .............    $  479,756,908   $169,258,496
                                                   --------------   ------------
OPERATIONS
 Net investment income ........................        16,725,718        797,988
 Net realized gain from investments ...........        23,514,424     44,459,007
 Net change in unrealized appreciation of
  investments..................................        98,822,610     33,852,104
                                                   --------------   ------------
   Net increase in net assets resulting from
  operations...................................       139,062,752     79,109,099
                                                   --------------   ------------
TRANSACTIONS IN BENEFICIAL INTEREST
 Contributions ................................     1,279,349,211    270,599,880
 Withdrawals ..................................      (223,162,457)   (39,210,567)
                                                   --------------   ------------
   Net increase in net assets resulting from
  transactions in beneficial interest..........     1,056,186,754    231,389,313
                                                   --------------   ------------
   Total increase in net assets................     1,195,249,506    310,498,412
                                                   --------------   ------------
NET ASSETS -- END OF PERIOD ...................    $1,675,006,414   $479,756,908
                                                   ==============   ============













--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                       LARGE CAP VALUE SERIES
                                                     ---------------------------
                                                      YEAR ENDED     YEAR ENDED
                                                       JUNE 30,       JUNE 30,
                                                         2005           2004
                                                     ------------   ------------
NET ASSETS -- BEGINNING OF PERIOD ...............    $ 66,386,258   $ 56,094,019
                                                     ------------   ------------
OPERATIONS
 Net investment income ..........................         974,396        751,256
 Net realized gain from investments .............       1,533,999      1,695,222
 Net change in unrealized appreciation of
  investments....................................       3,400,411      7,331,343
                                                     ------------   ------------
   Net increase in net assets resulting from
  operations.....................................       5,908,806      9,777,821
                                                     ------------   ------------
TRANSACTIONS IN BENEFICIAL INTEREST
 Contributions ..................................      13,687,506     17,763,469
 Withdrawals ....................................     (15,593,915)   (17,249,051)
                                                     ------------   ------------
   Net increase (decrease) in net assets resulting
    from transactions in beneficial interests ...      (1,906,409)       514,418
                                                     ------------   ------------
   Total increase in net assets..................       4,002,397     10,292,239
                                                     ------------   ------------
NET ASSETS -- END OF PERIOD .....................    $ 70,388,655   $ 66,386,258
                                                     ============   ============















--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS
================================================================================



1. DESCRIPTION OF THE TRUST. Small Cap Value Series, Small/Mid Cap Value Series, Mid Cap Value Series and Large Cap Value Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Small/Mid Cap Value Series commenced operations on September 1, 2004. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

   As described in Note 8, effective July 1, 2005, each Series ceased operations.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

   Federal Income Taxes. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Other. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Each Series uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Cramer Rosenthal McGlynn, LLC ("CRM") serves as investment adviser to each Series. CRM receives an advisory fee from Small Cap Value Series, Small/Mid Cap Value Series and Mid Cap Value Series at an annual rate of 0.75% of each Series' first $1 billion of average daily net assets; 0.70% of each Series' next $1 billion of average daily net assets; and 0.65% of each



--------------------------------------------------------------------------------
                                       50

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
   Series' average daily net assets in excess of $2 billion. For its advisory services to Large Cap Value Series, CRM receives a fee at an annual rate of 0.55% for the first billion of average daily net assets; 0.50% of the next $1 billion of average daily net assets; and 0.45% in excess of $2 billion of average daily net assets.

   Effective November 19, 2004, Rodney Square Management Corporation ("RSMC"), an affiliate of CRM, provides compliance services to the Series pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of each Series' average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statements of operations.

   Prior to September 30, 2004, RSMC provided administrative and accounting services to each Series. For the period July 1, 2004 to September 30, 2004, RSMC was paid $146,144, $384, $115,940 and $14,819 by the Small Cap Value, Small/Mid Cap Value, Mid Cap Value and Large Cap Value Series, respectively, for these services.

   CRM has contractually agreed to waive its fees or reimburse certain operating expenses of each Series (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.25% of average daily net assets. These undertakings will remain in place until November 1, 2010 for the Small Cap Value Series, Mid Cap Value Series and Large Cap Value Series and until November 1, 2007 for the Small/Mid Cap Value Series.

4. SECURITIES LENDING AGREEMENT. The Series may lend their securities, pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Series and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by a nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Series and, as such, the Series are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Series. The Series record securities lending income net of such allocations.

   In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Series, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

5. INVESTMENT SECURITIES TRANSACTIONS. During the fiscal year ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                       SMALL CAP     SMALL/MID CAP       MID CAP         LARGE CAP
                                                                     VALUE SERIES     VALUE SERIES     VALUE SERIES    VALUE SERIES
                                                                     ------------    -------------    --------------   ------------
  Purchases ......................................................   $613,512,429     $37,602,106     $2,050,063,106    $18,525,234
  Sales ..........................................................    582,669,310       8,388,196      1,073,353,300     20,433,590





--------------------------------------------------------------------------------
                                       51

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================



6. FINANCIAL HIGHLIGHTS

                                                                                           FOR THE FISCAL YEARS ENDED JUNE 30,
                                                                                     ----------------------------------------------
                                                                                      2005       2004       2003     2002     2001
                                                                                     -------   -------    -------    -----   ------
  Small Cap Value Series
  Total Return...................................................................      9.87%    33.66%    (1.87)%    3.46%   42.27%
  Ratios to Average Net Assets:
   Expenses......................................................................      0.87%     0.88%      0.88%    0.88%    0.90%
   Net investment income (loss)..................................................    (0.05)%   (0.23)%        --%(2) 0.33%    1.05%
  Portfolio Turnover Rate........................................................        84%       77%        74%      61%      92%


                                                                 FOR THE PERIOD
                                                              SEPTEMBER 1, 2004(1)
                                                                    THROUGH
                                                                 JUNE 30, 2005
                                                              --------------------
  Small/Mid Cap Value Series
  Total Return............................................           16.20%**
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitations ........................            1.20%*
    Excluding expense limitations ........................            1.27%*
   Net investment income..................................            1.24%*
  Portfolio Turnover Rate.................................              71%**


                                                                                          FOR THE FISCAL YEARS ENDED JUNE 30,
                                                                                    -----------------------------------------------
                                                                                     2005     2004       2003       2002      2001
                                                                                    ------   ------    -------    --------   ------
  Mid Cap Value Series
  Total Return..................................................................    15.31%   35.74%    (0.58)%       5.27%   43.18%
  Ratios to Average Net Assets:
   Expenses.....................................................................     0.85%    0.89%      0.90%       0.92%    0.99%
   Net investment income........................................................     1.65%    0.29%      0.51%       0.24%    0.82%
  Portfolio Turnover Rate.......................................................      112%     152%      1.42%        143%     163%

  Large Cap Value Series
  Total Return..................................................................     8.98%   16.78%      1.21%    (23.81)%    9.38%
  Ratios to Average Net Assets:
   Expenses.....................................................................     0.74%    0.74%      0.76%       0.71%    0.72%
   Net investment income........................................................     1.42%    1.20%      1.23%       0.86%    1.01%
  Portfolio Turnover Rate.......................................................       28%      26%        87%        100%     109%

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Less than (0.01)%.

7. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

8. SUBSEQUENT EVENT. Effective July 1, 2005, each Series distributed all of its assets and liabilities to its investors in a tax-free, in-kind distribution and ceased operations.



--------------------------------------------------------------------------------
                                       52

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
REPORT OF ERNST & YOUNG LLP, INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Small Cap Value Series, Small/Mid Cap Value Series, Mid Cap Value Series, and Large Cap Value Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2005, and the related statements of operations and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2005, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                  /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 12, 2005




--------------------------------------------------------------------------------
                                       53

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-2883.

INTERESTED TRUSTEES


                                                                                                       Number of
                                                                                                     Portfolios in
                                                                               Principal                 Fund             Other
                           Position(s)         Term of Office                Occupation(s)              Complex       Directorships
                           Held with           and Length of                 During Past             Overseen by        Held by
Name, Address and Age      Fund Complex          Time Served                   Five Years               Trustee          Trustee
---------------------      ------------   ------------------------    ---------------------------    -------------   --------------
ROBERT J. CHRISTIAN(1)     Trustee,       Shall serve until death,    Executive Vice                      48         Wilmington
Date of Birth: 2/49        President,     resignation or removal.     President and                                  Low Volatility
                           Chief          Trustee, President and      Chief Investment                               Fund of Funds
                           Executive      Chairman of the Board       Officer of Wilmington                          (Closed-End
                           Officer and    since October 1998.         Trust Company since                            Registered
                           Chairman of                                February 1996; President of                    Investment
                           the Board                                  Rodney Square Management                       Company).
                                                                      Corporation ("RSMC")
                                                                      from 1996 to 2005; Vice
                                                                      President of RSMC
                                                                      since 2005.

FRED FILOON(2)             Trustee        Shall serve until           Senior Vice President,              48         None
520 Madison Avenue                        death, resignation or       Principal of Cramer
New York, NY 10022                        removal. Trustee since      Rosenthal McGlynn, LLC
Date of Birth: 3/42                       November 2004.              since 1991.


---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.
(2) Mr. Filoon is an "interested" Trustee by reason of his position as Senior Vice President to Cramer Rosenthal McGlynn, LLC, an investment adviser to the Trust.

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)
================================================================================


                                                                                                    Number of
                                                                                                  Portfolios in
                                                                              Principal               Fund              Other
                           Position(s)         Term of Office               Occupation(s)            Complex        Directorships
                           Held with           and Length of                During Past           Overseen by         Held by
Name, Address and Age      Fund Complex          Time Served                 Five Years              Trustee           Trustee
---------------------      ------------   ------------------------    ------------------------    -------------   -----------------
INDEPENDENT TRUSTEES

ROBERT H. ARNOLD           Trustee        Shall serve until death,    Founder and                      48         First Potomac
Date of Birth: 3/44                       resignation or removal.     co-manages,                                 Realty Trust
                                          Trustee since May           R. H. Arnold & Co.,                         (real estate
                                          1997.                       Inc. (investment                            investment trust)
                                                                      banking company)
                                                                      since 1989.

DR. ERIC BRUCKER           Trustee        Shall serve until death,    Professor                        48         Wilmington
Date of Birth: 12/41                      resignation or removal.     of Economics                                Low Volatility
                                          Trustee since October       Widener University                          Fund of Funds
                                          1999.                       since July 2004;                            (Closed-End
                                                                      Formally, Dean,                             Registered
                                                                      School of Business                          Investment
                                                                      Administration of                           Company).
                                                                      Widener University
                                                                      from 2001 to 2004;
                                                                      Prior to that, Dean,
                                                                      College of Business,
                                                                      Public Policy and
                                                                      Health at the University
                                                                      of Maine from September
                                                                      1998 to June 2001.

NICHOLAS A. GIORDANO       Trustee        Shall serve until death,    Consultant, financial            48         Wilmington
Date of Birth: 3/43                       resignation or removal.     services organizations                      Low Volatility
                                          Trustee since October       from 1997 to present;                       Fund of Funds
                                          1998.                       Interim President,                          (Closed-end
                                                                      LaSalle University                          Registered
                                                                      from 1998 to 1999.                          Investment
                                                                                                                  Company);
                                                                                                                  Kalmar Pooled
                                                                                                                  Investment Trust;
                                                                                                                  Independence
                                                                                                                  Blue Cross;
                                                                                                                  IntriCon
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  furnaces and
                                                                                                                  ovens).

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)
================================================================================
INDEPENDENT TRUSTEES


                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                  Principal              Fund             Other
                                 Position(s)         Term of Office             Occupation(s)           Complex       Directorships
                                 Held with           and Length of              During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years            Trustee          Trustee
---------------------           ------------   ------------------------    ---------------------    -------------   --------------

LOUIS KLEIN, JR.                 Trustee        Shall serve until death,    Self-employed                 48         WHX
Date of Birth: 5/35                             resignation or removal.     financial consultant                     Corporation
                                                Trustee since October       since 1991.                              (industrial
                                                1999.                                                                manufacturer);
                                                                                                                     CRM Mutual
                                                                                                                     Fund Trust

CLEMENT C. MOORE, II             Trustee        Shall serve until death,    Managing Partner,             48         CRM Mutual
Date of Birth: 9/44                             resignation or removal.     Mariemont Holdings,                      Fund Trust
                                                Trustee since October       LLC, (real estate
                                                1999.                       holding and
                                                                            development company)
                                                                            since 1980.

JOHN J. QUINDLEN                 Trustee        Shall serve until death,    Retired since 1993.           48         None
Date of Birth: 5/32                             resignation or removal.
                                                Trustee since October
                                                1999.

MARK A. SARGENT                  Trustee        Shall serve until death,    Dean and Professor of         48         Wilmington
Date of Birth: 4/51                             resignation or removal.     Law, Villanova                           Low Volatility
                                                Trustee since               University School of                     Fund of Funds
                                                November 2001.              Law since July 1997.                     (Closed-end
                                                                                                                     Registered
                                                                                                                     Investment
                                                                                                                     Company).


--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)
================================================================================
EXECUTIVE OFFICERS


                                                                                                        Number of
                                                                                                      Portfolios in
                                                                               Principal                  Fund            Other
                           Position(s)          Term of Office                Occupation(s)               Complex      Directorships
                            Held with           and Length of                  During Past              Overseen by       Held by
Name, Address and Age     Fund Complex           Time Served                    Five Years                Trustee         Trustee
---------------------   ---------------   -----------------------    -----------------------------    -------------   -------------
ERIC K. CHEUNG          Chief Financial   Shall serve at the         Vice President,                       N/A             N/A
1100 North Market       Officer,          pleasure of the Board      Wilmington Trust
Street                  Vice President    and until successor is     Company Since 1986;
Wilmington, DE 19890    and Treasurer     elected and qualified.     and Vice President and
Date of Birth: 12/54                      Officer since October      Director of Rodney
                                          1998.                      Square Management
                                                                     Corporation since
                                                                     2001.

JOSEPH M. FAHEY, JR.    Vice President    Shall serve at the         Vice President, Rodney                N/A             N/A
1100 North Market                         pleasure of the Board      Square Management
Street                                    and until successor is     Corporation since
Wilmington, DE 19890                      elected and qualified.     1992.
Date of Birth: 1/57                       Officer since November
                                          1999.

WILLIAM P. RICHARDS,    Vice President    Shall serve at the         Managing Director,                    N/A             N/A
JR.                                       pleasure of the Board      Roxbury Capital
100 Wilshire                              and until successor is     Management LLC
Boulevard                                 elected and qualified.     since 1998.
Suite 1000                                Officer since November
Santa Monica, CA                          2004.
90401
Date of Birth: 11/36

ANNA M. BENCROWSKY      Chief             Shall serve at the         Vice President/                       N/A             N/A
1100 North Market       Compliance        pleasure of the Board      Chief Compliance
Street                  Officer           and until successor is     Officer, Rodney Square
Wilmington, DE 19890                      elected and qualified.     Management Corporation
Date of Birth: 5/51                       Officer since September    since 2004; Vice President
                                          2004.                      and Chief Compliance
                                                                     Officer, 1838 Investment
                                                                     Advisors, LP From 1998
                                                                     to 2004; Vice President,
                                                                     Secretary, and Treasurer,
                                                                     1838 Investment Advisors
                                                                     Funds from 1995 to 2004;
                                                                     Vice President and Secretary,
                                                                     1838 Bond--Debenture
                                                                     Trading Fund from
                                                                     1982 to 2004.

CHARLOTTA NILSSON       Secretary         Shall serve at the         Mutual Fund                           N/A             N/A
1100 North Market                         pleasure of the Board      Regulatory Administrator,
Street                                    and until successor is     Wilmington Trust Company
Wilmington, DE 19890                      elected and qualified.     since 2003.
Date of Birth: 9/70                       Officer since February     From 2001 to 2003
                                          2003.                      Regulatory Administrator,
                                                                     PFPC, Inc.

--------------------------------------------------------------------------------
WT MUTUAL FUND AND WT INVESTMENT TRUST I
TRUSTEES AND OFFICERS (CONTINUED)
================================================================================
EXECUTIVE OFFICERS


                                                                                                        Number of
                                                                                                      Portfolios in
                                                                                     Principal            Fund            Other
                                      Position(s)         Term of Office           Occupation(s)         Complex      Directorships
                                       Held with           and Length of            During Past        Overseen by       Held by
Name, Address and Age                 Fund Complex          Time Served             Five Years           Trustee         Trustee
---------------------                --------------   ----------------------    ------------------    -------------   -------------

WILLIAM P. RICHARDS, JR.             Vice President   Shall serve at the        Managing Director,         N/A             N/A
100 Wilshire Boulevard                                pleasure of the Board     Roxbury Capital
Suite 1000                                            and until successor is    Management LLC
Santa Monica, CA 90401                                elected and qualified.    since 1998.
Date of Birth: 11/36                                  Officer since November
                                                      2004.



VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolios is available, without charge and upon request, on the SEC's website at http:// www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.

================================================================================

TRUSTEES
Robert H. Arnold
Dr. Eric Brucker
Robert J. Christian
Fred Filoon
Nicholas A. Giordano
Louis Klein, Jr.
Clement C. Moore, II
John J. Quindlen
Mark A. Sargent

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
Pepper Hamilton LLP

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP








Investor Information: (800) CRM-2883
http://www.crmfunds.com




THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.




CRMINV ANN - 6/05

================================================================================

================================================================================

[GRAPHIC OMITTED]










                                   SMALL CAP
                                   VALUE FUND

                                 SMALL/MID CAP
                                   VALUE FUND

                                    MID CAP
                                   VALUE FUND

                                   LARGE CAP
                                   VALUE FUND

                                Investor Shares

                                 ANNUAL REPORT
                                 June 30, 2005

                               [GRAPHIC OMITTED]








                                                                  THE CRM FUNDS

================================================================================

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 PRESIDENT'S MESSAGE
================================================================================



DEAR SHAREHOLDER:

Yogi Berra, a well known baseball coach said "The future ain't what it used to be," and that happens to summarize our analysis for the U.S. economy, interest rates and the financial markets. We know that the economy grew in the first half of 2005, and we know that inflation and interest rates rose. But, our analysis brings us to the conclusion that the growth we enjoyed in the first half of 2005 will not be repeated in the second half of the year. The main forces affecting this slowdown in economic growth are the tri-partite forces of tighter monetary policy, higher housing prices and higher oil prices. Oil prices, of course, have been well documented and are often at the forefront of the daily business news reports. But, in fact, monetary policy is far more powerful and far more of a concern than day-to-day fluctuations in oil prices. And, monetary policy has become reasonably strict over the past year. The Federal Reserve increased its target rate for federal funds in eight 25 basis point increments, closing the fiscal year at 3.25%. Money supply growth (year to year change in M3) has fallen from 6.8% in May of 2003 to 5.7% in May 2004 to 4.3% in May 2005. Money supply growth is a very good indicator of future economic growth, at least directionally. This slowdown in money supply growth over the last year should result in slower economic momentum over the next year.

Further slowing of economic momentum probably will come from the very area that helped the economy in 2003 and 2004 -- housing. The word "bubble" has been ascribed to housing prices in the past six months, and the debate will surely rage as to its appropriateness. But there is no debate over the impact of housing prices on mortgage financing. The affordability of housing has deteriorated in the last year, mainly because of higher home prices. The median sales price of homes has risen by 12% in the past year and 21% in the past two years.

The impact of these forces on the overall economy is both direct and indirect. The direct impact of course is on housing itself. Surely, lower affordability should result in lower sales and lower new housing starts. Last year (2004) was a record year for home sales. Even early this year sales were strong. But with affordability levels at 10-year lows, this robust pace can not likely continue.

The secondary impact results from existing variable rate mortgages. Households with these types of mortgages have already experienced a rise in their monthly mortgage payments and this will continue for other households as this year progresses. Couple this impact with the cost of energy, and it seems clear that consumers will have less discretionary spending dollars in the next year.

As a result of these monetary and energy forces acting upon the economy, there is likely to be a slowdown in economic growth in the next year. The 3.8% growth rate of the first quarter of 2005 is likely to be the fastest pace for this year. As economic momentum subsides, Federal Reserve policy will likely shift from inflation focus to a growth focus. Thus, it is likely that the Fed's task of raising short-term interest rates will come to a close. We believe interest rates will stabilize during the second half of 2005, with only minimal increases, if any.

It gives me great pleasure to present this annual report to you, our shareholders. Investment performance can never be expected to be smooth, or without ripples. But, what you will see in this report are some very competitive returns from our mutual fund family. Thank you for your support.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================



INVESTMENT RESULTS

For the fiscal year ended June 30, 2005, the Wilmington Prime Money Market, Wilmington U.S. Government and Wilmington Tax-Exempt Portfolios' dividends represented a return of 1.48%, 1.41% and 0.98%, respectively. A comparison of each Portfolio's performance versus its respective benchmark is presented below:

                                                                       For the Fiscal Year
                                                                       Ended June 30, 2005
                                                                       -------------------
          WILMINGTON PRIME MONEY MARKET PORTFOLIO ..................           1.48%
          Lipper Money Market Funds ................................           1.36%

          WILMINGTON U.S. GOVERNMENT PORTFOLIO .....................           1.41%
          Lipper U.S. Government Money Market Funds ................           1.41%

          WILMINGTON TAX-EXEMPT PORTFOLIO ..........................           0.98%
          Lipper Tax-Exempt Money Market Funds .....................           1.11%

                                                                    Annualized 7-Day Yield
                                                                      As of June 30, 2005
                                                                    ----------------------
          WILMINGTON PRIME MONEY MARKET PORTFOLIO ...............            2.41%

          WILMINGTON U.S. GOVERNMENT PORTFOLIO ..................            2.33%

          WILMINGTON TAX-EXEMPT PORTFOLIO .......................            1.71%

---------------
Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.
An investment in a Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested. Although the Portfolios seek to preserve the value of their shareholders' investments at $1.00 per share, it is possible to lose money by investing in these vehicles.
The performance in the above chart does not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares.

We invite your comments and questions and thank you for your investment in the Wilmington Money Market Portfolios -- Service Shares. We look forward to reviewing our investment results with you in our next report to shareholders.

                                     Sincerely,

                                     /s/ Robert J. Christian

                                     Robert J. Christian
                                     President
July 29, 2005

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================



You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. A prospectus with this and other information may be obtained by calling (800) 336-9970. The prospectus should be read carefully before investing.

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 EXPENSE DISCLOSURE
================================================================================



DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. A Portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrates your Portfolio's costs in two ways.

     o ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 EXPENSE DISCLOSURE -- continued
================================================================================



DISCLOSURE OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

EXPENSE TABLES


                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     1/01/05      6/30/05      Ratio(1)     Period*
                                                                                    ---------    ---------    ----------   --------
Prime Money Market Portfolio -- Service Shares
Actual Fund Return ..............................................................   $1,000.00    $1,010.09       0.72%       $3.62
Hypothetical 5% Return ..........................................................   $1,000.00    $1,021.19       0.72%       $3.64

U.S. Government Portfolio -- Service Shares
Actual Fund Return ..............................................................   $1,000.00    $1,009.49       0.79%       $3.92
Hypothetical 5% Return ..........................................................   $1,000.00    $1,020.89       0.79%       $3.94

Tax-Exempt Portfolio -- Service Shares
Actual Fund Return ..............................................................   $1,000.00    $1,006.69       0.80%       $4.01
Hypothetical 5% Return ..........................................................   $1,000.00    $1,020.79       0.80%       $4.04

---------------
* Expenses are equal to the Portfolio annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(1) During the period presented, the Wilmington Prime Money Market Portfolio, U.S. Government Portfolio and Tax-Exempt Portfolio each operated as a feeder fund in a master-feeder structure and invested 100% of their investable assets in a corresponding series of WT Investment Trust I-Money Market Series. The "Annualized Expense Ratio" includes expenses allocated from their respective series. Effective July 1, 2005, the Portfolios no longer operate in a master-feeder structure. Had this change in structure been in place as of January 1, 2005, the Portfolios' expense analysis would have been as follows:

                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     1/01/05      6/30/05       Ratio       Period
                                                                                    ---------    ---------    ----------   --------
  Prime Money Market Portfolio -- Service Shares
  Actual Fund Return ............................................................   $1,000.00    $1,010.14       0.71%       $3.57
  Hypothetical 5% Return ........................................................   $1,000.00    $1.021.24       0.71%       $3.59

  U.S. Government Portfolio -- Service Shares
  Actual Fund Return ............................................................   $1,000.00    $1,009.54       0.78%       $3.87
  Hypothetical 5% Return ........................................................   $1,000.00    $1,020.94       0.78%       $3.89

  Tax-Exempt Portfolio -- Service Shares
  Actual Fund Return ............................................................   $1,000.00    $1,006.74       0.79%       $3.96
  Hypothetical 5% Return ........................................................   $1,000.00    $1,020.84       0.79%       $3.99

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================



PORTFOLIO HOLDINGS

JUNE 30, 2005

As of June 30, 2005, 100% of the Wilmington Prime Money Market Portfolio, U.S. Government Portfolio and Tax-Exempt Portfolio investable assets were invested in a corresponding series of WT Investment Trust I. The following tables present a summary of the portfolio holdings of each of the corresponding series of the WT Investment Trust I as a percent of their total investments.

PRIME MONEY MARKET SERIES
Certificates of Deposit ............................................     50.5%
Commercial Paper ...................................................     25.9%
Repurchase Agreements ..............................................     19.1%
Bank Notes .........................................................      3.6%
U.S. Agency Obligations ............................................      0.9%
                                                                        -----
                                                                        100.0%
                                                                        =====
U.S. GOVERNMENT SERIES
U.S. Agency Obligations ............................................     78.7%
Repurchase Agreements ..............................................     21.3%
                                                                        -----
                                                                        100.0%
                                                                        =====
TAX-EXEMPT SERIES
Illinois ...........................................................     15.9%
Texas ..............................................................     15.2%
Florida ............................................................     14.4%
Georgia ............................................................      7.9%
Tennessee ..........................................................      6.3%
Nebraska ...........................................................      5.6%
Wyoming ............................................................      5.0%
Massachusetts ......................................................      4.2%
New York ...........................................................      3.5%
All Other ..........................................................     22.0%
                                                                        -----
                                                                        100.0%
                                                                        =====


DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolios file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005



                                                                                           Prime            U.S.
                                                                                       Money Market      Government     Tax-Exempt
                                                                                         Portfolio       Portfolio       Portfolio
                                                                                      --------------    ------------   ------------
ASSETS:
Investment in Series, at value....................................................    $2,213,415,054    $747,093,072   $359,968,400
Other assets......................................................................           111,066          40,829         22,943
                                                                                      --------------    ------------   ------------
Total assets......................................................................     2,213,526,120     747,133,901    359,991,343
                                                                                      --------------    ------------   ------------
LIABILITIES:
Dividends payable.................................................................         4,273,958       1,474,736        536,807
Accrued expenses..................................................................           559,510         206,751        121,234
                                                                                      --------------    ------------   ------------
Total liabilities.................................................................         4,833,468       1,681,487        658,041
                                                                                      --------------    ------------   ------------
NET ASSETS........................................................................    $2,208,692,652    $745,452,414   $359,333,302
                                                                                      ==============    ============   ============
NET ASSETS CONSIST OF:
Paid-in capital...................................................................    $2,208,665,414    $745,439,175   $359,333,302
Accumulated net realized gain on investments......................................            27,238          13,239             --
                                                                                      --------------    ------------   ------------
NET ASSETS........................................................................    $2,208,692,652    $745,452,414   $359,333,302
                                                                                      ==============    ============   ============
NET ASSETS BY SHARE CLASS:
 Investor Shares..................................................................    $    6,863,430    $  3,938,685   $ 13,084,333
 Service Shares...................................................................     2,201,829,222     741,513,729    346,248,969
                                                                                      --------------    ------------   ------------
                                                                                      $2,208,692,652    $745,452,414   $359,333,302
                                                                                      ==============    ============   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
 ($0.01 par value, unlimited authorized shares):
 Investor Shares..................................................................         6,863,133       3,938,686     13,092,570
 Service Shares...................................................................     2,201,802,281     741,495,836    346,246,703
NET ASSET VALUE, offering and redemption price per share:
 Investor Shares..................................................................             $1.00           $1.00          $1.00
 Service Shares...................................................................             $1.00           $1.00          $1.00



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2005

                                                                                              Prime          U.S.
                                                                                          Money Market    Government     Tax-Exempt
                                                                                            Portfolio      Portfolio     Portfolio
                                                                                           -----------    -----------   -----------
NET INVESTMENT INCOME FROM SERIES:
 Interest income......................................................................     $46,425,250    $17,628,371   $ 7,488,672
 Expenses.............................................................................      (9,155,341)    (3,938,803)   (2,108,674)
                                                                                           -----------    -----------   -----------
   Net investment income from Series..................................................      37,269,909     13,689,568     5,379,998
                                                                                           -----------    -----------   -----------
EXPENSES:
 Administration and accounting fees...................................................          37,260         37,260        37,260
 Transfer agent fees..................................................................         302,071        114,955        62,452
 Reports to shareholders..............................................................         122,667         52,925        30,866
 Trustees' fees.......................................................................          12,736         12,736        12,765
 Compliance services..................................................................         106,800         40,573        21,388
 Distribution fees -- Investor Shares.................................................           1,075          2,111        36,222
 Shareholder service fees -- Service Shares...........................................       5,198,928      2,007,201       951,472
 Registration fees....................................................................          38,892         22,616        21,595
 Professional fees....................................................................          42,562         22,512        17,856
 Insurance............................................................................         253,779        112,117        58,733
 Other................................................................................         116,952         45,521        25,263
                                                                                           -----------    -----------   -----------
   Total expenses before expense reimbursements.......................................       6,233,722      2,470,527     1,275,872
   Administration and accounting fees waived -- Investor Shares.......................          (9,315)        (9,315)       (4,660)
                                                                                           -----------    -----------   -----------
    Total expenses, net...............................................................       6,224,407      2,461,212     1,271,212
                                                                                           -----------    -----------   -----------
 Net investment income................................................................      31,045,502     11,228,356     4,108,786
                                                                                           -----------    -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................     $31,045,502    $11,228,356   $ 4,108,786
                                                                                           ===========    ===========   ===========


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2005



                                                                                      Prime              U.S.
                                                                                   Money Market       Government        Tax-Exempt
                                                                                    Portfolio          Portfolio        Portfolio
                                                                                 ---------------    ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.......................................................    $    31,045,502    $    11,228,356   $   4,108,786
                                                                                 ---------------    ---------------   -------------
Net increase in net assets resulting from operations.........................         31,045,502         11,228,356       4,108,786
                                                                                 ---------------    ---------------   -------------
Distributions to shareholders from net investment income.....................        (31,045,502)       (11,228,356)     (4,108,786)
                                                                                 ---------------    ---------------   -------------
Portfolio share transactions (a):
 Proceeds from shares sold -- Investor Shares................................         85,960,074          1,593,523     425,953,881
 Proceeds from shares sold -- Service Shares.................................      4,179,221,039      3,292,024,006     833,947,944
 Cost of shares issued on reinvestment of distributions:
   Investor Shares...........................................................             68,535             17,810           7,902
   Service Shares............................................................          1,654,721             70,105          36,190
 Cost of shares redeemed -- Investor Shares..................................        (93,270,649)       (31,564,072)   (459,867,842)
 Cost of shares redeemed -- Service Shares...................................     (3,980,727,170)    (3,382,894,618)   (911,824,629)
                                                                                 ---------------    ---------------   -------------
Net increase (decrease) in net assets from Portfolio
  share transactions.........................................................        192,906,550       (120,753,246)   (111,746,554)
                                                                                 ---------------    ---------------   -------------
Total increase (decrease) in net assets......................................        192,906,550       (120,753,246)   (111,746,554)
NET ASSETS:
 Beginning of year...........................................................      2,015,786,102        866,205,660     471,079,856
                                                                                 ---------------    ---------------   -------------
 End of year.................................................................    $ 2,208,692,652    $   745,452,414   $ 359,333,302
                                                                                 ===============    ===============   =============

                                                                                      Shares            Shares            Shares
                                                                                 ---------------    ---------------   -------------
(A)TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold -- Investor Shares..............................................         85,960,074          1,593,523     425,953,881
 Shares sold -- Service Shares...............................................      4,179,221,039      3,292,024,006     833,947,944
 Shares issued on reinvestment of distributions --
   Investor Shares...........................................................             68,535             17,810           7,902
   Service Shares............................................................          1,654,721             70,105          36,190
 Shares redeemed -- Investor Shares..........................................        (93,270,649)       (31,564,072)   (459,867,842)
 Shares redeemed -- Service Shares...........................................     (3,980,727,170)    (3,382,894,618)   (911,824,629)
                                                                                 ---------------    ---------------   -------------
 Net increase (decrease) in shares...........................................        192,906,550       (120,753,246)   (111,746,554)
                                                                                 ===============    ===============   =============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================



STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004


                                                                                      Prime              U.S.
                                                                                   Money Market       Government        Tax-Exempt
                                                                                    Portfolio          Portfolio        Portfolio
                                                                                 ---------------    ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.......................................................    $     8,807,501    $     3,166,974   $   1,044,997
 Net realized gain on investments............................................              7,104              7,024              --
                                                                                 ---------------    ---------------   -------------
Net increase in net assets resulting from operations.........................          8,814,605          3,173,998       1,044,997
                                                                                 ---------------    ---------------   -------------
Distributions to shareholders from net investment income.....................         (8,807,501)        (3,166,974)     (1,044,997)
                                                                                 ---------------    ---------------   -------------
Portfolio share transactions (a):
 Proceeds from shares sold -- Investor Shares................................        136,399,071          1,794,930     366,209,410
 Proceeds from shares sold -- Service Shares.................................      4,043,563,922      3,576,273,256     753,272,704
 Cost of shares issued on reinvestment of distributions:
   Investor Shares...........................................................             34,639              8,465           4,114
   Service Shares............................................................            478,286             39,266          12,483
 Cost of shares redeemed -- Investor Shares..................................       (151,265,399)        (2,164,305)   (342,605,357)
 Cost of shares redeemed -- Service Shares...................................     (4,396,558,509)    (3,673,543,393)   (854,717,691)
                                                                                 ---------------    ---------------   -------------
Net decrease in net assets from Portfolio share transactions.................       (367,347,990)       (97,591,781)    (77,824,337)
                                                                                 ---------------    ---------------   -------------
Total decrease in net assets.................................................       (367,340,886)       (97,584,757)    (77,824,337)
NET ASSETS:
 Beginning of year...........................................................      2,383,126,988        963,790,417     548,904,193
                                                                                 ---------------    ---------------   -------------
 End of year.................................................................    $ 2,015,786,102    $   866,205,660   $ 471,079,856
                                                                                 ===============    ===============   =============

                                                                                      Shares            Shares            Shares
                                                                                 ---------------    ---------------   -------------
(A)TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold -- Investor Shares..............................................        136,399,071          1,794,930     366,209,410
 Shares sold -- Service Shares...............................................      4,043,563,922      3,576,273,256     753,272,704
 Shares issued on reinvestment of distributions --
   Investor Shares...........................................................             34,639              8,465           4,114
   Service Shares............................................................            478,286             39,266          12,483
 Shares redeemed -- Investor Shares..........................................       (151,265,399)        (2,164,305)   (342,605,357)
 Shares redeemed -- Service Shares...........................................     (4,396,558,509)    (3,673,543,393)   (854,717,691)
                                                                                 ---------------    ---------------   -------------
Net decrease in shares.......................................................       (367,347,990)       (97,591,781)    (77,824,337)
                                                                                 ===============    ===============   =============


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================


   The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                                                     For the Period
                                                                       For the Fiscal Years Ended June 30,          April 2, 2001(2)
                                                                --------------------------------------------------       through
PRIME MONEY MARKET PORTFOLIO -- SERVICE SHARES                    2005         2004          2003          2002       June 30, 2001
                                                               ----------   ----------    ----------    ----------   --------------
NET ASSET VALUE -- BEGINNING OF PERIOD.....................    $     1.00   $     1.00    $     1.00    $     1.00     $     1.00
                                                               ----------   ----------    ----------    ----------     ----------
INVESTMENT OPERATIONS:
 Net investment income.....................................          0.01           --(3)       0.01          0.02           0.01
                                                               ----------   ----------    ----------    ----------     ----------
DISTRIBUTIONS:
 From net investment income................................         (0.01)          --(3)      (0.01)        (0.02)         (0.01)
 From net realized gain....................................            --           --            --            --(3)          --
                                                               ----------   ----------    ----------    ----------     ----------
   Total distributions.....................................         (0.01)        0.00         (0.01)        (0.02)         (0.01)
                                                               ----------   ----------    ----------    ----------     ----------
NET ASSET VALUE -- END OF PERIOD...........................    $     1.00   $     1.00    $     1.00    $     1.00     $     1.00
                                                               ==========   ==========    ==========    ==========     ==========
TOTAL RETURN...............................................         1.48%        0.39%         0.87%         1.95%          1.01%**
RATIOS (TO AVERAGE NET ASSETS)/
 SUPPLEMENTAL DATA:(1)
 Expenses..................................................         0.74%        0.73%         0.72%         0.72%          0.72%*
 Net investment income.....................................         1.48%        0.39%         0.86%         1.91%          3.97%*
Net assets at end of period (000 omitted)..................    $2,201,829   $2,001,681    $2,354,190    $2,358,034     $2,155,407

---------------
*   Annualized
**  Not annualized
(1) For the periods presented, the Portfolio operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Prime Money Market Series. Effective July 1, 2005, the Portfolio no longer operates in a master-feeder structure.
(2) Commencement of operations.
(3) Less than $0.01 per share.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================




                                                                                                                     For the Period
                                                                           For the Fiscal Years Ended June 30,      April 2, 2001(2)
                                                                        ------------------------------------------       through
U.S. GOVERNMENT PORTFOLIO -- SERVICE SHARES                              2005       2004        2003        2002      June 30, 2001
                                                                       --------   --------    --------    --------   --------------
NET ASSET VALUE -- BEGINNING OF PERIOD.............................    $   1.00   $   1.00    $   1.00    $   1.00     $     1.00
                                                                       --------   --------    --------    --------     ----------
INVESTMENT OPERATIONS:
 Net investment income.............................................        0.01         --(3)     0.01        0.02           0.01
                                                                       --------   --------    --------    --------     ----------
DISTRIBUTIONS:
 From net investment income........................................       (0.01)        --(3)    (0.01)      (0.02)         (0.01)
 From net realized gain............................................          --         --          --          --(3)          --
                                                                       --------   --------    --------    --------     ----------
   Total distributions.............................................       (0.01)      0.00       (0.01)      (0.02)         (0.01)
                                                                       --------   --------    --------    --------     ----------
NET ASSET VALUE -- END OF PERIOD...................................    $   1.00   $   1.00    $   1.00    $   1.00     $     1.00
                                                                       ========   ========    ========    ========     ==========
TOTAL RETURN.......................................................       1.41%      0.33%       0.75%       1.79%          0.94%**
RATIOS (TO AVERAGE NET ASSETS)/
 SUPPLEMENTAL DATA:(1)
 Expenses..........................................................       0.79%      0.78%       0.77%       0.78%          0.78%*
 Net investment income.............................................       1.39%      0.33%       0.76%       1.78%          3.75%*
Net assets at end of period (000 omitted)..........................    $741,514   $832,314    $929,538    $974,914     $1,120,776

---------------
*   Annualized
**  Not annualized
(1) For the periods presented, the Portfolio operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- U.S. Government Series. Effective July 1, 2005, the Portfolio no longer operates in a master-feeder structure.
(2) Commencement of operations.
(3) Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================



                                                                                                                     For the Period
                                                                           For the Fiscal Years Ended June 30,      April 2, 2001(2)
                                                                        ------------------------------------------       through
TAX-EXEMPT PORTFOLIO -- SERVICE SHARES                                   2005       2004        2003        2002      June 30, 2001
                                                                       --------   --------    --------    --------   --------------
NET ASSET VALUE -- BEGINNING OF PERIOD.............................    $   1.00   $   1.00    $   1.00    $   1.00      $   1.00
                                                                       --------   --------    --------    --------      --------
INVESTMENT OPERATIONS:
 Net investment income.............................................        0.01         --(3)     0.01        0.01          0.01
                                                                       --------   --------    --------    --------      --------
DISTRIBUTIONS:
 From net investment income........................................       (0.01)        --(3)    (0.01)      (0.01)        (0.01)
                                                                       --------   --------    --------    --------      --------
NET ASSET VALUE -- END OF PERIOD...................................    $   1.00   $   1.00    $   1.00    $   1.00      $   1.00
                                                                       ========   ========    ========    ========      ========
TOTAL RETURN.......................................................       0.98%      0.21%       0.52%       1.09%         0.64%**
RATIOS (TO AVERAGE NET ASSETS)/
 SUPPLEMENTAL DATA:(1)
 Expenses..........................................................       0.80%      0.79%       0.78%       0.78%         0.79%*
 Net investment income.............................................       0.96%      0.20%       0.52%       1.08%         2.38%*
Net assets at end of period (000 omitted)..........................    $346,249   $424,089    $525,522    $493,767      $409,650

---------------
*   Annualized.
**  Not annualized.
(1) For the periods presented, the Portfolio operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Tax-Exempt Series. Effective July 1, 2005, the Portfolio no longer operates in a master-feeder structure.
(2) Commencement of operations.
(3) Less than $0.01 per share.








    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================



1. DESCRIPTION OF THE FUND. Wilmington Prime Money Market Portfolio ("Prime Money Market Portfolio"), Wilmington U.S. Government Portfolio ("U.S. Government Portfolio"), and Wilmington Tax-Exempt Portfolio ("Tax-Exempt Portfolio") (each, a "Portfolio" and collectively, the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund is contained in separate reports to their shareholders.

   The Portfolios currently offer two classes of shares: Service Shares and Investor Shares. Service Shares are offered to investors who use a financial intermediary to process transactions with the Portfolios and are subject to a shareholder servicing fee. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee. Information regarding the Investor Shares is included in a separate shareholder report.

   During the periods presented in this report, each Portfolio sought to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") which had the same investment objective, policies and limitations as the Portfolio. The performance of each Portfolio was directly affected by the performance of its corresponding Series. As of June 30, 2005, each Portfolio owned approximately 100% of its respective Series. The financial statements of each Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

   As described in Note 6, effective July 1, 2005, the Portfolios' investment structures were changed.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolios:

   Valuation of Investment in Series. Valuation of each Portfolio's investment in its Series is based on the underlying securities held by that Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   Investment Income. Each Portfolio records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Common expenses of the Fund are allocated on a pro rata basis among the series based on relative net assets. Investment income, common expenses and realized and unrealized gains and losses on investments are allocated among each Portfolio's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================



   Distributions to Shareholders. Distributions from net investment income are declared daily and paid monthly. For the Tax-Exempt Portfolio only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Portfolio's tax-exempt and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Portfolios do not incur an advisory fee directly, but rather indirectly through their investment in the Series. The investment adviser to each Series is Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation. The advisory and other fees charged to the Series are discussed in the notes to the Series' financial statements.

   Effective November 19, 2004, RSMC provides compliance services to the Portfolios pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of each Portfolio's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statements of operations.

   The Service Shares of each Portfolio have adopted a shareholder service plan authorizing each Portfolio to pay service providers an annual fee not exceeding 0.25% of a Portfolio's average daily net assets of the Service Shares, to compensate service providers who maintain a service relationship.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. The tax character of distributions paid for the years ended June 30, 2005 and 2004 was as follows:


                                                                             Prime Money      U.S. Government    Tax-Exempt
                                                                           Market Portfolio      Portfolio       Portfolio
                                                                           ----------------   ---------------    ----------
        Year ended June 30, 2005
        Ordinary income ...............................................      $31,045,502        $11,228,356      $       --
        Tax-exempt income .............................................               --                 --       4,108,786

        Year ended June 30, 2004
        Ordinary income ...............................................      $ 8,807,501        $ 3,166,974      $       --
        Tax-exempt income .............................................               --                 --       1,044,997

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================



As of June 30, 2005, the components of accumulated earnings on a tax basis were as follows:

                                                                             Prime Money      U.S. Government    Tax-Exempt
                                                                           Market Portfolio      Portfolio       Portfolio
                                                                           ----------------   ---------------    ----------
        Undistributed ordinary income .................................        $27,238            $13,239            --


5. CONTRACTUAL OBLIGATIONS. The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios' maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios' existing contracts and expects the risk of loss to be remote.

6. SUBSEQUENT EVENT. Effective July 1, 2005, each Portfolio's investment structure was changed from a master-feeder structure to a stand-alone mutual fund, whereby each Portfolio directly invests in securities. The restructuring was accomplished through redemption by each Portfolio of its investment in its corresponding Series, whereby the Series distributed to the Portfolio its pro rata portion of assets and liabilities in a tax-free, in-kind distribution. No change in the investment adviser, its services or fees occurred as a result of the restructuring.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- SERVICE SHARES
-------------------------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio, and Wilmington Tax-Exempt Portfolio (the "Portfolios") (each a series of WT Mutual Fund) as of June 30, 2005, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights (Service Shares) for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios at June 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights (Service Shares) for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                               Ernst & Young LLP

Philadelphia, Pennsylvania
August 12, 2005

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 ANNUAL REPORT / JUNE 30, 2005
================================================================================




          (The following pages should be read in conjunction with the
                       Portfolios' Financial Statements.)

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / PRIME MONEY MARKET SERIES
------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005

 (Showing Percentage of Total Investments)
================================================================================

                                                                                        Moody's/S&P     Principal         Value
                                                                                         Ratings(1)      Amount         (Note 2)
                                                                                        -----------    -----------   --------------
BANK NOTES -- 3.6%
 BANKS -- 3.6%
   Bank of America, 3.17%, 08/10/05.................................................     P-1, A-1+     $80,000,000   $   80,000,000
                                                                                                                     --------------
  TOTAL BANK NOTES (Cost $80,000,000) ............................................................................       80,000,000
                                                                                                                     --------------
CERTIFICATES OF DEPOSIT -- 50.5%
 FOREIGN BANKS, FOREIGN CENTERS -- 15.2%
   ABN-Ambro Bank, 3.16%, 08/09/05..................................................     P-1, A-1+      85,000,000       85,000,456
   Deutsche Bank, 3.23%, 08/23/05...................................................     P-1, A-1+      85,000,000       84,998,687
   Landesbank Hessen-Thuringen, 3.27%, 10/20/05.....................................     P-1, A-1+      86,000,000       85,961,368
   Societe Generale, 3.18%, 08/11/05................................................     P-1, A-1+      80,000,000       80,000,000
                                                                                                                     --------------
                                                                                                                        335,960,511
                                                                                                                     --------------
 FOREIGN BANKS, U.S. BRANCHES -- 24.9%
   Barclays Bank PLC, 3.30%, 09/06/05...............................................     P-1, A-1+      80,000,000       80,000,000
   BNP Paribas, 3.01%, 07/05/05.....................................................     P-1, A-1+      50,000,000       50,000,000
   Calyon, 3.07%, 07/15/05..........................................................     P-1, A-1+      75,000,000       75,000,000
   Credit Suisse First Boston, 3.12%, 07/18/05......................................      P-1, A-1      50,000,000       50,000,000
   Credit Suisse First Boston, 3.20%, 08/08/05......................................      P-1, A-1      25,000,000       25,000,000
   Dexia Credit, 3.44%, 09/28/05....................................................     P-1, A-1+      90,000,000       90,001,103
   Lloyds Bank PLC, 3.42%, 09/29/05.................................................     P-1, A-1+      90,000,000       90,000,000
   Rabobank Nederland, 3.44%, 09/30/05..............................................     P-1, A-1+      90,000,000       90,000,000
                                                                                                                     --------------
                                                                                                                        550,001,103
                                                                                                                     --------------
 U.S. BANKS, U.S. BRANCHES -- 10.4%
   Citibank, 3.11%, 07/25/05........................................................     P-1, A-1+      89,000,000       89,000,000
   PNC Bank, 3.61%, 12/22/05........................................................      P-1, A-1      50,000,000       50,000,000
   Wells Fargo Bank, 3.07%, 07/11/05................................................     P-1, A-1+      90,000,000       90,000,000
                                                                                                                     --------------
                                                                                                                        229,000,000
                                                                                                                     --------------
  TOTAL CERTIFICATES OF DEPOSIT (Cost $1,114,961,614) ............................................................    1,114,961,614
                                                                                                                     --------------
COMMERCIAL PAPER -- 25.9%
 COMPUTER SERVICES & SOFTWARE -- 2.8%
   Hewlett Packard Co., 3.11%, 07/26/05.............................................      P-1, A-1      61,500,000       61,367,177
                                                                                                                     --------------
 EDUCATION -- 1.5%
   Johns Hopkins University, 3.20%, 07/18/05........................................     P-1, A-1+      32,500,000       32,500,000
                                                                                                                     --------------
 FINANCIAL & INSURANCE -- 10.8%
   Dresdner US Finance, Inc., 3.22%, 08/09/05.......................................      P-1, A-1      50,000,000       49,825,583
   General Electric Capital Corp., 3.29%, 09/08/05..................................     P-1, A-1+      50,000,000       49,684,708
   Goldman Sachs Group, 3.27%, 07/25/05.............................................      P-1, A-1      50,000,000       49,891,000
   Morgan Stanley & Co., 3.04%, 07/11/05............................................      P-1, A-1      50,000,000       49,957,777
   Morgan Stanley & Co., 3.17%, 08/11/05............................................      P-1, A-1      40,000,000       39,855,589
                                                                                                                     --------------
                                                                                                                        239,214,657
                                                                                                                     --------------
 LEASING -- 7.9%
   International Lease Finance Corp., 3.03%, 07/06/05...............................     P-1, A-1+      90,000,000       89,962,125
   Vehicle Service Corp. of America, 3.35%, 09/13/05................................      N/R, A-1      85,000,000       84,414,681
                                                                                                                     --------------
                                                                                                                        174,376,806
                                                                                                                     --------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / PRIME MONEY MARKET SERIES
--------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================


                                                                                       Moody's/S&P     Principal          Value
                                                                                        Ratings(1)       Amount         (Note 2)
                                                                                       -----------    ------------   --------------
 UTILITIES -- 2.9%
   Centrica PLC, 3.33%, 09/09/05...................................................      P-1, A-1     $ 50,000,000   $   49,676,250
   Centrica PLC, 3.41%, 09/09/05...................................................      P-1, A-1       15,000,000       14,900,542
                                                                                                                     --------------
                                                                                                                         64,576,792
                                                                                                                     --------------
  TOTAL COMMERCIAL PAPER (Cost $572,035,432) .....................................................................      572,035,432
                                                                                                                     --------------
U.S. AGENCY OBLIGATIONS -- 0.9%
 FEDERAL HOME LOAN BANKS NOTES -- 0.9%
   Federal Home Loan Bank Notes, 2.88%, 05/25/06..................................................      20,000,000       19,853,867
                                                                                                                     --------------
  TOTAL U.S. AGENCY OBLIGATIONS (Cost $19,853,867) ...............................................................       19,853,867
                                                                                                                     --------------
REPURCHASE AGREEMENTS -- 19.1%
   With Goldman Sachs Group: at 3.42%, dated 06/30/05, to be repurchased at
    $211,020,045 on 07/01/05, collateralized by $217,330,000 of U.S. Treasury
    Notes 4.00% due 02/01/34 .....................................................................     211,000,000      211,000,000
   With Paine Webber Group: at 3.42%, dated 06/30/05, to be repurchased at
    $211,822,321 on 07/01/05, collateralized by $218,157,081 of Federal National
    Mortgage Association Securities with various coupons and maturities to 07/01/35 ..............     211,802,200      211,802,200
                                                                                                                     --------------
  TOTAL REPURCHASE AGREEMENTS (Cost $422,802,200) ................................................................      422,802,200
                                                                                                                     --------------
TOTAL INVESTMENTS (Cost $2,209,653,113)+ -- 100.0% ...............................................................   $2,209,653,113
                                                                                                                     ==============

---------------
+   Cost for federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.









    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / U.S. GOVERNMENT SERIES
---------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005

 (Showing Percentage of Total Investments)
================================================================================

                                                                                                     Principal        Value
                                                                                                      Amount         (Note 2)
                                                                                                    -----------   ------------
U.S. AGENCY OBLIGATIONS -- 78.7%
 FEDERAL FARM CREDIT BANKS NOTES -- 9.8%
   Federal Farm Credit Banks Notes, 3.07%, 07/07/05*.............................................    $50,000,000   $ 49,999,733
   Federal Farm Credit Banks Notes, 3.14%, 07/15/05*.............................................     10,000,000      9,999,681
   Federal Farm Credit Banks Notes, 3.19%, 07/20/05*.............................................     13,350,000     13,348,535
                                                                                                                   ------------
                                                                                                                     73,347,949
                                                                                                                   ------------
 FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 4.5%
   Federal Home Loan Bank Notes, 3.10%, 08/11/05 ................................................     33,690,000     33,571,055
                                                                                                                   ------------
 FEDERAL HOME LOAN BANKS NOTES -- 14.3%
   Federal Home Loan Banks Notes, 3.00%, 07/05/05* ..............................................     14,150,000     14,147,747
   Federal Home Loan Banks Notes, 2.22%, 08/09/05 ...............................................     14,000,000     13,984,795
   Federal Home Loan Banks Notes, 1.76%, 08/15/05 ...............................................     10,000,000      9,982,034
   Federal Home Loan Banks Notes, 3.25%, 08/15/05 ...............................................     15,100,000     15,099,105
   Federal Home Loan Banks Notes, 6.88%, 08/15/05 ...............................................      5,000,000      5,021,622
   Federal Home Loan Banks Notes, 1.50%, 08/19/05 ...............................................      5,595,000      5,582,206
   Federal Home Loan Banks Notes, 3.27%, 09/12/05* ..............................................     20,000,000     19,997,531
   Federal Home Loan Banks Notes, 2.25%, 09/13/05 ...............................................      5,000,000      4,989,725
   Federal Home Loan Banks Notes, 6.50%, 11/15/05 ...............................................      4,100,000      4,144,312
   Federal Home Loan Banks Notes, 2.00%, 12/28/05 ...............................................      4,000,000      3,968,502
   Federal Home Loan Banks Notes, 2.88%, 05/25/06 ...............................................     10,000,000      9,926,934
                                                                                                                   ------------
                                                                                                                    106,844,513
                                                                                                                   ------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 17.9%
   Federal Home Loan Mortgage Corporation Discount Notes, 2.95%, 07/05/05........................     23,390,000     23,382,333
   Federal Home Loan Mortgage Corporation Discount Notes, 3.09%, 08/09/05........................     11,100,000     11,062,843
   Federal Home Loan Mortgage Corporation Discount Notes, 3.11%, 09/06/05........................     25,000,000     24,855,298
   Federal Home Loan Mortgage Corporation Discount Notes, 3.22%, 09/06/05........................     25,000,000     24,850,181
   Federal Home Loan Mortgage Corporation Discount Notes, 3.30%, 09/20/05........................     25,000,000     24,814,375
   Federal Home Loan Mortgage Corporation Discount Notes, 3.33%, 09/20/05........................     25,000,000     24,812,688
                                                                                                                   ------------
                                                                                                                    133,777,718
                                                                                                                   ------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 2.3%
   Federal Home Loan Mortgage Corporation Notes, 1.50%, 08/15/05.................................      6,885,000      6,870,376
   Federal Home Loan Mortgage Corporation Notes, 2.55%, 11/17/05.................................     10,000,000      9,963,346
                                                                                                                   ------------
                                                                                                                     16,833,722
                                                                                                                   ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 15.1%
   Federal National Mortgage Association Discount Notes, 2.83%, 07/13/05.........................     30,000,000     29,971,700
   Federal National Mortgage Association Discount Notes, 2.86%, 07/13/05.........................     30,000,000     29,971,399
   Federal National Mortgage Association Discount Notes, 3.14%, 08/17/05.........................     27,145,000     27,033,721
   Federal National Mortgage Association Discount Notes, 3.12%, 09/07/05.........................     25,000,000     24,852,667
                                                                                                                   ------------
                                                                                                                    111,829,487
                                                                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / U.S. GOVERNMENT SERIES
---------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                                                     Principal       Value
                                                                                                      Amount        (Note 2)
                                                                                                    -----------   ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 14.8%
   Federal National Mortgage Association Notes, 2.50%, 07/20/05*................................    $10,000,000   $  9,973,215
   Federal National Mortgage Association Notes, 3.03%, 07/21/05*................................     25,000,000     24,994,980
   Federal National Mortgage Association Notes, 3.25%, 09/09/05*................................     29,250,000     29,242,470
   Federal National Mortgage Association Notes, 2.32%, 09/12/05.................................     15,000,000     14,970,612
   Federal National Mortgage Association Notes, 3.31%, 09/22/05*................................     25,000,000     24,978,174
   Federal National Mortgage Association Notes, 6.40%, 09/27/05.................................      1,600,000      1,611,392
   Federal National Mortgage Association Notes, 2.00%, 01/23/06.................................      5,000,000      4,957,479
                                                                                                                  ------------
                                                                                                                   110,728,322
                                                                                                                  ------------
  TOTAL U.S. AGENCY OBLIGATIONS (Cost $586,932,766).............................................                   586,932,766
                                                                                                                  ------------
REPURCHASE AGREEMENTS -- 21.3%
   With Goldman Sachs Group: at 3.42%, dated 06/30/05, to be repurchased at
    $79,007,505 on 07/01/05, collateralized by $81,370,000 of Federal Home Loan
    Mortgage Corporation Securities with a rate of 5.50% and a maturity of 01/01/35 ............     79,000,000     79,000,000
   With Paine Webber Group: at 3.42%, dated 06/30/05, to be repurchased at
    $79,951,995 on 07/01/05, collateralized by $82,343,835 of Federal National
    Mortgage Association Securities with various coupons and maturities to 07/01/35 ............     79,944,400     79,944,400
                                                                                                                  ------------
  TOTAL REPURCHASE AGREEMENTS (Cost $158,944,400) ..............................................                   158,944,400
                                                                                                                  ------------
TOTAL INVESTMENTS (Cost $745,877,166)+ -- 100.0% ...............................................                  $745,877,166
                                                                                                                  ============

---------------
+  Cost for federal income tax purposes.
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.








    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX-EXEMPT SERIES
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005

 (Showing Percentage of Total Investments)
================================================================================

                                                                                           Moody's/S&P     Principal       Value
                                                                                            Ratings(1)      Amount        (Note 2)
                                                                                          ------------    -----------   -----------
MUNICIPAL BONDS -- 100.0%
 DELAWARE -- 2.6%
   Delaware Economic Dev. Auth. Var. Rate Demand Rev.
    Bonds (St. Andrew's School Proj.), Ser. 2003, 2.30%, 07/07/05*....................    VMIG-1, A-1+    $ 9,400,000   $ 9,400,000
                                                                                                                        -----------
 FLORIDA -- 14.4%
   Brevard County Florida Health Fac. Auth. Health Care Fac. Rev. Ref. Bonds (Health
    First Inc. Proj.), 2.28%, 08/05/05................................................     VMIG-1, N/R      1,400,000     1,400,000
   City of Jacksonville, FL Commercial Paper Notes Ser. A, 2.80%, 08/12/05............      P-1, A-1+       9,380,000     9,380,000
   City of Jacksonville, FL PCR Rev. Ref. Bonds Florida Power & Light Co. Prol.,
    2.50%, 07/12/05...................................................................      P-1, A-1       11,450,000    11,450,000
   Jacksonville, FL Electric Auth., 2.85%, 09/01/05...................................     VMIG-1, A-1     11,500,000    11,500,000
   Orange County, FL Health Fac. Auth. Ref. Prog. Rev. Bonds, Ser. 1985 (Pooled Hosp.
    Loan Prog.), 2.70%, 08/01/05......................................................    VMIG-1, A-1+      8,000,000     8,000,000
   Orange County, FL Housing Fin. Auth. Multi-Family Housing
    Ref. Rev. Bonds (Post Fountains at Lee Vista Proj.),
    FNMA Gtd., Ser. 1997E, 2.30%, 07/07/05*...........................................      N/R, A-1+       4,235,000     4,235,000
   Palm Beach County, FL Health Fac. Auth. Variable Rate Rev. Bonds (Bethesda
    Healthcare Sys. Prol.), LOC SunTrust Bank, Ser. 2001, 2.28%, 07/01/05.............     VMIG-1, N/R      2,400,000     2,400,000
   St. Lucie County, FL Poll. Cntri. Ref. Rev. Bonds (Florida Power & Light Proj.),
    Ser. 2000, 2.30%, 07/01/05*.......................................................     VMIG-1, A-1      3,300,000     3,300,000
                                                                                                                        -----------
                                                                                                                         51,665,000
                                                                                                                        -----------
 GEORGIA -- 7.9%
   Clayton County, GA Hosp. Auth. Rev. Ant. Cert. (Southern Regional
    Medical Center Proj.), LOC SunTrust Bank, Ser. 1998B, 2.29%,
    07/07/05*.........................................................................      Aa1, N/R        3,670,000     3,670,000
   Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp., Inc. Proj.), LOC SunTrust
    Bank, Ser. 1997, 2.29%, 07/07/05*.................................................      Aa2, N/R        1,400,000     1,400,000
   Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp., Inc. Proj.), LOC SunTrust
    Bank, Ser. 2000, 2.29%, 07/07/05*.................................................     VMIG-1, N/R      4,300,000     4,300,000
   Columbus, GA Housing Auth. Rev. Bonds (Columbus State Univ.
    Foundation, Inc. Proj.), LOC SunTrust Bank, Ser.1997, 2.29%, 07/07/05*............      Aa2, N/R        1,000,000     1,000,000
   Floyd County, GA Dev. Auth. Environ. Imp. Rev. Bonds (Georgia Power Co. Plant
    Hammond Proj.), Ser. 1996, 2.28%, 07/01/05*.......................................     VMIG-1, A-1      1,200,000     1,200,000
   Floyd County, GA Dev. Auth. Rev. Bonds (Berry College, Inc. Proj.), LOC Sun Trust
    Bank, Ser. 1999, 2.29%, 07/07/05*.................................................      Aa2, N/R        3,400,000     3,400,000
   Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis Foundation, Inc. Proj.), LOC
    SunTrust Bank, Ser. 1996, 2.29%, 07/07/05*........................................      Aa2, N/R          800,000       800,000
   Fulton County, GA Dev. Auth. Rev. Bonds (Trinity School, Inc. Proj.), LOC SunTrust
    Bank, Ser. 2000, 2.29%, 07/07/05*.................................................     VMIG-1, N/R      5,700,000     5,700,000
   Gwinnett County, GA Dev. Auth. Rev. Bonds (Wesleyan School, Inc. Proj.), LOC
    SunTrust Bank, Ser. 1999, 2.29%, 07/07/05*........................................      Aa2, N/R        5,000,000     5,000,000
   Heard County, GA Poll. Cntrl. Rev. Bonds (Georgia Power Co. Plant
    Wansley Proj.), Ser. 1996, 2.33%, 07/01/05*.......................................     VMIG-1, A-1      2,000,000     2,000,000
                                                                                                                        -----------
                                                                                                                         28,470,000
                                                                                                                        -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX-EXEMPT SERIES
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================


                                                                                           Moody's/S&P     Principal       Value
                                                                                            Ratings(1)      Amount        (Note 2)
                                                                                          ------------    -----------   -----------
 ILLINOIS -- 15.9%
   Illinois Dev. Fin. Auth. Rev. Bonds (Goodman Theatre Proj.),
    LOC Banc One N.A./Northern Trust, Ser. 1999, 2.35%, 07/07/05*.....................      N/R, A-1+     $13,400,000   $13,400,000
   Illinois Dev. Fin. Auth. Rev. Bonds (Radiological Society Proj.),
    LOC American NB & T, Ser. 1997, 2.32%, 07/07/05*..................................      N/R, A-1+       1,970,000     1,970,000
   Illinois Educ. Fac. Auth. Commercial Paper Rev. Notes (Pooled Financing Prog.),
    2.80%, 08/11/05*..................................................................      N/R, A-1+       3,800,000     3,800,000
   Illinois Educ. Fac. Auth. Rev. Bonds (ACI/Cultural Pooled Financing Proj.), LOC
    American NB & T, Ser. 1998, 2.32%, 07/07/05*......................................      N/R, A-1+       7,835,000     7,835,000
   Illinois Educ. Fac. Auth. Rev. Bonds Ser. 2001B-3 (The Univ. of Chicago), 1.65%,
    07/28/05..........................................................................    VMIG-1, A-1+     20,000,000    20,000,000
   Illinois Health Fac. Auth. Var. Rate Adjustable Demand Rev. Bonds, Ser. 1995
    (Evanston Hospital Corp.), 2.63%, 11/03/05........................................    VMIG-1, A-1+      4,000,000     4,000,000
   Illinois Health Fac. Auth. Var. Rate Adjustable Demand Rev. Bonds, Ser. 1996
    (Evanston Hospital Corp.), 2.85%, 09/15/05........................................    VMIG-1, A-1+      6,000,000     6,000,000
                                                                                                                        -----------
                                                                                                                         57,005,000
                                                                                                                        -----------
 KANSAS -- 1.4%
   Wamego, KS Poll. Cntrl. Ref. Rev. Bonds (Utilicorp United, Inc. Proj.),
    LOC Bank One, NA, Ser. 1996, 2.35%, 07/07/05*.....................................      P-1, A-1+       5,000,000     5,000,000
                                                                                                                        -----------
 MARYLAND -- 2.8%
   Maryland Health & Higher Educ. Fac. Rev. Bonds Commercial Paper Rev. Notes (The
    Johns Hopkins Univ.) Ser. B, 2.55%, 09/07/05......................................      P-1, A-1+      10,000,000    10,000,000
                                                                                                                        -----------
 MASSACHUSETTS -- 4.2%
   Massachusetts State Health & Educ. Fac. Auth. Rev. Notes,
    Harvard Univ. Issue, Ser. EE, 2.80%, 08/15/05.....................................      P-1, A-1+      15,000,000    15,000,000
                                                                                                                        -----------
 MISSISSIPPI -- 1.7%
   Jackson County, MS Port Fac. Rev. Bonds (Chevron U.S.A., Inc. Proj.),
    Ser. 1993, 2.30%, 07/01/05*.......................................................      P-1, N/R        6,160,000     6,160,000
                                                                                                                        -----------
 MISSOURI -- 1.0%
   Missouri Health & Educ. Fac. Auth. (Washington Univ. Proj.), Ser. 1996A,
    2.30%, 07/01/05*..................................................................    VMIG-1, A-1+      3,665,000     3,665,000
                                                                                                                        -----------
 NEBRASKA -- 5.6%
   Nebraska Public Power Dist., 2.80%, 09/02/05.......................................      P-1, A-1       11,000,000    11,000,000
   Omaha Public Power Dist. Nebraska Commercial Paper Notes, 2.75%,
    08/09/05..........................................................................      P-1, A-1+       9,000,000     9,000,000
                                                                                                                        -----------
                                                                                                                         20,000,000
                                                                                                                        -----------
 NEVADA -- 2.8%
   Clark County, NV Highway Revenue (Motor Vehicle Fuel Tax) Commercial Paper Notes,
    Ser. 2005B, 2.70%, 08/08/05.......................................................      P-1, A-1+      10,000,000    10,000,000
                                                                                                                        -----------
 NEW YORK -- 3.5%
   New York City Muni Water Auth. Commercial Paper Notes Ser. 6, 2.85%, 08/18/05......      P-1, A-1+      12,500,000    12,500,000
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX-EXEMPT SERIES
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================




                                                                                           Moody's/S&P     Principal       Value
                                                                                            Ratings(1)      Amount        (Note 2)
                                                                                          ------------    -----------   -----------
 NORTH CAROLINA -- 1.4%
   Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth. Rev. Bonds
    (Texas Gulf Proj.), LOC BNP Paribas, Ser. 1985, 2.53%, 07/07/05*..................      Aa2, N/R      $ 5,000,000   $ 5,000,000
                                                                                                                        -----------
 OKLAHOMA -- 1.3%
   Tulsa County Ind. Auth., OK Var. Rate Demand Mtge. Rev. Bonds,
    (Montereau in Warren Woods Proj.), LOC BNP Paribas, Ser. 2002A,
    2.30%, 07/01/05*..................................................................      N/R, A-1+       4,500,000     4,500,000
                                                                                                                        -----------
 PENNSYLVANIA -- 1.2%
   Beaver County, PA Ind. Dev. Auth. Poll. Cntrl. Rev. Bonds
    (Atlantic Richfield Co. Proj.), Ser. 1995, 2.25%, 07/07/05*.......................    VMIG-1, A-1+      4,200,000     4,200,000
                                                                                                                        -----------
 TENNESSEE -- 6.3%
   City of Memphis, TN Gen. Oblig. Commercial Paper, 2.45%, 08/04/05..................      P-1, A-1+      12,700,000    12,700,000
   Clarksville, TN Public Bldg. Auth. Adjustable Rate Pooled Financing Rev. Bonds,
    Ser. 2004- (Tennessee Muni Bond Fund), 2.28%, 07/01/05*...........................     VMIG-1, N/R      3,500,000     3,500,000
   Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee Municipal Bond Fund Proj.),
    LOC Bank of America, Ser. 1984, 2.30%, 07/07/05*..................................      N/R, A-1+       2,150,000     2,150,000
   Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee Municipal Bond Fund
    Proj.), LOC Bank of America, Ser. 1995, 2.30%, 07/07/05*..........................      N/R, A-1+       1,000,000     1,000,000
   Montgomery County, TN Public Bldg. Auth. Adjustable Rate Pooled
    Financing Rev. Bonds, Ser. 2004 (Tennessee County Loan Pool), 2.28%,
    07/01/05*.........................................................................     VMIG-1, N/R      2,300,000     2,300,000
   Montgomery County, TN Public Bldg. Auth. Rev. Bonds (Tennessee County Loan Pool),
    LOC Bank of America, Ser. 2002, 2.28%, 07/01/05*..................................     VMIG-1, N/R        885,000       885,000
                                                                                                                        -----------
                                                                                                                         22,535,000
                                                                                                                        -----------
 TEXAS -- 15.2%
   City of Houston, TX Subordinate Lien Hotel Occupancy And Parking Rev. Commercial
    Paper Notes, Ser. A, 2.45%, 08/01/05..............................................      P-1, A-1+       6,900,000     6,900,000
   City of San Antonio, TX Electric and Gas System TECP, 2.80%, 08/16/05..............      P-1, A-1+       7,500,000     7,500,000
   City of San Antonio, TX Electric and Gas System TECP, 2.57%, 09/07/05..............      P-1, A-1+       7,500,000     7,500,000
   City of San Antonio, TX Water System Commercial Paper Notes, 2.80%, 08/12/05.......      P-1, A-1+       6,000,000     6,000,000
   Harris County, TX Health Fac. Auth. Dev. Corp. Hosp. Rev. Bonds (Texas Children's
    Hosp. Proj.), Ser. 1991B-1, 2.32%, 07/01/05*......................................    VMIG-1, A-1+      8,700,000     8,700,000
   Harris County, TX Health Fac. Dev. Corp. (St. Luke's Episcopal Hosp. Proj.), Ser.
    2001B, 2.30%, 07/01/05*...........................................................      N/R, A-1+       4,700,000     4,700,000
   Port Arthur Navigation Dist. of Jefferson County, TX Poll. Contrl. Rev. Ref. Bonds
    (Texaco Inc. Proj.), Ser. 1994, 2.30%, 07/01/05*..................................      P-1, A-1+       1,300,000     1,300,000
   Southwest Higher Educ. Auth., TX Higher Educ. Rev. Bonds (Southern Methodist Univ.
    Proj.), LOC Landesbank Hessen-Thurigen, Ser. 1985, 2.30%, 07/01/05*...............     VMIG-1, N/R      2,095,000     2,095,000
   State of Texas Public Finance Auth. Commercial Paper, 2.75%, 08/10/05..............      P-1, A-1+      10,000,000    10,000,000
                                                                                                                        -----------
                                                                                                                         54,695,000
                                                                                                                        -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX-EXEMPT SERIES
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================


                                                                                          Moody's/S&P     Principal        Value
                                                                                           Ratings(1)      Amount        (Note 2)
                                                                                          -----------    -----------   ------------
 VIRGINIA -- 1.4%
   University of Virginia Commercial Paper Gen. Rev. Pledge Notes, Ser. 2003A,
    2.75%, 08/05/05...................................................................     P-1, A-1+     $ 5,000,000   $  5,000,000
                                                                                                                       ------------
 WASHINGTON -- 2.9%
   King County, WA TECP Sewer Rev. Bonds Sewer Rev. Bond Ant.Commercial Paper Notes,
    2.80%, 08/11/05...................................................................      P-1, A-1       6,500,000      6,500,000
   Washington Health Care Fac. Auth. Lease Rev. Bonds
    (National Healthcare Research & Educ. Proj.), LOC BNP Paribas,
    2.35%, 07/07/05...................................................................    VMIG-1, N/R      4,000,000      4,000,000
                                                                                                                       ------------
                                                                                                                         10,500,000
                                                                                                                       ------------
 WISCONSIN -- 1.5%
   State of Wisconsin Gen. Oblig. Commercial Paper Notes, Ser. B, 2.75%,
    08/09/05..........................................................................     P-1, A-1+       5,504,000      5,504,000
                                                                                                                       ------------
 WYOMING -- 5.0%
   Sweetwater County, WY Poll. Control Rev. Bonds Pacificorp Proj. Ser. 1998A, LOC
    Barclays Bank PLC, 2.45%, 08/04/05................................................     P-1, A-1+       5,800,000      5,800,000
   Sweetwater County, WY Poll. Control Rev. Bonds Pacificorp Proj. Ser. 1998A, LOC
    Barclays Bank PLC, 2.50%, 08/05/05................................................     P-1, A-1+      10,475,000     10,475,000
   Sweetwater County, WY Poll. Control Rev. Bonds Pacificorp Proj. Ser. 1988B, LOC
    Barclays Bank PLC, 2.53%, 07/01/05*...............................................     P-1, A-1+       1,825,000      1,825,000
                                                                                                                       ------------
                                                                                                                         18,100,000
                                                                                                                       ------------
  TOTAL MUNICIPAL BONDS (Cost $358,899,000)...........................................                                  358,899,000
                                                                                                                       ------------
TOTAL INVESTMENTS (Cost $358,899,000)+ -- 100.0%......................................                                 $358,899,000
                                                                                                                       ============

---------------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+   Cost for Federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
LOC -- Letter of Credit.
SBPA -- Stand-By Bond Purchase Agreement.
TECP -- Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode.




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005



                                                                                           Prime            U.S.
                                                                                       Money Market      Government     Tax-Exempt
                                                                                          Series           Series         Series
                                                                                      --------------    ------------   ------------
ASSETS:
Investment in securities, at value*...............................................    $2,209,653,113    $745,877,166   $358,899,000
Cash..............................................................................                79              26          7,096
Interest receivable...............................................................         4,588,766       1,553,514      1,239,372
                                                                                      --------------    ------------   ------------
Total assets......................................................................     2,214,241,958     747,430,706    360,145,468
                                                                                      --------------    ------------   ------------
LIABILITIES:
Accrued advisory fee..............................................................           599,064         236,681        115,626
Other accrued expenses............................................................           226,677          99,790         60,333
                                                                                      --------------    ------------   ------------
Total liabilities.................................................................           825,741         336,471        175,959
                                                                                      --------------    ------------   ------------
NET ASSETS........................................................................    $2,213,416,217    $747,094,235   $359,969,509
                                                                                      ==============    ============   ============

---------------


* Investments at cost ............................................................    $2,209,653,113    $745,877,166   $358,899,000



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================



STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2005


                                                                                               Prime          U.S.
                                                                                           Money Market    Government    Tax-Exempt
                                                                                              Series         Series        Series
                                                                                            -----------    -----------   ----------
INVESTMENT INCOME:
 Interest Income.......................................................................     $46,425,275    $17,628,397   $7,488,692
                                                                                            -----------    -----------   ----------
EXPENSES:
 Advisory fees.........................................................................       7,097,060      2,991,098    1,583,642
 Administration and accounting fees....................................................       1,308,731        601,071      345,791
 Custody fees..........................................................................         165,463         67,261       40,287
 Trustees' fees........................................................................           4,773          4,773        4,773
 Compliance services...................................................................         106,811         40,586       21,443
 Professional fees.....................................................................         324,226        144,568       91,021
 Other.................................................................................         148,281         89,450       21,721
                                                                                            -----------    -----------   ----------
   Total expenses......................................................................       9,155,345      3,938,807    2,108,678
                                                                                            -----------    -----------   ----------
 Net investment income.................................................................      37,269,930     13,689,590    5,380,014
                                                                                            -----------    -----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................     $37,269,930    $13,689,590   $5,380,014
                                                                                            ===========    ===========   ==========



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================



STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2005


                                                                                    Prime              U.S.
                                                                                 Money Market       Government         Tax-Exempt
                                                                                    Series            Series             Series
                                                                               ---------------    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.....................................................    $    37,269,930    $    13,689,590   $     5,380,014
                                                                               ---------------    ---------------   ---------------
Net increase in net assets resulting from operations.......................         37,269,930         13,689,590         5,380,014
                                                                               ---------------    ---------------   ---------------
Transactions in beneficial interest:
 Contributions.............................................................      4,265,201,114      3,293,617,528     1,259,902,062
 Withdrawals...............................................................     (4,105,945,334)    (3,426,868,274)   (1,376,620,009)
                                                                               ---------------    ---------------   ---------------
Net increase (decrease) in net assets from transactions in beneficial
  interest.................................................................        159,255,780       (133,250,746)     (116,717,947)
                                                                               ---------------    ---------------   ---------------
Total increase (decrease) in net assets....................................        196,525,710       (119,561,156)     (111,337,933)
NET ASSETS:
 Beginning of year.........................................................      2,016,890,507        866,655,391       471,307,442
                                                                               ---------------    ---------------   ---------------
 End of year...............................................................    $ 2,213,416,217    $   747,094,235   $   359,969,509
                                                                               ===============    ===============   ===============


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================



STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004


                                                                                    Prime              U.S.
                                                                                 Money Market       Government         Tax-Exempt
                                                                                    Series            Series             Series
                                                                               ---------------    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.....................................................    $    14,730,170    $     5,623,083   $     2,262,600
 Net realized gain on investments..........................................              7,104              7,024                --
                                                                               ---------------    ---------------   ---------------
Net increase in net assets resulting from operations.......................         14,737,274          5,630,107         2,262,600
                                                                               ---------------    ---------------   ---------------
Transactions in beneficial interest:
 Contributions.............................................................      4,179,962,992      3,578,068,185     1,119,482,114
 Withdrawals...............................................................     (4,562,517,995)    (3,681,534,767)   (1,199,612,236)
                                                                               ---------------    ---------------   ---------------
Net decrease in net assets from transactions in beneficial interest........       (382,555,003)      (103,466,582)      (80,130,122)
                                                                               ---------------    ---------------   ---------------
Total decrease in net assets...............................................       (367,817,729)       (97,836,475)      (77,867,522)
NET ASSETS:
 Beginning of year.........................................................      2,384,708,236        964,491,866       549,174,964
                                                                               ---------------    ---------------   ---------------
 End of year...............................................................    $ 2,016,890,507    $   866,655,391   $   471,307,442
                                                                               ===============    ===============   ===============






    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================


1. DESCRIPTION OF THE TRUST. Prime Money Market Series, U.S. Government Series, and Tax-Exempt Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

   As described in Note 7, effective July 1, 2005, each Series ceased operations.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Each Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   Federal Income Taxes. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income Allocation. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Repurchase Agreements. Each Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Series has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   Other. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================



3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. RSMC, a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Series. RSMC receives an advisory fee at an annual rate of 0.37% of each Series' first $1 billion of average daily net assets; 0.33% of each Series' next $500 million of average daily net assets; 0.30% of each Series' next 500 million of average daily net assets; and 0.27% of each Series' average daily net assets in excess of $2 billion.

   Effective November 19, 2004, RSMC provides compliance services to the Series pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of each Series' average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statements of operations.

   Prior to September 30, 2004, RSMC provided administrative and accounting services to each Series. For the period July 1, 2004 to September 30, 2004, RSMC was paid $513,458, $209,547, and $111,724, by the Prime Money Market, U.S. Government, and Tax-Exempt Series, respectively, for these services.

   Wilmington Trust Company, an affiliate of RSMC, serves as custodian and PFPC Trust Company serves as sub-custodian to the Trust.

4. FINANCIAL HIGHLIGHTS

                                                                                                 For the Fiscal Years Ended June 30,
                                                                                                 -----------------------------------
                                                                                                 2005   2004    2003    2002   2001
                                                                                                 ----   ----    ----    ----   ----
  PRIME MONEY MARKET SERIES
   Total Return..............................................................................    1.78%  0.65%   1.14%   2.24%  5.70%
   Ratios to Average Net Assets:
     Expenses................................................................................    0.44%  0.46%   0.45%   0.45%  0.45%
     Net investment income...................................................................    1.78%  0.66%   1.13%   2.19%  5.51%
  U.S. GOVERNMENT SERIES
   Total Return..............................................................................    1.71%  0.61%   1.02%   2.06%  5.66%
   Ratios to Average Net Assets:
     Expenses................................................................................    0.49%  0.50%   0.50%   0.50%  0.49%
     Net investment income ..................................................................    1.70%  0.60%   1.03%   2.07%  5.24%
  TAX-EXEMPT SERIES
   Total Return..............................................................................    1.29%  0.48%   0.80%   1.36%  3.42%
   Ratios to Average Net Assets:
     Expenses................................................................................    0.49%  0.51%   0.50%   0.50%  0.50%
     Net investment income...................................................................    1.26%  0.48%   0.80%   1.36%  3.33%


5. CREDIT RISK. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================




   Approximately 32% of the investments of the Tax-Exempt Series on June 30, 2005, were insured by private issuers that guarantee payment of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

6. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

7. SUBSEQUENT EVENT. Effective July 1, 2005, each Series distributed all of its assets and liabilities to its investors in a tax-free, in-kind distribution and ceased operations.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================




To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Prime Money Market Series, U.S. Government Series, and Tax-Exempt Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2005, and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2005, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                                                    Ernst & Young LLP

Philadelphia, Pennsylvania
August 12, 2005

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS
================================================================================


WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES


                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                 Principal               Fund             Other
                              Position(s)         Term of Office               Occupation(s)            Complex       Directorships
                               Held with           and Length of                During Past           Overseen by        Held by
Name, Address and Age         Fund Complex          Time Served                 Five Years              Trustee          Trustee
---------------------         ------------   ------------------------    ------------------------    -------------   --------------
ROBERT J. CHRISTIAN(1)        Trustee,       Shall serve until death,    Executive Vice                   48         Wilmington
Date of Birth: 2/49           President,     resignation or removal.     President and                               Low Volatility
                              Chief          Trustee, President and      Chief Investment                            Fund of Funds
                              Executive      Chairman of the Board       Officer of Wilmington                       (Closed-End
                              Officer and    since October 1998.         Trust Company since                         Registered
                              Chairman of                                February 1996; President                    Investment
                              the Board                                  of Rodney Square                            Company).
                                                                         Management Corporation
                                                                         ("RSMC") from 1996
                                                                         to 2005; Vice President
                                                                         of RSMC since 2005.

FRED FILOON(2)                Trustee        Shall serve until death,    Senior Vice President,           48         None
520 Madison Avenue                           resignation or removal.     Principal of Cramer
New York, NY 10022                           Trustee since November      Rosenthal McGlynn, LLC
Date of Birth: 3/42                          2004.                       since 1991.


---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.
(2) Mr. Filoon is an "interested" Trustee by reason of his position as Senior Vice President to Cramer Rosenthal McGlynn, LLC, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================



INDEPENDENT TRUSTEES


                                                                                                    Number of
                                                                                                  Portfolios in
                                                                              Principal               Fund              Other
                           Position(s)         Term of Office               Occupation(s)            Complex        Directorships
                            Held with           and Length of                During Past           Overseen by         Held by
Name, Address and Age      Fund Complex          Time Served                 Five Years              Trustee           Trustee
---------------------      ------------   ------------------------    ------------------------    -------------   -----------------
ROBERT H. ARNOLD           Trustee        Shall serve until death,    Founder and                      48         First Potomac
Date of Birth: 3/44                       resignation or removal.     co-manages,                                 Realty Trust
                                          Trustee since May           R. H. Arnold & Co.,
                                          1997.                       Inc. (investment
                                                                      banking company)
                                                                      since 1989.

DR. ERIC BRUCKER           Trustee        Shall serve until death,    Professor                        48         Wilmington
Date of Birth: 12/41                      resignation or removal.     of Economics                                Low Volatility
                                          Trustee since October       Widener University                          Fund of Funds
                                          1999.                       since July 2004;                            (Closed-End
                                                                      Formally, Dean,                             Registered
                                                                      School of Business                          Investment
                                                                      Administration of                           Company).
                                                                      Widener University
                                                                      from 2001 to 2004;
                                                                      Prior to that, Dean,
                                                                      College of Business,
                                                                      Public Policy and
                                                                      Health at the University
                                                                      of Maine from September
                                                                      1998 to June 2001.

NICHOLAS A. GIORDANO       Trustee        Shall serve until death,    Consultant, financial            48         Wilmington
Date of Birth: 3/43                       resignation or removal.     services organizations                      Low Volatility
                                          Trustee since October       from 1997 to present;                       Fund of Funds
                                          1998.                       Interim President,                          (Closed-end
                                                                      LaSalle University                          Registered
                                                                      from 1998 to 1999.                          Investment
                                                                                                                  Company);
                                                                                                                  Kalmar Pooled
                                                                                                                  Investment Trust;
                                                                                                                  Independence
                                                                                                                  Blue Cross;
                                                                                                                  Intricon
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  furnaces and
                                                                                                                  ovens).

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================


INDEPENDENT TRUSTEES


                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                  Principal              Fund             Other
                                 Position(s)         Term of Office             Occupation(s)           Complex       Directorships
                                  Held with           and Length of              During Past          Overseen by        Held by
Name, Address and Age            Fund Complex          Time Served                Five Years            Trustee          Trustee
---------------------            ------------   ------------------------    ---------------------    -------------   --------------
LOUIS KLEIN, JR.                 Trustee        Shall serve until death,    Self-employed                 48         WHX
Date of Birth: 5/35                             resignation or removal.     financial consultant                     Corporation
                                                Trustee since October       since 1991.                              (industrial
                                                1999.                                                                manufacturer);
                                                                                                                     CRM Mutual
                                                                                                                     Fund Trust

CLEMENT C. MOORE, II             Trustee        Shall serve until death,    Managing Partner,             48         CRM
Date of Birth: 9/44                             resignation or removal.     Mariemont Holdings,                      Mutual Fund
                                                Trustee since October       LLC, (real estate                        Trust
                                                1999.                       holding and
                                                                            development company)
                                                                            since 1980.

JOHN J. QUINDLEN                 Trustee        Shall serve until death,    Retired since 1993.           48         None
Date of Birth: 5/32                             resignation or removal.
                                                Trustee since October
                                                1999.

MARK A. SARGENT                  Trustee        Shall serve until death,    Dean and Professor of         48         Wilmington
Date of Birth: 4/51                             resignation or removal.     Law, Villanova                           Low Volatility
                                                Trustee since               University School of                     Fund of Funds
                                                November 2001.              Law since July 1997.                     (Closed-end
                                                                                                                     Registered
                                                                                                                     Investment
                                                                                                                     Company).

WT MUTUAL FUND AND WT INVESTMENT TRUST I
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================


EXECUTIVE OFFICERS


                                                                                                         Number of
                                                                                                       Portfolios in
                                                                                Principal                  Fund            Other
                           Position(s)          Term of Office                Occupation(s)               Complex      Directorships
                            Held with           and Length of                  During Past              Overseen by       Held by
Name, Address and Age     Fund Complex           Time Served                    Five Years                Trustee         Trustee
---------------------    ---------------   -----------------------    -----------------------------    -------------   -------------
ERIC K. CHEUNG           Chief Financial   Shall serve at the         Vice President,                       N/A             N/A
1100 North Market        Officer,          pleasure of the Board      Wilmington Trust
Street                   Vice President    and until successor is     Company Since 1986;
Wilmington, DE 19890     and Treasurer     elected and qualified.     and Vice President and
Date of Birth: 12/54                       Officer since October      Director of Rodney
                                           1998.                      Square Management
                                                                      Corporation since
                                                                      2001.

JOSEPH M. FAHEY, JR.     Vice President    Shall serve at the         Vice President, Rodney                N/A             N/A
1100 North Market                          pleasure of the Board      Square Management
Street                                     and until successor is     Corporation since
Wilmington, DE 19890                       elected and qualified.     1992.
Date of Birth: 1/57                        Officer since November
                                           1999.

WILLIAM P. RICHARDS, JR. Vice President    Shall serve at the         Managing Director,                    N/A             N/A
100 Wilshire Boulevard                     pleasure of the Board      Roxbury Capital
Suite 1000                                 and until successor is     Management LLC
Santa Monica, CA 90401                     elected and qualified.     since 1998.
Date of Birth: 11/36                       Officer since November
                                           2004.


ANNA M. BENCROWSKY       Chief             Shall serve at the         Vice President and                    N/A             N/A
1100 North Market        Compliance        pleasure of the Board      Chief Compliance
Street                   Officer           and until successor is     Officer, Rodney Square
Wilmington, DE 19890                       elected and qualified.     Management Corporation
Date of Birth: 5/51                        Officer since September    since 2004; Vice President
                                           2004.                      and Chief Compliance
                                                                      Officer, 1838 Investment
                                                                      Advisors, LP From 1998
                                                                      to 2004; Vice President,
                                                                      Secretary, and Treasurer,
                                                                      1838 Investment Advisors
                                                                      Funds from 1995 to 2004;
                                                                      Vice President and Secretary,
                                                                      1838 Bond--Debenture
                                                                      Trading Fund from
                                                                      1982 to 2004.

CHARLOTTA NILSSON        Secretary         Shall serve at the         Mutual Fund                           N/A             N/A
1100 North Market                          pleasure of the Board      Regulatory Administrator,
Street                                     and until successor is     Wilmington Trust Company
Wilmington, DE 19890                       elected and qualified.     since 2003.
Date of Birth: 9/70                        Officer since February     From 2001 to 2003
                                           2003.                      Regulatory Administrator,
                                                                      PFPC, Inc.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================




VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolios is available, without charge and upon request, on the SEC's website at http:// www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.


                   TRUSTEES                                                                  WILMINGTON
                                                                                                  FUNDS
               Robert H. Arnold
               Dr. Eric Brucker
             Robert J. Christian
                 Fred Filoon
             Nicholas A. Giordano
               Louis Klein, Jr.
             Clement C. Moore, II                              Money Market Portfolios
               John J. Quindlen                                Service Shares
               Mark A. Sargent
          ----------------------------

                   OFFICERS                                               o   Prime Money Market

       Robert J. Christian, President/                                    o   U.S. Government
           Chief Executive Officer
         Eric Cheung, Vice President/                                     o   Tax-Exempt
      Chief Financial Officer/Treasurer
     Joseph M. Fahey, Jr., Vice President
         Charlotta Nilsson, Secretary
 Anna M. Bencrowsky, Chief Compliance Officer
   William P. Richards, Jr., Vice President
           --------------------------

              INVESTMENT ADVISER

     Rodney Square Management Corporation
           1100 North Market Street
             Wilmington, DE 19890
           -------------------------

                  CUSTODIAN

           Wilmington Trust Company
           1100 North Market Street
             Wilmington, DE 19890
           ------------------------

                TRANSFER AGENT
              ADMINISTRATOR AND
               ACCOUNTING AGENT

                  PFPC Inc.
             301 Bellevue Parkway
             Wilmington, DE 19809
           ------------------------                                         ANNUAL
                                                                         June 30, 2005



This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Money Market Portfolios --
Service Shares.


WMMS-ANN-6/05

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE
================================================================================


DEAR SHAREHOLDER:

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

   The financial markets over the past year have performed reasonably well, but most of the performance occurred in the second half of 2004. Large capitalization stocks for example (Standard and Poor's 500 Index) rose 6.3% in the twelve months ended in June 2005, but actually fell marginally (-.8%) in the first half of 2005. Mid-capitalization and small-capitalization stocks, S&P 400 and S&P 600 Indices respectively, performed better than their large cap brethren, advancing 14.0%, and 13.5%, respectively, over the last year. Both mid-cap and small-cap stocks had slight increases in the first half of 2005, rising 3.8% and 1.8%, respectively. International stocks (MSCI EAFE Index) rose 13.7% in the past year and again it was all in the second half of 2004, as the first half of 2005 produced a modest 1.2% decline in the index.

   The fixed income markets have had a much smoother return pattern over the past year. The Lehman Aggregate Index was up 6.8% over the past year and 2.5% in the first half of 2005. Longer-term sectors produced more lucrative returns. The 30-year U.S. Treasury Index advanced 22.5% in the past year and 11.6% in the first half of 2005.

   Yogi Berra, a well known baseball coach said "The future ain't what it used to be," and that happens to summarize our analysis for the U.S. economy, interest rates and the financial markets. We know that the economy grew in the first half of 2005, and we know that inflation and interest rates rose. But our analysis brings us to the conclusion that the growth we enjoyed in the first half of 2005 will most likely not be repeated in the second half of the year. The main forces affecting this slowdown in economic growth are the tri-partite forces of tighter monetary policy, higher housing prices and higher oil prices. Oil prices, of course, have been well documented and are often at the forefront of the daily business news reports. But, in fact, monetary policy is far more powerful and far more of a concern than day-to-day fluctuations in oil prices. And, monetary policy has become reasonably restrictive over the past year. The Federal Reserve increased its target rate for federal funds in eight 25 basis point increments, closing the fiscal year at 3.25%. Money supply growth (year to year change in M3) has fallen from 6.8% in May of 2003 to 5.7% in May 2004 to 4.3% in May 2005. (Money supply as measured by the "M3" consists of checking accounts, currency, money market mutual funds savings accounts and CDs.) Money supply growth is a very good indicator of future economic growth, at least directionally. This slowdown in money supply growth over the last year should result in slower economic momentum over the next year.

   Further slowing economic momentum will be the very sector that helped the economy in 2003 and 2004 -- housing. The word "bubble" has been ascribed to housing prices in the past six-months, and the debate will surely rage as to its appropriateness. But, there is no debate over the impact of housing prices on mortgage financing. The affordability of housing has deteriorated in the last year, mainly because of higher home prices. The median sales price of homes has risen by 12% in the past year and 21% in the past two years.

   The impact of these forces on the overall economy is both direct and indirect. The direct impact of course is on housing itself. Surely, lower affordability will result in lower sales and lower new housing starts. Last year (2004) was a record year for home sales. Even early this year, sales were strong. But, with affordability levels at 10 year lows, we believe this robust pace will not continue.

   The secondary impact results from existing variable-rate mortgages. Households with these types of mortgages have already experienced a rise in their monthly mortgage payments and this will continue for other

                                       1

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WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

households as this year progresses. Couple this impact with the cost of energy and it seems clear that consumers will have less discretionary spending dollars in the next year.

   As a result of these monetary and energy forces acting upon the economy, there is likely to be a slowdown in economic growth in the next year. The 3.8% growth rate of the first quarter of 2005 is likely to be the fastest pace for this year. As economic momentum subsides, Federal Reserve policy will likely shift from an inflation focus to a growth focus. Thus, it is likely that the Fed's task of raising short-term interest rates will come to a close. If interest rates rise at all in the next six months, it will likely be minimal and the bulk of the second half of 2005 should experience stable interest rates.

WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND

   The Wilmington Large Cap Strategic Allocation Fund (the "Fund") returned 7.75% for the year ended June 30, 2005, compared to a return of 6.32% for the Standard & Poor's 500 Index, an unmanaged, capitalization-weighted index of five hundred publicly traded stocks, and to a return of 7.92% for the Russell 1000 Index. The Russell 1000 Index consists of the largest 1000 securities in the Russell 3000 Index and is reconstituted annually to ensure new and growing equities are reflected.

   Currently, the Fund employs two traditional active managers, Armstrong Shaw Associates, Inc. ("ASA") and Montag & Caldwell, Inc. ("M&C"), as well as a tax-efficient, quantitative manager First Quadrant, L.P., and an index manager. Additionally, the Fund invests in exchange traded funds (iShares Trust) based on the Russell 1000 Index and the Standard & Poor's 500 Index.

   Over the past year, the Fund's value tilt helped sustain the performance of the Fund, as value stocks, as measured by the Standard & Poor's/Barra 500 Value Index, returned 11.18%, compared with growth stocks, as measured by the Standard & Poor's/Barra 500 Growth Index, which returned only 1.54%. In addition to the allocation benefits of the value tilt, 2 of the 3 active managers outperformed their benchmarks for the period.

   First Quadrant, L.P. ("First Quadrant"), a tax-efficient, quantitative manager, was added as a manager to the Fund in December 2004. Their addition was designed to allow for improved tax efficiency and greater control of the Fund's benchmark risk, while preserving the opportunity to add value over the index. For the seven months since we hired First Quadrant, performance has been impressive, with 3.60% of outperformance vs. the Standard & Poor's 500 Index.

   Parametric Portfolio Associates LLC ("PPA"), the index manager, outperformed for the period, beating the Standard & Poor's 500 Index by 100 basis points for year due to the Fund's tilt towards value stocks.

   The Fund's growth manager, M&C, underperformed the Russell 1000 Growth Index for the trailing year. For the first six months of 2005, however, there appears to have been an increase in market preference for quality growth and Montag & Caldwell has outperformed the index. M&C believes that the relative attractiveness of growth stocks is especially compelling at this time. For the past five years, growth stocks have underperformed value stocks and large cap stocks have underperformed small cap stocks, resulting in attractive relative valuations for large cap growth stocks.

   Montag & Caldwell's stock selection process favors high quality companies, which tends to favor mega cap companies. The median market cap of Montag & Caldwell's Portfolio is $44.7 billion. During the period, small
                                       2

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


and mid-cap companies outperformed large-cap companies, and much of the advisor's performance shortfall can be attributed to this trend in the marketplace.
   The Fund's value manager, ASA, outperformed the Russell 1000 Value Index over the trailing one year period. Despite an under-weight to the very strong performing energy sector, ASA was able to outperform the benchmark in part due to an underweight to the technology sector, but primarily due to good stock picking. ASA's preference for high quality stocks that generate significant free cash flow was especially well rewarded during the first six months of 2005.

   The top ten holdings as of June 30, 2005 representing approximately 33.7% of total investments are:

TOP TEN - LARGE CAP

                                                Percent of Total                                Percent of Total
   10 Largest Holdings                             Investments      10 Largest Holdings            Investments
   -------------------                          ----------------    -------------------------   ----------------
   iShares Russell 1000 Value Index Fund               19.5%         Exelon Corp.                      1.4%
   Citigroup, Inc.                                      2.4%         Merrill Lynch & Co., Inc.         1.3%
   General Electric Co.                                 2.0%         Pfizer                            1.2%
   ConocoPhillips                                       1.8%         Bank of America                   1.2%
   Johnson & Johnson                                    1.7%         Chevron Texaco Corp.              1.2%

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


   The following graph compares the Wilmington Large Cap Strategic Allocation Fund ("Large Cap"), the S&P 500 Index and the Russell 1000 Index since the commencement of operations on July 1, 2003 through June 30, 2005.*

                      LARGE CAP STRATEGIC ALLOCATION FUND
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

                                [GRAPH OMITTED]

--------------------------------------------------------------

                Average Annual Total Return
                ---------------------------
                                                  Since
                                   1 Year       Inception
                                  --------     -----------
Large Cap                          7.75%          10.43%
S&P 500 Index                      6.32%          12.54%
Russell 1000 Index                 7.92%          13.56%

--------------------------------------------------------------



           Wilmington Large Cap Strategic Allocation -- Institutional



    $10,000                     $11,318                         $12,195
--------------------------------------------------------------------------------
     7/1/03                     6/30/04                         6/30/05



                                 S&P 500 Index


   $10,000.00                 $11,910.68                      $12,662.72
--------------------------------------------------------------------------------
     7/1/03                     6/30/04                         6/30/05



                               Russell 1000 Index


   $10,000.00                 $11,948.18                      $12,895.05
--------------------------------------------------------------------------------
     7/1/03                     6/30/04                         6/30/05


* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

   An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested.

   The values shown reflect a hypothetical investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

   The S&P 500 Index and Russell 1000 Index are unmanaged stock indexes without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest in an index.

   The performance in the graph does not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

WILMINGTON MID CAP STRATEGIC ALLOCATION FUND

   The Wilmington Mid Cap Strategic Allocation Fund (the "Fund") returned 9.33% for the year ended June 30, 2005, compared to a return of 14.03% during this period for the Standard & Poor's MidCap 400 Index, an unmanaged capitalization-weighted index of four hundred U.S. publicly traded stocks.

   Currently, the Fund has engaged three active managers: Bennett Lawrence Management, LLC ("BLM"), Eubel, Brady & Suttman ("EBS"), and Equity Investment Corporation ("EIC"), as well as an index manager. In addition, the Fund invests in exchange traded funds (iShares Trust) based on the Russell Midcap Index and the Standard & Poor's MidCap 400 Index.

   The Fund underperformed its benchmark for two fundamental reasons: quality and energy. The active managers selected for the Fund, particularly the two that follow a value-oriented investment style, tend to favor stocks with a high quality bias. These include those equities with stronger earnings, more stable balance sheets, lower levels of debt and a history of profitability. During the first two quarters of the fiscal year, these types of stocks tended to under perform the market overall, as several small rallies favored more risky, lower quality issues. As well, oil prices moved dramatically higher over the last year, driven by surging demand, reduced refining capacity and speculation, which rewarded oil sector stocks. These stocks, which already exhibited lofty valuations, were generally shunned by the value managers of the Fund, which look for more reasonable valuations. The absence of such exposure negatively impacted the results of the Fund, particularly during the first three quarters of the fiscal year.

   For the nine months ended June 30, 2005, the Fund maintained a tilt in style allocation toward value while remaining around the 30% midpoint of our 20-40% range for the passive/index allocation that utilizes both exchange-traded funds (ETF's) and an index manager, PPA. This value stance has benefited the Fund as value stocks have been in favor during the past year.

   The Fund's only growth manager, BLM, has trailed the Russell Midcap(R) Growth Index over the past 12 months, with most of the negative impact occurring during the first half of 2005. The manager's selections in the technology and healthcare sectors struggled in 2005, due to companies' smaller size and generally higher valuations. The performance of the stock has started to improve in the last month, and the manager's longer-term results are very strong.

   The two value-oriented managers in the Fund, EIC and EBS, both lagged their benchmarks, the Russell Midcap(R) Value Index, during the past year. Both managers had defensive positions in their Funds that emphasized high quality stocks with stable earnings, which were out of favor during the second half of 2004, and had little exposure to energy, which has performed very well over the last year. However, as earnings growth slows in 2005, we believe the market will to begin to favor higher quality offerings, which would benefit these two managers. The stabilization of oil prices, and perhaps even the contraction of valuations in this sector, which has become quite pricey, should also help to improve results.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   The top ten holdings as of June 30, 2005 representing approximately 28.0% of total investments are:

TOP TEN - MID CAP

                                      Percent of Total                                  Percent of Total
   10 Largest Holdings                   Investments      10 Largest Holdings              Investments
   -------------------                ----------------    ---------------------------   ----------------
   iShares S&P Mid Cap 400
    BARRA Value Index Fund                   14.5%         Quicksilver Resources, Inc.         1.5%
   Urban Outfitters, Inc.                     1.8%         Sunrise Senior Living, Inc.         1.5%
   NII Holdings, Inc.                         1.5%         Carter's, Inc.                      1.5%
   Rockwell Collins, Inc.                     1.5%         Lancaster Colony Corp.              1.4%
   Precision Castparts Corp.                  1.5%         Coldwater Creek, Inc.               1.3%


   The following graph compares the Wilmington Mid Cap Strategic Allocation Fund ("Mid Cap"), the S&P MidCap 400 Index and the Russell MidCap Index since the commencement of operations on July 1, 2003 through June 30, 2005.*

                       MID CAP STRATEGIC ALLOCATION FUND
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

                                [GRAPH OMITTED]


--------------------------------------------------------------

                Average Annual Total Return
                ---------------------------
                                                  Since
                                   1 Year       Inception
                                  --------     -----------
Mid Cap                            9.33%          15.54%
S&P MidCap 400 Index              14.03%          20.81%
Russell Mid Cap Index             17.12%          23.10%

--------------------------------------------------------------



            Wilmington Mid Cap Strategic Allocation -- Institutional



    $10,000                     $112,210                        $13,350
--------------------------------------------------------------------------------
     7/1/03                     6/30/04                         6/30/05



                           S&P MidCap 400 Index


   $10,000.00                 $12,798.33                      $14,593.78
--------------------------------------------------------------------------------
     7/1/03                    Jun-2004                         Jun-2005



                           Russell MidCap Index


   $10,000.00                 $12,938.61                       $15,153.38
--------------------------------------------------------------------------------
     7/1/03                    Jun-2004                         Jun-2005

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

   An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested.

   The values shown reflect a hypothetical investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

   The S&P MidCap 400 Index and Russell Mid Cap Index are unmanaged stock indexes without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest in an index.

   The performance in the graph does not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND

   The Wilmington Small Cap Strategic Allocation Fund (the "Fund") returned 11.29% for the year ended June 30, 2005, compared to a return of 13.45% for the Standard & Poor's SmallCap 600 Index (the "S&P SmallCap 600 Index") and 9.45% for the Russell 2000 Index during this period. Both the S&P SmallCap 600 Index and the Russell 2000 Index are unmanaged, capitalization-weighted indexes. The S&P SmallCap 600 Index tends to have a slightly larger market capitalization and contains six hundred publicly traded stocks, chosen based on size, liquidity, and to represent various industries. The Russell 2000 Index consists of the smallest 2000 securities in the Russell 3000 Index and is reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small cap opportunity set.

   The Fund has engaged two active managers: Batterymarch Financial Management ("BFM") and Systematic Financial Management ("SFM"), as well as an index manager. In addition, the Fund invests in exchange traded funds (iShares Trust) based on the S&P Small Cap 600 Index and the Russell 2000 Index.

   BFM continued to outperform the growth index benchmark during the past year. BFM's quantitative models have signaled correctly which sectors to overweight and underweight throughout the past 12 months and also have identified which stocks to own in those particular sectors. The expected turn towards high-quality stocks should continue to benefit Batterymarch's portfolio as the manger favors companies that have good cash flow and liquidity.

   SFM's performance during the past 9 months has exceeded the value index benchmark as the market has started to reward companies that have healthy balance sheets, low debt-to-capital ratios, and excess free-cash flow. However, SFM's portfolio did trail during the 3rd Quarter 2004 in part due to being significantly under-weighted in the Financial sector at a time when the market participants fled to stocks that provided high yields. High relative valuations and significant exposure to interest rate sensitivity led SFM to have limited exposure to Real Estate Investment Trusts, one of the best performing sectors in the past year.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   The top ten holdings as of June 30, 2005, representing approximately 13.5% of total investments are:

TOP TEN - SMALL CAP

                                          Percent of Total                                   Percent of Total
   10 Largest Holdings                       Investments      10 Largest Holdings               Investments
   -------------------                    ----------------    ----------------------------   ----------------
   iShares S&P Small Cap 600
    BARRA Value Index Fund                       5.6%          Eagle Materials, Inc.                0.9%
   Selective Insurance Group, Inc.               1.0%          Sierra Health Services, Inc.         0.8%
   Abercrombie & Fitch Co.                       1.0%          Lifepoint Hospitals, Inc.            0.8%
   Knoll, Inc.                                   0.9%          Cal One International, Inc.          0.8%
   Labor Ready, Inc.                             0.9%          Unit Corp.                           0.8%


   The following graph compares the Wilmington Small Cap Strategic Allocation Fund ("Small Cap"), the Russell 2000 Index and the S&P SmallCap 600 Index since the commencement of operations on July 1, 2003 through June 30, 2005.*

                      SMALL CAP STRATEGIC ALLOCATION FUND
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

                                [GRAPH OMITTED]


--------------------------------------------------------------

                Average Annual Total Return
                ---------------------------
                                                  Since
                                    1 Year       Inception
                                   --------     -----------
Small Cap                           11.29%         19.35%
S&P SmallCap 600 Index              13,45%         23.87%
Russell 2000 Index                   9.45%         20.82%

--------------------------------------------------------------



           Wilmington Small Cap Strategic Allocation -- Institutional



    $10,000                     $12,800                        $14,245
--------------------------------------------------------------------------------
     7/1/03                     6/30/04                        6/30/05



                           Russell 2000 Index


   $10,000.00                 $13,336.56                      $14,596.37
--------------------------------------------------------------------------------
     7/1/03                    Jun-2004                         Jun-2005



                          S&P SmallCap 600 Index


   $10,000.00                 $13,525.19                       $15,344.45
--------------------------------------------------------------------------------
     7/1/03                    Jun-2004                         Jun-2005

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

   An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested.

   The values shown reflect a hypothetical investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

   The S&P SmallCap 600 Index and Russell 2000 Index are unmanaged stock indexes without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest in an index.

   The performance in the graph does not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON INTERNATIONAL STRATEGIC ALLOCATION FUND

   The Wilmington International Strategic Allocation Fund (the "Fund") returned 16.41% for the year ended June 30, 2005. The MSCI EAFE Index returned 13.65% for the same period. The MSCI EAFE Index is an unmanaged capitalization weighted index of approximately 1,000 companies listed on the major stock exchanges in Europe, Australasia and the Far East.

   The Fund has engaged two investment managers: Goldman Sachs Asset Management, L.P. ("GSAM") and Julius Baer Investment Management, LLC ("JBIM"). GSAM attempts to provide superior returns through a structured stock selection process, while maintaining a return profile very close to that of the index. JBIM employs a more flexible approach and allows for greater concentrations in various countries, sectors, and industries.

   During the past year, the International Developed and Emerging equity markets have continued to outperform the domestic Large Cap equity markets as investors sought out means to gain higher investment returns. Capital continues to flow into burgeoning economies such as China and Eastern/Central Europe, fueling GDP growth. Both of the managers in the Fund exceeded the index benchmark in this time period, as JBIM's exposure to Emerging markets and smaller companies along with GSAM's superior stock selection both benefited the Fund's performance. Both manager's still see good valuations in the International markets and believe the trend for these stocks to outperform domestic stocks will persist.

   The top ten holdings as of June 30, 2005, representing approximately 14.5% of total investments are:

TOP TEN - INTERNATIONAL

                                         Percent of Total                                            Percent of Total
   10 Largest Holdings                      Investments      10 Largest Holdings                        Investments
    -------------------                  ----------------    -------------------------------------   ----------------
   Royal Dutch Petroleum Co.                   2.0%          Total SA                                      1.3%
   Bouygues SA                                 1.6%          Shell Transport & Trading Co. PLC ADR         1.3%
   Zurich Financial Services AG                1.6%          Nordea AB                                     1.3%
   BASF AG                                     1.6%          BNP Paribas SA                                1.2%
   iShares Dow Jones Euro STOXX 50             1.4%          Vodafone Group PLC, ADR                       1.2%

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   The following graph compares the performance of the Wilmington International Strategic Allocation Fund ("International") and its predecessor, the International Stock Fund (a collective investment fund), with that of the MSCI EAFE Index for the ten years ended June 30, 2005. The International Stock Fund's performance has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the International Fund (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The International Stock Fund was not a registered investment company under the 1940 Act and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different.*

                    INTERNATIONAL STRATEGIC ALLOCATION FUND
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

                                [GRAPH OMITTED]


--------------------------------------------------------------

                                 Average Annual Total Return
                                 ---------------------------
                                                      Since
                                 1 Year    5 Year   Inception
                                --------  -------  -----------
International                    16.41%    -3.13%     4.70%
MSCI EAFE Index                  13,65%    -0.55%     5.22%

--------------------------------------------------------------



         Wilmington International Strategic Allocation -- Institutional



10,000     11,568       13,164     134,893     14,108       18,554      13,442      11,520     10,531     13,597      15,829
-----------------------------------------------------------------------------------------------------------------------------------
6/30/95    6/30/96     6/30/97     6/30/98     6/30/99      6/30/00     6/30/01     6/30/02    6/30/03    6/30/04     6/30/05


                                 MSCI EAFE Index




10,000.00   11,362.22  12,857.92     13,678.43   14,762.09   16,613.55   13,293.80   12,068.75   11,337.67   15,062.10  17,189.81
---------------------------------------------------------------------------------------------------------------------------------
Jun-95       Jun-96      Jun-97       Jun-98       Jun-99     Jun-00      Jun-01       Jun-02      Jun-03     Jun-04      Jun-05


---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate. Shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 1-800-336-9970.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including a possible loss of the principal amount invested.

   The values shown reflect a hypothetical initial investment of $10,000 with dividends reinvested. The total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

   Please bear in mind that investing in foreign securities involves special risks such as currency fluctuation, less extensive regulation of foreign brokers and possible political instability.

   The MSCI EAFE Index is an unmanaged index representing the market value weighted price of approximately 1,000 stocks of the major stock exchanges in Europe, Australasia and the Far East. You cannot invest in an index.

   The performance in the above graph does not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON REAL ESTATE STRATEGIC ALLOCATION FUND

   The Wilmington Real Estate Strategic Allocation Fund (the "Fund") returned 30.00% for the year ended June 30, 2005, compared to a return of 32.65% for the NAREIT-Equity Index, a market-value weighted unmanaged index for tax-qualified real estate investment trusts listed on the NYSE, AMEX, and the NASDAQ, during the period.

   The Fund has engaged two active managers, AEW Management and Advisors, L.P. ("AEW") and Real Estate Management Services Group LLC ("REMS"), and additionally has a passive component consisting of investments in exchange traded funds based on the Cohen & Steers Realty Majors Index (iShares Trust), the Dow Jones U.S. Real Estate Index (iShares Trust), and the Wilshire REIT Index (streetTRACKS(R) Trust).

   REITs stole the show in 2004, surpassing just about every asset class with a return of nearly 32%. Low interest rates, poor market performance, large amounts of capital flowing into REIT investments, and subdued new commercial construction all acted to push up REIT prices in 2004. The second half of 2004 saw a return of 9.1% for the NAREIT-Equity Index, and the first half of 2005, though off to a rocky start during the first 3 months, was strong. At this point however, while REIT valuations and the sharp increase in share prices over the past 12 months are somewhat of a concern, the yield spread relative to stocks and bonds remains attractive and many real estate fundamentals appear to be improving.

   The Fund's returns have lagged the benchmark, largely due to the conservative stance of REMS. In light of the rising valuations, increasing REIT volatility, and the dominance of large capitalization REITs, REMS decided to invest approximately 25% of the Fund's assets in REIT preferred equity, which limited the ability to fully participate in a strong up market for REITs in 2004. However, REMS's defensive posture provided protection as intended -- when the REIT market lost 7.1% during the first 3 months of 2005, the Fund was only down 5.9%. Because of this downside protection, the Fund was ahead of its benchmark for the first half of 2005, and is gaining ground on the NAREIT-Equity Index's trailing 12-month return.

   AEW, a diversified value-oriented manager, has remained ahead of the NAREIT-Equity Index since the inception of the Fund.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
 PRESIDENT'S MESSAGE -- continued


   The top ten holdings as of June 30, 2005, representing approximately 52.4% of total investments are:

Top Ten - REAL ESTATE

                                                          Percent of Total                                   Percent of Total
   10 Largest Holdings                                      Investments      10 Largest Holdings                Investments
   -------------------                                    ----------------   ----------------------------    ----------------
   iShares Cohen & Steers Realty Majors Index Fund             36.9%         Boston Properties, Inc.              1.7%
   Simon Property Group, Inc.                                   2.2%         Host Marriott Corp.                  1.6%
   Liberty Property Trust                                       2.0%         Camden Property Trust                1.5%
   Archstone-Smith Trust                                        1.9%         Avalon Bay Communities, Inc.         1.5%
   iShares Dow Jones U.S. Real Estate Index Fund                1.7%         Taubman Centers, Inc.                1.4%


   The following graph compares the Wilmington Real Estate Strategic Allocation Fund ("Real Estate"), and the NAREIT Index since the commencement of operations on July 1, 2003 through June 30, 2005.*

                     REAL ESTATE STRATEGIC ALLOCATION FUND
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

                                [GRAPH OMITTED]


--------------------------------------------------------------

                                 Average Annual Total Return
                                 ---------------------------
                                                    Since
                                 1 Year           Inception
                                --------         -----------
Real Estate                      30.00%             24.59%
NAREIT Index                     32.65%             29.83%

--------------------------------------------------------------



          Wilmington Real Estate Strategic Allocation -- Institutional



    $10,000                     $11,940                        $15,522
--------------------------------------------------------------------------------
     7/1/03                     6/30/04                        6/30/05



                              NAREIT Index


   $10,000.00                 $12,707.19                      $16,857.52
--------------------------------------------------------------------------------
     7/1/03                    Jun-2004                         Jun-2005

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate. Shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 1-800-336-9970.

   An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including a possible loss of the principal amount invested.

   The values shown reflect a hypothetical initial investment of $10,000 with dividends reinvested. The total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

   Please bear in mind that investing in real estate funds involves special risks such as decline in value of real estate, changes in the value of the underlying property and defaults by borrowers. The NAREIT Index is an unmanaged stock market index without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest in an index.

   The performance in the above graph does not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares

   We invite your comments and questions and thank you for your investment in the Wilmington Strategic Allocation Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                             Sincerely,

                                             /s/ Robert J. Christian

                                             Robert J. Christian
July 29, 2005                                President

You should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus with this and other information may be obtained by calling (800) 336-9970. The prospectus should be read carefully before investing.

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy and are compiled from the investment adviser's research and from comments provided by the portfolio managers and the sub-advisers of each of the Funds. These comments reflect opinions as of the date written and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 EXPENSE DISCLOSURE
================================================================================

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

   o ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

   o HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

EXPENSE TABLE


                                                         BEGINNING      ENDING                  EXPENSES
                                                          ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                                           VALUE        VALUE       EXPENSE      DURING
                                                          1/01/05      6/30/05      RATIO(1)     PERIOD*
                                                         ---------    ---------    ----------   --------
Strategic Allocation Fund -- Large Cap
Actual Fund Return ...................................   $1,000.00    $1,010.60       1.00%       $4.99
Hypothetical 5% Return ...............................   $1,000.00    $1,019.89       1.00%       $5.01


WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 EXPENSE DISCLOSURE -- continued
================================================================================

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

                                                         BEGINNING      ENDING                  EXPENSES
                                                          ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                                           VALUE        VALUE       EXPENSE      DURING
                                                          1/01/05      6/30/05      RATIO(1)     PERIOD*
                                                         ---------    ---------    ----------   --------
Strategic Allocation Fund -- Mid Cap
Actual Fund Return ...................................   $1,000.00    $1,002.70       1.15%       $5.71
Hypothetical 5% Return ...............................   $1,000.00    $1,019.09       1.15%       $5.76

Strategic Allocation Fund -- Small Cap
Actual Fund Return ...................................   $1,000.00    $1,005.80       1.25%       $6.22
Hypothetical 5% Return ...............................   $1,000.00    $1,018.60       1.25%       $6.26

Strategic Allocation Fund -- International
Actual Fund Return ...................................   $1,000.00    $  989.60       1.01%       $4.98
Hypothetical 5% Return ...............................   $1,000.00    $1,019.79       1.01%       $5.06

Strategic Allocation Fund -- Real Estate
Actual Fund Return ...................................   $1,000.00    $1,068.00       1.15%       $5.90
Hypothetical 5% Return ...............................   $1,000.00    $1,019.09       1.15%       $5.76

---------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(1) During the period presented the Large Cap, Mid Cap and Small Cap Funds operated in a "fund of funds" structure and the International and Real Estate Funds operated as a feeder fund in a master-feeder structure and, accordingly, invested 100% of their investable assets in one or more series of WT Investment Trust I. The "Annualized Expense Ratio" includes expenses allocated from the respective series. Effective July 1, 2005, the Funds no longer operate in a master-feeder or "fund of funds" structure. Additionally, the investment advisory fee for the International Fund was increased by 0.20% of average net assets effective July 1, 2005. Had these changes in structure been in place as of January 1, 2005, the Funds expense analysis would have been as follows:

                                                              BEGINNING      ENDING                  EXPENSES
                                                               ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                                                VALUE        VALUE       EXPENSE      DURING
                                                               1/01/05      6/30/05       RATIO       PERIOD
                                                              ---------    ---------    ----------   --------
   Strategic Allocation Fund -- International
   Actual Fund Return......................................   $1,000.00    $  988.71       1.19%       $5.87
   Hypothetical 5% Return..................................   $1,000.00    $1,018.89       1.19%       $5.96

   Strategic Allocation Fund -- Real Estate
   Actual Fund Return......................................   $1,000.00    $1,068.00       1.11%       $5.69
   Hypothetical 5% Return..................................   $1,000.00    $1,019.29       1.11%       $5.56

    The change in structure did not affect the expenses of the Large Cap, Mid Cap or Small Cap Funds, which reflect the contractual expense limitation by the investment adviser.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 PORTFOLIO HOLDINGS
  JUNE 30, 2005
================================================================================

As of June 30, 2005, 100% of the Large Cap, Mid Cap, and Small Cap Strategic Allocation Funds' investable assets were invested in two corresponding series of WT Investment Trust I in accordance with weightings determined by the investment adviser, and 100% of the International and Real Estate Strategic Allocation Funds' investable assets were invested in a single corresponding series of WT Investment Trust I. The following tables present a summary of the portfolio holdings of each of the corresponding series of the WT Investment Trust I as a percentage of its total investments.


LARGE CAP MULTI-MANAGER SERIES
-------------------------------

Common Stocks
 Manufacturing                                                              29.3%
 Finance & Insurance                                                        20.2%
 Services                                                                   11.2%
 Wholesale & Retail Trade                                                   10.6%
 Oil & Gas                                                                   8.0%
 Communication & Broadcasting                                                7.0%
 Consumer Products                                                           3.8%
 Electric, Gas, Water & Utilities                                            2.8%
 Computer Services                                                           2.7%
 Aerospace & Defense                                                         1.6%
 Entertainment & Leisure                                                     1.2%
 Transportation                                                              0.9%
 Information Technology                                                      0.5%
 Hotels & Motels                                                             0.1%
Short-Term Investments                                                       0.1%
                                                                           -----
                                                                           100.0%
                                                                           =====

LARGE CAP QUANTITATIVE SERIES
-----------------------------

Common Stocks
 Finance & Insurance                                                        15.5%
 Manufacturing                                                              13.4%
 Oil & Gas                                                                   4.1%
 Services                                                                    3.6%
 Communication & Broadcasting                                                3.2%
 Wholesale & Retail Trade                                                    3.1%
 Electric, Gas, Water & Utilities                                            2.5%
 Computer Services                                                           1.3%
 Aerospace & Defense                                                         0.8%
 Consumer Products                                                           0.8%
 Transportation                                                              0.8%
 Entertainment & Leisure                                                     0.4%
 Real Estate Investment Trusts                                               0.3%
 Information Technology                                                      0.2%
 Mining                                                                      0.2%
 Hotels & Motels                                                             0.1%
Exchange Traded Funds                                                       49.6%
Short-Term Investments                                                       0.1%
                                                                           -----
                                                                           100.0%
                                                                           =====

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 PORTFOLIO HOLDINGS -- (Continued)

  JUNE 30, 2005
================================================================================
MID CAP MULTI-MANAGER SERIES
----------------------------

Common Stocks
 Manufacturing                                                              33.3%
 Finance & Insurance                                                        14.0%
 Services                                                                   12.5%
 Wholesale & Retail Trade                                                   11.2%
 Communication & Broadcasting                                                9.3%
 Oil & Gas                                                                   6.7%
 Computer Services                                                           4.3%
 Aerospace & Defense                                                         2.7%
 Real Estate Investment Trusts                                               2.4%
 Entertainment & Leisure                                                     1.5%
 Mining                                                                      1.1%
 Consumer Products                                                           0.8%
Short-Term Investments                                                       0.2%
                                                                           -----
                                                                           100.0%
                                                                           =====


MID CAP QUANTITATIVE SERIES
---------------------------

Common Stocks
 Manufacturing                                                              17.1%
 Finance & Insurance                                                         8.1%
 Services                                                                    6.9%
 Wholesale & Retail Trade                                                    5.7%
 Electric, Gas, Water & Utilities                                            3.9%
 Oil & Gas                                                                   3.2%
 Computer Services                                                           1.9%
 Real Estate Investment Trusts                                               1.6%
 Consumer Products                                                           1.1%
 Information Technology                                                      1.0%
 Transportation                                                              0.8%
 Communication & Broadcasting                                                0.7%
 Entertainment & Leisure                                                     0.3%
 Aerospace & Defense                                                         0.2%
 Mining                                                                      0.2%
Exchange Traded Funds                                                       47.2%
Short-Term Investments                                                       0.1%
                                                                           -----
                                                                           100.0%
                                                                           =====

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
 PORTFOLIO HOLDINGS -- (Continued)
--------------------------------------------------------------------------------
  JUNE 30, 2005

SMALL CAP MULTI-MANAGER SERIES
================================================================================

Common Stocks
 Manufacturing                                                              36.8%
 Services                                                                   13.7%
 Wholesale & Retail Trade                                                   11.8%
 Finance & Insurance                                                        11.6%
 Oil & Gas                                                                   6.5%
 Computer Services                                                           4.0%
 Entertainment & Leisure                                                     2.8%
 Real Estate Investment Trusts                                               2.2%
 Information Technology                                                      1.9%
 Transportation                                                              1.6%
 Aerospace & Defense                                                         1.5%
 Electric, Gas, Water & Utilities                                            1.2%
 Consumer Products                                                           1.0%
 Communication & Broadcasting                                                0.6%
 Healthcare                                                                  0.4%
 Real Estate                                                                 0.4%
 Telecommunications Services                                                 0.1%
Short-Term Investments                                                       1.9%
                                                                           -----
                                                                           100.0%
                                                                           =====


SMALL CAP QUANTITATIVE SERIES
-----------------------------

Common Stocks
 Manufacturing                                                              28.6%
 Services                                                                   11.3%
 Wholesale & Retail Trade                                                    9.6%
 Finance & Insurance                                                         9.0%
 Oil & Gas                                                                   4.5%
 Electric, Gas, Water & Utilities                                            4.0%
 Real Estate Investment Trusts                                               3.1%
 Information Technology                                                      2.0%
 Aerospace & Defense                                                         1.8%
 Computer Services                                                           1.7%
 Transportation                                                              1.4%
 Consumer Products                                                           0.9%
 Entertainment & Leisure                                                     0.4%
 Communication & Broadcasting                                                0.3%
 Healthcare                                                                  0.3%
 Hotels & Motels                                                             0.3%
 Mining                                                                      0.3%
 Farming & Agriculture                                                       0.1%
Exchange Traded Funds                                                       20.4%
Short-Term Investments                                                       0.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
 PORTFOLIO HOLDINGS -- (Continued)
--------------------------------------------------------------------------------
  JUNE 30, 2005
================================================================================



                       INTERNATIONAL MULTI-MANAGER SERIES


Common Stock
 United Kingdom                                                             18.0%
 Japan                                                                      16.8%
 France                                                                      9.9%
 Germany                                                                     6.9%
 Switzerland                                                                 6.3%
 Australia                                                                   4.5%
 Italy                                                                       4.4%
 Netherlands                                                                 3.6%
 Sweden                                                                      3.3%
 Spain                                                                       2.6%
 Poland                                                                      2.1%
 Russia                                                                      2.1%
 Ireland                                                                     1.9%
 Austria                                                                     1.8%
 Turkey                                                                      1.7%
 Norway                                                                      1.6%
 Belgium                                                                     1.3%
 Finland                                                                     1.2%
 Hong Kong                                                                   1.1%
 All others                                                                  6.1%
Preferred Stock                                                              0.2%
Exchange Traded Funds                                                        0.1%
Foreign Bonds                                                                0.1%
Short-Term Investments                                                       2.4%
                                                                           -----
                                                                           100.0%
                                                                           =====



Sector Allocations
Common/Preferred Stocks and Bonds
 Financial Services                                                         25.9%
 Oil & Gas                                                                  11.3%
 Telecommunications                                                          6.4%
 Pharmaceutical Preparations                                                 5.9%
 Food & Beverage                                                             4.5%
 Utilities                                                                   4.0%
 Retail                                                                      3.8%
 Metals & Mining                                                             3.7%
 Miscellaneous                                                               3.8%
 Building & Construction                                                     3.0%
 Transportation Services                                                     3.0%
 Chemical & Allied Products                                                  2.5%
 Diversified-Industrial & Consumer Products                                  2.2%
 Automobiles                                                                 2.2%
 Electronic Equipment & Components                                           2.2%
 Appliances & Household Durables                                             1.6%
 Broadcasting & Publishing                                                   1.7%
 Aerospace & Defense                                                         1.2%
 Real Estate                                                                 1.0%
 Computers                                                                   0.8%
 Tobacco                                                                     0.8%
 Precision Instruments & Medical Supplies                                    0.7%
 Commercial Printing                                                         0.6%
 Photographic Equipment & Supplies                                           0.6%
 Cosmetics & Toiletries                                                      0.6%
 Electrical Machinery, Equipment & Supplies                                  0.5%
 Commercial Services                                                         0.5%
 Energy Equipment & Services                                                 0.3%
 Diversified-Commercial Services                                             0.3%
 Advertising                                                                 0.3%
 Biotechnology                                                               0.2%
 Hotels, Other Lodging Places                                                0.2%
 Amusement & Recreational Services                                           0.2%
 Motorcycles, Bicycles & Parts                                               0.2%
 Textiles & Apparel                                                          0.2%
 Sporting & Athletic Goods                                                   0.2%
 Paper & Forest Products                                                     0.1%
 Glass Containers and Other Glass Products                                   0.1%
 Health Care Providers & Services                                            0.1%
 Plastics                                                                    0.1%
Short-Term Investments                                                       2.5%
                                                                           -----
                                                                           100.0%
                                                                           =====

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 PORTFOLIO HOLDINGS -- (Continued)

  JUNE 30, 2005
================================================================================



REAL ESTATE SERIES


 REIT's
   Apartments                                                                7.0%
   Office Property                                                           6.4%
   Industrial                                                                5.8%
   Diversified/Other                                                         5.1%
   Regional Malls                                                            5.0%
   Shopping Centers                                                          4.8%
   Hotels & Motels                                                           3.4%
   Office/Industrial                                                         2.6%
   Retail                                                                    2.0%
   Multi-Family                                                              1.7%
   Healthcare                                                                1.4%
   Storage                                                                   1.3%
   Forest Products                                                           0.5%
 Exchange Traded Funds                                                      38.7%
 Preferred Stock                                                             7.1%
 Common Stock                                                                4.2%
 Short-Term Investments                                                      3.0%
                                                                           -----
                                                                           100.0%
                                                                           =====



DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SECs website at http://www.sec.gov, or they may be reviewed and copied at the SECs Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
================================================================================



STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005


                                                                                 Strategic Allocation Fund
                                                         -------------------------------------------------------------------------
                                                          Large Cap      Mid Cap       Small Cap    International(1)  Real Estate(2)
                                                         -----------   -----------    -----------   ---------------  -------------
ASSETS:
Investment in Series, at value........................   $77,798,028   $38,189,028    $53,272,282     $426,639,463     $58,977,485
Receivable for Fund shares sold.......................       365,916        65,364        114,865       10,609,208         311,214
Receivable for investment in Series
  withdrawn...........................................       341,178       329,777        312,026        8,943,156         301,203
Other assets..........................................         3,407         1,945          2,630           17,357           2,591
                                                         -----------   -----------    -----------     ------------     -----------
Total assets..........................................    78,508,529    38,586,114     53,701,803      446,209,184      59,592,493
                                                         -----------   -----------    -----------     ------------     -----------
LIABILITIES:
Payable for Fund shares redeemed......................       341,178       329,777        312,026        8,943,156         301,203
Payable for investment in Series......................       365,916        65,364        114,865       10,609,208         311,214
Accrued expenses......................................         3,657         2,861          4,232           75,964          17,472
                                                         -----------   -----------    -----------     ------------     -----------
Total liabilities.....................................       710,751       398,002        431,123       19,628,328         629,889
                                                         -----------   -----------    -----------     ------------     -----------
NET ASSETS............................................   $77,797,778   $38,188,112    $53,270,680     $426,580,856     $58,962,604
                                                         ===========   ===========    ===========     ============     ===========
NET ASSETS CONSIST OF:
Paid-in capital.......................................   $66,829,715   $29,072,508    $40,919,860     $374,591,189     $46,254,761
Undistributed net investment income
  (accumulated loss)..................................        69,036       (29,533)       (11,917)       5,251,769         198,880
Accumulated net realized gain on investments..........     2,330,906     2,568,163      2,951,842       17,109,005       3,630,562
Net unrealized appreciation of investments
  and foreign currencies..............................     8,568,121     6,576,974      9,410,895       29,628,893       8,878,401
                                                         -----------   -----------    -----------     ------------     -----------
NET ASSETS............................................   $77,797,778   $38,188,112    $53,270,680     $426,580,856     $58,962,604
                                                         ===========   ===========    ===========     ============     ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
 ($0.01 par value, unlimited authorized
   shares):
 Institutional Shares.................................     6,457,471     2,870,229      3,828,019       50,006,275       4,159,578
                                                         ===========   ===========    ===========     ============     ===========
NET ASSET VALUE, offering and redemption
  price per share:
 Institutional Shares.................................   $     12.05   $     13.30    $     13.92     $       8.53     $     14.18
                                                         ===========   ===========    ===========     ============     ===========

---------------
(1)  Formerly, the Wilmington International Multi-Manager Portfolio.
(2)  Formerly, the Wilmington Real Estate Portfolio.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================



STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2005


                                                                                    Strategic Allocation Fund
                                                             ----------------------------------------------------------------------
                                                             Large Cap      Mid Cap      Small Cap  International(1)  Real Estate(2)
                                                             ----------   ----------    ----------  ----------------  -------------
NET INVESTMENT INCOME (LOSS) FROM SERIES:
 Dividends (net of foreign tax withheld)................  $1,362,130     $  480,954     $  609,558      $ 8,301,942  $ 1,707,842
 Interest...............................................          --             --            682          353,711           --
 Expenses...............................................    (724,328)(3)   (465,487)(4)   (688,150)(5)   (2,783,927)    (435,682)(6)
                                                          ----------     ----------     ----------      -----------  -----------
   Net investment income (loss) from Series.............     637,802         15,467        (77,910)       5,871,726    1,272,160
                                                          ----------     ----------     ----------      -----------  -----------
EXPENSES:
 Administration and accounting fees.....................      41,445         41,445         41,445           41,445       41,445
 Transfer agent fees....................................      27,689         22,288         27,048          120,528       25,932
 Reports to shareholders................................      25,262         12,946         15,875           58,996       15,440
 Trustees' fees.........................................      14,110         14,110         14,110           14,110       14,110
 Compliance services....................................       3,802          2,107          2,855           16,850        2,533
 Registration fees......................................      22,231         20,890         20,904           28,526       23,471
 Professional fees......................................      20,350         16,485         18,991           23,892       14,900
 Other..................................................      12,723          9,568         10,992           51,444        9,674
                                                          ----------     ----------     ----------      -----------  -----------
   Total expenses before fee waivers and
    expense reimbursements..............................     167,612        139,839        152,220          355,791      147,505
   Expenses reimbursed..................................    (151,025)      (108,542)      (132,181)              --           --
   Administration and accounting fees waived............      (5,704)       (20,724)       (10,362)              --      (17,920)
                                                          ----------     ----------     ----------      -----------  -----------
    Total expenses, net.................................      10,883         10,573          9,677          355,791      129,585
                                                          ----------     ----------     ----------      -----------  -----------
 Net investment income (loss)...........................     626,919          4,894       (87,587)        5,515,935    1,142,575
                                                          ----------     ----------     ----------      -----------  -----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS FROM SERIES:
 Net realized gain on investments.......................   2,590,529      2,582,106      3,128,521       25,779,514    5,324,089
 Net realized gain on foreign currency
   transactions.........................................          --             --             --          344,323           --
 Net realized gain on futures contracts.................          --             --             --          735,182           --
                                                          ----------     ----------     ----------      -----------  -----------
 Net realized gain on investments and foreign currency     2,590,529      2,582,106      3,128,521       26,859,019    5,324,089
 Net change in unrealized appreciation
   (depreciation) on investments and foreign currency...   2,345,650      1,334,336      3,327,876        9,881,452    6,428,184
                                                          ----------     ----------     ----------      -----------  -----------
 Net gain on investments and foreign currency...........   4,936,179      3,916,442      6,456,397       36,740,471   11,752,273
                                                          ----------     ----------     ----------      -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS............................................  $5,563,098     $3,921,336     $6,368,810      $42,256,406  $12,894,848
                                                          ==========     ==========     ==========      ===========  ===========

---------------
(1)  Formerly, the Wilmington International Multi-Manager Portfolio.
(2)  Formerly, the Wilmington Real Estate Portfolio.
(3)  Expenses from the Series are shown net of $54,286 of fees waived.
(4)  Expenses from the Series are shown net of $29,404 of fees waived.
(5)  Expenses from the Series are shown net of $44,563 of fees waived.
(6)  Expenses from the Series are shown net of $39,820 of fees waived.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================



STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2005


                                                                                                 Strategic Allocation Fund
                                                                                        -------------------------------------------
                                                                                          Large Cap       Mid Cap        Small Cap
                                                                                        ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss).......................................................    $    626,919    $      4,894   $    (87,587)
 Net realized gain on investments and foreign currency..............................       2,590,529       2,582,106      3,128,521
 Net change in unrealized appreciation (depreciation) on investments and foreign
   currency.........................................................................       2,345,650       1,334,336      3,327,876
                                                                                        ------------    ------------   ------------
Net increase in net assets resulting from operations................................       5,563,098       3,921,336      6,368,810
                                                                                        ------------    ------------   ------------
Distributions to shareholders:
 From net investment income.........................................................        (578,874)        (21,126)            --
 From net realized gain.............................................................              --        (113,174)    (1,456,767)
                                                                                        ------------    ------------   ------------
Total distributions.................................................................        (578,874)       (134,300)    (1,456,767)
                                                                                        ------------    ------------   ------------
Fund share transactions (a):
 Proceeds from shares sold..........................................................      21,675,655      13,035,634     18,146,376
 Cost of shares issued on reinvestment of distributions.............................         344,538         101,666      1,180,249
 Cost of shares redeemed............................................................     (18,686,434)    (20,372,899)   (26,743,502)
                                                                                        ------------    ------------   ------------
Net increase (decrease) in net assets from Fund share transactions..................       3,333,759      (7,235,599)    (7,416,877)
                                                                                        ------------    ------------   ------------
Total increase (decrease) in net assets.............................................       8,317,983      (3,448,563)    (2,504,834)
NET ASSETS:
 Beginning of period................................................................      69,479,795      41,636,675     55,775,514
                                                                                        ------------    ------------   ------------
 End of period......................................................................    $ 77,797,778    $ 38,188,112   $ 53,270,680
                                                                                        ============    ============   ============
 Undistributed net investment income (accumulated loss).............................    $     69,036    $    (29,533)  $    (11,917)
                                                                                        ============    ============   ============
                                                                                           Shares          Shares         Shares
                                                                                        ------------    ------------   ------------
(A)TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold........................................................................       1,876,358       1,049,829      1,400,474
 Shares issued on reinvestment of distributions.....................................          29,175           7,797         86,592
 Shares redeemed....................................................................      (1,612,890)     (1,597,471)    (2,018,186)
                                                                                        ------------    ------------   ------------
 Net increase (decrease) in shares..................................................         292,643        (539,845)      (531,120)
 Shares outstanding -- Beginning of period..........................................       6,164,828       3,410,074      4,359,139
                                                                                        ------------    ------------   ------------
 Shares outstanding -- End of period................................................       6,457,471       2,870,229      3,828,019
                                                                                        ============    ============   ============


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================



STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2005


                                                     Strategic Allocation Fund
                                                   -----------------------------
                                                   International(1)  Real Estate(2)
                                                   ---------------  --------------
INCREASE IN NET ASSETS:
Operations:
 Net investment income ........................     $  5,515,935    $  1,142,575
 Net realized gain on investments and foreign
  currency.....................................       26,859,019       5,324,089
 Net change in unrealized appreciation
   (depreciation) on investments
   and foreign currency........................        9,881,452       6,428,184
                                                    ------------    ------------
Net increase in net assets resulting from
  operations...................................       42,256,406      12,894,848
                                                    ------------    ------------
Distributions to shareholders:
 From net investment income ...................       (2,546,225)     (1,328,340)
 From net realized gain .......................               --      (2,475,149)
                                                    ------------    ------------
Total distributions ...........................       (2,546,225)     (3,803,489)
                                                    ------------    ------------
Fund share transactions (a):
 Proceeds from shares sold ....................      184,481,870      25,269,391
 Cost of shares issued on reinvestment of
  distributions................................        1,245,340       2,762,373
 Cost of shares redeemed ......................      (50,707,138)    (18,781,452)
                                                    ------------    ------------
Net increase in net assets from Fund share
  transactions.................................      135,020,072       9,250,312
                                                    ------------    ------------
Total increase in net assets ..................      174,730,253      18,341,671
NET ASSETS:
 Beginning of period ..........................      251,850,603      40,620,933
                                                    ------------    ------------
 End of period ................................     $426,580,856    $ 58,962,604
                                                    ============    ============
Undistributed net investment income ...........     $  5,251,769    $    198,880
                                                    ============    ============
                                                       Shares          Shares
                                                    ------------    ------------
(A)TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold ..................................       21,990,520       1,950,188
 Shares issued on reinvestment of
  distributions................................          149,860         211,317
 Shares redeemed ..............................       (6,197,761)     (1,454,611)
                                                    ------------    ------------
 Net increase in shares .......................       15,942,619         706,894
 Shares outstanding -- Beginning of period ....       34,063,656       3,452,684
                                                    ------------    ------------
 Shares outstanding -- End of period ..........       50,006,275       4,159,578
                                                    ============    ============

---------------
(1)  Formerly, the Wilmington International Multi-Manager Portfolio.
(2)  Formerly, the Wilmington Real Estate Portfolio.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================



STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004


                                                                                              Strategic Allocation Fund
                                                                                  -------------------------------------------------
                                                                                     Large Cap         Mid Cap          Small Cap
                                                                                  --------------    --------------   --------------
                                                                                  For the Period    For the Period   For the Period
                                                                                   July 1, 20031    July 1, 20031    July 1, 2003(1)
                                                                                      through          through           through
                                                                                   June 30, 2004    June 30, 2004     June 30, 2004
                                                                                  --------------    --------------   --------------
INCREASE IN NET ASSETS:
Operations:
 Net investment income (loss).................................................     $    264,798      $   (14,519)      $   (92,800)
 Net realized gain (loss) on investments and foreign currency.................         (259,623)         100,449         1,448,558
 Net change in unrealized appreciation (depreciation) on investments
   and foreign currency.......................................................        6,222,471        5,242,638         6,083,019
                                                                                   ------------      -----------       -----------
Net increase in net assets resulting from operations..........................        6,227,646        5,328,568         7,438,777
                                                                                   ------------      -----------       -----------
Distributions to shareholders:
 From net investment income...................................................         (243,810)              --                --
 From net realized gain.......................................................               --               --                --
                                                                                   ------------      -----------       -----------
Total distributions...........................................................         (243,810)              --                --
                                                                                   ------------      -----------       -----------
Fund share transactions (a):
 Proceeds from shares sold....................................................       75,852,301       40,675,572        55,840,314
 Cost of shares issued on reinvestment of distributions.......................          144,797               --                --
 Cost of shares redeemed......................................................      (12,501,139)      (4,367,465)       (7,503,577)
                                                                                   ------------      -----------       -----------
Net increase in net assets from Fund share transactions.......................       63,495,959       36,308,107        48,336,737
                                                                                   ------------      -----------       -----------
Total increase in net assets..................................................       69,479,795       41,636,675        55,775,514
NET ASSETS:
 Beginning of period..........................................................               --               --                --
                                                                                   ------------      -----------       -----------
 End of period................................................................     $ 69,479,795      $41,636,675       $55,775,514
                                                                                   ============      ===========       ===========
Undistributed net investment income (accumulated loss)........................     $     20,988      $   (14,519)      $   (17,054)
                                                                                   ============      ===========       ===========
                                                                                      Shares            Shares           Shares
                                                                                   ------------      -----------       -----------
(A)TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold..................................................................        7,293,856        3,788,752         4,980,389
 Shares issued on reinvestment of distributions...............................           13,321               --                --
 Shares redeemed..............................................................       (1,142,349)        (378,678)         (621,250)
                                                                                   ------------      -----------       -----------
 Net increase in shares.......................................................        6,164,828        3,410,074         4,359,139
 Shares outstanding -- Beginning of period....................................               --               --                --
                                                                                   ------------      -----------       -----------
 Shares outstanding -- End of period..........................................        6,164,828        3,410,074         4,359,139
                                                                                   ============      ===========       ===========

---------------
(1)  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================



STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004


                                                    Strategic Allocation Fund
                                                 -------------------------------
                                                 International(2)  Real Estate(3)
                                                 ---------------   --------------
                                                                  For the Period
                                                                  July 1, 2003(1)
                                                   Year Ended         through
                                                 June 30, 2004     June 30, 2004
                                                 --------------   --------------
INCREASE IN NET ASSETS:
Operations:
 Net investment income ......................     $  2,012,582      $   823,952
 Net realized gain on investments and
  foreign currency...........................       21,447,440          705,561
 Net change in unrealized appreciation
   (depreciation) on investments
   and foreign currency......................       13,831,964        2,450,217
                                                  ------------      -----------
Net increase in net assets resulting from
  operations.................................       37,291,986        3,979,730
                                                  ------------      -----------
Distributions to shareholders:
 From net investment income .................         (749,577)        (340,186)
 From net realized gain .....................               --          (23,060)
                                                  ------------      -----------
Total distributions .........................         (749,577)        (363,246)
                                                  ------------      -----------
Fund share transactions (a):
 Proceeds from shares sold ..................      138,276,220       41,227,160
 Cost of shares issued on reinvestment of
  distributions..............................          427,973          211,990
 Cost of shares redeemed ....................      (18,816,236)      (4,434,701)
                                                  ------------      -----------
Net increase in net assets from Fund share
  transactions                                     119,887,957       37,004,449
                                                  ------------      -----------
Total increase in net assets ................      156,430,366       40,620,933
NET ASSETS:
 Beginning of period ........................       95,420,237               --
                                                  ------------      -----------
 End of period ..............................     $251,850,603      $40,620,933
                                                  ============      ===========
Undistributed net investment income .........     $  1,879,058      $   396,832
                                                  ============      ===========
                                                     Shares           Shares
                                                  ------------      -----------
(A)TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold ................................       20,156,583        3,831,150
 Shares issued on reinvestment of
  distributions..............................           62,661           19,254
 Shares redeemed ............................       (2,750,735)        (397,720)
                                                  ------------      -----------
 Net increase in shares .....................       17,468,509        3,452,684
 Shares outstanding -- Beginning of period ..       16,595,147               --
                                                  ------------      -----------
 Shares outstanding -- End of period ........       34,063,656        3,452,684
                                                  ============      ===========

---------------
(1)  Commencement of operations.
(2)  Formerly, the Wilmington International Multi-Manager Portfolio.
(3)  Formerly, the Wilmington Real Estate Portfolio.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================



The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.


                                                 For the Fiscal   For the Period
                                                      Year        July 1, 2003(1)
                                                     Ended            through
LARGE CAP STRATEGIC ALLOCATION FUND --              June 30,         June 30,
   INSTITUTIONAL SHARES                               2005             2004
                                                 --------------   --------------
NET ASSET VALUE -- BEGINNING OF PERIOD ......       $ 11.27           $ 10.00
                                                    -------           -------
INVESTMENT OPERATIONS:
 Net investment income(2)....................          0.10              0.05
 Net realized and unrealized gain on
  investments................................          0.77              1.27
                                                    -------           -------
   Total from investment operations..........          0.87              1.32
                                                    -------           -------
DISTRIBUTIONS:
 From net investment income .................         (0.09)            (0.05)
                                                    -------           -------
NET ASSET VALUE -- END OF PERIOD ............       $ 12.05           $ 11.27
                                                    =======           =======
TOTAL RETURN ................................         7.75%            13.18%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
  DATA:(3)
 Expenses:
   Including expense limitations.............         1.00%             1.00%*
   Excluding expense limitations.............         1.29%             1.53%*
 Net investment income ......................         0.85%             0.56%*
Portfolio turnover rate(4)...................           42%               26%**
Net Assets at the end of period (000
  omitted)...................................       $77,798           $69,480

---------------

*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For the periods presented, the Fund operated in a "fund-of-funds" structure. The expense and net investment income ratios include expenses allocated from the underlying funds, WT Investment Trust I -- Large Cap Multi-Manager Series and Large Cap Quantitative Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a "fund of funds" structure.
(4) Portfolio turnover reflects the Fund's investment activity. The portfolio turnover for each Series is presented in its financial statements.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================





                                                 For the Fiscal   For the Period
                                                      Year       July 1, 2003(1)
                                                     Ended            through
MID CAP STRATEGIC ALLOCATION FUND --                June 30,         June 30,
   INSTITUTIONAL SHARES                               2005             2004
                                                 --------------   --------------
NET ASSET VALUE -- BEGINNING OF PERIOD ......       $ 12.21          $  10.00
                                                    -------          --------
INVESTMENT OPERATIONS:
 Net investment income (loss)(2).............            --(5)          (0.01)
 Net realized and unrealized gain on
  investments................................          1.13              2.22
                                                    -------          --------
   Total from investment operations..........          1.13              2.21
                                                    -------          --------
DISTRIBUTIONS:
 From net investment income .................         (0.01)               --
 From net realized gain .....................         (0.03)               --
                                                    -------          --------
   Total distributions.......................         (0.04)               --
                                                    -------          --------
NET ASSET VALUE -- END OF PERIOD ............       $ 13.30          $  12.21
                                                    =======          ========
TOTAL RETURN ................................         9.33%            22.10%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
  DATA:(3)
 Expenses:
   Including expense limitations.............         1.15%             1.15%*
   Excluding expense limitations.............         1.53%             1.89%*
 Net investment income (loss) ...............         0.01%           (0.05)%*
Portfolio turnover rate(4)...................           32%               17%**
Net Assets at the end of period (000
  omitted)...................................       $38,188          $ 41,637

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income (loss) per share was calculated using the average shares outstanding method.
(3) For the periods presented, the Fund operated in a "fund-of-funds" structure. The expense and net investment income ratios include expenses allocated from the underlying funds, WT Investment Trust I -- Mid Cap Multi-Manager Series and Mid Cap Quantitative Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a "fund of funds" structure.
(4) Portfolio turnover reflects the Fund's investment activity. The portfolio turnover for each Series is presented in its financial statements.
(5) Less than $0.01 per share.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================





                                                For the Fiscal  For the Period
                                                      Year        July 1, 2003(1)
                                                     Ended            through
SMALL CAP STRATEGIC ALLOCATION FUND --              June 30,         June 30,
   INSTITUTIONAL SHARES                               2005             2004
                                                 --------------   --------------
NET ASSET VALUE -- BEGINNING OF PERIOD ......       $  12.80         $  10.00
                                                    --------         --------
INVESTMENT OPERATIONS:
 Net investment loss(2)......................          (0.02)           (0.03)
 Net realized and unrealized gain on
  investments................................           1.46             2.83
                                                    --------         --------
   Total from investment operations..........           1.44             2.80
                                                    --------         --------
DISTRIBUTIONS:
 From net realized gain .....................          (0.32)              --
                                                    --------         --------
NET ASSET VALUE -- END OF PERIOD ............       $  13.92         $  12.80
                                                    ========         ========
TOTAL RETURN ................................         11.29%           28.00%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
  DATA:(3)
 Expenses:
   Including expense limitations.............          1.25%            1.25%*
   Excluding expense limitations.............          1.58%            1.92%*
 Net investment loss ........................        (0.16)%          (0.26)%*
Portfolio turnover rate(4)...................            44%              20%**
Net Assets at the end of period (000
  omitted)...................................       $ 53,271         $ 55,776

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3) For the periods presented, the Fund operated in a "fund-of-funds" structure. The expense and net investment income ratios include expenses allocated from the underlying funds, WT Investment Trust I -- Large Cap Multi-Manager Series and Large Cap Quantitative Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a "fund of funds" structure.
(4) Portfolio turnover reflects the Fund's investment activity. The portfolio turnover for each Series is presented in its financial statements.





    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================





                                                                                                For the Fiscal
                                                                                             Years Ended June 30,
                                                                           --------------------------------------------------------
                                                                             2005       2004        2003        2002         2001
                                                                           --------   --------    --------    ---------   ---------
INTERNATIONAL STRATEGIC ALLOCATION FUND(1) -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD.................................    $   7.39   $   5.75    $   6.29    $    7.43   $   12.48
                                                                           --------   --------    --------    ---------   ---------
INVESTMENT OPERATIONS:
 Net investment income(2)..............................................        0.14       0.08        0.07         0.01        0.05
 Net realized and unrealized gain (loss) on investments
   and foreign currency................................................        1.07       1.59       (0.61)       (1.07)      (3.19)
                                                                           --------   --------    --------    ---------   ---------
   Total from investment operations....................................        1.21       1.67       (0.54)       (1.06)      (3.14)
                                                                           --------   --------    --------    ---------   ---------
DISTRIBUTIONS:
 From net investment income............................................       (0.07)     (0.03)         --        (0.02)      (0.06)
 From net realized gains...............................................          --         --          --        (0.06)      (1.85)
                                                                           --------   --------    --------    ---------   ---------
   Total distributions.................................................       (0.07)     (0.03)         --        (0.08)      (1.91)
                                                                           --------   --------    --------    ---------   ---------
NET ASSET VALUE -- END OF PERIOD.......................................    $   8.53   $   7.39    $   5.75    $    6.29   $    7.43
                                                                           ========   ========    ========    =========   =========
TOTAL RETURN...........................................................      16.41%     29.12%     (8.59)%     (14.30)%    (27.55)%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
 Expenses:
   Including expense limitations.......................................       1.00%      1.08%       1.36%        1.37%       1.07%
   Excluding expense limitations.......................................       1.00%      1.08%       1.38%        1.39%       1.29%
 Net investment income.................................................       1.76%      1.16%       1.28%        0.21%       0.55%
Portfolio turnover rate................................................         71%       129%        148%          91%         86%
Net Assets at the end of period (000 omitted)..........................    $426,581   $251,851    $ 95,420    $  61,660   $  76,511

---------------

(1) Formerly, the Wilmington International Multi-Manager Portfolio.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For the periods presented, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- International Multi-Manager Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================



                                                 For the Fiscal   For the Period
                                                      Year        July 1, 2003(2)
                                                     Ended            through
REAL ESTATE STRATEGIC ALLOCATION FUND(1)-           June 30,         June 30,
   INSTITUTIONAL SHARES                               2005             2004
                                                 --------------   --------------
NET ASSET VALUE -- BEGINNING OF PERIOD ......       $ 11.77           $ 10.00
                                                    -------           -------
INVESTMENT OPERATIONS:
 Net investment income(3)....................          0.31              0.38
 Net realized and unrealized gain on
  investments................................          3.12              1.55
                                                    -------           -------
   Total from investment operations..........          3.43              1.93
                                                    -------           -------
DISTRIBUTIONS:
 From net investment income .................         (0.35)            (0.15)
 From net realized gains ....................         (0.67)            (0.01)
                                                    -------           -------
   Total distributions.......................         (1.02)            (0.16)
                                                    -------           -------
NET ASSET VALUE -- END OF PERIOD ............       $ 14.18           $ 11.77
                                                    =======           =======
TOTAL RETURN ................................        30.00%            19.40%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
  DATA:(4)
 Expenses:
   Including expense limitations.............         1.17%             1.56%*
   Excluding expense limitations.............         1.29%             1.78%*
 Net investment income ......................         2.36%             3.36%*
Portfolio turnover rate .....................           75%               29%**
Net Assets at the end of period (000
  omitted)...................................       $58,963           $40,621

---------------
*   Annualized.
**  Not annualized.
(1) Formerly, the Wilmington Real Estate Portfolio.
(2) Commencement of operations.
(3) The net investment income per share was calculated using the average shares outstanding method.
(4) For the periods presented, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Real Estate Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.





    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE FUND. Wilmington Large Cap Strategic Allocation Fund ("Large Cap Strategic Allocation Fund"), Wilmington Mid Cap Strategic Allocation Fund ("Mid Cap Strategic Allocation Fund"), Wilmington Small Cap Strategic Allocation Fund ("Small Cap Strategic Allocation Fund"), Wilmington International Strategic Allocation Fund ("International Strategic Allocation Fund"), and Wilmington Real Estate Strategic Allocation Fund ("Real Estate Strategic Allocation Fund") (each a "Fund" and collectively, the "Funds") are series of WT Mutual Fund ("WT Fund"). WT Fund is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Funds. Information regarding other series of WT Fund is contained in separate reports to their shareholders.

   Each Fund offers Institutional and Investor Shares. Additionally, the Large Cap Strategic Allocation, Mid Cap Strategic Allocation, and Small Cap Strategic Allocation Funds offer Service Shares. Institutional Shares are offered to retirement plans. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee. Service Shares are available to investors who use a financial intermediary and are subject to a shareholder service fee. As of June 30, 2005, the Investor Shares and Service Shares have not commenced operations.

   During the periods presented in this report, each of the Funds pursued its investment objective by investing in one or more investment companies.

   The Large Cap Strategic Allocation, Mid Cap Strategic Allocation, and Small Cap Strategic Allocation Funds pursued their investment objectives by investing in the following series of WT Investment Trust I in accordance with weightings determined by the investment adviser.

                                        Total
                                    Investment at
                                    June 30, 2005    WT Investment Trust I Series
                                    -------------   ------------------------------
  Large Cap Strategic
    Allocation Fund.............     $30,325,924    Large Cap Quantitative Series
                                      47,472,104    Large Cap Multi-Manager Series

  Mid Cap Strategic Allocation
    Fund........................     $11,739,196    Mid Cap Quantitative Series
                                      26,449,832    Mid Cap Multi-Manager Series

  Small Cap Strategic
    Allocation Fund.............     $14,639,320    Small Cap Quantitative Series
                                      38,632,962    Small Cap Multi-Manager Series


   The International Strategic Allocation Fund and Real Estate Strategic Allocation Fund sought to achieve their investment objectives by investing all of their investable assets in the International Multi-Manager Series and Real Estate Series, respectively, each a series of WT Investment Trust I which had the same investment objective, policies and limitations as the Fund.

   As of June 30, 2005, each Fund owned approximately 100% of its respective series.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS  -- continued
================================================================================

   Performance of each Fund was directly affected by the performance of the series of WT Investment Trust I (the "Series") in which it invested. The financial statement of each Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   As described in Note 7, effective July 1, 2005, the Funds' investment structures were changed.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

   Valuation of Investment in Series. Valuation of each Fund's investment in its Series is based on the underlying securities held by that Series. Each Fund is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal provision is required.

   Investment Income. Each Fund records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Fund records its own expenses as incurred. Common expenses of WT Fund are allocated on a pro rata basis among the series based on relative net assets.

   Distributions to Shareholders. Distributions from net investment income, if any, are declared and paid to shareholders quarterly, except for the International Strategic Allocation Fund for which such distributions are declared and paid annually. Distributions from net realized gains, if any, will be declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Funds do not incur an advisory fee directly, but rather indirectly through their investment in the Series. The investment adviser to each Series is Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation. The advisory and other fees charged to the Series are discussed in the notes to the Series' financial statements.

   Effective November 19, 2004, RSMC provides compliance services to the Funds pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of each Fund's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statements of operations.

   Prior to September 30, 2004, RSMC also served as administrator and accounting agent to each Fund. For the period July 1, 2004 to September 30, 2004, RSMC was paid $10,125, $6,750, $10,125, $13,500 and $6,750 by

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS  -- continued
================================================================================

   the Large Cap Strategic Allocation, Mid Cap Strategic Allocation, Small Cap Strategic Allocation, International Strategic Allocation and Real Estate Strategic Allocation Funds, respectively, for these services.

   RSMC has agreed to reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.00%, 1.15%, 1.25% and 1.17% of the average daily net assets of the Institutional Shares of Large Cap Strategic Allocation, Mid Cap Strategic Allocation, Small Cap Strategic Allocation and Real Estate Strategic Allocation Funds, respectively. These undertakings will remain in place until July 1, 2006, except for the Real Estate Strategic Allocation Fund for which the undertaking will remain in place until January 1, 2006, unless the Board of Trustees approves their earlier termination.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains and gains (losses) on foreign currency transactions are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differenced are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 3005, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses, distributions from real estate investment trust, foreign currency losses, and passive foreign investment companies:

                                                               Large Cap      Mid Cap      Small Cap    International   Real Estate
                                                               Strategic     Strategic     Strategic      Strategic      Strategic
                                                               Allocation   Allocation    Allocation     Allocation      Allocation
                                                                  Fund         Fund          Fund           Fund            Fund
                                                               ----------   ----------    ----------    -------------   -----------
  Paid-in-capital..........................................       $(3)        $    --      $     --       $      --       $     --
  Undistributed net investment income
    (accumulated loss).....................................         3           1,218        92,724         403,001        (12,187)
  Accumulated net realized gain (loss) on
    investments............................................        --          (1,218)      (92,724)       (403,001)        12,187

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS  -- continued
================================================================================

   The tax character of distributions paid was as follows:

                                                               Large Cap      Mid Cap      Small Cap    International   Real Estate
                                                               Strategic     Strategic     Strategic      Strategic      Strategic
                                                               Allocation   Allocation    Allocation     Allocation      Allocation
                                                                  Fund         Fund          Fund           Fund            Fund
                                                               ----------   ----------    ----------    -------------   -----------
  Year ended June 30, 2005
  Ordinary income..........................................     $578,874     $133,945     $1,456,026     $2,546,225      $2,363,025
  Long-term capital gain...................................           --          355            741             --       1,440,464
                                                                --------     --------     ----------     ----------      ----------
     Total distributions...................................     $578,874     $134,300     $1,456,767     $2,456,225      $3,803,489
                                                                ========     ========     ==========     ==========      ==========
  Year ended June 30, 2004
  Ordinary income..........................................     $243,810     $     --     $       --     $  749,577      $  363,246
                                                                --------     --------     ----------     ----------      ----------
     Total distributions...................................     $243,810     $     --     $       --     $  749,577      $  363,246
                                                                ========     ========     ==========     ==========      ==========

   As of June 30, 2005, the components of accumulated earnings on a tax basis were as follows:

                                                              Large Cap      Mid Cap      Small Cap     International   Real Estate
                                                              Strategic     Strategic     Strategic       Strategic      Strategic
                                                             Allocation    Allocation     Allocation     Allocation      Allocation
                                                                Fund          Fund           Fund           Fund            Fund
                                                             -----------   ----------    -----------    -------------   -----------
  Undistributed ordinary income..........................    $    79,975   $  246,568    $   718,294     $ 7,084,221    $   837,969
  Undistributed long-term capital gains..................      2,738,336    2,331,234      2,312,766      17,811,865      2,907,452
  Post October capital losses............................             --           --             --      (1,159,009)            --
  Other temporary differences............................       (10,942)     (10,942)       (11,917)       1,425,468           (975)
  Net unrealized appreciation (depreciation)
    of investments and foreign currencies................      8,160,691    6,548,744      9,331,677      26,827,122      8,963,397
                                                             -----------   ----------    -----------     -----------    -----------
      Total accumulated earnings.........................    $10,968,060   $9,115,604    $12,350,820     $51,989,667     12,707,843
                                                             ===========   ==========    ===========     ===========    ===========

   Post-October losses represent net losses realized from November 1, 2004 through June 30, 2005, that, in accordance with Federal income tax regulations, the Fund has elected to defer and treat as having been recognized the following fiscal year.

   During the fiscal year ended June 30, 2005, the Large Cap Strategic Allocation Fund and International Strategic Allocation Fund utilized $2,647 and $7,487,373, respectively, of capital loss carry forwards.

   The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales.

5. INVESTMENTS. During the fiscal year ended June 30, 2005, purchases and sales by the Large Cap Strategic Allocation, Mid Cap Strategic Allocation, and Small Cap Strategic Allocation Funds in their underlying Series were as follows:

                                                                                                   Strategic Allocation Fund
                                                                                           ----------------------------------------
                                                                                            Large Cap       Mid Cap      Small Cap
                                                                                           -----------    -----------   -----------
  Purchases............................................................................    $33,830,812    $13,146,986   $24,526,943
  Sales................................................................................    $31,090,024     20,530,361    33,409,513

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS  -- continued
================================================================================

6. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

7. SUBSEQUENT EVENTS. Effective July 1, 2005, each Fund's investment structure was changed from a master-feeder or fund-of-funds structure to a stand-alone mutual fund, whereby each Fund directly invests in securities. The restructuring was accomplished through redemption by each Fund of its investment in its corresponding Series, whereby the Series distributed to the Fund its pro rata portion of assets and liabilities in a tax-free, in-kind distribution. No change in the investment adviser or sub-advisors, their services or fees occurred as a result of the restructuring.

   On July 27, 2005, shareholders of the International Strategic Allocation Fund approved an increase in the advisory fees paid to RSMC from 0.15% of average daily net assets to 0.35% of average daily net assets.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
  REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund, Wilmington Small Cap Strategic Allocation Fund, Wilmington International Strategic Allocation Fund, and Wilmington Real Estate Strategic Allocation Fund (the "Funds") (each a series of WT Mutual Fund) as of June 30, 2005, and the related statements of operations for the year then ended and statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 2005, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                     Ernst & Young LLP


Philadelphia, Pennsylvania
August 12, 2005

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
  NOTICE TO SHAREHOLDERS -- TAX INFORMATION (UNAUDITED)
================================================================================

   For the fiscal year ended June 30, 2005, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, 100%, 100%, 79% and 100% of their ordinary income distribution (dividend income plus short-term gains, if any) for the Large Cap, Mid Cap, Small Cap and International Strategic Allocation Funds, respectively, qualify for a maximum tax rate of 15%. Complete information will be computed and reported in conjunction with your Form 1099-DIV.

   For corporate shareholders, the ordinary income distributions (dividend income plus short-term gains, if any) that qualify for the dividends received deduction are 100% for the Large Cap, Mid Cap and Small Cap Strategic Allocation Funds.

   In January 2006, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2005, including any distributions paid between June 30, 2005 and December 31, 2005.

WILMINGTON FUNDS -- STRATEGIC ALLOCATION FUNDS
--------------------------------------------------------------------------------
  NOTICE TO SHAREHOLDERS -- RESULTS OF SPECIAL SHAREHOLDERS MEETING (UNAUDITED)
================================================================================

A special meeting of shareholders of the Wilmington International Strategic Allocation Fund of WT Mutual Fund (the "Fund"), was held on June 29, 2005 and reconvened July 27, 2005.

All Shares of record at the close of business on May 27, 2005 were entitled to attend or submit proxies. As of the record date the Portfolio had 45,832,313 shares. At the meeting shareholders approved a new investment advisory agreement between WT Mutual Fund (the "Trust") and Rodney Square Management Corporation. Voting for the proposal by shareholders of the Portfolio was as follows:

WILMINGTON INTERNATIONAL STRATEGIC ALLOCATION FUND

To approve a new investment advisory agreement between the Trust and Rodney Square Management Corporation.


                   Votes For           Votes Against         Votes Abstained
                   ---------           -------------         ---------------
                   38,103,625             55,625                219,214

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
--------------------------------------------------------------------------------
  ANNUAL REPORT / JUNE 30, 2005
================================================================================



          (The following pages should be read in conjunction with the
                         Funds' Financial Statements.)

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP MULTI-MANAGER
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005

  (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 99.9%
 AEROSPACE & DEFENSE -- 1.6%
   Lockheed Martin Corp..................................     1,000   $   64,870
   Northrop Grumman Corp.................................     4,600      254,150
   United Technologies Corp..............................     8,800      451,880
                                                                      ----------
  TOTAL AEROSPACE & DEFENSE .......................................      770,900
                                                                      ----------
 COMMUNICATION & BROADCASTING -- 7.0%
   AT&T Corp.............................................     4,200       79,968
   CenturyTel, Inc.......................................     8,600      297,818
   Comcast Corp. -- Class A*.............................    27,700      829,615
   Liberty Media Corp. -- Class A*.......................    41,850      426,452
   News Corp. -- Class A.................................    17,136      277,260
   Nextel Communications, Inc.*..........................    20,300      655,893
   Time Warner, Inc.*....................................    43,690      730,060
                                                                      ----------
  TOTAL COMMUNICATION & BROADCASTING ..............................    3,297,066
                                                                      ----------
 COMPUTER SERVICES -- 2.7%
   Microsoft Corp........................................    20,900      519,156
   NCR Corp.*............................................     3,000      105,360
   Oracle Corp.*.........................................    48,400      638,880
                                                                      ----------
  TOTAL COMPUTER SERVICES .........................................    1,263,396
                                                                      ----------
 CONSUMER PRODUCTS -- 3.8%
   Colgate-Palmolive Co..................................     6,288      313,834
   Estee Lauder Cos., Inc. -- Class A....................     6,700      262,171
   Gillette Co...........................................    13,640      690,593
   Procter & Gamble Co...................................     9,200      485,300
                                                                      ----------
  TOTAL CONSUMER PRODUCTS .........................................    1,751,898
                                                                      ----------
 ELECTRIC, GAS, WATER, & UTILITIES -- 2.8%
   Exelon Corp...........................................    20,200    1,036,866
   PG&E Corp.*...........................................     7,000      262,780
                                                                      ----------
  TOTAL ELECTRIC, GAS, WATER, & UTILITIES .........................    1,299,646
                                                                      ----------
 ENTERTAINMENT & LEISURE -- 1.2%
   The Walt Disney Co....................................    22,350      562,773
                                                                      ----------
  TOTAL ENTERTAINMENT & LEISURE ...................................      562,773
                                                                      ----------
 FINANCE & INSURANCE -- 20.2%
  FINANCIAL SERVICES -- 3.8%
   Citigroup, Inc........................................    28,596    1,321,993
   H&R Block, Inc........................................     3,600      210,060
   National City Corp....................................     3,800      129,656
   Providian Financial Corp.*............................     6,800      119,884
                                                                      ----------
                                                                       1,781,593
                                                                      ----------
  INSURANCE CARRIERS -- 7.0%
   Aetna, Inc............................................     6,000      496,920
   American International Group, Inc.....................     9,110      529,291
   Assurant, Inc.........................................    12,000      433,200

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  INSURANCE CARRIERS -- (CONTINUED)
   Chubb Corp............................................     5,300   $  453,733
   Coventry Health Care, Inc.*...........................     5,000      353,750
   MGIC Investment Corp..................................       600       39,132
   The Allstate Corp.....................................     9,200      549,700
   Wellpoint, Inc.*......................................     6,300      438,732
                                                                      ----------
                                                                       3,294,458
                                                                      ----------
  SAVINGS, CREDIT, & OTHER FINANCIAL
   INSTITUTIONS -- 4.4%
   American Express Co...................................     8,200      436,486
   Fannie Mae............................................     8,200      478,880
   Fremont General Corp..................................     4,000       97,320
   Golden West Financial Corp............................     2,000      128,760
   Sovereign Bancorp, Inc................................    21,200      473,608
   Washington Mutual, Inc................................    11,400      463,866
                                                                      ----------
                                                                       2,078,920
                                                                      ----------
  SECURITY & COMMODITY BROKERS, DEALERS,
   & SERVICES -- 3.6%
   Merrill Lynch & Co., Inc..............................    15,700      863,657
   Morgan Stanley........................................     8,400      440,748
   The Bear Stearns Cos., Inc............................     3,600      374,184
                                                                      ----------
                                                                       1,678,589
                                                                      ----------
  STATE & NATIONAL BANKS -- 1.4%
   Bank of America Corp..................................    11,998      547,229
   Wachovia Corp.........................................     2,000       99,200
                                                                      ----------
                                                                         646,429
                                                                      ----------
  TOTAL FINANCE & INSURANCE .......................................    9,479,989
                                                                      ----------
 HOTELS & MOTELS -- 0.1%
   Marriott International, Inc. -- Class A...............       844       57,578
                                                                      ----------
  TOTAL HOTELS & MOTELS ...........................................       57,578
                                                                      ----------
 INFORMATION TECHNOLOGY -- 0.5%
  COMPUTER STORAGE/PERIPHERALS -- 0.2%
   Storage Technology Corp.*.............................     2,000       72,580
                                                                      ----------
  HOME ENTERTAINMENT SOFTWARE -- 0.1%
   Electronic Arts, Inc.*................................       486       27,512
                                                                      ----------
  IT CONSULTING & SERVICES -- 0.2%
   Computer Sciences Corp.*..............................     3,000      131,100
                                                                      ----------
  TOTAL INFORMATION TECHNOLOGY ....................................      231,192
                                                                      ----------
 MANUFACTURING -- 29.3%
  AUTO PARTS & EQUIPMENT -- 0.3%
   BorgWarner, Inc.......................................     3,000      161,010
                                                                      ----------
  BIOTECHNOLOGY -- 2.5%
   Amgen, Inc.*..........................................     9,610      581,021
   Genentech, Inc.*......................................     7,520      603,706
                                                                      ----------
                                                                       1,184,727
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP MULTI-MANAGER
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  COMPUTERS & OFFICE EQUIPMENT -- 4.2%
   Apple Computer, Inc.*.................................     4,000   $  147,240
   Cisco Systems, Inc.*..................................    12,800      244,608
   Hewlett-Packard Co....................................    13,000      305,630
   Intel Corp............................................    21,400      557,684
   International Business Machines Corp..................     3,000      222,600
   Xerox Corp.*..........................................    37,100      511,609
                                                                      ----------
                                                                       1,989,371
                                                                      ----------
  DIVERSIFIED MANUFACTURING INDUSTRIES -- 2.4%
   3M Co.................................................     6,700      484,410
   Honeywell International, Inc..........................     9,700      355,311
   Illinois Tool Works, Inc..............................     3,700      294,816
                                                                      ----------
                                                                       1,134,537
                                                                      ----------
  FOOD & BEVERAGE -- 1.2%
   PepsiCo, Inc..........................................    10,620      572,737
                                                                      ----------
  GENERAL CONSTRUCTION -- SINGLE HOMES -- 1.3%
   NVR, Inc.*............................................       200      162,000
   Pulte Corp............................................     5,230      440,628
                                                                      ----------
                                                                         602,628
                                                                      ----------
  MACHINERY & HEAVY EQUIPMENT -- 0.8%
   Caterpillar, Inc......................................     3,900      371,709
                                                                      ----------
  MEDICAL EQUIPMENT & SUPPLIES -- 0.3%
   Respironics, Inc.*....................................     3,600      129,996
                                                                      ----------
  MEDICAL PRODUCTS -- 0.3%
   Becton, Dickinson, & Co...............................     3,000      157,410
                                                                      ----------
  MISC. ELECTRICAL MACHINERY, EQUIPMENT,
   & SUPPLIES -- 4.0%
   Emerson Electric Co...................................     8,700      544,881
   General Electric Co...................................    38,300    1,327,094
                                                                      ----------
                                                                       1,871,975
                                                                      ----------
  MISC. MANUFACTURING INDUSTRIES -- 1.6%
   E.I. DuPont de Nemours & Co...........................    12,500      537,625
   SPX Corp..............................................     5,000      229,900
                                                                      ----------
                                                                         767,525
                                                                      ----------
  PHARMACEUTICAL PREPARATIONS -- 7.1%
   Abbott Laboratories...................................    16,200      793,962
   Bristol-Myers Squibb Co...............................     2,800       69,944
   Eli Lilly & Co........................................    10,523      586,236
   Johnson & Johnson.....................................    18,020    1,171,300
   Pfizer, Inc...........................................    18,200      501,956
   Watson Pharmaceuticals, Inc.*.........................     2,200       65,032
   Wyeth.................................................     3,400      151,300
                                                                      ----------
                                                                       3,339,730
                                                                      ----------

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
  PRECISION INSTRUMENTS & MEDICAL
   SUPPLIES -- 1.1%
   Medtronic, Inc.......................................     9,750   $   504,953
                                                                     -----------
  SEMICONDUCTORS -- 0.7%
   Applied Materials, Inc...............................     8,600       139,148
   Maxim Integrated Products, Inc.......................     5,545       211,874
                                                                     -----------
                                                                         351,022
                                                                     -----------
  TELECOMMUNICATIONS EQUIPMENT -- 1.5%
   Juniper Networks, Inc.*..............................    12,779       321,775
   QUALCOMM, Inc........................................     7,400       244,274
   Research in Motion, Ltd.*............................     1,700       125,375
                                                                     -----------
                                                                         691,424
                                                                     -----------
  TOTAL MANUFACTURING ............................................    13,830,754
                                                                     -----------
 OIL & GAS -- 8.0%
  OIL & GAS EXPLORATION -- 7.4%
   Apache Corp..........................................     8,200       529,720
   ChevronTexaco Corp...................................    11,700       654,264
   ConocoPhillips.......................................    21,500     1,236,035
   Devon Energy Corp....................................    12,300       623,364
   Exxon Mobil Corp.....................................     2,500       143,675
   Valero Energy Corp...................................     3,600       284,796
                                                                     -----------
                                                                       3,471,854
                                                                     -----------
  PIPELINES -- 0.6%
   The Williams Cos., Inc...............................    14,600       277,400
                                                                     -----------
  TOTAL OIL & GAS ................................................     3,749,254
                                                                     -----------
 SERVICES -- 11.2%
  ADVERTISING -- 0.8%
   Omnicom Group, Inc...................................     4,620       368,953
                                                                     -----------
  BUSINESS SERVICES -- 2.8%
   Cendant Corp.........................................    31,930       714,274
   First Data Corp......................................     9,030       362,464
   Paychex, Inc.........................................     8,623       280,592
                                                                     -----------
                                                                       1,357,330
                                                                     -----------
  COMMERCIAL SERVICES -- 0.3%
   Sabre Holdings Corp. -- Class A......................     6,200       123,690
                                                                     -----------
  CRUISE LINES -- 0.5%
   Carnival Corp........................................     4,000       218,200
                                                                     -----------
  EDUCATIONAL SERVICES -- 0.8%
   Career Education Corp.*..............................    10,030       367,198
                                                                     -----------
  INTERNET SERVICES -- 0.5%
   eBay, Inc.*..........................................     7,000       231,070
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP MULTI-MANAGER
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  MEDICAL & HEALTH SERVICES -- 1.8%
   Caremark Rx, Inc.*....................................     5,300   $  235,956
   HCA, Inc..............................................     7,780      440,893
   PacifiCare Health Systems, Inc.*......................     2,400      171,480
                                                                      ----------
                                                                         848,329
                                                                      ----------
  OIL & GAS FIELD SERVICES -- 2.6%
   Halliburton Co........................................    11,000      526,020
   Schlumberger, Ltd.....................................     9,900      751,807
                                                                      ----------
                                                                       1,277,827
                                                                      ----------
  PRINTING & PUBLISHING -- 0.8%
   Gannett Co., Inc......................................     5,000      355,650
                                                                      ----------
  SANITARY SERVICES -- 0.3%
   Republic Services, Inc................................     3,600      129,636
                                                                      ----------
  TOTAL SERVICES ..................................................    5,277,883
                                                                      ----------
 TRANSPORTATION -- 0.9%
  RAILROADS -- 0.3%
   Burlington Northern Santa Fe Corp.....................     2,800      131,824
                                                                      ----------
  TRANSPORTATION-SHIPPING -- 0.6%
   United Parcel Service, Inc. -- Class B................     4,430      306,379
                                                                      ----------
  TOTAL TRANSPORTATION ............................................      438,203
                                                                      ----------
 WHOLESALE & RETAIL TRADE -- 10.6%
  RETAIL APPAREL & ACCESSORY STORES -- 0.4%
   Nike, Inc. -- Class B.................................     2,400      207,840
                                                                      ----------
  RETAIL DEPARTMENT STORES -- 1.5%
   Federated Department Stores, Inc......................     1,600      117,248
   Kohl's Corp.*.........................................     9,427      527,064
   Wal-Mart Stores, Inc..................................     1,200       57,840
                                                                      ----------
                                                                         702,152
                                                                      ----------
  RETAIL EATING & DRINKING PLACES -- 1.6%
   McDonald's Corp.......................................    16,900      468,975
   Yum! Brands, Inc......................................     5,080      264,566
                                                                      ----------
                                                                         733,541
                                                                      ----------

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
  RETAIL GROCERY STORES -- 0.4%
   Safeway, Inc.........................................     8,000   $   180,720
                                                                     -----------
  RETAIL MERCHANDISING -- 2.2%
   Bed Bath & Beyond, Inc.*.............................     8,966       374,599
   CVS Corp.............................................    18,100       526,167
   Limited Brands, Inc..................................     5,800       124,236
                                                                     -----------
                                                                       1,025,002
                                                                     -----------
  SPECIALTY RETAIL STORES -- 2.9%
   AutoNation, Inc.*....................................     6,200       127,224
   AutoZone, Inc.*......................................     1,600       147,936
   Office Depot, Inc.*..................................    24,700       564,148
   Pitney Bowes, Inc....................................    13,050       568,328
                                                                     -----------
                                                                       1,407,636
                                                                     -----------
  WHOLESALE -- INDUSTRIAL SUPPLIES -- 0.5%
   The Sherwin-Williams Co..............................     4,600       216,614
                                                                     -----------
  WHOLESALE-DRUGS -- 1.1%
   AmerisourceBergen Corp...............................     7,200       497,880
                                                                     -----------
  TOTAL WHOLESALE & RETAIL TRADE .................................     4,971,385
                                                                     -----------
  TOTAL COMMON STOCK (Cost $41,338,175) ..........................    46,981,917
                                                                     -----------
SHORT-TERM INVESTMENTS -- 0.1%
   Blackrock Liquidity Funds Tempcash
    Portfolio Institutional Series .....................    31,510        31,510
   Blackrock Liquidity Funds Tempfund
    Portfolio Institutional Series .....................    31,509        31,509
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $63,019) ................................................        63,019
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $41,401,194)+ ...........................................   $47,044,936
                                                                     ===========

---------------
*  Non-income producing security.
+ The cost for federal income tax purposes was $41,622,513. At June 30, 2005, net unrealized appreciation was $5,422,423. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $5,914,813, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $492,390.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005

 (Showing Percentage of Total Investments)
================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
COMMON STOCK -- 50.3%
 AEROSPACE & DEFENSE -- 0.8%
    General Dynamics Corp. ................................       437   $ 47,869
    Goodrich Corp. ........................................       233      9,544
    L-3 Communications Holdings, Inc. .....................       250     19,145
    Lockheed Martin Corp. .................................       225     14,596
    Northrop Grumman Corp. ................................       785     43,371
    Raytheon Co. ..........................................     1,110     43,423
    Rockwell Collins, Inc. ................................       100      4,768
    The Boeing Co. ........................................       542     35,772
    United Technologies Corp. .............................       552     28,345
                                                                        --------
  TOTAL AEROSPACE & DEFENSE .........................................    246,833
                                                                        --------
 COMMUNICATION & BROADCASTING -- 3.2%
    ALLTEL Corp. ..........................................       658     40,980
    AT&T Corp. ............................................     1,725     32,844
    CenturyTel, Inc. ......................................       275      9,523
    Clear Channel Communications, Inc. ....................     1,243     38,446
    Comcast Corp. -- Class A* .............................     4,795    147,207
    Meredith Corp. ........................................       105      5,151
    News Corp. -- Class A .................................     6,340    102,581
    Nextel Communications, Inc.* ..........................     2,484     80,258
    Time Warner, Inc.* ....................................    10,159    169,757
    Univision Communications, Inc. --
      Class A*.............................................       548     15,097
    Verizon Communications, Inc. ..........................     6,008    207,577
    Viacom, Inc. -- Class B ...............................     3,700    118,474
                                                                        --------
  TOTAL COMMUNICATION & BROADCASTING ................................    967,895
                                                                        --------
 COMPUTER SERVICES -- 1.3%
    Adobe Systems, Inc. ...................................       154      4,407
    Affiliated Computer Services, Inc. --
      Class A*.............................................       285     14,564
    Autodesk, Inc. ........................................       114      3,918
    Citrix Systems, Inc.* .................................       101      2,188
    Computer Associates International, Inc. ...............     1,176     32,316
    Electronic Data Systems Corp. .........................       937     18,037
    EMC Corp.* ............................................     5,194     71,210
    Microsoft Corp. .......................................     5,780    143,576
    NCR Corp.* ............................................       412     14,469
    Oracle Corp.* .........................................     2,410     31,812
    Sun Microsystems, Inc.* ...............................     7,303     27,240
    SunGard Data Systems, Inc.* ...........................       649     22,825
    Unisys Corp.* .........................................       729      4,615
                                                                        --------
  TOTAL COMPUTER SERVICES ...........................................    391,177
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 CONSUMER PRODUCTS -- 0.8%
    Alberto-Culver Co. -- Class B .........................      199    $  8,623
    Avon Products, Inc. ...................................      228       8,630
    Bausch & Lomb, Inc. ...................................      114       9,462
    Colgate-Palmolive Co. .................................      310      15,472
    Eastman Kodak Co. .....................................      633      16,996
    Fortune Brands, Inc. ..................................       66       5,861
    Gillette Co. ..........................................      569      28,808
    Hasbro, Inc. ..........................................      248       5,156
    International Flavors & Fragrances, Inc. ..............      125       4,528
    Kimberly-Clark Corp. ..................................      279      17,463
    Mattel, Inc. ..........................................      905      16,562
    Newell Rubbermaid, Inc. ...............................      180       4,291
    Procter & Gamble Co. ..................................    1,360      71,739
    Reebok International, Ltd. ............................      101       4,225
    The Clorox Co. ........................................       20       1,114
    Whirlpool Corp. .......................................      131       9,184
                                                                        --------
  TOTAL CONSUMER PRODUCTS ...........................................    228,114
                                                                        --------
 ELECTRIC, GAS, WATER, & UTILITIES -- 2.5%
    AES Corp.* ............................................      449       7,355
    Allegheny Energy, Inc.* ...............................      253       6,381
    Ameren Corp. ..........................................      382      21,125
    American Electric Power Co., Inc. .....................      913      33,662
    Calpine Corp.* ........................................    1,155       3,927
    CenterPoint Energy, Inc. ..............................      395       5,218
    Cinergy Corp. .........................................      367      16,449
    CMS Energy Corp.* .....................................      654       9,849
    Consolidated Edison, Inc. .............................      626      29,322
    Constellation Energy Group ............................      440      25,384
    Dominion Resources, Inc. ..............................      720      52,841
    DTE Energy Co. ........................................      378      17,679
    Duke Energy Corp. .....................................    2,076      61,719
    Edison International Co. ..............................      706      28,628
    Entergy Corp. .........................................      512      38,682
    Exelon Corp. ..........................................    1,436      73,709
    FirstEnergy Corp. .....................................      836      40,220
    FPL Group, Inc. .......................................      786      33,059
    KeySpan Corp. .........................................      317      12,902
    Nicor, Inc. ...........................................      135       5,558
    NiSource, Inc. ........................................      585      14,467
    Peoples Energy Corp. ..................................      110       4,781
    PG&E Corp. ............................................      736      27,629
    Pinnacle West Capital Corp. ...........................      217       9,646
    PPL Corp. .............................................      423      25,118

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 ELECTRIC, GAS, WATER, & UTILITIES (continued)
    Progress Energy, Inc. ...............................       528   $   23,887
    Public Service Enterprise Group, Inc. ...............       515       31,322
    Sempra Energy Co. ...................................       503       20,779
    TECO Energy, Inc. ...................................       121        2,288
    The Southern Co. ....................................     1,551       53,773
    TXU Corp. ...........................................       160       13,294
    Xcel Energy, Inc. ...................................       813       15,870
                                                                      ----------
  TOTAL ELECTRIC, GAS, WATER, & UTILITIES .........................      766,523
                                                                      ----------
 ENTERTAINMENT & LEISURE -- 0.4%
    Brunswick Corp. .....................................       207        8,967
    Harrah's Entertainment, Inc. ........................        62        4,468
    International Game Technology .......................       234        6,587
    The Walt Disney Co. .................................     4,433      111,624
                                                                      ----------
  TOTAL ENTERTAINMENT & LEISURE ...................................      131,646
                                                                      ----------
 FINANCE & INSURANCE -- 15.5%
   FINANCIAL SERVICES -- 4.1%
    AmSouth Bancorp .....................................       753       19,578
    Bank of New York Co., Inc. ..........................     1,886       54,279
    CIT Group, Inc. .....................................       430       18,477
    Citigroup, Inc. .....................................    11,391      526,605
    Countrywide Financial Corp. .........................     1,257       48,533
    E*TRADE Group, Inc.* ................................       810       11,332
    First Horizon National Corp. ........................       286       12,069
    Franklin Resources, Inc. ............................       117        9,007
    Goldman Sachs Group, Inc. ...........................       936       95,491
    H&R Block, Inc. .....................................        90        5,252
    Janus Capital Group, Inc. ...........................       145        2,181
    Marshall & Ilsley Corp. .............................       541       24,047
    MBIA, Inc. ..........................................       348       20,640
    Moody's Corp. .......................................       158        7,104
    National City Corp. .................................     1,472       50,225
    Providian Financial Corp.* ..........................       638       11,248
    Prudential Financial, Inc. ..........................     1,199       78,726
    State Street Corp. ..................................       779       37,587
    SunTrust Banks, Inc. ................................       722       52,157
    Synovus Financial Corp. .............................       496       14,220
    T.Rowe Price Group, Inc. ............................        72        4,507
    U.S. Bancorp ........................................     4,052      118,318
                                                                      ----------
                                                                       1,221,583
                                                                      ----------
   INSURANCE -- PROPERTY/CASUALTY -- 0.4%
    ACE, Ltd. ...........................................       616       27,628
    The Progressive Corp. ...............................       115       11,363
    The St. Paul Cos., Inc. .............................     1,453       57,437
    XL Capital, Ltd. -- Class ACl-A .....................       366       27,238
                                                                      ----------
                                                                         123,666
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   INSURANCE CARRIERS -- 3.4%
    Aetna, Inc. .........................................      707    $   58,554
    AFLAC, Inc. .........................................    1,006        43,540
    Ambac Financial Group, Inc. .........................      199        13,882
    American International Group, Inc. ..................    5,794       336,630
    AON Corp. ...........................................      686        17,177
    Chubb Corp. .........................................      413        35,357
    CIGNA Corp. .........................................      245        26,222
    Cincinnati Financial Corp. ..........................      437        17,288
    Hartford Financial Services Group, Inc. .............      638        47,710
    Jefferson-Pilot Corp. ...............................      346        17,445
    Lincoln National Corp. ..............................      480        22,522
    Loews Corp. .........................................      400        31,000
    Marsh & McLennan Cos., Inc. .........................    1,140        31,578
    MetLife, Inc. .......................................    1,615        72,578
    MGIC Investment Corp. ...............................      177        11,544
    Principal Financial Group, Inc. .....................      664        27,822
    SAFECO Corp. ........................................      270        14,672
    The Allstate Corp. ..................................    1,486        88,789
    Torchmark Corp. .....................................      204        10,649
    UnumProvident Corp. .................................      400         7,328
    Wellpoint, Inc.* ....................................    1,280        89,139
                                                                      ----------
                                                                       1,021,426
                                                                      ----------
   SAVINGS, CREDIT, & OTHER FINANCIAL
    INSTITUTIONS -- 1.9%
    American Express Co. ................................      682        36,303
    Capital One Financial Corp. .........................      527        42,165
    Fannie Mae ..........................................    2,197       128,305
    Freddie Mac .........................................    1,476        96,279
    Golden West Financial Corp. .........................      674        43,392
    Huntington Bancshares, Inc. .........................      390         9,415
    M&T Bank Corp. ......................................      250        26,290
    MBNA Corp. ..........................................    2,773        72,542
    Northern Trust Corp. ................................      475        21,655
    SLM Corp. ...........................................      235        11,938
    Sovereign Bancorp, Inc. .............................      900        20,106
    Washington Mutual, Inc. .............................    1,892        76,985
                                                                      ----------
                                                                         585,375
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   SECURITY & COMMODITY BROKERS, DEALERS,
    & SERVICES -- 2.0%
    Charles Schwab Corp. ................................      647    $    7,298
    J.P. Morgan Chase & Co. .............................    7,868       277,898
    Lehman Brothers Holdings, Inc. ......................      603        59,866
    Merrill Lynch & Co., Inc. ...........................    2,022       111,230
    Morgan Stanley ......................................    2,480       130,126
    The Bear Stearns Cos., Inc. .........................      273        28,376
                                                                      ----------
                                                                         614,794
                                                                      ----------
   STATE & NATIONAL BANKS -- 3.7%
    Bank of America Corp. ...............................    8,878       404,925
    BB&T Corp. ..........................................    1,197        47,844
    Comerica, Inc. ......................................      353        20,403
    Compass Bancshares, Inc. ............................      265        11,925
    Fifth Third Bancorp .................................    1,212        49,947
    KeyCorp .............................................      884        29,305
    Mellon Financial Corp. ..............................    1,018        29,206
    North Fork Bancorp, Inc. ............................    1,150        32,304
    PNC Financial Services Group ........................      652        35,508
    Regions Financial Corp. .............................    1,009        34,185
    Wachovia Corp. ......................................    3,577       177,419
    Wells Fargo & Co. ...................................    3,670       225,999
    Zions Bancorp .......................................      122         8,971
                                                                      ----------
                                                                       1,107,941
                                                                      ----------
  TOTAL FINANCE & INSURANCE .......................................    4,674,785
                                                                      ----------
 HOTELS & MOTELS -- 0.1%
    Hilton Hotels Corp. .................................      221         5,271
    Marriott International, Inc. -- Class A .............       37         2,524
    Starwood Hotels & Resorts
      Worldwide, Inc.....................................      420        24,599
                                                                      ----------
  TOTAL HOTELS & MOTELS ...........................................       32,394
                                                                      ----------
 INFORMATION TECHNOLOGY -- 0.2%
   APPLICATION SOFTWARE -- 0.1%
    Compuware Corp.* ....................................      842         6,054
    Intuit, Inc.* .......................................      110         4,962
    Siebel Systems, Inc. ................................    1,246        11,089
                                                                      ----------
                                                                          22,105
                                                                      ----------
   COMPUTER STORAGE/PERIPHERALS -- 0.0%
    Network Appliance, Inc.* ............................      220         6,219
                                                                      ----------
   HOME ENTERTAINMENT SOFTWARE -- 0.0%
    Electronic Arts, Inc.* ..............................      176         9,963
                                                                      ----------
   INTERNET SOFTWARE & SERVICES -- 0.0%
    Novell, Inc.* .......................................      900         5,580
    Symantec Corp.* .....................................      393         8,544
                                                                      ----------
                                                                          14,124
                                                                      ----------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   IT CONSULTING & SERVICES -- 0.1%
    Computer Sciences Corp.* ..............................      429    $ 18,748
                                                                        --------
  TOTAL INFORMATION TECHNOLOGY ......................................     71,159
                                                                        --------
 MANUFACTURING -- 13.4%
    APPAREL -- 0.0%
    Coach, Inc.* ..........................................      350      11,750
                                                                        --------
   AUTO PARTS & EQUIPMENT -- 0.1%
    Genuine Parts Co. .....................................      345      14,176
    Johnson Controls, Inc. ................................      419      23,602
    The Goodyear Tire & Rubber Co.* .......................       98       1,460
    Visteon Corp. .........................................       99         597
                                                                        --------
                                                                          39,835
                                                                        --------
   AUTOMOBILE MANUFACTURERS -- 0.4%
    Ford Motor Co. ........................................    4,436      45,425
    General Motors Corp. ..................................    1,203      40,902
    Navistar International Corp.* .........................      120       3,840
    PACCAR, Inc. ..........................................      386      26,248
                                                                        --------
                                                                         116,415
                                                                        --------
   BIOTECHNOLOGY -- 0.3%
    Amgen, Inc.* ..........................................      780      47,159
    Biogen Idec, Inc.* ....................................      725      24,976
    Genzyme Corp.* ........................................      134       8,052
    Gilead Sciences, Inc.* ................................      210       9,238
                                                                        --------
                                                                          89,425
                                                                        --------
   BUILDING MATERIALS & COMPONENTS -- 0.1%
    Louisiana-Pacific Corp. ...............................      101       2,483
    Masco Corp. ...........................................      951      30,204
    Vulcan Materials Co. ..................................      163      10,593
                                                                        --------
                                                                          43,280
                                                                        --------
   CHEMICAL & ALLIED PRODUCTS -- 0.7%
    Air Products & Chemicals, Inc. ........................      570      34,371
    Ashland, Inc. * .......................................      176      12,649
    Dow Chemical Co. ......................................    2,121      94,447
    Eastman Chemical Co. ..................................      164       9,045
    Engelhard Corp. .......................................      207       5,910
    Great Lakes Chemical Corp. ............................       35       1,101
    PPG Industries, Inc. ..................................      356      22,343
    Rohm & Haas Co. .......................................      491      22,753
    Sigma-Aldrich Corp. ...................................       80       4,483
                                                                        --------
                                                                         207,102
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   COMPUTERS & OFFICE EQUIPMENT -- 1.6%
    Apple Computer, Inc.* .................................      416    $ 15,313
    Cisco Systems, Inc.* ..................................    3,581      68,433
    Dell, Inc.* ...........................................    1,351      53,378
    Gateway, Inc.* ........................................      100         330
    Hewlett-Packard Co. ...................................    6,554     154,084
    Intel Corp. ...........................................    3,682      95,952
    International Business Machines Corp. .................      944      70,045
    Lexmark International Group, Inc. --
      Class A*.............................................       89       5,770
    QLogic Corp.* .........................................       49       1,513
    Xerox Corp.* ..........................................    2,070      28,545
                                                                        --------
                                                                         493,363
                                                                        --------
   CONTAINERS & PACKAGING -- 0.1%
    Ball Corp. ............................................       82       2,949
    Bemis Co., Inc. .......................................      355       9,422
    Pactiv Corp.* .........................................       81       1,748
    Sealed Air Corp.* .....................................      125       6,224
                                                                        --------
                                                                          20,343
                                                                        --------
   DIVERSIFIED MANUFACTURING INDUSTRIES -- 1.2%
    3M Co. ................................................      480      34,704
    Cooper Industries, Ltd. -- Class A ....................      246      15,719
    Honeywell International, Inc. .........................    1,865      68,315
    Illinois Tool Works, Inc. .............................      602      47,967
    Ingersoll Rand Co. ....................................      372      26,542
    ITT Industries, Inc. ..................................      203      19,819
    Textron, Inc. .........................................      298      22,603
    Tyco International, Ltd. ..............................    4,364     127,428
                                                                        --------
                                                                         363,097
                                                                        --------
   ELECTRONIC COMPONENTS & EQUIPMENT -- 0.4%
    Agilent Technologies, Inc.* ...........................    1,174      27,025
    Applera Corp. -- Applied Biosystems
      Group................................................      422       8,301
    KLA-Tencor Corp. ......................................      425      18,573
    Molex, Inc. ...........................................      404      10,520
    Parker Hannifin Corp. .................................      314      19,471
    PerkinElmer, Inc. .....................................      222       4,196
    Rockwell Automation, Inc. .............................       67       3,264
    Sanmina-SCI Corp.* ....................................    1,282       7,013
    Solectron Corp.* ......................................    2,198       8,330
    Tektronix, Inc. .......................................      117       2,723
    Teradyne, Inc.* .......................................      400       4,788
                                                                        --------
                                                                         114,204
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   FOOD & BEVERAGE -- 0.9%
    Anheuser-Busch Cos., Inc. .............................      410    $ 18,758
    Archer Daniels Midland Co. ............................    1,419      30,338
    Campbell Soup Co. .....................................       50       1,539
    Coca-Cola Co. .........................................    1,320      55,110
    Coca-Cola Enterprises, Inc. ...........................    1,017      22,384
    ConAgra Foods, Inc. ...................................    1,295      29,992
    General Mills, Inc. ...................................      210       9,826
    Hershey Foods Corp. ...................................       70       4,347
    HJ Heinz Co. ..........................................       55       1,948
    Kellogg Co. ...........................................      295      13,110
    McCormick & Co., Inc. .................................       34       1,111
    Molson Coors Brewing Co. ..............................      190      11,780
    Pepsi Bottling Group, Inc. ............................       45       1,287
    PepsiCo, Inc. .........................................      919      49,562
    Sara Lee Corp. ........................................      425       8,419
    Wm. Wrigley Jr., Co. ..................................      177      12,185
                                                                        --------
                                                                         271,696
                                                                        --------
   FURNITURE -- 0.0%
    Leggett & Platt, Inc. .................................      415      11,031
                                                                        --------
   GENERAL CONSTRUCTION -- SINGLE HOMES -- 0.2%
    Centex Corp. ..........................................      357      25,229
    KB Home Co. ...........................................      286      21,802
    Pulte Corp. ...........................................      262      22,074
                                                                        --------
                                                                          69,105
                                                                        --------
   HAND HELD TOOLS -- 0.0%
    Black & Decker Corp. ..................................      110       9,884
    The Stanley Works .....................................       95       4,326
                                                                        --------
                                                                          14,210
                                                                        --------
   LUMBER & WOOD PRODUCTS -- 0.1%
    Plum Creek Timber Co., Inc. ...........................      440      15,972
                                                                        --------
   MACHINERY & HEAVY EQUIPMENT -- 0.3%
    Baker Hughes, Inc. ....................................      210      10,744
    Caterpillar, Inc. .....................................      186      17,728
    Cummins, Inc. .........................................      102       7,610
    Deere & Co. ...........................................      607      39,752
                                                                        --------
                                                                          75,834
                                                                        --------
   MEDICAL EQUIPMENT & SUPPLIES -- 0.1%
    Boston Scientific Corp.* ..............................      450      12,150
    Zimmer Holdings, Inc.* ................................       99       7,541
                                                                        --------
                                                                          19,691
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   MEDICAL PRODUCTS -- 0.1%
    Baxter International, Inc. ............................      198    $  7,346
    Becton, Dickinson, & Co. ..............................      100       5,247
    Biomet, Inc. ..........................................      139       4,815
    Stryker Corp. .........................................      221      10,511
                                                                        --------
                                                                          27,919
                                                                        --------
   METAL PRODUCTS -- 0.3%
    Alcoa, Inc. ...........................................    2,084      54,455
    Nucor Corp. ...........................................      352      16,058
    United States Steel Corp. .............................      286       9,830
                                                                        --------
                                                                          80,343
                                                                        --------
   MISC. ELECTRICAL MACHINERY, EQUIPMENT,
    & SUPPLIES -- 0.8%
    American Power Conversion Corp. .......................      590      13,918
    Emerson Electric Co. ..................................      247      15,470
    General Electric Co. ..................................    5,868     203,325
    Jabil Circuit, Inc.* ..................................      294       9,035
    Thermo Electron Corp.* ................................      310       8,330
                                                                        --------
                                                                         250,078
                                                                        --------
   MISC. INDUSTRIAL MACHINERY
    & EQUIPMENT -- 0.1%
    Dover Corp. ...........................................      466      16,953
                                                                        --------
   MISC. MANUFACTURING INDUSTRIES -- 0.4%
    Cintas Corp. ..........................................      248       9,573
    Dana Corp. ............................................      291       4,368
    Danaher Corp. .........................................      109       5,705
    E.I. DuPont de Nemours & Co. ..........................      625      26,881
    Eaton Corp. ...........................................      294      17,611
    Monsanto Co. ..........................................      643      40,425
    Pall Corp. ............................................      300       9,108
    Temple-Inland, Inc. ...................................      344      12,780
                                                                        --------
                                                                         126,451
                                                                        --------
   MOTORCYCLES, BICYCLES, & PARTS -- 0.0%
    Harley-Davidson, Inc. .................................      143       7,093
                                                                        --------
   PAPER & FOREST PRODUCTS -- 0.3%
    Georgia-Pacific Corp. .................................      477      15,169
    International Paper Co. ...............................    1,047      31,630
    MeadWestvaco Corp. ....................................      590      16,544
    Weyerhaeuser Co. ......................................      515      32,780
                                                                        --------
                                                                          96,123
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   PHARMACEUTICAL PREPARATIONS -- 2.7%
    Abbott Laboratories ...................................       850   $ 41,659
    Allergan, Inc. ........................................        20      1,705
    Bristol-Myers Squibb Co. ..............................     1,060     26,479
    Chiron Corp.* .........................................       397     13,851
    Eli Lilly & Co. .......................................       725     40,390
    Forest Laboratories, Inc.* ............................       104      4,040
    Johnson & Johnson .....................................     1,615    104,974
    King Pharmaceuticals, Inc.* ...........................       524      5,460
    Merck & Co., Inc. .....................................     1,210     37,268
    Mylan Laboratories, Inc. ..............................       600     11,544
    Pfizer, Inc. ..........................................    16,535    456,034
    Schering-Plough Corp. .................................       930     17,726
    Waters Corp.* .........................................        67      2,490
    Watson Pharmaceuticals, Inc.* .........................       236      6,976
    Wyeth .................................................       725     32,263
                                                                        --------
                                                                         802,859
                                                                        --------
   PRECISION INSTRUMENTS & MEDICAL
    SUPPLIES -- 0.2%
    C.R. Bard, Inc. .......................................        92      6,119
    Guidant Corp. .........................................       173     11,643
    Medtronic, Inc. .......................................       755     39,101
    St. Jude Medical, Inc.* ...............................       197      8,591
                                                                        --------
                                                                          65,454
                                                                        --------
   SEMICONDUCTORS -- 0.7%
    Advanced Micro Devices, Inc.* .........................       873     15,138
    Altera Corp.* .........................................       203      4,023
    Analog Devices, Inc. ..................................       207      7,723
    Applied Materials, Inc. ...............................     3,679     59,526
    Applied Micro Circuits Corp.* .........................       100        256
    Broadcom Corp. -- Class A* ............................       178      6,321
    Freescale Semiconductor, inc.* ........................       849     17,982
    Linear Technology Corp. ...............................       229      8,402
    LSI Logic Corp.* ......................................       822      6,979
    Maxim Integrated Products, Inc. .......................       274     10,470
    Micron Technology, Inc.* ..............................     1,328     13,559
    National Semiconductor Corp. ..........................       203      4,472
    Novellus Systems, Inc.* ...............................       294      7,265
    NVIDIA Corp.* .........................................       362      9,673
    Texas Instruments, Inc. ...............................       945     26,526
    Xilinx, Inc. ..........................................       189      4,820
                                                                        --------
                                                                         203,135
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   TELECOMMUNICATIONS EQUIPMENT -- 1.0%
    ADC Telecommunications, Inc.* .......................      252    $    5,486
    Andrew Corp.* .......................................      288         3,675
    Avaya, Inc.* ........................................      340         2,829
    BellSouth Corp. .....................................    4,162       110,583
    CIENA Corp.* ........................................    1,257         2,627
    Citizens Communications Co. .........................      745        10,013
    Comverse Technology, Inc.* ..........................      430        10,170
    Corning, Inc.* ......................................      729        12,116
    JDS Uniphase Corp.* .................................    3,650         5,548
    Lucent Technologies, Inc.* ..........................    2,425         7,057
    Motorola, Inc. ......................................    5,287        96,540
    QUALCOMM, Inc. ......................................      891        29,412
    Tellabs, Inc.* ......................................    1,084         9,431
                                                                      ----------
                                                                         305,487
                                                                      ----------
   TOBACCO -- 0.3%
    Altria Group, Inc. ..................................    1,135        73,388
    Reynolds American, Inc. .............................      264        20,803
    UST, Inc. ...........................................       91         4,155
                                                                      ----------
                                                                          98,346
                                                                      ----------
   TRANSPORTATION EQUIPMENT -- 0.0%
    Delphi Corp. ........................................    1,310         6,092
                                                                      ----------
  TOTAL MANUFACTURING .............................................    4,062,686
                                                                      ----------
 MINING -- 0.2%
    Freeport-McMoRan Copper & Gold, Inc. -- Class B .....      219         8,199
    Newmont Mining Corp. ................................      885        34,541
    Phelps Dodge Corp. ..................................      177        16,373
                                                                      ----------
  TOTAL MINING ....................................................       59,113
                                                                      ----------
 OIL & GAS -- 4.1%
   CRUDE PETROLEUM & NATURAL GAS -- 0.4%
    Marathon Oil Corp. ..................................      800        42,696
    Occidental Petroleum Corp. ..........................      837        64,390
    Praxair, Inc. .......................................      141         6,571
    Sunoco, Inc. ........................................       43         4,888
                                                                      ----------
                                                                         118,545
                                                                      ----------
   DRILLING OIL & GAS WELLS -- 0.3%
    Nabors Industries, Ltd.* ............................      325        19,702
    Noble Corp. .........................................      356        21,898
    Rowan Cos., Inc. ....................................      280         8,319
    Transocean, Inc.* ...................................      677        36,538
                                                                      ----------
                                                                          86,457
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   OIL & GAS EXPLORATION -- 3.1%
    Amerada Hess Corp. ..................................      198    $   21,089
    Anadarko Petroleum Corp. ............................      561        46,086
    Apache Corp. ........................................      631        40,763
    Burlington Resources, Inc. ..........................      870        48,059
    ChevronTexaco Corp. .................................    4,577       255,945
    ConocoPhillips ......................................    2,972       170,860
    Devon Energy Corp. ..................................    1,053        53,366
    EOG Resources, Inc. .................................      138         7,838
    Exxon Mobil Corp. ...................................    3,551       204,076
    Kerr-McGee Corp. ....................................      261        19,917
    Unocal Corp. ........................................      499        32,460
    Valero Energy Corp. .................................      600        47,466
    XTO Energy, Inc. ....................................      226         7,682
                                                                      ----------
                                                                         955,607
                                                                      ----------
   OIL FIELD MACHINERY & EQUIPMENT -- 0.1%
    National Oilwell, Inc.* .............................      350        16,639
                                                                      ----------
   PIPELINES -- 0.2%
    Dynegy, Inc.* .......................................      720         3,499
    El Paso Corp. .......................................    1,442        16,612
    Kinder Morgan, Inc. .................................      177        14,726
    The Williams Cos., Inc. .............................    1,204        22,876
                                                                      ----------
                                                                          57,713
                                                                      ----------
  TOTAL OIL & GAS .................................................    1,234,961
                                                                      ----------
 REAL ESTATE INVESTMENT TRUSTS -- 0.3%
    Apartment Investment & Management Co. -- Class A ....      230         9,412
    Archstone-Smith Trust [REIT] ........................      275        10,621
    Equity Office Properties Trust ......................    1,046        34,622
    Equity Residential Properties Trust .................      771        28,387
    ProLogis ............................................      394        15,855
    Simon Property Group, Inc. ..........................       81         5,872
                                                                      ----------
  TOTAL REAL ESTATE INVESTMENT TRUSTS .............................      104,769
                                                                      ----------
 SERVICES -- 3.6%
   ADVERTISING -- 0.1%
    Omnicom Group, Inc. .................................       99         7,906
    The Interpublic Group of Cos., Inc.* ................      912        11,108
                                                                      ----------
                                                                          19,014
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   BUSINESS SERVICES -- 0.6%
    Automatic Data Processing, Inc. .......................      319    $ 13,388
    Avery Dennison Corp. ..................................       20       1,059
    BMC Software, Inc.* ...................................      427       7,665
    Cendant Corp. .........................................    2,288      51,183
    Convergys Corp.* ......................................      511       7,266
    Equifax, Inc. .........................................      160       5,714
    First Data Corp. ......................................      572      22,960
    Fiserv, Inc.* .........................................      425      18,254
    Paychex, Inc. .........................................      205       6,671
    R.R. Donnelley, & Sons Co. ............................      308      10,629
    Robert Half International, Inc. .......................       19         474
    Veritas Software Corp.* ...............................    1,029      25,108
                                                                        --------
                                                                         170,371
                                                                        --------
   COMMERCIAL SERVICES -- 0.0%
    Monster Worldwide, Inc.* ..............................      175       5,019
    Sabre Holdings Corp. -- Class A .......................      242       4,828
                                                                        --------
                                                                           9,847
                                                                        --------
   CRUISE LINES -- 0.2%
    Carnival Corp. ........................................    1,251      68,242
                                                                        --------
   EDUCATIONAL SERVICES -- 0.0%
    Apollo Group, Inc. -- Class A* ........................      103       8,057
                                                                        --------
   INTERNET SERVICES -- 0.2%
    eBay, Inc.* ...........................................      690      22,777
    Qwest Communications International, Inc.* .............      990       3,673
    Yahoo!, Inc.* .........................................      772      26,750
                                                                        --------
                                                                          53,200
                                                                        --------
   MEDICAL & HEALTH SERVICES -- 1.1%
    Cardinal Health, Inc. .................................    1,005      57,868
    Caremark Rx, Inc.* ....................................      990      44,075
    Express Scripts, Inc. -- Class A* .....................      120       5,998
    Fisher Scientific International, Inc.* ................      340      22,066
    HCA, Inc. .............................................      240      13,601
    Health Management Associates, Inc. -- Class A .........      480      12,566
    Humana, Inc.* .........................................      347      13,790
    Laboratory Corp. of America
      Holdings* ...........................................      190       9,481
    Manor Care, Inc. ......................................      250       9,933
    McKesson Corp. ........................................      721      32,294
    Medco Health Solutions, Inc.* .........................      592      31,589
    Quest Diagnostic, Inc. ................................       10         533
    Tenet Healthcare Corp.* ...............................    1,013      12,399
    UnitedHealth Group, Inc. ..............................      750      39,105
                                                                        --------
                                                                         305,298
                                                                        --------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   OIL & GAS FIELD SERVICES -- 0.1%
    BJ Services Co. .....................................       55    $    2,886
    Halliburton Co. .....................................      219        10,473
    Schlumberger, Ltd. ..................................      378        28,705
                                                                      ----------
                                                                          42,064
                                                                      ----------
   PRINTING & PUBLISHING -- 0.3%
    Gannett Co., Inc. ...................................      588        41,824
    Knight-Ridder, Inc. .................................      115         7,054
    The McGraw-Hill Cos., Inc. ..........................      282        12,479
    The New York Times Co. ..............................      135         4,205
    Tribune Co. .........................................      692        24,345
                                                                      ----------
                                                                          89,907
                                                                      ----------
   SANITARY SERVICES -- 0.1%
    Allied Waste Industries, Inc.* ......................      513         4,068
    Waste Management, Inc. ..............................    1,372        38,882
                                                                      ----------
                                                                          42,950
                                                                      ----------
   TELECOMMUNICATIONS SERVICES -- 0.9%
    SBC Communications, Inc. ............................    7,152       169,859
    Scientific-Atlanta, Inc. ............................      336        11,179
    Sprint Corp. ........................................    3,404        85,405
                                                                      ----------
                                                                         266,443
                                                                      ----------
   TRANSPORTATION -- 0.0%
    Ryder Systems, Inc. .................................      235         8,601
                                                                      ----------
  TOTAL SERVICES ..................................................    1,083,994
                                                                      ----------
 TRANSPORTATION -- 0.8%
   AIR TRANSPORTATION -- 0.1%
    Southwest Airlines Co. ..............................    2,029        28,264
                                                                      ----------
   RAILROADS -- 0.4%
    Burlington Northern Santa Fe Corp. ..................      816        38,417
    CSX Corp. ...........................................      473        20,178
    Norfolk Southern Corp. ..............................      859        26,595
    Union Pacific Corp. .................................      523        33,890
                                                                      ----------
                                                                         119,080
                                                                      ----------
   TRANSPORTATION-SHIPPING -- 0.3%
    FedEx Corp. .........................................      644        52,171
    United Parcel Service, Inc. -- Class B ..............      595        41,150
                                                                      ----------
                                                                          93,321
                                                                      ----------
  TOTAL TRANSPORTATION ............................................      240,665
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 WHOLESALE & RETAIL TRADE -- 3.1%
   MISCELLANEOUS RETAIL STORES -- 0.1%
    Best Buy Co., Inc. ....................................      122    $  8,363
    Circuit City Stores, Inc. .............................      391       6,760
    Dollar General Corp. ..................................      105       2,138
    Family Dollar Stores, Inc. ............................      244       6,368
    RadioShack Corp. ......................................       85       1,969
                                                                        --------
                                                                          25,598
                                                                        --------
   RETAIL -- WOMEN'S CLOTHING STORES -- 0.1%
    Jones Apparel Group, Inc. .............................      307       9,529
    Liz Claiborne, Inc. ...................................      206       8,191
                                                                        --------
                                                                          17,720
                                                                        --------
   RETAIL APPAREL & ACCESSORY STORES -- 0.1%
    Nike, Inc. -- Class B .................................       87       7,534
    The TJX Cos., Inc. ....................................      246       5,990
    VF Corp. ..............................................      236      13,504
                                                                        --------
                                                                          27,028
                                                                        --------
   RETAIL BUILDING MATERIALS -- 0.3%
    Lowe's Cos., Inc. .....................................      494      28,761
    The Home Depot, Inc. ..................................    1,324      51,504
                                                                        --------
                                                                          80,265
                                                                        --------
   RETAIL DEPARTMENT STORES -- 0.9%
    Dillard's, Inc. -- Class A ............................      100       2,342
    Federated Department Stores, Inc. .....................      406      29,752
    J.C. Penney Co., Inc. .................................      568      29,865
    Kohl's Corp.* .........................................      745      41,653
    Nordstrom, Inc. .......................................       74       5,030
    Sears Holdings Corp.* .................................      227      34,020
    The May Department Stores Co. .........................      677      27,188
    Wal-Mart Stores, Inc. .................................    2,020      97,365
                                                                        --------
                                                                         267,215
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   RETAIL EATING & DRINKING PLACES -- 0.4%
    Darden Restaurants, Inc. ..............................      161    $  5,310
    McDonald's Corp. ......................................    2,748      76,257
    Starbucks Corp.* ......................................      327      16,893
    Wendy's International, Inc. ...........................      232      11,055
    Yum! Brands, Inc. .....................................      200      10,416
                                                                        --------
                                                                         119,931
                                                                        --------
   RETAIL GROCERY STORES -- 0.2%
    Albertson's, Inc. .....................................      565      11,684
    Kroger Co.* ...........................................    1,920      36,538
    Safeway, Inc. .........................................    1,006      22,726
                                                                        --------
                                                                          70,948
                                                                        --------
   RETAIL MERCHANDISING -- 0.5%
    Bed Bath & Beyond, Inc.* ..............................      163       6,810
    CVS Corp. .............................................    1,738      50,524
    Limited Brands, Inc. ..................................      215       4,605
    Target Corp. ..........................................      455      24,757
    The Gap, Inc. .........................................    1,670      32,983
    Walgreen Co. ..........................................      559      25,708
                                                                        --------
                                                                         145,387
                                                                        --------
   SPECIALTY RETAIL STORES -- 0.2%
    AutoNation, Inc.* .....................................      573      11,758
    Office Depot, Inc.* ...................................      630      14,389
    Officemax, Inc. .......................................      309       9,199
    Pitney Bowes, Inc. ....................................      184       8,013
    Staples, Inc. .........................................      375       7,995
    Tiffany & Co. .........................................      303       9,926
    Toys `R' Us, Inc.* ....................................      463      12,260
                                                                        --------
                                                                          73,540
                                                                        --------
   WHOLESALE -- GROCERIES & RELATED PRODUCTS -- 0.0%
    SUPERVALU, Inc. .......................................      242       7,892
                                                                        --------
   WHOLESALE MISCELLANEOUS -- 0.2%
    Costco Wholesale Corp. ................................    1,132      50,736
    Sysco Corp. ...........................................      496      17,950
                                                                        --------
                                                                          68,686
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
   WHOLESALE-DRUGS -- 0.1%
    AmerisourceBergen Corp. ...........................        309   $    21,367
                                                                     -----------
   WHOLSALE -- MACHINERY EQUIPMENT -- 0.0%
    W.W. Grainger, Inc. ...............................        203        11,122
                                                                     -----------
  TOTAL WHOLESALE & RETAIL TRADE .................................       936,699
                                                                     -----------
  TOTAL COMMON STOCK (Cost $12,980,094) ..........................    15,233,413
                                                                     -----------
EXCHANGE TRADED FUNDS -- 49.6%
    iShares Russell 1000 Value Index Fund .............    225,959    15,057,908
                                                                     -----------
  TOTAL  EXCHANGE TRADED FUNDS
   (Cost $14,386,542) ............................................    15,057,908
                                                                     -----------

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
SHORT-TERM INVESTMENTS -- 0.1%
    BlackRock Liquidity Funds TempCash Portfolio --
      Institutional Series .............................    20,788   $    20,788
    BlackRock Liquidity Funds TempFund Portfolio --
      Institutional Series .............................    20,786        20,786
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $41,574) ................................................        41,574
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $27,408,210)+ ...........................................   $30,332,895
                                                                     ===========

---------------
*  Non-income producing security.
+ The cost for Federal income tax purposes was $27,594,340. At June 30, 2005, net unrealized appreciation was $2,738,555. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,061,694, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $323,139.


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP MULTI-MANAGER
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005

 (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 99.8%
 AEROSPACE & DEFENSE -- 2.7%
   Northrop Grumman Corp.................................     2,560   $  141,440
   Rockwell Collins, Inc.................................    12,050      574,544
                                                                      ----------
  TOTAL AEROSPACE & DEFENSE .......................................      715,984
                                                                      ----------
 COMMUNICATION & BROADCASTING -- 9.3%
   ALLTEL Corp...........................................     3,130      194,936
   Cablevision Systems New York Group
    -- Class A*..........................................     7,850      252,770
   CenturyTel, Inc.......................................     5,450      188,734
   Emmis Communications Corp. --
    Class A*.............................................     9,800      173,166
   Hearst-Argyle Television, Inc.........................     8,350      204,575
   Insight Communications Co., Inc.*.....................    10,590      117,020
   Mediacom Communications Corp.*........................    25,448      174,828
   Nextel Partners, Inc. -- Class B*.....................    17,900      450,543
   Telephone & Data Systems, Inc.........................     3,435      140,182
   Telephone & Data Systems, Inc.*.......................     3,435      131,698
   XM Satellite Radio Holdings, Inc.*....................    13,400      451,043
                                                                      ----------
  TOTAL COMMUNICATION & BROADCASTING ..............................    2,479,495
                                                                      ----------
 COMPUTER SERVICES -- 4.3%
   Autodesk, Inc.*.......................................    10,200      350,574
   Cognos, Inc.*.........................................     5,500      187,770
   FactSet Research Systems, Inc.........................     5,960      213,606
   Logitech International SA, ADR*.......................     2,150      137,127
   MICROS Systems, Inc.*.................................     5,450      243,888
                                                                      ----------
  TOTAL COMPUTER SERVICES .........................................    1,132,965
                                                                      ----------
 CONSUMER PRODUCTS -- 0.8%
   Newell Rubbermaid, Inc................................     8,955      213,487
                                                                      ----------
  TOTAL CONSUMER PRODUCTS .........................................      213,487
                                                                      ----------
 ENTERTAINMENT & LEISURE -- 1.5%
   Brunswick Corp........................................     9,050      392,046
                                                                      ----------
  TOTAL ENTERTAINMENT & LEISURE ...................................      392,046
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
FINANCE & INSURANCE -- 14.0%
 FINANCIAL SERVICES -- 4.4%
   Investors Financial Services Corp.....................     6,040   $  228,433
   Leucadia National Corp................................     5,630      217,487
   SEI Investments Co....................................     5,430      202,811
   State Street Corp.....................................     2,740      132,205
   T.Rowe Price Group, Inc...............................     6,400      400,639
                                                                      ----------
                                                                       1,181,575
                                                                      ----------
 INSURANCE -- PROPERTY/CASUALTY -- 0.6%
   The St. Paul Cos., Inc................................     4,050      160,097
                                                                      ----------
 INSURANCE AGENTS, BROKERS, & SERVICES -- 0.6%
   Erie Indemnity Co.....................................     2,910      157,868
                                                                      ----------
 INSURANCE CARRIERS -- 2.2%
   CNA Financial Corp.*..................................     6,585      187,146
   PartnerRe, Ltd........................................     2,965      191,005
   Torchmark Corp........................................     4,100      214,020
                                                                      ----------
                                                                         592,171
                                                                      ----------
 SAVINGS, CREDIT, & OTHER FINANCIAL
   INSTITUTIONS -- 2.0%
   AmeriCredit Corp.*....................................     8,950      228,225
   Golden West Financial Corp............................     4,480      288,422
                                                                      ----------
                                                                         516,647
                                                                      ----------
 SECURITY & COMMODITY BROKERS, DEALERS,
   & SERVICES -- 2.0%
   A.G. Edwards, Inc.....................................     3,800      171,570
   Federal Agricultural Mortgage Corp....................     8,240      181,692
   Friedman, Billings, Ramsey Group, Inc.................    11,960      171,028
                                                                      ----------
                                                                         524,290
                                                                      ----------
 STATE & NATIONAL BANKS -- 2.2%
   Comerica, Inc.........................................     3,990      230,622
   North Fork Bancorp, Inc...............................    13,005      365,310
                                                                      ----------
                                                                         595,932
                                                                      ----------
  TOTAL FINANCE & INSURANCE .......................................    3,728,580
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP MULTI-MANAGER
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
MANUFACTURING -- 33.3%
 APPAREL -- 4.5%
   Carter's, Inc.*.......................................     9,550   $  557,528
   Polo Ralph Lauren Corp. -- Class A....................    10,250      441,878
   The Timberland Co. -- Class A*........................     5,220      202,118
                                                                      ----------
                                                                       1,201,524
                                                                      ----------
 CHEMICAL & ALLIED PRODUCTS -- 0.8%
   Sensient Technologies Corp............................    10,770      221,970
                                                                      ----------
 COMPUTERS & OFFICE EQUIPMENT -- 0.8%
   Lexmark International Group, Inc. --
    Class A*.............................................     3,300      213,939
                                                                      ----------
 ELECTRONIC COMPONENTS & EQUIPMENT -- 2.1%
   Amphenol Corp. -- Class A.............................     9,050      363,539
   Harman International Industries, Inc..................     2,300      187,128
                                                                      ----------
                                                                         550,667
                                                                      ----------
 ELECTRONIC INSTRUMENTS -- 1.9%
   FLIR Systems, Inc.*...................................     4,800      143,232
   Trimble Navigation, Ltd.*.............................     9,350      364,370
                                                                      ----------
                                                                         507,602
                                                                      ----------
 FOOD & BEVERAGE -- 2.4%
   Cadbury Schweppes PLC, ADR............................     3,520      134,922
   General Mills, Inc....................................     2,800      131,012
   HJ Heinz Co...........................................     6,385      226,157
   Molson Coors Brewing Co...............................     2,400      148,800
                                                                      ----------
                                                                         640,891
                                                                      ----------
 GENERAL CONSTRUCTION -- SINGLE HOMES -- 1.2%
   NVR, Inc.*............................................       400      324,000
                                                                      ----------
 MEDICAL EQUIPMENT & SUPPLIES -- 4.4%
   Diagnostic Products Corp..............................     3,625      171,571
   Hillenbrand Industries, Inc...........................     4,310      217,871
   Intuitive Surgical, Inc.*.............................     7,400      345,136
   ResMed, Inc.*.........................................     6,750      445,433
                                                                      ----------
                                                                       1,180,011
                                                                      ----------
 METAL FABRICATION -- 2.0%
   Precision Castparts Corp..............................     6,950      541,404
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 MISC. ELECTRICAL MACHINERY, EQUIPMENT,
   & SUPPLIES -- 1.0%
   American Power Conversion Corp. *.....................    10,770   $  254,064
                                                                      ----------
 MISC. MANUFACTURING INDUSTRIES -- 3.4%
   Lancaster Colony Corp.................................    11,885      510,104
   Trinity Industries, Inc...............................    11,960      383,079
                                                                      ----------
                                                                         893,183
                                                                      ----------
 SEMICONDUCTORS -- 0.7%
   Linear Technology Corp................................     4,780      175,378
                                                                      ----------
 TELECOMMUNICATIONS EQUIPMENT -- 5.7%
   ADC Telecommunications, Inc.*.........................     9,939      216,372
   Comverse Technology, Inc.*............................    19,800      468,270
   NII Holdings, Inc.*...................................     9,000      575,459
   Research in Motion, Ltd.*.............................     3,650      269,188
                                                                      ----------
                                                                       1,529,289
                                                                      ----------
 TOBACCO -- 2.4%
   Universal Corp........................................     5,400      236,412
   UST, Inc..............................................     8,600      392,676
                                                                      ----------
                                                                         629,088
                                                                      ----------
  TOTAL MANUFACTURING .............................................    8,863,010
                                                                      ----------
MINING -- 1.1%
   CONSOL Energy, Inc....................................     5,550      297,369
                                                                      ----------
  TOTAL MINING ....................................................      297,369
                                                                      ----------
OIL & GAS -- 6.7%
 DRILLING OIL & GAS WELLS -- 0.8%
   Nabors Industries, Ltd.*..............................     3,400      206,108
                                                                      ----------
                                                                         206,108
                                                                      ----------
 OIL & GAS -- 0.7%
   Key Energy Services, Inc.*............................    15,020      181,742
                                                                      ----------
 OIL & GAS EXPLORATION -- 4.5%
   Burlington Resources, Inc.............................     3,370      186,159
   Denbury Resources, Inc.*..............................    11,400      453,378
   Quicksilver Resources, Inc.*..........................     8,800      562,584
                                                                      ----------
                                                                       1,202,121
                                                                      ----------
 PIPELINES -- 0.7%
   National Fuel Gas Co..................................     6,725      194,420
                                                                      ----------
                                                                         194,420
                                                                      ----------
  TOTAL OIL & GAS .................................................    1,784,391
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP MULTI-MANAGER
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
REAL ESTATE INVESTMENT TRUSTS -- 2.4%
   American Financial Realty Trust.......................    22,905   $  352,278
   New Century Financial Corp............................     5,710      293,780
                                                                      ----------
  TOTAL REAL ESTATE INVESTMENT TRUSTS .............................      646,058
                                                                      ----------
SERVICES -- 12.5%
 BUSINESS SERVICES -- 1.7%
   Robert Half International, Inc.*......................    10,000      249,700
   The Dun & Bradstreet Corp.*...........................     3,395      209,302
                                                                      ----------
                                                                         459,002
                                                                      ----------
 CRUISE LINES -- 1.6%
   Royal Caribbean Cruises, Ltd. ........................     8,700      420,732
                                                                      ----------
 INTERNET SERVICES -- 2.0%
   F5 Networks, Inc.*....................................     6,300      297,581
   Websense, Inc.*.......................................     5,050      242,653
                                                                      ----------
                                                                         540,234
                                                                      ----------
 MEDICAL & HEALTH SERVICES -- 4.4%
   Health Management Associates, Inc. -- Class A.........     7,360      192,685
   Psychiatric Solutions, Inc.*..........................     8,400      409,164
   Sunrise Senior Living, Inc.*..........................    10,400      561,391
                                                                      ----------
                                                                       1,163,240
                                                                      ----------
 PRINTING & PUBLISHING -- 1.8%
   Gannett Co., Inc......................................     1,885      134,080
   Knight-Ridder, Inc....................................     2,580      158,257
   Lee Enterprises, Inc..................................     4,740      190,027
                                                                      ----------
                                                                         482,364
                                                                      ----------
 TRANSPORTATION -- 1.0%
   Mercury General Corp..................................     4,670      254,608
                                                                      ----------
                                                                         254,608
                                                                      ----------
  TOTAL SERVICES ..................................................    3,320,180
                                                                      ----------

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
 WHOLESALE & RETAIL TRADE -- 11.2%
   RETAIL -- MAIL ORDER -- 1.9%
    Coldwater Creek, Inc.* .............................    20,600   $   513,146
                                                                     -----------
                                                                         513,146
                                                                     -----------
   RETAIL -- WOMEN'S CLOTHING STORES -- 0.9%
    Jones Apparel Group, Inc. ..........................     7,865       244,130
                                                                     -----------
   RETAIL APPAREL & ACCESSORY STORES -- 3.4%
    Urban Outfitters, Inc.* ............................    11,700       663,272
    VF Corp. ...........................................     3,895       222,872
                                                                     -----------
                                                                         886,144
                                                                     -----------
   RETAIL EATING & DRINKING PLACES -- 2.4%
    CBRL Group, Inc. ...................................     5,010       194,689
    Red Robin Gourmet Burgers, Inc.* ...................     7,200       446,256
                                                                     -----------
                                                                         640,945
                                                                     -----------
   WHOLESALE -- INDUSTRIAL SUPPLIES -- 1.9%
    The Sherwin-Williams Co. ...........................    10,870       511,868
                                                                     -----------
   WHOLSALE -- MACHINERY EQUIPMENT -- 0.7%
    W.W. Grainger, Inc. ................................     3,250       178,068
                                                                     -----------
                                                                         178,068
                                                                     -----------
  TOTAL WHOLESALE & RETAIL TRADE .................................     2,974,301
                                                                     -----------
  TOTAL COMMON STOCK (Cost $21,772,160) ..........................    26,547,866
                                                                     -----------
SHORT-TERM INVESTMENTS -- 0.2%
    BlackRock Liquidity Funds TempCash Portfolio --
      Institutional Series .............................    20,601        20,601
    BlackRock Liquidity Funds TempFund Portfolio --
      Institutional Series .............................    20,601        20,601
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $41,202) ................................................        41,202
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $21,813,362)+ ...........................................   $26,589,068
                                                                     ===========

---------------
   ADR -- American Depository Receipt
*  Non-income producing security.
+ The cost for federal income tax purposes was $21,816,491. At June 30, 2005, net unrealized appreciation was $4,772,577. This consisted of aggregate gross unrealized appreciation for all securities, in which there was as excess of market value over tax cost, of $5,231,509, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $458,932.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005

  (Showing Percentage of Total Investments)
================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
COMMON STOCK -- 52.7%
 AEROSPACE & DEFENSE -- 0.2%
    Alliant Techsystems, Inc.* ............................      216    $ 15,250
    Titan Corp.* ..........................................      473      10,756
                                                                        --------
  TOTAL AEROSPACE & DEFENSE .........................................     26,006
                                                                        --------
 COMMUNICATION & BROADCASTING -- 0.7%
    Belo Corp. -- Class A .................................      637      15,269
    Cincinnati Bell, Inc.* ................................    1,358       5,839
    Emmis Communications Corp. --
      Class A* ............................................      225       3,976
    Entercom Communications Corp.* ........................      280       9,321
    Macrovision Corp.* ....................................      276       6,221
    Media General, Inc. -- Class A ........................      141       9,131
    Telephone & Data Systems, Inc. ........................      629      25,670
    Westwood One, Inc. ....................................      570      11,645
                                                                        --------
  TOTAL COMMUNICATION & BROADCASTING ................................     87,072
                                                                        --------
 COMPUTER SERVICES -- 1.9%
    3Com Corp.* ...........................................    2,109       7,677
    Anteon International Corp.* ...........................      160       7,299
    Cadence Design Systems, Inc.* .........................    1,604      21,910
    Ceridian Corp.* .......................................      931      18,136
    Cognizant Technology Solutions Corp.* .................      744      35,064
    DST Systems, Inc.* ....................................      417      19,516
    GTECH Holdings Corp. ..................................      715      20,907
    Jack Henry & Associates, Inc. .........................      520       9,521
    McAfee, Inc.* .........................................      953      24,949
    Polycom, Inc.* ........................................      548       8,171
    Sybase, Inc.* .........................................      536       9,836
    Tech Data Corp.* ......................................      327      11,971
    The BISYS Group, Inc.* ................................      673      10,055
    The Reynolds & Reynolds Co. --
      Class A .............................................      362       9,785
    Transaction Systems Architects, Inc.* .................      222       5,468
                                                                        --------
  TOTAL COMPUTER SERVICES ...........................................    220,265
                                                                        --------
 CONSUMER DISCRETIONARY -- 0.0%
   CASINO & GAMING -- 0.0%
    Harrah's Entertainment, Inc. ..........................        1          72
                                                                        --------
  TOTAL CONSUMER DISCRETIONARY ......................................         72
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
CONSUMER PRODUCTS -- 1.1%
   American Greetings Corp. -- Class A.....................      389    $ 10,309
   Blyth, Inc..............................................      235       6,592
   Church and Dwight Co., Inc..............................      354      12,815
   Energizer Holdings, Inc.*...............................      409      25,427
   Murphy Oil Corp.........................................    1,000      52,229
   Rent-A-Center, Inc.*....................................      427       9,945
   The Scotts Miracle -- Gro Co. --
    Class A*...............................................      136       9,685
   Tupperware Corp.........................................      325       7,595
                                                                        --------
  TOTAL CONSUMER PRODUCTS ...........................................    134,597
                                                                        --------
ELECTRIC, GAS, WATER, & UTILITIES -- 3.9%
   AGL Resources, Inc......................................      493      19,054
   Alliant Energy Corp.....................................      692      19,480
   Aqua America, Inc.......................................      533      15,851
   Aquila, Inc.*...........................................    1,342       4,845
   Black Hills Corp........................................      199       7,333
   DPL, Inc................................................      701      19,242
   Duquesne Light Holdings, Inc............................      426       7,958
   Energy East Corp........................................      820      23,764
   Equitable Resources, Inc................................      341      23,188
   Great Plains Energy, Inc................................      420      13,394
   Hawaiian Electric Industries, Inc.......................      449      12,038
   Idacorp, Inc............................................      240       7,351
   MDU Resources Group, Inc................................      654      18,423
   Northeast Utilities Co..................................      716      14,936
   NStar...................................................      598      18,436
   OGE Energy Corp.........................................      498      14,412
   ONEOK, Inc..............................................      600      19,590
   Peabody Energy Corp.....................................      716      37,262
   Pepco Holdings, Inc.....................................    1,110      26,573
   PNM Resources, Inc......................................      341       9,824
   Puget Energy, Inc.......................................      558      13,046
   SCANA Corp..............................................      631      26,951
   Sierra Pacific Resources Corp.*.........................      661       8,229
   Vectren Corp............................................      428      12,296
   Westar Energy, Inc......................................      481      11,558
   WGL Holdings, Inc.......................................      275       9,251
   Wind River Systems, Inc.*...............................      466       7,307
   Wisconsin Energy Corp...................................      655      25,545
   WPS Resources Corp......................................      211      11,869
                                                                        --------
  TOTAL ELECTRIC, GAS, WATER, & UTILITIES ...........................    459,006
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
ENTERTAINMENT & LEISURE -- 0.3%
   Boyd Gaming Corp........................................      370    $ 18,918
   International Speedway Corp. -- Class A.................      243      13,671
                                                                        --------
  TOTAL ENTERTAINMENT & LEISURE .....................................     32,589
                                                                        --------
FINANCE & INSURANCE -- 8.1%
 FINANCIAL SERVICES -- 1.1%
   Deluxe Corp.............................................      280      11,368
   Eaton Vance Corp........................................      799      19,104
   Indymac Mortgage Holdings, Inc..........................      349      14,215
   Investors Financial Services Corp.......................      377      14,258
   Jefferies Group, Inc....................................      319      12,087
   Leucadia National Corp..................................      561      21,671
   MoneyGram International, Inc.*..........................      492       9,407
   Raymond James Financial, Inc............................      321       9,068
   SEI Investments Co......................................      496      18,526
                                                                        --------
                                                                         129,704
                                                                        --------
 INSURANCE -- PROPERTY / CASUALTY -- 0.8%
   American Financial Group, Inc...........................      305      10,224
   Fidelity National Financial, Inc........................      996      35,547
   First American Corp.....................................      479      19,227
   Ohio Casualty Corp.*....................................      350       8,463
   W.R. Berkley Corp.......................................      700      24,976
                                                                        --------
                                                                          98,437
                                                                        --------
 INSURANCE CARRIERS -- 2.3%
   Allmerica Financial Corp.*..............................      296      10,979
   AmerUs Group Co.........................................      227      10,907
   Arthur J. Gallagher & Co................................      519      14,080
   Brown & Brown, Inc......................................      384      17,257
   Coventry Health Care, Inc.*.............................      640      45,280
   Everest Re Group, Ltd...................................      317      29,481
   HCC Insurance Holdings, Inc.............................      376      14,239
   Horace Mann Educators Corp..............................      243       4,573
   Old Republic International Corp.........................    1,024      25,897
   Protective Life Corp....................................      409      17,268
   Radian Group, Inc.......................................      508      23,988
   StanCorp Financial Group, Inc...........................      167      12,789
   The PMI Group, Inc......................................      577      22,491
   Unitrin, Inc............................................      310      15,221
                                                                        --------
                                                                         264,450
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 SAVINGS, CREDIT, & OTHER FINANCIAL
   INSTITUTIONS -- 0.8%
   AmeriCredit Corp.*......................................      924    $ 23,562
   Independence Community Bank Corp........................      473      17,468
   New York Community Bancorp, Inc.........................    1,366      24,752
   Washington Federal, Inc.................................      526      12,372
   Webster Financial Corp..................................      301      14,054
                                                                        --------
                                                                          92,208
                                                                        --------
 SECURITY & COMMODITY BROKERS, DEALERS,
   & SERVICES -- 0.8%
   A.G. Edwards, Inc.......................................      467      21,085
   Labranche & Co., Inc.*..................................      343       2,161
   Legg Mason, Inc.........................................      626      65,172
   Waddell & Reed Financial, Inc. --
    Class A................................................      466       8,621
                                                                        --------
                                                                          97,039
                                                                        --------
 STATE & NATIONAL BANKS -- 2.3%
   Associated Banc-Corp....................................      720      24,235
   Astoria Financial Corp..................................      633      18,022
   Bank of Hawaii Corp.....................................      338      17,154
   City National Corp......................................      252      18,071
   Commerce Bancorp, Inc...................................      896      27,158
   Cullen/Frost Bankers, Inc...............................      291      13,866
   Firstmerit Corp.........................................      507      13,238
   Greater Bay Bancorp.....................................      287       7,568
   Hibernia Corp. -- Class A...............................      879      29,165
   Mercantile Bankshares Corp..............................      465      23,961
   SVB Financial Group*                                          203       9,724
   TCF Financial Corp......................................      683      17,676
   Texas Regional Bancshares, Inc..........................      240       7,315
   The Colonial BancGroup, Inc.............................      859      18,950
   Westamerica Bancorp.....................................      186       9,823
   Wilmington Trust Corp...................................      373      13,432
                                                                        --------
                                                                         269,358
                                                                        --------
  TOTAL FINANCE & INSURANCE .........................................    936,981
                                                                        --------
INFORMATION TECHNOLOGY -- 1.0%
 APPLICATION SOFTWARE -- 0.1%
   National Instruments Corp...............................      303       6,424
                                                                        --------
                                                                           6,424
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 COMPUTER STORAGE/PERIPHERALS -- 0.5%
   Imation Corp............................................      199    $  7,719
   McDATA Corp. -- Class A*................................      662       2,648
   Sandisk Corp.*..........................................    1,054      25,011
   Storage Technology Corp.*...............................      598      21,701
                                                                        --------
                                                                          57,079
                                                                        --------
 HOME ENTERTAINMENT SOFTWARE -- 0.2%
   Activision, Inc.*.......................................    1,114      18,403
                                                                        --------
 IT CONSULTING & SERVICES -- 0.1%
   Acxiom Corp.............................................      478       9,981
   Gartner, Inc. -- Class A*...............................      423       4,492
                                                                        --------
                                                                          14,473
                                                                        --------
 SERVICES -- DATA PROCESSING -- 0.1%
   Fair Isaac & Co., Inc...................................      395      14,418
                                                                        --------
 SYSTEMS SOFTWARE -- 0.0%
   Advent Software, Inc.*..................................      181       3,667
                                                                        --------
  TOTAL INFORMATION TECHNOLOGY ......................................    114,464
                                                                        --------
MANUFACTURING -- 17.1%
 APPAREL -- 0.1%
   The Timberland Co. -- Class A*..........................      360      13,939
                                                                        --------
                                                                          13,939
                                                                        --------
 ATHLETIC EQUIPMENT -- 0.1%
   Callaway Golf Co........................................      427       6,589
                                                                        --------
 AUTO PARTS & EQUIPMENT -- 0.3%
   ArvinMeritor, Inc.......................................      424       7,543
   BorgWarner, Inc.........................................      312      16,745
   Lear Corp...............................................      381      13,861
                                                                        --------
                                                                          38,149
                                                                        --------
 BIOTECHNOLOGY -- 0.5%
   Gen-Probe, Inc.*........................................      280      10,144
   Invitrogen Corp.*.......................................      290      24,154
   Martek Bioscience Corp.*................................      210       7,970
   Protein Design Labs, Inc.*..............................      545      11,014
                                                                        --------
                                                                          53,282
                                                                        --------
 BUILDING -- RESIDENTIAL/COMMERCIAL -- 0.3%
   Dycom Industries, Inc.*.................................      275       5,448
   Granite Construction, Inc...............................      232       6,519
   Hovnanian Enterprises, Inc. -- Class A*.................      285      18,582
                                                                        --------
                                                                          30,549
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 BUILDING MATERIALS & COMPONENTS -- 0.5%
   Fastenal Co.............................................      383    $ 23,463
   Martin Marietta Materials Corp..........................      269      18,593
   Modine Manufacturing Co.................................      195       6,349
   York International Corp.................................      232       8,816
                                                                        --------
                                                                          57,221
                                                                        --------
 CHEMICAL & ALLIED PRODUCTS -- 1.4%
   Airgas, Inc.............................................      423      10,435
   Albemarle Corp..........................................      261       9,519
   Crompton Corp...........................................      639       9,042
   Cytec Industries, Inc...................................      279      11,104
   Cytyc Corp.*............................................      626      13,810
   Ferro Corp..............................................      241       4,786
   FMC Corp.*..............................................      207      11,621
   Lyondell Chemical Co....................................    1,247      32,946
   Minerals Technologies, Inc..............................      121       7,454
   Olin Corp...............................................      403       7,351
   RPM International, Inc..................................      651      11,887
   Sensient Technologies Corp..............................      260       5,359
   The Lubrizol Corp.......................................      406      17,056
   The Valspar Corp........................................      295      14,246
                                                                        --------
                                                                         166,616
                                                                        --------
 COMPUTERS & OFFICE EQUIPMENT -- 0.2%
   Herman Miller, Inc......................................      395      12,182
   Western Digital Corp.*..................................    1,230      16,507
                                                                        --------
                                                                          28,689
                                                                        --------
 DIVERSIFIED -- INDUSTRIAL PRODUCTS -- 0.1%
   Teleflex, Inc...........................................      232      13,774
                                                                        --------
 DIVERSIFIED MANUFACTURING INDUSTRIES -- 0.2%
   Carlisle Companies, Inc.................................      203      13,932
   The Brink's Co..........................................      318      11,448
                                                                        --------
                                                                          25,380
                                                                        --------
 ELECTRONIC COMPONENTS & EQUIPMENT -- 0.7%
   Amphenol Corp. -- Class A...............................      516      20,728
   Harman International Industries, Inc....................      380      30,917
   Mentor Graphics Corp.*..................................      430       4,408
   RF Micro Devices, Inc.*.................................    1,041       5,653
   Zebra Technologies Corp. -- Class A*....................      449      19,662
                                                                        --------
                                                                          81,368
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 FARM MACHINERY -- 0.1%
   AGCO Corp.*.............................................      506    $  9,675
                                                                        --------
 FOOD & BEVERAGE -- 1.5%
   Constellation Brands, Inc.*.............................    1,216      35,871
   Dean Foods Co.*.........................................      910      32,068
   Hormel Foods Corp.......................................      546      16,014
   Krispy Kreme Doughnuts, Inc.*...........................      383       2,666
   PepsiAmericas, Inc......................................      605      15,524
   Smithfield Foods, Inc.*.................................      615      16,771
   The J.M. Smucker Co.....................................      329      15,443
   Tootsie Roll Industries, Inc............................      263       7,693
   Treehouse Foods, Inc.*..................................      182       5,189
   Tyson Foods, Inc. -- Class A............................    1,802      32,076
                                                                        --------
                                                                         179,315
                                                                        --------
 GENERAL CONSTRUCTION -- SINGLE HOMES -- 0.2%
   The Ryland Group, Inc...................................      294      22,306
                                                                        --------
 GLASS & PLASTIC PACKAGING PRODUCTS -- 0.3%
   Packaging Corp. of America..............................      450       9,473
   Potlatch Corp...........................................      184       9,629
   Sonoco Products Co......................................      595      15,768
                                                                        --------
                                                                          34,870
                                                                        --------
 MANUFACTURED HOMES -- 1.3%
   D.R. Horton, Inc........................................    1,708      64,237
   Lennar Corp. -- Class A.................................      831      52,726
   Toll Brothers, Inc.*....................................      353      35,846
                                                                        --------
                                                                         152,809
                                                                        --------
 MEDICAL & DENTAL SUPPLIES -- 0.2%
   Advanced Medical Optics, Inc*...........................      376      14,946
   Par Pharmaceutical Co., Inc.*...........................      194       6,171
                                                                        --------
                                                                          21,117
                                                                        --------
 MEDICAL EQUIPMENT & SUPPLIES -- 0.8%
   Charles River Laboratories International, Inc.*.........      366      17,660
   Dentsply International, Inc.............................      453      24,462
   Hillenbrand Industries, Inc.............................      351      17,743
   STERIS Corp.*...........................................      383       9,870
   Varian Medical Systems, Inc.*...........................      752      28,072
                                                                        --------
                                                                          97,807
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 MEDICAL PRODUCTS -- 0.2%
   Henry Schein, Inc.*.....................................     488     $ 20,262
                                                                        --------
 METAL FABRICATION -- 0.2%
   Precision Castparts Corp................................     365       28,434
                                                                        --------
 METAL PRODUCTS -- 0.1%
   Steel Dynamics, Inc.....................................     270        7,088
   Worthington Industries, Inc.............................     450        7,110
                                                                        --------
                                                                          14,198
                                                                        --------
 MISC. ELECTRICAL MACHINERY, EQUIPMENT,
   & SUPPLIES -- 1.5%
   AMETEK, Inc.............................................     386       16,154
   Arrow Electronics, Inc.*................................     720       19,555
   Avnet, Inc.*............................................     678       15,275
   Credence Systems Corp.*.................................     537        4,860
   Diebold, Inc............................................     398       17,954
   Gentex Corp.............................................     868       15,798
   Hubbell, Inc. -- Class B................................     341       15,038
   KEMET Corp.*............................................     482        3,037
   Pentair, Inc............................................     566       24,230
   Plexus Corp.*...........................................     255        3,629
   Synopsys, Inc.*.........................................     867       14,453
   Thomas & Betts Corp.....................................     330        9,319
   Varian, Inc.*...........................................     199        7,520
   Vishay Intertechnology, Inc.*...........................     928       11,015
                                                                        --------
                                                                         177,837
                                                                        --------
 MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 0.8%
   Crane Co................................................     310        8,153
   Donaldson Co., Inc......................................     462       14,012
   Federal Signal Corp.....................................     274        4,274
   Flowserve Corp.*........................................     310        9,381
   Graco, Inc..............................................     388       13,219
   Grant Prideco, Inc.*....................................     760       20,102
   Kennametal, Inc.........................................     211        9,674
   Nordson Corp............................................     201        6,890
   Tecumseh Products Co. -- Class A........................     110        3,018
                                                                        --------
                                                                          88,723
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 MISC. MANUFACTURING INDUSTRIES -- 1.0%
   Bandag, Inc.............................................      111    $  5,112
   Bowater, Inc............................................      317      10,261
   Harsco Corp.............................................      234      12,765
   HNI Corp................................................      318      16,266
   Lancaster Colony Corp...................................      183       7,854
   Mohawk Industries, Inc.*................................      338      27,885
   Sequa Corp. -- Class A* ................................       64       4,235
   SPX Corp................................................      422      19,404
   Trinity Industries, Inc.................................      269       8,616
                                                                        --------
                                                                         112,398
                                                                        --------
 PAPER PRODUCTS -- 0.2%
   Glatfelter..............................................      243       3,013
   Longview Fibre Co.......................................      299       6,144
   Rayonier, Inc...........................................      284      15,061
                                                                        --------
                                                                          24,218
                                                                        --------
 PHARMACEUTICAL PREPARATIONS -- 1.5%
   Barr Laboratories, Inc.*................................      569      27,733
   Cephalon, Inc.*.........................................      324      12,898
   IVAX Corp.*.............................................    1,337      28,746
   Millennium Pharmaceuticals, Inc.*.......................    1,700      15,759
   Patterson Companies., Inc.*.............................      762      34,350
   Perrigo Co..............................................      406       5,660
   Sepracor, Inc.*.........................................      636      38,165
   Valeant Pharmaceuticals International...................      505       8,903
   Vertex Pharmaceuticals, Inc.*...........................      452       7,612
                                                                        --------
                                                                         179,826
                                                                        --------
 PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.5%
   Beckman Coulter, Inc....................................      373      23,712
   Edwards Lifesciences Corp.*.............................      368      15,831
   INAMED Corp.*...........................................      205      13,729
   Techne Corp.*...........................................      230      10,559
                                                                        --------
                                                                          63,831
                                                                        --------
 RECREATIONAL VEHICLES -- 0.1%
   Thor Industries, Inc....................................      276       8,675
                                                                        --------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 SEMICONDUCTORS -- 1.6%
   Atmel Corp.*..........................................    2,642    $    6,262
   Cabot Corp............................................      346        11,418
   Cabot Microelectronics Corp.*.........................      139         4,030
   Cree, Inc.*...........................................      412        10,494
   Cypress Semiconductor Corp.*..........................      705         8,876
   Fairchild Semiconductor International, Inc.*..........      667         9,838
   Integrated Circuit Systems, Inc.*.....................      389         8,029
   Integrated Device Technology, Inc.*...................      611         6,568
   International Rectifier Corp.*........................      373        17,800
   Intersil Holding Corp. -- Class A.....................      842        15,804
   Lam Research Corp.*...................................      762        22,052
   Lattice Semiconductor Corp.*..........................      665         2,953
   Micrel, Inc.*.........................................      498         5,737
   Microchip Technology, Inc.............................    1,223        36,224
   Newport Corp.*........................................      237         3,285
   Powerwave Technologies, Inc.*.........................      587         5,999
   Semtech Corp.*........................................      418         6,960
   Silicon Laboratories, Inc.*...........................      293         7,680
   TriQuint Semiconductor, Inc.*.........................      765         2,547
                                                                      ----------
                                                                         192,556
                                                                      ----------
 TELECOMMUNICATIONS EQUIPMENT -- 0.5%
   Adtran, Inc...........................................      430        10,660
   CommScope, Inc.*......................................      303         5,275
   Harris Corp...........................................      804        25,093
   Plantronics, Inc.*....................................      276        10,035
   UTStarcom, Inc.*......................................      643         4,816
                                                                      ----------
                                                                          55,879
                                                                      ----------
 TOBACCO -- 0.1%
   Universal Corp........................................      145         6,348
                                                                      ----------
  TOTAL MANUFACTURING .............................................    2,006,640
                                                                      ----------
MINING -- 0.2%
   Arch Coal, Inc........................................      394        21,461
                                                                      ----------
  TOTAL MINING ....................................................       21,461
                                                                      ----------
OIL & GAS -- 3.2%
 DRILLING OIL & GAS WELLS -- 0.8%
   ENSCO International, Inc..............................      840        30,030
   Helmerich & Payne, Inc................................      292        13,701
   Patterson-UTI Energy, Inc.............................      997        27,747
   Pride International, Inc.*............................      816        20,971
                                                                      ----------
                                                                          92,449
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 OIL & GAS EXPLORATION -- 1.3%
   Forest Oil Corp.*.......................................     334     $ 14,028
   Newfield Exploration Co.*...............................     698       27,843
   Noble Energy, Inc.......................................     517       39,111
   Pioneer Natural Resources Co............................     817       34,379
   Plains Exploration & Production Co.*....................     465       16,521
   Pogo Producing Co.......................................     359       18,639
                                                                        --------
                                                                         150,521
                                                                        --------
 OIL FIELD MACHINERY & EQUIPMENT -- 0.6%
   Cooper Cameron Corp.*...................................     308       19,111
   FMC Technologies, Inc.*.................................     384       12,276
   Smith International, Inc.*..............................     617       39,304
                                                                        --------
                                                                          70,691
                                                                        --------
 PIPELINES -- 0.5%
   National Fuel Gas Co....................................     458       13,241
   Questar Corp............................................     468       30,841
   Western Gas Resources, Inc..............................     415       14,484
                                                                        --------
                                                                          58,566
                                                                        --------
  TOTAL OIL & GAS ...................................................    372,227
                                                                        --------
REAL ESTATE INVESTMENT TRUSTS -- 1.6%
   AMB Property Corp.......................................     468       20,325
   Developers Diversified Realty Corp......................     607       27,897
   Highwoods Properties, Inc...............................     304        9,047
   Hospitality Properties Trust............................     380       16,747
   Liberty Property Trust..................................     483       21,402
   Mack-Cali Realty Corp...................................     339       15,357
   New Plan Excel Realty Trust.............................     644       17,497
   Regency Centers Corp.*..................................     350       20,020
   United Dominion Realty Trust, Inc.......................     736       17,701
   Weingarten Realty, Inc..................................     500       19,610
                                                                        --------
  TOTAL REAL ESTATE INVESTMENT TRUSTS ...............................    185,602
                                                                        --------
SERVICES -- 6.9%
 ADVERTISING -- 0.2%
   Catalina Marketing Corp.*...............................     294        7,471
   Harte-Hanks, Inc........................................     430       12,784
                                                                        --------
                                                                          20,255
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 BUSINESS SERVICES -- 0.7%
   Certegy, Inc............................................     350     $13,377
   CSG Systems International, Inc.*........................     288       5,466
   Keane, Inc.*............................................     363       4,973
   Kelly Services, Inc. -- Class A.........................     203       5,814
   Korn/Ferry International, Inc.*.........................     220       3,905
   Manpower, Inc...........................................     501      19,930
   MPS Group, Inc.*........................................     573       5,398
   The Dun & Bradstreet Corp.*.............................     405      24,968
                                                                         ------
                                                                         83,831
                                                                         ------
 COMMERCIAL SERVICES -- 0.7%
   Alliance Data Systems Corp.*............................     330      13,385
   ChoicePoint, Inc.*......................................     498      19,945
   Jacobs Engineering Group, Inc.*.........................     313      17,609
   Quanta Services, Inc.*..................................     651       5,729
   Sotheby's Holdings, Inc. -- Class A.....................     353       4,836
   United Rentals, Inc.*...................................     435       8,791
   Valassis Communications, Inc.*..........................     293      10,856
                                                                         ------
                                                                         81,151
                                                                         ------
 EDUCATIONAL SERVICES -- 0.7%
   Career Education Corp.*.................................     574      21,014
   Corinthian Colleges, Inc.*..............................     503       6,423
   DeVry, Inc.*............................................     391       7,781
   Education Management Corp.*.............................     438      14,774
   ITT Educational Services, Inc.*.........................     259      13,836
   Laureate Education, Inc.*...............................     274      13,114
                                                                         ------
                                                                         76,942
                                                                         ------
 INTERNET SERVICES -- 0.5%
   Avocent Corp.*..........................................     284       7,424
   Checkfree Holdings Corp.*...............................     490      16,689
   F5 Networks, Inc.*......................................     205       9,683
   Macromedia, Inc.*.......................................     394      15,059
   RSA Security, Inc.*.....................................     391       4,489
                                                                         ------
                                                                         53,344
                                                                         ------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 MEDICAL & HEALTH SERVICES -- 1.8%
   Apria Healthcare Group, Inc.*...........................     277     $  9,595
   Community Health Systems* ..............................     359       13,567
   Covance, Inc.*..........................................     350       15,705
   Health Net, Inc.*.......................................     618       23,583
   Lifepoint Hospitals, Inc.*..............................     261       13,186
   Lincare Holdings, Inc.*.................................     557       22,748
   Omnicare, Inc...........................................     578       24,525
   PacifiCare Health Systems, Inc.*........................     517       36,939
   Renal Care Group, Inc.*.................................     380       17,518
   Triad Hospitals, Inc.*..................................     480       26,227
   Universal Health Services, Inc. -- Class B..............     324       20,146
                                                                        --------
                                                                         223,739
                                                                        --------
 OIL & GAS FIELD SERVICES -- 0.5%
   Compressor Co.*.........................................     450        5,180
   Tidewater, Inc..........................................     355       13,533
   Weatherford International, Inc.*........................     766       44,412
                                                                        --------
                                                                          63,125
                                                                        --------
 PRINTING & PUBLISHING -- 0.6%
   Banta Corp..............................................     140        6,350
   Lee Enterprises, Inc....................................     255       10,223
   Scholastic Corp.*.......................................     229        8,828
   The Readers Digest Association, Inc.....................     560        9,240
   The Washington Post Co. -- Class B......................      43       35,905
                                                                        --------
                                                                          70,546
                                                                        --------
 SANITARY SERVICES -- 0.4%
   Republic Services, Inc..................................     753       27,116
   Rollins, Inc............................................     210        4,208
   Stericycle, Inc.*.......................................     250       12,580
                                                                        --------
                                                                          43,904
                                                                        --------
 TRANSPORTATION -- 0.7%
   C.H. Robinson Worldwide, Inc............................     477       27,761
   CNF, Inc................................................     292       13,111
   Expeditors International................................     596       29,686
   GATX Corp...............................................     278        9,591
                                                                        --------
                                                                          80,149
                                                                        --------
 VETERINARY HOSPITALS & LABORATORIES -- 0.1%
   VCA Antech, Inc.*.......................................     460       11,155
                                                                        --------
  TOTAL SERVICES ....................................................    808,141
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
TRANSPORTATION -- 0.8%
 AIR TRANSPORTATION -- 0.2%
   Airtran Holdings, Inc.*.................................     480      $ 4,430
   Alaska Air Group, Inc.*.................................     156        4,641
   Jetblue Airways Corp.*..................................     574       11,733
                                                                         -------
                                                                          20,804
                                                                         -------
 MARINE -- 0.2%
   Alexander & Baldwin, Inc................................     238       11,031
   Overseas Shipholding Group, Inc.........................     180       10,737
                                                                         -------
                                                                          21,768
                                                                         -------
 TRUCKING -- 0.4%
   JB Hunt Transport Services, Inc.........................     806       15,556
   Swift Transportation Co., Inc.*.........................     412        9,595
   Werner Enterprises, Inc.................................     325        6,383
   Yellow Roadway Corp.*...................................     310       15,749
                                                                         -------
                                                                          47,283
                                                                         -------
  TOTAL TRANSPORTATION ..............................................     89,855
                                                                         -------
WHOLESALE & RETAIL TRADE -- 5.7%
 MISCELLANEOUS RETAIL STORES -- 0.2%
   99 Cents Only Stores*...................................     386        4,906
   Dollar Tree Stores, Inc.*...............................     698       16,752
                                                                         -------
                                                                          21,658
                                                                         -------
 RETAIL -- AUTOMOBILES -- 0.2%
   CarMax, Inc.*...........................................     627       16,710
   Copart, Inc.*...........................................     501       11,924
                                                                         -------
                                                                          28,634
                                                                         -------
 RETAIL -- COOKWARE, HOME FURNISHINGS -- 0.3%
   Furniture Brands International, Inc.....................     298        6,440
   Pier 1 Imports, Inc.....................................     481        6,825
   Williams-Sonoma, Inc.*..................................     663       26,235
                                                                         -------
                                                                          39,500
                                                                         -------
 RETAIL -- HAIR SALONS -- 0.1%
   Regis Corp..............................................     246        9,614
                                                                         -------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
RETAIL APPAREL & ACCESSORY STORES -- 1.9%
   Abercrombie & Fitch Co. -- Class A......................     516     $ 35,449
   Aeropostale, Inc.*......................................     310       10,416
   American Eagle Outfitters, Inc..........................     822       25,194
   AnnTaylor Stores Corp.*.................................     394        9,566
   Chico's FAS, Inc.*......................................     992       34,006
   Claire's Stores, Inc....................................     596       14,334
   Foot Locker, Inc........................................     920       25,042
   Pacific Sunwear of California, Inc.*....................     421        9,679
   Payless ShoeSource, Inc.*...............................     382        7,334
   Ross Stores, Inc........................................     875       25,296
   Urban Outfitters, Inc.*.................................     355       20,125
                                                                        --------
                                                                         216,441
                                                                        --------
 RETAIL EATING & DRINKING PLACES -- 0.8%
   Applebee's International, Inc...........................     450       11,921
   Bob Evans Farms, Inc....................................     206        4,804
   Brinker International, Inc.*............................     485       19,424
   CBRL Group, Inc.........................................     287       11,153
   Outback Steakhouse, Inc.................................     410       18,548
   Ruby Tuesday, Inc.......................................     388       10,049
   The Cheesecake Factory, Inc.*...........................     483       16,775
                                                                        --------
                                                                          92,674
                                                                        --------
 SPECIALTY RETAIL STORES -- 1.6%
   Advance Auto Parts, Inc.*...............................     410       26,466
   Barnes & Noble, Inc.*...................................     394       15,287
   Borders Group, Inc......................................     419       10,605
   CDW Corp................................................     409       23,350
   Michael's Stores, Inc...................................     756       31,276
   O'Reilly Automotive, Inc.*..............................     630       18,780
   PETsMART, Inc...........................................     814       24,705
   Saks, Inc...............................................     776       14,721
   The Neiman Marcus Group, Inc. --
    Class A................................................     272       26,362
                                                                        --------
                                                                         191,552
                                                                        --------

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
   WHOLESALE -- GROCERIES & RELATED
   PRODUCTS -- 0.4%
    Ruddick Corp. ......................................       268   $     6,842
    Whole Foods Market, Inc. ...........................       371        43,889
                                                                     -----------
                                                                          50,731
                                                                     -----------
   WHOLESALE MISCELLANEOUS -- 0.2%
    Adesa, Inc. ........................................       517        11,255
    BJ's Wholesale Club, Inc.* .........................       388        12,606
                                                                     -----------
                                                                          23,861
                                                                     -----------
  TOTAL WHOLESALE & RETAIL TRADE .................................       674,665
                                                                     -----------
  TOTAL COMMON STOCK
    (Cost $4,626,563).............................................     6,183,859
                                                                     -----------
EXCHANGE TRADED FUNDS -- 47.2%
    iShares S&P MidCap 400 Barra Value Index Fund ......    83,104     5,548,023
                                                                     -----------
  TOTAL EXCHANGE TRADED FUNDS
    (Cost $5,303,603).............................................     5,548,023
                                                                     -----------
SHORT-TERM INVESTMENTS -- 0.1%
    BlackRock Liquidity Funds TempCash Portfolio --
      Institutional Series .............................     5,701         5,701
    BlackRock Liquidity Funds TempFund Portfolio --
      Institutional Series .............................     5,700         5,700
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $11,401) ................................................        11,401
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $9,941,567)+..............................................   $11,743,283
                                                                     ===========

---------------
*  Non-income producing security.
+ The cost for federal income tax purposes was $9,966,672. At June 30, 2005, net unrealized appreciation was $1,776,611. This consisted of aggregate gross unrealized appreciation for all securities, in which there was as excess of market value over tax cost, of $1,951,314, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $174,703.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP MULTI-MANAGER
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005

  (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 98.1%
 AEROSPACE & DEFENSE -- 1.5%
   Armor Holdings, Inc.*.................................     1,400   $   55,454
   DRS Technologies, Inc.................................     6,400      328,192
   Innovative Solutions and Support, Inc.*...............     5,710      191,685
                                                                      ----------
  TOTAL AEROSPACE & DEFENSE .......................................      575,331
                                                                      ----------
 COMMUNICATION & BROADCASTING -- 0.6%
   Cincinnati Bell, Inc.*................................    16,000       68,800
   Hearst-Argyle Television, Inc.........................     6,500      159,250
                                                                      ----------
  TOTAL COMMUNICATION & BROADCASTING ..............................      228,050
                                                                      ----------
 COMPUTER SERVICES -- 4.0%
   Catapult Communications Corp.*........................     3,980       67,899
   Epicor Software Corp.*................................     6,700       88,440
   Foundry Networks, Inc.*...............................    11,000       94,930
   Infospace Inc.*.......................................     4,200      138,306
   MICROS Systems, Inc.*.................................     2,700      120,825
   NETGEAR, Inc.*........................................    13,650      253,890
   Parametric Technology Corp.*..........................    39,780      253,796
   Polycom, Inc.*........................................     8,900      132,699
   Safenet, Inc.*........................................     1,300       44,278
   Sybase, Inc.*.........................................    14,600      267,910
   Transaction Systems Architects, Inc.*.................     4,200      103,446
                                                                      ----------
  TOTAL COMPUTER SERVICES .........................................    1,566,419
                                                                      ----------
 CONSUMER PRODUCTS -- 1.0%
   Fossil, Inc.*.........................................     2,750       62,425
   Tupperware Corp.......................................     8,000      186,960
   Yankee Candle Co., Inc................................     4,900      157,290
                                                                      ----------
  TOTAL CONSUMER PRODUCTS .........................................      406,675
                                                                      ----------
 ELECTRIC, GAS, WATER, & UTILITIES -- 1.2%
   Headwaters, Inc.*.....................................     3,170      108,985
   MGE Energy, Inc.......................................    10,000      363,800
                                                                      ----------
  TOTAL ELECTRIC, GAS, WATER, & UTILITIES .........................      472,785
                                                                      ----------
 ENTERTAINMENT & LEISURE -- 2.8%
   Alliance Gaming Corp.*................................     7,800      109,356
   Boyd Gaming Corp......................................     2,660      136,006
   International Speedway Corp. -- Class A...............     1,600       90,016
   Lions Gate Entertainment Corp.*.......................    20,820      213,613
   Marvel Enterprises, Inc.*.............................     5,500      108,460
   Monarch Casino and Resort, Inc*.......................     4,700      103,588
   Penn National Gaming, Inc.*...........................     8,900      324,850
                                                                      ----------
  TOTAL ENTERTAINMENT & LEISURE ...................................    1,085,889
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
FINANCE & INSURANCE -- 11.6%
 FINANCIAL SERVICES -- 2.1%
   Compucredit Corp.*....................................     4,510   $  154,603
   Euronet Worldwide, Inc.*..............................     4,170      121,222
   National Financial Partners Corp......................     2,760      108,026
   Piper Jaffray Cos., Inc.*.............................     3,000       91,290
   Portfolio Recovery Associates, Inc.*..................     4,900      205,898
   Raymond James Financial, Inc..........................     5,000      141,250
                                                                      ----------
                                                                         822,289
                                                                      ----------
 INSURANCE -- PROPERTY/CASUALTY -- 2.5%
   Affirmative Insurance Holdings, Inc...................     8,000      126,800
   Philadelphia Consolidated Holding Corp.*..............     2,900      245,804
   ProAssurance Corp.*...................................     3,000      125,280
   Selective Insurance Group, Inc........................    10,000      495,500
                                                                      ----------
                                                                         993,384
                                                                      ----------
 SAVINGS, CREDIT, & OTHER FINANCIAL
   INSTITUTIONS -- 2.5%
   Dime Community Bancshares.............................     2,000       30,400
   Nara Bancorp, Inc.....................................     2,900       42,572
   Republic Bancorp, Inc.................................    18,106      271,228
   Washington Federal, Inc...............................    12,900      303,408
   Webster Financial Corp................................     6,700      312,823
                                                                      ----------
                                                                         960,431
                                                                      ----------
 SECURITY & COMMODITY BROKERS, DEALERS,
   & SERVICES -- 0.5%
   Affiliated Managers Group, Inc.*......................     1,300       88,829
   Waddell & Reed Financial, Inc. --
    Class A..............................................     5,500      101,750
                                                                      ----------
                                                                         190,579
                                                                      ----------
 STATE & NATIONAL BANKS -- 4.0%
   Astoria Financial Corp................................    12,500      355,875
   Bank of The Ozarks, Inc...............................     1,800       59,112
   Greater Bay Bancorp...................................     6,000      158,220
   PFF Bancorp, Inc......................................     9,000      272,610
   The Colonial BancGroup, Inc...........................    16,500      363,990
   The South Financial Group, Inc........................     5,400      153,468
   Western Alliance Bancorp*.............................     5,900      149,860
   Wilshire Bancorp, Inc.................................     3,880       55,600
                                                                      ----------
                                                                       1,568,735
                                                                      ----------
  TOTAL FINANCE & INSURANCE .......................................    4,535,418
                                                                      ----------
HEALTHCARE -- 0.4%
 HEALTH CARE PROVIDERS & SERVICES -- 0.3%
   Option Care, Inc......................................     8,795      124,010
                                                                      ----------
 PHARMACEUTICALS -- 0.1%
   ViroPharma, Inc.*.....................................     5,900       41,005
                                                                      ----------
  TOTAL HEALTHCARE ................................................      165,015
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP MULTI-MANAGER
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
INFORMATION TECHNOLOGY -- 1.9%
 APPLICATION SOFTWARE -- 1.0%
   American Reprographics Co.*...........................     9,000   $  144,810
   MapInfo Corp.*........................................     1,850       19,444
   Progress Software Co.*................................     7,000      211,050
   SERENA Software, Inc.*................................       600       11,580
                                                                      ----------
                                                                         386,884
                                                                      ----------
 COMPUTER HARDWARE -- 0.1%
   Rackable Systems, Inc.*...............................     2,900       34,800
                                                                      ----------
 HOME ENTERTAINMENT SOFTWARE -- 0.4%
   Take-Two Interactive Software, Inc.*..................     6,100      155,245
                                                                      ----------
 SYSTEMS SOFTWARE -- 0.4%
   Hyperion Solutions Corp.*.............................     4,180      168,203
                                                                      ----------
  TOTAL INFORMATION TECHNOLOGY ....................................      745,132
                                                                      ----------
MANUFACTURING -- 36.8%
 APPAREL -- 3.0%
   Columbia Sportswear Co.*..............................     3,500      172,865
   Guess, Inc.*..........................................     1,350       22,383
   Oxford Industries, Inc................................     7,700      331,485
   Quicksilver, Inc.*....................................    15,200      242,896
   Skechers U.S.A., Inc. -- Class A*.....................     6,900       98,394
   The Timberland Co. -- Class A*........................     8,200      317,504
                                                                      ----------
                                                                       1,185,527
                                                                      ----------
 BIOTECHNOLOGY -- 0.2%
   Protein Design Labs, Inc.*............................     2,200       44,462
   Telik, Inc.*..........................................     1,400       22,764
                                                                      ----------
                                                                          67,226
                                                                      ----------
 BUILDING -- RESIDENTIAL/COMMERCIAL -- 0.4%
   Hovnanian Enterprises, Inc. -- Class A*...............     2,350      153,220
                                                                      ----------
 BUILDING MATERIALS & COMPONENTS -- 3.2%
   American Woodmark Corp................................     5,350      160,554
   Eagle Materials, Inc..................................     5,000      462,949
   Modine Manufacturing Co...............................     5,100      166,056
   The Genlyte Group, Inc.*..............................     5,200      253,448
   York International Corp...............................     4,700      178,600
                                                                      ----------
                                                                       1,221,607
                                                                      ----------
 CHEMICAL & ALLIED PRODUCTS -- 2.5%
   Airgas, Inc...........................................     3,900       96,213
   Albemarle Corp........................................     5,600      204,232
   Ferro Corp............................................     7,000      139,020
   Georgia Gulf Corp.....................................     7,060      219,213
   Schulman (A.), Inc....................................     8,500      152,065
   UAP Holding Corp......................................     6,500      107,900
   Westlake Chemical Corp................................     3,210       78,645
                                                                      ----------
                                                                         997,288
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 COMPUTERS & OFFICE EQUIPMENT -- 1.8%
   Herman Miller, Inc....................................     3,500   $  107,940
   Komag, Inc.*..........................................     4,570      129,651
   PalmOne, Inc.*........................................     4,100      122,057
   Trident Microsystems, Inc.*...........................     7,500      170,175
   Western Digital Corp.*................................    13,450      180,499
                                                                      ----------
                                                                         710,322
                                                                      ----------
 DIVERSIFIED MANUFACTURING INDUSTRIES -- 0.6%
   Actuant Corp. -- Class A*.............................     2,220      106,427
   Acuity Brands, Inc....................................     2,500       64,225
   Griffon Corp.*........................................     3,000       66,600
                                                                      ----------
                                                                         237,252
                                                                      ----------
 ELECTRONIC COMPONENTS & EQUIPMENT -- 2.5%
   Amphenol Corp. -- Class A.............................     1,790       71,904
   Cohu, Inc.............................................    13,300      266,665
   Dolby Laboratories, Inc. -- Class A*..................     7,710      170,083
   Photronics, Inc.*.....................................     8,600      200,724
   Rofin-Sinar Technologies, Inc.*.......................     5,500      180,400
   Universal Electronics, Inc.*..........................     5,000       82,950
                                                                      ----------
                                                                         972,726
                                                                      ----------
 ELECTRONIC INSTRUMENTS -- 1.5%
   BEI Technologies, Inc.................................     5,200      138,736
   Itron, Inc.*..........................................     2,450      109,466
   Photon Dynamics, Inc.*................................     8,200      169,002
   Trimble Navigation, Ltd.*.............................     3,700      144,189
                                                                      ----------
                                                                         561,393
                                                                      ----------
 ENGINES & TURBINES -- 0.2%
   Briggs & Stratton Corp................................     2,100       72,702
                                                                      ----------
 FARM MACHINERY -- 0.3%
   AGCO Corp.*...........................................     6,300      120,456
                                                                      ----------
 FOOD & BEVERAGE -- 1.4%
   American Italian Pasta Co.............................     5,700      119,814
   J&J Snack Foods Corp..................................     3,500      183,225
   Molson Coors Brewing Co. -- Class B...................     2,000      124,000
   The Boston Beer Co., Inc. -- Class A*.................     5,400      121,176
                                                                      ----------
                                                                         548,215
                                                                      ----------
 FOOTWEAR -- 0.3%
   K-Swiss, Inc. -- Class A..............................     3,500      113,190
                                                                      ----------
 FURNITURE -- 2.9%
   Ethan Allen Interiors, Inc............................     4,100      137,391
   Knoll, Inc............................................    29,500      504,744
   Steelcase, Inc........................................    17,300      239,605
   Tempur-Pedic International Inc.*......................    10,000      221,800
                                                                      ----------
                                                                       1,103,540
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP MULTI-MANAGER
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 GAMES & TOYS -- 0.4%
   RC2 Corp.*............................................     4,200   $  157,794
                                                                      ----------
 GENERAL CONSTRUCTION -- SINGLE HOMES -- 0.3%
   Meritage Homes Corp.*.................................     1,700      135,150
                                                                      ----------
 MEDICAL & DENTAL SUPPLIES -- 0.1%
   Sybron Dental Specialties, Inc.*......................       700       26,334
                                                                      ----------
 MEDICAL EQUIPMENT & SUPPLIES -- 1.0%
   Diagnostic Products Corp..............................     2,750      130,158
   Respironics, Inc.*....................................     5,320      192,105
   STERIS Corp...........................................     3,000       77,310
                                                                      ----------
                                                                         399,573
                                                                      ----------
 MEDICAL PRODUCTS -- 1.7%
   American Medical Systems Holdings, Inc.*..............    10,440      215,586
   Dade Behring Holdings, Inc............................     1,160       75,412
   Mentor Corp...........................................     4,900      203,252
   Mueller Industries, Inc...............................     6,500      176,150
                                                                      ----------
                                                                         670,400
                                                                      ----------
 METAL PRODUCTS -- 2.0%
   Carpenter Technology Corp.............................     2,700      139,860
   Quanex Corp...........................................     6,300      333,963
   Reliance Steel & Aluminum Co..........................     3,700      137,159
   Steel Dynamics, Inc...................................     5,650      148,313
                                                                      ----------
                                                                         759,295
                                                                      ----------
 MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 2.0%
   Cascade Corp..........................................     3,300      142,725
   Gardner Denver, Inc.*.................................     4,500      157,860
   Kennametal, Inc.......................................     2,000       91,700
   Terex Corp.*..........................................     5,780      227,732
   The Manitowoc Co., Inc................................     3,550      145,621
                                                                      ----------
                                                                         765,638
                                                                      ----------
 MISC. MANUFACTURING INDUSTRIES -- 3.2%
   Albany International Corp.............................     5,000      160,550
   DSP Group, Inc.*......................................     8,500      202,895
   HNI Corp..............................................     5,200      265,980
   IDEX Corp.*...........................................     2,700      104,247
   Middleby Corp.*.......................................     1,100       58,146
   Prestige Brands Holdings, Inc.*.......................    18,500      360,749
   The Toro Co...........................................     3,500      135,135
                                                                      ----------
                                                                       1,287,702
                                                                      ----------
 PAPER PRODUCTS -- 0.3%
   Glatfelter............................................    10,000      124,000
                                                                      ----------

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
 PHARMACEUTICAL PREPARATIONS -- 0.5%
   Bio-Rad Laboratories, Inc. -- Class A*...............       700   $    41,447
   KOS Pharmaceuticals, Inc.*...........................     1,500        98,250
   Perrigo Co...........................................     3,500        48,790
                                                                     -----------
                                                                         188,487
                                                                     -----------
 PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.3%
   Datascope Corp.......................................     8,700       290,145
   Edwards Lifesciences Corp.*..........................     2,500       107,550
   Techne Corp.*........................................     2,000        91,820
                                                                     -----------
                                                                         489,515
                                                                     -----------
 SEMICONDUCTORS -- 1.5%
   Cabot Microelectronics Corp.*........................     3,800       110,162
   Leadis Technology, Inc.*.............................     3,100        24,955
   MEMC Electronic Materials, Inc.*.....................     6,100        96,197
   Skyworks Solutions, Inc.*............................    30,000       221,100
   Ultratech, Inc.*.....................................     7,500       137,250
                                                                     -----------
                                                                         589,664
                                                                     -----------
 TELECOMMUNICATIONS EQUIPMENT -- 1.7%
   Applied Innovation, Inc.*............................    31,000       136,710
   CommScope, Inc.*.....................................     4,400        76,604
   Essex Corp.*.........................................     5,700       130,416
   KVH Industries, Inc.*................................    12,500       115,625
   Tekelec*.............................................    12,000       201,600
                                                                     -----------
                                                                         660,955
                                                                     -----------
  TOTAL MANUFACTURING ............................................    14,319,171
                                                                     -----------
OIL & GAS -- 6.5%
 CRUDE PETROLEUM & NATURAL GAS -- 0.3%
   Cabot Oil & Gas Corp.................................     1,100        38,170
   Southwestern Energy Co.*.............................     1,800        84,564
                                                                     -----------
                                                                         122,734
                                                                     -----------
 DRILLING OIL & GAS WELLS -- 1.7%
   Atwood Oceanics, Inc.*...............................     3,300       203,148
   Grey Wolf, Inc.*.....................................    12,200        90,402
   Helmerich & Payne, Inc...............................     8,100       380,052
                                                                     -----------
                                                                         673,602
                                                                     -----------
 OIL & GAS EXPLORATION -- 3.1%
   Cimarex Energy Co.*..................................     6,000       233,460
   Houston Exploration Co.*.............................     3,700       196,285
   Remington Oil & Gas Corp.*...........................     4,500       160,650
   Unit Corp.*..........................................     8,180       360,002
   W&T Offshore, Inc.*..................................    10,700       257,549
                                                                     -----------
                                                                       1,207,946
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP MULTI-MANAGER
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 OIL FIELD MACHINERY & EQUIPMENT -- 1.4%
   Hydril Co.*...........................................     2,400   $  130,440
   Lone Star Technologies, Inc.*.........................     2,900      131,950
   Maverick Tube Corp.*..................................     7,100      211,580
   Oil States International, Inc.*.......................     3,000       75,510
                                                                      ----------
                                                                         549,480
                                                                      ----------
  TOTAL OIL & GAS .................................................    2,553,762
                                                                      ----------
REAL ESTATE -- 0.4%
   Trammell Crow Co.*....................................     6,900      167,256
                                                                      ----------
  TOTAL REAL ESTATE ...............................................      167,256
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS -- 2.2%
   Brandywine Realty Trust...............................     5,000      153,250
   CBL & Associates, Inc.................................     4,600      198,122
   Reckson Associates Realty Corp........................     5,500      184,525
   Washington Real Estate Investment Trust...............     4,900      152,880
   Weingarten Realty, Inc................................     3,900      152,958
                                                                      ----------
  TOTAL REAL ESTATE INVESTMENT TRUSTS .............................      841,735
                                                                      ----------
SERVICES -- 13.7%
 BUSINESS SERVICES -- 2.1%
   CRA International*....................................     2,900      156,165
   Kenexa Corp.*.........................................     3,300       43,560
   Labor Ready, Inc.*....................................    20,390      475,290
   Ventiv Health, Inc.*..................................     6,300      121,464
                                                                      ----------
                                                                         796,479
                                                                      ----------
 CASINO SERVICES -- 0.3%
   Scientific Games Corp.*...............................     4,860      130,880
                                                                      ----------
 COMMERCIAL SERVICES -- 0.6%
   Sotheby's Holdings, Inc. -- Class A*..................     6,600       90,420
   Steiner Leisure Ltd.*.................................     1,520       56,346
   The Shaw Group, Inc.*.................................     3,600       77,436
                                                                      ----------
                                                                         224,202
                                                                      ----------
 EDUCATIONAL SERVICES -- 0.4%
   ITT Educational Services, Inc.*.......................     2,950      157,589
   Leapfrog Enterprises, Inc.*...........................     1,000       11,300
                                                                      ----------
                                                                         168,889
                                                                      ----------
 INTERNET SERVICES -- 1.2%
   Coinstar, Inc.*.......................................     5,570      126,383
   Proquest Co.*.........................................     1,900       62,301
   Secure Computing Corp.*...............................    13,600      147,968
   Websense, Inc.*.......................................     2,500      120,125
                                                                      ----------
                                                                         456,777
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 MEDICAL & HEALTH SERVICES -- 4.9%
   AMERIGROUP Corp.*.....................................     5,600   $  225,120
   Apria Healthcare Group, Inc.*.........................     5,560      192,598
   Centene Corp.*........................................     9,480      318,338
   Dendrite International, Inc.*.........................     8,500      117,300
   Lifepoint Hospitals, Inc.*............................     8,711      440,080
   PacifiCare Health Systems, Inc.*......................     2,500      178,625
   Radiation Therapy Services, Inc.*.....................     1,800       47,790
   Sierra Health Services, Inc.*.........................     5,600      400,176
                                                                      ----------
                                                                       1,920,027
                                                                      ----------
 OIL & GAS FIELD SERVICES -- 1.6%
   Cal Dive International, Inc.*.........................     7,150      374,446
   Tidewater, Inc........................................     6,500      247,780
                                                                      ----------
                                                                         622,226
                                                                      ----------
 SANITARY SERVICES -- 0.7%
   Metal Management, Inc.................................     3,350       64,823
   Rollins, Inc..........................................     4,245       85,070
   Waste Connections, Inc................................     3,690      137,600
                                                                      ----------
                                                                         287,493
                                                                      ----------
 TELECOMMUNICATIONS SERVICES -- 0.9%
   Carrier Access Corp.*.................................    16,000       77,120
   Novatel Wireless, Inc.*...............................     8,750      109,113
   SBA Communications Corp. -- Class A*..................     4,100       55,350
   UbiquiTel, Inc.*......................................    11,500       93,840
                                                                      ----------
                                                                         335,423
                                                                      ----------
 TRANSPORTATION -- 1.0%
   Arkansas Best Corp....................................       700       22,267
   Hub Group, Inc. -- Class A*...........................     7,200      180,360
   Old Dominion Freight Line, Inc.*......................     1,700       45,611
   Pacer International, Inc.*............................     6,600      143,814
                                                                      ----------
                                                                         392,052
                                                                      ----------
  TOTAL SERVICES ..................................................    5,334,448
                                                                      ----------
TELECOMMUNICATION SERVICES -- 0.1%
 DIVERSIFIED TELECOM SERVICES -- 0.1%
   Premiere Global Services, Inc.*.......................     2,400       27,096
                                                                      ----------
  TOTAL TELECOMMUNICATION SERVICES ................................       27,096
                                                                      ----------
TRANSPORTATION -- 1.6%
 AIR TRANSPORTATION -- 0.2%
   AirTran Holdings, Inc.*...............................     9,900       91,377
                                                                      ----------
 RAILROADS -- 0.3%
   Genesee & Wyoming, Inc.*..............................     3,700      100,677
                                                                      ----------
 TRANSPORTATION- SHIPPING -- 0.4%
   General Maritime Corp.................................     3,600      152,640
                                                                      ----------
 TRUCKING -- 0.7%
   Yellow Roadway Corp.*.................................     5,396      274,117
                                                                      ----------
  TOTAL TRANSPORTATION ............................................      618,811
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP MULTI-MANAGER
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
WHOLESALE & RETAIL TRADE -- 11.8%
 RETAIL -- HAIR SALONS -- 0.3%
   Regis Corp............................................     2,500   $   97,700
                                                                      ----------
 RETAIL -- MAIL ORDER -- 0.8%
   J. Jill Group, Inc.*..................................     3,500       48,125
   MSC Industrial Direct Co., Inc........................     7,360      248,400
                                                                      ----------
                                                                         296,525
                                                                      ----------
 RETAIL APPAREL & ACCESSORY STORES -- 4.6%
   Abercrombie & Fitch Co. -- Class A....................     7,600      522,119
   Aeropostale, Inc.*....................................     5,320      178,752
   AnnTaylor Stores Corp.*...............................     6,700      162,676
   Foot Locker, Inc......................................    10,500      285,810
   New York & Co., Inc.*.................................     8,200      172,692
   The Children's Place Retail Stores, Inc.*.............     2,300      107,341
   The Men's Wearhouse, Inc.*............................     6,270      215,876
   The Stride Rite Corp..................................    11,700      161,343
   Too, Inc.*............................................        50        1,169
                                                                      ----------
                                                                       1,807,778
                                                                      ----------
 RETAIL EATING & DRINKING PLACES -- 1.9%
   CBRL Group, Inc.......................................     2,300       89,378
   CEC Entertainment, Inc.*..............................     7,000      294,630
   Jack in the Box, Inc.*................................     3,800      144,096
   Ruby Tuesday, Inc.....................................     4,700      121,730
   Sonic Corp.*..........................................     3,300      100,749
                                                                      ----------
                                                                         750,583
                                                                      ----------
 RETAIL MERCHANDISING -- 0.4%
   Big 5 Sporting Goods Corp.............................     3,460       98,195
   The Pantry, Inc.*.....................................     1,500       58,095
                                                                      ----------
                                                                         156,290
                                                                      ----------

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
   SPECIALTY RETAIL STORES -- 2.4%
    Barnes & Noble, Inc.* .............................      8,400   $   325,919
    Blockbuster, Inc. -- Class A ......................     16,000       145,920
    Dick's Sporting Goods, Inc.* ......................      4,700       181,373
    Guitar Center, Inc.* ..............................      4,950       288,932
                                                                     -----------
                                                                         942,144
                                                                     -----------
   WHOLESALE -- INDUSTRIAL SUPPLIES -- 0.5%
    Wesco International, Inc.* ........................      6,150       192,987
                                                                     -----------
   WHOLESALE MISCELLANEOUS -- 0.9%
    BJ's Wholesale Club, Inc.* ........................      6,200       201,438
    Owens & Minor, Inc. ...............................      4,870       157,545
                                                                     -----------
                                                                         358,983
                                                                     -----------
  TOTAL  WHOLESALE & RETAIL TRADE ................................     4,602,990
                                                                     -----------
  TOTAL COMMON STOCK
   (Cost $32,062,537) ............................................    38,245,983
                                                                     -----------
SHORT-TERM INVESTMENTS -- 1.9%
    BlackRock Liquidity Funds TempCash Portfolio --
      Institutional Series ............................    377,069       377,069
    BlackRock Liquidity Funds TempFund Portfolio --
      Institutional Series ............................    377,069       377,069
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $754,138) ...............................................       754,138
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $32,816,675)+.............................................   $39,000,121
                                                                     ===========

---------------
*  Non-income producing security.
+ The cost for federal income tax purposes was $32,847,393. At June 30, 2005, net unrealized appreciation was $6,152,728. This consisted of aggregate gross unrealized appreciation for all securities, in which there was as excess of market value over tax cost, of $7,190,790, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $1,038,062.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005

  (Showing Percentage of Total Investments)
================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
COMMON STOCK -- 79.5%
 AEROSPACE & DEFENSE -- 1.8%
    AAR Corp.* ............................................      792    $ 12,442
    Armor Holdings, Inc.* .................................      724      28,678
    Curtiss Wright Corp. ..................................      469      25,303
    DRS Technologies, Inc. ................................      593      30,409
    EDO Corp. .............................................      437      13,071
    Engineered Support Systems, Inc. ......................      871      31,208
    Esterline Technologies Corp.* .........................      534      21,403
    Gencorp, Inc. .........................................    1,155      22,245
    Kaman Corp. -- Class A ................................      581      10,481
    Moog, Inc. -- Class A* ................................      827      26,042
    Teledyne Technologies, Inc.* ..........................      714      23,262
    Triumph Group, Inc.* ..................................      349      12,131
                                                                        --------
  TOTAL AEROSPACE & DEFENSE  ........................................    256,675
                                                                        --------
 COMMUNICATION & BROADCASTING -- 0.3%
    4Kids Entertainment, Inc.* ............................      334       6,640
    General Communication, Inc.
      -- Class A*..........................................    1,266      12,495
    j2 Global Communications, Inc.* .......................      514      17,703
                                                                        --------
  TOTAL COMMUNICATION & BROADCASTING ................................     36,838
                                                                        --------
 COMPUTER SERVICES -- 1.7%
    Agilysys, Inc. ........................................      626       9,828
    Altiris, Inc.* ........................................      585       8,588
    ANSYS, Inc.* ..........................................      680      24,147
    Black Box Corp. .......................................      379      13,417
    CACI International, Inc. -- Class A* ..................      639      40,358
    Carreker Corp.* .......................................      680       3,726
    Catapult Communications Corp.* ........................      319       5,442
    CIBER, Inc.* ..........................................    1,361      10,861
    DIGI International, Inc.* .............................      538       6,381
    FactSet Research Systems, Inc. ........................      859      30,787
    Manhattan Associates, Inc.* ...........................      658      12,640
    MICROS Systems, Inc.* .................................      806      36,069
    NETGEAR, Inc.* ........................................      600      11,160
    NYFIX, Inc.* ..........................................      911       5,384
    Phoenix Technologies Ltd.* ............................      395       3,073
    Radiant Systems, Inc.* ................................      712       8,117
    Radisys Corp.* ........................................      488       7,881
    TALX Corp. ............................................      497      14,368
                                                                        --------
  TOTAL COMPUTER SERVICES ...........................................    252,227
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 CONSUMER PRODUCTS -- 0.9%
    Action Performance Cos., Inc. .........................      472    $  4,163
    Fossil, Inc.* .........................................    1,308      29,692
    National Presto Industries, Inc. ......................      119       5,244
    Nature's Sunshine Products, Inc. ......................      334       5,825
    NBTY, Inc.* ...........................................    1,457      37,794
    Russ Berrie & Co., Inc. ...............................      453       5,803
    Spectrum Brands, Inc.* ................................      957      31,581
    WD-40 Co. .............................................      361      10,083
                                                                        --------
  TOTAL CONSUMER PRODUCTS ...........................................    130,185
                                                                        --------
 ELECTRIC, GAS, WATER, & UTILITIES -- 4.0%
    ALLETE, Inc. ..........................................      645      32,186
    Amcol International Corp. .............................      640      12,026
    American States Water Co. .............................      315       9,252
    Atmos Energy Corp. ....................................    1,759      50,659
    Avista Corp. ..........................................    1,050      19,520
    Cascade Natural Gas Corp. .............................      181       3,711
    Central Vermont Public Service Corp. ..................      314       5,809
    CH Energy Group, Inc. .................................      346      16,826
    Cleco Corp. ...........................................    1,067      23,015
    El Paso Electric Co.* .................................    1,032      21,104
    Green Mountain Power Corp. ............................      144       4,297
    Headwaters, Inc.* .....................................      865      29,739
    Massey Energy Co. .....................................    1,744      65,783
    New Jersey Resources Corp. ............................      606      29,240
    Northwest Natural Gas Co. .............................      598      22,868
    Piedmont Natural Gas Co. ..............................    1,773      42,587
    Southern Union Co.* ...................................    2,199      53,984
    Southwest Gas Corp. ...................................      785      20,025
    The Laclede Group, Inc. ...............................      457      14,514
    UGI Corp. .............................................    2,324      64,839
    UIL Holdings Corp. ....................................      318      17,112
    Unisource Energy Corp. ................................      746      22,940
                                                                        --------
  TOTAL ELECTRIC, GAS, WATER, & UTILITIES ...........................    582,036
                                                                        --------
 ENTERTAINMENT & LEISURE -- 0.4%
    Argosy Gaming Co.* ....................................      642      29,924
    Bally Total Fitness Holding Corp.* ....................      346       1,121
    Multimedia Games, Inc.* ...............................      710       7,817
    Pinnacle Entertainment, Inc.* .........................      865      16,919
                                                                        --------
  TOTAL ENTERTAINMENT & LEISURE .....................................     55,781
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 FARMING & AGRICULTURE -- 0.1%
    Delta & Pine Land Co. .................................     843     $ 21,126
                                                                        --------
  TOTAL FARMING & AGRICULTURE .......................................     21,126
                                                                        --------
 FINANCE & INSURANCE -- 9.0%
   FINANCIAL SERVICES -- 0.4%
    Financial Federal Corp. ...............................     381       14,722
    Piper Jaffray Cos., Inc.* .............................     436       13,267
    Sterling Financial Corp.* .............................     498       18,625
    SWS Group, Inc. .......................................     303        5,206
    World Acceptance Corp.* ...............................     410       12,321
                                                                        --------
                                                                          64,141
                                                                        --------
   INSURANCE -- PROPERTY/CASUALTY -- 1.5%
    Infinity Property & Casual Corp. ......................     464       16,184
    LandAmerica Financial Group, Inc. .....................     443       26,301
    Philadelphia Consolidated
      Holding Corp.*.......................................     484       41,025
    ProAssurance Corp.* ...................................     637       26,601
    RLI Corp. .............................................     552       24,619
    SCPIE Holdings, Inc.* .................................      85          968
    Selective Insurance Group, Inc. .......................     604       29,928
    Stewart Information Services Corp. ....................     472       19,824
    Zenith National Insurance Corp. .......................     419       28,433
                                                                        --------
                                                                         213,883
                                                                        --------
   INSURANCE CARRIERS -- 0.7%
    Delphi Financial Group, Inc.
      -- Class A...........................................     691       30,508
    Hilb, Rogal & Hamilton Co. ............................     783       26,935
    Presidential Life Corp. ...............................     639       10,933
    UICI ..................................................     995       29,621
                                                                        --------
                                                                          97,997
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   SAVINGS, CREDIT, & OTHER FINANCIAL
    INSTITUTIONS -- 3.8%
    Anchor Bancorp Wisconsin, Inc. ........................      504    $ 15,251
    BankAtlantic Bancorp, Inc. -- Class A .................    1,301      24,654
    BankUnited Financial Corp. -- Class A .................      658      17,792
    Boston Private Financial Holdings, Inc. ...............      601      15,145
    Brookline Bancorp, Inc. ...............................    1,289      20,959
    Central Pacific Financial Corp. .......................      600      21,360
    Chittenden Corp. ......................................    1,010      27,472
    Commercial Federal Corp. ..............................      855      28,796
    Community Bank Systems, Inc. ..........................      670      16,341
    Dime Community Bancshares .............................      812      12,342
    Downey Financial Corp. ................................      541      39,602
    First Midwest Bancorp, Inc. ...........................    1,091      38,370
    FirstFed Financial Corp.* .............................      359      21,400
    Flagstar Bancorp, Inc. ................................    1,065      20,160
    Fremont General Corp. .................................    1,679      40,851
    Gold Banc Corp., Inc. .................................      876      12,746
    iPayment Holdings, Inc.* ..............................      300      10,956
    Irwin Financial Corp. .................................      620      13,758
    MAF Bancorp, Inc. .....................................      730      31,120
    Nara Bancorp, Inc. ....................................      440       6,459
    PrivateBancorp, Inc. ..................................      445      15,744
    Republic Bancorp, Inc. ................................    1,534      22,979
    Sterling Bancshares, Inc. .............................      983      15,295
    Whitney Holdings Corp. ................................    1,374      44,835
    Wintrust Financial Corp. ..............................      471      24,657
                                                                        --------
                                                                         559,044
                                                                        --------
   SECURITY & COMMODITY BROKERS, DEALERS,
    & SERVICES -- 0.1%
    Investment Technology Group, Inc.* ....................      914      19,212
                                                                        --------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   STATE & NATIONAL BANKS -- 2.5%
    Amegy Bancorporation, Inc. ..........................    1,523    $   34,085
    East West Bancorp, Inc. .............................    1,140        38,293
    First Bancorp .......................................      881        35,372
    First Republic Bank .................................      534        18,866
    Hudson United Bankcorp ..............................      981        35,414
    Provident Bankshares Corp. ..........................      722        23,039
    Susquehanna Bancshares, Inc. ........................    1,011        24,860
    The South Financial Group, Inc. .....................    1,646        46,780
    TrustCo Bank Corp. NY ...............................    1,616        21,105
    UCBH Holdings, Inc. .................................    1,984        32,220
    Umpqua Holdings Corp. ...............................      971        22,857
    United Bankshares, Inc. .............................      939        33,438
                                                                      ----------
                                                                         366,329
                                                                      ----------
  TOTAL FINANCE & INSURANCE .......................................    1,320,606
                                                                      ----------
 HEALTHCARE -- 0.3%
    Amedisys, Inc.* .....................................      366        13,461
    Gentiva Health Services, Inc.* ......................      525         9,377
    LCA-Vision, Inc. ....................................      440        21,322
                                                                      ----------
  TOTAL HEALTHCARE ................................................       44,160
                                                                      ----------
 HOTELS & MOTELS -- 0.3%
    Aztar Corp.* ........................................      754        25,824
    The Marcus Corp. ....................................      657        13,942
                                                                      ----------
  TOTAL HOTELS & MOTELS ...........................................       39,766
                                                                      ----------
 INFORMATION TECHNOLOGY -- 2.0%
   APPLICATION SOFTWARE -- 0.6%
    EPIQ Systems, Inc.* .................................      460         7,526
    MapInfo Corp.* ......................................      343         3,605
    MRO Software, Inc.* .................................      545         7,962
    Napster, Inc.* ......................................      981         4,120
    Pinnacle Systems, Inc.* .............................    1,720         9,460
    Progress Software Co.* ..............................      785        23,668
    SERENA Software, Inc.* ..............................      809        15,614
    SS&C Technologies, Inc. .............................      300         9,504
                                                                      ----------
                                                                          81,459
                                                                      ----------
   COMPUTER STORAGE/PERIPHERALS -- 0.1%
    Adaptec, Inc.* ......................................    2,417         9,378
                                                                      ----------
   HOME ENTERTAINMENT SOFTWARE -- 0.4%
    Take-Two Interactive Software, Inc.* ................    1,474        37,513
    THQ, Inc.* ..........................................      848        24,821
                                                                      ----------
                                                                          62,334
                                                                      ----------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   IT CONSULTING & SERVICES -- 0.1%
    Insight Enterprises, Inc.* ............................    1,062    $ 21,431
                                                                        --------
   SERVICES -- DATA PROCESSING -- 0.2%
    Kronos, Inc.* .........................................      727      29,364
                                                                        --------
   SYSTEMS SOFTWARE -- 0.6%
    Avid Technology, Inc.* ................................      779      41,504
    Hyperion Solutions Corp.* .............................      848      34,124
    JDA Software Group, Inc.* .............................      636       7,238
    SPSS, Inc.* ...........................................      386       7,415
                                                                        --------
                                                                          90,281
                                                                        --------
  TOTAL INFORMATION TECHNOLOGY ......................................    294,247
                                                                        --------
 MANUFACTURING -- 28.6%
   APPAREL -- 0.9%
    Ashworth, Inc.* .......................................      339       3,054
    Haggar Corp. ..........................................       93       1,893
    Kellwood Co. ..........................................      601      16,167
    OshKosh B'Gosh, Inc. -- Class A .......................      256       6,653
    Oxford Industries, Inc. ...............................      364      15,670
    Phillips-Van Heusen Corp. .............................      675      22,066
    Quicksilver, Inc.* ....................................    2,638      42,155
    Russell Corp. .........................................      711      14,540
    The Gymboree Corp.* ...................................      673       9,193
                                                                        --------
                                                                         131,391
                                                                        --------
   ATHLETIC EQUIPMENT -- 0.1%
    K2, Inc.* .............................................    1,085      13,758
                                                                        --------
   AUTO PARTS & EQUIPMENT -- 0.2%
    Midas, Inc.* ..........................................      389       8,947
    Standard Motor Products, Inc. .........................      321       4,237
    Superior Industries International, Inc. ...............      535      12,680
                                                                        --------
                                                                          25,864
                                                                        --------
   BIOTECHNOLOGY -- 0.2%
    Arqule, Inc.* .........................................      956       6,195
    Cambrex Corp. .........................................      574      10,935
    Cryolife, Inc.* .......................................      576       4,470
    Enzo Biochem, Inc.* ...................................      703      12,605
                                                                        --------
                                                                          34,205
                                                                        --------
   BUILDING -- RESIDENTIAL/COMMERCIAL -- 0.2%
    Winnebago Industries, Inc. ............................      735      24,071
                                                                        --------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   BUILDING MATERIALS & COMPONENTS -- 1.3%
    Apogee Enterprises, Inc. ..............................      593    $  9,114
    ElkCorp. ..............................................      436      12,448
    Florida Rock Industries, Inc. .........................      832      61,026
    Lennox International, Inc. ............................    1,310      27,733
    Simpson Manufacturing Company, Inc. ...................    1,040      31,772
    Texas Industries, Inc. ................................      473      26,597
    Universal Forest Products, Inc. .......................      393      16,290
                                                                        --------
                                                                         184,980
                                                                        --------
   CHEMICAL & ALLIED PRODUCTS -- 0.9%
    Arch Chemicals, Inc. ..................................      512      12,780
    Fuller, (H.B.) Co. ....................................      625      21,288
    Georgia Gulf Corp. ....................................      778      24,157
    MacDermid, Inc. .......................................      660      20,566
    OM Group, Inc.* .......................................      617      15,234
    Omnova Solutions, Inc.* ...............................    1,067       4,972
    Penford Corp. .........................................      211       3,376
    PolyOne Corp.* ........................................    1,994      13,200
    Quaker Chemical Corp. .................................      149       2,600
    Schulman (A.), Inc. ...................................      665      11,897
    Wellman, Inc. .........................................      695       7,082
                                                                        --------
                                                                         137,152
                                                                        --------
   COMPUTERS & OFFICE EQUIPMENT -- 0.6%
    Global Imaging Systems, Inc.* .........................      504      16,057
    Hutchinson Technology, Inc.* ..........................      572      22,028
    Imagistics International, Inc.* .......................      357       9,996
    Mercury Computer Systems, Inc.* .......................      463      12,672
    MTS Systems Corp. .....................................      445      14,943
    Park Electrochemical Corp. ............................      483      12,172
                                                                        --------
                                                                          87,868
                                                                        --------
   CONTAINERS & PACKAGING -- 0.3%
    AptarGroup, Inc. ......................................      777      39,472
    Chesapeake Corp. ......................................      425       8,900
                                                                        --------
                                                                          48,372
                                                                        --------
   DIVERSIFIED -- INDUSTRIAL PRODUCTS -- 0.3%
    Ceradyne, Inc.* .......................................      535      12,877
    Clarcor, Inc. .........................................    1,116      32,643
                                                                        --------
                                                                          45,520
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   DIVERSIFIED MANUFACTURING INDUSTRIES -- 1.2%
    Acuity Brands, Inc. ...................................      926    $ 23,789
    Barnes Group, Inc. ....................................      509      16,848
    Griffon Corp.* ........................................      642      14,252
    Lydall, Inc.* .........................................      439       3,784
    Roper Industries, Inc. ................................      960      68,514
    Smith, (A.O.) Corp. ...................................      643      17,175
    Standex International Corp. ...........................      268       7,614
    Tredegar Industries Corp. .............................      839      13,088
                                                                        --------
                                                                         165,064
                                                                        --------
   ELECTRONIC COMPONENTS & EQUIPMENT -- 2.3%
    Aeroflex, Inc.* .......................................    1,620      13,608
    Anixter International, Inc.* ..........................      815      30,294
    Artesyn Technologies, Inc.* ...........................      856       7,447
    Baldor Electric Co. ...................................      720      17,510
    Bel Fuse, Inc. -- Class B .............................      278       8,496
    Belden CDT, Inc. ......................................    1,022      21,666
    Benchmark Electronics, Inc.* ..........................      899      27,348
    Coherent, Inc.* .......................................      661      23,803
    Cohu, Inc. ............................................      471       9,444
    CTS Corp. .............................................      787       9,672
    Cubic Corp. ...........................................      579      10,271
    Cymer, Inc.* ..........................................      808      21,291
    Daktronics, Inc. ......................................      414       8,284
    Dionex Corp.* .........................................      455      19,843
    Electro Scientific Industries, Inc.* ..................      616      11,014
    Kopin Corp.* ..........................................    1,526       7,783
    Littelfuse, Inc.* .....................................      484      13,479
    Magnetek, Inc.* .......................................      352         905
    Methode Electronics, Inc. -- Class A ..................      666       7,905
    Photronics, Inc.* .....................................      713      16,641
    Planar Systems, Inc.* .................................      418       3,072
    Rogers Corp.* .........................................      364      14,760
    SBS Technologies, Inc.* ...............................      416       3,860
    Technitrol, Inc. ......................................      886      12,519
    Veeco Instruments, Inc.* ..............................      651      10,598
                                                                        --------
                                                                         331,513
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   ELECTRONIC INSTRUMENTS -- 1.3%
    BEI Technologies, Inc. ................................      275    $  7,337
    FEI Co.* ..............................................      724      16,514
    FLIR Systems, Inc.* ...................................    1,586      47,326
    Itron, Inc.* ..........................................      462      20,642
    Keithley Instruments, Inc. ............................      272       4,192
    Photon Dynamics, Inc.* ................................      307       6,327
    Trimble Navigation, Ltd.* .............................    1,129      43,997
    Watts Water Technologies, Inc.
      -- Class A...........................................      703      23,543
    Woodward Governor Co. .................................      248      20,839
    X-Rite, Inc. ..........................................      522       6,008
                                                                        --------
                                                                         196,725
                                                                        --------
   ENGINES & TURBINES -- 0.3%
    Briggs & Stratton Corp. ...............................    1,189      41,163
                                                                        --------
   FARM MACHINERY -- 0.0%
    Lindsay Manufacturing Co. .............................      203       4,787
                                                                        --------
   FOOD & BEVERAGE -- 1.2%
    American Italian Pasta Co. ............................      392       8,240
    Corn Products International, Inc. .....................    1,693      40,226
    Flowers Foods, Inc. ...................................      849      30,021
    Hain Celestial Group, Inc.* ...........................      796      15,522
    J&J Snack Foods Corp. .................................      195      10,208
    Lance, Inc. ...........................................      646      11,118
    Peet's Coffee & Tea, Inc.* ............................      200       6,608
    Ralcorp Holdings, Inc.* ...............................      636      26,171
    Sanderson Farms, Inc. .................................      353      16,040
    Treehouse Foods, Inc.* ................................      400      11,404
                                                                        --------
                                                                         175,558
                                                                        --------
   FOOTWEAR -- 0.4%
    K-Swiss, Inc. -- Class A ..............................      750      24,255
    Wolverine World Wide, Inc. ............................    1,245      29,892
                                                                        --------
                                                                          54,147
                                                                        --------
   FURNITURE -- 0.3%
    Bassett Furniture Industries, Inc. ....................      183       3,451
    Ethan Allen Interiors, Inc. ...........................      786      26,339
    La-Z-Boy Chair Co. ....................................    1,135      16,537
                                                                        --------
                                                                          46,327
                                                                        --------
   GENERAL CONSTRUCTION -- SINGLE HOMES -- 1.9%
    M.D.C. Holdings, Inc. .................................      827      68,020
    Meritage Homes Corp.* .................................      559      44,441
    NVR, Inc.* ............................................      121      98,009
    Skyline Corp. .........................................      149       5,950
    Standard Pacific Corp. ................................      728      64,027
                                                                        --------
                                                                         280,447
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   HOUSEHOLD APPLIANCES -- 0.1%
    Applica, Inc.* ........................................      266    $    859
    Sonic Solutions* ......................................      575      10,695
                                                                        --------
                                                                          11,554
                                                                        --------
   HOUSEWARES -- 0.0%
    Libbey, Inc. ..........................................      303       4,790
                                                                        --------
   INDUSTRIAL MACHINERY -- 0.1%
    Applied Industrial Technologies, Inc. .................      647      20,892
                                                                        --------
   LUMBER & WOOD PRODUCTS -- 0.1%
    Deltic Timber Corp. ...................................      267      10,154
                                                                        --------
   MACHINE TOOLS -- 0.0%
    Milacron, Inc.* .......................................      681       1,287
                                                                        --------
   MACHINERY & HEAVY EQUIPMENT -- 0.3%
    Astec Industries, Inc.* ...............................      485      11,247
    JLG Industries, Inc. ..................................    1,146      31,492
                                                                        --------
                                                                          42,739
                                                                        --------
   MANUFACTURED HOMES -- 0.1%
    Champion Enterprises, Inc.* ...........................    1,558      15,487
                                                                        --------
   MEDICAL & DENTAL SUPPLIES -- 0.6%
    Medicis Pharmaceutical Corp.
      -- Class A...........................................    1,281      40,646
    Merit Medical Systems, Inc.* ..........................      575       8,861
    Sybron Dental Specialties, Inc.* ......................      917      34,498
                                                                        --------
                                                                          84,005
                                                                        --------
   MEDICAL EQUIPMENT & SUPPLIES -- 1.1%
    Advanced Neuromodulation Systems,
      Inc.*................................................      500      19,840
    Diagnostic Products Corp. .............................      636      30,102
    ResMed, Inc.* .........................................      740      48,833
    Respironics, Inc.* ....................................    1,530      55,248
                                                                        --------
                                                                         154,023
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   MEDICAL PRODUCTS -- 2.6%
    American Medical Systems Holdings,
      Inc.*................................................    1,474    $ 30,438
    Biolase Technology Corp. ..............................      402       2,541
    Bradley Pharmamaceutical, Inc.* .......................      400       4,300
    Cyberonics, Inc.* .....................................      521      22,606
    DJ Orthopedics, Inc.* .................................      470      12,892
    Haemonetics Corp.* ....................................      551      22,393
    Hologic, Inc.* ........................................      449      17,848
    ICU Medical, Inc.* ....................................      296       9,522
    Immucor, Inc.* ........................................      979      28,342
    Integra LifeSciences Holdings* ........................      565      16,498
    Invacare Corp. ........................................      684      30,342
    Kensey Nash Corp.* ....................................      250       7,560
    Mentor Corp. ..........................................      806      33,433
    Mueller Industries, Inc. ..............................      790      21,409
    Osteotech, Inc.* ......................................      363       1,336
    PolyMedica Corp. ......................................      599      21,360
    Possis Medical, Inc.* .................................      258       2,614
    The Cooper Cos., Inc. .................................      991      60,312
    Theragenics Corp.* ....................................      937       3,017
    Viasys Healthcare, Inc.* ..............................      680      15,361
    Vital Signs, Inc. .....................................      244      10,570
                                                                        --------
                                                                         374,694
                                                                        --------
   METAL FABRICATION -- 0.7%
    Commercial Metals Co. .................................    1,277      30,418
    Kaydon Corp. ..........................................      613      17,072
    The Timken Co. ........................................    2,069      47,794
    Wolverine Tube, Inc.* .................................      199       1,168
                                                                        --------
                                                                          96,452
                                                                        --------
   METAL PRODUCTS -- 0.9%
    Brush Engineered Materials, Inc.* .....................      467       6,659
    Carpenter Technology Corp. ............................      524      27,143
    Castle (A.M.) & Co.* ..................................      410       6,339
    Material Sciences Corp.* ..............................      229       3,334
    Quanex Corp. ..........................................      582      30,852
    Reliance Steel & Aluminum Co. .........................      710      26,320
    RTI International Metals, Inc.* .......................      524      16,459
    Ryerson Tull, Inc. ....................................      614       8,762
    Steel Technologies, Inc. ..............................      283       4,783
                                                                        --------
                                                                         130,651
                                                                        --------
   MISC. ELECTRICAL MACHINERY, EQUIPMENT,
    & SUPPLIES -- 0.1%
    Regal-Beloit Corp. ....................................      667      19,450
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   MISC. INDUSTRIAL MACHINERY
    & EQUIPMENT -- 0.7%
    Cognex Corp. ..........................................    1,001    $ 26,216
    Gardner Denver, Inc.* .................................      434      15,225
    Robbins & Myers, Inc. .................................      360       7,744
    Stewart & Stevenson Services, Inc. ....................      624      14,140
    The Manitowoc Co., Inc. ...............................      643      26,376
    Thomas Industries, Inc. ...............................      386      15,425
                                                                        --------
                                                                         105,126
                                                                        --------
   MISC. MANUFACTURING INDUSTRIES -- 2.7%
    Advanced Energy Industries* ...........................      813       6,390
    Albany International Corp. ............................      694      22,284
    Aleris International, Inc.* ...........................      628      14,161
    Brady Corp. -- Class A ................................    1,052      32,612
    C & D Technologies, Inc. ..............................      556       5,110
    Checkpoint System, Inc.* ..............................      819      14,496
    CUNO, Inc.* ...........................................      369      26,361
    DSP Group, Inc.* ......................................      609      14,537
    Fedders Corp. .........................................      970       2,134
    Gerber Scientific, Inc.* ..............................      540       3,758
    Greatbatch, Inc.* .....................................      466      11,137
    IDEX Corp.* ...........................................    1,101      42,510
    Meade Instruments Corp.* ..............................      495       1,381
    Myers Industries, Inc. ................................      750       9,375
    Oshkosh Truck Corp. ...................................      778      60,901
    Paxar Corp.* ..........................................      865      15,354
    Sturm, Ruger & Co., Inc. ..............................      703       5,884
    The Toro Co. ..........................................    1,000      38,610
    Valmont Industries, Inc. ..............................      521      13,442
    Vicor Corp. ...........................................      723       9,833
    Wabash National Corp. .................................      662      16,040
    WMS Industries, Inc.* .................................      665      22,444
                                                                        --------
                                                                         388,754
                                                                        --------
   PAPER PRODUCTS -- 0.4%
    Buckeye Technologies, Inc.* ...........................      813       6,480
    Caraustar Industries, Inc.* ...........................      692       7,266
    Neenah Paper, Inc. ....................................      330      10,220
    Pope & Talbot, Inc. ...................................      407       4,518
    Rock Tenn Co. -- Class A ..............................      778       9,842
    Schweitzer-Mauduit International, Inc. ................      325      10,117
    Wausau-Mosinee Paper Corp. ............................    1,123      13,454
                                                                        --------
                                                                          61,897
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   PHARMACEUTICAL PREPARATIONS -- 0.7%
    Alpharma, Inc. -- Class A .............................    1,143    $ 16,539
    Connetics Corp.* ......................................      775      13,671
    MGI Pharma, Inc.* .....................................    1,546      33,641
    Noven Pharmaceuticals, Inc.* ..........................      514       8,985
    Priority Healthcare Corp. -- Class B* .................      833      21,125
    Regeneron Pharmaceuticals, Inc.* ......................    1,216      10,202
    Savient Pharmaceuticals, Inc.* ........................    1,211       5,341
                                                                        --------
                                                                         109,504
                                                                        --------
   PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.7%
    Analogic Corp. ........................................      300      15,096
    ArthroCare Corp.* .....................................      514      17,959
    Biosite Diagnostics, Inc.* ............................      355      19,521
    Conmed Corp.* .........................................      653      20,093
    Datascope Corp. .......................................      325      10,839
    SurModics, Inc.* ......................................      382      16,567
                                                                        --------
                                                                         100,075
                                                                        --------
   RECREATIONAL VEHICLES -- 0.6%
    Arctic Cat, Inc. ......................................      445       9,136
    Coachmen Industries, Inc. .............................      406       5,087
    Fleetwood Enterprises, Inc.* ..........................    1,205      12,231
    Monaco Coach Corp. ....................................      641      11,019
    Polaris Industries, Inc. ..............................      965      52,110
                                                                        --------
                                                                          89,583
                                                                        --------
   SEMICONDUCTORS -- 1.6%
    Actel Corp.* ..........................................      627       8,715
    ATMI, Inc.* ...........................................      685      19,872
    Axcelis Technologies, Inc.* ...........................    2,179      14,948
    Brooks Automation, Inc.* ..............................      973      14,449
    ESS Technology, Inc.* .................................      631       2,657
    Exar Corp.* ...........................................      911      13,565
    Helix Technology Corp. ................................      570       7,570
    Intermagnetics General Corp.* .........................      558      17,164
    Kulicke & Soffa Industries, Inc.* .....................    1,259       9,959
    Microsemi Corp.* ......................................    1,299      24,421
    Pericom Semiconductor Corp.* ..........................      690       5,617
    Power Integrations, Inc.* .............................      674      14,538
    Rudolph Technologies, Inc.* ...........................      368       5,273
    Skyworks Solutions, Inc.* .............................    3,767      27,763
    Standard Microsystems Corp.* ..........................      464      10,848
    Supertex, Inc.* .......................................      215       3,797
    Ultratech, Inc.* ......................................      519       9,498
    Varian Semiconductor Equipment
      Associates, Inc.*....................................      793      29,341
                                                                        --------
                                                                         239,995
                                                                        --------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   TELECOMMUNICATIONS EQUIPMENT -- 0.6%
    Applied Signal Technology, Inc. .....................      185    $    3,522
    Audiovox Corp. -- Class A* ..........................      503         7,797
    Brooktrout, Inc.* ...................................      351         3,917
    C-COR.net Corp.* ....................................      856         5,864
    Captaris, Inc.* .....................................      879         3,639
    Commonwealth Telephone Enterprises,
      Inc................................................      459        19,237
    Ditech Communications Corp.* ........................      500         3,245
    Harmonic, Inc.* .....................................    1,572         7,593
    Network Equipment Technologies, Inc.* ...............      347         1,791
    Symmetricom, Inc.* ..................................      988        10,246
    Synaptics, Inc.* ....................................      607        12,966
    Tollgrade Communications, Inc.* .....................      401         3,008
    Viasat, Inc.* .......................................      585        11,893
                                                                      ----------
                                                                          94,718
                                                                      ----------
   TOBACCO -- 0.0%
    Alliance One International, Inc. ....................    1,142         6,863
                                                                      ----------
  TOTAL MANUFACTURING .............................................    4,191,605
                                                                      ----------
 MINING -- 0.3%
    Century Aluminum Co.* ...............................      698        14,239
    Cleveland-Cliffs, Inc. ..............................      469        27,090
                                                                      ----------
  TOTAL MINING ....................................................       41,329
                                                                      ----------
 OIL & GAS -- 4.5%
   CRUDE PETROLEUM & NATURAL GAS -- 1.0%
    Cabot Oil & Gas Corp. ...............................    1,083        37,580
    Frontier Oil Corp. ..................................    1,170        34,340
    Southwestern Energy Co.* ............................    1,584        74,416
                                                                      ----------
                                                                         146,336
                                                                      ----------
   DRILLING OIL & GAS WELLS -- 0.1%
    Atwood Oceanics, Inc.* ..............................      329        20,253
                                                                      ----------
   OIL & GAS EXPLORATION -- 2.6%
    Cimarex Energy Co.* .................................    1,803        70,155
    Energen Corp. .......................................    1,586        55,589
    Penn Virginia Corp. .................................      400        17,868
    Petroleum Development Corp.* ........................      365        11,625
    Remington Oil & Gas Corp.* ..........................      605        21,599
    Spinnaker Exploration Co.* ..........................      740        26,263
    St. Mary Land & Exploration Co. .....................    1,248        36,167
    Stone Energy Corp.* .................................      583        28,509
    Swift Energy Co.* ...................................      614        21,993
    Unit Corp.* .........................................      997        43,878
    Vintage Petroleum, Inc. .............................    1,219        37,143
                                                                      ----------
                                                                         370,789
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   OIL FIELD MACHINERY & EQUIPMENT -- 0.8%
    CARBO Ceramics, Inc. ..................................      351    $ 27,715
    Dril-Quip, Inc* .......................................      288       8,355
    Hydril Co.* ...........................................      507      27,555
    Lone Star Technologies, Inc.* .........................      632      28,756
    Maverick Tube Corp.* ..................................      928      27,654
                                                                        --------
                                                                         120,035
                                                                        --------
  TOTAL OIL & GAS ...................................................    657,413
                                                                        --------
 REAL ESTATE INVESTMENT TRUSTS -- 3.1%
    Acadia Realty Trust ...................................      700      13,055
    Capital Automotive ....................................      937      35,765
    Colonial Properties Trust .............................      752      33,088
    Commercial Net Lease Realty ...........................    1,130      23,131
    CRT Properties, Inc. ..................................      704      19,219
    Eastgroup Properties, Inc. ............................      500      21,055
    Entertainment Properties Trust ........................      554      25,484
    Essex Property Trust, Inc. ............................      535      44,437
    Gables Residential Trust ..............................      638      27,581
    Glenborough Realty Trust, Inc. ........................      692      14,248
    Kilroy Realty Corp.* ..................................      619      29,396
    Lexington Corporate Properties Trust ..................    1,055      25,647
    New Century Financial Corp. ...........................    1,190      61,226
    Parkway Properties, Inc. ..............................      285      14,253
    Shurgard Storage Centers, Inc.
      -- Class A...........................................    1,083      49,775
    Sovran Self Storage, Inc. .............................      348      15,820
                                                                        --------
  TOTAL REAL ESTATE INVESTMENT TRUSTS ...............................    453,180
                                                                        --------
 SERVICES -- 11.3%
   ADVERTISING -- 0.1%
    ADVO, Inc. ............................................      665      21,180
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   BUSINESS SERVICES -- 2.3%
    Administaff, Inc. .....................................      556    $ 13,211
    Bell Microproducts, Inc.* .............................      464       4,362
    CDI Corp. .............................................      367       8,045
    EMCOR Group, Inc.* ....................................      334      16,333
    FileNet Corp.* ........................................      863      21,696
    G & K Services, Inc. -- Class A .......................      461      17,394
    Harland (John H.) Co. .................................      610      23,180
    Heidrick & Struggles International,
      Inc.*................................................      417      10,875
    Input/Output, Inc.* ...................................    1,678      10,538
    Inter-Tel, Inc. .......................................      566      10,533
    Labor Ready, Inc.* ....................................      912      21,259
    MAXIMUS, Inc. .........................................      474      16,727
    NCO Group, Inc.* ......................................      701      15,163
    On Assignment, Inc.* ..................................      622       3,098
    Pegasus Solutions, Inc.* ..............................      472       5,263
    PRG-Schultz International, Inc.* ......................    1,553       4,379
    Rewards Network, Inc.* ................................      288       1,555
    Spherion Corp.* .......................................    1,319       8,705
    Tetra Tech, Inc.* .....................................    1,225      16,574
    United Stationers, Inc.* ..............................      721      35,401
    URS Corp.* ............................................      943      35,221
    Vertrue, Inc.* ........................................      172       6,701
    Watson Wyatt & Company Holdings .......................      706      18,095
                                                                        --------
                                                                         324,308
                                                                        --------
   CASINO SERVICES -- 0.1%
    Shuffle Master Inc.* ..................................      760      21,303
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   COMMERCIAL SERVICES -- 2.2%
    ABM Industries, Inc. ..................................    1,061    $ 20,690
    Arbitron, Inc. ........................................      675      28,958
    Central Parking Corp. .................................      794      10,918
    Chemed Corp. ..........................................      544      22,239
    Consolidated Graphics, Inc.* ..........................      301      12,272
    eFUNDS Corp.* .........................................    1,065      19,159
    Global Payments, Inc. .................................      837      56,748
    Healthcare Services Group, Inc. .......................      450       9,036
    Insituform Technologies, Inc.* ........................      579       9,281
    Interface, Inc. -- Class A* ...........................    1,129       9,088
    Mobile Mini, Inc.* ....................................      346      11,930
    Offshore Logistics, Inc.* .............................      507      16,650
    PARAXEL International Corp.* ..........................      567      11,255
    Pre-Paid Legal Services, Inc. .........................      340      15,181
    Shaw Group, Inc.* .....................................    1,394      29,985
    SOURCECORP, Inc.* .....................................      380       7,532
    StarTek, Inc. .........................................      245       4,023
    Viad Corp. ............................................      520      14,737
    Volt Information Sciences, Inc.* ......................      332       7,878
                                                                        --------
                                                                         317,560
                                                                        --------
   INTERNET SERVICES -- 0.9%
    Coinstar, Inc.* .......................................      578      13,115
    CPI Corp. .............................................       76       1,372
    Digital Insight Corp.* ................................      775      18,538
    Internet Security Systems, Inc.* ......................    1,001      20,310
    Mantech International Corp.
      -- Class A*..........................................      578      17,941
    Miva, Inc.* ...........................................      655       3,039
    PC-Tel, Inc.* .........................................      573       4,487
    Verity, Inc.* .........................................      699       6,130
    WebEx Communications, Inc.* ...........................      972      25,671
    Websense, Inc.* .......................................      508      24,409
    Zix Corp.* ............................................      228         714
                                                                        --------
                                                                         135,726
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   MEDICAL & HEALTH SERVICES -- 3.9%
    Accredo Health, Inc.* .................................    1,067    $ 48,441
    American Healthways, Inc.* ............................      717      30,308
    AMERIGROUP Corp.* .....................................    1,177      47,314
    AmSurg Corp.* .........................................      637      17,625
    Angelica Corp. ........................................      236       5,784
    Centene Corp.* ........................................      896      30,088
    Cerner Corp.* .........................................      744      50,569
    Cross Country Healthcare, Inc.* .......................      695      11,815
    Dendrite International, Inc.* .........................      908      12,530
    Hooper Holmes, Inc. ...................................    1,644       6,823
    IDEXX Laboratories, Inc. ..............................      731      45,562
    Labone, Inc.* .........................................      375      14,929
    NDCHealth Corp. .......................................      785      14,106
    Odyssey Healthcare, Inc. ..............................      797      11,493
    Pediatrix Medical Group, Inc.* ........................      489      35,961
    Pharmaceutical Product Development,
      Inc.*................................................    1,232      57,731
    RehabCare Group, Inc.* ................................      312       8,340
    SFBC International, Inc.* .............................      350      13,521
    Sierra Health Services, Inc.* .........................      617      44,091
    Sunrise Senior Living, Inc.* ..........................      445      24,021
    United Surgical Partners International,
      Inc.*................................................      620      32,290
                                                                        --------
                                                                         563,342
                                                                        --------
   OIL & GAS FIELD SERVICES -- 1.1%
    Cal Dive International, Inc.* .........................      836      43,781
    Oceaneering International, Inc.* ......................      559      21,605
    SEACOR Holdings, Inc.* ................................      402      25,849
    TETRA Technologies, Inc.* .............................      492      15,670
    Veritas DGC, Inc.* ....................................      729      20,222
    W-H Energy Services, Inc.* ............................      605      15,083
    World Fuel Services Corp. .............................      500      11,705
                                                                        --------
                                                                         153,915
                                                                        --------
   PRINTING & PUBLISHING -- 0.1%
    Bowne & Co., Inc. .....................................      783      11,322
    Thomas Nelson, Inc. ...................................      368       8,008
                                                                        --------
                                                                          19,330
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
   SANITARY SERVICES -- 0.3%
    Waste Connections, Inc. .............................    1,111    $   41,429
                                                                      ----------
   TELECOMMUNICATIONS SERVICES -- 0.0%
    Intrado, Inc.* ......................................      459         6,867
                                                                      ----------
   TRANSPORTATION -- 0.3%
    Arkansas Best Corp. .................................      550        17,496
    EGL, Inc.* ..........................................    1,119        22,738
    Old Dominion Freight Line, Inc.* ....................      400        10,732
                                                                      ----------
                                                                          50,966
                                                                      ----------
  TOTAL SERVICES ..................................................    1,655,926
                                                                      ----------
 TRANSPORTATION -- 1.4%
   AIR TRANSPORTATION -- 0.3%
    Frontier Airlines, Inc.* ............................      886         9,152
    Mesa Air Group, Inc.* ...............................      820         5,502
    SkyWest, Inc. .......................................    1,252        22,761
                                                                      ----------
                                                                          37,415
                                                                      ----------
   MARINE -- 0.2%
    Kirby Corp.* ........................................      541        24,399
                                                                      ----------
   RAILROADS -- 0.2%
    Kansas City Southern Industries, Inc.* ..............    1,621        32,712
                                                                      ----------
   TRUCKING -- 0.7%
    Forward Air Corp. ...................................      702        19,846
    Heartland Express, Inc. .............................    1,411        27,416
    Knight Transportation, Inc. .........................    1,085        26,398
    Landstar System, Inc.* ..............................    1,407        42,379
                                                                      ----------
                                                                         116,039
                                                                      ----------
  TOTAL TRANSPORTATION ............................................      210,565
                                                                      ----------
 WHOLESALE & RETAIL TRADE -- 9.6%
   MISCELLANEOUS RETAIL STORES -- 0.4%
    Cost Plus, Inc.* ....................................      475        11,847
    TBC Corp.* ..........................................      485        13,158
    Tractor Supply Co.* .................................      832        40,851
                                                                      ----------
                                                                          65,856
                                                                      ----------
   RETAIL -- MAIL ORDER -- 0.1%
    J. Jill Group, Inc.* ................................      345         4,744
    Select Comfort Corp.* ...............................      803        17,208
                                                                      ----------
                                                                          21,952
                                                                      ----------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   RETAIL APPAREL & ACCESSORY STORES -- 2.0%
    Brown Shoe Co., Inc. ..................................      401    $ 15,699
    Burlington Coat Factory Warehouse
      Corp.................................................      728      31,042
    Christopher & Banks Corp. .............................      775      14,152
    Dress Barn, Inc.* .....................................      645      14,596
    Genesco, Inc.* ........................................      481      17,840
    Goody's Family Clothing, Inc. .........................      816       6,018
    Hot Topic, Inc.* ......................................    1,016      19,426
    Shopko Stores, Inc.* ..................................      641      15,583
    Stage Stores, Inc.* ...................................      390      17,004
    Stein Mart, Inc. ......................................      786      17,292
    The Cato Corp. -- Class A .............................      678      14,001
    The Children's Place Retail Stores,
      Inc.*................................................      487      22,728
    The Finish Line, Inc. -- Class A ......................    1,000      18,920
    The Men's Wearhouse, Inc.* ............................    1,173      40,386
    The Stride Rite Corp. .................................      799      11,018
    Too, Inc.* ............................................      751      17,551
                                                                        --------
                                                                         293,256
                                                                        --------
   RETAIL DRUG STORES -- 0.2%
    Long's Drug Stores Corp. ..............................      749      32,244
                                                                        --------
   RETAIL EATING & DRINKING PLACES -- 2.3%
    CEC Entertainment, Inc.* ..............................      791      33,293
    IHOP Corp. ............................................      436      18,918
    Jack in the Box, Inc.* ................................      801      30,374
    Landry's Restaurants, Inc. ............................      580      17,452
    Lone Star Steakhouse & Saloon, Inc. ...................      443      13,472
    O' Charleys, Inc.* ....................................      463       8,177
    P.F. Chang's China Bistro, Inc.* ......................      563      33,206
    Panera Bread Co. -- Class A* ..........................      661      41,038
    Papa John's International, Inc.* ......................      367      14,669
    RARE Hospitality International, Inc.* .................      742      22,609
    Ryan's Restaurant Group, Inc.* ........................      906      12,693
    Sonic Corp.* ..........................................    1,390      42,437
    The Steak `n Shake Co.* ...............................      599      11,153
    Triarc Cos., Inc. -- Class B ..........................    1,398      20,774
                                                                        --------
                                                                         320,265
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP QUANTITATIVE
                                                       SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
   RETAIL FURNITURE STORES -- 0.0%
    Haverty Furniture Cos., Inc. ..........................      490    $  7,242
                                                                        --------
   RETAIL GROCERY STORES -- 0.1%
    Great Atlantic & Pacific Tea Co., Inc.* ...............      635      18,453
                                                                        --------
   RETAIL MERCHANDISING -- 0.5%
    Department 56, Inc.* ..................................      216       2,214
    Fred's, Inc. ..........................................      859      14,242
    Group 1 Automotive, Inc.* .............................      506      12,164
    Hibbett Sporting Goods, Inc.* .........................      510      19,298
    JAKKS Pacific, Inc.* ..................................      574      11,027
    The Pep Boys -- Manny, Moe & Jack .....................    1,244      16,844
                                                                        --------
                                                                          75,789
                                                                        --------
   SPECIALTY RETAIL STORES -- 2.3%
    Aaron Rents, Inc. .....................................    1,084      26,981
    Casey's General Stores, Inc. ..........................    1,091      21,624
    Cash America International, Inc. ......................      622      12,515
    Electronics Boutique Holdings* ........................      401      25,459
    Gamestop Corp. -- Class B* ............................    1,105      33,040
    Guitar Center, Inc.* ..................................      551      32,162
    Hancock Fabrics, Inc. .................................      268       1,780
    Jo-Ann Stores, Inc.* ..................................      495      13,063
    Linens `N Things, Inc.* ...............................      984      23,281
    Movie Gallery, Inc. ...................................      676      17,867
    School Specialty, Inc.* ...............................      496      23,064
    Sonic Automotive, Inc. ................................      905      19,240
    Standard Register Co. .................................      625       9,881
    The Nautilus Group, Inc. ..............................      716      20,406
    Zale Corp.* ...........................................    1,212      38,408
                                                                        --------
                                                                         318,771
                                                                        --------
   WHOLESALE -- GROCERIES & RELATED
    PRODUCTS -- 0.2%
    United Natural Foods, Inc.* ...........................      872      26,483
                                                                        --------
   WHOLESALE -- INDUSTRIAL SUPPLIES -- 0.3%
    Hughes Supply, Inc. ...................................    1,437      40,380
    Lawson Products, Inc. .................................      203       7,880
                                                                        --------
                                                                          48,260
                                                                        --------

                                                                         Value
                                                          Shares       (Note 2)
                                                        -----------   ----------
   WHOLESALE -- LUMBER & CONSTRUCTION MATERIAL -- 0.1%
    Building Materials Holding Corp. ...............            300  $    20,787
                                                                     -----------
   WHOLESALE MISCELLANEOUS -- 0.8%
    Enesco Group, Inc.* ............................            401        1,199
    Nash Finch Co. .................................            295       10,838
    Owens & Minor, Inc. ............................            862       27,886
    Performance Food Group Co.* ....................          1,108       33,473
    ScanSource, Inc.* ..............................            275       11,809
    Watsco, Inc. ...................................            582       24,793
                                                                     -----------
                                                                         109,998
                                                                     -----------
   WHOLESALE-SPORTING & RECREATION GOODS -- 0.3%
    SCP Pool Corp. .................................          1,137       39,897
                                                                     -----------
  TOTAL WHOLESALE & RETAIL TRADE ..................................    1,399,253
                                                                     -----------
  TOTAL COMMON STOCK
    (Cost $8,515,738) .............................................   11,642,918
                                                                     -----------
 EXCHANGE TRADED FUNDS -- 20.4%
    iShares S&P Smallcap 600 Value Fund ............         48,529    2,990,842
                                                                     -----------
  TOTAL EXCHANGE TRADED FUNDS
    (Cost $2,890,067) .............................................    2,990,842
                                                                     -----------
 SHORT-TERM INVESTMENTS -- 0.0%
    BlackRock Liquidity Funds
      TempCash Portfolio
      -- Institutional Series.......................          3,694        3,694
    BlackRock Liquidity Funds
      TempFund Portfolio
      -- Institutional Series.......................          3,692        3,692
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $7,386) .................................................        7,386
                                                                     -----------
  TOTAL INVESTMENTS -- 100.0%
    (Cost $11,413,191)+ ...........................................  $14,641,146
                                                                     ===========

---------------
*  Non-income producing security.

+ The cost for federal income tax purposes was $11,461,698. At June 30, 2005, net unrealized appreciation was $3,179,448. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $3,558,704, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $379,256.

      The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / INTERNATIONAL MULTI-
                                                       MANAGER SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005

  (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
COMMON STOCK -- 97.2%
 AUSTRALIA -- 4.5%
   Amcor, Ltd. (Paperboard Containers & Boxes)..........     16,367   $   83,587
   Ansell, Ltd. (Plastics)..............................     35,701      273,218
   Aristocrat Leisure, Ltd. (Recreation, Other Consumer
     Goods).............................................     73,661      651,316
   Australia & New Zealand Banking Group, Ltd.
     (Financial Services)...............................     15,925      264,019
   Australian Stock Exchange, Ltd. (Financial Services).     23,466      413,724
   AXA Asia Pacific Holdings, Ltd. (Insurance)..........    130,966      437,249
   BHP Billiton, Ltd. (Metals & Mining).................    226,787    3,137,550
   Brambles Industries, Ltd. (Diversified-Commercial
     Services)..........................................     70,663      440,058
   Cochlear, Ltd. (Precision Instruments & Medical
     Supplies)..........................................      1,186       35,438
   Commonwealth Bank of Australia (Banks)...............     45,302    1,310,464
   CSL, Ltd. (Pharmaceutical Preparations)..............     12,545      322,444
   CSR, Ltd. (Building & Construction Materials)........     16,320       33,339
   DB RREEF Trust (Financial Services)..................    134,079      139,505
   General Property Trust (Real Estate).................    106,629      296,664
   Insurance Australia Group, Ltd. (Insurance)..........     84,134      385,427
   Leighton Holdings, Ltd. (Building & Constructions
     Materials).........................................     33,608      294,603
   Lend Lease Corp., Ltd. (Real Estate).................     20,072      198,286
   Macquarie Airports (Transportation Services).........    203,752      556,008
   Macquarie Bank, Ltd. (Financial Services)............      2,054       93,548
   Macquarie Goodman Group (Real Estate)................     58,698      182,549
   Macquarie Infrastructure Group (Transportation
     Services)..........................................    169,209      536,553
   Newcrest Mining, Ltd. (Metals & Mining)..............     88,027    1,166,169

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
   News Corp.-- Class B (Broadcasting & Publishing)....     22,608   $   381,171
   Patrick Corp., Ltd. (Transportation -- Road & Rail).     57,829       246,407
   Perpetual Trustees Australia, Ltd. (Financial
     Services).........................................        515        22,545
   Qantas Airways, Ltd. (Transportation -- Airlines)...    241,735       620,963
   Rinker Group, Ltd. (Building & Construction
     Materials)........................................     10,181       108,646
   Rio Tinto, Ltd. (Metals & Mining)...................     77,988     2,664,376
   Santos, Ltd. (Oil & Gas-Exploration & Production)...     96,030       828,608
   Stockland Trust Group (Real Estate).................    123,735       520,628
   Suncorp-Metway, Ltd. (Financial Services)...........     14,623       224,153
   Telstra Corp., Ltd. (Telecommunications)............     91,826       354,170
   Transurban Group (Transportation Services)..........     24,182       137,323
   Westpac Banking Corp., Ltd. (Banks).................     45,551       692,687
   Woolworths, Ltd. (Retail Food Stores)...............     38,762       487,808
                                                                     -----------
  TOTAL AUSTRALIA ................................................    18,541,203
                                                                     -----------
 AUSTRIA -- 1.8%
   Bank Austria Creditanstalt (Banks)..................     19,364     2,021,734
   Erste Bank der oesterreichischen Sparkassen AG
     (Banks)...........................................     17,571       880,039
   Flughafen Wien AG (Transportation Services).........      4,294       278,642
   Oesterreichische Elektrizitaetswirtschafts AG
     (Verbund) -- Class A (Electric
     Companies & Systems) .............................        418       115,375
   OMV AG (Petroleum Refining).........................      3,256     1,419,040
   Raiffeisen International Bank -- Holding AG* (Banks)     20,128     1,286,876
   Telekom Austria AG (Telecommunications).............     28,573       555,894
   Voestalpine AG (Iron & Steel).......................      8,589       602,062
   Wienerberger AG (Building & Construction Materials).     10,030       465,921
                                                                     -----------
  TOTAL AUSTRIA ..................................................     7,625,583
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / INTERNATIONAL MULTI-
                                                       MANAGER SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 BELGIUM -- 1.3%
   Almancora Comm. Va. (Financial Services)..............     4,171   $  381,500
   Delhaize Group (Retail Food Stores)...................    16,472      989,118
   Fortis (Financial Services)...........................    76,549    2,126,876
   InBev NV (Beverages)..................................     8,739      295,920
   KBC Bancassurance Holding NV (Banks)..................    21,801    1,723,493
                                                                      ----------
  TOTAL BELGIUM ...................................................    5,516,907
                                                                      ----------
 BRAZIL -- 0.0%
   Companhia Vale do Rio Doce (CVRD)* (Metals & Mining)..     3,200            0
                                                                      ----------
  TOTAL BRAZIL ....................................................            0
                                                                      ----------
 CANADA -- 0.6%
   Bema Gold Corp.* (Metals & Mining)....................    59,989      142,528
   Canadian Natural Resources, Ltd. (Oil &
     Gas-Exploration & Production).......................    19,894      721,174
   Centerra Gold, Inc.* (Metals & Mining)................     1,398       22,143
   Eldorado Gold Corp.* (Metals & Mining)................    44,150      117,152
   EnCana Corp. (Oil & Gas-Exploration & Production).....    16,955      669,036
   Ivanhoe Mines, Ltd.* (Metals & Mining)................     8,359       64,972
   Petro-Canada (Oil & Gas-Exploration & Production).....     4,447      289,556
   Talisman Energy, Inc. (Oil & Gas-Exploration &
     Production).........................................     4,922      184,454
   Teck Cominco, Ltd. -- Class B (Metals & Mining).......     6,250      210,953
                                                                      ----------
  TOTAL CANADA ....................................................    2,421,968
                                                                      ----------
 CZECH REPUBLIC -- 0.7%
   Cesky Telecom as (Telecommunications).................    23,463      440,053
   CEZ (Electric & Gas Utilities)........................    14,442      273,829
   Komercni Banka as (Banks).............................    17,438    2,175,672
                                                                      ----------
  TOTAL CZECH REPUBLIC ............................................    2,889,554
                                                                      ----------
 DENMARK -- 0.8%
   Chr. Hansen Holding A/S -- Class B (Food & Beverage)..     1,875      284,206
   Danisco A/S (Food & Beverage).........................    18,200    1,182,720
   Danske Bank A/S (Financial Services)..................    20,937      630,120
   Kobenhavns Lufthavne A/S (Transportation Services)....     2,160      513,743

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
   Royal Unibrew A/S (Beverages)........................      2,075   $  168,217
   TDC A/S (Telecommunications).........................     13,200      566,146
   Vestas Wind Systems A/S* (Energy Equipment &
     Services)..........................................      6,200      102,993
                                                                      ----------
  TOTAL DENMARK ...................................................    3,448,145
                                                                      ----------
 FINLAND -- 1.2%
   Fortum Oyj (Oil & Gas-Exploration & Production)......     37,033      594,052
   Neste Oil Oyj* (Oil & Gas-Exploration & Production)..     13,322      345,146
   Nokia Oyj (Telecommunications).......................    219,223    3,675,834
   Rautaruukki Oyj (Misc. Manufacturing Industries).....     13,900      207,827
   Stockmann Oyj Abp (Specialty Retail Stores)..........      5,550      198,214
   UPM-Kymmene Oyj (Paper & Forest Products)............      9,100      174,839
                                                                      ----------
  TOTAL FINLAND ...................................................    5,195,912
                                                                      ----------
 FRANCE -- 9.9%
   Accor SA (Hotels, Other Lodging Places)..............      2,317      108,753
   Alcatel SA -- Class A* (Telecommunications)..........     63,612      698,500
   Altran Technologies SA* (Commercial Services)........      7,258       64,408
   Atos Origin SA* (Computer Services)..................      3,352      212,645
   Autoroutes du Sud de la France (ASF) (Transportation
     Services)..........................................      7,796      446,430
   Axa (Financial Services).............................      5,857      146,567
   BNP Paribas SA (Financial Services)..................     71,102    4,880,731
   Bouygues SA (Misc. Manufacturing Industries).........    163,822    6,794,846
   Carrefour SA (Retail Food Stores)....................     10,141      492,317
   Compagnie de Saint-Gobain (Building & Construction
     Materials).........................................     23,381    1,298,976
   Compagnie Generale des Establissements Michelin (Tire
     & Rubber)..........................................      3,017      183,906
   European Aeronautic Defence and Space Co. (EADS)
     (Aerospace & Defense)..............................     46,646    1,488,041
   France Telecom SA (Telecommunications)...............      9,579      280,180


    The accompanying notes are an integral part of the financial statements.

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                                                       MANAGER SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 FRANCE -- (continued)
   Generale de Sante (Health Care Providers & Service).      5,809   $   142,060
   Havas SA (Advertising)..............................     29,914       163,694
   JC Decaux SA* (Advertising).........................      8,181       207,496
   L' Air Liquide SA (Misc. Manufacturing Industries)..      4,421       754,139
   Lafarge SA (Building Materials & Components)........     19,410     1,770,634
   LVMH Moet Hennessy Louis Vuitton SA
     (Diversified-Industrial & Consumer Products)......     29,800     2,305,351
   Pernod-Ricard SA (Beverages)........................      6,368     1,017,646
   Pinault-Printemps-Redoute SA (Retail Department
     Stores)...........................................      5,174       534,313
   PSA Peugeot Citroen (Automobiles)...................     18,388     1,090,368
   Publicis Groupe SA (Advertising)....................      6,171       182,515
   Renault SA (Automobiles)............................      2,444       215,699
   Sanofi-Synthelabo SA (Pharmaceutical Preparations)..     20,431     1,679,497
   Schneider Electric SA (Electrical Machinery,
     Equipment & Supplies).............................      3,832       289,256
   Societe des Autoroutes Paris-Rhin-Rhone
     (SAPRR)(Transportation Services)..................      1,201        71,275
   Societe Television Francaise 1 (Broadcasting &
     Publishing).......................................     19,927       530,261
   Sodexho Alliance SA (Retail Eating & Drinking
     Places)...........................................     17,033       528,105
   Suez SA (Water Supply & Other Sanitary Services)....    126,637     3,438,823
   Thales SA (Aerospace & Defense).....................     12,139       493,643
   Total SA (Petroleum Refining).......................     23,857     5,611,883
   Union du Credit-Bail Immobilier (Unibail) (Real
     Estate)...........................................        167        21,451
   Veolia Environment (Water Supply & Other Sanitary
     Services).........................................      8,384       315,364
   Vinci SA (Building & Construction Materials)........     13,261     1,104,548
   Vivendi Universal SA (Commercial Services)..........     48,440     1,528,264
                                                                     -----------
  TOTAL FRANCE ...................................................    41,092,585
                                                                     -----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 GERMANY -- 6.9%
   Adidas-Salomon AG (Sporting & Athletic Goods).........     2,466   $  413,518
   Allianz AG (Insurance)................................     2,719      312,619
   BASF AG (Chemical & Allied Products)..................    97,219    6,473,421
   Bayerische Hypo-und Vereinsbank AG* (Banks)...........    22,285      580,327
   Bilfinger Berger AG (Building & Construction
     Materials)..........................................     3,893      181,595
   Commerzbank AG (Banks)................................    19,191      417,276
   Continental AG (Tire & Rubber)........................     2,382      171,844
   Deutsche Bank AG (Financial Services).................     8,200      642,400
   Deutsche Boerse AG (Financial Services)...............     2,301      180,347
   Deutsche Post AG (Transportation Services)............    41,679      974,865
   Deutsche Postbank AG (Banks)..........................     2,003       98,622
   Deutsche Telekom AG (Telecommunications)..............    42,656      790,117
   E.On AG (Electric Companies & Systems)................    43,595    3,888,717
   Fraport AG (Transportation Services)..................    27,223    1,168,018
   Freenet.de AG* (Internet Services)....................     2,103       52,982
   Fresenius AG (Precision Instruments & Medical
     Supplies)...........................................     2,213      246,216
   Fresenius Medical Care AG (Precision Instruments &
     Medical Supplies)...................................     4,380      374,739
   HeidelbergCement AG (Building & Construction
     Materials)..........................................     2,981      214,697
   Henkel KGaA (Cosmetics and Toiletries)................     5,102      429,717
   Hypo Real Estate Holding AG (Banks)...................     8,146      310,554
   IVG Immobilien AG (Real Estate).......................     7,238      134,508
   KarstadtQuelle AG* (Retail Department Stores).........    16,598      221,039
   Linde AG (Misc. Industrial Machinery & Equipment).....     5,395      364,587
   MAN AG (Misc. Industrial Machinery & Equipment).......     7,470      310,466
   Merck KGaA (Pharmaceutical Preparations)..............    31,306    2,496,521
   Metro AG (Specialty Retail Stores)....................    14,393      714,597
   Muenchener Rueckversicherungs-Gesellschaft AG
     (Insurance).........................................     1,972      210,378
   Premiere* (Broadcasting & Publishing).................     4,050      140,230


    The accompanying notes are an integral part of the financial statements.

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                                                       MANAGER SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 GERMANY -- (continued)
   Puma AG (Sporting & Athletic Goods).................        686   $   169,988
   RWE AG (Electric & Gas Utilities)...................     13,211       853,757
   Schering AG (Pharmaceutical Preparations)...........     32,889     2,025,899
   Siemens AG (Diversified-Industrial & Consumer
     Products).........................................     14,227     1,039,294
   TUI AG (Diversified-Industrial & Financial Services)     80,277     1,991,375
                                                                     -----------
  TOTAL GERMANY ..................................................    28,595,230
                                                                     -----------
 GREECE -- 0.4%
   Alpha Bank AE (Banks)...............................      5,230       139,551
   Bank of Cyprus, Ltd. (Banks)........................     21,360        81,199
   EFG Eurobank Ergasias (Financial Services)..........      2,700        83,354
   Hellenic Telecommunications Organization SA (OTE)*
     (Telecommunications)..............................     44,313       860,509
   Intracom SA (Telecommunications)....................     40,350       205,169
   National Bank of Greece SA (Banks)..................     10,932       371,635
   OPAP SA (Amusement & Recreational Services).........      2,140        61,972
   Technical Olympic SA (Building & Construction)......      3,230        19,474
                                                                     -----------
  TOTAL GREECE ...................................................     1,822,863
                                                                     -----------
 HONG KONG -- 1.1%
   ASM Pacific Technology, Ltd. (Misc. Industrial
     Machinery & Equipment)............................     28,000       131,115
   Bank of East Asia, Ltd. (Banks).....................      6,200        18,305
   Beijing Capital International Airport Co., Ltd.
     (Transportation Services).........................    180,000        71,784
   BOC Hong Kong (Holdings), Ltd. (Banks)..............    161,500       305,411
   Cathay Pacific Airways, Ltd.
     (Transportation-Airlines).........................     47,000        85,556
   Cheung Kong (Holdings), Ltd. (Real Estate)..........     28,000       272,857
   China Merchants Holdings International Co., Ltd.
     (Transportation Services).........................     96,000       186,485

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
   Clear Media, Ltd.* (Commercial Services).............    153,000   $  132,859
   CLP (Holdings), Ltd. (Electric Companies & Systems)..     69,500      398,762
   Giordano International, Ltd. (Retail Apparel &
     Accessory Stores)..................................    290,000      199,593
   Hang Seng Bank, Ltd. (Banks).........................      2,300       31,364
   Hong Kong & China Gas Co., Ltd. (Gas Companies &
     Systems)...........................................     26,000       52,848
   Hongkong Electric (Holdings), Ltd. (Electric
     Companies & Systems)...............................     12,000       54,803
   Hutchinson Whampoa, Ltd. (Diversified-Industrial &
     Financial Services)................................     60,000      542,240
   Kerry Properties, Ltd. (Real Estate).................     95,000      211,429
   Kingboard Chemical Holdings Ltd. (Chemical & Allied
     Products)..........................................      4,000       12,762
   Orient Overseas International, Ltd. (Transportation
     Services)..........................................     31,000      135,592
   Shangri-La Asia, Ltd. (Hotels, Other Lodging Places).    160,000      246,999
   Sino Land Co., Ltd. (Real Estate)....................     94,000      100,369
   SmarTone Telecommunications (Holdings), Ltd.
     (Telecommunications)...............................     19,500       21,448
   Sun Hung Kai Properties, Ltd. (Real Estate)..........     18,000      177,724
   Swire Pacific, Ltd. (Diversified-Industrial &
     Financial Services)................................     32,000      283,020
   Television Broadcasts, Ltd. (Telecommunications).....      7,000       39,533
   Texwinca Holdings Ltd. (Textiles & Apparel)..........    224,854      186,576
   The Wharf (Holdings), Ltd. (Real Estate).............    102,000      358,226
   Weiqiao Textile Co., Ltd. (Textiles & Apparel).......    239,998      338,078
   Wing Hang Bank, Ltd. (Financial Services)............      5,500       35,908
   Wumart Stores, Inc. (Retail Food Stores).............     91,631      147,349
                                                                      ----------
  TOTAL HONG KONG .................................................    4,778,995
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / INTERNATIONAL MULTI-
                                                       MANAGER SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
 HUNGARY -- 0.9%
   EGIS Rt. (Pharmaceutical Preparations)...............      4,172   $  388,337
   Gedeon Richter Rt. (Pharmaceutical Preparations).....      1,213      178,518
   Magyar Tavkozlesi Rt. (Matav) (Telecommunications)...    134,036      572,898
   MOL Magyar Olaj-es Gazipari Rt. (Oil &
     Gas-Exploration & Production)......................      1,711      143,706
   OTP Bank Rt. (Banks).................................     78,100    2,649,471
                                                                      ----------
  TOTAL HUNGARY ...................................................    3,932,930
                                                                      ----------
 INDONESIA -- 0.2%
   PT Bank Mandiri (Banks)..............................    833,123      128,041
   PT Indofood Sukses Makmur Tbk (Food & Beverage)......    523,500       59,001
   PT Semen Gresik (Persero) Tbk (Building &
     Construction Materials)............................     93,824      184,572
   PT Telekomunikasi Indonesia (Telecommunications).....    621,360      318,320
                                                                      ----------
  TOTAL INDONESIA .................................................      689,934
                                                                      ----------
 IRELAND -- 1.9%
   Allied Irish Banks PLC (London) (Banks)..............      5,531      118,990
   Bank of Ireland (London) (Banks).....................      7,660      123,524
   Celtic Resources Holdings PLC* (Metals & Mining).....     17,856      126,903
   CRH PLC (Building & Construction Materials)..........      5,183      137,732
   Depfa Bank PLC (Banks)...............................      4,561       73,109
   Dragon Oil PLC* (Oil & Gas-Exploration & Production).    163,878      315,037
   Eircom Group PLC (Telecommunications)................     59,413      132,349
   Fyffes PLC (Food & Beverage).........................    119,073      356,066
   Greencore Group PLC (Dublin) (Food & Beverage).......     33,538      146,170
   Independent Newspapers PLC (Broadcasting &
     Publishing)........................................      9,122       28,161
   Irish Life & Permanent PLC (Financial Services)......      4,349       76,186
   iShares Dow Jones Euro STOXX 50 (Index Fund).........    154,976    5,998,285
   Kerry Group PLC (Food & Beverage)....................     13,486      333,068
                                                                      ----------
  TOTAL IRELAND ...................................................    7,965,580
                                                                      ----------

                                                                        Value
                                                          Shares       (Note 2)
                                                         ---------   -----------
 ITALY -- 4.4%
   Assicurazioni Generali SPA (Insurance)............       41,302   $ 1,290,062
   Autostrada Torino-Milano SPA (Diversified
     Commercial Services)............................        3,182        69,727
   Banca Intesa SPA (Banks)..........................      684,854     2,930,944
   Banca Monte dei Paschi di Siena SPA (Banks).......       28,565       100,894
   Banca Popolare dell'Emilia Romagna Scrl (Banks)...        3,442       175,017
   Banca Popolare di Milano Scrl (BPM) (Banks).......       80,796       797,689
   Banca Popolare di Sondrio Scrl (Banks)............       10,505       145,620
   Banche Popolari Unite Scrl (Banks)................       26,238       520,948
   Beni Stabili SPA (Real Estate)....................      149,930       153,197
   Buzzi Unicem SPA (Building & Constructions
     Materials)......................................       22,620       328,894
   Capitalia SPA (Banks).............................      196,052     1,098,936
   Cassa di Risparmio di Firenze SPA (Carifirenze)
     (Banks).........................................      230,529       599,347
   Credito Emiliano SPA (Banks)......................       60,649       616,769
   Enel SPA (Electric Companies & Systems)...........       64,555       562,707
   Eni SPA (Petroleum Refining)......................       28,640       738,884
   Fiat SPA* (Automobiles)...........................       76,679       557,919
   Finmeccanica SPA (Aerospace & Defense)............    2,279,103     2,131,486
   IntesaBci SPA (Banks).............................      277,564     1,271,888
   Italcementi SPA (Building & Construction
     Materials)......................................       41,444       647,751
   Mediobanca SPA (Financial Services)...............       29,349       550,383
   Pirelli & C. SPA (Telecommunications).............       61,938        64,637
   Saipem SPA (Misc. Manufacturing Industries).......       17,294       233,239
   Sanpaolo IMI SPA (Banks)..........................       21,517       295,924
   Societa Iniziative Autostradali e Servizi SPA
     (SIAS) (Transportation Services)................        5,595        77,016
   Telecom Italia SPA (Telecommunications)...........      260,363       813,240
   Telecom Italia SPA -- RNC (Telecommunications)....      399,200     1,036,663
   UniCredito Italiano SPA (Banks)...................       57,897       306,132
                                                                     -----------
  TOTAL ITALY ....................................................    18,115,913
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / INTERNATIONAL MULTI-
                                                       MANAGER SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
 JAPAN -- 16.8%
   Acom Co., Ltd. (Financial Services)..................      1,590   $  102,021
   Aderans Co., Ltd. (Cosmetics & Toiletries)...........     25,200      596,968
   Aeon Credit Service Co., Ltd. (Financial Services)...      5,151      322,606
   Aiful Corp. (Financial Services).....................      2,925      218,299
   Aisin Seiki Co., Ltd. (Auto Parts & Equipment).......      5,600      121,541
   Alps Electric Co., Ltd. (Electronic Equipment &
     Components)........................................     60,000      919,412
   Amano Corp. (Electronic Equipment & Components)......      5,000       59,652
   Aoyama Trading Co., Ltd. (Retail Apparel & Accessory
     Stores)............................................     30,200      761,745
   Asahi Glass Co., Ltd. (Building & Construction
     Materials).........................................     14,000      147,315
   Astellas Pharma, Inc. (Pharmaceutical Preparations)..      7,125      243,694
   Autobacs Seven Co., Ltd. (Autoparts & Equipment).....        600       20,197
   Bridgestone Corp. (Tire & Rubber)....................     10,000      192,672
   Canon, Inc. (Computer & Office Equipment)............     45,481    2,396,977
   Casio Computer Co., Ltd. (Electronics)...............     10,200      133,472
   Comsys Holdings Corp. (Telecommunications)...........     10,000       92,501
   Credit Saison Co., Ltd. (Financial Services).........     22,561      751,287
   Dai Nippon Printing Co., Ltd. (Commercial Printing)..    153,000    2,467,386
   Daihatsu Motor Co., Ltd. (Automobiles)...............      8,000       68,947
   Daiichi Pharmaceutical Co., Ltd. (Pharmaceutical
     Preparations)......................................     65,400    1,448,940
   Daiwa Securities Group, Inc. (Financial Services)....     45,000      278,585
   Denso Corp. (Auto Parts & Equipment).................     15,248      347,452
   East Japan Railway Co., Ltd. (Transportation-Road &
     Rail)..............................................         63      324,068
   Electric Power Development Co., Ltd. (Electric & Gas
     Utilities).........................................      5,300      153,533
   Exedy Corp. (Auto Parts & Equipment).................      3,600       63,449
   Fuji Photo Film Co., Ltd. (Photographic Equipment &
     Supplies)..........................................     80,383    2,589,724

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
   Fuji Television Network, Inc. (Broadcasting &
     Publishing)........................................        136   $  263,875
   Hankyu Department Stores, Inc. (Retail Department
     Stores)............................................    104,000      658,858
   Hitachi Capital Corp. (Financial Services)...........      9,400      186,202
   Hitachi, Ltd. (Electronics)..........................    571,333    3,475,123
   Hokkaido Electric Power Co. (Electric Companies &
     Systems)...........................................      1,200       24,583
   Honda Motor Co., Ltd. (Automobiles)..................     54,884    2,709,280
   Ibiden Co., Ltd. (Electronic Equipment & Components).      4,100      107,671
   Ito En, Ltd. (Beverages).............................      2,700      138,643
   Ito-Yokado Co., Ltd. (Specialty Retail Stores).......     12,177      404,398
   Japan Real Estate Investment Corp. (Real Estate).....          5       42,505
   Japan Retail Fund Investment Corp. (Real Estate).....          9       77,240
   Japan Tobacco, Inc. (Tobacco)........................        157    2,096,923
   JFE Holdings, Inc. (Iron & Steel)....................        800       19,782
   Kao Corp. (Cosmetics and Toiletries).................     30,919      729,656
   Kikkoman Corp. (Food & Beverage).....................     12,000      106,236
   Kinden Corp. (Commercial Services)...................     28,000      207,202
   Kirin Brewery Co., Ltd. (Beverages)..................     23,000      222,922
   Koito Manufacturing Co., Ltd. (Auto Parts &
     Equipment).........................................     18,489      193,383
   Kubota Corp. (Misc. Industrial Machinery & Equipment)     25,000      137,172
   Kuraray Co., Ltd. (Textiles & Apparel)...............     11,500      109,074
   Kyocera Corp. (Electronic Equipment & Components)....      1,600      122,444
   Kyowa Hakko Kogyo Co., Ltd. (Pharmaceutical
     Preparations)......................................     23,000      149,237
   Kyushu Electric Power Co., Inc. (Electric Companies &
     Systems)...........................................     41,200      896,056
   Makita Corp. (Electrical Machinery, Equipment, &
     Supplies)..........................................     21,000      413,140
   Marubeni Corp. (Misc. Manufacturing Industries)......    152,000      522,624
   Matsushita Electric Industrial Co., Ltd. (Appliances
   & Household Durables)................................    277,061    4,208,046


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / INTERNATIONAL MULTI-
                                                       MANAGER SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
 JAPAN -- (continued)
   Mitsubishi Chemical Corp. (Chemical & Allied
     Products)..........................................    352,000   $1,032,398
   Mitsubishi Tokyo Financial Group, Inc. (MTFG)
     (Financial Services)...............................        303    2,573,080
   Mitsui Chemicals, Inc. (Chemical & Allied Products)..    307,000    1,803,601
   Mitsui Trust Holdings, Inc. (Banks)..................     58,000      596,697
   Mizuho Financial Group, Inc. (Banks).................        394    1,784,929
   Namco, Ltd. (Recreation, Other Consumer Goods).......     80,600    1,073,600
   Nidec Corp. (Electrical Machinery, Equipment &
     Supplies)..........................................      2,000      211,894
   Nikko Cordial Corp. (Financial Services).............     28,002      123,319
   Nippon Building Fund, Inc. (Real Estate).............          9       81,220
   Nippon Oil Corp. (Petroleum Refining)................    114,000      774,677
   Nippon Steel Corp. (Iron & Steel)....................    499,000    1,161,827
   Nippon Telegraph & Telephone Corp.
     (Telecommunications)...............................        638    2,734,860
   Nippon Yusen Kabushiki Kaisha
     (Transportation-Shipping)..........................    107,000      616,064
   Nissan Motor Co., Ltd. (Automobiles).................     50,674      502,121
   Nisshin Steel Co., Ltd. (Iron & Steel)...............    193,000      485,940
   Nissin Food Products Co., Ltd. (Food & Beverage).....      4,900      125,805
   Nitto Denko Corp. (Chemical & Allied Products).......      8,400      482,123
   Nomura Holdings, Inc. (Security & Commodity Brokers,
     Dealers & Services)................................     53,269      637,920
   Nomura Research Institute, Ltd. (Computer Services
     Software & Systems)................................      2,500      249,977
   NTT Data Corp. (Computer Services Software & Systems)         60      205,216
   NTT DoCoMo, Inc. (Telecommunications)................        238      352,243
   ORIX Corp. (Financial Services)......................      4,000      600,668
   Ricoh Co., Ltd. (Computer & Office Equipment)........      6,000       93,836
   Sankyo Co., Ltd. (Pharmaceutical Preparations).......     75,100    1,443,579

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
   Sanyo Electric Co., Ltd. (Electronics)...............     21,696   $   55,410
   Secom Co., Ltd. (Safety Protection)..................      4,000      172,187
   Seino Transportation Co., Ltd. (Transportation
     Services)..........................................     86,000      777,655
   Sharp Corp. (Electronics)............................     12,744      199,423
   Shin-Etsu Chemical Co., Ltd. (Chemical & Allied
     Products)..........................................      9,800      372,331
   Shiseido Co., Ltd. (Cosmetics and Toiletries)........     24,027      303,563
   SMC Corp. (Electrical Machinery, Equipment &
     Supplies)..........................................      1,091      119,133
   Sompo Japan Insurance, Inc. (Insurance)..............    367,000    3,709,412
   Sony Corp. (Electronics).............................     29,290    1,009,727
   Sumitomo Electric Industries, Ltd. (Electrical
   Machinery, Equipment & Supplies).....................    111,000    1,137,948
   Sumitomo Heavy Industries, Ltd. (Electrical
   Machinery, Equipment & Supplies).....................     20,000       96,201
   Sumitomo Mitsui Financial Group, Inc. (Banks)........        136      920,495
   Takeda Chemical Industries, Ltd. (Pharmaceutical
     Preparations)......................................      4,000      198,538
   Takefuji Corp. (Financial Services)..................      4,490      303,899
   TDK Corp. (Electronic Equipment & Components)........      2,400      163,740
   Terumo Corp. (Precision Instruments & Medical
     Supplies)..........................................      5,100      147,279
   The Bank of Fukuoka, Ltd. (Banks)....................     97,000      575,120
   The Bank of Yokohama, Ltd. (Banks)...................     63,000      364,435
   The Chiba Bank, Ltd. (Banks).........................     11,000       72,566
   The Gunma Bank, Ltd. (Banks).........................     16,000       96,309
   The Joyo Bank, Ltd. (Banks)..........................     16,000       78,260
   The Seiyu, Ltd.* (Retail Food Stores)................     76,863      138,729
   The Sumitomo Trust and Banking Co., Ltd. (Financial
     Services)..........................................     40,756      248,265
   Tokyo Broadcasting System, Inc. (Broadcasting &
     Publishing)........................................     69,700    1,154,852
   Toppan Printing Co., Ltd. (Commercial Printing)......     12,000      127,245
   Toyo Seikan Kaisha, Ltd. (Glass Containers and Other
     Glass Products)....................................     27,400      433,464



    The accompanying notes are an integral part of the financial statements.

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                                                       MANAGER SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 JAPAN -- (continued)
   Toyo Suisan Kaisha, Ltd. (Food & Beverage)..........     18,000   $   281,996
   Toyota Motor Corp. (Automobiles)....................     50,812     1,820,446
   UFJ Holdings, Inc.* (Banks).........................         46       239,942
   Uni-Charm Corp. (Cosmetics & Toiletries)............      5,655       227,609
   West Japan Railway Co. (Transportation-Road & Rail).        119       408,086
   Yamaha Motor Co., Ltd. (Motorcycles, Bicycles &
     Parts)............................................     35,100       644,603
                                                                     -----------
  TOTAL JAPAN ....................................................    69,391,180
                                                                     -----------
 LUXEMBOURG -- 0.1%
   Millicom International Cellular SA*
     (Telecommunications)..............................      5,856       107,399
   SBS Broadcasting SA* (Broadcasting & Publishing)....      3,928       185,127
                                                                     -----------
  TOTAL LUXEMBOURG ...............................................       292,526
                                                                     -----------
 MEXICO -- 0.4%
   America Movil SA de CV, ADR (Telecommunications)....      2,900       172,869
   Consorcio ARA SA de CV (Real Estate)................     14,910        51,450
   Fomento Economico Mexicano SA de CV (Beverages).....     56,210       334,797
   Fomento Economico Mexicano SA de CV, ADR (Beverages)      1,700       101,269
   Grupo Aeroportuario de Sureste SA de CV, ADR
     (Transportation Services).........................      4,100       130,585
   Grupo Financiero Banorte SA de CV (Financial
     Services).........................................    108,483       714,472
   Grupo Financiero Inbursa SA de CV (Financial
     Services).........................................     48,086       103,930
   Urbi, Desarrollos Urbanos SA de CV* (Real Estate)...     16,666        91,443
                                                                     -----------
  TOTAL MEXICO ...................................................     1,700,815
                                                                     -----------
 NETHERLANDS -- 3.6%
   ABN AMRO Holding NV (Financial Services)............     40,950     1,008,877
   Aegon NV (Insurance)................................     75,902       984,153
   Corio NV (Real Estate)..............................        909        50,809
   Efes Breweries International, GDR* (Beverages)......      1,300        43,875

                                                           Value
                                              Shares     (Note 2)
                                             -------    -----------
   Euronext NV (Financial Services) ......     2,570    $    87,088
   Heineken NV (Beverages) ...............    14,156        437,705
   ING Groep NV (Financial Services) .....    73,467      2,078,600
   Koninklijke (Royal) Philips
     Electronics NV (Electronics) ........    25,535        646,104
   Rodamco Europe NV (Real Estate) .......     3,167        259,763
   Royal Dutch Petroleum Co. (Petroleum
     Refining) ...........................   126,904      8,296,388
   Royal Numico NV* (Food & Beverage) ....     4,200        168,203
   TNT NV (Transportation Services) ......    17,872        453,291
   Unilever NV (Food & Household
     Products) ...........................     4,636        301,115
   VNU NV (Broadcasting & Publishing) ....     5,514        154,005
                                                        -----------
  TOTAL NETHERLANDS.................................     14,969,976
                                                        -----------
  NEW ZEALAND -- 0.2%
    Auckland International Airport, Ltd.
     (Transportation Services) ...........   161,420        268,436
    Contact Energy, Ltd. (Electric & Gas
     Utilities) ..........................    13,999         75,002
    Fletcher Building, Ltd. (Building &
     Construction Materials) .............    62,301        299,543
    Independent Newspapers, Ltd.
     (Broadcasting & Publishing) .........     5,640         25,508
   Tower, Ltd.* (Financial Services) .....    32,420         48,500
                                                        -----------
  TOTAL NEW ZEALAND.................................        716,989
                                                        -----------
  NORWAY -- 1.6%
   Acta Holding ASA (Financial Services) .    43,000         84,845
   DnB Holding ASA (Financial Services) ..    15,210        158,782
   Norsk Hydro ASA (Misc. Manufacturing
     Industries) .........................    27,317      2,506,991
   Orkla ASA (Food & Beverage) ...........    35,000      1,290,189
     Smedvig ASA -- Class A (Petroleum
     Refining) ...........................     7,115        144,198
   Statoil ASA (Oil & Gas-Exploration &
     Production) .........................   113,950      2,326,826
   Telenor ASA (Telecommunications) ......    16,699        133,458
   TGS Nopec Geophysical Co. ASA* (Oil &
     Gas-Exploration & Production) .......     2,400         64,425
   Tomra Systems ASA (Aluminum) ..........    28,600        118,113
                                                        -----------
  TOTAL NORWAY......................................      6,827,827
                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / INTERNATIONAL MULTI-
                                                       MANAGER SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                           Value
                                              Shares     (Note 2)
                                             -------    -----------
  PERU -- 0.0%
    Southern Peru Copper Corp. (Metals &
     Mining) .............................     2,799    $   119,909
                                                        -----------
  TOTAL PERU........................................        119,909
                                                        -----------
  PHILIPPINES -- 0.1%
    Ayala Corp. (Diversified-Industrial &
     Consumer Products) ...................   10,480         59,029
    Bank of the Philippine Islands (Banks)    67,800         58,798
    Globe Telecom, Inc.
     (Telecommunications) ................     3,289         47,049
    Philippine Long Distance Telephone
     Co., ADR (Telecommunications) .......     5,400        156,870
                                                        -----------
  TOTAL PHILIPPINES.................................        321,746
                                                        -----------
  POLAND -- 2.1%
    Agora SA (Broadcasting & Publishing) .    13,493        258,498
    Bank Millennium SA (Banks) ...........    77,428         76,718
    Bank Pekao SA (Banks) ................    45,395      1,956,769
    Bank Przemyslowo-Handlowy PBK SA
     (Banks) .............................     4,024        685,995
    Bank Zachodni WBK SA (Banks) .........    20,663        655,644
    Budimex SA* (Building & Construction
     Materials) ..........................    18,661        260,868
    CCC SA* (Footwear & Related Apparel)..    14,855         62,477
    Cersanit-Krasnystaw SA* (Water Supply
     & Other Sanitary Services) ..........     6,286        216,392
    Grupa Kety SA (Aluminum) .............     4,994        180,138
    Inter Cars SA (Auto Parts & Equipment)     6,116         54,923
    Inter Groclin Auto SA* (Auto Parts &
     Equipment) ..........................     2,415         71,568
    Orbis SA (Hotels, Other Lodging
     Places) .............................     8,933         61,770
    Polska Grupa Farmaceutyczna (Retail
     Drug Stores) ........................     4,926         78,152
    Polski Koncern Naftowy Orlen SA
     (Petroleum Refining) ................     8,842        133,398
    Powszechna Kasa Oszczednosci Bank
     Polski SA (Financial Services) ......   327,821      2,659,347
    Sanockie Zaklady Przemyslu Gumowego
     Stomil SA* (Auto Parts &
     Equipment) ..........................     1,599         56,002

                                                                         Value
                                                           Shares      (Note 2)
                                                         ----------   ----------
   Sniezka SA (Building & Construction Materials)....        11,042   $   92,219
   Telekomunikacja Polska SA (Telecommunications)....       115,732      717,122
   ZM Duda SA* (Food & Beverage).....................        85,650      302,537
                                                                      ----------
  TOTAL POLAND ....................................................    8,580,537
                                                                      ----------
 PORTUGAL -- 0.2%
   Banco Comercial Portugues SA (BCP) (Financial
     Services).......................................       232,049      595,574
   Jeronimo Martins, SGPS, SA (Retail Food Stores)...         5,635       80,841
   Sonae, SGPS, SA (Diversified-Industrial &
     Financial Services).............................        62,890       86,797
                                                                      ----------
  TOTAL PORTUGAL ..................................................      763,212
                                                                      ----------
 ROMANIA -- 0.5%
   Impact SA (Building & Construction Materials).....       616,688       79,156
   Rolast AG* (Tire & Rubber)........................     1,114,500       36,700
   Romanian Development Bank (Banks).................       194,500      562,047
   SIF 1 Banat-Crisana Arad (Index Fund).............        60,000       26,209
   SIF 2 Moldova Bacau (Index Fund)..................        65,000       23,806
   SIF 3 Transilvania Brasov (Index Fund)............        49,000       21,733
   SIF 4 Muntenia Bucuresti (Index Fund).............        90,500       26,912
   SIF 5 Oltenia Craiova (Index Fund)................        57,500       25,503
   SNP Petrom SA* (Oil & Gas-Exploration &
     Production).....................................    10,482,809    1,419,505
   Socep Constanta* (Transportation-Shipping)........       652,000       61,342
                                                                      ----------
  TOTAL ROMANIA ...................................................    2,282,913
                                                                      ----------
 RUSSIA -- 2.1%
   Gazprom, ADR (Oil & Gas-Exploration & Production).        29,492    1,067,669
   LUKOIL, ADR (Oil & Gas-Exploration & Production)..        53,000    1,949,340
   Mining and Metallurgical Co., Norilsk Nickel, ADR
     (Metals & Mining)...............................        20,100    1,218,060



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / INTERNATIONAL MULTI-
                                                       MANAGER SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
 RUSSIA -- (continued)
   Moscow City Telephone, ADR (Telecommunications)......      7,800   $  107,640
   North-West Telecom, ADR (Telecommunications).........      3,400      105,400
   NovaTek OAO (Oil & Gas-Exploration & Production).....        201      321,600
   RBC Information Systems* (Computer Services).........     13,268       55,062
   Sberbank RF (Banks)..................................      4,106    2,709,961
   Sibirtelecom, ADR (Telecommunications)...............      3,092      134,811
   Tyumen Oil Co.* (Oil & Gas-Exploration & Production).     58,017      271,520
   Uralsvyazinform, ADR (Telecommunications)............     33,066      224,187
   VolgaTelecom, ADR (Telecommunications)...............     39,300      251,520
   Wimm-Bill-Dann Foods OJSC, ADR* (Food & Beverage)....     10,759      176,770
                                                                      ----------
  TOTAL RUSSIA ....................................................    8,593,540
                                                                      ----------
 SINGAPORE -- 0.4%
   Ascendas Real Estate Investment Trust (A-REIT) (Real
     Estate)............................................     13,200       17,289
   Capitaland, Ltd. (Real Estate).......................    104,000      146,696
   City Developments Ltd. (Real Estate).................     11,000       48,895
   Cycle & Carriage, Ltd. (Automobiles).................     15,122      119,198
   Datacraft Asia, Ltd. (Telecommunications)............     45,000       49,950
   DBS Group Holdings, Ltd. (Financial Services)........     50,000      423,753
   OverSea-Chinese Banking Corp., Ltd. (Financial
     Services)..........................................      4,000       27,500
   Overseas Union Enterprise, Ltd. (Hotels, Other
     Lodging Places)....................................      9,000       48,539
   SembCorp Industries, Ltd. (Energy Equipment &
     Services)..........................................    202,100      319,805
   SembCorp Logistics, Ltd. (Transportation Services)...     57,000       58,105
   Singapore Airlines, Ltd. (Transportation-Airlines)...     15,000       99,567

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
   Singapore Petroleum Co., Ltd. (Petroleum Refining)...     20,000   $   58,792
   Singapore Telecommunications Ltd.
     (Telecommunications)...............................    111,930      183,753
   Suntec Real Estate Investment Trust (Real Estate)....     54,000       39,045
   United Overseas Bank, Ltd. (Financial Services)......     10,000       84,158
   United Overseas Land, Ltd. (Real Estate).............      1,000        1,351
                                                                      ----------
  TOTAL SINGAPORE .................................................    1,726,396
                                                                      ----------
 SOUTH AFRICA -- 0.1%
   Nedbank Group, Ltd. (Banks)..........................     55,022      613,321
                                                                      ----------
  TOTAL SOUTH AFRICA. .............................................      613,321
                                                                      ----------
 SOUTH KOREA -- 0.5%
   Samsung Electronics Co., Ltd. (Electronics)..........      4,004    1,913,862
                                                                      ----------
  TOTAL SOUTH KOREA ...............................................    1,913,862
                                                                      ----------
 SPAIN -- 2.6%
   ACS, Actividades de Construccion y Servicios,
     SA(Building & Construction)........................      4,870      136,431
   Altadis SA (Tobacco).................................     10,004      419,902
   Antena 3 de Television SA (Broadcasting & Publishing)     34,595      692,738
   Cintra Concesiones de Infraestructuras de Transporte
     SA (Transportation Services).......................     37,427      439,971
   Ebro Puleva SA (Food & Beverage).....................     43,118      767,354
   Endesa SA (Electric Companies & Systems).............     41,611      977,808
   Fadesa Inmobiliaria SA (Real Estate).................     13,648      390,769
   Fomento de Construcciones y Contratas SA (Building &
     Construction Materials)............................     14,553      820,853
   Grupo Empresarial Ence SA (ENCE) (Paper & Forest
     Products)..........................................      7,955      215,151



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / INTERNATIONAL MULTI-
                                                       MANAGER SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 SPAIN -- (continued)
   Grupo Ferrovial SA (Building & Construction)........     10,081   $   650,505
   Industria de Diseno Textil SA* (Retail Apparel &
     Accessory Stores).................................      9,989       257,344
   Promotora de Informaciones SA (Prisa) (Broadcasting
     & Publishing).....................................     12,326       239,208
   Repsol YPF SA (Petroleum Refining)..................    110,733     2,836,695
   Union Fenosa SA (Electric Companies & Systems)......     67,804     2,069,417
                                                                     -----------
  TOTAL SPAIN ....................................................    10,914,146
                                                                     -----------
 SWEDEN -- 3.3%
   Autoliv, Inc. (Automobiles).........................      6,271       273,440
   Capio AB* (Health Care Providers & Service).........     11,400       167,884
   Electrolux AB -- Class B (Appliances & Household
     Durables).........................................     17,100       364,601
   Elekta AB -- Class B* (Precision Instruments &
     Medical Supplies).................................      8,339       345,992
   Ericsson LM -- Class B (Telecommunications).........     44,245       142,215
   ForeningsSparbanken AB (Swedbank) (Banks)...........     33,900       744,511
   Gambro AB -- Class B (Precision Instruments &
     Medical Supplies).................................     47,000       628,958
   Getinge AB -- Class B (Precision Instruments &
     Medical Supplies).................................     47,402       646,478
   Hennes & Mauritz AB (H&M) -- Class B (Retail Apparel
     & Accessory Stores)...............................      5,200       183,123
   Lindex AB (Retail Apparel & Accessory Stores).......      1,700        79,460
   Modern Times Group MTG AB -- Class B* (Broadcasting
     & Publishing).....................................     12,000       368,039
   Nobia AB (Misc. Manufacturing Industries)...........      3,654        53,109
   Nordea AB (Banks)...................................    592,000     5,382,542
   Skandia Forsakrings AB (Insurance)..................     69,528       381,966
   Skandinaviska Enskilda Banken AB (SEB) (Financial
     Services).........................................     85,600     1,425,032
   Skanska AB -- Class B (Misc. Manufacturing
     Industries).......................................    129,984     1,606,292

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
   Svenska Cellulosa AB (SCA) -- Class B (Paper & Forest
     Products)..........................................     3,700   $   118,454
   Svenska Handelsbanken AB -- Class A (Banks)..........    29,746       607,570
   TeliaSonera AB (Stockholm) (Telecommunications)......    12,500        59,707
   Volvo AB -- Class A (Automobiles)....................     3,100       122,270
                                                                     -----------
  TOTAL SWEDEN ...................................................    13,701,643
                                                                     -----------
 SWITZERLAND -- 6.3%
   Adecco SA (Commercial Services)......................     2,015        91,855
   BKW FMB Energie AG (Electric & Gas Utilities)........     1,100        68,906
   Compagnie Financiere Richemont AG (Jewelry, Precious
     Metal).............................................    17,208       578,928
   Credit Suisse Group (Registered) (Financial Services)    90,232     3,560,400
   Holcim, Ltd. -- Class B (Building & Construction
     Materials).........................................    41,496     2,526,491
   Nestle SA (Food & Household Products)................     9,790     2,506,533
   Novartis AG (Registered) (Pharmaceutical
     Preparations)......................................    73,105     3,483,772
   Roche Holding AG -- Genusschein (Pharmaceutical
     Preparations)......................................    23,929     3,029,649
   Serono SA -- Class B (Biotechnology).................     1,427       912,273
   SGS Societe Generale de Surveillance Holding SA
     (Commercial Services)..............................       153       105,157
   Swatch Group AG (Jewelry, Precious Metal)............     8,300     1,166,185
   Swiss Re (Insurance).................................    21,505     1,322,765
   Swisscom AG (Telecommunications).....................       819       267,225
   UBS AG (Financial Services)..........................     2,594       202,482
   Unique Zurich Airport* (Transportation Services).....       234        34,705
   Zurich Financial Services AG (Insurance).............    37,741     6,504,733
                                                                     -----------
  TOTAL SWITZERLAND ..............................................    26,362,059
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / INTERNATIONAL MULTI-
                                                       MANAGER SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
 TURKEY -- 1.7%
   Akbank TAS (Banks)...................................    241,510   $1,392,458
   Aksigorta AS (Insurance).............................      1,648        6,910
   Anadolu Efes Biracilik ve Malt Sanayii AS, ADR
     (Beverages)........................................          1            5
   Aygaz AS (Diversified-Industrial & Consumer Products)     19,924       46,248
   Cimsa Cimento Sanayi ve Ticaret AS (Building &
   Construction Materials)..............................     31,180      149,421
   Dogan Sirketler Grubu Holding AS
     (Diversified-Industrial & Financial
     Services)..........................................    325,845      819,797
   Dogus Otomotiv Servis ve Ticaret AS (Automobiles)....     14,867       36,068
   Haci Omer Sabinci Holding AS (Diversified-Industrial
     & Financial Services)..............................    318,979    1,230,058
   Hurriyet Gazetecilik ve Matbaacilik AS (Broadcasting
     & Publishing)......................................     30,107       71,689
   Koc Holding AS (Diversified-Industrial & Consumer
     Products)..........................................    181,949      803,818
   Migros Turk Tas (Food & Beverage)....................     15,659      121,942
   Turkcell Iletisim Hizmetleri AS (Telecommunications).     12,885       63,677
   Turkiye Garanti Bankasi AS* (Banks)..................    298,306    1,284,358
   Turkiye Is Bankasi (Isbank) (Banks)..................    171,042      998,972
   Yapi ve Kredi Bankasi AS* (Banks)....................     20,406       77,926
                                                                      ----------
  TOTAL TURKEY ....................................................    7,103,347
                                                                      ----------
 UKRAINE -- 0.0%
   UKRNAFTA (Oil & Gas-Exploration & Production)........         87       18,011
   UkrTelecom (Telecommunications)......................     10,468       65,900
                                                                      ----------
  TOTAL UKRAINE ...................................................       83,911
                                                                      ----------
 UNITED KINGDOM -- 18.0%
   3i Group PLC (Financial Services)....................     17,235      209,452
   Alliance Unichem PLC (Retail Drug Stores)............     77,439    1,179,144
   Anglo American PLC (Metals & Mining).................      7,876      184,794
   Arriva PLC (Transportation Services).................     55,675      543,877
   Associated British Ports Holdings PLC
     (Transportation-Shipping)..........................     41,285      364,824

                                                                         Value
                                                           Shares      (Note 2)
                                                          ---------   ----------
   AstraZeneca PLC (Pharmaceutical Preparations)......       37,734   $1,563,063
   BAA PLC (Transportation-Airlines)..................       26,455      293,997
   BAE Systems PLC (Aerospace & Defense)..............      162,484      835,865
   Barclays PLC (Financial Services)..................      425,448    4,236,177
   BG Group PLC (Oil & Gas-Exploration & Production)..      120,424      990,762
   BHP Billiton PLC (Metals & Mining).................       41,842      533,994
   BP PLC (Petroleum Refining)........................      384,738    4,006,681
   BP PLC, ADR (Petroleum Refining)...................       50,900    3,175,142
   Brambles Industries PLC (Diversified-Commercial
     Services)........................................      115,438      633,161
   British Airways PLC* (Transportation-Airlines).....       64,014      302,343
   British Land Co., PLC (Real Estate)................        7,077      111,121
   British Sky Broadcasting Group PLC* (Broadcasting &
     Publishing)......................................       37,491      354,481
   BT Group PLC (Telecommunications)..................       31,959      131,754
   Burberry Group PLC (Retail Apparel & Accessory
     Stores)..........................................       52,094      377,236
   Cadbury Schweppes PLC (Food & Beverage)............       41,476      396,249
   Centrica PLC (Energy Equipment & Services).........      192,070      797,853
   Compass Group PLC (Misc. Food Preparations &
     Kindred Products)................................       51,150      214,997
   Corus Group PLC* (Iron & Steel)....................    3,338,471    2,513,278
   Diageo PLC (Food & Beverage).......................      144,262    2,128,117
   Dixons Group PLC (Specialty Retail Stores).........      640,657    1,802,888
   Exel PLC (Transportation Services).................       10,608      161,430
   First Choice Holidays PLC (Amusement & Recreational
     Services)........................................       93,010      318,425
   Firstgroup PLC (Transportation Services)...........       28,580      168,668
   Forth Ports PLC (Transportation Services)..........        2,360       55,500
   GlaxoSmithKline PLC (Pharmaceutical Preparations)..      139,026    3,366,627
   GlaxoSmithKline PLC, ADR (Pharmaceutical
     Preparations)....................................       42,584    2,065,750



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / INTERNATIONAL MULTI-
                                                       MANAGER SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
 UNITED KINGDOM -- (continued)
   HBOS PLC (Financial Services)........................    241,933   $3,731,552
   Highland Gold Mining, Ltd. (Metals & Mining).........     32,946       98,029
   Hilton Group PLC (Hotels, Other Lodging Places)......     55,758      286,086
   Imperial Tobacco Group PLC (Tobacco).................     23,231      625,850
   J Sainsbury PLC (Food & Beverage)....................     85,296      436,112
   Kelda Group PLC (Water Supply & Other Sanitary
     Services)..........................................     94,887    1,188,001
   Lloyds TSB Group PLC (Banks).........................    464,237    3,935,903
   Man Group PLC (Security & Commodity Brokers, Dealers
     & Services)........................................     23,690      614,437
   Mitchells & Butlers PLC (Retail Eating & Drinking
     Places)............................................    105,487      631,996
   National Grid Transco PLC (Electric Companies &
     Systems)...........................................     18,567      180,046
   Pearson PLC (Broadcasting & Publishing)..............     30,743      362,314
   Peter Hambro Mining PLC* (Metals & Mining)...........     21,709      251,955
   Prudential PLC (Insurance)...........................     55,998      498,100
   Reckitt Benckiser PLC (Food & Household Products)....     27,104      799,177
   Rolls-Royce Group PLC -- Class B* (Aerospace &
     Defense)...........................................    645,253        1,133
   Royal Bank of Scotland Group PLC (Banks).............     14,720      444,845
   Scottish & Newcastle PLC (Beverages).................     20,705      172,109
   Scottish & Southern Energy PLC (Electric Companies &
     Systems)...........................................     10,692      194,139
   Scottish Power PLC (Electric Companies & Systems)....     13,515      120,276
   Shell Transport & Trading Co. PLC (Petroleum
     Refining)..........................................    133,069    1,294,555
   Shell Transport & Trading Co. PLC, ADR (Petroleum
     Refining)..........................................     95,177    5,525,976
   Smith & Nephew PLC (Precision Instruments & Medical
     Supplies)..........................................     40,526      400,248
   Smiths Group PLC (Misc. Manufacturing Industries)....      6,613      108,933
   Tate & Lyle PLC (Food & Beverage)....................    371,927    3,179,946

                                                                        Value
                                                         Shares       (Note 2)
                                                        ---------   ------------
   Telewest Global, Inc., ADR (Telecommunications)..        9,071   $    206,637
   Tesco PLC (Retail Food Stores)...................      752,966      4,301,987
   The Berkeley Group Holdings PLC* (Building &
     Construction Materials)........................       20,000        328,016
   The Peninsular and Oriental Steam Navigation Co.
     (Transportation-Shipping)......................       96,390        548,122
   Trinity Mirror PLC (Broadcasting & Publishing)...       98,902      1,095,563
   Vodafone Group PLC (Telecommunications)..........    1,268,107      3,091,281
   Vodafone Group PLC, ADR (Telecommunications).....      200,269      4,870,541
   Whitbread PLC (Amusement & Recreational Services)        6,891        117,835
   William Hill PLC (Amusement & Recreational
     Services)......................................       20,185        195,193
   Wolseley PLC (Misc. Industrial Machinery &
     Equipment).....................................        6,338        133,372
   WPP Group PLC (Advertising)......................       43,468        447,614
                                                                    ------------
  TOTAL UNITED KINGDOM ..........................................     74,435,529
                                                                    ------------
 VENEZUELA -- 0.0%
   Compania Anonima Nacional
     Telefonos de Venezuela, ADR
     (Telecommunications)...........................       10,938        207,166
                                                                    ------------
  TOTAL VENEZUELA ...............................................        207,166
                                                                    ------------
  TOTAL COMMON STOCK (Cost $373,127,391) ........................    404,255,852
                                                                    ------------
EXCHANGE TRADED FUNDS -- 0.1%
   iShares MSCI EAFE Index Fund (Index Fund)........        5,400        282,906
                                                                    ------------
  TOTAL EXCHANGE TRADED FUNDS
   (Cost $181,746) ..............................................        282,906
                                                                    ------------
PREFERRED STOCK -- 0.2%
 GERMANY -- 0.2%
   Henkel KGaA (Cosmetics and Toiletries)...........        1,779        159,421
   ProSiebenSat.1 Media AG (Broadcasting &
     Publishing)....................................       41,790        719,941
   Volkswagen AG (Automobiles)......................        3,342        118,629
                                                                    ------------
  TOTAL GERMANY .................................................        997,991
                                                                    ------------
  TOTAL PREFERRED STOCK (Cost $1,001,072) .......................        997,991
                                                                    ------------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / INTERNATIONAL MULTI-
                                                       MANAGER SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                            Principal     Value
                                                             Amount     (Note 2)
                                                            ---------   --------
FOREIGN BONDS -- 0.1%
 VENEZUELA -- 0.1%
   Republic of Venezuela, 9.25%,
     09/15/27 ...................................... USD     300,000    $314,550
                                                                        --------
  TOTAL FOREIGN BONDS (Cost $254,097) ...............................    314,550
                                                                        --------


                                                                        Value
                                                         Shares       (Note 2)
                                                        ---------   ------------
SHORT-TERM INVESTMENTS -- 2.4%
   BlackRock Liquidity Funds
     TempCash Portfolio --
     Institutional Series...........................    4,971,572   $  4,971,572
   BlackRock Liquidity Funds
     TempFund Portfolio --
     Institutional Series...........................    4,971,572      4,971,572
                                                                    ------------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $9,943,144) ............................................      9,943,144
                                                                    ------------
TOTAL INVESTMENTS -- 100.0%
 (Cost $384,507,450)+ ...........................................   $415,794,443
                                                                    ============


---------------
ADR - American Depository Receipt
USD - US Dollar
*  Non-income producing security.
+ The cost for Federal income tax purposes was $387,309,221. At June 30, 2005, net unrealized appreciation was $28,485,222. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $35,745,901, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $7,260,679.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / REAL ESTATE SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005

  (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 4.2%
 HOTELS & MOTELS -- 1.7%
   Hilton Hotels Corp....................................    17,500   $  417,375
   La Quinta Corp.*......................................    32,500      303,225
   Starwood Hotels & Resorts Worldwide, Inc..............     4,500      263,565
                                                                      ----------
  TOTAL HOTELS & MOTELS ...........................................      984,165
                                                                      ----------
 OFFICE/INDUSTRIAL -- 0.7%
   Brookfield Properties Corp............................    14,250      410,400
                                                                      ----------
  TOTAL OFFICE/INDUSTRIAL .........................................      410,400
                                                                      ----------
 REAL ESTATE -- 0.5%
   Trammell Crow Co......................................    12,500      303,000
                                                                      ----------
  TOTAL REAL ESTATE ...............................................      303,000
                                                                      ----------
 SHOPPING CENTERS -- 0.7%
   Tanger Factory Outlet Centers, Inc....................    15,800      425,494
                                                                      ----------
  TOTAL SHOPPING CENTERS ..........................................      425,494
                                                                      ----------
 TRANSPORTATION -- 0.6%
   Florida East Coast Industries, Inc....................     7,700      333,410
                                                                      ----------
  TOTAL TRANSPORTATION ............................................      333,410
                                                                      ----------
  TOTAL COMMON STOCK (Cost $1,774,684) ............................    2,456,469
                                                                      ----------
REAL ESTATE INVESTMENT
  TRUSTS -- 47.0%
 APARTMENTS -- 7.0%
   Apartment Investment & Management Co. -- Class A......     6,000      245,520
   Archstone-Smith Trust.................................    29,100    1,123,842
   Avalon Bay Communities, Inc...........................    10,900      880,720
   Camden Property Trust.................................    16,842      905,258
   Equity Residential....................................    20,500      754,810
   United Dominion Realty Trust, Inc.....................     9,500      228,475
                                                                      ----------
  TOTAL APARTMENTS ................................................    4,138,625
                                                                      ----------
 DIVERSIFIED/OTHER -- 5.1%
   BioMed Realty Trust, Inc. ............................     7,000      166,950
   Boardwalk Real Estate Investment Trust CAD............    21,100      337,600
   Catellus Developement Corp............................    22,500      738,000
   iStar Financial, Inc..................................    13,239      550,610
   Rayonier, Inc.........................................     5,500      291,665
   Sizeler Property Investors, Inc.......................    25,100      331,320
   Spirit Finance Corp...................................     5,000       58,750
   Vornado Realty Trust..................................     6,000      482,400
                                                                      ----------
  TOTAL DIVERSIFIED/OTHER .........................................    2,957,295
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 FOREST PRODUCTS -- 0.5%
   Plum Creek Timber Co., Inc............................     8,000   $  290,400
                                                                      ----------
  TOTAL FOREST PRODUCTS ...........................................      290,400
                                                                      ----------
 HEALTHCARE -- 1.4%
   Healthcare Realty Trust, Inc..........................     7,000      270,270
   Omega Healthcare Investors, Inc.......................    12,000      154,320
   Senior Housing Properties Trust.......................    20,400      385,764
                                                                      ----------
  TOTAL HEALTHCARE ................................................      810,354
                                                                      ----------
 HOTELS & MOTELS -- 3.4%
   Boykin Lodging Co.*...................................    39,700      531,980
   DiamondRock Hospitality Co............................    32,800      370,640
   Hospitality Properties Trust..........................     2,500      110,175
   Host Marriott Corp....................................    52,200      913,500
   Strategic Hotel Capital, Inc..........................     5,000       90,000
                                                                      ----------
  TOTAL HOTELS & MOTELS ...........................................    2,016,295
                                                                      ----------
 INDUSTRIAL -- 5.8%
   AMB Property Corp.....................................    11,000      477,730
   Duke Realty Corp......................................    17,100      541,386
   First Potomac Realty Trust............................     3,000       74,400
   Liberty Property Trust................................    26,600    1,178,646
   ProLogis..............................................    15,000      603,600
   PS Business Parks, Inc................................    11,400      506,730
                                                                      ----------
  TOTAL INDUSTRIAL ................................................    3,382,492
                                                                      ----------
 MULTI-FAMILY -- 1.7%
   Post Properties, Inc..................................    14,600      527,206
   Sun Communities, Inc..................................    12,900      479,751
                                                                      ----------
  TOTAL MULTI-FAMILY ..............................................    1,006,957
                                                                      ----------
 OFFICE PROPERTY -- 6.4%
   Boston Properties, Inc................................    14,300    1,001,000
   Brandywine Realty Trust...............................     7,500      229,875
   Corporate Office Properties Trust.....................     6,000      176,700
   Equity Office Properties Trust........................    10,000      331,000
   Government Properties Trust, Inc......................    43,300      420,876
   Highwoods Properties, Inc.............................     9,500      282,720
   Kilroy Realty Corp....................................     6,500      308,685
   Prentiss Properties Trust.............................     8,000      291,520
   Trizec Properties, Inc................................    33,400      687,038
                                                                      ----------
  TOTAL OFFICE PROPERTY ...........................................    3,729,414
                                                                      ----------
 OFFICE/INDUSTRIAL -- 2.6%
   Arden Realty, Inc.....................................    13,900      500,122
   Cresent Real Estate Equities Co.......................    23,100      433,125
   CRT Properties, Inc...................................    20,900      570,570
                                                                      ----------
  TOTAL OFFICE/INDUSTRIAL .........................................    1,503,817
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / REAL ESTATE SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
 REGIONAL MALLS -- 5.0%
   General Growth Properties, Inc.......................    12,500   $   513,625
   Simon Property Group, Inc............................    18,000     1,304,820
   Taubman Centers, Inc.................................    23,900       814,751
   The Macerich Co......................................     4,500       301,725
                                                                     -----------
  TOTAL REGIONAL MALLS ...........................................     2,934,921
                                                                     -----------
 RETAIL -- 2.0%
   Acadia Realty Trust..................................    22,900       427,085
   Ramco-Gershenson Properties Trust....................    16,300       477,264
   Urstadt Biddle Properties -- Class A.................    14,800       256,336
                                                                     -----------
  TOTAL RETAIL ...................................................     1,160,685
                                                                     -----------
 SHOPPING CENTERS -- 4.8%
   Developers Diversified Realty Corp...................    13,000       597,480
   Federal Realty Investment Trust......................     7,000       413,000
   Kimco Realty Corp....................................     6,400       377,024
   Kite Realty Group Trust..............................    36,600       549,000
   Pan Pacific Retail Properties, Inc...................     3,800       252,244
   Realty Income Corp...................................     4,000       100,160
   Regency Centers Corp.................................     9,500       543,400
                                                                     -----------
  TOTAL SHOPPING CENTERS .........................................     2,832,308
                                                                     -----------
 STORAGE -- 1.3%
   Public Storage, Inc..................................     8,400       531,300
   Shurgard Storage Centers, Inc........................     5,000       229,800
                                                                     -----------
  TOTAL STORAGE ..................................................       761,100
                                                                     -----------
  TOTAL REAL ESTATE INVESTMENT TRUSTS
   (Cost $21,581,988) ............................................    27,524,663
                                                                     -----------
PREFERRED STOCK -- 7.1%
 APARTMENTS -- 0.1%
   Apartment Investment & Management Co. -- Series U....     2,900        72,790
                                                                     -----------
  TOTAL APARTMENTS ...............................................        72,790
                                                                     -----------
 DIVERSIFIED -- 1.2%
   Capital Automotive -- Series A.......................     5,900       149,860
   Colonial Property Trust -- Series D..................     5,600       147,000
   iStar Financial, Inc. -- Series D....................     4,400       111,364
   iStar Financial, Inc. -- Series G....................     3,200        81,600
   New Century Financial Corp. --
    Series A*...........................................     6,300       159,390
   Vornado Realty Trust -- Series H*....................     3,200        79,310
                                                                     -----------
  TOTAL DIVERSIFIED ..............................................       728,524
                                                                     -----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
FINANCE & INSURANCE -- 0.7%
 FINANCIAL SERVICES -- 0.7%
   Annaly Mortgage Management --
    Series A.............................................     8,900   $  225,170
   MFA Mortgage Investment, Inc. --
    Series A.............................................     7,500      195,000
                                                                      ----------
                                                                         420,170
                                                                      ----------
  TOTAL FINANCE & INSURANCE .......................................      420,170
                                                                      ----------
HEALTHCARE -- 0.6%
   Health Care Property Investors, Inc. --
    Series F.............................................     6,300      160,776
   Health Care REIT -- Series F..........................     7,500      189,525
                                                                      ----------
  TOTAL HEALTHCARE ................................................      350,301
                                                                      ----------
HOTELS & MOTELS -- 0.3%
   Winston Hotels, Inc. -- Series B......................     6,621      170,127
                                                                      ----------
  TOTAL HOTELS & MOTELS ...........................................      170,127
                                                                      ----------
INDUSTRIAL -- 0.2%
   PS Business Parks, Inc. -- Series H...................     3,600       88,560
                                                                      ----------
  TOTAL INDUSTRIAL ................................................       88,560
                                                                      ----------
OFFICE PROPERTY -- 1.9%
   Alexandria Real Estate -- Series C....................     6,900      182,091
   Brandywine Realty Trust -- Series C...................     6,400      160,320
   Cousins Properties, Inc. -- Series A..................     7,500      192,750
   Kilroy Realty -- Series E.............................     3,500       90,475
   Kilroy Realty Corp. -- Series F.......................     3,700       93,980
   Maguire Properties, Inc. -- Series A..................     8,800      222,464
   SL Green Realty Corp. -- Series C.....................     4,700      120,320
                                                                      ----------
  TOTAL OFFICE PROPERTY ...........................................    1,062,400
                                                                      ----------
OFFICE/INDUSTRIAL -- 0.3%
   Crescent Real Estate Equity Co. --
    Series A.............................................     8,100      172,611
                                                                      ----------
  TOTAL OFFICE/INDUSTRIAL .........................................      172,611
                                                                      ----------
REGIONAL MALLS -- 0.6%
   Taubman Centers, Inc. -- Series A.....................    10,500      265,020
   Taubman Centers, Inc. -- Series G.....................     3,700       94,905
                                                                      ----------
  TOTAL REGIONAL MALLS ............................................      359,925
                                                                      ----------
RESTAURANTS -- 0.4%
   Trustreet Properties, Inc. -- Series A................     9,900      236,016
                                                                      ----------
  TOTAL RESTAURANTS ...............................................      236,016
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / REAL ESTATE SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 SHOPPING CENTERS -- 0.5%
   Pennsylvania Real Estate Investment
    Trust -- Series A..................................      1,800   $   106,200
   Saul Centers, Inc. -- Series A......................      6,700       175,473
                                                                     -----------
  TOTAL SHOPPING CENTERS .........................................       281,673
                                                                     -----------
 STORAGE -- 0.3%
   Public Storage, Inc. -- Series A....................      6,600       187,110
                                                                     -----------
  TOTAL STORAGE ..................................................       187,110
                                                                     -----------
  TOTAL PREFERRED STOCK (Cost $4,061,481) ........................     4,130,207
                                                                     -----------
EXCHANGE TRADED FUNDS -- 38.7%
   iShares Cohen & Steers Realty Majors Index Fund.....    303,286    21,593,963
   iShares Dow Jones U.S. Real Estate
    Index Fund.........................................     15,800     1,004,880
   streetTRACKS Wilshire REIT Index Fund...............        379        74,587
                                                                     -----------
 TOTAL EXCHANGE TRADED FUNDS
   (Cost $20,487,833) ............................................    22,673,430
                                                                     -----------


                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
SHORT-TERM INVESTMENTS -- 3.0%
   BlackRock Liquidity Funds TempCash Portfolio --
    Institutional Series...............................    864,509   $   864,509
   BlackRock Liquidity Funds TempFund Portfolio --
    Institutional Series...............................    864,511       864,511
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS (Cost $1,729,020) .................     1,729,020
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
 (Cost $49,635,006)+ .............................................   $58,513,789
                                                                     ===========

---------------
*  Non-income producing security.
+ The cost for federal income tax purposes was $49,550,011. At June 30, 2005, net unrealized appreciation was $8,963,778. This consisted of aggregate gross unrealized appreciation for all securities, in which there was as excess of market value over tax cost, of $8,982,991, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $19,213.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
  FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005


                                                                        Large Cap        Large Cap        Mid Cap         Mid Cap
                                                                      Multi-Manager    Quantitative    Multi-Manager   Quantitative
                                                                          Series          Series          Series          Series
                                                                       -----------      -----------     -----------     -----------
ASSETS:
Investment in securities, at value* ...............................    $47,044,936      $30,332,895     $26,589,068     $11,743,283
Receivable for contributions ......................................        365,916               --          65,364              --
Receivable for investments sold ...................................      1,391,167               --         545,436          30,769
Dividends and interest receivable .................................         32,688           16,838          24,901           3,705
                                                                       -----------      -----------     -----------     -----------
Total assets ......................................................     48,834,707       30,349,733      27,224,769      11,777,757
                                                                       -----------      -----------     -----------     -----------
LIABILITIES:
Payable for withdrawals ...........................................        341,178               --         329,777              --
Payable for investments purchased .................................        663,834               --         178,972          26,527
Other liabilities .................................................        314,162               --         240,953              --
Net unrealized depreciation on forward foreign currency exchange
  contracts........................................................             --               --              --              --
Accrued advisory fee ..............................................         32,173           12,572          16,309           3,655
Other accrued expenses ............................................         10,054            9,993           7,628           6,956
                                                                       -----------      -----------     -----------     -----------
Total liabilities .................................................      1,361,401           22,565         773,639          37,138
                                                                       -----------      -----------     -----------     -----------
NET ASSETS ........................................................    $47,473,306      $30,327,168     $26,451,130     $11,740,619
                                                                       ===========      ===========     ===========     ===========
------------
* Investments at cost..............................................    $41,401,194      $27,408,210     $21,813,362     $ 9,941,567




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
  FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005


                                                                         Small Cap        Small Cap     International
                                                                       Multi-Manager    Quantitative    Multi-Manager   Real Estate
                                                                           Series          Series          Series          Series
                                                                        -----------      -----------    ------------    -----------
ASSETS:
Investment in securities, at value* ................................    $39,000,121      $14,641,146    $415,794,443    $58,513,789
Cash ...............................................................             --               --       1,407,384(1)          --
Foreign currency, at value** .......................................             --               --       1,230,567             --
Receivable for contributions .......................................        114,865               --      10,609,208        311,214
Receivable for investments sold ....................................        252,517            7,262      11,060,142        755,327
Dividends and interest receivable ..................................         20,483            8,164       1,402,967        185,191
                                                                        -----------      -----------    ------------    -----------
Total assets .......................................................     39,387,986       14,656,572     441,504,711     59,765,521
                                                                        -----------      -----------    ------------    -----------
LIABILITIES:
Payable for withdrawals ............................................        312,026               --       8,943,156        301,203
Payable for investments purchased ..................................        397,964               --       3,967,804        250,143
Other liabilities ..................................................             --               --              --        195,352
Net unrealized depreciation on forward foreign currency exchange
  contracts.........................................................             --               --       1,600,599             --
Accrued advisory fee ...............................................         32,332            6,215         216,338         28,968
Other accrued expenses .............................................         11,287            9,578         136,306         10,807
                                                                        -----------      -----------    ------------    -----------
Total liabilities ..................................................        753,609           15,793      14,864,203        786,473
                                                                        -----------      -----------    ------------    -----------
NET ASSETS .........................................................    $38,634,377      $14,640,779    $426,640,508    $58,979,048
                                                                        ===========      ===========    ============    ===========
----------
* Investments at cost...............................................    $32,816,675      $11,413,191    $384,507,450    $49,635,006
** Foreign currency at cost.........................................    $        --      $        --    $  1,233,651    $        --

(1) $1,407,384 is restricted for future contracts.



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
  FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2005


                                                                        Large Cap        Large Cap        Mid Cap         Mid Cap
                                                                      Multi-Manager    Quantitative    Multi-Manager   Quantitative
                                                                          Series          Series          Series          Series
                                                                        ----------      ----------      ----------      ----------
INVESTMENT INCOME:
 Dividends ........................................................     $  639,229      $  722,946      $  286,581      $  194,591
 Foreign tax withheld .............................................             --              --            (195)             --
                                                                        ----------      ----------      ----------      ----------
 Total investment income ..........................................        639,229         722,946         286,386         194,591
                                                                        ----------      ----------      ----------      ----------
EXPENSES:
 Advisory fees ....................................................        404,284         167,692         251,338          81,171
 Administration and accounting fees ...............................         39,122          43,003          27,273          27,852
 Custody fees .....................................................         12,410          14,025          15,476          14,459
 Trustees' fees ...................................................          4,786           4,786           4,786           4,786
 Compliance services ..............................................          2,305           1,498           1,406             702
 Professional fees ................................................         36,102          23,931          23,360          21,686
 Other ............................................................         10,060           9,178           9,043           8,216
                                                                        ----------      ----------      ----------      ----------
   Total expenses before fee waivers...............................        509,069         264,113         332,682         158,872
   Fees waived.....................................................        (48,663)           (171)        (22,191)         (3,853)
                                                                        ----------      ----------      ----------      ----------
    Total expenses, net ...........................................        460,406         263,942         310,491         155,019
                                                                        ----------      ----------      ----------      ----------
 Net investment income (loss) .....................................        178,823         459,004         (24,105)         39,572
                                                                        ----------      ----------      ----------      ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY:
 Net realized gain on investments and foreign
   currency........................................................      1,215,991       1,374,650       1,150,585       1,431,768
 Change in unrealized appreciation (depreciation) on
   investments and foreign currency................................      1,638,520         707,168         870,253         464,107
                                                                        ----------      ----------      ----------      ----------
 Net gain on investments and foreign currency .....................      2,854,511       2,081,818       2,020,838       1,895,875
                                                                        ----------      ----------      ----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............     $3,033,334      $2,540,822      $1,996,733      $1,935,447
                                                                        ==========      ==========      ==========      ==========




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
  FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2005


                                                                         Small Cap        Small Cap     International
                                                                       Multi-Manager    Quantitative    Multi-Manager   Real Estate
                                                                           Series          Series          Series          Series
                                                                         ----------      ----------      -----------    -----------
INVESTMENT INCOME:
 Dividends .........................................................     $  394,385      $  215,315      $ 9,268,071    $ 1,708,552
 Interest ..........................................................            570             113          353,712             --
 Foreign tax withheld ..............................................            (45)            (72)        (966,105)          (977)
                                                                         ----------      ----------      -----------    -----------
 Total investment income ...........................................        394,910         215,356        8,655,678      1,707,575
                                                                         ----------      ----------      -----------    -----------
EXPENSES:
 Advisory fees .....................................................        429,108         106,935        2,034,305        370,570
 Administration and accounting fees ................................         39,898          38,508          319,452         42,388
 Custody fees ......................................................         20,764          15,833          322,199         21,032
 Trustees' fees ....................................................          4,786           4,786            4,786          4,786
 Compliance services ...............................................          1,940             917           16,853          2,537
 Professional fees .................................................         24,258          22,311           59,355         23,844
 Other .............................................................          9,673           8,476           26,985         10,356
                                                                         ----------      ----------      -----------    -----------
   Total expenses before fee waivers................................        530,427         197,766        2,783,935        475,513
   Fees waived......................................................        (33,485)         (6,531)              --        (39,820)
                                                                         ----------      ----------      -----------    -----------
   Total expenses, net..............................................        496,942         191,235        2,783,935        435,693
                                                                         ----------      ----------      -----------    -----------
 Net investment income (loss) ......................................       (102,032)         24,121        5,871,743      1,271,882
                                                                         ----------      ----------      -----------    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY:
 Net realized gain on investments ..................................      1,669,372       1,459,385       25,779,625      5,324,427
 Net realized gain on futures contracts ............................             --              --          735,185             --
 Net realized gain on foreign currency transactions ................             --              --          344,324             --
                                                                         ----------      ----------      -----------    -----------
 Net realized gain on investments and foreign currency .............      1,669,372       1,459,385       26,859,134      5,324,427
 Change in unrealized appreciation (depreciation) on
   investments and foreign currency.................................      2,518,845         809,098        9,881,468      6,428,489
                                                                         ----------      ----------      -----------    -----------
 Net gain on investments and foreign currency ......................      4,188,217       2,268,483       36,740,602     11,752,916
                                                                         ----------      ----------      -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............     $4,086,185      $2,292,604      $42,612,345    $13,024,798
                                                                         ==========      ==========      ===========    ===========




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
  FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2005


                                                                        Large Cap        Large Cap        Mid Cap         Mid Cap
                                                                      Multi-Manager    Quantitative    Multi-Manager   Quantitative
                                                                          Series          Series          Series          Series
                                                                       ------------    ------------     -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss) .....................................    $    178,823    $    459,004     $   (24,105)   $     39,572
 Net realized gain on investments and foreign
   currency........................................................       1,215,991       1,374,650       1,150,585       1,431,768
 Net change in unrealized appreciation (depreciation) on
   investments and foreign currency................................       1,638,520         707,168         870,253         464,107
                                                                       ------------    ------------     -----------    ------------
Net increase in net assets resulting from operations ..............       3,033,334       2,540,822       1,996,733       1,935,447
                                                                       ------------    ------------     -----------    ------------
Transactions in beneficial interest:
 Contributions ....................................................      17,939,115      21,817,698       4,875,628      17,170,930
 Withdrawals ......................................................     (13,423,325)    (23,592,705)     (8,580,002)    (20,849,932)
                                                                       ------------    ------------     -----------    ------------
Net increase (decrease) in net assets from transactions in
   beneficial interest.............................................       4,515,790      (1,775,007)     (3,704,374)     (3,679,002)
                                                                       ------------    ------------     -----------    ------------
Total increase (decrease) in net assets ...........................       7,549,124         765,815      (1,707,641)     (1,743,555)
NET ASSETS:
 Beginning of period ..............................................      39,924,182      29,561,353      28,158,771      13,484,174
                                                                       ------------    ------------     -----------    ------------
 End of period ....................................................    $ 47,473,306    $ 30,327,168     $26,451,130    $ 11,740,619
                                                                       ============    ============     ===========    ============




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
  FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2005


                                                                        Small Cap        Small Cap     International
                                                                      Multi-Manager    Quantitative    Multi-Manager    Real Estate
                                                                          Series          Series          Series          Series
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss) .....................................    $   (102,032)   $     24,121    $  5,871,743    $  1,271,882
 Net realized gain on investments and foreign
   currency........................................................       1,669,372       1,459,385      26,859,134       5,324,427
 Net change in unrealized appreciation (depreciation) on
   investments and foreign currency................................       2,518,845         809,098       9,881,468       6,428,489
                                                                       ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations ..............       4,086,185       2,292,604      42,612,345      13,024,798
                                                                       ------------    ------------    ------------    ------------
Transactions in beneficial interest:
 Contributions ....................................................       8,086,608      17,461,238     184,483,104      25,270,086
 Withdrawals ......................................................     (10,432,328)    (23,998,047)    (52,359,669)    (19,954,504)
                                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 transactions in beneficial interest ..............................      (2,345,720)     (6,536,809)    132,123,435       5,315,582
                                                                       ------------    ------------    ------------    ------------
Total increase (decrease) in net assets ...........................       1,740,465      (4,244,205)    174,735,780      18,340,380
NET ASSETS:
 Beginning of period ..............................................      36,893,912      18,884,984     251,904,728      40,638,668
                                                                       ------------    ------------    ------------    ------------
 End of period ....................................................    $ 38,634,377    $ 14,640,779    $426,640,508    $ 58,979,048
                                                                       ============    ============    ============    ============




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
  FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004


                                                                   Large Cap         Large Cap         Mid Cap           Mid Cap
                                                                 Multi-Manager     Quantitative     Multi-Manager     Quantitative
                                                                    Series            Series            Series           Series
                                                                --------------    --------------    --------------   --------------
                                                                For the Period    For the Period    For the Period   For the Period
                                                                July 1, 2003(1)   July 1, 2003(1)   July 1, 2003(1)  July 1, 2003(1)
                                                                    through           through          through           through
                                                                   June 30,          June 30,          June 30,         June 30,
                                                                     2004              2004              2004             2004
                                                                --------------    --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss) ...............................    $    117,696       $   147,501      $   (12,778)      $    (1,752)
 Net realized gain (loss) on investments and
   foreign currency..........................................        (173,977)          (85,659)         (21,491)          121,966
 Net change in unrealized appreciation (depreciation) on
   investments and foreign currency..........................       4,005,222         2,217,517        3,905,453         1,337,609
                                                                 ------------       -----------      -----------       -----------
Net increase in net assets resulting from operations ........       3,948,941         2,279,359        3,871,184         1,457,823
                                                                 ------------       -----------      -----------       -----------
Transactions in beneficial interest:
 Contributions ..............................................      47,792,635        28,184,036       28,639,768        12,140,100
 Withdrawals ................................................     (11,817,394)         (902,042)      (4,352,181)         (113,749)
                                                                 ------------       -----------      -----------       -----------
Net increase in net assets from transactions in
 beneficial interest ........................................      35,975,241        27,281,994       24,287,587        12,026,351
                                                                 ------------       -----------      -----------       -----------
Total increase in net assets ................................      39,924,182        29,561,353       28,158,771        13,484,174
NET ASSETS:
 Beginning of period ........................................              --                --               --                --
                                                                 ------------       -----------      -----------       -----------
 End of period ..............................................    $ 39,924,182       $29,561,353      $28,158,771       $13,484,174
                                                                 ============       ===========      ===========       ===========

---------------
(1)  Commencement of operations.



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
  FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004


                                                                    Small Cap         Small Cap      International
                                                                  Multi-Manager     Quantitative     Multi-Manager     Real Estate
                                                                     Series            Series           Series           Series
                                                                 --------------    --------------    -------------   --------------
                                                                 For the Period    For the Period                    For the Period
                                                                 July 1, 2003(1)   July 1, 2003(1)                   July 1, 2003(1)
                                                                     through           through        Year Ended         through
                                                                    June 30,          June 30,         June 30,         June 30,
                                                                      2004              2004             2004             2004
                                                                 --------------    --------------    -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss) ................................     $   (81,956)      $   (11,007)    $  2,275,921      $   916,678
 Net realized gain (loss) on investments and
   foreign currency...........................................       1,148,356           300,337       21,447,572          705,645
 Net change in unrealized appreciation (depreciation)
   on investments and foreign currency........................       3,664,602         2,418,857       13,832,025        2,450,293
                                                                   -----------       -----------     ------------      -----------
 Net increase in net assets resulting
   from operations............................................       4,731,002         2,708,187       37,555,518        4,072,616
                                                                   -----------       -----------     ------------      -----------
Transactions in beneficial interest:
 Contributions ...............................................      39,661,311        16,290,437      138,276,219       41,234,828
 Withdrawals .................................................      (7,498,401)         (113,640)     (19,366,075)      (4,668,776)
                                                                   -----------       -----------     ------------      -----------
Net increase in net assets from transactions in
 beneficial interest .........................................      32,162,910        16,176,797      118,910,144       36,566,052
                                                                   -----------       -----------     ------------      -----------
Total increase in net assets .................................      36,893,912        18,884,984      156,465,662       40,638,668
NET ASSETS:
 Beginning of period .........................................              --                --       95,439,066               --
                                                                   -----------       -----------     ------------      -----------
 End of period ...............................................     $36,893,912       $18,884,984     $251,904,728      $40,638,668
                                                                   ===========       ===========     ============      ===========

---------------
1  Commencement of operations.










    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE TRUST. Large Cap Multi-Manager Series, Large Cap Quantitative Series, Mid Cap Multi-Manager Series, Mid Cap Quantitative Series, Small Cap Multi-Manager Series, Small Cap Quantitative Series, International Multi-Manager Series and Real Estate Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

   As described in Note 9, effective July 1, 2005, each Series ceased operations.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. Futures contracts are valued at the most recent settlement price for the day. Forward foreign currency exchange contracts are valued based on the price of the underlying currency at the prevailing (interpolated) exchange rate, which is a combination of the spot currency rate and the forward currency rate. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

   Foreign Currency Translations. The books and records of the International Multi-Manager Series are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The International Multi-Manager Series does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Forward Foreign Currency Exchange Contracts. In connection with purchases and sales of securities denominated in a foreign currency, the International Multi-Manager Series may enter into forward foreign currency exchange contracts. Additionally, from time to time it may enter into these contracts to hedge certain foreign currency assets. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain
   (loss) from foreign currency transactions.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   Futures Transactions. The International Multi-Manager Series may invest in financial futures contracts for the purposes of hedging its existing portfolio. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield and are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Upon entering into a futures contract, the Series deposits and maintains as collateral such initial margin as required. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, or securities, are made or received by the Series each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The risk of entering into futures contracts include, but are not limited to,
   (i) the possibility that there will be an imperfect price correlation between the futures and the underlying securities; (ii) the possibility that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date; and (iii) the possibility that the Series could lose more than the original margin deposit required to initiate a futures transaction.

   Federal Income Taxes. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Other. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Interest income is recorded on the accrual basis. Each Series uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as investment adviser to each Series. For each Series, RSMC allocates the Series' assets among the subadvisers shown below and oversees their investment activities. Each Series pays RSMC and each subadviser a fee for their services as follows:

                                                  Fees
                                                 Waived                           % of Average Daily Net Assets
                                               -----------    ---------------------------------------------------------------------
  LARGE CAP MULTI-MANAGER SERIES
   ----------------------------------------
  RSMC                                             --        0.35%

  Armstrong Shaw Associates Inc.                   --        0.50% of the first $25 million under ASA's management;
   ("ASA")                                                   0.45% of the next $25 million; and 0.40% over $50 million

  Montag & Caldwell, Inc. ("M&C")1               42,249      0.65% of the first $10 million under M&C's management;
                                                             0.50% of the next $50 million; 0.35% of the next $50
                                                             million; and 0.25% over $70 million

  First Quadrant ("FQ")                            --        0.50% of the first $75 million under FQ's management;
                                                  6,414      0.35% of the next $75 million; 0.30% of the next $150
                                                             million; and 0.21% over $300 million

  LARGE CAP QUANTITATIVE SERIES
  ----------------------------------------
  RSMC                                             171       0.35%

  Parametric Portfolio Associates, Inc.            --        0.25% of the first $20 million under PPA's management;
   ("PPA")                                                   0.225% of the next $20 million; and 0.22% over $40 million

  MID CAP MULTI-MANAGER SERIES
  ----------------------------------------
  RSMC                                            9,177      0.35%

  Bennett Lawrence Management, LLC                7,290      0.55% of the first $75 million under BLM's management;
   ("BLM")(1)                                                and 0.40% over $75 million

  Eubel Brady and Suttman Asset                   1,884      0.50% of the first $25 million under EBSAM's management;
   Management, Inc. ("EBSAM")                                and 0.45% over $25 million

  Equity Investment Corporation                   3,840      0.50% of the first $25 million under EIC's management;
   ("EIC")(1)                                                0.45% of the next $25 million; and 0.40% over $50 million

  MID CAP QUANTITATIVE SERIES
  ----------------------------------------
  RSMC                                            3,853      0.35%

  PPA                                              --        0.25% of the first $20 million under PPA's management;
                                                             0.225% of the next $20 million; and 0.20% over $40 million

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

                                                  Fees
                                                 Waived                           % of Average Daily Net Assets
                                               -----------    ---------------------------------------------------------------------
  SMALL CAP MULTI-MANAGER SERIES
  ----------------------------------------
  RSMC                                           14,962      0.35%

  Batterymarch Financial Management,              ---        0.70% of the first $100 million under BFM's management;
   Inc. ("BFM")                                              and 0.60% over $100 million

  Systematic Financial Management,               18,523      0.80% of the first $25 million under SFM's management;
   L.P. ("SFM")(1)                                           0.70% of the next $50 million; and 0.55% over $75 million

  SMALL CAP QUANTITATIVE SERIES
  ----------------------------------------
  RSMC                                            6,531      0.35%

  PPA                                             ---        0.25% of the first $20 million under PPA's management;
                                                             0.225% of the next $20 million; and 0.20% over $40 million
  INTERNATIONAL MULTI-MANAGER SERIES
   ----------------------------------------
  RSMC                                            ---        0.15%

  Goldman Sachs Assets Management,                ---        0.50%
   L.P.

  Julius Baer Investment Management,              ---        0.50%
   Inc.

  REAL ESTATE SERIES
  ----------------------------------------
  RSMC                                            ---        0.35%

  AEW Management and Advisors, L.P.              21,462      0.55% of the first $25 million under AEW's management;
   ("AEW")(1)                                                0.45% of the next $25 million; and 0.35% over $50 million

  Real Estate Management Services                18,358      0.55% of the first $25 million under REMS management;
   Group ("REMS")(1)                                         0.45% of the next $25 million; and 0.35% over $50 million


(1) Pursuant to separate fee waiver agreements, the subadvisor has agreed to waive its fee to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the subadvisory agreement.

Prior to April 28, 2005, the Large Cap Multi-Manager, Large Cap Quantitative, Mid Cap Multi-Manager, Mid Cap Quantitative, Small Cap Multi-Manager and Small Cap Quantitative Series paid RSMC a fee at an annual rate of 0.40% of average daily net assets.

RSMC has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent that the combined total annual operating expenses of the Large Cap Quantitative Series and Large Cap Multi-Manager Series, Mid Cap Quantitative Series and Mid Cap Multi-Manager Series, and Small Cap Quantitative Series and Small Cap Multi-Manager Series would otherwise exceed 1.00%, 1.15% and 1.25%, respectively, flowing through

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

to the Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund and Wilmington Small Cap Strategic Allocation Fund, respectively. These expense reduction agreements will remain in place until July 1, 2006 unless the Board of Trustees approves their earlier termination.

Effective November 19, 2004, RSMC provides compliance services to the Series pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of each Series' average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statements of operations.

Prior to September 30, 2004, RSMC provided administrative and accounting services to each Series. For the period July 1, 2004 to September 30, 2004, RSMC was paid $8,545, $7,035, $5,966, $3,244 $7,914, $4,304, $56,427, and
$9,668, by the Large Cap Multi-Manager, Large Cap Quantitative, Mid Cap Multi-Manager, Mid Cap Quantitative, Small Cap Multi-Manager, Small Cap Quantitative, International Multi-Manager, and Real Estate Series, respectively, for these services.

Wilmington Trust Company, an affiliate of RSMC, serves as custodian and PFPC Trust Company serves as sub-custodian to the Series, except for International Multi-Manager Series. PFPC Trust Company serves as custodian to the International Multi-Manager Series.

Certain Series effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or the sub-advisers. Commissions paid on those trades for the fiscal year ended June 30, 2005 were as follows:

                                                                 Commissions
                                                                 -----------
  Large Cap Quantitative Series .............................     $ 22,567
  Large Cap Multi-Manager Series ............................       55,621
  Mid Cap Quantitative Series ...............................       11,060
  Mid Cap Multi-Manager Series ..............................       52,273
  Small Cap Quantitative Series .............................       16,629
  Small Cap Multi-Manager Series ............................      141,412
  Real Estate Series ........................................       62,529

4. INVESTMENT SECURITIES. During the fiscal year ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                        Large Cap        Large Cap        Mid Cap         Mid Cap
                                                                      Multi-Manager    Quantitative    Multi-Manager   Quantitative
                                                                          Series          Series          Series          Series
                                                                      -------------    ------------    -------------   ------------
  Purchases .......................................................    $33,280,465      $24,029,025     $17,383,295     $16,950,113
  Sales ...........................................................     28,074,812       25,246,978      19,777,085      20,537,805


                                                                         Small Cap        Small Cap     International
                                                                       Multi-Manager    Quantitative    Multi-Manager   Real Estate
                                                                           Series          Series          Series          Series
                                                                       -------------    ------------    -------------   -----------
  Purchases ........................................................    $34,135,637      $22,129,488    $343,047,880    $43,086,867
  Sales ............................................................     36,064,506       28,446,249     216,290,711     35,690,855

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

5. FINANCIAL HIGHLIGHTS

                                                      For the       For the Period
                                                    Fiscal Year    July 1, 2003(1)
                                                       Ended           through
                                                   June 30, 2005    June 30, 2004
                                                   -------------   ---------------
  LARGE CAP MULTI-MANAGER SERIES
  Total Return ................................        7.40%            12.20%**
  Ratios to Average Net Assets:
   Expenses:
     Including expense limitations.............        1.05%             1.04%*
     Excluding expense limitations.............        1.17%             1.24%*
   Net investment income ......................        0.41%             0.41%*
  Portfolio Turnover Rate .....................          67%               42%**


                                                      For the       For the Period
                                                    Fiscal Year    July 1, 2003(1)
                                                       Ended           through
                                                   June 30, 2005    June 30, 2004
                                                   -------------   ---------------
  LARGE CAP QUANTITATIVE SERIES
  Total Return ................................        8.19%            14.80%**
  Ratios to Average Net Assets:
   Expenses:
     Including expense limitations.............        0.88%             0.93%*
     Excluding expense limitations.............        0.88%             1.05%*
   Net investment income ......................        1.54%             0.81%*
  Portfolio Turnover Rate .....................          79%               15%**


                                                      For the       For the Period
                                                    Fiscal Year    July 1, 2003(1)
                                                       Ended           through
                                                   June 30, 2005    June 30, 2004
                                                   -------------   ---------------
  MID CAP MULTI-MANAGER SERIES
  Total Return ................................         7.37%           20.70%**
  Ratios to Average Net Assets:
   Expenses:
     Including expense limitations.............         1.13%            1.12%*
     Excluding expense limitations.............         1.21%            1.28%*
   Net investment loss ........................       (0.09)%          (0.07)%*
  Portfolio Turnover Rate .....................           66%              48%**

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

                                                      For the       For the Period
                                                    Fiscal Year    July 1, 2003(1)
                                                       Ended           through
                                                   June 30, 2005    June 30, 2004
                                                   -------------   ---------------
  MID CAP QUANTITATIVE SERIES
  Total Return ................................       14.27%            24.10%**
  Ratios to Average Net Assets:
   Expenses:
     Including expense limitations.............        1.11%             1.22%*
     Excluding expense limitations.............        1.14%             1.36%*
   Net investment income (loss) ...............        0.28%           (0.02)%*
  Portfolio Turnover Rate .....................         121%               17%**


                                                      For the       For the Period
                                                    Fiscal Year    July 1, 2003(1)
                                                       Ended           through
                                                   June 30, 2005    June 30, 2004
                                                   -------------   ---------------
  SMALL CAP MULTI-MANAGER SERIES
  Total Return ................................        10.91%           27.40%**
  Ratios to Average Net Assets:
   Expenses:
     Including expense limitations.............         1.32%            1.35%*
     Excluding expense limitations.............         1.41%            1.58%*
   Net investment loss ........................       (0.27)%          (0.33)%*
  Portfolio Turnover Rate .....................           93%             109%**


                                                      For the       For the Period
                                                    Fiscal Year    July 1, 2003(1)
                                                       Ended           through
                                                   June 30, 2005    June 30, 2004
                                                   -------------   ---------------
  SMALL CAP QUANTITATIVE SERIES
  Total Return ................................       12.21%            29.30%**
  Ratios to Average Net Assets:
   Expenses:
     Including expense limitations.............        1.04%             1.04%*
     Excluding expense limitations.............        1.08%             1.26%*
   Net investment income (loss) ...............        0.13%           (0.10)%*
  Portfolio Turnover Rate .....................         122%               20%**

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

                                                                                          For the Fiscal Years Ended June 30
                                                                                  -------------------------------------------------
                                                                                   2005     2004       2003       2002       2001
                                                                                  ------   ------    -------    --------   --------
  INTERNATIONAL MULTI-MANAGER SERIES
  Total Return................................................................    16.93%   29.36%    (8.39)%    (14.27)%   (27.48)%
  Ratios to Average Net Assets:
   Expenses:
     Including expense limitations............................................     0.88%    0.93%      1.11%       1.07%      0.99%
     Excluding expense limitations............................................     0.88%    0.93%      1.11%       1.07%      1.05%
   Net investment income......................................................     1.88%    1.31%      1.53%       0.50%      0.62%
  Portfolio Turnover Rate.....................................................       71%     129%       148%         91%        86%


                                                      For the       For the Period
                                                    Fiscal Year    July 1, 2003(1)
                                                       Ended           through
                                                   June 30, 2005    June 30, 2004
                                                   -------------   ---------------
  REAL ESTATE SERIES
  Total Return ................................       30.30%            19.80%**
  Ratios to Average Net Assets:
   Expenses:
     Including expense limitations.............        0.90%             1.18%*
     Excluding expense limitations.............        0.98%             1.25%*
   Net investment income ......................        2.63%             3.74%*
  Portfolio Turnover Rate .....................          75%               29%**

---------------
(1) Commencement of operations.
 *  Annualized.
 ** Not annualized.

6. COMMITMENTS. At June 30, 2005, the International Multi-Manager Series had entered into forward foreign currency exchange contracts, which contractually obligate the Series to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                                                       Unrealized
                                                                                        Contract       Value at       Appreciation
  Settlement Date                                            Currency Bought             Amount      June 30, 2005   (Depreciation)
  ---------------                                     -----------------------------    ----------    -------------   --------------
  July 2005 .......................................   4,157,864 Euro                   $5,416,200     $5,031,169        ($385,031)
  July 2005 .......................................   206,793 Euro                        255,100        250,227           (4,873)
  July 2005 .......................................   156,161,000 Japanese Yen          1,550,170      1,410,913         (139,257)
  August 2005 .....................................   186,486,869 Japanese Yen          1,791,300      1,687,947         (103,353)
  December 2005 ...................................   179,530,000 Japanese Yen          1,798,447      1,644,426         (154,021)
  December 2005 ...................................   137,831,700 Japanese Yen          1,381,494      1,262,486         (119,008)
  December 2005 ...................................   517,906,400 Japanese Yen          5,177,640      4,747,972         (429,668)
  December 2005 ...................................   547,424,289 Japanese Yen          5,215,800      5,018,581         (197,219)
  August 2005 .....................................   1,030,700 U.K. Pound Sterling     1,958,938      1,843,354         (115,584)
                                                                                                                      ------------
                                                                                                                      ($1,648,014)
                                                                                                                      ============

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
----------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

                                                                                                                       Unrealized
                                                                                        Contract       Value at       Appreciation
  Settlement Date                                              Currency Sold             Amount      June 30, 2005   (Depreciation)
  ---------------                                       ---------------------------    ----------    -------------   --------------
  August 2005 .......................................   21,800,100 Czech Koruna        $  971,484     $  879,978       $   91,506
  September 2005 ....................................   11,208,369 Czech Koruna           457,596        453,095            4,501
  October 2005 ......................................   2,105,176 Czech Koruna             91,000         85,173            5,827
  October 2005 ......................................   15,694,137 Czech Koruna           683,900        635,355           48,545
  November 2005 .....................................   13,012,590 Czech Koruna           538,400        528,058           10,342
  July 2005 .........................................   89,785,080 Hungarian Forint       462,000        439,669           22,331
  July 2005 .........................................   3,679,864 Polish Zloty          1,135,200      1,100,466           34,734
  July 2005 .........................................   3,096,180 Polish Zloty            929,700        925,914            3,786
  September 2005 ....................................   1,340,858 Turkish Lira            960,844        982,997         (22,153)
  October 2005 ......................................   850,164 Turkish Lira              587,000        621,375         (34,375)
  October 2005 ......................................   2,632,567 Turkish Lira          1,799,800      1,917,429        (117,629)
                                                                                                                       ----------
                                                                                                                       $   47,415
                                                                                                                       ==========

7. FINANCIAL FUTURES CONTRACTS. At June 30, 2005, the International Multi-Manager Series had open financial futures contracts as follows:

                                                                                                                       Unrealized
                                                                       Expiration       Contract       Value at       Appreciation
  Contracts to Buy                                                        Date           Amount      June 30, 2005   (Depreciation)
  ----------------                                                   --------------    ----------    -------------   --------------
   2 CAC 40 10 Euro Index Futures ................................      July 2005      $  101,299     $  102,554         $1,256
   4 Dax Index Futures ...........................................   September 2005       558,599        559,625          1,027
  58 DJ Euro Stoxx 50 Index Futures ..............................   September 2005     2,242,456      2,245,569          3,113
   4 FTSE 100 Index Futures ......................................   September 2005       366,510        367,198            688
   2 SPI 200 Index Futures .......................................   September 2005       161,769        162,854          1,085
   4 TOPIX Index Futures .........................................   September 2005       422,057        423,969          1,910


   The use of futures contracts involves elements of market risk of risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

8. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

9. SUBSEQUENT EVENT. Effective July 1, 2005, each Series distributed all of its assets and liabilities to its investors in a tax-free, in-kind distribution and ceased operations.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES
--------------------------------------------------------------------------------
  REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Large Cap Multi-Manager Series, Large Cap Quantitative Series, Mid Cap Multi-Manager Series, Mid Cap Quantitative Series, Small Cap Multi-Manager Series, Small Cap Quantitative Series, International Multi-Manager Series, and Real Estate Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2005, and the related statements of operations for the year then ended and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2005, the results of their operations for the year then ended, and the changes in their net assets for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                      Ernst & Young LLP


Philadelphia, Pennsylvania
August 12, 2005

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
  TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                  Principal              Fund             Other
                                Position(s)         Term of Office              Occupation(s)           Complex       Directorships
                                 Held with           and Length of               During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years             Trustee          Trustee
---------------------           ------------   ------------------------    ----------------------    -------------   --------------
ROBERT J. CHRISTIAN(1)          Trustee,       Shall serve until death,    Executive Vice                 48         Wilmington
Date of Birth: 2/49             President,     resignation or removal.     President and                             Low Volatility
                                Chief          Trustee, President and      Chief Investment                          Fund of Funds
                                Executive      Chairman of the Board       Officer of Wilmington                     (Closed-End
                                Officer and    since October 1998.         Trust Company since                       Registered
                                Chairman of                                February 1996;                            Investment
                                the Board                                  President of Rodney                       Company).
                                                                           Square Management
                                                                           Corporation ("RSMC")
                                                                           from 1996 to 2005;
                                                                           Vice President of
                                                                           RSMC since 2005.

FRED FILOON(2)                  Trustee        Shall serve until           Senior Vice President,         48         None
520 Madison Avenue                             death, resignation or       Principal of Cramer
New York, NY 10022                             removal. Trustee            Rosenthal McGlynn, LLC
Date of Birth: 3/42                            since November 2004.        since 1991.

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

(2) Mr. Filoon is an "interested" Trustee by reason of his position as Senior Vice President to Cramer Rosenthal McGlynn, LLC, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
  TRUSTEES AND OFFICERS --- continued
================================================================================

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                              Principal               Fund              Other
                           Position(s)         Term of Office               Occupation(s)            Complex        Directorships
                            Held with           and Length of                During Past           Overseen by         Held by
Name, Address and Age      Fund Complex          Time Served                 Five Years              Trustee           Trustee
---------------------      ------------   ------------------------    ------------------------    -------------   -----------------
INDEPENDENT TRUSTEES       Trustee        Shall serve until death,    Founder and                      48         First Potomac
ROBERT H. ARNOLD                          resignation or removal.     co-manages,                                 Realty Trust
Date of Birth: 3/44                       Trustee since May           R. H. Arnold & Co.,                         (real estate
                                          1997.                       Inc. (investment                            investment
                                                                      banking company)                            trust)
                                                                      since 1989.

DR. ERIC BRUCKER           Trustee        Shall serve until death,    Professor                        48         Wilmington
Date of Birth: 12/41                      resignation or removal.     of Economics                                Low Volatility
                                          Trustee since October       Widener University                          Fund of Funds
                                          1999.                       since July 2004;                            (Closed-End
                                                                      Formally, Dean,                             Registered
                                                                      School of Business                          Investment
                                                                      Administration of                           Company).
                                                                      Widener University
                                                                      from 2001 to 2004;
                                                                      Prior to that, Dean,
                                                                      College of Business,
                                                                      Public Policy and
                                                                      Health at the University
                                                                      of Maine from September
                                                                      1998 to June 2001.

NICHOLAS A. GIORDANO       Trustee        Shall serve until death,    Consultant, financial            48         Wilmington
Date of Birth: 3/43                       resignation or removal.     services organizations                      Low Volatility
                                          Trustee since October       from 1997 to present;                       Fund of Funds
                                          1998.                       Interim President,                          (Closed-end
                                                                      LaSalle University                          Registered
                                                                      from 1998 to 1999.                          Investment
                                                                                                                  Company);
                                                                                                                  Kalmar Pooled
                                                                                                                  Investment Trust;
                                                                                                                  Independence
                                                                                                                  Blue Cross;
                                                                                                                  IntriCon
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  furnaces and
                                                                                                                  ovens).

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
  TRUSTEES AND OFFICERS --- continued
================================================================================

INDEPENDENT TRUSTEES

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                  Principal              Fund             Other
                                 Position(s)         Term of Office             Occupation(s)           Complex       Directorships
                                  Held with           and Length of              During Past          Overseen by        Held by
Name, Address and Age            Fund Complex          Time Served                Five Years            Trustee          Trustee
---------------------            ------------   ------------------------    ---------------------    -------------   --------------
LOUIS KLEIN, JR.                 Trustee        Shall serve until death,    Self-employed                 48         WHX
Date of Birth: 5/35                             resignation or removal.     financial consultant                     Corporation
                                                Trustee since October       since 1991.                              (industrial
                                                1999.                                                                manufacturer);
                                                                                                                     CRM Mutual
                                                                                                                     Fund Trust.

CLEMENT C. MOORE, II             Trustee        Shall serve until death,    Managing Partner,             48         CRM Mutual
Date of Birth: 9/44                             resignation or removal.     Mariemont Holdings,                      Fund Trust.
                                                Trustee since October       LLC, (real estate
                                                1999.                       holding and
                                                                            development company)
                                                                            since 1980.

JOHN J. QUINDLEN                 Trustee        Shall serve until death,    Retired since 1993.           48         None
Date of Birth: 5/32                             resignation or removal.
                                                Trustee since October
                                                1999.

MARK A. SARGENT                  Trustee        Shall serve until death,    Dean and Professor of         48         Wilmington
Date of Birth: 4/51                             resignation or removal.     Law, Villanova                           Low Volatility
                                                Trustee since               University School of                     Fund of Funds
                                                November 2001.              Law since July 1997.                     (Closed-end
                                                                                                                     Registered
                                                                                                                     Investment
                                                                                                                     Company).

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
  TRUSTEES AND OFFICERS --- continued
================================================================================

EXECUTIVE OFFICERS

                                                                                                        Number of
                                                                                                      Portfolios in
                                                                               Principal                  Fund            Other
                            Position(s)          Term of Office              Occupation(s)               Complex      Directorships
                             Held with           and Length of                During Past              Overseen by       Held by
Name, Address and Age      Fund Complex           Time Served                  Five Years                Trustee         Trustee
---------------------     ---------------   -----------------------  -----------------------------    -------------   -------------
ERIC K. CHEUNG            Vice President    Shall serve at the       Vice President,                       N/A             N/A
1100 North Market         Chief Financial   pleasure of the Board    Wilmington Trust
Street                    Officer &         and until successor is   Company Since 1986;
Wilmington, DE 19890      Treasurer         elected and qualified.   and Vice President and
Date of Birth: 12/54                        Officer since October    Director of Rodney
                                            1998.                    Square Management
                                                                     Corporation since
                                                                     2001.

JOSEPH M. FAHEY, JR.      Vice President    Shall serve at the       Vice President, Rodney                N/A             N/A
1100 North Market                           pleasure of the Board    Square Management
Street                                      and until successor is   Corporation since
Wilmington, DE 19890                        elected and qualified.   1992.
Date of Birth: 1/57                         Officer since November
                                            1999.

WILLIAM P. RICHARDS, JR.  Vice President    Shall serve at the       Managing Director,                    N/A             N/A
100 Wilshire                                pleasure of the Board    Roxbury Capital
Boulevard                                   and until successor is   Management LLC
Suite 1000                                  elected and qualified.   since 1998.
Santa Monica, CA                            Officer since November
90401                                       2004.
Date of Birth: 11/36

ANNA M. BENCROWSKY        Chief             Shall serve at the       Vice President/                       N/A             N/A
1100 North Market         Compliance        pleasure of the Board    Chief Compliance
Street                    Officer           and until successor is   Officer, Rodney Square
Wilmington, DE 19890                        elected and qualified.   Management Corporation
Date of Birth: 5/51                         Officer since September  since 2004; Vice President
                                            2004.                    and Chief Compliance
                                                                     Officer, 1838 Investment
                                                                     Advisors, LP From 1998
                                                                     to 2004; Vice President,
                                                                     Secretary, and Treasurer,
                                                                     1838 Investment Advisors
                                                                     Funds from 1995 to 2004;
                                                                     Vice President and Secretary,
                                                                     1838 Bond--Debenture
                                                                     Trading Fund from
                                                                     1982 to 2004.

CHARLOTTA NILSSON         Secretary         Shall serve at the       Mutual Fund                           N/A             N/A
1100 North Market                           pleasure of the Board    Regulatory Administrator,
Street                                      and until successor is   Wilmington Trust Company
Wilmington, DE 19890                        elected and qualified.   since 2003.
Date of Birth: 9/70                         Officer since February   From 2001 to 2003
                                            2003.                    Regulatory Administrator,
                                                                     PFPC, Inc.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
  TRUSTEES AND OFFICERS --- continued
================================================================================

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolios is available, without charge and upon request, on the SEC's website at http:// www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.





APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of the Trust has retained RSMC to serve as investment adviser to the Funds pursuant to an Investment Advisory Agreement between the Fund, on behalf of the Funds, and RSMC. The Board had recently reviewed and approved an Investment Advisory Agreement ("Agreement") with RSMC on behalf of the Wilmington International Strategic Allocation Fund (the "International Fund") that will increase the advisory fees paid to RSMC as compared to the fees currently paid to RSMC. The Agreement was presented to shareholders of the International Fund at a special meeting of shareholders held on July 27, 2005 for a vote to approve or disapprove the Agreement. The Agreement was approved by shareholders of the International Fund at the special meeting. The Agreement has an initial term of two years, and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees or by a majority of the outstanding voting securities of the International Fund, as the case may be, and in either event, by a majority of those Trustees who are not "interested persons" (as defined by the 1940 Act) of any party to the Agreement ("Independent Trustees") casting votes in person at a meeting called for such purpose. Further details about the Agreement can be found in the proxy statement dated June 7, 2005 for the special shareholder meeting.

Before meeting to determine whether to approve the Agreement with RSMC on behalf of the International Fund, the Board had the opportunity to review written materials provided by RSMC and by legal counsel to the Trust which contained information to help the Board evaluate the Agreement. The materials included a memorandum from the Trust's legal counsel regarding the Trustees' responsibilities in evaluating and approving the Agreement; a memorandum from RSMC containing detailed information about RSMC's services to the International Fund; performance of the International Fund; allocation of portfolio transactions; compliance and administration information; and the compensation to be received by RSMC from the International Fund; a copy of the current investment advisory agreement between the Trust and RSMC; a copy of the proposed Agreement between the Trust and RSMC; audited financial statements for RSMC for the period ended June 30, 2004; the Advisor's ADV Part I and II; comparative performance data for the Portfolios relative to peer funds; and comparative statistics and fee data for the Portfolios relative to peer funds.

During its deliberations on whether to approve the Agreement and the advisory fees to be paid under the Agreement, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by RSMC and determined that such services will meet the needs of the International Fund and its shareholders. To make such determination, the Board relied upon summaries presented to it of comparable services

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
  TRUSTEES AND OFFICERS --- continued
================================================================================

provided by other advisers and determined that the nature, extent and quality of services provided by RSMC equals or exceeds such services relative to other advisers in the market place. The Board also found that RSMC's services to the International Fund are comparable to services provided to funds with similar investment objectives, strategies and policies as the International Fund.

The Board considered the investment performance of the International Fund and RSMC. The Board evaluated comparative data provided in advance of its meeting that presented statistics about similarly managed open-end, no-load funds with similar assets. In addition, the Board reviewed comparative performance data of RSMC relative to other advisers in the investment management industry that advise funds with investment objectives, policies and strategies similar to that of the International Fund. The Board concluded that the investment performance of the International Fund and RSMC satisfactorily reflected the range of investment performance of investment funds with investment objectives, policies and strategies similar to that of the International Fund.

The Board considered the costs of the services to be provided and profits expected to be realized by RSMC and its affiliates from their relationship with the Trust and the International Fund. The Board also considered whether RSMC or its affiliates received additional compensation or benefits from its relationship with the Trust and the International Fund and the services provided for such additional compensation. The Board reviewed RSMC's financial statements, as well as any direct or indirect revenues received by affiliates of RSMC. In addition, the Board reviewed each Portfolio's expenses, including the advisory fee and the overall expense structure of the Trust, and the International Fund, each in absolute terms and relative to funds with similar investment objectives, policies and strategies. The Board determined that RSMC's fees and profits from its relationship with the Trust and the International Fund are reasonable.

The Board considered the extent to which economies of scale would be realized relative to fee levels as the International Fund grows, and whether fee levels reflect these economies of scale for the benefit of investors. The Board determined that economies of scale would be achieved at higher asset levels as fixed costs of the International Fund are spread over a larger asset base, however, the Board noted that the Agreement does not provide for asset level break-point reductions in the advisory fee.

In evaluating the fee increase to RSMC for advisory services to the International Fund, the Board reviewed a memorandum on Equity Funds Fee Structures, a matrix analysis of equity fund management fees, a summary of comparative fee data on comparable funds, comparative data on assets, expenses and advisory fees for domestic equity funds, a net expense analysis of the International Fund, and International Fund pro forma data for a stand-alone expense analysis. The Trustees observed that, upon the restructuring of the Trust from a master-feeder structure to a stand-alone fund structure, RSMC would take on increased investment, research and regulatory responsibilities in management of the International Fund in addition to its current responsibilities of allocating between sub-advisers. Further, the Trustees determined that the proposed increase in fees for advisory services to the International Fund was reasonable after considering comparisons to the International Fund's respective peer grouping which were provided by RSMC. The Board concluded that an increase in the International Fund's advisory fees is necessary to adequately compensate RSMC for its increased responsibilities necessary to manage the International Fund appropriately.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
  TRUSTEES AND OFFICERS --- continued
================================================================================

In approving an advisory fee increase for the International Fund, the Trustees also considered the increase in compliance responsibility, particularly with respect to market timing and valuation issues of the International Fund. RSMC has also represented to the Board that no future increases in advisory fees are expected.

The Board considered the foregoing factors in light of its accumulated experience in governing the Trust and the International Fund and working with RSMC on matters relating to the Trust and the International Fund, and the Board was assisted by the advice of legal counsel. Further, the Board had received a significant amount of information about the Trust, the International Fund and RSMC on an ongoing basis. RSMC provides information at each regular meeting of the Board, and furnished additional reports in connection with the Board's formal review of the proposed Agreement. Thus, the Board's evaluation of the Agreement is supported by RSMC's regular reports concerning : (1) RSMC's investment philosophy, personnel and processes; (2) the International Fund's short-term and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor funds), and comments on the reasons for performance; (3) the International Fund's expenses as described above; (4) the use and allocation of brokerage commissions derived from trading the International Fund's securities; (5) the nature and extent of the advisory and other services provided to the Trust and the International Fund by RSMC; and (6) compliance and audit reports concerning the Trust, the International Fund and RSMC.

The Board has based its decision to approve the Agreement on the relevant factors noted herein and using its reasonable business judgment, with a view to future long-term considerations.

Based on the Board's consideration of the foregoing matters as it deemed relevant with the assistance of counsel, the Independent Trustees as well as the full Board of Trustees concluded that the approval of the Agreement, including the advisory fee, is in the best interests of the International Fund and its shareholders.

                                    TRUSTEES                                                                     WILMINGTON
                                Robert H. Arnold                                                                      FUNDS
                                Dr. Eric Brucker
                              Robert J. Christian
                                  Fred Filoon
                              Nicholas A. Giordano
                                Louis Klein, Jr.                           ------------------------------------------------
                              Clement C. Moore, II                          Strategic Allocation Funds
                                John J. Quindlen                           ------------------------------------------------
                                Mark A. Sargent
                          ----------------------------
                                                                                     o  Large Cap Strategic Allocation
                                    OFFICERS
                        Robert J. Christian, President/
                            Chief Executive Officer                                  o  Mid Cap Strategic Allocation
                          Eric Cheung, Vice President/
                       Chief Financial Officer/Treasurer
                      Joseph M. Fahey, Jr., Vice President                           o  Small Cap Strategic Allocation
                          Charlotta Nilsson, Secretary
                  Anna M. Bencrowsky, Chief Compliance Officer
                    William P. Richards, Jr., Vice President                         o  International Strategic Allocation
                          ----------------------------

                               INVESTMENT ADVISER                                    o  Real Estate Strategic Allocation
                               AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                          ----------------------------

                                 TRANSFER AGENT
                               ADMINISTRATOR AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                          ----------------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                               PFPC Trust Company
                          ----------------------------





This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Strategic
Allocation Funds.

                                                                                                         ANNUAL
WSAF-ANN - 6/05                                                                                      June 30, 2005

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

   The financial markets over the past year have performed reasonably well, but most of the performance occurred in the second half of 2004. Large capitalization stocks for example (Standard and Poor's 500 Index) rose 6.3% in the twelve months ended June 2005, but actually fell marginally (-0.8%) in the first half of 2005. Mid-capitalization and small-capitalization stocks, S&P
400 and S&P 600 Indices, respectively, performed better than their large cap brethren, advancing 14.0%, and 13.5%, respectively, over the last year. Both mid-cap and small-cap stocks had slight increases in the first half of 2005, rising 3.8% and 1.8%, respectively. International stocks (MSCI EAFE Index) rose 13.7% in the past year and again it was all in the second half of 2004 as the first half of 2005 produced a modest 1.2% decline in the index.

   The fixed income markets have had a much smoother return pattern over the past year. The Lehman Aggregate Index was up 6.8% over the past year and 2.5% in the first half of 2005. Longer-term sectors produced more lucrative returns. The 30-year U.S. Treasury Index advanced 22.5% in the past year and 11.6% in the first half of 2005.

   Yogi Berra, a well known baseball coach said "The future ain't what it used to be," and that happens to summarize our analysis for the U.S. economy, interest rates and the financial markets. We know that the economy grew in the first half of 2005, and we know that inflation and interest rates rose. But, our analysis brings us to the conclusion that the growth we enjoyed in the first half of 2005 will most likely not be repeated in the second half of the year. The main forces affecting this slowdown in economic growth are the tri-partite forces of tighter monetary policy, higher housing prices and higher oil prices. Oil prices, of course, have been well documented and are often at the forefront of the daily business news reports. But, in fact, monetary policy is far more powerful and far more of a concern than day-to-day fluctuations in oil prices. And, monetary policy has become reasonably restrictive over the past year. The Federal Reserve increased its target rate for federal funds in eight 25 basis point increments, closing the fiscal year at 3.25%. Money supply growth (year to year change in M3) has fallen from 6.8% in May of 2003 to 5.7% in May 2004 to 4.3% in May 2005. (Money supply as measured by the "M3" consists of checking accounts, currency, money market mutual funds savings accounts and CDs.) Money supply growth is a very good indicator of future economic growth, at least directionally. This slowdown in money supply growth over the last year should result in slower economic momentum over the next year.

    Further slowing economic momentum will be the very area that helped the economy in 2003 and 2004 -- housing. The word "bubble" has been ascribed to housing prices in the past six months, and the debate will surely rage as to its appropriateness. But, there is no debate over the impact of housing prices on mortgage financing. The affordability of housing has deteriorated in the last year, mainly because of higher home prices. The median sales price of homes has risen by 12% in the past year and 21% in the past two years.

   The impact of these forces on the overall economy is both direct and indirect. The direct impact of course is on housing itself. Surely, lower affordability will result in lower sales and lower new housing starts. Last year (2004) was a record year for home sales. Even early this year, sales were strong. But with affordability levels at 10-year lows, this robust pace can not likely continue.

   The secondary impact results from existing variable-rate mortgages. Households with these types of mortgages have already experienced a rise in their monthly mortgage payments and this will continue for other

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WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  PRESIDENT'S MESSAGE -- continued
================================================================================

households as this year progresses. Couple this impact with the cost of energy, and it seems clear that consumers will have less discretionary spending dollars in the next year.

   As a result of these monetary and energy forces acting upon the economy, there is likely to be a slowdown in economic growth in the next year. The 3.8% growth rate of the first quarter of 2005 is likely to be the fastest pace for this year. As economic momentum subsides, Federal Reserve policy will likely shift from an inflation focus to a growth focus. Thus, it is likely that the Fed's task of raising short-term interest rates will come to a close. We believe interest rates will stabilize during the second half of 2005, with only minimal increases, if any.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

WILMINGTON BROAD MARKET BOND, SHORT/INTERMEDIATE BOND & SHORT-TERM INCOME PORTFOLIOS

   The Wilmington Short/Intermediate Bond Portfolio ("Short/Intermediate Portfolio") and Wilmington Broad Market Bond Portfolio ("Broad Market Portfolio") are designed to give shareholders broad exposure to the dynamics of the taxable fixed income bond market with a stable flow of income and minimization of risk. The Portfolios seek to achieve this goal by applying a disciplined and systematic investment process to manage actively a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors. The major difference between the Short/Intermediate Portfolio and Broad Market Portfolio is the exposure to interest rate risk. The Short/ Intermediate Portfolio has a lower risk exposure to interest rates and finished the fiscal year end with an effective duration of 3.7 years. The Broad Market Portfolio had an effective duration of 5.3 years at the same point in time.

   The Wilmington Short-Term Income Portfolio ("Short-Term Portfolio"), is designed to provide for a high level of current income while limiting principal value fluctuations by investing in securities with maturities or average lives that are less than five years. The Short-Term Portfolio is expected to invest primarily in short-term investment grade bonds, but it may invest up to 20% in securities that are below investment grade ratings by Standard & Poor's or Moody's. As of June 30, 2005, the Short-Term Portfolio had an effective duration of 1.9 years.

   There were several major trends over the past year which dominated the strategy employed by each of the Portfolios. Rising short-term rates was one of these major trends as the Federal Reserve announced on June 30, 2004 that it would begin raising overnight interest rates. The overnight Fed Funds rate was increased from 1.00% to 1.25% on June 30, 2004, and the Federal Reserve indicated that it would continue to make increases at a "measured pace." This wording translated into additional rate hikes at each subsequent Federal Open Market Committee meeting, bringing the overnight Federal Funds rate up to 3.25% by June 30, 2005. A flattening yield curve trend accompanied the policy direction dictated by the Federal Reserve. This is not at all unusual, but this particular cycle was very unique with respect to the dynamics of long-term rates. Normally, the production of a flatter yield curve, while the Fed pushes up short-term rates includes higher long-term rates, albeit at increases significantly below those experienced by short-term rates. However, over the past year, 2-Year Treasury Note yields moved higher by 94 bps while 30-Year Treasury Bond yields fell 110 bps.

   The corporate bond market and the mortgage-backed market posted strong performances over the past fiscal year. As measured by the Lehman Credit Index, the corporate bond market had a total return over this period of 8.15%. This performance reflected both higher income returns than available in the Treasury market, plus the

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  PRESIDENT'S MESSAGE -- continued
================================================================================

benefit of narrower yield spreads versus the Treasury market. The Option Adjusted Spread on the index narrowed from 93 basis points on June 30, 2004 to 75 basis points ("bps") on December 31, 2004. Over the first six months of 2005, this spread widened by 11 bps to reach 86 bps on June 30, 2005. The Lehman Credit Index went through a significant change when the major domestic automakers, Ford and GM, were eliminated from the index as of June 1, 2005 upon credit downgrades by S&P to below investment grade. Spread information at the end of the fiscal year reflects the elimination of these two issuers, which subtracted about 15 bps from the index spread. The fixed rate mortgage-backed market, as measured by the Lehman MBS Fixed Rate Index, generated a substantial 114 bps of excess return over the Treasury market over the past year. Higher yield levels accounted for much of this return premium.

   Given this environment, we will examine the strategies employed by each of the three portfolios.

WILMINGTON SHORT-TERM INCOME PORTFOLIO

   The Short-Term Portfolio performed well over the first six months of the fiscal year, outperforming its benchmark and peer group averages. The Short-Term Portfolio had total returns of 1.59% and 0.26% during the third and fourth quarters of 2004, respectively, and finished the six-month period with a total return of 1.85%. This compared positively to the Merrill Lynch 1-5 Year Treasury Index ("Merrill Lynch 1-5 Yr.") which had returns of 1.50% and -0.01%, respectively, during the two quarters and finished with a return of 1.49% over the six months.

   During the second half of the fiscal year, the Short-Term Portfolio underperformed the Merrill Lynch 1-5 Yr. as the Portfolio returned 0.77% while the Index returned 0.97% over the six month period. Over the entire fiscal year, the Short-Term Portfolio returned 2.64% versus 2.47% for the Merrill Lynch 1-5 Yr.

   For the Short-Term Portfolio, the major keys to success were maintaining a shorter average duration than the Merrill Lynch 1-5 Yr. and seeking high income returns. The Short-Term Portfolio maintains its investments with effective maturities from one to five years, which means that it was largely impacted by a rising rate environment. The duration of the Portfolio was kept at roughly 85-90% of the market level during much of the past year, allowing the rise in rates to have less of a negative impact on the portfolio.

   Attempting to generate high income returns, the Short-Term Portfolio was positioned heavily in corporate bonds, which proved to be very successful during the first part of the fiscal year but then less so during the second half of the period. As mentioned above, credit conditions were very favorable during the first half of the fiscal year, and corporate bonds performed very well relative to the Treasury market. However, 2005 opened with spreads at very tight levels, problems in the automobile sector as well as an increase in merger activity causing spread volatility to increase. As a result, the Short-Term Portfolio underperformed the Treasury market during the first 6 months of 2005. Credit conditions remain very favorable despite the difficult first six months, allowing the Portfolio to remain heavily committed to the corporate bond market with a sector allocation of 82% at June 30, 2005.

   The following graph compares the Short-Term Portfolio with that of the Merrill Lynch 1-5 Yr., an unmanaged index that consist of all U.S. Treasury securities outstanding with maturities greater than one year and less than five years, since the Portfolio's commencement of operations on July 1, 2003 through June 30, 2005.*

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  PRESIDENT'S MESSAGE -- continued
================================================================================

================================================================================

                               [GRAPH OMITTED]

================================================================================

                                                        Total Return
                                                       Since Inception
                                       1 Year             (7/1/03)
                                       ------          ---------------
Short-Term Portfolio                    2.64%               1.28%
Merrill Lynch 1-5 Yr.                   2.47%               1.27%




                  Wilmington Short-Term Income - Institutional

    10,000                          9,994                       10,258
--------------------------------------------------------------------------------
    7/1/03                         6/30/04                     6/30/05


                       NEED PLOT POINTS FOR MERRILL LYNCH


---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

  An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested.

  The values shown reflect a hypothetical investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

  The performance in the graph does not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  PRESIDENT'S MESSAGE -- continued
================================================================================

WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO

   The Short/Intermediate Portfolio performed well over the past year. The Portfolio slightly underperformed its benchmark but finished well ahead of its peer group averages. The Short/Intermediate Portfolio had a total return of 4.50% over the past fiscal year. This compares well to the Lehman Intermediate Government/Credit Index which returned 4.78% over the same twelve month period. The Short/Intermediate Portfolio performed very well based on total return relative to its Lipper Short/Intermediate Investment Grade Universe peer group by placing in the 21st percentile out of 150 funds for the one year period, in the 20th percentile out of 96 funds for the five year period and in the 24th percentile for the 10 year period of out of 49 funds, based on total return for the period ended June 30, 2005.

   The problems confronting the Short/Intermediate Portfolio were only slightly different from those faced by the Short-Term Portfolio. The major difference involves the Short/Intermediate Portfolio's exposure to the yield curve beyond five years. With yields falling along the longer end of the yield curve, the Short/Intermediate Portfolio was positioned to have more exposure than the market to those securities with durations in excess of 6 years. At the same time, exposure to very short-term holdings was also increased to levels above the market. The portfolio exposure in the middle of the yield curve was positioned with an exposure below the market. This strategy, known as creating a "barbell" helped the Portfolio to weather the dramatic flattening of the yield curve which took place over much of the past year.

   The Portfolio also maintained a higher than market weighting in the income enhancing parts of the taxable fixed income market. The Portfolio was over-weighted in corporate bonds with an allocation of 51.5% of the portfolio in this sector versus 38.9% for the benchmark index as of June 30, 2005. We remain committed to this sector because we believe the strong fundamental and technical support will continue. The first part of 2005 featured considerable volatility from the downgrades of the two largest domestic automakers. With this event behind the market, better trading conditions are likely to evolve as we move into the second half of 2005.

   The following graph compares the Short/Intermediate Portfolio with that of the Lehman Intermediate Government/Credit Index ("Lehman Inter. Govt/Credit"), an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government agency obligations and investment grade corporate debt obligations with a maturity range between 1 and 10 years, and the Merrill Lynch 1 - 10 Year U.S. Treasury Index ("Merrill Lynch 1 - 10 Yr."), an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years, for the past ten years ended June 30, 2005. Please bear in mind that a direct investment in this index is not possible.*

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  PRESIDENT'S MESSAGE -- continued
================================================================================

================================================================================

                               [GRAPH OMITTED]

================================================================================

                                         Average Annual Total Return
                                       -------------------------------
                                       1 Year     5 Year       10 Year
                                       ------     ------       -------
Short/Intermediate                      4.50%      6.38%        5.91%*
Lehman Inter Govt./Credit               4.78%      6.87%        6.34%
Merrill Lynch 1-10 Yr.                  3.74%      5.80%        5.84%


               Wilmington Short/Intermediate Bond - Institutional

 10,000    10,435    11,144    12,084    12,502    13,037    14,368    15,386    17,031    16,993    17,759
-----------------------------------------------------------------------------------------------------------
6/30/95   6/30/96   6/30/97   6/30/98   6/30/99   6/30/00   6/30/01   6/30/02   6/30/03   6/30/04   6/30/05

                              LB IT Gvt/Credit TR
                                (% Total Return)

10,000.00  10,499.59   11,258.19   12,218.17   12,729.66   13,265.02   14,730.04    15,933.70   17,656.95    17,646.69   18,488.39
----------------------------------------------------------------------------------------------------------------------------------
6/30/95     6/30/96     6/30/97     6/30/98     6/30/99     6/30/00     6/30/01      6/30/02     6/30/03      6/30/04     6/30/05

                                    ML (1-10)
                                (% Total Return)

10,000.00  10,488.75   11,213.16   12,160.54   12,707.15   13,306.93   14,623.05    15,795.36   17,072.78    17,005.24   17,640.53
----------------------------------------------------------------------------------------------------------------------------------
6/30/95     6/30/96     6/30/97     6/30/98     6/30/99     6/30/00     6/30/01      6/30/02     6/30/03      6/30/04     6/30/05

---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

  An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested.

  The values shown reflect a hypothetical investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

  The performance in the graph does not reflect the deduction of taxes the shareholders would pay on fund distributions or redemption of fund shares.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  PRESIDENT'S MESSAGE -- continued
================================================================================

WILMINGTON BROAD MARKET BOND PORTFOLIO

   The Broad Market Portfolio performed well over the past year. The Portfolio slightly underperformed its benchmark, but finished ahead of its peer group averages over the fiscal year time frame. The Broad Market Portfolio had a total return of 6.80% over the twelve-months ending June 30, 2005. This compares well to the Lehman Government/Credit Index which had a return of 7.26% over the same period. The Broad Market Portfolio performed very well based on total return relative to its Lipper Intermediate Investment Grade Universe peer group by placing in the 24th percentile out of 452 funds for the one year period, in the 35th percentile for the five year period out of 274 funds and in the 32nd percentile for the 10 year period of out of 137 funds, based on total return for the periods ending June 30, 2005.

    With the ability to have exposure across the entire yield curve, the Broad Market Portfolio was also constructed in a similar fashion to the Short/ Intermediate Portfolio but with more emphasis on longer-term securities. The Portfolio was slightly under-weighted in positions with durations in excess of eight years at the start of the twelve-month period, but we added positions which generated a 7.5% over-weight position by June 30, 2005. The Broad Market Portfolio was also constructed to generate higher income returns during the period as non-Treasury holdings were held well in excess of the benchmark levels as defined by the Lehman Government/ Credit Index. The Broad Market Portfolio had an allocation of 58% in corporate bonds at June 30, 2004 and an additional 11% allocated to higher yielding mortgage-backed and asset-backed securities. This compared to a weighting of 41% in corporate bonds in the above mentioned index. A year later, the weighting in corporate bonds was up slightly to 61%.

   The following graph compares the Broad Market Portfolio and its predecessor, the Bond Fund (a collective investment Fund), with that of the Lehman Government/Credit Index ("Lehman Govt/Credit"), an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government agency obligations and investment grade corporate debt obligations with maturities no less than 1 year, and the Merrill Lynch U.S. Treasury Master Index ("Merrill Lynch U.S. Treasury"), an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years, for the past ten years ended June 30, 2005. * The Bond Fund's performance has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Broad Market Bond Portfolio (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Bond Fund was not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Bond Fund had been registered under the 1940 Act, its performance may have been different.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  PRESIDENT'S MESSAGE -- continued
================================================================================

================================================================================

                               [GRAPH OMITTED]

================================================================================

                                         Average Annual Total Return
                                       -------------------------------
                                       1 Year     5 Year       10 Year
                                       ------     ------       -------
Broad Market Bond                       6.80%      7.01%        6.32%
Lehman Govt/Credit                      7.26%      7.71%        6.90%
Merrill Lynch U.S. Treasury             6.97%      6.96%        6.61%


                  Wilmington Broad Market Bond - Institutional

 10,000    10,356    11,092    12,298    12,554    13,147    14,476    15,495    17,473    17,276    18,451
-----------------------------------------------------------------------------------------------------------
6/30/95   6/30/96   6/30/97   6/30/98   6/30/99   6/30/00   6/30/01   6/30/02   6/30/03   6/30/04   6/30/05

                                LB Gvt/Credit TR
                                (% Total Return)

10,000.00  10,465.66   11,276.78   12,549.50   12,887.51   13,440.78   14,938.13    16,168.57   18,292.90    18,163.29   19,481.86
----------------------------------------------------------------------------------------------------------------------------------
6/30/95     6/30/96     6/30/97     6/30/98     6/30/99     6/30/00     6/30/01      6/30/02     6/30/03      6/30/04     6/30/05

                                 ML Treasury TR
                                (% Total Return)

10,000.00  10,445.97   11,213.66   12,482.90   12,863.44   13,552.53   14,875.47    16,126.84   18,003.69    17,735.76   18,971.29
----------------------------------------------------------------------------------------------------------------------------------
6/30/95     6/30/96     6/30/97     6/30/98     6/30/99     6/30/00     6/30/01      6/30/02     6/30/03      6/30/04     6/30/05

---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

  An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested.

  The values shown reflect a hypothetical investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

  The performance in the graph does not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  PRESIDENT'S MESSAGE -- continued
================================================================================

WILMINGTON MUNICIPAL BOND PORTFOLIO

   The Wilmington Municipal Bond Portfolio (the "Municipal Portfolio") is an intermediate, high quality fund designed to seek to produce a high level of income that is exempt from Federal income taxes while seeking preservation of capital. The Portfolio's basic investment strategy is to identify and purchase the undervalued sectors of the municipal market. The Municipal Portfolio normally will be fully invested with an average maturity in the 5-to 10-year range.

   Performance for the Municipal Portfolio for the annual period ended June 30, 2005 was 4.56%, versus the Lipper Intermediate Municipal Debt Funds peer group of 5.04% and the Lehman Short/Intermediate Municipal Index of 4.54% (gross return).

   On June 30, 2005, the Municipal Portfolio had an average effective maturity of 4.8 years, a duration of 4.5 years, and an average coupon of 5.13%, versus the benchmark Lehman Short/Intermediate Municipal Index, which had an average effective maturity of 4.7 years, a duration of 4.1 years and an average coupon of 5.13%.

   During the year ended June 30, 2005, the yield curve flattened considerably with the Fed Funds rate increasing from 1.25% to 3.25%, over five-year maturity yields moving in the opposite direction. Short-term tax-exempt interest rates followed the Federal Reserve's actions with the yield on one-year AAA-rated securities increasing 100 bps to end the period at 2.58%. Yields out past five years actually decreased with ten-year AAA-rated securities closing down 38 bps to end at 3.54% and 15-year AAA-rated securities closing down 51 basis points to end at 3.88%. The pace of curve flattening should slow for the remainder of 2005 as the one-to ten-year yield spread has now collapsed to only 96 bps from 234 bps at the beginning of July 2004.


                                NEED PLOT POINTS

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  PRESIDENT'S MESSAGE -- continued
================================================================================

   This curve flattening was not expected, as the significant rally in longer-term securities was not anticipated by the bond market. The graph below illustrates that after September 2004, the 15-year AAA-rated MMD yield has stayed in a 30 bps trading range between 3.85% and 4.15%. The saw tooth pattern demonstrates the uncertainty that has prevailed concerning the direction of the economy and future inflation expectations over this nine month period.




                                NEED PLOT POINTS





   Fundamentally, the municipal market continued to experience weak demand from its traditional participants for most of the period as rate shock set in due to low yields. As has been the case for most of last few years, nontraditional buyers -- arbitrage and hedge funds -- helped to prop up the market. Given the longevity and size of their participation, they may be shaping up to be long-term players in the municipal market. Just as the large growth in municipal bond funds in the 1980s changed the nature of the market for all participants, the latest large players will alter the rules in unexpected ways. Going forward, we will need to be increasingly sensitive to the new market dynamics.

   The following graph compares the Municipal Portfolio, with that of the Lehman Short/Intermediate Municipal Index ("Lehman Short/Intermediate Muni"), an unmanaged index that tracks performance of municipal bonds issued after June 30, 1993 with remaining maturities of between one and ten years and at least $7 million in outstanding principal, and the Lehman Quality Intermediate Municipal Bond Index ("Lehman Quality Intermediate Muni"), an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities of between two and twelve years and at least $7 million in outstanding principal for the ten years ended June 30, 2005. *

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  PRESIDENT'S MESSAGE -- continued
================================================================================

================================================================================

                               [GRAPH OMITTED]

================================================================================

                                         Average Annual Total Return
                                       -------------------------------
                                       1 Year     5 Year       10 Year
                                       ------     ------       -------
Municipal Portfolio                     4.56%      4.86%        4.84%
Lehman Short/Intermediate Muni          4.54%      5.33%        5.22%
Lehman Quality Intermediate Muni        5.40%      5.83%        5.55%


                    Wilmington Municipal Bond - Institutional

 10,000    10,565    11,239    11,974    12,236    12,652    13,656    14,465    15,442    15,343    16,043
-----------------------------------------------------------------------------------------------------------
6/30/95   6/30/96   6/30/97   6/30/98   6/30/99   6/30/00   6/30/01   6/30/02   6/30/03   6/30/04   6/30/05

                                 Lehman Quality

10,000.00  10,555.90   11,277.05   12,060.64   12,424.87   12,926.77   14,068.72    15,047.17   16,224.34    16,283.33   17,163.01
----------------------------------------------------------------------------------------------------------------------------------
6/30/95     6/30/96     6/30/97     6/30/98     6/30/99     6/30/00     6/30/01      6/30/02     6/30/03      6/30/04     6/30/05

                                     Lehman
                           Short/Intermediate Muni TR

10,000.00  10,542.88   11,220.80   11,951.71   12,342.15   12,824.42   13,893.39    14,805.78   15,823.21    15,904.37   16,627.02
----------------------------------------------------------------------------------------------------------------------------------
6/30/95     6/30/96     6/30/97     6/30/98     6/30/99     6/30/00     6/30/01      6/30/02     6/30/03      6/30/04     6/30/05

---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

  Effective March 30, 2005, the Portfolio compares its performance to the Lehman Short/Intermediate Municipal Index instead of the Lehman Quality Intermediate Municipal Index. Rodney Square Management Corporation, the Portfolio's investment adviser, believes that the Short/Intermediate Index represents a more appropriate comparator in light of the Short/Intermediate Index's constituent securities and construction methodology, and the Portfolio's investment strategy and holdings characteristics.

  An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested.

  The values shown reflect a hypothetical investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  PRESIDENT'S MESSAGE -- continued
================================================================================

  The performance in the graph does not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares.

   We invite your comments and questions and thank you for your investment in the Wilmington Fixed Income Portfolios. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                        Sincerely,

                                        /s/ Robert J. Christian
                                        -----------------------------
                                        Robert J. Christian
                                        President

July 29, 2005






You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. A prospectus with this and other information may be obtained by calling 800-336-9970. The prospectus should be read before investing

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  EXPENSE DISCLOSURE
================================================================================

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, including management fees and other portfolio expenses. A Portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Portfolio's costs in two ways.

     o ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  EXPENSE DISCLOSURE -- continued
================================================================================

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

EXPENSE TABLES

                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     1/01/05      6/30/05      Ratio(1)     Period*
                                                                                    ---------    ---------    ----------   --------
Short/Intermediate Bond Portfolio
Actual Fund Return ..............................................................   $1,000.00    $1,014.80       0.71%       $3.55
Hypothetical 5% Return ..........................................................   $1,000.00    $1,021.27       0.71%       $3.56

Broad Market Bond Portfolio
Actual Fund Return ..............................................................   $1,000.00    $1,025.70       0.78%       $3.92
Hypothetical 5% Return ..........................................................   $1,000.00    $1,020.93       0.78%       $3.91

Municipal Bond Portfolio
Actual Fund Return ..............................................................   $1,000.00    $1,011.80       0.74%       $3.69
Hypothetical 5% Return ..........................................................   $1,000.00    $1,021.12       0.74%       $3.71

Short-Term Income Portfolio
Actual Fund Return ..............................................................   $1,000.00    $1,007.70       0.64%       $3.19
Hypothetical 5% Return ..........................................................   $1,000.00    $1,021.62       0.64%       $3.21

---------------
 * Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(1) During the period presented, the Wilmington Short/Intermediate Bond Portfolio, Broad Market Bond Portfolio, Municipal Bond Portfolio and Short-Term Income Portfolio each operated as a feeder fund in a master-feeder structure and invested 100% of their investable assets in a corresponding series of WT Investment Trust I. The "Annualized Expense Ratio" includes expenses allocated from their respective series. Effective July 1, 2005, the Portfolios no longer operate in a master- feeder structure. Had this change in structure been in place as of January 1, 2005, the Portfolios' expense analysis would have been as follows:

                                                                                  Beginning      Ending                  Expenses
                                                                                   Account      Account     Annualized     Paid
                                                                                    Value        Value       Expense      During
                                                                                   1/01/05      6/30/05       Ratio       Period
                                                                                  ---------    ---------    ----------   --------
Short/Intermediate Bond Portfolio
Actual Fund Return ............................................................   $1,000.00    $1,014.85       0.70%       $3.50
Hypothetical 5% Return ........................................................   $1,000.00    $1,021.32       0.70%       $3.51

Broad Market Bond Portfolio
Actual Fund Return ............................................................   $1,000.00    $1,025.75       0.77%       $3.87
Hypothetical 5% Return ........................................................   $1,000.00    $1,020.98       0.77%       $3.86

Municipal Bond Portfolio
Actual Fund Return ............................................................   $1,000.00    $1,011.85       0.73%       $3.64
Hypothetical 5% Return ........................................................   $1,000.00    $1,021.17       0.73%       $3.66

Short-Term Income Portfolio
Actual Fund Return ............................................................   $1,000.00    $1,007.75       0.63%       $3.14
Hypothetical 5% Return ........................................................   $1,000.00    $1,021.67       0.63%       $3.16

                                       14

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================

PORTFOLIO HOLDINGS

JUNE 30, 2005

As of June 30, 2005, 100% of the Wilmington Short/Intermediate Bond, Broad Market Bond, Municipal Bond and Short-Term Income Portfolios' investable assets were invested in a corresponding series of WT Investment Trust I. The following tables present a summary of the portfolio holdings of each of the corresponding series of WT Investment Trust I as a percent of their total investments.

SHORT/INTERMEDIATE BOND SERIES                           MUNICIPAL BOND SERIES
Corporate Bonds                             51.5%        New York                                    15.6%
U.S. Agency Obligations                     24.1%        California                                  12.4%
U.S. Treasury Obligations                   13.9%        Texas                                        9.0%
Mortgage-Backed Securities                   4.3%        Alabama                                      8.1%
Commercial Paper                             3.8%        Florida                                      5.5%
Asset-Backed Securities                      2.4%        Ohio                                         5.4%
                                           -----         Washington                                   3.9%
                                           100.0%        Illinois                                     3.8%
                                           =====         Pennsylvania                                 3.7%
QUALITY                                                  Georgia                                      3.3%
Treasury                                    13.9%        Arizona                                      2.7%
Agency                                      28.4%        Massachusetts                                2.7%
AAA/Aaa                                      8.3%        All Other                                   23.9%
AA/Aa                                        5.6%                                                   -----
A/A                                         14.0%                                                   100.0%
BAA                                         29.2%                                                   =====
Other                                        0.6%        QUALITY
                                           -----         AAA/Aaa                                     52.5%
                                           100.0%        AA/Aa                                       32.0%
                                           =====         A/A                                         12.8%
BROAD MARKET BOND SERIES                                 BAA                                          2.4%
Corporate Bonds                             60.5%        Other                                        0.3%
U.S. Treasury Obligations                   18.1%                                                   -----
U.S. Agency Obligations                     11.1%                                                   100.0%
Mortgage-Backed Securities                   4.6%                                                   =====
Commercial Paper                             4.0%        SHORT-TERM INCOME SERIES
Asset-Backed Securities                      1.7%        Corporate Bonds                             81.4%
                                           -----         U.S. Agency Obligations                      9.0%
                                           100.0%        Mortgage-Backed Securities                   4.8%
                                           =====         Commercial Paper                             2.3%
QUALITY                                                  Asset-Backed Securities                      1.8%
Treasury                                    18.2%        U.S. Treasury Obligations                    0.7%
Agency                                      15.6%                                                   -----
AAA/Aaa                                      7.7%                                                   100.0%
AA/Aa                                        7.2%                                                   =====
A/A                                         14.0%        QUALITY
BAA                                         34.4%        Treasury                                     0.7%
BA                                           2.9%        Agency                                      13.9%
                                           -----         AAA/Aaa                                      6.2%
                                           100.0%        AA/Aa                                        5.4%
                                           =====         A/A                                         21.8%
                                                         Baa                                         44.9%
                                                         BA                                           7.1%
                                                                                                    -----
                                                                                                    100.0%
                                                                                                    =====

                                       15

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  DISCLOSURE OF PORTFOLIO HOLDINGS -- continued
================================================================================

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolios file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005

                                                                             Short/                                      Short-Term
                                                                          Intermediate    Broad Market     Municipal       Income
                                                                              Bond            Bond           Bond           Bond
                                                                            Portfolio       Portfolio      Portfolio     Portfolio
                                                                          ------------    ------------    -----------   -----------
ASSETS:
Investment in Series, at value ........................................   $109,438,052     $66,809,044    $65,975,678   $35,939,988
Receivable for Portfolio shares sold ..................................          6,988           7,705      4,081,867            --
Receivable for investment in Series withdrawn .........................      2,739,423         434,929         83,702     1,255,324
Due from Adviser ......................................................             --              --             --        12,978
Other assets ..........................................................          6,302           3,627          3,257         2,376
                                                                          ------------     -----------    -----------   -----------
Total assets ..........................................................    112,190,765      67,255,305     70,144,504    37,210,666
                                                                          ------------     -----------    -----------   -----------
LIABILITIES:
Dividends payable .....................................................        341,582         210,512        157,516        88,928
Payable for Portfolio shares redeemed .................................      2,739,423         434,929         83,702     1,255,324
Payable for investment in Series ......................................          6,988           7,705      4,081,867            --
Accrued expenses ......................................................         27,591          16,004          3,361        11,009
                                                                          ------------     -----------    -----------   -----------
Total liabilities .....................................................      3,115,584         669,150      4,326,446     1,355,261
                                                                          ------------     -----------    -----------   -----------
NET ASSETS ............................................................   $109,075,181     $66,586,155    $65,818,058   $35,855,405
                                                                          ============     ===========    ===========   ===========
NET ASSETS CONSIST OF:
Paid-in capital .......................................................   $106,296,410     $62,537,983    $64,846,985   $36,615,863
Undistributed net investment income ...................................        (81,395)         32,327           (208)           33
Accumulated net realized gain (loss) on investments ...................        282,837         573,670       (347,155)     (356,009)
Net unrealized appreciation (depreciation) on investments .............      2,577,329       3,442,175      1,318,436      (404,482)
                                                                          ------------     -----------    -----------   -----------
NET ASSETS ............................................................   $109,075,181     $66,586,155    $65,818,058   $35,855,405
                                                                          ============     ===========    ===========   ===========
NET ASSETS BY SHARE CLASS:
 Institutional Shares .................................................   $108,828,159     $66,586,155    $65,818,058   $35,855,405
 Investor Shares ......................................................        247,022              --             --            --
                                                                          ------------     -----------    -----------   -----------
NET ASSETS ............................................................   $109,075,181     $66,586,155    $65,818,058   $35,855,405
                                                                          ============     ===========    ===========   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
 ($0.01 par value, unlimited authorized shares):
 Institutional Shares .................................................     10,637,333       6,615,473      5,061,405     3,654,981
 Investor Shares ......................................................         24,378              --             --            --
NET ASSET VALUE, offering and redemption price per share:
 Institutional Shares .................................................   $      10.23     $     10.07    $     13.00   $      9.81
 Investor Shares ......................................................   $      10.13     $        --    $        --   $        --

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2005

                                                                               Short/
                                                                            Intermediate    Broad Market    Municipal    Short-Term
                                                                                Bond            Bond           Bond        Income
                                                                              Portfolio       Portfolio     Portfolio     Portfolio
                                                                            ------------    ------------    ----------   ----------
NET INVESTMENT INCOME FROM SERIES:
 Interest and dividends .................................................    $6,381,055      $3,714,570     $2,261,615   $1,457,595
 Securities lending income ..............................................        28,019          13,795             --           --
 Expenses ...............................................................      (766,032)       (426,661)      (346,113)    (259,255)
                                                                             ----------      ----------     ----------   ----------
   Net investment income from Series.....................................     5,643,042       3,301,704      1,915,502    1,198,340
                                                                             ----------      ----------     ----------   ----------
EXPENSES:
 Administration and accounting fees .....................................        55,263          41,445         41,445       41,445
 Transfer agent fees ....................................................        55,144          29,656         23,612       18,294
 Reports to shareholders ................................................        34,024          19,892         17,320       13,120
 Trustees' fees .........................................................        12,734          12,734         13,135       12,735
 Compliance services ....................................................         7,060           3,955          3,140        2,291
 Distribution fees -- Investor Shares ...................................           621              --             --           --
 Registration fees ......................................................        22,352          19,692         20,073       21,513
 Professional fees ......................................................        18,682          13,606         13,779       11,814
 Other ..................................................................        30,280          21,688         14,530        9,172
                                                                             ----------      ----------     ----------   ----------
   Total expenses before fee waivers and
    expense reimbursements ..............................................       236,160         162,668        147,034      130,384
   Expenses reimbursed...................................................            --              --        (17,651)     (70,382)
   Administration and accounting fees waived --
    Institutional Shares ................................................            --          (3,881)       (10,362)     (15,796)
   Administration and accounting fees waived --
    Investor Shares .....................................................       (13,817)             --             --           --
                                                                             ----------      ----------     ----------   ----------
   Total expenses, net...................................................       222,343         158,787        119,021       44,206
                                                                             ----------      ----------     ----------   ----------
 Net investment income ..................................................     5,420,699       3,142,917      1,796,481    1,154,134
                                                                             ----------      ----------     ----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM
  SERIES:
 Net realized gain (loss) on investments ................................       525,881       1,003,347       (292,515)    (336,668)
 Net change in unrealized appreciation
   (depreciation) on investments.........................................     1,353,716       1,293,933      1,310,040      403,789
                                                                             ----------      ----------     ----------   ----------
 Net gain on investments from Series ....................................     1,879,597       2,297,280      1,017,525       67,121
                                                                             ----------      ----------     ----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................    $7,300,296      $5,440,197     $2,814,006   $1,221,255
                                                                             ==========      ==========     ==========   ==========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2005

                                                                           Short/
                                                                        Intermediate    Broad Market     Municipal      Short-Term
                                                                            Bond            Bond            Bond          Income
                                                                         Portfolio        Portfolio      Portfolio       Portfolio
                                                                       -------------    ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income .............................................   $   5,420,699    $  3,142,917    $  1,796,481   $  1,154,134
 Net realized gain (loss) on investments ...........................         525,881       1,003,347        (292,515)      (336,668)
 Net change in unrealized appreciation (depreciation) on
   investments......................................................       1,353,716       1,293,933       1,310,040        403,789
                                                                       -------------    ------------    ------------   ------------
 Net increase in net assets resulting from operations ..............       7,300,296       5,440,197       2,814,006      1,221,255
                                                                       -------------    ------------    ------------   ------------
Distributions to shareholders:
 From net investment income -- Institutional Shares ................      (5,444,450)     (3,145,715)     (1,796,481)    (1,166,614)
 From net investment income -- Investor Shares .....................          (8,418)             --              --             --
 From net realized gain -- Institutional Shares ....................        (502,029)       (921,957)        (13,470)       (36,180)
 From net realized gain -- Investor Shares .........................            (845)             --              --             --
                                                                       -------------    ------------    ------------   ------------
Total distributions ................................................      (5,955,742)     (4,067,672)     (1,809,951)    (1,202,794)
                                                                       -------------    ------------    ------------   ------------
Portfolio share transactions(a):
 Proceeds from shares sold -- Institutional Shares .................      39,010,614      10,020,680      37,282,020     15,837,789
 Proceeds from shares sold -- Investor Shares ......................          94,000              --              --             --
 Cost of shares issued on reinvestment of distributions --
   Institutional Shares.............................................       4,179,726       3,336,921         818,152        300,883
 Cost of shares issued on reinvestment of distributions --
   Investor Shares..................................................           8,974              --              --             --
 Cost of shares redeemed -- Institutional Shares ...................    (124,224,763)    (37,078,627)    (36,355,246)   (29,895,788)
 Cost of shares redeemed -- Investor Shares ........................         (80,047)             --              --             --
                                                                       -------------    ------------    ------------   ------------
Net increase (decrease) in net assets from Portfolio share
  transactions......................................................     (81,011,496)    (23,721,026)      1,744,926    (13,757,116)
                                                                       -------------    ------------    ------------   ------------
Total increase (decrease) in net assets ............................     (79,666,942)    (22,348,501)      2,748,981    (13,738,655)
NET ASSETS:
 Beginning of period ...............................................     188,742,123      88,934,656      63,069,077     49,594,060
                                                                       -------------    ------------    ------------   ------------
 End of period .....................................................   $ 109,075,181    $ 66,586,155    $ 65,818,058   $ 35,855,405
                                                                       =============    ============    ============   ============
Undistributed net investment income ................................   $     (81,395)   $     32,327    $       (208)  $         33
                                                                       =============    ============    ============   ============

                                                                           Shares          Shares          Shares         Shares
                                                                       -------------    ------------    ------------   ------------
(A) TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold -- Institutional Shares ...............................       3,816,495         997,566       2,873,965      1,605,259
 Shares sold -- Investor Shares ....................................           9,216              --              --             --
 Shares issued on reinvestment of distributions --
    Institutional Shares ...........................................         407,587         333,124          63,054         30,566
 Shares issued on reinvestment of distributions --
    Investor Shares ................................................             885              --              --             --
 Shares redeemed -- Institutional Shares ...........................     (12,111,458)     (3,696,915)     (2,804,628)    (3,038,261)
 Shares redeemed -- Investor Shares ................................          (7,871)             --              --             --
                                                                       -------------    ------------    ------------   ------------
 Net increase (decrease) in shares .................................      (7,885,146)     (2,366,225)        132,391     (1,402,436)
                                                                       =============    ============    ============   ============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004

                                                                           Short/
                                                                        Intermediate    Broad Market     Municipal      Short-Term
                                                                            Bond            Bond            Bond          Income
                                                                          Portfolio       Portfolio      Portfolio      Portfolio(1)
                                                                        ------------    ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ..............................................   $  6,775,440    $  4,046,260    $  1,569,113   $    749,082
 Net realized gain (loss) on investments ............................        994,480         681,145         (41,170)        35,157
 Net change in unrealized appreciation (depreciation)
   on investments....................................................     (8,383,958)     (5,967,349)     (1,902,150)      (808,271)
                                                                        ------------    ------------    ------------   ------------
 Net decrease in net assets resulting from operations ...............       (614,038)     (1,239,944)       (374,207)       (24,032)
                                                                        ------------    ------------    ------------   ------------
Distributions to shareholders:
 From net investment income -- Institutional Shares .................     (6,780,662)     (4,041,013)     (1,569,113)      (750,562)
 From net investment income -- Investor Shares ......................         (9,715)             --              --             --
 From net realized gain -- Institutional Shares .....................     (3,876,201)     (2,362,045)       (101,388)        (4,325)
 From net realized gain -- Investor Shares ..........................           (530)             --              --             --
                                                                        ------------    ------------    ------------   ------------
Total distributions .................................................    (10,667,108)     (6,403,058)     (1,670,501)      (754,887)
                                                                        ------------    ------------    ------------   ------------
Portfolio share transactions (a):
 Proceeds from shares sold -- Institutional Shares ..................     34,456,691      11,724,308      36,249,852     79,056,569
 Proceeds from shares sold -- Investor Shares .......................      3,625,514              --              --             --
 Cost of shares issued on reinvestment of
   distributions -- Institutional Shares.............................      8,475,582       5,392,064         695,443        160,204
 Cost of shares issued on reinvestment of
   distributions -- Investor Shares..................................          9,852              --              --             --
 Cost of shares redeemed -- Institutional Shares ....................    (29,108,240)    (34,053,469)    (14,394,463)   (28,843,794)
 Cost of shares redeemed -- Investor Shares .........................     (3,392,519)             --
                                                                        ------------    ------------    ------------   ------------
Net increase (decrease) in net assets from Portfolio
   share transactions................................................     14,066,880     (16,937,097)     22,550,832     50,372,979
                                                                        ------------    ------------    ------------   ------------
Total increase (decrease) in net assets .............................      2,785,734     (24,580,099)     20,506,124     49,594,060
NET ASSETS:
 Beginning of year ..................................................    185,956,389     113,514,755      42,562,953             --
                                                                        ------------    ------------    ------------   ------------
 End of year ........................................................   $188,742,123    $ 88,934,656    $ 63,069,077   $ 49,594,060
                                                                        ============    ============    ============   ============
Undistributed net investment income .................................   $     69,374    $     29,441              --             --
                                                                        ============    ============    ============   ============

                                                                           Shares          Shares          Shares         Shares
                                                                        ------------    ------------    ------------   ------------
(A) TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold -- Institutional Shares ................................      3,286,415       1,146,547       2,774,139      7,948,396
 Shares sold -- Investor Shares .....................................        350,921              --              --             --
 Shares issued on reinvestment of distributions --
   Institutional Shares..............................................        812,121         528,199          53,256         16,170
 Shares issued on reinvestment of distributions --
   Investor Shares...................................................            960              --              --             --
 Shares redeemed -- Institutional Shares ............................     (2,794,554)     (3,333,177)     (1,106,156)    (2,907,149)
 Shares redeemed -- Investor Shares .................................       (329,733)             --              --             --
                                                                        ------------    ------------    ------------   ------------
 Net increase (decrease) in shares ..................................      1,326,130      (1,658,431)      1,721,239      5,057,417
                                                                        ============    ============    ============   ============

---------------
(1) For the period July 1, 2003 (commencement of operations) through June 30, 2004.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
================================================================================

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolios (assuming reinvestment of all dividends and distributions). They should be read in conjunction with the financial statements and notes thereto.

                                                                                       For the Fiscal Years Ended June 30,
SHORT/INTERMEDIATE BOND PORTFOLIO -                                          ------------------------------------------------------
 INSTITUTIONAL SHARES                                                          2005       2004        2003       2002(1)     2001
                                                                             --------   --------    --------    --------   --------
NET ASSET VALUE -- BEGINNING OF PERIOD...................................    $  10.18   $  10.80    $  10.23    $  10.05   $   9.67
                                                                             --------   --------    --------    --------   --------
INVESTMENT OPERATIONS:
 Net investment income...................................................        0.37       0.38        0.43        0.50       0.58
 Net realized and unrealized gain (loss) on investments..................        0.08      (0.40)       0.64        0.20       0.38
                                                                             --------   --------    --------    --------   --------
    Total from investment operations.....................................        0.45      (0.02)       1.07        0.70       0.96
                                                                             --------   --------    --------    --------   --------
DISTRIBUTIONS:
 From net investment income..............................................       (0.37)     (0.38)      (0.43)      (0.50)     (0.58)
 From net realized gain..................................................       (0.03)     (0.22)      (0.07)      (0.02)        --
                                                                             --------   --------    --------    --------   --------
    Total distributions..................................................       (0.40)     (0.60)      (0.50)      (0.52)     (0.58)
                                                                             --------   --------    --------    --------   --------
NET ASSET VALUE -- END OF PERIOD.........................................    $  10.23   $  10.18    $  10.80    $  10.23   $  10.05
                                                                             ========   ========    ========    ========   ========
TOTAL RETURN.............................................................        4.50%    (0.22)%      10.70%       7.08%     10.21%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
 Expenses:
   Including expense limitations.........................................        0.65%      0.62%       0.62%       0.62%      0.55%
   Excluding expense limitations.........................................        0.65%      0.62%       0.62%       0.62%      0.61%
 Net investment income...................................................        3.60%      3.60%       4.13%       4.89%      5.89%
Portfolio turnover.......................................................          33%        27%         82%        136%        88%
Net assets at end of period (000 omitted)................................    $108,828   $188,519    $185,956    $167,077   $140,030

---------------
(1) As required, effective July 1, 2001, the Portfolio adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires the recording of paydown gains and losses on mortgaged-backed and asset-backed securities as an adjustment to interest income. The effect of this change, for the year ended June 30, 2002, was to decrease net investment income and increase net realized and unrealized gain (loss) by less than $0.01 per share, respectively, and decrease the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for periods prior to July 1, 2001 have not been restated to reflect this change in accounting.
(2) For the periods presented, the Portfolio operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Short/Intermediate Bond Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Portfolio no longer operates in a master-feeder structure.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                                                      For the Fiscal Years Ended June 30,
BROAD MARKET BOND PORTFOLIO -                                                ----------------------------------------------------
 INSTITUTIONAL SHARES                                                         2005       2004       2003       2002(1)     2001
                                                                             -------   -------    --------    --------   --------
NET ASSET VALUE -- BEGINNING OF PERIOD                                       $  9.90   $ 10.67    $   9.93    $   9.81   $   9.46
                                                                             -------   -------    --------    --------   --------
INVESTMENT OPERATIONS:
 Net investment income.....................................................     0.39      0.41        0.46        0.52       0.58
 Net realized and unrealized gain (loss) on investments....................     0.27     (0.53)       0.79        0.16       0.35
                                                                             -------   -------    --------    --------   --------
    Total from investment operations.......................................     0.66     (0.12)       1.25        0.68       0.93
                                                                             -------   -------    --------    --------   --------
DISTRIBUTIONS:
 From net investment income................................................    (0.39)    (0.41)      (0.46)      (0.52)     (0.58)
 From net realized gain....................................................    (0.10)    (0.24)      (0.05)      (0.04)        --(2)
                                                                             -------   -------    --------    --------   --------
    Total distributions....................................................    (0.49)    (0.65)      (0.51)      (0.56)     (0.58)
                                                                             -------   -------    --------    --------   --------
NET ASSET VALUE -- END OF PERIOD...........................................  $ 10.07   $  9.90    $  10.67    $   9.93   $   9.81
                                                                             =======   =======    ========    ========   ========
TOTAL RETURN...............................................................     6.80%   (1.13)%      12.77%       7.04%     10.11%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
 Expenses:
   Including expense limitations...........................................     0.72%     0.68%       0.66%       0.68%      0.59%
   Excluding expense limitations...........................................     0.73%     0.68%       0.66%       0.68%      0.70%
 Net investment income.....................................................     3.89%     4.05%       4.38%       5.16%      5.96%
Portfolio turnover.........................................................       43%       26%         77%        180%        73%
Net assets at end of period (000 omitted)..................................  $66,586   $88,935    $113,515    $116,427   $108,331

---------------
(1) Effective July 1, 2001, the Portfolio adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires the recording of paydown gains and losses on mortgaged-backed and asset-backed securities as an adjustment to interest income. The effect of this change, for the year ended June 30, 2002, was to decrease net investment income and increase net realized and unrealized gain (loss) by less than $0.01 per share, respectively, and decrease the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for periods prior to July 1, 2001 have not been restated to reflect this change in accounting.
(2) Less than $0.01 per share.
(3) For the periods presented, the Portfolio operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Broad Market Bond Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Portfolio no longer operates in a master-feeder structure.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                                                         For the Fiscal Years Ended June 30,
MUNICIPAL BOND PORTFOLIO --                                                       -------------------------------------------------
 INSTITUTIONAL SHARES                                                              2005       2004       2003      2002       2001
                                                                                  -------   -------    -------    -------   -------
NET ASSET VALUE -- BEGINNING OF PERIOD........................................    $ 12.80   $ 13.27    $ 12.87    $ 12.65   $ 12.25
                                                                                  -------   -------    -------    -------   -------
INVESTMENT OPERATIONS:
 Net investment income........................................................       0.38      0.36       0.43       0.47      0.56
 Net realized and unrealized gain (loss) on investments.......................       0.20     (0.45)      0.42       0.27      0.40
                                                                                  -------   -------    -------    -------   -------
    Total from investment operations..........................................       0.58     (0.09)      0.85       0.74      0.96
                                                                                  -------   -------    -------    -------   -------
DISTRIBUTIONS:
 From net investment income...................................................      (0.38)    (0.36)     (0.43)     (0.47)    (0.56)
 From net realized gain.......................................................         --     (0.02)     (0.02)     (0.05)       --
                                                                                  -------   -------    -------    -------   -------
    Total distributions.......................................................      (0.38)    (0.38)     (0.45)     (0.52)    (0.56)
                                                                                  -------   -------    -------    -------   -------
NET ASSET VALUE -- END OF PERIOD..............................................    $ 13.00   $ 12.80    $ 13.27    $ 12.87   $ 12.65
                                                                                  =======   =======    =======    =======   =======
TOTAL RETURN..................................................................       4.56%   (0.64)%      6.75%      5.93%     7.94%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(1)
 Expenses:
   Including expense limitations..............................................       0.75%     0.75%      0.75%      0.75%     0.75%
   Excluding expense limitations..............................................       0.79%     0.82%      0.95%      1.08%     1.39%
 Net investment income........................................................       2.89%     2.78%      3.30%      3.63%     4.43%
Portfolio turnover............................................................         38%       20%        21%        28%       36%
Net assets at end of period (000 omitted).....................................    $65,818   $63,069    $42,563    $32,592   $22,759

---------------
(1) For the periods presented, the Portfolio operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Municipal Bond Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Portfolio no longer operates in a master-feeder structure.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS -- continued
================================================================================


                                                               For the Period
                                        For the Fiscal Year    July 1, 2003(1)
SHORT-TERM INCOME PORTFOLIO --             Ended June 30,         through
  INSTITUTIONAL SHARES                          2005           June 30, 2004
                                              -------             --------
NET ASSET VALUE -- BEGINNING OF
  PERIOD............................          $  9.81             $  10.00
                                              -------             --------
INVESTMENT OPERATIONS:
 Net investment income..............             0.25                 0.18
 Net realized and unrealized gain
  (loss) on investments.............             0.01                (0.19)
                                              -------             --------
    Total from investment operations             0.26                (0.01)
                                              -------             --------
DISTRIBUTIONS:
 From net investment income.........            (0.25)               (0.18)
 From net realized gain.............            (0.01)                  --(2)
                                              -------             --------
    Total distributions.............            (0.26)               (0.18)
                                              -------             --------
NET ASSET VALUE -- END OF PERIOD....          $  9.81             $   9.81
                                              =======             ========
TOTAL RETURN........................             2.64%             (0.06)%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(3)
 Expenses:
   Including expense limitations....             0.65%                0.65%
   Excluding expense limitations....             0.84%                0.94%
 Net investment income..............             2.51%                1.91%
Portfolio turnover..................               50%                  42%
Net assets at end of period (000
  omitted)..........................          $35,855             $ 49,594

---------------
(1) Commencement of operations.
(2) Less than $0.01 per share.
(3) For the periods presented, the Portfolio operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Short-Term Income Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Portfolio no longer operates in a master-feeder structure.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE FUND. Wilmington Short/Intermediate Bond Portfolio ("Short/Intermediate Bond Portfolio"), Wilmington Broad Market Bond Portfolio ("Broad Market Bond Portfolio"), Wilmington Municipal Bond Portfolio ("Municipal Bond Portfolio"), and Wilmington Short-Term Income Portfolio ("Short-Term Income Portfolio") (each, a "Portfolio" and collectively, the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund is contained in separate reports to their shareholders.

   The Portfolios offer two classes of shares: Institutional Shares and Investor Shares. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee. As of June 30, 2005, only the Investor Shares of the Short/Intermediate Bond Portfolio had commenced operations. Information regarding the Investor Shares is included in a separate shareholder report.

   During the periods presented in this report, each Portfolio sought to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") which had the same investment objective, policies and limitations as the Portfolio. The performance of each Portfolio was directly affected by the performance of its corresponding Series. As of June 30, 2005, each Portfolio owned approximately 100% of its respective Series. The financial statements of each Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

   As described in Note 6, effective July 1, 2005, the Portfolios' investment structures were changed.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolios:

   Valuation of Investment in Series. Valuation of each Portfolio's investment in its Series is based on the underlying securities held by that Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   Investment Income. Each Portfolio records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Common expenses of the Fund are allocated on a pro rata basis among the series based on relative net assets. Investment

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   income, common expenses and realized and unrealized gains and losses on investments are allocated among each Portfolio's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

   Distributions to Shareholders. Distributions from net investment income are declared daily and paid monthly. For the Municipal Bond Portfolio only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Portfolio's tax-exempt and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Portfolios do not incur an advisory fee directly, but rather indirectly through their investment in the Series. The investment adviser to each Series is Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation. The advisory and other fees charged to the Series are discussed in the notes to the Series' financial statements.

   Effective November 19, 2004, RSMC provides compliance services to the Portfolios pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of each Portfolio's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statements of operations.

   Prior to September 30, 2004, RSMC also served as administrator and accounting agent to each Portfolio. For the period July 1, 2004 to September 2004, RSMC was paid $13,500, $13,500, $10,125 and $10,125 by the
   Short/Intermediate Bond, Broad Market Bond, Municipal Bond, and Short-Term Income Portfolios, respectively, for these services.

   RSMC has agreed to reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.75% and 0.65% of the average daily net assets of the Institutional Shares of Municipal Bond Portfolio and Short-Term Income Portfolio, respectively. These undertakings will remain in place until November 1, 2005 unless the Board of Trustees approves their earlier termination.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30,

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   2005, the following reclassifications were made within the capital accounts to reflect permanent differences relating primarily to paydown gains/losses on mortgage- and asset-backed securities:

                                                          Short/Intermediate     Broad Market       Municipal         Short-Term
                                                            Bond Portfolio      Bond Portfolio    Bond Portfolio   Income Portfolio
                                                          ------------------    --------------    --------------   ----------------
  Paid-in capital......................................        $      --            $    --           $  (5)           $     --
  Undistributed net investment income (loss)...........         (118,600)             5,684            (208)             12,513
  Accumulated net realized gain (loss) on
   investments ........................................          118,600             (5,684)            213             (12,513)

   The tax character of distributions paid for the years ended June 30, 2005 and 2004 was as follows:

                                                       Short/Intermediate    Broad Market        Municipal         Short-Term
                                                         Bond Portfolio     Bond Portfolio    Bond Portfolio    Income Portfolio
                                                       ------------------   --------------    --------------    ----------------
  Year ended June 30, 2005
  Ordinary income..................................       $ 5,793,096         $3,224,374        $    3,273         $1,195,558
  Tax-exempt income................................                --                 --         1,793,208                 --
  Long-term capital gains..........................           162,646            843,298            13,470              7,236
                                                          -----------         ----------        ----------         ----------
   Total distributions.............................       $ 5,955,742         $4,067,672        $1,809,951         $1,202,794
                                                          ===========         ==========        ==========         ==========
  Year ended June 30, 2004
  Ordinary income..................................       $ 9,048,359         $5,101,830        $   69,070         $  754,887
  Tax-exempt income................................                --                 --         1,566,387                 --
  Long-term capital gains..........................         1,618,749          1,301,228            35,044                 --
                                                          -----------         ----------        ----------         ----------
   Total distributions.............................       $10,667,108         $6,403,058        $1,670,501         $  745,887
                                                          ===========         ==========        ==========         ==========

   As of June 30, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                          Short/Intermediate     Broad Market       Municipal         Short-Term
                                                            Bond Portfolio      Bond Portfolio    Bond Portfolio   Income Portfolio
                                                          ------------------    --------------    --------------   ----------------
  Undistributed ordinary income........................       $  281,343          $  324,311        $       --         $  11,852
  Undistributed tax-exempt income......................               --                  --           157,308                --
  Undistributed long-term capital gains................          261,681             492,199               103                --
  Post October capital losses..........................               --                  --          (347,258)         (356,886)
  Other temporary differences..........................         (341,582)           (210,513)         (157,516)          (10,942)
  Net unrealized appreciation (depreciation) of
   investments ........................................        2,577,329           3,442,175         1,318,436          (404,482)
                                                              ----------          ----------        ----------         ---------
   Total accumulated earnings (deficit) ...............       $2,778,771          $4,048,172        $  971,073         $(760,458)
                                                              ==========          ==========        ==========         =========

   Post-October losses represent net losses realized from November 1, 2004 through June 30, 2005, that, in accordance with Federal income tax regulations, the Fund has elected to defer and treat as having been recognized the following fiscal year.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

   During the fiscal year ended June 30, 2005 the Municipal Bond Portfolio utilized $41,170 of capital loss carryforwards.

5. CONTRACTUAL OBLIGATIONS. The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios' maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios' existing contracts and expects the risk of loss to be remote.

6. SUBSEQUENT EVENT. Effective July 1, 2005, each Portfolio's investment structure was changed from a master-feeder structure to a stand-alone mutual fund, whereby each Portfolio directly invests in securities. The restructuring was accomplished through a redemption by each Portfolio of its investment in its corresponding Series, whereby the Series distributed to the Portfolio its pro rata portion of assets and liabilities in a tax-free, in-kind distribution. No change in the investment adviser, its services or fees occurred as a result of the restructuring.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of Wilmington Short/Intermediate Bond Portfolio, Wilmington Broad Market Bond Portfolio, Wilmington Municipal Bond Portfolio, and Wilmington Short-Term Income Portfolio (the "Portfolios") (each a series of WT Mutual Fund) as of June 30, 2005, and the related statements of operations for the year then ended and statements of changes in net assets and financial highlights (Institutional Shares) for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios at June 30, 2005, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights (Institutional Shares) for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                   Ernst & Young LLP

Philadelphia, Pennsylvania
August 12, 2005

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS -- INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
  NOTICE TO SHAREHOLDERS -- TAX INFORMATION (UNAUDITED)
================================================================================

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Municipal Bond Portfolio designates $1,793,208 as tax-exempt dividends. Short/ Intermediate Bond Portfolio, Broad Market Bond Portfolio, Municipal Bond Portfolio and Short-Term Income Portfolio paid capital gain distributions
(from net long-term capital gains) during the fiscal year ended June 30, 2005 as follows:

                                                                                Total
                                                             Capital Gain   Capital Gain
                                                              Per Share     Distribution
                                                             ------------   ------------
        Short/Intermediate Bond Portfolio                      $0.0098        $162,646
        Broad Market Bond Portfolio                            $0.0922        $843,298
        Municipal Bond Portfolio                               $0.0028        $ 13,470
        Short-Term Income Portfolio                            $0.0014        $  7,236

In January 2006, shareholders of the Portfolios will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2005, including any distributions paid between June 30, 2005 and December 31, 2005.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
  ANNUAL REPORT / JUNE 30, 2005
================================================================================


          (The following pages should be read in conjunction with the
                       Portfolios' Financial Statements.)

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT / INTERMEDIATE BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005

 (Showing Percentage of Total Investments)
================================================================================

                                                                                            Moody's/S&P    Principal       Value
                                                                                            Ratings(1)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
CORPORATE BONDS -- 51.5%
 FINANCIAL -- 18.3%
   AIG Sunamerica Global Finance, 5.85%, 08/01/08 @.....................................      Aa2, AA+     $1,600,000   $ 1,667,933
   Bank of America Corp., 7.80%, 02/15/10...............................................      Aa3, A+         600,000       686,236
   Capital One Corp., 6.70%, 05/15/08...................................................     Baa2, BBB      1,000,000     1,061,831
   First Union Corp., 6.82%, 08/01/26 (b)...............................................       A1, A          200,000       261,261
   General Electric Capital Corp., 6.50%, 12/10/07......................................      Aaa, AAA        985,000     1,038,080
   General Motors Acceptance Corp., 4.15%, 08/18/05 *...................................      Baa2, BB        600,000       597,161
   Goldman Sachs Group, 6.65%, 05/15/09.................................................      Aa3, A+         600,000       649,707
   Household Finance Corp., 6.38%, 11/27/12.............................................       A1, A        2,250,000     2,488,468
   International Lease Finance Corp., 5.63%, 06/01/07...................................      A1, AA-       1,500,000     1,537,715
   Lehman Brothers Holdings, 4.25%, 01/27/10............................................       A1, A        1,035,000     1,031,934
   Marsh & Mclennan Cos, Inc., 5.38%, 03/15/07..........................................     Baa2, BBB        700,000       709,138
   MBNA America, 6.50%, 06/20/06........................................................     Baa1, BBB+     1,000,000     1,023,281
   MBNA America, 4.63%, 08/03/09........................................................     Baa1, BBB+     1,675,000     1,698,850
   Morgan Stanley, 4.75%, 04/01/14......................................................       A1, A        1,500,000     1,477,754
   National City Bank, 2.70%, 08/24/09..................................................      Aa3, A+         634,091       613,730
   Prudential Insurance Co., 6.38%, 07/23/06 @..........................................      A1, AA-       1,090,000     1,115,275
   Residential Capital Corp., 144A, 6.375%, 06/30/10 @..................................     Baa2, BBB-       500,000       502,406
   Salomon Smith Barney Holdings, 6.50%, 02/15/08.......................................      Aa1, AA-      2,100,000     2,222,870
                                                                                                                        -----------
                                                                                                                         20,383,630
                                                                                                                        -----------
 INDUSTRIAL -- 22.9%
   A.H. Belo Corp., 7.13%, 06/01/07.....................................................     Baa3, BBB-       300,000       311,285
   Conagra Foods, Inc., 6.00%, 09/15/06.................................................     Baa1, BBB+       500,000       508,516
   Conoco Inc, 6.35%, 04/15/09..........................................................       A3, A-         300,000       323,453
   CSX Corp., 7.90%, 05/01/17...........................................................     Baa2, BBB        780,000       972,002
   DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08....................................      A3, BBB         850,000       836,981
   Donnelley (R.R.) & Sons, 3.75%, 04/01/09.............................................      Baa2, A-      1,330,000     1,287,972
   General Electric Co., 5.00%, 02/01/13................................................      Aaa, AAA      1,000,000     1,032,510
   Hershey Foods Corp., 6.70%, 10/01/05.................................................       A1, A+       1,125,000     1,132,530
   Hertz Corp., 4.70%, 10/02/06.........................................................     Baa3, BBB-     1,500,000     1,468,962
   Ingersoll-Rand, 6.02%, 02/15/28......................................................       A3, A-       2,300,000     2,657,937
   International Business Machines Corp., 4.75%, 11/29/12...............................       A1, A+       1,000,000     1,021,958
   Johnson & Johnson, 3.80%, 05/15/13...................................................      Aaa, AAA        750,000       729,461
   Liberty Media Corp., 4.91%, 09/15/05 *...............................................     Baa3, BB+        549,000       552,382
   McDonald's Corp., 3.88%, 08/15/07....................................................       A2, A        1,300,000     1,294,237
   Merck & Co., Inc., 5.25%, 07/01/06...................................................      Aa3, AA-      2,250,000     2,278,024
   Raytheon Co., 6.75%, 08/15/07........................................................     Baa3, BBB-       584,000       612,662
   Schering-Plough Corp., 5.55%, 12/01/13...............................................      Baa1, A-      1,000,000     1,060,251
   Schering-Plough Corp., 6.75%, 12/01/33...............................................      Baa1, A-        250,000       301,260
   Time Warner Entertainment, 8.88%, 10/01/12...........................................     Baa1, BBB+     1,350,000     1,666,594
   Tyson Foods, Inc., 7.25%, 10/01/06...................................................     Baa3, BBB      2,350,000     2,435,868
   Viacom Inc, 6.63%, 05/15/11..........................................................      A3, BBB+      1,000,000     1,074,106
   Waste Management, Inc., 6.50%, 11/15/08..............................................     Baa3, BBB        456,000       484,384
   Weyerhaeuser Co., 6.00%, 08/01/06....................................................     Baa2, BBB      1,500,000     1,526,717
                                                                                                                        -----------
                                                                                                                         25,570,052
                                                                                                                        -----------
 TELECOMMUNICATIONS -- 5.7%
   AT&T Broadband Corp., 8.38%, 03/15/13................................................     Baa2, BBB+     2,015,000     2,456,992
   GTE Southwest, Inc., Ser. 1993B, 6.54%, 12/01/05.....................................       A3, A+       1,000,000     1,010,209
   Sprint Capital Corp., 6.13%, 11/15/08................................................     Baa3, BBB-     1,300,000     1,369,550
   Wisconsin Bell, 6.35%, 12/01/06......................................................       A2, A        1,400,000     1,537,504
                                                                                                                        -----------
                                                                                                                          6,374,255
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT / INTERMEDIATE BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================

                                                                                            Moody's/S&P    Principal       Value
                                                                                            Ratings(1)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
 UTILITIES -- 4.6%
   Duke Energy Corp., 3.75%, 03/05/08...................................................      A3, BBB+     $1,000,000   $   987,538
   Oklahoma Gas & Electric, 6.65%, 07/15/27.............................................      A2, BBB+        500,000       588,478
   Pacific Gas & Electric, 4.20%, 03/01/11..............................................     Baa1, BBB      1,000,000       982,334
   Valero Energy, 6.13%, 04/15/07.......................................................     Baa3, BBB-     2,500,000     2,573,715
                                                                                                                        -----------
                                                                                                                          5,132,065
                                                                                                                        -----------
 TOTAL CORPORATE BONDS (Cost $55,978,823) ...........................................................................    57,460,002
                                                                                                                        -----------
ASSET-BACKED SECURITIES -- 2.4%
   GMAC Mortgage Corporation Loan, 2003-GH2, 3.69%, 07/25/20............................      Aaa, AAA      1,175,802     1,171,299
   Greenpoint Manufactured Housing, Ser. 1999-3, Cl. 1A4, 6.53%, 12/15/19...............      Aaa, AAA        479,188       482,281
   Vanderbilt Mortgage Finance, Ser. 2001-C, 4.24%, 08/07/14............................      Aaa, AAA         83,548        83,503
   Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%, 10/07/18............................      Aaa, AAA      1,000,000       997,331
                                                                                                                        -----------
 TOTAL ASSET-BACKED SECURITIES (Cost $2,741,048) ....................................................................     2,734,414
                                                                                                                        -----------
MORTGAGE-BACKED SECURITIES -- 4.3%
   Federal Home Loan Mortgage Corp. Notes, Gold, 4.50%, 04/01/20........................                      594,600       592,370
   Federal Home Loan Mortgage Corporation Notes, 1589 N, 6.25%, 04/15/23................                      359,998       361,893
   Federal Home Loan Mortgage Corporation Notes, 2751 VT, 6.00%, 02/15/34...............                      381,146       388,138
   Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr., 6.00%, 01/01/13...........                      108,796       112,501
   Federal National Mortgage Association Notes, 4.00%, 05/01/33*........................                      490,278       490,476
   Federal National Mortgage Association Notes, 15 Yr. Pool 254833,
    4.50%, 08/01/18.....................................................................                      304,940       303,797
   Federal National Mortgage Association Notes, 15 Yr. Pool 629603,
    5.50%, 02/01/17.....................................................................                      385,891       396,383
   Federal National Mortgage Association Notes, 7 Yr. Balloon, 6.00%, 02/01/06..........                       14,002        14,022
   Federal National Mortgage Association Notes, Pool 688996, 8.00%, 11/01/24............                      137,411       148,279
   Federal National Mortgage Association Notes, 4.75%, 04/25/35.........................                      619,821       622,876
   Government National Mortgage Association, Ser. 2001-53, PT, 5.50%, 01/20/31..........                    1,386,019     1,391,383
                                                                                                                        -----------
 TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,769,704) .................................................................     4,822,118
                                                                                                                        -----------
U.S. AGENCY OBLIGATIONS -- 24.1%
 FEDERAL HOME LOAN BANKS NOTES -- 2.4%
   Federal Home Loan Banks Notes, 2.44%, 03/09/09.......................................                    1,125,000     1,087,616
   Federal Home Loan Banks Notes, 5.75%, 05/15/12.......................................                    1,500,000     1,643,553
                                                                                                                        -----------
                                                                                                                          2,731,169
                                                                                                                        -----------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 9.6%
   Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08........................                    3,000,000     3,110,577
   Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09........................                    1,000,000     1,010,931
   Federal Home Loan Mortgage Corporation Notes, 6.63%, 09/15/09........................                    2,800,000     3,082,719
   Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10........................                    2,000,000     2,263,582
   Federal Home Loan Mortgage Corporation Notes, 5.00%, 07/15/14........................                    1,200,000     1,265,797
                                                                                                                        -----------
                                                                                                                         10,733,606
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT / INTERMEDIATE BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================

                                                                                           Moody's/S&P    Principal        Value
                                                                                           Ratings(1)       Amount       (Note 2)
                                                                                           -----------    ----------   ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 12.1%
   Federal National Mortgage Association Notes, 5.25%, 06/15/06........................                   $  825,000   $    836,339
   Federal National Mortgage Association Notes, 3.25%, 11/15/07........................                      500,000        493,356
   Federal National Mortgage Association Notes, 5.75%, 02/15/08........................                      850,000        889,868
   Federal National Mortgage Association Notes, 6.00%, 05/15/08........................                    3,750,000      3,963,918
   Federal National Mortgage Association Notes, 6.63%, 09/15/09........................                    2,500,000      2,754,893
   Federal National Mortgage Association Notes, 5.50%, 03/15/11........................                      750,000        804,487
   Federal National Mortgage Association Notes, 5.38%, 11/15/11........................                    3,500,000      3,750,880
                                                                                                                       ------------
                                                                                                                         13,493,741
                                                                                                                       ------------
 TOTAL U.S. AGENCY OBLIGATIONS (Cost $26,141,111)......................................                                  26,958,516
                                                                                                                       ------------
U.S. TREASURY OBLIGATIONS -- 13.9%
 U.S. TREASURY BONDS -- 0.7%
   U.S. Treasury Bonds, 10.38%, 11/15/12...............................................                      400,000        460,078
   U.S. Treasury Bonds, 6.25%, 05/15/30(a).............................................                      250,000        325,635
                                                                                                                       ------------
                                                                                                                            785,713
                                                                                                                       ------------
 U.S. TREASURY NOTES -- 13.2%
   U.S. Treasury Notes, 7.00%, 07/15/06................................................                      600,000        620,789
   U.S. Treasury Notes, 6.50%, 10/15/06................................................                    3,000,000      3,108,866
   U.S. Treasury Notes, 3.50%, 11/15/06................................................                      780,000        779,116
   U.S. Treasury Notes, 3.13%, 05/15/07(a).............................................                      500,000        495,274
   U.S. Treasury Notes, 6.13%, 08/15/07(a).............................................                      250,000        262,559
   U.S. Treasury Notes, 4.00%, 06/15/09................................................                    1,875,000      1,895,214
   U.S. Treasury Notes, 3.50%, 11/15/09(a).............................................                    2,000,000      1,982,422
   U.S. Treasury Notes, 5.00%, 08/15/11(a).............................................                      750,000        799,600
   U.S. Treasury Notes, 4.88%, 02/15/12................................................                      300,000        318,609
   U.S. Treasury Notes, 4.00%, 11/15/12................................................                    1,750,000      1,769,619
   U.S. Treasury Notes, 4.25%, 08/15/13(a).............................................                      750,000        768,750
   U.S. Treasury Notes, 4.25%, 11/15/13(a).............................................                    1,125,000      1,152,466
   U.S. Treasury Notes, 4.25%, 11/15/14(a).............................................                      750,000        767,608
                                                                                                                       ------------
                                                                                                                         14,720,892
                                                                                                                       ------------
 TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,271,656) ................................................................     15,506,605
                                                                                                                       ------------
COMMERCIAL PAPER -- 3.8%
   American General Finance, 3.30%, 07/01/05...........................................      A-1, P-1      4,188,334      4,188,334
                                                                                                                       ------------
 TOTAL COMMERCIAL PAPER (Cost $4,188,334) ..........................................................................      4,188,334
                                                                                                                       ------------
TOTAL INVESTMENTS -- 100.0% (Cost $109,090,676)(2) .................................................................   $111,669,989
                                                                                                                       ============

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT / INTERMEDIATE BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================

                                                        Principal        Value
                                                      Amount/Shares    (Note 2)
                                                      -------------   ----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR
  LOANED SECURITIES
 INSTITUTIONAL MONEY MARKET TRUST
   BlackRock Institutional Money Market Trust.....      3,764,807     $3,764,807
                                                                      ----------
  TOTAL INSTITUTIONAL MONEY MARKET TRUST .........                     3,764,807
                                                                      ----------
 MASTER NOTE
   Merrill Lynch & Co., Inc., 3.54%, 07/01/05.....      2,415,648      2,415,648
                                                                      ----------
  TOTAL MASTER NOTE ..............................                     2,415,648
                                                                      ----------
 TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL
  FOR LOANED SECURITIES
   (Cost $6,180,455)+(3)..........................                    $6,180,455
                                                                      ==========

---------------
 * Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
 + The cost for federal income tax purposes. At June 30, 2005, net unrealized appreciation was $2,579,313. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $3,107,224, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $527,911.
 @ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated, security is considered liquid.
(1) The ratings shown are not audited.
(2) At June 30, 2005, the market value of the securities on loan for the Short/ Intermediate Series was $6,058,370.
(3) The investments held as collateral on loaned securities represented 5.5% of the net assets of the Short/Intermediate Bond Series.
(a) Security partially or fully on loan (see Note 4).
(b) Step coupon bond.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / BROAD MARKET BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005

 (Showing Percentage of Total Investments)
================================================================================

                                                                                            Moody's/S&P    Principal       Value
                                                                                            Ratings(1)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
CORPORATE BONDS -- 60.5%
 FINANCIAL -- 22.9%
   AIG Sunamerica Global Finance 144A, 5.85%, 08/01/08 @................................      Aa2, AA+     $  900,000   $   938,212
   Bank of America Corp., 7.80%, 02/15/10...............................................      Aa3, A+         350,000       400,304
   Capital One Corp., 6.70%, 05/15/08...................................................     Baa2, BBB        750,000       796,373
   Citigroup, Inc., 5.63%, 08/27/12.....................................................      Aa2, A+         800,000       854,503
   First Union Corp., 6.82%, 08/01/26 (b)...............................................       A1, A-         591,000       772,026
   General Electric Capital Corp., 6.50%, 12/10/07......................................      Aaa, AAA        875,000       922,152
   General Electric Global Insurance, 7.75%, 06/15/30...................................     Baa1, BBB+       760,000       886,029
   General Motors Acceptance Corp., 4.15%, 08/18/05*....................................      Baa2, BB      1,200,000     1,194,323
   Goldman Sachs Group, 6.65%, 05/15/09.................................................      Aa3, A+       2,125,000     2,301,047
   Lehman Brothers Holdings, 4.25%, 01/27/10............................................       A1, A          595,000       593,238
   Marsh & Mclennan Co., Inc., 5.38%, 03/15/07..........................................     Baa2, BBB        375,000       379,895
   MBNA America, 4.63%, 08/03/09........................................................     Baa1, BBB+       900,000       912,815
   Morgan Stanley, 4.75%, 04/01/14......................................................       A1, A        1,000,000       985,169
   Prudential Insurance Co., 6.38%, 07/23/06 @..........................................      A1, AA-         900,000       920,869
   Salomon Smith Barney Holdings, 6.50%, 02/15/08.......................................      Aa1, AA-        900,000       952,659
   Swiss Bank Corp., 7.38%, 06/15/17....................................................      Aa3, AA       1,200,000     1,473,608
                                                                                                                        -----------
                                                                                                                         15,283,222
                                                                                                                        -----------
 INDUSTRIAL -- 23.9%
   A.H. Belo Corp., 7.13%, 06/01/07.....................................................     Baa3, BBB-       600,000       622,570
   Bausch & Lomb, Inc, 6.95%, 11/15/07..................................................     Baa3, BBB      1,000,000     1,054,795
   Conagra Foods, Inc., 6.00%, 09/15/06.................................................     Baa1, BBB+       100,000       101,703
   CSX Corp., 7.90%, 05/01/17...........................................................     Baa2, BBB      1,414,000     1,762,066
   DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08....................................      A3, BBB         600,000       590,810
   Delhaize America, 7.38%, 04/15/06....................................................      Ba1, BB+        500,000       510,887
   Donnelley (R.R.) & Sons, 3.75%, 04/01/09.............................................      Baa2, A-        800,000       774,720
   General Electric Co., 5.00%, 02/01/13................................................      Aaa, AAA        700,000       722,757
   Hertz Corp., 4.70%, 10/02/06.........................................................     Baa3, BBB-       600,000       587,585
   Ingersoll-Rand, 6.02%, 02/15/28......................................................       A3, A-         900,000     1,040,063
   Kroger, 7.45%, 03/01/08..............................................................     Baa2, BBB        800,000       860,543
   Liberty Media Corp., 4.91%, 09/15/05*................................................     Baa3, BB+        255,000       256,571
   Merck & Co., Inc., 5.25%, 07/01/06...................................................      Aa3, AA-      1,350,000     1,366,814
   Raytheon Co., 6.75%, 08/15/07........................................................     Baa3, BBB        526,000       551,815
   Schering-Plough Corp., 6.75%, 12/01/33...............................................      Baa1, A-      1,100,000     1,325,542
   Time Warner Entertainment, 8.38%, 03/15/23...........................................     Baa1, BBB+       900,000     1,150,728
   Tyco International Group, 6.88%, 01/15/29............................................     Baa3, BBB        300,000       358,091
   Tyson Foods, Inc., 7.25%, 10/01/06...................................................     Baa3, BBB      1,000,000     1,036,540
   Viacom Inc, 6.63%, 05/15/11..........................................................      A3, BBB+      1,200,000     1,288,927
                                                                                                                        -----------
                                                                                                                         15,963,527
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / BROAD MARKET BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued


================================================================================

                                                                                            Moody's/S&P    Principal       Value
                                                                                            Ratings(1)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
 TELECOMMUNICATIONS -- 5.5%
   AT&T Broadband Corp., 8.38%, 03/15/13................................................     Baa2, BBB+    $  896,000   $ 1,092,539
   GTE Southwest, Inc., Ser. 1993B, 6.54%, 12/01/05.....................................       A3, A+         450,000       454,594
   Sprint Capital Corp., 6.13%, 11/15/08................................................     Baa3, BBB-     1,000,000     1,053,500
   Wisconsin Bell, 6.35%, 12/01/26......................................................       A2, A        1,000,000     1,098,217
                                                                                                                        -----------
                                                                                                                          3,698,850
                                                                                                                        -----------
 UTILITIES -- 8.2%
   FirstEnergy Corp., 5.50%, 11/15/06...................................................     Baa3, BB+      1,400,000     1,423,985
   Marathon Oil Corp., 6.80%, 03/15/32..................................................     Baa1, BBB+     1,700,000     1,988,586
   Oklahoma Gas & Electric, 6.65%, 07/15/27.............................................      A2, BBB+        565,000       664,980
   Pacific Gas & Electric, 4.20%, 03/01/11..............................................     Baa2, BBB        450,000       442,050
   Valero Energy, 6.13%, 04/15/07.......................................................     Baa3, BBB        950,000       978,012
                                                                                                                        -----------
                                                                                                                          5,497,613
                                                                                                                        -----------
  TOTAL CORPORATE BONDS (Cost $38,367,453) ..........................................................................    40,443,212
                                                                                                                        -----------
ASSET-BACKED SECURITIES -- 1.7%
   GMAC Mortgage Corporation Loan, Ser. 2003-GH2, Cl. A2, 3.69%, 07/25/20...............      Aaa, AAA        335,944       334,657
   Greenpoint Manufactured Housing, Ser. 1999-3, Cl. 1A4, 6.53%, 12/15/19...............      Aaa, AAA        215,635       217,027
   Vanderbilt Mortgage Finance, Ser. 2001-C, 4.24%, 08/07/14............................      Aaa, AAA         60,600        60,567
   Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%, 10/07/18............................      Aaa, AAA        500,000       498,665
                                                                                                                        -----------
  TOTAL ASSET-BACKED SECURITIES (Cost $1,112,620) ...................................................................     1,110,916
                                                                                                                        -----------
MORTGAGE-BACKED SECURITIES -- 4.6%
   Federal Home Loan Mortgage Corporation Notes, 1589 N. 6.25%, 04/15/23................                      129,599       130,282
   Federal Home Loan Mortgage Corporation Notes, 7 Yr. Balloon, 4.50%, 11/01/10.........                      703,256       704,574
   Federal Home Loan Mortgage Corporation Notes, FHR 2359 VD, 6.00%, 05/15/19...........                      752,388       759,353
   Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr., 6.00%, 01/01/13...........                       65,731        67,970
   Federal National Mortgage Association Notes 2005-29 WC, 4.75%, 04/25/35..............                      286,071       287,481
   Federal National Mortgage Association Notes, 15 Yr Pool 254833, 4.50%, 08/01/18......                      228,705       227,848
   Federal National Mortgage Association Notes, 15 Yr Pool 629603, 5.50%, 02/01/17......                      231,535       237,830
   Government National Mortgage Association, Ser. 2001-53, PT, 5.50%, 01/20/31..........                      623,709       626,123
                                                                                                                        -----------
  TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,013,603) ................................................................     3,041,461
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / BROAD MARKET BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued


================================================================================

                                                         Principal       Value
                                                           Amount      (Note 2)
                                                         ----------   ----------
U.S. AGENCY OBLIGATIONS -- 11.1%
 FEDERAL HOME LOAN BANKS NOTES -- 2.8%
   Federal Home Loan Banks Notes, 5.75%, 05/15/12....    $1,700,000   $1,862,693
                                                                      ----------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES --  4.7%
   Federal Home Loan Mortgage Corporation Notes,
    5.13%, 10/15/08..................................     1,350,000    1,399,759
   Federal Home Loan Mortgage Corporation Notes,
    4.25%, 07/15/09..................................       500,000      505,466
   Federal Home Loan Mortgage Corporation Notes,
    6.88%, 09/15/10..................................       500,000      565,896
   Federal Home Loan Mortgage Corporation Notes,
    5.00%, 07/15/14..................................       600,000      632,898
                                                                      ----------
                                                                       3,104,019
                                                                      ----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 3.6%
   Federal National Mortgage Association Notes,
    6.63%, 09/15/09..................................     1,000,000    1,101,957
   Federal National Mortgage Association Notes,
    5.38%, 11/15/11..................................       550,000      589,424
   Federal National Mortgage Association Notes,
    6.25%, 05/15/29..................................       585,000      723,942
                                                                      ----------
                                                                       2,415,323
                                                                      ----------
 TOTAL U.S. AGENCY OBLIGATIONS (Cost $7,128,716) ....                  7,382,035
                                                                      ----------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / BROAD MARKET BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued


================================================================================

                                                                                           Moody's/S&P    Principal        Value
                                                                                           Ratings(1)       Amount       (Note 2)
                                                                                           -----------    ----------   ------------
U.S. TREASURY OBLIGATIONS -- 18.1%
 U.S. TREASURY BONDS -- 7.6%
   U.S. Treasury Bonds, 8.88%, 02/15/19................................................                   $1,130,000   $  1,679,860
   U.S. Treasury Bonds, 7.13%, 02/15/23................................................                      770,000      1,040,583
   U.S. Treasury Bonds, 6.00%, 02/15/26................................................                      250,000        308,027
   U.S. Treasury Bonds, 6.38%, 08/15/27................................................                      450,000        583,435
   U.S. Treasury Bonds, 5.25%, 02/15/29................................................                      325,000        371,706
   U.S. Treasury Bonds, 6.25%, 05/15/30(a).............................................                      250,000        325,635
   U.S. Treasury Bonds, 5.38%, 02/15/31(a).............................................                      630,000        743,400
                                                                                                                       ------------
                                                                                                                          5,052,646
                                                                                                                       ------------
 U.S. TREASURY NOTES -- 10.5%
   U.S. Treasury Notes, 7.00%, 07/15/06................................................                      680,000        703,561
   U.S. Treasury Notes, 2.38%, 08/15/06................................................                      750,000        740,215
   U.S. Treasury Notes, 3.50%, 11/15/06................................................                      230,000        229,739
   U.S. Treasury Notes, 3.13%, 05/15/07................................................                      725,000        718,147
   U.S. Treasury Notes, 4.00%, 06/15/09................................................                    1,400,000      1,415,092
   U.S. Treasury Notes, 3.50%, 11/15/09(a).............................................                    1,000,000        991,211
   U.S. Treasury Notes, 4.88%, 02/15/12................................................                      380,000        403,572
   U.S. Treasury Notes, 4.00%, 11/15/12................................................                      500,000        505,606
   U.S. Treasury Notes, 4.25%, 08/15/13(a).............................................                      500,000        512,500
   U.S. Treasury Notes, 4.25%, 11/15/13(a).............................................                      300,000        307,324
   U.S. Treasury Notes, 4.25%, 11/15/14(a).............................................                      500,000        511,739
                                                                                                                       ------------
                                                                                                                          7,038,706
                                                                                                                       ------------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,004,365) ...............................................................     12,091,352
                                                                                                                       ------------
COMMERCIAL PAPER -- 4.0%
   American General Finance, 3.30%, 07/01/05...........................................      A-1, P-1      2,682,341      2,682,341
                                                                                                                       ------------
  TOTAL COMMERCIAL PAPER (Cost $2,682,341) .........................................................................      2,682,341
                                                                                                                       ------------
TOTAL INVESTMENTS (Cost $63,309,098)(2) -- 100.0% ..................................................................    $66,751,317
                                                                                                                       ============



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / BROAD MARKET BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued


================================================================================

                                                          Principal
                                                           Amount/       Value
                                                           Shares      (Note 2)
                                                          ---------   ----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR
  LOANED SECURITIES
 INSTITUTIONAL MONEY MARKET TRUST
   BlackRock Institutional Money Market Trust.........    2,263,401   $2,263,401
                                                                      ----------
  TOTAL INSTITUTIONAL MONEY MARKET TRUST ..........................    2,263,401
                                                                      ----------
 MASTER NOTES
   Bank of America USA, 3.52%, 07/01/05...............       50,926       50,926
   Merrill Lynch & Co., Inc., 3.54%, 07/01/05.........    1,040,012    1,040,012
                                                                      ----------
  TOTAL MASTER NOTES ..............................................    1,090,938
                                                                      ----------
 TIME DEPOSIT
   Credit Suisse First Boston USA, 3.38%, 07/01/05....      141,461      141,461
                                                                      ----------
  TOTAL TIME DEPOSIT ..............................................      141,461
                                                                      ----------
  TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES (Cost $3,495,800)+(3) ...............................   $3,495,800
                                                                      ==========

---------------
 * Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
 @ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated, security is considered liquid.
 + The cost for federal income tax purposes. At June 30, 2005, net unrealized appreciation was $3,442,219. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $3,589,854, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $147,635.
(1) The ratings shown are not audited.
(2) At June 30, 2005, the market value of the securities on loan for the Broad Market Bond Series was $3,423,321.
(3) The investments held as collateral on loaned securities represented 5.2% of the market value of the Broad Market Bond Series.
(a) Security partially or fully on loan (see Note 4).
(b) Step coupon bond.



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005

 (Showing Percentage of Total Investments)
================================================================================

                                                                                             Moody's/S&P    Principal       Value
                                                                                             Ratings(1)       Amount      (Note 2)
                                                                                             -----------    ----------   ----------
MUNICIPAL BONDS -- 96.6%
 ALABAMA -- 8.1%
   Alabama 21st Century Auth. Tobacco Settlement Rev. Bonds,
    5.10%, 12/01/09......................................................................      Baa1, A-     $  500,000   $  535,960
   Alabama Housing Fin. Auth. Single Family Mtge. Rev. Bonds, Ser. A-1, 5.00%, 10/01/14..      Aaa, NR         195,000      199,768
   Alabama State Brd. of Edu. Calhoun Community College Rev. Bonds,
    5.00%, 05/01/15......................................................................        Aaa           500,000      554,120
   Alabama State Public School & College Auth. Rev. Bonds, 5.13%, 11/01/10...............      Aa3, AA       1,215,000    1,316,477
   Alabama Water Poll. Cntrl. Auth. Rev. Bonds, Ser. B, (AMBAC),
    4.50%, 08/15/10......................................................................      Aaa, AAA        250,000      260,885
   Jefferson County, AL Sewer Rev. Bonds, (FSA), 5.25%, 02/01/11.........................      Aaa, AAA        250,000      271,530
   Mobile, AL Water & Sewer Commrs. Ref. Rev. Bonds, 5.00%, 01/01/17.....................      Aaa, AAA      1,500,000    1,619,355
   Trussville, AL Gen. Oblig. Ltd. Bonds, (MBIA), 4.60%, 10/01/13........................      Aaa, NR         165,000      175,065
                                                                                                                         ----------
                                                                                                                          4,933,160
                                                                                                                         ----------
 ARIZONA -- 2.7%
   Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds,
    5.00%, 07/01/10......................................................................      Baa3, NR        150,000      156,719
   Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds,
    5.00%, 07/01/13......................................................................      Baa3, NR        200,000      208,828
   Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds,
    5.00%, 07/01/09                                                                            Baa3, NR        175,000      182,371
   Salt River Proj., AZ Agric. Imp. & Power Dist. Rev. Bonds, Ser. A,
    5.25%, 01/01/20......................................................................      Aa2, AA       1,000,000    1,097,750
                                                                                                                         ----------
                                                                                                                          1,645,668
                                                                                                                         ----------
 CALIFORNIA -- 12.4%
   California State Gen. Oblig. Bonds, 5.75%, 10/01/10...................................       A3, A          750,000      841,102
   California State Gen. Oblig. Bonds, 5.25%, 11/01/10...................................       A3, A          450,000      494,541
   California State Public Works Brd. Lease Rev. Bonds (California Science
    Center), (MBIA), 5.13%, 10/01/12.....................................................      Aaa, AAA        250,000      266,638
   California State Public Works Brd. Lease Rev. Bonds, (Dept. Mental Health Hospital),
    (AMBAC), 5.00%, 12/01/13.............................................................      Aaa, AAA        575,000      634,678
   California State Public Works Brd. Ref. Rev. Bonds, Ser. D, (MBIA),
    5.25%, 10/01/11......................................................................      Aaa, AAA        150,000      166,715
   California Statewide Cmnty. Dev. Auth. Rev. Bonds, (LA Jewish Home), (CALHF), 4.75%,
    11/15/09.............................................................................       NR, A          425,000      446,985
   Glendale, CA Univ. School Dist. Gen. Oblig. Bonds, Ser. C, (FSA),
    5.50%, 09/01/15......................................................................      Aaa, AAA        125,000      137,288
   Golden State Tobacco Securitization Corp. California Tobacco Settlement
    Rev. Bonds, Enhanced Ser. B, 5.00%, 06/01/10.........................................      Baa1, A-        500,000      534,040
   Golden State Tobacco Securitization Corp. California Tobacco Settlement
    Rev. Bonds, Enhanced Ser. B, 5.75%, 06/01/22.........................................      Baa1, A-      1,000,000    1,069,829
   Lancaster, CA Redev. Agency Tax Allocation Ref. Bonds, 5.25%, 12/01/20................      NR, AAA         400,000      442,484

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued


================================================================================

                                                                                             Moody's/S&P    Principal       Value
                                                                                             Ratings(1)       Amount      (Note 2)
                                                                                             -----------    ----------   ----------
 CALIFORNIA -- (continued)
   Los Angeles, CA Special Assessment Bonds (Landscaping & Ltg. District 96-1), (FSA),
    4.90%, 03/01/09......................................................................      Aa3, AA      $  100,000   $  106,125
   Redwood City, CA Elementary School Dist. Gen. Oblig. Bonds, (FGIC), 5.50%, 08/01/14...      Aaa, AAA        125,000      144,808
   San Diego County, CA Water Auth. Rev. Bonds, Ser. A, (FGIC), 5.00%, 05/01/13..........      Aaa, AAA        125,000      134,050
   San Francisco, CA City & County International Airport Rev.Bonds, 5.25%, 01/01/19......      Aaa, AAA      1,540,000    1,605,018
   Tulare County, CA Ctfs. Participation Ref. Bonds, (MBIA), 5.00%, 08/15/10.............      Aaa, NR          50,000       54,752
   Visalia, CA Cert. Participation Ref. Bonds, 5.00%, 12/01/18...........................      NR, AAA         500,000      541,300
                                                                                                                         ----------
                                                                                                                          7,620,353
                                                                                                                         ----------
 COLORADO -- 0.9%
   Colorado Health Fac. Auth. Rev. Bonds, (Catholic Health Initiatives), 5.38%, 09/01/10.      Aa2, AA         500,000      547,780
                                                                                                                         ----------
 DELAWARE -- 2.3%
   Bethany Beach, DE Gen. Oblig. Rev. Bonds, (MBIA), 9.75%, 11/01/07.....................      Aaa, AAA        160,000      184,050
   Bethany Beach, DE Gen. Oblig. Rev. Bonds, (MBIA), 9.75%, 11/01/08.....................      Aaa, AAA        180,000      217,278
   Delaware River & Bay Auth. Rev. Bonds, (AMBAC), 5.40%, 01/01/14.......................      Aaa, AAA        250,000      277,085
   Delaware State Economic Dev. Auth. Ref. Rev. Bonds, (Delmarva Power Poll. Cntrl.
    Proj.), Ser. 2001C, (AMBAC), 4.90%, 05/01/26.........................................      Aaa, AAA        250,000      268,680
   Delaware State Economic Dev. Auth. Rev. Bonds, (First Mtge. Gilpin Hall Proj.),
    6.40%, 07/01/05......................................................................       NR, NR         155,000      155,000
   Delaware State Economic Dev. Auth. Rev. Bonds, (Student Housing Univ. Courtyard),
    (RADIAN), 5.38%, 08/01/11............................................................       NR, AA         250,000      272,960
   Delaware State Housing Auth. Multi-Family Mtge. Ref. Rev. Bonds, Ser. 1992C,
    7.25%, 01/01/07......................................................................       A1, A           60,000       60,000
                                                                                                                         ----------
                                                                                                                          1,435,053
                                                                                                                         ----------
 FLORIDA -- 5.5%
   Alachua County, FL Public Imp. Rev. Bonds, 5.00%, 08/01/14............................      Aaa, AAA        585,000      603,755
   Broward County, FL Resource Recovery Ref. Bonds, Wheelabrator South A,
    5.00%, 12/01/07......................................................................       A3, AA         275,000      287,392
   Jacksonville, FL Dist. Water & Sewer Rev. Bonds, (MBIA), 5.13%, 09/30/08..............      Aaa, AAA        500,000      524,235
   Lakeland, FL Energy Sys. Rev. Bonds, (MBIA), 5.50%, 10/01/14..........................      Aaa, AAA        455,000      508,804
   Osceola County, FL School Brd. Cert. Participation Four Corcers Charter School Bonds,
    Ser. A, (MBIA), 5.80%, 08/01/15......................................................      Aaa, NR         100,000      109,676
   Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds, (MBIA), 5.25%, 10/01/14.............      Aaa, AAA        900,000    1,013,174
   Tampa, FL Sports Auth. Sales Tax Rev. Bonds, (MBIA), 5.00%, 01/01/08..................      Aaa, AAA        300,000      312,867
                                                                                                                         ----------
                                                                                                                          3,359,903
                                                                                                                         ----------
 GEORGIA -- 3.3%
   Coffee County, GA Hospital Auth. Rev. Bonds, 5.00%, 12/01/05..........................      NR, BBB+        545,000      548,690
   Fulton County, GA Bldg. Auth. Rev. Bonds, 4.00%, 01/01/11.............................      Aa3, AA         360,000      374,936
   Georgia State Housing & Fin. Auth. Rev. Bonds, (Single Family Mtge.),
    4.85%, 06/01/08......................................................................      NR, AAA         260,000      264,456
   Gwinnett County, Ga. Dev. Auth. COP's, (Gwinnett Cnty Public School Proj.), (MBIA),
    5.25%, 01/01/14......................................................................      Aaa, AAA        500,000      562,980
   Private Colleges & Univ. Auth. Rev. Bonds, (Emory Univ. Proj.), Ser. 2000A,
    5.75%, 11/01/15......................................................................      Aa2, AA         250,000      282,400
                                                                                                                         ----------
                                                                                                                          2,033,462
                                                                                                                         ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued


================================================================================

                                                                                              Moody's/S&P    Principal      Value
                                                                                              Ratings(1)      Amount      (Note 2)
                                                                                              -----------    ---------   ----------
 ILLINOIS -- 3.8%
   Bloomington, IL Gen. Oblig. Unltd. Bonds, 5.50%, 12/01/07..............................      Aa2, NR      $300,000    $  309,303
   Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC), 5.75%, 11/01/11........................      Aaa, AAA      200,000       225,416
   Cook Kane Lake & McHenry Counties, IL Community College Dist. 512, 5.50%, 12/01/17.....      Aaa, NR       520,000       572,654
   Illinois Educ. Fac. Auth. Rev. Bonds, (Northwestern Univ. Proj.), 5.10%, 11/01/11......      Aa1, AA+      400,000       435,508
   Illinois Educ. Fac. Auth. Rev. Bonds, (Northwestern Univ. Proj.), 5.15%, 11/01/12......      Aa1, AA+      250,000       275,233
   Illinois State Gen. Oblig. Unltd. Bonds, (FGIC), 5.38%, 07/01/08.......................      Aaa, AAA      250,000       255,810
   Springfield, IL Elec. Rev. Bonds, Sr Lien, (MBIA), 5.50%, 03/01/12.....................      Aaa, AAA      250,000       278,438
                                                                                                                         ----------
                                                                                                                          2,352,362
                                                                                                                         ----------
 INDIANA -- 0.9%
   Indiana Health Facility Financing Auth. Rev. Bonds, 5.00%, 05/01/07....................      Aa3, AA-      530,000       549,854
                                                                                                                         ----------
 KANSAS -- 1.0%
   Butler & Sedgwick County, KS Univ. School Dist. Gen. Oblig. Unltd. Bonds, (FSA),
    6.00%, 09/01/14.......................................................................      Aaa, AAA      500,000       595,850
                                                                                                                         ----------
 MARYLAND -- 0.7%
   Maryland State Health & Higher Educ. Fac. Auth. Rev. Bonds, (AMBAC), 5.13%, 07/01/12...      Aaa, AAA      400,000       447,332
                                                                                                                         ----------
 MASSACHUSETTS -- 2.7%
   Massachusetts State Commonwealth Gen. Oblig. Bonds, 5.00%, 10/01/09....................      Aa2, AA-      500,000       538,035
   Massachusetts State Dev. Fin. Agency Rev. Bond (Univ. of MA, Visual & Performing Arts
    Proj.), 6.00%, 08/01/16...............................................................       A2, NR       310,000       373,020
   Massachusetts State Fed. Highway Grant Ant. Notes, Ser. 1998B, 5.13%, 12/15/08.........      Aa3, NR       350,000       375,991
   Massachusetts State Housing Fin. Agency Rev. Bonds, 4.00%, 12/01/10....................      Aa2, AA        85,000        85,243
   Massachusetts State Special Oblig. Rev. Bonds Ref. Nts.-Federal Highway Grant Ant.-A,
    (FSA), 5.00%, 12/15/12................................................................      Aaa, NR       275,000       301,626
                                                                                                                         ----------
                                                                                                                          1,673,915
                                                                                                                         ----------
 MICHIGAN -- 1.2%
   Fowlerville, MI Community Schools Dist. Gen. Oblig. Bonds, (FGIC), 5.00%, 05/01/14.....      Aaa, AAA      650,000       720,285
                                                                                                                         ----------
 MINNESOTA -- 0.4%
   Minnesota State Gen. Oblig. Rev. Bonds, 5.00%, 11/01/07................................      Aa1, AAA      250,000       262,778
                                                                                                                         ----------
 MISSOURI -- 1.1%
   Truman State Univ., MO Housing Sys. Rev. Bonds, 5.00%, 06/01/15........................      Aaa, NR       615,000       677,742
                                                                                                                         ----------
 NEBRASKA -- 0.4%
   Omaha, NE Packaging Fac. Corp. Lease Rev. Bonds, 5.45%, 05/01/15.......................      Aa1, AA+      210,000       216,149
                                                                                                                         ----------
 NEVADA -- 1.7%
   Nevada State Gen. Oblig. Unref. Bal. Bonds, 5.13%, 09/01/10............................      Aa2, AA       345,000       360,404
   Nevada State Highway Imp. Rev. Bonds, (Motor Vehicle Fuel Tax), (FGIC),
    5.50%, 12/01/11.......................................................................      Aaa, AAA      250,000       281,810
   Washoe County, NV Gen. Oblig. Bonds, (Park, Open Space & Library), (FGIC),
    5.75%, 05/01/14.......................................................................      Aaa, AAA      380,000       428,693
                                                                                                                         ----------
                                                                                                                          1,070,907
                                                                                                                         ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued


================================================================================

                                                                                             Moody's/S&P    Principal       Value
                                                                                             Ratings(1)       Amount      (Note 2)
                                                                                             -----------    ----------   ----------
 NEW JERSEY -- 1.8%
   Camden County, NJ Imp. Auth. Health Care Rev. Bonds, 5.60%, 02/15/07..................     Baa3, BBB     $   65,000   $   66,043
   Cherry Hill Township, NJ School Dist. Gen. Oblig. Bonds, 5.00%, 02/15/17..............      Aaa, NR         725,000      803,076
   New Jersey Tobacco Settlement Fin. Corp. Rev. Bonds, 5.00%, 06/01/09..................     Baa3, BBB        250,000      260,685
                                                                                                                         ----------
                                                                                                                          1,129,804
                                                                                                                         ----------
 NEW MEXICO -- 1.1%
   Albuquerque, NM Storm Sewer Gen. Oblig. Bonds, Ser. B, 5.00%, 07/01/06................      Aa3, AA         650,000      651,950
                                                                                                                         ----------
 NEW YORK -- 15.6%
   Mayfield, NY Cent. School Dist. Gen. Oblig. Bonds, (FSA), 4.25%, 06/15/12.............      Aaa, AAA        685,000      727,251
   New York City, NY Transitional Fin. Auth. Unref., Ser. C., 5.75%, 11/01/11............      Aa1, AAA        483,000      543,045
   New York City Gen. Oblig. Bonds, Ser. I, 4.50%, 08/01/12..............................       A2, A          650,000      687,044
   New York City Transitional Fin. Auth. Rev. Bonds, 5.00%, 11/01/11.....................      Aa2, AA+        500,000      548,405
   New York City, NY Transitional Fin. Auth., 5.75%, 11/01/11, Prerefunded
    05/01/10 @ $101.00...................................................................      Aa1, AAA        215,000      243,614
   New York State Agency Spec. School Purp. Rev. Bonds, Ser. C, 5.25%, 12/01/10..........       NR, A+       1,500,000    1,638,179
   New York State Dorm Auth. Rev. Bonds, (MBIA), 5.25%, 05/15/15.........................      Aaa, AAA      1,000,000    1,127,909
   New York State Dorm. Auth. Pace Univ. Ref. Bonds, (MBIA), 6.50%, 07/01/08.............      Aaa, AAA        515,000      569,065
   New York State Dorm. Auth. Personal Income Rev. Bonds, Ser. A, 5.00%, 03/15/13........       NR, AA         500,000      550,520
   New York State Environ. Fac. Corp. Rev. Bonds, Ser. A, 5.00%, 03/15/13................      NR, AA-         515,000      568,864
   New York State Urban Dev. Corp. Rev. Bonds, 5.00%, 12/15/06...........................       A1, AA         500,000      516,215
   New York State Urban Dev. Corp. Rev. Bonds, 5.00%, 01/01/07...........................      A2, AA-         500,000      515,605
   New York State Urban Development Corp. (Correctional & Youth Facilities Services),
    Ser. A, 4.00%, 01/01/09..............................................................      NR, AA-         500,000      512,265
   New York, NY Gen. Oblig. Bonds, Ser. E, 5.25%, 08/01/12...............................       A2, A          250,000      275,868
   West Genesee, NY Cent. School Dist. Gen. Oblig. Bonds, (FSA), 3.50%, 06/15/07.........      Aaa, NR         500,000      507,700
                                                                                                                         ----------
                                                                                                                          9,531,549
                                                                                                                         ----------
 NORTH CAROLINA -- 0.5%
   Charlotte, NC Storm Water Fee Rev. Bonds, 5.60%, 06/01/10, Prerefunded
    06/01/10 @ $101.00...................................................................      Aa2, AA+        250,000      281,460
                                                                                                                         ----------
 OHIO -- 5.4%
   Lorain County, OH Hosp. Rev. Bonds, (Catholic Healthcare Partners), 5.00%, 10/01/08...      A1, AA-         500,000      527,275
   Lorain County, OH Hosp. Rev. Bonds, (Catholic Healthcare Partners), Ser. A,
    5.63%, 10/01/16......................................................................      A1, AA-         500,000      550,945
   Ohio State Bldg. Fac. Auth. Rev. Bonds, (Sports Bldg. Fund Proj.), Ser. 2001A,
    5.50%, 04/01/12......................................................................      Aa2, AA         500,000      556,200
   Ohio State Higher Educ. Cap. Fac. Rev. Bonds, Ser. 2A, 5.50%, 12/01/08................      Aa2, AA         200,000      216,864
   Ohio State Higher Educ. Cap. Fac. Rev. Bonds, Ser. 2A, 5.50%, 12/01/09................      Aa2, AA         500,000      551,180
   Ohio State Infrastructure Imp. Gen. Oblig. Bonds, 5.75%, 02/01/10, Prerefunded
    02/01/10 @ $100.00...................................................................      Aa1, AA+        350,000      389,858
   Pickerington, OH Local School Dist. Construction & Imp. Gen. Oblig. Bonds, (FGIC),
    5.80%, 12/01/09......................................................................      Aaa, AAA        500,000      532,130
                                                                                                                         ----------
                                                                                                                          3,324,452
                                                                                                                         ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued


================================================================================

                                                                                             Moody's/S&P    Principal       Value
                                                                                             Ratings(1)       Amount      (Note 2)
                                                                                             -----------    ----------   ----------
 OKLAHOMA -- 0.2%
   Oklahoma City, OK Gen. Oblig. Bonds, 5.40%, 07/01/12, Prerefunded 07/01/10 @ $100.00..      Aa2, AA      $  100,000   $  110,989
                                                                                                                         ----------
 OREGON -- 0.6%
   Portland, OR Urban Renewal & Redev. Ref. Bonds, Ser. A, 5.00%, 06/15/17...............      Aaa, NR         320,000      356,022
                                                                                                                         ----------
 PENNSYLVANIA -- 3.7%
   Adams County, PA Public Imp. Misc. Rev. Bonds, (FGIC), 5.20%, 05/15/17, Prerefunded
    05/15/11 @ $100.00...................................................................      Aaa, AAA        250,000      277,495
   Pennsylvania State Higher Educational Fac. Auth. Rev. Bonds Philadelphia College
    Osteopathic Medicine, 5.00%, 12/01/17................................................         A            500,000      535,960
   Pennsylvania State Ref. Gen. Oblig. Bonds, (FGIC), 5.38%, 11/15/07....................      Aaa, AAA        250,000      259,205
   Pittsburgh, PA Stadium Auth. Lease Rev. Bonds, 6.50%, 04/01/11, Escrowed to Maturity..      Aaa, AAA        140,000      154,175
   State Public School Bldg. Auth. Pennsylvania Rev. Bonds, (FGIC), 5.25%, 11/01/15......      Aaa, AAA        545,000      610,792
   York County, PA Solid Waste & Refuse Auth. Rev. Bonds, (FGIC), 5.50%, 12/01/06........      Aaa, AAA        400,000      414,968
                                                                                                                         ----------
                                                                                                                          2,252,595
                                                                                                                         ----------
 PUERTO RICO -- 0.6%
   The Childrens Trust Fund, Puerto Rico, Tobacco Settlement Rev. Bonds, 5.00%, 05/15/09.     Baa3, BBB        100,000      105,513
   The Childrens Trust Fund, Puerto Rico, Tobacco Settlement Rev. Bonds, 5.75%, 07/01/14,
    Prerefunded 07/01/10 @ $100.00.......................................................      NR, AAA         250,000      280,880
                                                                                                                         ----------
                                                                                                                            386,393
                                                                                                                         ----------
 SOUTH DAKOTA -- 0.4%
   South Dakota Housing Dev. Auth. Homeownership Mtge. Rev. Bonds, Ser. C,
    4.15%, 05/01/07......................................................................      Aa1, AAA        265,000      266,418
                                                                                                                         ----------
 TENNESSEE -- 1.8%
   Memphis, TN Sewer Sys. Ref. Rev. Bonds, 5.25%, 10/01/13...............................       A2, AA         250,000      280,298
   Tennessee State Ser. B, Gen. Oblig. Bonds, 5.30%, 05/01/13............................      Aa2, AA         750,000      798,270
                                                                                                                         ----------
                                                                                                                          1,078,568
                                                                                                                         ----------
 TEXAS -- 9.0%
   Galena Park, TX Indpt. School Dist. Gen. Oblig. Bonds, (PSF-GTY), 7.00%, 08/15/11.....      Aaa, NR         250,000      296,505
   Georgetown, TX Indpt. School Dist. Gen. Oblig. Ref. Bonds, (PSF-GTY), 5.00%, 02/15/17.      Aaa, AAA        500,000      545,600
   Houston, TX Unrefunded-Ref & Pub Impt. -- A, 5.25%, 03/01/13..........................      Aa3, AA-        100,000      107,403
   Katy, TX Indpt. School Dist. Gen. Oblig. Bonds, (PSF-GTY), 5.50%, 02/15/15............      Aaa, AAA        500,000      553,724
   Lubbock, TX Health Fac. Dev. Corp. Rev. Bonds, (St. Joseph Health Sys.), 5.00%,
    07/01/08.............................................................................      Aa3, AA-        350,000      368,316
   Pearland, TX Indpt. School Dist. Schoolhouse Rev. Bonds, Ser. 2001A, (PSF-GTY),
    5.00%, 02/15/12......................................................................      Aaa, AAA        625,000      684,668
   San Antonio, TX Independent School Dist. Gen. Oblig. Unltd. Bonds, (PSF-GTY),
    7.00%, 08/15/08......................................................................      Aaa, AAA        225,000      251,654
   Texas State College Student Loan Gen. Oblig. Bonds, 5.00%, 08/01/12...................      Aa1, AA       1,000,000    1,021,509
   Texas State Ref. Public Fin. Auth. Gen. Oblig. Bonds, Ser. 2001A, 5.50%, 10/01/12.....      Aa1, AA         300,000      335,295
   Texas State Turnpike Auth. Cent. Rev. Bonds, 5.00%, 06/01/08..........................      Aa3, AA         500,000      528,445
   Texas Water Dev. Brd. Rev. Bonds, St. Revolving Fd-Sr Lien-Ser. 1998A,
    5.25%, 07/15/11......................................................................      Aaa, AAA        500,000      532,150

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued


================================================================================

                                                                                            Moody's/S&P    Principal       Value
                                                                                            Ratings(1)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
 TEXAS -- (continued)
   Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13, Prerefunded
    07/01/11 @ $100.00..................................................................      Aaa, AAA     $   60,000   $    70,147
   Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13, Prerefunded
    01/01/12 @ $100.00..................................................................      Aaa, AAA         75,000        88,207
   Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13, Prerefunded
    01/01/13 @ $100.00..................................................................      Aaa, AAA         85,000       101,388
                                                                                                                        -----------
                                                                                                                          5,485,011
                                                                                                                        -----------
 UTAH -- 0.4%
   Utah State Bldg. Ownership Auth. Lease Rev. Bonds, 5.50%, 05/15/07...................      Aa1, AA+        250,000       259,265
                                                                                                                        -----------
 VIRGINIA -- 1.7%
   Virginia Commonwealth Trans. Brd. Rev. Bonds (Federal Highway Reimbursement Ant.
    Notes), 5.75%, 10/01/07.............................................................      Aa2, AA+      1,000,000     1,066,150
                                                                                                                        -----------
 WASHINGTON -- 3.9%
   Clark County Washington School Dist. No. 37 Gen. Oblig. Bonds, 5.13%, 12/01/10.......      Aa3, NR         500,000       544,800
   Seattle, WA Muni. Light & Power Ref. Rev. Bonds, (FSA), 5.00%, 07/01/10..............      Aaa, AAA        350,000       371,329
   Snohomish County, WA Public Utility Rev. Bonds, (FSA), 5.00%, 12/01/08...............      Aaa, AAA        250,000       266,553
   Washington State Public Power Supply Sys. Nuclear Proj. No. 1 Rev. Bonds,
    5.75%, 07/01/09.....................................................................      Aaa, AA-        320,000       351,440
   Washington State Public Power Supply Sys. Nuclear Proj. No. 2 Rev. Bonds,
    5.75%, 07/01/09.....................................................................      Aaa, AA-        200,000       219,650
   Washington State Variable Purpose-Ser. B, Gen. Oblig. Unltd. Bonds, 5.00%, 01/01/13..      Aa1, AA         300,000       316,158
   Washington Tobacco Settlement Mgmt. Auth. Rev. Bonds, 5.00%, 06/01/08................     Baa2, BBB        300,000       312,813
                                                                                                                        -----------
                                                                                                                          2,382,743
                                                                                                                        -----------
 WEST VIRGINIA -- 0.5%
   West Virginia State Bldg. Ref. Rev. Bonds, Ser. A, (AMBAC), 5.38%, 07/01/18..........      Aaa, AAA        250,000       288,120
                                                                                                                        -----------
 WISCONSIN -- 0.3%
   Wisconsin State Trans. Rev. Ref. Bonds, Ser.1, 5.75%, 07/01/14, Prerefunded
    07/01/12 @ $100.00..................................................................      Aaa, AAA         70,000        81,001
   Wisconsin State Tras. Rev. Ref. Bonds, Ser.1, 5.75%, 07/01/14........................      Aaa, AA3        105,000       120,018
                                                                                                                        -----------
                                                                                                                            201,019
                                                                                                                        -----------
 TOTAL MUNICIPAL BONDS (Cost $57,876,604) ...........................................................................    59,195,061
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005 -- continued


================================================================================

                                                                                                                           Value
                                                                                                             Shares       (Note 2)
                                                                                                            ---------   -----------
SHORT-TERM INVESTMENTS -- 3.4%
   Blackrock Municipal Cash Tax-Exempt Money Market Fund.......................................             1,032,659   $ 1,032,659
   Blackrock Municipal Fund Tax-Exempt Money Market Fund.......................................             1,032,659     1,032,659
                                                                                                                        -----------
 TOTAL SHORT-TERM INVESTMENTS (Cost $2,065,318) .....................................................................     2,065,318
                                                                                                                        -----------
TOTAL INVESTMENTS - 100.0% (Cost $59,941,922)+ ......................................................................   $61,260,379
                                                                                                                        ===========

---------------
 + The cost for federal income tax purposes. At June 30, 2005, net unrealized appreciation was $1,318,457. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,423,354, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $104,897.
(1) Although certain securities are not rated NR by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser at the time of purchase. The ratings shown are not audited.



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT-TERM INCOME SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005

 (Showing Percentage of Total Investments)
================================================================================

                                                                                            Moody's/S&P    Principal       Value
                                                                                            Ratings(1)       Amount       (Note 2)
                                                                                           ------------    ----------   -----------
CORPORATE BONDS -- 81.4%
 FINANCIAL -- 22.9%
   Capital One Corp., 6.70%, 05/15/08..................................................      Baa2, BBB     $  750,000   $   796,373
   General Electric Capital Corp., 6.50%, 12/10/07.....................................      Aaa, AAA       1,075,000     1,132,929
   General Motors Acceptance Corp., 4.15%, 08/18/05*...................................     Baa1, BBB-      1,000,000       995,269
   Goldman Sachs Group, 6.50%, 02/25/09 @..............................................       Aa3, A+         200,000       213,863
   Goldman Sachs Group, 6.65%, 05/15/09................................................       Aa3, A+         700,000       757,992
   International Lease Finance Corp., 5.63%, 06/01/07..................................       A1, AA-       2,000,000     2,050,285
   Lehman Brothers Holdings, 4.25%, 01/27/10...........................................        A1, A          390,000       388,845
   Marsh & Mclennan Cos, Inc., 5.38%, 03/15/07.........................................      Baa2, BBB        225,000       227,937
   MBNA America, 6.50%, 06/20/06.......................................................     Baa1, BBB+        500,000       511,641
   National City Bank, 2.70%, 08/24/09.................................................       Aa3, A+         409,091       395,955
   Prudential Insurance Co., 6.38%, 07/23/06 @.........................................       A1, AA-       1,000,000     1,023,188
                                                                                                                        -----------
                                                                                                                          8,494,277
                                                                                                                        -----------
 INDUSTRIAL -- 44.2%
   A.H. Belo Corp., 7.13%, 06/01/07....................................................     Baa3, BBB-        200,000       207,523
   Bausch & Lomb Inc, 6.95%, 11/15/07..................................................      Ba1, BBB         500,000       527,398
   Conoco Inc, 6.35%, 04/15/09.........................................................    Baa1, A-BBB+       900,000       970,358
   DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08...................................       A3, BBB         350,000       344,639
   Delhaize America, 7.38%, 04/15/06...................................................      Ba1, BB+         300,000       306,532
   Donnelley (R.R.) & Sons, 3.75%, 04/01/09............................................      Baa2, A-         465,000       450,306
   Fred Meyer Inc., 7.45%, 03/01/08....................................................      Baa2, BBB        400,000       430,272
   Georgia-Pacific Corp., 7.50%, 05/15/06..............................................      Ba3, BB+         530,000       543,250
   Goodrich Corp., 6.45%, 12/15/07.....................................................     Baa3, BBB-        450,000       471,749
   Hertz Corp., 4.70%, 10/02/06........................................................     Baa2, BBB-      1,000,000       979,308
   IAC/Interactive Corp., 6.75%, 11/15/05..............................................     Baa3, BBB-        500,000       504,049
   International Business Machines Corp., 5.38%, 02/01/09..............................       A1, A+        1,000,000     1,042,119
   Liberty Media Corp., 4.91%, 09/15/05*...............................................     Baa3, BBB-        154,000       154,949
   MBNA America Bank, Notes, 4.63%, 08/03/09...........................................     Baa1, BBB+        800,000       811,391
   McDonald's Corp., 3.88%, 08/15/07...................................................        A2, A        1,000,000       995,567
   Merck & Co., Inc., 5.25%, 07/01/06..................................................      Aa3, AA-       1,000,000     1,012,455
   Merck & Co., Inc., 2.50%, 03/30/07..................................................      Aa3, AA-       1,000,000       974,769
   Raytheon Co., 6.75%, 08/15/07.......................................................     Baa3, BBB-        584,000       612,662
   Safeway, Inc., 6.15%, 03/01/06......................................................      Baa2, BBB      1,000,000     1,010,746
   Tyson Foods, Inc., 7.25%, 10/01/06..................................................      Baa3, BBB      1,000,000     1,036,540
   Waste Management, Inc., 6.50%, 11/15/08.............................................      Baa3, BBB      1,000,000     1,062,246
   Weyerhaeuser Co., 6.00%, 08/01/06...................................................      Baa2, BBB      1,970,000     2,005,088
                                                                                                                        -----------
                                                                                                                         16,453,916
                                                                                                                        -----------
 TELECOMMUNICATIONS -- 2.6%
   Sprint Capital Corp., 6.13%, 11/15/08...............................................     Baa3, BBB-        900,000       948,150
                                                                                                                        -----------
 UTILITIES -- 11.7%
   Cogentrix Energy, Inc., 8.75%, 10/15/08 @...........................................       Aa3, A+         500,000       570,771
   Columbia Energy Group, 6.80%, 11/28/05..............................................      Baa2, BBB        500,000       505,405
   Duke Energy Corp., 3.75%, 03/05/08..................................................      A3, BBB+       1,000,000       987,538
   FirstEnergy Corp., 5.50%, 11/15/06..................................................      Baa3, BB+      1,350,000     1,373,128
   Valero Energy, 6.13%, 04/15/07......................................................      Baa3, BBB        870,000       895,653
                                                                                                                        -----------
                                                                                                                          4,332,495
                                                                                                                        -----------
   TOTAL CORPORATE BONDS (Cost $30,601,103) .........................................................................    30,228,838
                                                                                                                        -----------

    The accompanying notes are in integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT-TERM INCOME SERIES
--------------------------------------------------------------------------------
  INVESTMENTS / JUNE 30, 2005


================================================================================

                                                        Principal       Value
                                                          Amount       (Note 2)
                                                        ----------   -----------
ASSET-BACKED SECURITIES -- 1.8%
   GMAC Mortgage Corporation Loan, 2003-GH2, 3.69%,
    07/25/20........................................    $  671,887   $   669,314
                                                                     -----------
 TOTAL ASSET-BACKED SECURITIES (Cost $674,225) .....                     669,314
                                                                     -----------
MORTGAGE-BACKED SECURITIES -- 4.8%
   Federal Home Loan Mortgage Corporation Notes,
    2751 VT, 6.00%, 02/15/34........................       381,146       388,138
   Federal Home Loan Mortgage Corporation Notes, 7
    Yr. Balloon, 4.50%, 11/01/10....................       351,628       352,287
   Federal National Mortgage Association Notes,
    3.99%, 05/01/33.................................       700,398       700,679
   Federal National Mortgage Association Notes,
    4.75%, 04/25/35.................................       333,750       335,395
                                                                     -----------
 TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,776,475)                    1,776,499
                                                                     -----------
U.S. AGENCY OBLIGATIONS -- 9.0%
 FEDERAL HOME LOAN BANKS NOTES -- 1.8%
   Federal Home Loan Banks Notes, 2.40%, 03/09/06
    (a).............................................       300,000       297,817
   Federal Home Loan Banks Notes, 2.44%, 03/09/09...       375,000       362,539
                                                                     -----------
                                                                         660,356
                                                                     -----------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES --  2.7%
   Federal Home Loan Mortgage Corporation Notes,
    4.25%, 07/15/09.................................     1,000,000     1,010,931
                                                                     -----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES --  4.5%
   Federal National Mortgage Association Notes,
    3.21%, 07/23/08.................................     1,000,000       979,584
   Federal National Mortgage Association Notes,
    6.00%, 05/15/08.................................       200,000       211,409
   Federal National Mortgage Association Notes,
    3.13%, 03/16/09.................................       500,000       484,037
                                                                     -----------
                                                                       1,675,030
                                                                     -----------
 TOTAL U.S. AGENCY OBLIGATIONS (Cost $3,372,983) ...                   3,346,317
                                                                     -----------
U.S. TREASURY OBLIGATIONS -- 0.7%
 U.S. TREASURY NOTES -- 0.7%
   U.S. Treasury Notes, 4.00%, 06/15/09.............       250,000       252,695
                                                                     -----------
 TOTAL U.S. TREASURY OBLIGATIONS (Cost $253,365) ...                     252,695
                                                                     -----------
COMMERCIAL PAPER -- 2.3%
   American General Finance, 3.30%, 07/01/05........       838,170       838,170
                                                                     -----------
 TOTAL COMMERCIAL PAPER (Cost $838,170) ............                     838,170
                                                                     -----------
TOTAL INVESTMENTS (Cost $37,516,321)+ -- 100.0%  ...                 $37,111,833
                                                                     ===========

---------------
 * Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
 @ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated, security is considered liquid.
 + The cost for federal income tax purposes. At June 30, 2005, net unrealized depreciation was $404,489. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $43,353, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $447,841.
(1) The ratings shown are not audited.
(a) Step coupon bond.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
  FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005

                                                                             Short/                                      Short-Term
                                                                          Intermediate    Broad Market     Municipal       Income
                                                                           Bond Series     Bond Series    Bond Series      Series
                                                                          ------------    ------------    -----------   -----------
ASSETS:
Investment in securities, at value* ...................................   $111,669,989     $66,751,317    $61,260,379   $37,111,833
Securities lending collateral .........................................      6,180,455       3,495,800             --            --
Receivable for contributions ..........................................          6,988           7,706      4,081,867            --
Receivable for investments sold .......................................             --              --        770,202            --
Dividends and interest receivable .....................................      1,295,610         806,177        751,570       438,615
                                                                          ------------     -----------    -----------   -----------
Total assets ..........................................................    119,153,042      71,061,000     66,864,018    37,550,448
                                                                          ------------     -----------    -----------   -----------
LIABILITIES:
Obligation to return securities lending collateral ....................      6,180,455       3,495,800             --            --
Payable for securities purchased ......................................        618,237         285,340        770,202       332,897
Payable for withdrawals ...............................................      2,739,423         434,929         83,702     1,255,324
Accrued advisory fee ..................................................         32,078          19,292         17,671        10,886
Other accrued expenses ................................................         28,752          15,125         15,457        10,327
                                                                          ------------     -----------    -----------   -----------
Total liabilities .....................................................      9,598,945       4,250,486        887,032     1,609,434
                                                                          ------------     -----------    -----------   -----------
NET ASSETS ............................................................   $109,554,097     $66,810,514    $65,976,986   $35,941,014
                                                                          ============     ===========    ===========   ===========
-----------
* Investments at cost .................................................   $109,090,676     $63,309,098    $59,941,922   $37,516,321


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
  FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2005

                                                                              Short/                                     Short-Term
                                                                           Intermediate    Broad Market     Municipal      Income
                                                                            Bond Series     Bond Series    Bond Series     Series
                                                                           ------------    ------------    -----------   ----------
INVESTMENT INCOME:
 Interest and dividends ................................................    $6,385,913      $3,714,633     $2,261,662    $1,457,626
 Securities lending income .............................................        28,040          13,795             --            --
                                                                            ----------      ----------     ----------    ----------
   Total investment income..............................................     6,413,953       3,728,428      2,261,662     1,457,626
                                                                            ----------      ----------     ----------    ----------
EXPENSES:
 Advisory fees .........................................................       532,396         284,679        218,255       163,369
 Administration and accounting fees ....................................       132,172          75,238         73,283        44,082
 Custody fees ..........................................................        31,176          19,934         13,626        16,027
 Trustees' fees ........................................................         4,773           4,773          4,906         4,773
 Compliance services ...................................................         7,086           3,968          3,148         2,304
 Professional fees .....................................................        49,976          33,163         29,070        25,860
 Other .................................................................         9,030           4,911          3,830         2,845
                                                                            ----------      ----------     ----------    ----------
   Total expenses.......................................................       766,609         426,666        346,118       259,260
                                                                            ----------      ----------     ----------    ----------
 Net investment income .................................................     5,647,344       3,301,762      1,915,544     1,198,366
                                                                            ----------      ----------     ----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments ...............................       525,699       1,003,357       (292,517)     (336,674)
 Net change in unrealized appreciation (depreciation) on
   investments..........................................................     1,354,814       1,293,962      1,310,034       403,796
                                                                            ----------      ----------     ----------    ----------
 Net gain on investments ...............................................     1,880,513       2,297,319      1,017,517        67,122
                                                                            ----------      ----------     ----------    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................    $7,527,857      $5,599,081     $2,933,061    $1,265,488
                                                                            ==========      ==========     ==========    ==========


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
  FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2005

                                                                           Short/                                       Short-Term
                                                                        Intermediate    Broad Market     Municipal        Income
                                                                        Bond Series      Bond Series    Bond Series       Series
                                                                       -------------    ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income .............................................   $   5,647,344    $  3,301,762    $  1,915,544   $  1,198,266
 Net realized gain (loss) on investments ...........................         525,689       1,003,357        (292,517)      (336,674)
 Net change in unrealized appreciation (depreciation) on
   investments......................................................       1,354,814       1,293,962       1,310,034        403,796
                                                                       -------------    ------------    ------------   ------------
Net increase in net assets resulting from operations ...............       7,527,857       5,599,081       2,933,061      1,265,488
                                                                       -------------    ------------    ------------   ------------
Transactions in beneficial interest:
 Contributions .....................................................      39,104,615      10,021,456      37,294,521     15,908,086
 Withdrawals .......................................................    (126,512,491)    (38,063,876)    (37,482,563)   (30,923,455)
                                                                       -------------    ------------    ------------   ------------
Net increase (decrease) in net assets from transactions
   in beneficial interest...........................................     (87,407,876)     28,042,420        (188,042)   (15,015,369)
                                                                       -------------    ------------    ------------   ------------
Total increase (decrease) in net assets ............................     (79,880,019)     22,443,339       2,745,019    (13,749,881)
NET ASSETS:
 Beginning of period ...............................................     189,434,116      89,253,853      63,231,967     49,690,895
                                                                       -------------    ------------    ------------   ------------
 End of period .....................................................   $ 109,554,097    $ 66,810,514    $ 65,976,986   $ 35,941,014
                                                                       =============    ============    ============   ============


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
  FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004

                                                                           Short/                                       Short-Term
                                                                        Intermediate    Broad Market     Municipal        Income
                                                                         Bond Series     Bond Series    Bond Series      Series(1)
                                                                        ------------    ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ..............................................   $  7,020,241    $  4,218,713    $  1,679,552   $    783,377
 Net realized gain (loss) on investments ............................        995,104         681,150         (41,166)        35,152
 Net change in unrealized appreciation (depreciation) on investments      (8,388,832)     (5,967,426)     (1,902,198)      (808,285)
                                                                        ------------    ------------    ------------   ------------
Net increase (decrease) in net assets resulting
   from operations...................................................       (373,487)     (1,067,563)       (263,812)        10,244
                                                                        ------------    ------------    ------------   ------------
Transactions in beneficial interest:
 Contributions ......................................................     38,082,203      11,724,309      36,268,540     79,135,746
 Withdrawals ........................................................    (34,933,674)    (35,314,174)    (15,449,537)   (29,455,095)
                                                                        ------------    ------------    ------------   ------------
Net increase (decrease) in net assets from transactions in
   beneficial interest...............................................      3,148,529     (23,589,865)     20,819,003     49,680,651
                                                                        ------------    ------------    ------------   ------------
Total increase (decrease) in net assets .............................      2,775,042     (24,657,428)     20,555,191     49,690,895
NET ASSETS:
 Beginning of year ..................................................    186,659,074     113,911,281      42,676,776             --
                                                                        ------------    ------------    ------------   ------------
 End of year ........................................................   $189,434,116    $ 89,253,853    $ 63,231,967   $ 49,690,895
                                                                        ============    ============    ============   ============

---------------
(1) For the period July 1, 2003 (commencement of operations) through June 30, 2004.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
================================================================================

1. DESCRIPTION OF THE TRUST. Short/Intermediate Bond Series, Broad Market Bond Series, Municipal Bond Series, and Short-Term Income Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

   As described in Note 8, effective July 1, 2005, each Series ceased operations.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Current market prices are generally not available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Series. To determine the value of those securities, the Series may use a pricing service that take into account not only developments related to the specific securities, but also transactions in comparable securities. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

   Federal Income Taxes. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Other. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are recorded as an adjustment to interest income. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Series. For it services, RSMC receives a fee from each Series at an annual rate of 0.35% of the Series' first $1 billion of average daily net assets; 0.30% of the Series' next $1 billion of average daily net assets; and 0.25% of the Series' average daily net assets in excess of $2 billion.

   Effective November 19, 2004, RSMC provides compliance services to the Series pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of each Series' average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statements of operations.

   Prior to September 30, 2004, RSMC provided administrative and accounting services to each Series. For the period July 1, 2004 to September 30, 2004, RSMC was paid $43,725, $20,625, $14,359 and $11,625, by the Short/
   Intermediate Bond, Broad Market Bond, Municipal Bond and Short-Term Income Series, respectively, for these services.

   RSMC has agreed to reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.75% and 0.65% of the average daily net assets of Municipal Bond Series and Short-Term Income Series, respectively. These undertakings will remain in place until November 1, 2005 unless the Board of Trustees approves their earlier termination.

   Wilmington Trust Company, an affiliate of RSMC, serves as custodian and PFPC Trust Company serves as sub-custodian to the Series.

4. SECURITIES LENDING AGREEMENT. Short/Intermediate Bond Series and Broad Market Bond Series may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Series and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Series and, as such, the Series are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Series. The Series record securities lending income net of such allocations.

   In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Series, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

5. INVESTMENT SECURITIES TRANSACTIONS. During the fiscal year ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                  Short/Intermediate    Broad Market     Municipal      Short-Term
                                                                      Bond Series        Bond Series    Bond Series   Income Series
                                                                  ------------------    ------------    -----------   -------------
  Purchases....................................................      $ 46,740,151        $31,833,034    $22,763,202    $21,875,732
  Sales........................................................       115,603,869         51,570,630     25,133,556     28,125,117

6. FINANCIAL HIGHLIGHTS

                                                                                     For the Fiscal Years Ended June 30,
                                                                                  -------------------------------------------
                                                                                  2005     2004      2003      2002     2001
                                                                                 -----    -------   ------    -----    ------
  SHORT/INTERMEDIATE BOND SERIES
  Total Return................................................................   4.69%     (0.09)%  10.82%    7.21%    10.26%
  Ratios to Average Net Assets:
   Expenses ..................................................................   0.50%      0.49%    0.49%    0.49%     0.50%
   Net investment income .....................................................   3.73%      3.72%    4.25%    5.00%     5.92%
  Portfolio Turnover Rate.....................................................     33%        27%      82%     136%       88%
  BROAD MARKET BOND SERIES
  Total Return................................................................   6.99%    (0.96)%   12.95%    7.16%    10.19%
  Ratios to Average Net Assets:
   Expenses ..................................................................   0.52%      0.51%    0.50%    0.50%     0.51%
   Net investment income .....................................................   4.06%      4.22%    4.53%    5.35%     6.02%
  Portfolio Turnover Rate.....................................................     43%        26%      77%     180%       73%
  MUNICIPAL BOND SERIES
  Total Return................................................................   4.83%    (0.44)%    6.90%    5.98%     8.05%
  Ratios to Average Net Assets:
   Expenses:
    Including expense limitations ............................................   0.55%      0.55%    0.59%    0.62%     0.65%
    Excluding expense limitations ............................................   0.55%      0.55%    0.59%    0.62%     0.70%
   Net investment income .....................................................   3.07%      2.97%    3.45%    3.75%     4.52%
  Portfolio Turnover Rate.....................................................     38%        20%      21%      28%       36%

                                                                    For the Period
                                                   For the Fiscal   July 1, 2003(1)
                                                     Year Ended         through
                                                   June 30, 2005     June 30, 2004
                                                   --------------   --------------
  SHORT-TERM INCOME SERIES
  Total Return ................................        2.70%             0.03%**
  Ratios to Average Net Assets:
   Expenses ...................................        0.55%             0.56%*
   Net investment income ......................        2.59%             1.99%*
  Portfolio Turnover Rate .....................          50%               42%**

  ----------
    *  Annualized.
   **  Not annualized.
  (1)  Commencement of operations.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

7. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

8. SUBSEQUENT EVENT. Effective July 1, 2005, each Series distributed all of its assets and liabilities to its investors in a tax-free, in-kind distribution and ceased operations.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------------------------------------------
  REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Short/Intermediate Bond Series, Broad Market Bond Series, Municipal Bond Series, and Short-Term Income Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2005, and the related statements of operations for the year then ended and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2005, the results of their operations for the year then ended, and the changes in their net assets for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                 Ernst & Young LLP

Philadelphia, Pennsylvania
August 12, 2005

WT MUTUAL FUND AND WT INVESTMENT TRUST I
--------------------------------------------------------------------------------
  TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                 Principal               Fund             Other
                               Position(s)         Term of Office              Occupation(s)            Complex       Directorships
                                Held with           and Length of               During Past           Overseen by        Held by
Name, Address and Age          Fund Complex          Time Served                 Five Years             Trustee          Trustee
---------------------          ------------   ------------------------    -----------------------    -------------   --------------
ROBERT J. CHRISTIAN(1)         Trustee,       Shall serve until death,    Executive Vice                  48         Wilmington
Date of Birth: 2/49            President,     resignation or removal.     President and                              Low Volatility
                               Chief          Trustee, President and      Chief Investment                           Fund of Funds
                               Executive      Chairman of the Board       Officer of Wilmington                      (Closed-End
                               Officer and    since October 1998.         Trust Company since                        Registered
                               Chairman of                                February 1996;                             Investment
                               the Board                                  President of                               Company).
                                                                          Rodney Square
                                                                          Management Corporation
                                                                          ("RSMC") from 1996
                                                                          to 2005; Vice President
                                                                          of RSMC since 2005.

FRED FILOON(2)                 Trustee        Shall serve until           Senior Vice President,          48         None
520 Madison Avenue                            death, resignation or       Principal of Cramer
New York, NY 10022                            removal. Trustee            Rosenthal McGlynn, LLC
Date of Birth: 3/42                           since November 2004.        since 1991.

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

(2) Mr. Filoon is an "interested" Trustee by reason of his position as Senior Vice President to Cramer Rosenthal McGlynn, LLC, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
--------------------------------------------------------------------------------
  TRUSTEES AND OFFICERS -- continued
================================================================================

                                                                                                    Number of
                                                                                                  Portfolios in
                                                                              Principal               Fund              Other
                           Position(s)         Term of Office               Occupation(s)            Complex        Directorships
                            Held with           and Length of                During Past           Overseen by         Held by
Name, Address and Age      Fund Complex          Time Served                 Five Years              Trustee           Trustee
---------------------      ------------   ------------------------    ------------------------    -------------   -----------------
INDEPENDENT TRUSTEES

ROBERT H. ARNOLD           Trustee        Shall serve until death,    Founder and                      48         First Potomac
Date of Birth: 3/44                       resignation or removal.     co-manages,                                 Realty Trust
                                          Trustee since May           R. H. Arnold & Co.,                         (real estate
                                          1997.                       Inc. (investment                            investment trust)
                                                                      banking company)
                                                                      since 1989.

DR. ERIC BRUCKER           Trustee        Shall serve until death,    Professor                        48         Wilmington
Date of Birth: 12/41                      resignation or removal.     of Economics                                Low Volatility
                                          Trustee since October       Widener University                          Fund of Funds
                                          1999.                       since July 2004;                            (Closed-End
                                                                      Formally, Dean,                             Registered
                                                                      School of Business                          Investment
                                                                      Administration of                           Company).
                                                                      Widener University
                                                                      from 2001 to 2004;
                                                                      Prior to that, Dean,
                                                                      College of Business,
                                                                      Public Policy and
                                                                      Health at the University
                                                                      of Maine from September
                                                                      1998 to June 2001.

NICHOLAS A. GIORDANO       Trustee        Shall serve until death,    Consultant, financial            48         Wilmington
Date of Birth: 3/43                       resignation or removal.     services organizations                      Low Volatility
                                          Trustee since October       from 1997 to present;                       Fund of Funds
                                          1998.                       Interim President,                          (Closed-end
                                                                      LaSalle University                          Registered
                                                                      from 1998 to 1999.                          Investment
                                                                                                                  Company);
                                                                                                                  Kalmar Pooled
                                                                                                                  Investment Trust;
                                                                                                                  Independence
                                                                                                                  Blue Cross;
                                                                                                                  IntriCon
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  furnaces and
                                                                                                                  ovens).

WT MUTUAL FUND AND WT INVESTMENT TRUST I
--------------------------------------------------------------------------------
  TRUSTEES AND OFFICERS -- continued
================================================================================

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                  Principal              Fund             Other
                                 Position(s)         Term of Office             Occupation(s)           Complex       Directorships
                                  Held with           and Length of              During Past          Overseen by        Held by
Name, Address and Age            Fund Complex          Time Served                Five Years            Trustee          Trustee
---------------------            ------------   ------------------------    ---------------------    -------------   --------------
INDEPENDENT TRUSTEES

LOUIS KLEIN, JR.                 Trustee        Shall serve until death,    Self-employed                 48         WHX
Date of Birth: 5/35                             resignation or removal.     financial consultant                     Corporation
                                                Trustee since October       since 1991.                              (industrial
                                                1999.                                                                manufacturer);
                                                                                                                     CRM Mutual
                                                                                                                     Fund Trust

CLEMENT C. MOORE, II             Trustee        Shall serve until death,    Managing Partner,             48         CRM Mutual
Date of Birth: 9/44                             resignation or removal.     Mariemont Holdings,                      Fund Trust
                                                Trustee since October       LLC, (real estate
                                                1999.                       holding and
                                                                            development company)
                                                                            since 1980.

JOHN J. QUINDLEN                 Trustee        Shall serve until death,    Retired since 1993.           48         None
Date of Birth: 5/32                             resignation or removal.
                                                Trustee since October
                                                1999.

MARK A. SARGENT                  Trustee        Shall serve until death,    Dean and Professor of         48         Wilmington
Date of Birth: 4/51                             resignation or removal.     Law, Villanova                           Low Volatility
                                                Trustee since               University School of                     Fund of Funds
                                                November 2001.              Law since July 1997.                     (Closed-end
                                                                                                                     Registered
                                                                                                                     Investment
                                                                                                                     Company).

WT MUTUAL FUND AND WT INVESTMENT TRUST I
--------------------------------------------------------------------------------
  TRUSTEES AND OFFICERS -- continued
================================================================================

EXECUTIVE OFFICERS

                                                                                                         Number of
                                                                                                       Portfolios in
                                                                                  Principal                Fund            Other
                               Position(s)          Term of Office               Occupation(s)            Complex      Directorships
                                Held with           and Length of                 During Past           Overseen by       Held by
Name, Address and Age         Fund Complex           Time Served                   Five Years             Trustee         Trustee
---------------------       ---------------   -----------------------   ----------------------------  -------------   -------------
ERIC K. CHEUNG              Chief Financial   Shall serve at the        Vice President,                    N/A             N/A
1100 North Market Street    Officer, Vice     pleasure of the Board     Wilmington Trust
Wilmington, DE 19890        President and     and until successor is    Company Since 1986;
Date of Birth: 12/54        Treasurer         elected and qualified.    and Vice President and
                                              Officer since October     Director of Rodney
                                              1998.                     Square Management
                                                                        Corporation since
                                                                        2001.

JOSEPH M. FAHEY, JR.        Vice President    Shall serve at the        Vice President, Rodney             N/A             N/A
1100 North Market Street                      pleasure of the Board     Square Management
Wilmington, DE 19890                          and until successor is    Corporation since
Date of Birth: 1/57                           elected and qualified.    1992.
                                              Officer since November
                                              1999.

WILLIAM P. RICHARDS, JR.    Vice President    Shall serve at the        Managing Director,                 N/A             N/A
100 Wilshire Boulevard                        pleasure of the Board     Roxbury Capital
Suite 1000                                    and until successor is    Management LLC
Santa Monica, CA 90401                        elected and qualified.    since 1998.
Date of Birth: 11/36                          Officer since November
                                              2004.


ANNA M. BENCROWSKY          Chief             Shall serve at the        Vice President/                    N/A             N/A
1100 North Market Street    Compliance        pleasure of the Board     Chief Compliance
Wilmington, DE 19890        Officer           and until successor is    Officer, Rodney Square
Date of Birth: 5/51                           elected and qualified.    Management Corporation
                                              Officer since September   since 2004; Vice President
                                              2004.                     and Chief Compliance
                                                                        Officer, 1838 Investment
                                                                        Advisors, LP From 1998
                                                                        to 2004; Vice President,
                                                                        Secretary, and Treasurer,
                                                                        1838 Investment Advisors
                                                                        Funds from 1995 to 2004;
                                                                        Vice President and Secretary,
                                                                        1838 Bond--Debenture
                                                                        Trading Fund from
                                                                        1982 to 2004.

CHARLOTTA NILSSON           Secretary         Shall serve at the        Mutual Fund                        N/A             N/A
1100 North Market Street                      pleasure of the Board     Regulatory Administrator,
Wilmington, DE 19890                          and until successor is    Wilmington Trust
Date of Birth: 9/70                           elected and qualified.    Company since 2003.
                                              Officer since February    From 2001 to 2003
                                              2003.                     Regulatory Administrator,
                                                                        PFPC, Inc.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
--------------------------------------------------------------------------------
  TRUSTEES AND OFFICERS -- continued
================================================================================

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolios is available, without charge and upon request, on the SEC's website at http:// www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                                  Fred Filoon
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                                Mark A. Sargent
                               ------------------

                                    OFFICERS
                        Robert J. Christian, President/
                            Chief Executive Officer
                          Eric Cheung, Vice President/
                       Chief Financial Officer/Treasurer
                      Joseph M. Fahey, Jr., Vice President
                          Charlotta Nilsson, Secretary
                  Anna M. Bencrowsky, Chief Compliance Officer
                    William P. Richards, Jr. Vice President
                               ------------------

                               INVESTMENT ADVISER
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                               ------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                               ------------------

                                 TRANSFER AGENT
                               ADMINISTRATOR AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                               ------------------

This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Fixed Income Portfolios.


WFIP-ANN-6/05

                                                WILMINGTON
                                                     FUNDS






                                   Fixed Income Portfolios
                                   Institutional Shares





                                           o   Short/Intermediate Bond


                                           o   Broad Market Bond


                                           o   Municipal Bond


                                           o   Short-Term Income





                                        ANNUAL
                                    June 30, 2005

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 PRESIDENT'S MESSAGE
================================================================================



DEAR SHAREHOLDER:

Yogi Berra, a well known baseball coach said "The future ain't what it used to be," and that happens to summarize our analysis for the U.S. economy, interest rates and the financial markets. We know that the economy grew in the first half of 2005, and we know that inflation and interest rates rose. But, our analysis brings us to the conclusion that the growth we enjoyed in the first half of 2005 will not be repeated in the second half of the year. The main forces affecting this slowdown in economic growth are the tri-partite forces of tighter monetary policy, higher housing prices and higher oil prices. Oil prices, of course, have been well documented and are often at the forefront of the daily business news reports. But, in fact, monetary policy is far more powerful and far more of a concern than day-to-day fluctuations in oil prices. And, monetary policy has become reasonably strict over the past year. The Federal Reserve increased its target rate for federal funds in eight 25 basis point increments, closing the fiscal year at 3.25%. Money supply growth (year to year change in M3) has fallen from 6.8% in May of 2003 to 5.7% in May 2004 to 4.3% in May 2005. Money supply growth is a very good indicator of future economic growth, at least directionally. This slowdown in money supply growth over the last year should result in slower economic momentum over the next year.

Further slowing of economic momentum probably will come from the very area that helped the economy in 2003 and 2004 -- housing. The word "bubble" has been ascribed to housing prices in the past six months, and the debate will surely rage as to its appropriateness. But there is no debate over the impact of housing prices on mortgage financing. The affordability of housing has deteriorated in the last year, mainly because of higher home prices. The median sales price of homes has risen by 12% in the past year and 21% in the past two years.

The impact of these forces on the overall economy is both direct and indirect. The direct impact of course is on housing itself. Surely, lower affordability should result in lower sales and lower new housing starts. Last year (2004) was a record year for home sales. Even early this year sales were strong. But with affordability levels at 10-year lows, this robust pace can not likely continue.

The secondary impact results from existing variable rate mortgages. Households with these types of mortgages have already experienced a rise in their monthly mortgage payments and this will continue for other households as this year progresses. Couple this impact with the cost of energy, and it seems clear that consumers will have less discretionary spending dollars in the next year.

As a result of these monetary and energy forces acting upon the economy, there is likely to be a slowdown in economic growth in the next year. The 3.8% growth rate of the first quarter of 2005 is likely to be the fastest pace for this year. As economic momentum subsides, Federal Reserve policy will likely shift from inflation focus to a growth focus. Thus, it is likely that the Fed's task of raising short-term interest rates will come to a close. We believe interest rates will stabilize during the second half of 2005, with only minimal increases, if any.

It gives me great pleasure to present this annual report to you, our shareholders. Investment performance can never be expected to be smooth, or without ripples. But, what you will see in this report are some very competitive returns from our mutual fund family. Thank you for your support.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


INVESTMENT RESULTS

For the fiscal year ended June 30, 2005, the Wilmington Premier Money Market Portfolio's dividends represented a return of 1.98%. A comparison of the Portfolio's performance versus its benchmark is presented below:

                                                                       For the Fiscal Year
                                                                       Ended June 30, 2005
                                                                       -------------------
          WILMINGTON PREMIER MONEY MARKET PORTFOLIO ................           1.98%
          Lipper Money Market Funds ................................           1.36%
          Lipper Institutional Money Market Funds ..................           1.79%


                                                                    Annualized 7-Day Yield
                                                                      As of June 30, 2005
                                                                    ----------------------
          WILMINGTON PREMIER MONEY MARKET PORTFOLIO .............            2.95%

---------------
Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested. Although the Portfolio seeks to preserve the value of its shareholders' investments at $1.00 per share, it is possible to lose money by investing in this vehicle.

The performance in the above chart does not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares.

We invite your comments and questions and thank you for your investment in the Wilmington Premier Money Market Portfolio.

                                     Sincerely,

                                     /s/ Robert J. Christian
                                     ---------------------------
                                     Robert J. Christian
                                     President

July 29, 2005

You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. A prospectus with this and other information may be obtained by calling (800) 336-9970. The prospectus should be read carefully before investing.

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 EXPENSE DISCLOSURE
================================================================================



DISCLOSURE OF FUND EXPENSES

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other fund expenses. The Portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Portfolio's costs in two ways.

     o ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

EXPENSE TABLE

                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     1/01/05      6/30/05      Ratio(1)     Period*
                                                                                    ---------    ---------    ----------   --------
Premier Money Market Portfolio
Actual Fund Return ..............................................................     $1,000     $1,012.30       0.20%       $1.00
Hypothetical 5% Return ..........................................................     $1,000     $1,023.80       0.20%       $1.00

---------------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(1) During the period presented, the Portfolio operated as a feeder fund in a master-feeder structure and invested 100% of its investable assets in the WT Investment Trust I - Premier Money Market Series. The "Annualized Expense Ratio" includes expenses allocated from the WT Investment Trust I - Premier Money Market Series.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================



PORTFOLIO HOLDINGS
JUNE 30, 2005

As of June 30, 2005, 100% of the Portfolio's investable assets were invested in the WT Investment Trust I - Premier Money Market Series. The following table presents a summary of the portfolio holdings of the WT Investment Trust I - Premier Money Market Series as a percent of its total investments.

PREMIER MONEY MARKET SERIES

Repurchase Agreements .................................    6.7%
U.S. Agency Obligations ...............................   93.3%


DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolio files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 FINANCIAL STATEMENTS
================================================================================



STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005

ASSETS:
Investment in Series, at value ...................................   $21,286,017
Receivable due from advisor ......................................         9,241
                                                                     -----------
Total assets .....................................................    21,295,258
                                                                     -----------
LIABILITIES:
Dividends payable ................................................        88,935
Accrued expenses .................................................        14,027
                                                                     -----------
Total liabilities ................................................       102,962
                                                                     -----------
NET ASSETS .......................................................   $21,192,296
                                                                     ===========
NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $21,192,296
                                                                     -----------
NET ASSETS .......................................................   $21,192,296
                                                                     ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
 ($0.01 par value, unlimited authorized shares):
 Institutional Shares ............................................    21,192,296
                                                                     ===========
NET ASSET VALUE, offering and redemption price per share:
 Institutional Shares ............................................         $1.00
                                                                     ===========



    The accompanying notes are an integral part of the financial statements.
                                       5

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================



STATEMENT OF OPERATIONS
For the Fiscal Year Ended June 30, 2005

NET INVESTMENT INCOME FROM SERIES:
 Interest .......................................................   $8,082,855
 Expenses (net of $276,456 of fee waivers) ......................     (841,516)
                                                                    ----------
   Net investment income from Series ............................    7,241,339
                                                                    ----------
EXPENSES:
 Administration and accounting fees .............................       41,445
 Transfer agent fees ............................................       27,829
 Reports to shareholders ........................................       37,670
 Compliance services ............................................       18,592
 Trustees' fees .................................................       12,727
 Registration fees ..............................................       23,371
 Professional fees ..............................................       11,163
 Insurance ......................................................       74,848
 Other ..........................................................       23,097
                                                                    ----------
   Total expenses before expense reimbursements .................      270,742
   Expenses reimbursed ..........................................     (270,742)
                                                                    ----------
    Total expenses, net .........................................           --
                                                                    ----------
 Net investment income ..........................................    7,241,339
                                                                    ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments from Series ...................         (421)
 Net increase from payments by affiliates .......................       10,242
                                                                    ----------
 Net realized gain on investments ...............................        9,821
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $7,251,160
                                                                    ==========




    The accompanying notes are an integral part of the financial statements.
                                       6

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================



STATEMENTS OF CHANGES IN NET ASSETS

                                              For the Fiscal     For the Fiscal
                                                Year Ended         Year Ended
                                               June 30, 2005     June 30, 2004
                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ....................   $     7,241,339   $     6,899,741
 Net realized gain on investments .........             9,821             2,820
                                              ---------------   ---------------
Net increase in net assets resulting from
  operations...............................         7,251,160         6,902,561
                                              ---------------   ---------------
Distributions to shareholders from net
  investment income........................        (7,241,339)       (6,899,741)
                                              ---------------   ---------------
Portfolio share transactions (a):
 Proceeds from shares sold ................     1,817,220,882     2,234,880,518
 Cost of shares issued on reinvestment of
  distributions............................         7,035,050         6,400,773
 Cost of shares redeemed ..................    (2,548,611,036)   (2,105,971,534)
                                              ---------------   ---------------
Net increase (decrease) in net assets from
  Portfolio share transactions.............      (724,355,104)      135,309,757
                                              ---------------   ---------------
Total increase (decrease) in net assets ...      (724,345,283)      135,312,577
NET ASSETS:
 Beginning of period ......................       745,537,579       610,225,002
                                              ---------------   ---------------
 End of period ............................   $    21,192,296   $   745,537,579
                                              ===============   ===============
(A) TRANSACTIONS IN CAPITAL SHARES WERE:           Shares            Shares
                                              ---------------   ---------------
 Shares sold ..............................     1,817,220,882     2,234,880,518
 Shares issued on reinvestment of
  distributions............................         7,035,050         6,400,773
 Shares redeemed ..........................    (2,548,611,247)   (2,105,971,534)
                                              ---------------   ---------------
 Net increase (decrease) in shares ........      (724,355,315)      135,309,757
 Shares outstanding -- Beginning of period        745,547,611       610,237,854
                                              ---------------   ---------------
 Shares outstanding -- End of period ......        21,192,296       745,547,611
                                              ===============   ===============








    The accompanying notes are an integral part of the financial statements.
                                       7

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================



The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.


PREMIER MONEY MARKET PORTFOLIO --                                                      For the Fiscal Years Ended June 30,
  INSTITUTIONAL SHARES                                                        -----------------------------------------------------
                                                                               2005       2004        2003        2002       2001
                                                                              -------   --------    --------    --------   --------
NET ASSET VALUE -- BEGINNING OF PERIOD....................................    $  1.00   $   1.00    $   1.00    $   1.00   $   1.00
                                                                              -------   --------    --------    --------   --------
INVESTMENT OPERATIONS:
 Net investment income....................................................       0.02       0.01        0.01        0.02       0.06
                                                                              -------   --------    --------    --------   --------
DISTRIBUTIONS:
 From net investment income...............................................      (0.02)     (0.01)      (0.01)      (0.02)     (0.06)
                                                                              -------   --------    --------    --------   --------
NET ASSET VALUE -- END OF PERIOD..........................................    $  1.00   $   1.00    $   1.00    $   1.00   $   1.00
                                                                              =======   ========    ========    ========   ========
TOTAL RETURN..............................................................      1.98%      0.92%       1.37%       2.42%      6.03%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1)
 Expenses:
   Including expense limitations..........................................      0.20%      0.20%       0.20%       0.20%      0.20%
   Excluding expense limitations..........................................      0.26%      0.29%       0.30%       0.30%      0.28%
 Net investment income....................................................      1.70%      0.92%       1.36%       2.44%      5.88%
Net assets at end of period (000 omitted).................................    $21,192   $745,538    $610,225    $533,639   $632,599

---------------
(1) For the periods presented, the Portfolio operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Premier Money Market Series. Effective July 1, 2005, the Portfolio no longer operates in a master-feeder structure.






    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================



1. DESCRIPTION OF THE FUND. Wilmington Premier Money Market Portfolio (the "Portfolio") is a series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Portfolio. Information regarding other series of the Fund is contained in separate reports to their shareholders.
   The Portfolio offers two classes of shares: Institutional Shares and
   Service Shares. Institutional Shares are offered to retirement plans and other institutional investors. Service Shares are offered to investors who use a financial intermediary to process transactions with the Portfolio and are subject to a shareholder servicing fee. As of June 30, 2005, the
   Service Shares have not commenced operations.
   During the periods presented in this report, the Portfolio sought to achieve its investment objective by investing all of its investable assets in the Premier Money Market Series of WT Investment Trust I (the "Series") which had the same investment objective, policies and limitations as the Portfolio. The performance of the Portfolio was directly affected by the performance of the Series. As of June 30, 2005, the Portfolio owned approximately 100% of the Series. The financial statements of the Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.
   As described in Note 6, effective July 1, 2005, the Portfolio's investment structure was changed.
   On April 29, 2005, the Board of Trustees unanimously voted to take steps necessary to cease operations of the Portfolio. Accordingly, effective
   May 13, 2005, the Portfolio was no longer being offered to new investors. The Portfolio intends to cease operations on or about September 29, 2005, at which time any remaining shares will automatically be redeemed.
2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolio:
   Valuation of Investment in Series. Valuation of the Portfolio's investment in the Series is based on the underlying securities held by the Series. The Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.
   Federal Income Taxes. The Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required. Investment Income. The Portfolio records its share of the Series' income, expenses and realized and unrealized gains and losses daily. Additionally, the Portfolio records its own expenses as incurred. Common expenses of the Fund are allocated on a pro rata basis among the series based on relative net assets.
   Distributions to Shareholders. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, will be declared and paid annually.
   Use of Estimates in the Preparation of Financial Statements. The
   preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and
                                       9

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================



   assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Portfolio does not incur an advisory fee directly, but rather indirectly through the Series. The investment adviser to the Series is Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation. The advisory and other fees charged to the Series are discussed in the notes to the Series' financial statements.

   Effective November 19, 2004, RSMC provides compliance services to the Portfolio pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of the Portfolio's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statement of operations.

   Prior to September 30, 2004, RSMC also served as administrator and accounting agent to the Portfolio. For the period July 1, 2004 to September 30, 2004, RSMC was paid $9,000 by the Portfolio for these services.

   On June 17, 2005, RSMC voluntarily made a capital contribution of $10,242 ($0.00166 per share) to the Portfolio in order to eliminate the potential deviation in the Portfolio's net asset value of $1.00 per share caused by accumulated net realized losses.

   RSMC has agreed to reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commission and interest) in an amount that will limit annual operating expenses to not more than 0.20% of the Portfolio's average daily net assets. This undertaking will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. The distributions paid during the fiscal years ended June 30, 2005 and 2004 of $7,241,339 and $6,899,741, respectively, were characterized as ordinary income for tax purposes.

   Capital loss carryforwards in the amount of $9,821 were utilized during the current fiscal year.

5. CONTRACTUAL OBLIGATIONS. The Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolio's existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================



6. SUBSEQUENT EVENT. Effective July 1, 2005, the Portfolio's investment structure was changed from a master-feeder structure to a stand-alone mutual fund, whereby the Portfolio directly invests in securities. The restructuring was accomplished through redemption by the Portfolio of its investment in the Series, whereby the Series distributed to the Portfolio its pro rata portion of assets and liabilities in a tax-free, in-kind distribution. No change in the investment adviser, its services or fees occurred as a result of the restructuring.

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO
--------------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================



To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statement of assets and liabilities of Wilmington Premier Money Market Portfolio (the "Portfolio") (a series of WT Mutual Fund) as of June 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wilmington Premier Money Market Portfolio at June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.




                                       ERNST & YOUNG LLP

Philadelphia, Pennsylvania
August 12, 2005

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 ANNUAL REPORT / JUNE 30, 2005
================================================================================



          (The following pages should be read in conjunction with the
                       Portfolio's Financial Statements.)

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 INVESTMENTS / JUNE 30, 2005
 (Showing Percentage of Total Investments)
================================================================================


                                                                                               Principal       Value
                                                                                                 Amount       (Note 2)
                                                                                              -----------   -----------
U.S. AGENCY OBLIGATIONS -- 93.3%
 FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 93.3%
   Federal Home Loan Bank Discount Notes, 2.95%, 07/01/05.................................    $20,000,000   $20,000,000
                                                                                                            -----------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $20,000,000) .......................................                   20,000,000
                                                                                                            -----------
REPURCHASE AGREEMENTS -- 6.7%
   With Goldman Sachs Group: at 3.42%, dated 06/30/ 05, to be repurchased at
    $1,439,237 on 07/01/05, collateralized by $1,456,235 of Federal National
    Mortgage Association Securities with various coupons and maturities to
    06/01/2035 ...........................................................................      1,439,100     1,439,100
                                                                                                            -----------
  TOTAL REPURCHASE AGREEMENTS (COST $1,439,100) ..........................................                    1,439,100
                                                                                                            -----------
TOTAL INVESTMENTS (Cost $21,439,100)+ -- 100.0% ..........................................                  $21,439,100
                                                                                                            ===========

---------------
+  Cost for federal income tax purposes.
















    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 FINANCIAL STATEMENTS
================================================================================



STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005

ASSETS:
Investment in securities, at value* ..............................   $21,439,100
Interest receivable ..............................................           137
                                                                     -----------
Total assets .....................................................    21,439,237
                                                                     -----------
LIABILITIES:
Accrued advisory fee .............................................        19,012
Other accrued expenses ...........................................       133,208
                                                                     -----------
Total liabilities ................................................       152,220
                                                                     -----------
NET ASSETS .......................................................   $21,287,017
                                                                     ===========
---------------

* Investments at cost...........................................    $ 21,439,100




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================



STATEMENT OF OPERATIONS
For the Fiscal Year Ended June 30, 2005

INVESTMENT INCOME:
 Interest .......................................................   $9,510,946
                                                                    ----------
EXPENSES:
 Advisory fees ..................................................      975,542
 Administration and accounting fees .............................      102,310
 Custody fees ...................................................       49,016
 Compliance services ............................................       22,209
 Trustees' fees .................................................        4,773
 Professional fees ..............................................      112,407
 Other ..........................................................       28,707
                                                                    ----------
   Total expenses before fee waivers ............................    1,294,964
   Fees waived ..................................................     (319,423)
                                                                    ----------
    Total expenses, net .........................................      975,541
                                                                    ----------
 Net investment income ..........................................    8,535,405
                                                                    ----------
NET REALIZED LOSS ON INVESTMENTS ................................         (551)
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $8,534,854
                                                                    ==========




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================



STATEMENTS OF CHANGES IN NET ASSETS


                                              For the Fiscal     For the Fiscal
                                                Year Ended         Year Ended
                                               June 30, 2005     June 30, 2004
                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ....................   $     8,535,405   $     7,716,621
 Net realized gain (loss) on investments ..              (551)            3,131
                                              ---------------   ---------------
Net increase in net assets resulting from
  operations...............................         8,534,854         7,719,752
                                              ---------------   ---------------
Transactions in beneficial interest:
 Contributions ............................     2,247,755,287     2,804,060,455
 Withdrawals ..............................    (3,047,603,936)   (2,691,499,232)
                                              ---------------   ---------------
Net increase (decrease) in net assets from
  transactions in beneficial interest......      (799,848,649)      112,561,223
                                              ---------------   ---------------
    Total increase (decrease) in net
  assets...................................      (791,313,795)      120,280,975
NET ASSETS:
 Beginning of period ......................       812,600,812       692,319,837
                                              ---------------   ---------------
 End of period ............................   $    21,287,017   $   812,600,812
                                              ===============   ===============



















    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================



1. DESCRIPTION OF THE TRUST. Premier Money Market Series (the "Series") is a series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Amended and Restated Agreement and Declaration of the Trust permits the Trustees to establish series of shares, each of which constitutes a series separate and distinct from the shares of any other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their shareholders.

   As described in Note 6, effective July 1, 2005, the Series ceased operations.

3. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. The Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   Federal Income Taxes. The Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income Allocation. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Repurchase Agreements. The Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Series has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   Other. Investment security transactions are accounted for on a trade date basis. The Series uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS  -- continued
================================================================================



3. ADVISORY FEES AND OTHER TRANSACTION WITH AFFILIATES. RSMC, a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to the Series. For its services, RSMC receives a fee at an annual rate of 0.20% of the Series' average daily net assets.

   Effective November 19, 2004, RSMC provides compliance services to the Series pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of the Series' average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statement of operations.

   Prior to September 30, 2004, RSMC provided administrative and accounting services to the Series. For the period July 1, 2004 to September 30, 2004, RSMC was paid $24,783 by the Series for these services.

   RSMC has contractually agreed to waive a portion of its advisory fee or reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.20% of the Series' average daily net assets. This undertaking will remain in place until November 2005 unless the Board of Trustees approves its earlier termination.

   Wilmington Trust Company, an affiliate of RSMC, serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. FINANCIAL HIGHLIGHTS.

                                                                                                 For the Fiscal YearsEnded June 30,
                                                                                                 ----------------------------------
                                                                                                 2005   2004    2003    2002   2001
                                                                                                 ----   ----    ----    ----   ----
  Total Return...............................................................................    1.98%  0.92%   1.37%   2.42%  6.03%
  Ratios to Average Net Assets:
   Expenses:
     Including expense limitations...........................................................    0.20%  0.20%   0.20%   0.20%  0.20%
     Excluding expense limitations...........................................................    0.27%  0.26%   0.25%   0.26%  0.26%
  Net investment income......................................................................    1.75%  0.92%   1.34%   2.44%  5.86%

5. CONTRACTUAL OBLIGATIONS. The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under the arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

6. SUBSEQUENT EVENT. Effective July 1, 2005, the Series distributed all of its assets and liabilities to its investors in a tax-free, in-kind distribution and ceased operations.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
----------------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================



To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Premier Money Market Series (the "Series") (a series of WT Investment Trust I) as of June 30, 2005, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Premier Money Market Series at June 30, 2005, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                       ERNST & YOUNG LLP

Philadelphia, Pennsylvania
August 12, 2005

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS
================================================================================



WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                Principal                Fund             Other
                            Position(s)         Term of Office                Occupation(s)             Complex       Directorships
                             Held with           and Length of                 During Past            Overseen by        Held by
Name, Address and Age       Fund Complex          Time Served                  Five Years               Trustee          Trustee
---------------------       ------------   ------------------------    --------------------------    -------------   --------------
ROBERT J. CHRISTIAN(1)      Trustee,       Shall serve until death,    Executive Vice                     48         Wilmington
Date of Birth: 2/49         President,     resignation or removal.     President and                                 Low Volatility
                            Chief          Trustee, President and      Chief Investment                              Fund of Funds
                            Executive      Chairman of the Board       Officer of Wilmington                         (Closed-End
                            Officer and    since October 1998.         Trust Company since                           Registered
                            Chairman of                                February 1996;                                Investment
                            the Board                                  President of                                  Company).
                                                                       Rodney Square
                                                                       Management Corporation
                                                                       ("RSMC") from 1996
                                                                       until 2005; Vice President
                                                                       of RSMC since 2005.

FRED FILOON(2)              Trustee        Shall serve until           Senior Vice President,             48         None
520 Madison Avenue                         death, resignation or       Principal of Cramer
New York, NY 10022                         removal. Trustee            Rosenthal McGlynn, LLC
Date of Birth: 3/42                        since November 2004.        since 1991.

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

(2) Mr. Filoon is an "interested" Trustee by reason of his position as Senior Vice President to Cramer Rosenthal McGlynn, LLC, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================



                                                                                                  Number of
                                                                                                Portfolios in
                                                                            Principal               Fund              Other
                         Position(s)         Term of Office               Occupation(s)            Complex        Directorships
                          Held with           and Length of                During Past           Overseen by         Held by
Name, Address and Age    Fund Complex          Time Served                 Five Years              Trustee           Trustee
---------------------    ------------   ------------------------    ------------------------    -------------   -----------------
INDEPENDENT TRUSTEES
ROBERT H. ARNOLD           Trustee        Shall serve until death,    Founder and                      48         First Potomac
Date of Birth: 3/44                       resignation or removal.     co-manages,                                 Realty Trust
                                          Trustee since May           R. H. Arnold & Co.,
                                          1997.                       Inc. (investment
                                                                      banking company)
                                                                      since 1989.

DR. ERIC BRUCKER           Trustee        Shall serve until death,    Professor                        48         Wilmington
Date of Birth: 12/41                      resignation or removal.     of Economics                                Low Volatility
                                          Trustee since October       Widener University                          Fund of Funds
                                          1999.                       since July 2004;                            (Closed-End
                                                                      Formally, Dean,                             Registered
                                                                      School of Business                          Investment
                                                                      Administration of                           Company).
                                                                      Widener University
                                                                      from 2001 to 2004;
                                                                      Prior to that, Dean,
                                                                      College of Business,
                                                                      Public Policy and
                                                                      Health at the University
                                                                      of Maine from September
                                                                      1998 to June 2001.

NICHOLAS A. GIORDANO       Trustee        Shall serve until death,    Consultant, financial            48         Wilmington
Date of Birth: 3/43                       resignation or removal.     services organizations                      Low Volatility
                                          Trustee since October       from 1997 to present;                       Fund of Funds
                                          1998.                       Interim President,                          (Closed-end
                                                                      LaSalle University                          Registered
                                                                      from 1998 to 1999.                          Investment
                                                                                                                  Company);
                                                                                                                  Kalmar Pooled
                                                                                                                  Investment Trust;
                                                                                                                  Independence
                                                                                                                  Blue Cross;
                                                                                                                  Intricon
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  furnaces and
                                                                                                                  ovens).

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================


INDEPENDENT TRUSTEES


                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                Principal              Fund             Other
                               Position(s)         Term of Office             Occupation(s)           Complex       Directorships
                                Held with           and Length of              During Past          Overseen by        Held by
Name, Address and Age          Fund Complex          Time Served                Five Years            Trustee          Trustee
---------------------          ------------    ------------------------    ---------------------    -------------   ---------------

LOUIS KLEIN, JR.                Trustee        Shall serve until death,    Self-employed                 48         WHX Corporation
Date of Birth: 5/35                            resignation or removal.     financial consultant                     (industrial
                                               Trustee since October       since 1991.                              manufacturer);
                                               1999.                                                                CRM Mutual
                                                                                                                    Fund Trust

CLEMENT C. MOORE, II            Trustee        Shall serve until death,    Managing Partner,             48         CRM Mutual
Date of Birth: 9/44                            resignation or removal.     Mariemont Holdings,                      Fund Trust
                                               Trustee since October       LLC, (real estate
                                               1999.                       holding and
                                                                           development company)
                                                                           since 1980.

JOHN J. QUINDLEN                Trustee        Shall serve until death,    Retired since 1993.           48         None
Date of Birth: 5/32                            resignation or removal.
                                               Trustee since October
                                               1999.

MARK A. SARGENT                 Trustee        Shall serve until death,    Dean and Professor of         48         Wilmington
Date of Birth: 4/51                            resignation or removal.     Law, Villanova                           Low Volatility
                                               Trustee since               University School of                     Fund of Funds
                                               November 2001.              Law since July 1997.                     (Closed-end
                                                                                                                    Registered
                                                                                                                    Investment
                                                                                                                    Company).

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================



EXECUTIVE OFFICERS


                                                                                                       Number of
                                                                                                     Portfolios in
                                                                              Principal                  Fund            Other
                        Position(s)           Term of Office                Occupation(s)               Complex      Directorships
                         Held with             and Length of                 During Past              Overseen by       Held by
Name, Address and Age   Fund Complex            Time Served                  Five Years                 Trustee         Trustee
---------------------   ---------------   -----------------------    -----------------------------    -------------   -------------
ERIC K. CHEUNG          Chief Financial   Shall serve at the         Vice President,                       N/A             N/A
1100 North Market       Officer,          pleasure of the Board      Wilmington Trust
Street                  Vice President    and until successor is     Company Since 1986;
Wilmington, DE 19890    and Treasurer     elected and qualified.     and Vice President and
Date of Birth: 12/54                      Officer since October      Director of Rodney
                                          1998.                      Square Management
                                                                     Corporation since
                                                                     2001.

JOSEPH M. FAHEY, JR.    Vice President    Shall serve at the         Vice President, Rodney                N/A             N/A
1100 North Market                         pleasure of the Board      Square Management
Street                                    and until successor is     Corporation since
Wilmington, DE 19890                      elected and qualified.     1992.
Date of Birth: 1/57                       Officer since November
                                          1999.

WILLIAM P. RICHARDS,    Vice President    Shall serve at the         Managing Director,                    N/A             N/A
JR.                                       pleasure of the Board      Roxbury Capital
100 Wilshire                              and until successor is     Management LLC
Boulevard                                 elected and qualified.     since 1998.
Suite 1000                                Officer since November
Santa Monica, CA                          2004.
90401
Date of Birth: 11/36

ANNA M. BENCROWSKY      Chief             Shall serve at the         Vice President and                    N/A             N/A
1100 North Market       Compliance        pleasure of the Board      Chief Compliance
Street                  Officer           and until successor is     Officer, Rodney Square
Wilmington, DE 19890                      elected and qualified.     Management Corporation
Date of Birth: 5/51                       Officer since September    since 2004; Vice President
                                          2004.                      and Chief Compliance
                                                                     Officer, 1838 Investment
                                                                     Advisors, LP From 1998
                                                                     to 2004; Vice President,
                                                                     Secretary, and Treasurer,
                                                                     1838 Investment Advisors
                                                                     Funds from 1995 to 2004;
                                                                     Vice President and Secretary,
                                                                     1838 Bond--Debenture
                                                                     Trading Fund from
                                                                     1982 to 2004.

CHARLOTTA NILSSON       Secretary         Shall serve at the         Mutual Fund                           N/A             N/A
1100 North Market                         pleasure of the Board      Regulatory Administrator,
Street                                    and until successor is     Wilmington Trust Company
Wilmington, DE 19890                      elected and qualified.     since 2003.
Date of Birth: 9/70                       Officer since February     From 2001 to 2003
                                          2003.                      Regulatory Administrator,
                                                                     PFPC, Inc.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================



VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolios is available, without charge and upon request, on the SEC's website at http:// www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.

                                    TRUSTEES

                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                                  Fred Filoon
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                                Mark A. Sargent


                                    OFFICERS

                        Robert J. Christian, President/
                            Chief Executive Officer
                          Eric Cheung, Vice President/
                       Chief Financial Officer/Treasurer
                      Joseph M. Fahey, Jr., Vice President
                          Charlotta Nilsson, Secretary
                      Anna M. Bencrowsky, Vice President/
                            Chief Compliance Officer
                    William P. Richards, Jr., Vice President


                               INVESTMENT ADVISER

                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890


                                   CUSTODIAN

                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890


                                 TRANSFER AGENT
                               ADMINISTRATOR AND
                                ACCOUNTING AGENT

                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809




This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Premier Money Market Portfolio.

WPRE-ANN-6/05

                                                                     WILMINGTON
                                                                          FUNDS






                                Premier Portfolio

                                         o Premier Money Market






















                                     ANNUAL
                                  June 30, 2005

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE
================================================================================


DEAR SHAREHOLDER:

   The financial markets over the past year have performed reasonably well, but most of the performance occurred in the second half of 2004. Large capitalization stocks for example (Standard and Poor's 500 Index) rose 6.3% in the twelve months ended in June 2005, but actually fell marginally (-0.8%) in the first half of 2005. Mid-capitalization and small-capitalization stocks, S&P 400 and S&P 600 Indices, respectively, performed better than their large cap brethren, advancing 14.0%, and 13.5%, respectively, over the last year. Both mid-cap and small-cap stocks had slight increases in the first half of 2005 rising 3.8% and 1.8%, respectively. International stocks, (MSCI EAFE Index), rose 13.7% in the past year, and again, it was all in the second half of 2004, as the first half of 2005 produced a modest 1.2% decline in the index.

   The fixed income markets have had a much smoother return pattern over the past year. The Lehman Aggregate Index was up 6.8% over the past year and 2.5% in the first half of 2005. Longer-term sectors produced more lucrative returns. The 30-year U.S. Treasury Index advanced 22.5% in the past year and 11.6% in the first half of 2005.

   Yogi Berra, a well known baseball coach and player said "The future ain't what it used to be," and that happens to summarize our analysis for the U.S. economy, interest rates and the financial markets. We know that the economy grew in the first half of 2005, and we know that inflation and interest rates rose. But, our analysis brings us to the conclusion that the growth we enjoyed in the first half of 2005 will most likely not be repeated in the second half of the year. The main forces affecting this slowdown in economic growth are the tri-partite forces of tighter monetary policy, higher housing prices and higher oil prices. Oil prices, of course, have been well documented and are often at the forefront of the daily business news reports. But, in fact, monetary policy is far more powerful and far more of a concern than day-to-day fluctuations in oil prices. And, monetary policy has become reasonably restrictive over the past year. The Federal Reserve increased its target rate for federal funds in eight 25 basis point increments, closing the fiscal year at 3.25%. Money supply growth (year to year change in M3) has fallen from 6.8% in May of 2003 to 5.7% in May 2004 to 4.3% in May 2005. (Money supply as measured by the "M3" consists of checking accounts, currency, money market mutual funds savings accounts and CDs.) Money supply growth is a very good indicator of future economic growth, at least directionally. This slowdown in money supply growth over the last year should result in slower economic momentum over the next year.

   Further slowing economic momentum will be the very area that helped the economy in 2003 and 2004 - housing. The word "bubble" has been ascribed to housing prices in the past six-months, and the debate will surely rage as to its appropriateness. But, there is no debate over the impact of housing prices on mortgage financing. The affordability of housing has deteriorated in the last year, mainly because of higher home prices. The median sales price of homes has risen by 12% in the past year and 21% in the past two years.

   The impact of these forces on the overall economy is both direct and indirect. The direct impact of course is on housing itself. Surely, lower affordability will result in lower sales and lower new housing starts. Last year (2004) was a record year for home sales. Even early this year, sales were strong. But, with affordability levels at 10 year lows, we believe this robust pace will not continue.

   The secondary impact results from existing variable-rate mortgages. Households with these types of mortgages have already experienced a rise in their monthly mortgage payments and this will continue for other

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


households as this year progresses. Couple this impact with the cost of energy and it seems clear that consumers will have less discretionary spending dollars in the next year.

   As a result of these monetary and energy forces acting upon the economy, we believe there is likely to be a slowdown in economic growth in the next year. The 3.8% growth rate of the first quarter of 2005 is likely to be the fastest pace for this year. As economic momentum subsides, Federal Reserve policy will likely shift from an inflation focus to a growth focus. Thus, it is likely that the Fed's task of raising short-term interest rates will come to a close. If interest rates rise at all in the next six months, it will most likely be minimal and the bulk of the second half of 2005 should experience stable interest rates.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

WILMINGTON LARGE CAP GROWTH PORTFOLIO

   The Wilmington Large Cap Growth Portfolio (the "Portfolio") returned 4.09% for the fiscal year ended June 30, 2005. The Russell 1000 Growth Index returned 1.68% for the same period.

   To improve performance, the portfolio management process was modified in December 2004. The new process is based on the philosophy that to succeed relative to the market, an investor has to predict what other investors will be favoring in the future. We do this by identifying a set of factors (e.g. yield, growth, momentum) that we believe will drive stock prices. Expected returns for individual stocks are calculated based on an estimate of how much return can be expected for each stock's exposure to the factors. A multi-factor risk model is used to determine the weighting of specific stocks so as to manage expected risk relative to the benchmark.

   Due to the change in approach, this discussion focuses on performance results for the six months ended June 30, 2005. Over this period the Portfolio returned 1.98% vs. -1.72% for the Russell 1000 Growth Index.

   Much of the outperformance of the Portfolio relative to its benchmark was due to the overweight in energy stocks. The average energy sector weight of the Portfolio was 8.8% versus a 1.7% average weight for the index. With the energy sector returning 23% over the time period, the Russell 1000 Growth was down 1.7% giving the Portfolio an outperformance of 2.4% from energy stocks alone. Arch Coal returned 54% for the period, which helped contribute 0.90% to outperformance. Additionally, stock selection in the consumer discretionary sector helped add to outperformance, although the sector itself underperformed. D.R. Horton was up 25% and M.D.C. Holdings was up 24% over the period versus the consumer discretionary sector returning (4.3%).

   Some of the weaker names in the Portfolio came from the financial sector. Our over-weights in W Holdings and Ambac Financial Group hurt performance a relative combined 1.0%. Other names that detracted from performance were International Game Technology (down 17.8% over the period), which contributed (0.45%) to relative performance and Novellus Systems (down 11.4% over the period), which contributed (0.43%) to relative performance.

   As of the date of this report, the Portfolio is diversified across all major Standard and Poor's economic sectors. Energy and consumer discretionary continue to be the most overweighed sectors, while information consumer staples and information technology continue to be underweight.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


   The top ten holdings as of June 30, 2005, representing approximately 28.9% of total investments are:

10 Largest Holdings       Percent of Total Investments    10 Largest Holdings     Percent of Total Investments
Microsoft Corp.                       5.46%               Motorola, Inc.                      2.49%
Lowe's Cos., Inc.                     3.28%               H&R Block, Inc.                     2.48%
3M Co.                                2.93%               Activision, Inc.                    2.45%
Express Scripts, Inc.                 2.62%               Caremark Rx, Inc.                   2.36%
Johnson & Johnson                     2.59%               Beckman Coulter, Inc.               2.21%

   The following graph compares the Wilmington Large Cap Growth Portfolio ("Large Cap Growth"), the Russell 1000 Growth Index and the S&P 500 Index for the past ten years ended June 30, 2005. *

                           LARGE CAP GROWTH PORTFOLIO
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

                                [GRAPHIC OMITTED]

                                    Average Annual Total Return
                                  -------------------------------
                                  1 Year       5 Year     10 Year
                                  ------       ------     -------
Large Cap Growth                   4.09%     (13.16)%       4.54%
Russell 1000 Growth Index          1.68%     (10.36)%       7.40%
S&P 500 Index                      6.32%      (2.37)%       9.94%


                                                         Russell 1000
                 Large Cap Growth     S&P 500 Index      Growth Index
                 ----------------     -------------      ------------
6/30/1995            $10,000            $10,000.00        $10,000.00
6/30/1996            $12,434            $12,604.54        $12,781.13
6/30/1997            $16,027            $16,972.94        $16,786.40
6/30/1998            $19,741            $22,100.32        $22,056.00
6/30/1999            $23,672            $27,129.64        $28,069.73
6/30/2000            $31,548            $29,096.36        $35,273.92
6/30/2001            $19,115            $24,781.23        $22,513.95
6/30/2002            $13,105            $20,323.63        $16,550.48
6/30/2003            $13,150            $20,375.35        $17,037.13
6/30/2004            $14,972            $24,268.42        $20,082.65
6/30/2005            $15,583            $25,850.66        $19,809.06

* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

  An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested.

  The values shown reflect a hypothetical investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

  The performance in the graph does not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


WILMINGTON LARGE CAP CORE PORTFOLIO

   The Wilmington Large Cap Core Portfolio (the "Portfolio") returned 7.51% for the fiscal year ended June 30, 2005. The Standard & Poor's 500 Index, an unmanaged, capitalization-weighted index of five hundred publicly traded stocks, returned 6.32% for the same period.

   Much of the outperformance of the Portfolio relative to its benchmark was due to the overweight in energy stocks. In a period in which the energy sector return was 39%, the average energy sector weight of the Portfolio was 13.2% versus a 7.7% average weight for the index. Additionally, stock selection in health care helped add to outperformance, although the sector itself underperformed. Caremark Rx was up 35% over the period and Endo Pharmaceuticals was up 12% versus the health care sector returning only 2.9%.

   Some of the weaker names in the Portfolio came from the Financial sector. Our over-weights in Marsh & McLennan and St. Paul's Travelers hurt performance a relative combined 1.1%. Other names which detracted from performance were International Game Technology (down 26% over the period), which contributed - 0.40% to relative performance and American International Group (down 18% over the period), which contributed -0.30% to relative performance.

   To improve performance, the portfolio management process was modified effective December 1, 2004. The new process is based on the philosophy that to succeed relative to the market, an investor has to predict what other investors will be favoring in the future. We do this by identifying a set of factors (e.g. yield, growth, momentum) that we believe will drive stock prices. Expected returns for individual stocks are calculated based on an estimate of how much return can be expected for each stock's exposure to the factors. A multi-factor risk model is used to determine the weighting of specific stocks so as to manage expected risk relative to the benchmark.

   The Portfolio currently has tax losses that can be carried forward. These losses may be used to offset future gains. Taxable investors sometimes limit turnover so as to avoid realizing gains that are taxable. While the Portfolio has losses that can offset gains, management is not avoiding the realization of gains.

   As of the date of this report, the Portfolio is diversified across all major Standard and Poor's economic sectors. Energy and consumer discretionary continue to be the most overweighed sectors while information technology and health care continue to be underweight.

   The top ten holdings as of June 30, 2005, representing approximately 21.1% of total investments are:


10 Largest Holdings       Percent of Total Investments    10 Largest Holdings          Percent of Total Investments
Consol Energy, Inc.                   2.40                Loews Corp.                              2.01
ConocoPhillips                        2.37                Occidental Petroleum Corp.               1.99
Comcast Corp.                         2.33                ChevronTexaco Corp.                      1.84
Exxon Mobil Corp.                     2.25                Bank of America Corp.                    1.84
Arch Coal, Inc.                       2.20                Pfizer, Inc.                             1.82

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


   The following graph compares the Wilmington Large Cap Core Portfolio ("Large Cap Core") and the S&P 500 Index for the past ten years ended June 30, 2005.*

                            LARGE CAP CORE PORTFOLIO
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

                                [GRAPHIC OMITTED]

                                    Average Annual Total Return
                                  -------------------------------
                                  1 Year       5 Year     10 Year
                                  ------       ------     -------
Large Cap Core                     7.51%      (6.22)%       6.50%
S&P 500 Index                      6.32%      (2.37)%       9.94%



                  Large Cap Core      S&P 500 Index
                  --------------      -------------
6/30/1995            $10,000            $10,000.00
6/30/1996            $11,924            $12,604.54
6/30/1997            $14,984            $16,972.94
6/30/1998            $19,343            $22,100.32
6/30/1999            $23,839            $27,129.64
6/30/2000            $25,882            $29,096.36
6/30/2001            $20,318            $24,781.23
6/30/2002            $15,714            $20,323.63
6/30/2003            $15,265            $20,375.35
6/30/2004            $17,460            $24,268.42
6/30/2005            $18,771            $25,850.66

* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

  An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested.

  The values shown reflect a hypothetical investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

  The performance in the graph does not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


WILMINGTON LARGE CAP VALUE PORTFOLIO

   The Wilmington Large Cap Value Portfolio (the "Portfolio") returned 8.66% for the year ended June 30, 2005, compared to the Russell 1000 Value Index, which returned 14.06% during the period. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

   The largest contributors during the past 12 months were Halliburton, Kohl's and Exxon-Mobil. As a provider of services and products to the energy industry, Halliburton is benefiting indirectly from the high price of oil. Its valuation discount to other oil service companies has narrowed considerably and asbestos and government fraud issues have dissipated. Kohl's has surprised investors with its strong sales and earnings performance. This formerly high flying retail department store has been through a rough patch in the past two years. It now appears that management's merchandising and expansion efforts are taking hold. Exxon-Mobil has quite simply been a beneficiary of everything positive that has occurred in the energy industry as one of the world's largest and most diversified international companies.

   The largest detractors were Merck, American International Group, and IBM. Merck, of course, declined sharply after studies showed potential severe cardiovascular risk from Vioxx. The company's determination to withdraw Vioxx from the market cast doubt on FDA approval of a second generation COX-2 inhibitor. A somewhat weak new drug pipeline and generic competition on the horizon exaggerated investors' concerns. An SEC investigation into some of AIG's structured insurance transactions lead to the eventual resignation of the company's long-time CEO, Hank Greenburg. Federal prosecutors continue their investigation while the board institutes tighter corporate governance procedures. IBM suffered a decline in the most recent quarter upon missing earnings expectations due to new product delay, slower contract signings in Services, and weak European operations. The company has consolidated and restructured European operations resulting in a 10-13,000 reduction in headcount.

   The top ten holdings as of June 30, 2005, representing approximately 34.2% of total investments are:


10 Largest Holdings      Percent of Total Investments    10 Largest Holdings   Percent of Total Investments
General Electric Co.                 3.88%               Microsoft Corp.                   3.32%
Kohl's Corp.                         3.76%               BellSouth Corp.                   3.17%
Exxon Mobil Corp.                    3.71%               The Walt Disney Co.               3.16%
Halliburton Co.                      3.68%               Sysco Corp.                       3.11%
Citigroup, Inc.                      3.35%               U.S. Bancorp                      3.08%

   The following graph compares the performance of the Wilmington Large Cap Value Portfolio ("Large Cap Value") and its predecessor, the Value Stock Fund (a collective investment fund), with that of the Russell 1000 Value Index for the ten years ended June 30, 2005. The Value Stock Fund's performance has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Large Cap Value Portfolio (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Value Stock Fund was not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act
                                       6

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


and the Internal Revenue Code 1986, as amended. If the Value Stock Fund had registered under the 1940 Act, its performance may have been different. *

                           LARGE CAP VALUE PORTFOLIO
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

                                [GRAPHIC OMITTED]

                                    Average Annual Total Return
                                  -------------------------------
                                  1 Year       5 Year     10 Year
                                  ------       ------     -------
Large Cap Value                    8.66%        1.19%       7.26%
Russell 1000 Value Index          14.06%        6.56%      12.03%


                                        Russell 1000
                 Large Cap Value        Value Index
                 ---------------        ------------
6/30/1995            $10,000             $10,000.00
6/30/1996            $12,518             $12,462.85
6/30/1997            $15,975             $16,598.53
6/30/1998            $17,872             $21,384.69
6/30/1999            $17,826             $24,884.64
6/30/2000            $19,005             $22,665.09
6/30/2001            $20,778             $25,007.41
6/30/2002            $15,778             $22,768.62
6/30/2003            $15,933             $22,535.57
6/30/2004            $18,557             $27,298.28
6/30/2005            $20,164             $31,413.83

* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

  An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested.

  The values shown reflect a hypothetical investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

  The performance in the graph does not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


WILMINGTON SMALL CAP CORE PORTFOLIO

   The Wilmington Small Cap Core Portfolio (the "Portfolio") returned 5.65% for the year ended June 30, 2005, compared to the Russell 2000 Index, which returned 9.45% during the period. The Russell 2000 Index is based on a ranking of the top 3,000 U.S. companies by market capitalization. The first 1,000 companies comprise the Russell 1000 (large cap) Index and the bottom 2,000 companies make up the Russell 2000 (small cap) Index.

   During the period, the Portfolio invested directly in two affiliated funds, the Small Cap Growth Series, managed by Roxbury Capital Management, LLC ("Roxbury"), and the Small Cap Value Series, managed by Cramer Rosenthal McGlynn, LLC ("CRM"). The Portfolio's investment adviser, Rodney Square Management Corporation ("RSMC") maintained the Portfolio using a combined growth and value investment approach through recommended tactical allocations between the underlying series, which invest in accordance with their respective investment policies and strategies. The strategy gave the Portfolio the unique flexibility to emphasize the investment styles of the Roxbury and CRM teams in conjunction with tactical recommendations made by RSMC's Investment Strategy Team.

   The relative underperformance of the Portfolio for the period was due to underperformance in each of the series in which the Portfolio invested. The Small Cap Growth Series returned 1.74%, versus the Russell 2000 Growth Index at 4.29%, and the Small Cap Value Series returned 9.87%, versus the Russell 2000 Value Index at 14.39%.

   On July 1, 2004, the allocation between the two series was 48.1% in the Small Cap Growth Series and 51.9% in the Small Cap Value Series. As of June 30, 2005, the allocation between the two series ended at 33.6% in the Small Cap Growth Series and 66.4% in the Small Cap Value Series.

   The following graph compares the performance of the Wilmington Small Cap Portfolio ("Small Cap Core") and its predecessor, the Small Cap Stock Fund (a collective investment fund), with that of the Russell 2000 Index since the Portfolio's commencement of operations on March 31, 1997 through June 30, 2005. The Small Cap Stock Fund's performance has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Small Cap Core Portfolio (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Small Cap Stock Fund was not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Small Cap Stock Fund had registered under the 1940 Act, its performance may have been different. *

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


                            SMALL CAP CORE PORTFOLIO
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

                                [GRAPHIC OMITTED]

                                    Average Annual Total Return
                                  -------------------------------
                                  1 Year       5 Year     10 Year
                                  ------       ------     -------
Small Cap Core                      5.65%      (0.08)%       7.65%
Russell 2000 Index                  9.45%        5.71%       9.24%


                                        Russell 2000
                 Small Cap Core            Index
                 ---------------        ------------
 4/1/1997            $10,000             $10,000.00
6/30/1997            $12,059             $
6/30/1998            $14,245             $13,501.45
6/30/1999            $13,466             $13,704.12
6/30/2000            $18,439             $15,667.16
6/30/2001            $17,170             $15,756.67
6/30/2002            $14,794             $14,402.09
6/30/2003            $13,889             $14,165.67
6/30/2004            $17,381             $18,892.13
6/30/2005            $18,363             $20,676.73

* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

  An investment in the Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested.

  The values shown reflect a hypothetical investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

  The performance in the graph does not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares.

  Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


   We invite your comments and questions and thank you for your investment in the Wilmington Equity Portfolios. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                        Sincerely,

                                        Robert J. Christian

                                        Robert J. Christian
                                        President

July 29, 2005

You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. A prospectus with this and other information may be obtained by calling 800-336-9970. The prospectus should be read before investing.

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy and are compiled from the investment adviser's research and from comments provided by the Portfolio Managers of each of the Portfolios. These comments reflect opinions as of the date written and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC.

WILMINGTON FUNDS -- EQUITY PORTFOLIO
-------------------------------------
 EXPENSE DISCLOSURE
================================================================================


DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. A Portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Portfolio's costs in two ways.

     o ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

EXPENSE TABLE

                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     1/01/05      6/30/05      Ratio(1)     Period*
                                                                                    ---------    ---------    ----------   --------
Large Cap Growth Portfolio - Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $1,019.80       1.16%       $5.79
Hypothetical 5% Return ..........................................................   $1,000.00    $1,019.06       1.16%       $5.79

WILMINGTON FUNDS -- EQUITY PORTFOLIO
-------------------------------------
 EXPENSE DISCLOSURE -- continued
================================================================================



                                                                                   Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     1/01/05      6/30/05      Ratio(1)     Period*
                                                                                    ---------    ---------    ----------   --------
Large Cap Core Portfolio - Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $1,033.10       0.80%       $4.07
Hypothetical 5% Return ..........................................................   $1,000.00    $1,020.79       0.80%       $4.04
Large Cap Value Portfolio - Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $  984.50       1.07%       $5.25
Hypothetical 5% Return ..........................................................   $1,000.00    $1,019.51       1.07%       $5.34
Small Cap Core Portfolio - Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $  989.80       1.30%       $6.40
Hypothetical 5% Return ..........................................................   $1,000.00    $1,018.36       1.30%       $6.49

---------------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(1) During the period presented, the Wilmington Large Cap Growth Portfolio, Large Cap Core Portfolio, and Large Cap Value Portfolio each operated as a feeder fund in a master-feeder structure and invested 100% of its investable assets in a corresponding series of WT Investment Trust I and the Wilmington Small Cap Core Portfolio operated in a "fund of funds" structure and invested 100% of its investable assets in the WT Investment Trust I Small Cap Growth Series and Small Cap Value Series in accordance with weightings determined by the investment adviser. The "Annualized Expense Ratio" includes expenses allocated from the respective series. Effective July 1, 2005, the Portfolios no longer operate in a master-feeder or "fund of funds" structure. Additionally, the investment advisory fee for the Large Cap Growth and Large Cap Value Portfolios was increased by 0.05% of average net assets effective July 27, 2005. Had these changes been in place as of January 1, 2005, the Portfolios' Expense analysis would have been as follows:

                                                                                  Beginning      Ending                  Expenses
                                                                                   Account      Account     Annualized     Paid
                                                                                    Value        Value       Expense      During
                                                                                   1/01/05      6/30/05       Ratio       Period
                                                                                  ---------    ---------    ----------   --------
Large Cap Growth Portfolio - Institutional Shares
Actual Fund Return ............................................................   $1,000.00    $1,019.58       1.20%       $6.01
Hypothetical 5% Return ........................................................   $1,000.00    $1,018.84       1.20%       $6.01
Large Cap Value Portfolio - Institutional Shares
Actual Fund Return ............................................................   $1,000.00    $  984.29       1.11%       $5.46
Hypothetical 5% Return ........................................................   $1,000.00    $1,019.29       1.11%       $5.56
Small Cap Core Portfolio - Institutional Shares
Actual Fund Return ............................................................   $1,000.00    $  989.89       1.28%       $6.31
Hypothetical 5% Return ........................................................   $1,000.00    $1,018.45       1.28%       $6.41

    The change in structure did not affect the expenses of the Large Cap Core Portfolio, which reflects the contractual expense limitation by the advisor.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================


PORTFOLIO HOLDINGS
JUNE 30, 2005

As of June 30, 2005, 100% of The Wilmington Large Cap Growth, Large Cap Core, and Large Cap Value Portfolios' investable assets were invested in a corresponding series of WT Investment Trust I and 33.6% and 66.4% of the Wilmington Small Cap Core Portfolio's investable assets were invested in the WT Investment Trust I Small Cap Growth Series and Small Cap Value Series, respectively, in accordance with weightings determined by the investment adviser. The following tables present a summary of the portfolio holdings of each of the corresponding series of the WT Investment Trust I as a percentage of its total investments.

WT LARGE CAP GROWTH SERIES
Common stocks
 Information Technology ................................................    20.5%
 Healthcare ............................................................    19.3%
 Consumer Discretionary ................................................    15.9%
 Industrials ...........................................................    14.6%
 Financials ............................................................     9.7%
 Energy ................................................................     5.9%
 Materials .............................................................     4.6%
 Consumer Staples ......................................................     3.8%
 Utilities .............................................................     2.0%
 Manufacturing .........................................................     1.1%
 Telecommunication Services ............................................     1.1%
 Wholesale & Retail Trade ..............................................     0.4%
 Retail & Merchandising ................................................     0.3%
 Real Estate ...........................................................     0.3%
Short-Term Investments .................................................     0.5%
                                                                           -----
                                                                           100.0%
                                                                           =====

LARGE CAP VALUE SERIES
Common stocks
 Finance & Insurance ...................................................    22.2%
 Manufacturing .........................................................    21.9%
 Wholesale & Retail Trade ..............................................    11.4%
 Oil & Gas .............................................................    10.3%
 Computer Services .....................................................     6.3%
 Services ..............................................................     5.7%
 Aerospace & Defense ...................................................     4.2%
 Transportation ........................................................     3.5%
 Entertainment & Leisure ...............................................     3.2%
 Electric, Gas, Water & Utilities ......................................     3.0%
 Consumer Products .....................................................     2.5%
 Healthcare ............................................................     1.5%
Short-Term Investments .................................................     4.3%
                                                                           -----
                                                                           100.0%
                                                                           =====

LARGE CAP CORE SERIES
Common stocks
 Financials ............................................................    20.1%
 Consumer Discretionary ................................................    16.1%
 Energy ................................................................    13.4%
 Information Technology ................................................    11.6%
 Industrials ...........................................................    11.0%
 Healthcare ............................................................     8.4%
 Consumer Staples ......................................................     8.0%
 Materials .............................................................     5.4%
 Utilities .............................................................     2.8%
 Chemicals .............................................................     0.8%
 Telecommunication Services ............................................     0.7%
Short-Term Investments .................................................     1.7%
                                                                           -----
                                                                           100.0%
                                                                           =====

SMALL CAP GROWTH SERIES
Common stocks
 Information Technology ................................................    27.6%
 Healthcare ............................................................    18.7%
 Industrials ...........................................................    17.4%
 Consumer Discretionary ................................................    14.4%
 Financials ............................................................     7.7%
 Energy ................................................................     6.2%
 Materials .............................................................     1.4%
 Telecommunication Services ............................................     1.0%
 Manufacturing .........................................................     1.0%
 Consumer Staples ......................................................     0.8%
 Services ..............................................................     0.6%
Short-Term Investments .................................................     3.2%
                                                                           -----
                                                                           100.0%
                                                                           =====

                                       13

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================


SMALL CAP VALUE SERIES
Common stocks
 Manufacturing .........................................................    23.7%
 Wholesale & Retail Trade ..............................................    17.1%
 Services ..............................................................    11.9%
 Finance & Insurance ...................................................    11.4%
 Computer Services .....................................................     5.4%
 Electric, Gas, Water & Utilities ......................................     5.1%
 Oil & Gas .............................................................     4.0%
 Healthcare ............................................................     3.8%
 Consumer Discretionary ................................................     3.1%
 Transportation ........................................................     3.0%
 Technology ............................................................     2.9%
 Communication & Broadcasting ..........................................     2.1%
 Real Estate Investment Trusts .........................................     1.7%
 Aerospace .............................................................     1.5%
 Entertainment & Leisure ...............................................     1.3%
Short-Term Investments .................................................     2.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolios file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005


                                                                                                        Large Cap
                                                                     Large Cap          Large Cap         Value         Small Cap
                                                                 Growth Portfolio    Core Portfolio     Portfolio    Core Portfolio
                                                                 ----------------    --------------    -----------   --------------
ASSETS:
Investment in Series, at value ...............................     $ 35,837,336        $26,831,519     $47,999,151     $53,543,757
Receivable for Portfolio shares sold .........................           30,100            104,868          25,000              --
Receivable for investment in Series withdrawn ................        6,121,466                 --         628,698          12,755
Other assets .................................................            2,410              1,086           2,799           3,738
                                                                   ------------        -----------     -----------     -----------
Total assets .................................................       41,991,312         26,937,473      48,655,648      53,560,250
                                                                   ------------        -----------     -----------     -----------
LIABILITIES:
Payable for Portfolio shares redeemed ........................        1,121,466                 --         628,698          12,755
Payable to sub-custodian .....................................        5,000,000                 --              --              --
Payable for investment in Series .............................           30,100            104,868          25,000              --
Accrued expenses .............................................           30,377              3,448          33,538          37,308
                                                                   ------------        -----------     -----------     -----------
Total liabilities ............................................        6,181,943            108,316         687,236          50,063
                                                                   ------------        -----------     -----------     -----------
NET ASSETS ...................................................     $ 35,809,369        $26,829,157     $47,968,412     $53,510,187
                                                                   ============        ===========     ===========     ===========
NET ASSETS CONSIST OF:
Paid-in capital ..............................................     $125,496,147        $30,893,126     $45,915,211     $44,294,815
Undistributed net investment income (accumulated loss) .......            6,556            345,451         251,996            (975)
Accumulated net realized gain (loss) on investments ..........      (91,610,019)        (6,074,814)     (9,617,166)         79,662
Net unrealized appreciation on investments ...................        1,916,685          1,665,394      11,418,371       9,136,685
                                                                   ------------        -----------     -----------     -----------
NET ASSETS ...................................................     $ 35,809,369        $26,829,157     $47,968,412     $53,510,187
                                                                   ============        ===========     ===========     ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ($0.01 par value, unlimited authorized shares):
  Institutional Shares........................................        3,473,686          1,718,967       4,720,559       5,033,865
                                                                   ============        ===========     ===========     ===========
NET ASSET VALUE, offering and redemption price
  per share:
 Institutional Shares ........................................           $10.31             $15.61          $10.16          $10.63
                                                                   ============        ===========     ===========     ===========












    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2005


                                                                                                        Large Cap
                                                                      Large Cap          Large Cap        Value         Small Cap
                                                                  Growth Portfolio    Core Portfolio    Portfolio    Core Portfolio
                                                                  ----------------    --------------    ----------   --------------
NET INVESTMENT INCOME (LOSS) FROM SERIES:
 Dividends (net of foreign tax withheld) ......................      $  591,959         $   577,783     $1,072,889     $  331,159
 Interest .....................................................           7,189               9,394         28,609         49,022
 Securities lending income ....................................              --               1,557          4,272          2,601
 Expenses .....................................................        (339,578)           (240,243)(1)   (377,676)      (654,519)
                                                                     ----------         -----------     ----------     ----------
   Net investment income (loss) from Series....................         259,570             348,491        728,094       (271,737)
                                                                     ----------         -----------     ----------     ----------
EXPENSES:
 Administration and accounting fees ...........................          41,445              41,248         41,445         41,445
 Transfer agent fees ..........................................          17,654              12,274         18,947         27,193
 Reports to shareholders ......................................          19,615              14,577         21,222         30,097
 Trustees' fees ...............................................          13,135              14,110         14,110         14,110
 Compliance services ..........................................           2,169               1,150          2,607          3,297
 Registration fees ............................................          20,040              19,405         20,712         19,541
 Professional fees ............................................          15,210              13,842         13,390         23,199
 Other ........................................................          30,216              13,089         28,311         29,992
                                                                     ----------         -----------     ----------     ----------
   Total expenses before fee waivers and
    expense reimbursements ....................................         159,484             129,695        160,744        188,874
   Expenses reimbursed.........................................              --            (100,191)            --             --
   Administration and accounting fees waived...................         (20,725)            (29,504)       (13,467)       (10,362)
                                                                     ----------         -----------     ----------     ----------
    Total expenses, net .......................................         138,759                  --        147,277        178,512
                                                                     ----------         -----------     ----------     ----------
 Net investment income (loss) .................................         120,811             348,491        580,817       (450,249)
                                                                     ----------         -----------     ----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments .............................       1,798,231           3,830,768      1,286,650        343,319
 Net change in unrealized appreciation (depreciation)
   on investments..............................................        (444,194)         (4,097,998)     2,524,834      3,042,204
                                                                     ----------         -----------     ----------     ----------
 Net gain (loss) on investments ...............................       1,354,037            (267,230)     3,811,484      3,385,523
                                                                     ----------         -----------     ----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................      $1,474,848         $    81,261     $4,392,301     $2,935,274
                                                                     ==========         ===========     ==========     ==========

---------------
(1) Expenses from Large Cap Core Series are shown net of $58,194 of fees waived.







    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2005

                                                                                                       Large Cap
                                                                    Large Cap          Large Cap         Value          Small Cap
                                                                Growth Portfolio    Core Portfolio     Portfolio     Core Portfolio
                                                                ----------------    --------------    ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss) ...............................     $    120,811       $    348,491     $    580,817    $   (450,249)
 Net realized gain on investments ...........................        1,798,231          3,830,768        1,286,650         343,319
 Net change in unrealized appreciation (depreciation)
   on investments............................................         (444,194)        (4,097,998)       2,524,834       3,042,204
                                                                  ------------       ------------     ------------    ------------
 Net increase in net assets resulting
   from operations...........................................        1,474,848             81,261        4,392,301       2,935,274
                                                                  ------------       ------------     ------------    ------------
Distributions to shareholders:
 From net investment income .................................         (111,227)          (431,649)        (573,119)             --
 From net realized gains ....................................               --                 --               --      (4,641,650)
                                                                  ------------       ------------     ------------    ------------
Total distributions .........................................         (111,227)          (431,649)        (573,119)     (4,641,650)
                                                                  ------------       ------------     ------------    ------------
Portfolio share transactions (a):
 Proceeds from shares sold ..................................        5,238,278         11,357,848        4,908,359       9,533,231
 Cost of shares issued on reinvestment of distributions .....           72,394            347,589          386,107       4,233,754
 Cost of shares redeemed ....................................      (20,282,594)       (43,320,195)     (12,874,460)    (31,874,203)
                                                                  ------------       ------------     ------------    ------------
Net decrease in net assets from Portfolio share
   transactions..............................................      (14,971,922)       (31,614,758)      (7,579,994)    (18,107,218)
                                                                  ------------       ------------     ------------    ------------
Total decrease in net assets ................................      (13,608,301)       (31,965,146)      (3,760,812)    (19,813,594)
NET ASSETS:
 Beginning of year ..........................................       49,417,670         58,794,303       51,729,224      73,323,781
                                                                  ------------       ------------     ------------    ------------
 End of year ................................................     $ 35,809,369       $ 26,829,157     $ 47,968,412    $ 53,510,187
                                                                  ============       ============     ============    ============
 Undistributed net investment income
   (accumulated loss)........................................     $      6,556       $    345,451     $    251,996    $       (975)
                                                                  ============       ============     ============    ============
                                                                     Shares             Shares           Shares          Shares
                                                                  ------------       ------------     ------------    ------------
(A)TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold ................................................          527,294            752,090          505,994         929,354
 Shares issued on reinvestment of distributions .............            7,189             23,235           37,817         401,304
 Shares redeemed ............................................       (2,035,549)        (3,011,424)      (1,295,194)     (3,114,895)
                                                                  ------------       ------------     ------------    ------------
 Net decrease in shares .....................................       (1,501,066)        (2,236,099)        (751,383)     (1,784,237)
 Shares outstanding -- Beginning of year ....................        4,974,752          3,955,066        5,471,942       6,818,102
                                                                  ------------       ------------     ------------    ------------
 Shares outstanding -- End of year ..........................        3,473,686          1,718,967        4,720,559       5,033,865
                                                                  ============       ============     ============    ============




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004

                                                                                                       Large Cap
                                                                    Large Cap          Large Cap         Value          Small Cap
                                                                Growth Portfolio    Core Portfolio     Portfolio     Core Portfolio
                                                                ----------------    --------------    ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss) ...............................     $     43,675       $    451,561     $    476,043    $   (526,062)
 Net realized gain (loss) on investments ....................       (1,200,494)         2,129,346        1,444,282      25,293,069
 Net change in unrealized appreciation (depreciation)
   on investments............................................        9,094,077          5,746,280        5,843,431      (8,828,501)
                                                                  ------------       ------------     ------------    ------------
Net increase in net assets resulting from operations ........        7,937,258          8,327,187        7,763,756      15,938,506
                                                                  ------------       ------------     ------------    ------------
Distributions to shareholders:
 From net investment income .................................          (59,275)          (646,662)        (487,300)             --
                                                                  ------------       ------------     ------------    ------------
Total distributions .........................................          (59,275)          (646,662)        (487,300)             --
                                                                  ------------       ------------     ------------    ------------
Portfolio share transactions (a):
 Proceeds from shares sold ..................................        6,490,340          2,971,007       12,324,594      16,115,642
 Cost of shares issued on reinvestment of distributions .....           42,263            590,919          365,895              --
 Cost of shares redeemed ....................................      (23,612,491)       (13,828,193)     (15,538,854)    (32,430,234)
                                                                  ------------       ------------     ------------    ------------
Net decrease in net assets from Portfolio share
  transactions...............................................      (17,079,888)       (10,266,267)      (2,848,365)    (16,314,592)
                                                                  ------------       ------------     ------------    ------------
Total increase (decrease) in net assets .....................       (9,201,905)        (2,585,742)       4,428,091        (376,086)
NET ASSETS:
 Beginning of year ..........................................       58,619,575         61,380,045       47,301,133      73,699,867
                                                                  ------------       ------------     ------------    ------------
 End of year ................................................     $ 49,417,670       $ 58,794,303     $ 51,729,224    $ 73,323,781
                                                                  ============       ============     ============    ============
 Undistributed net investment income
  (accumulated loss).........................................     $     (3,028)      $    428,609     $    244,298    $     (3,028)
                                                                  ============       ============     ============    ============
                                                                     Shares             Shares           Shares          Shares
                                                                  ------------       ------------     ------------    ------------
(A)TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold ................................................          661,035            209,117        1,385,977       1,556,622
 Shares issued on reinvestment of distributions .............            4,384             41,556           41,674              --
 Shares redeemed ............................................       (2,402,820)          (966,310)      (1,730,543)     (3,318,632)
                                                                  ------------       ------------     ------------    ------------
 Net decrease in shares .....................................       (1,737,401)          (715,637)        (302,892)     (1,762,010)
 Shares outstanding -- Beginning of year ....................        6,712,153          4,670,703        5,774,834       8,580,112
                                                                  ------------       ------------     ------------    ------------
 Shares outstanding -- End of year ..........................        4,974,752          3,955,066        5,471,942       6,818,102
                                                                  ============       ============     ============    ============






    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================


The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Portfolios (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                                                For the Fiscal
                                                                                              Years Ended June 30,
                                                                             ------------------------------------------------------
                                                                             2005(1)     2004       2003        2002         2001
                                                                             -------   -------    --------    ---------   ---------
LARGE CAP GROWTH PORTFOLIO -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD...................................    $  9.93   $  8.73    $   8.70    $   12.69   $   33.39
                                                                             -------   -------    --------    ---------   ---------
INVESTMENT OPERATIONS:
 Net investment income (loss)............................................       0.03      0.01          --(2)        --(2)    (0.08)
 Net realized and unrealized gain (loss)
   on investments........................................................       0.38      1.20        0.03        (3.99)     (10.61)
                                                                             -------   -------    --------    ---------   ---------
   Total from investment operations......................................       0.41      1.21        0.03        (3.99)     (10.69)
                                                                             -------   -------    --------    ---------   ---------
DISTRIBUTIONS:
 From net investment income..............................................      (0.03)    (0.01)         --           --          --
 From net realized gains.................................................         --        --          --           --      (10.01)
                                                                             -------   -------    --------    ---------   ---------
   Total distributions...................................................      (0.03)    (0.01)         --           --      (10.01)
                                                                             -------   -------    --------    ---------   ---------
NET ASSET VALUE -- END OF PERIOD.........................................    $ 10.31   $  9.93    $   8.73    $    8.70   $   12.69
                                                                             =======   =======    ========    =========   =========
TOTAL RETURN.............................................................      4.09%    13.86%       0.35%     (31.44)%    (39.41)%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
 Expenses:
   Including expense limitations.........................................      1.10%     0.98%       0.95%        0.85%       0.76%
   Excluding expense limitations.........................................      1.15%     1.01%       0.98%        0.85%       0.79%
 Net investment income (loss)............................................      0.28%     0.08%     (0.02)%      (0.04)%     (0.37)%
Portfolio turnover rate..................................................       230%       87%         51%          75%         78%
Net Assets at the end of period (000 omitted)............................    $35,809   $49,418    $ 58,620    $  76,892   $ 158,318

---------------
(1) Effective December 15, 2004, Rodney Square Management Corporation replaced Roxbury Capital Management, LLC as the Adviser to the WT Large Cap Growth Series.
(2) Less than $0.01 per share.
(3) For the periods presented, the Portfolio operated as a feeder fund in a master-feeder structure. The expense and net investment income (loss) ratios include expenses allocated from the master fund, WT Investment Trust I -- WT Large Cap Growth Series (the "Series"), and the portfolio turnover reflects investment activity of the Series. Effective July 1, 2005, the Portfolio no longer operates in a master-feeder structure.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================


                                                                                                 For the Fiscal
                                                                                              Years Ended June 30,
                                                                             ------------------------------------------------------
                                                                              2005       2004       2003        2002         2001
                                                                             -------   -------    --------    ---------   ---------
LARGE CAP CORE PORTFOLIO -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD...................................    $ 14.87   $ 13.14    $  13.68    $   18.17   $   24.03
                                                                             -------   -------    --------    ---------   ---------
INVESTMENT OPERATIONS:
 Net investment income...................................................       0.45      0.10        0.15         0.11        0.08
 Net realized and unrealized gain (loss)
   on investments........................................................       0.65      1.78       (0.55)       (4.15)      (5.15)
                                                                             -------   -------    --------    ---------   ---------
   Total from investment operations......................................       1.10      1.88       (0.40)       (4.04)      (5.07)
                                                                             -------   -------    --------    ---------   ---------
DISTRIBUTIONS:
 From net investment income..............................................      (0.36)    (0.15)      (0.11)       (0.08)      (0.04)
 From net realized gains.................................................         --        --       (0.03)       (0.37)      (0.75)
                                                                             -------   -------    --------    ---------   ---------
   Total distributions...................................................      (0.36)    (0.15)      (0.14)       (0.45)      (0.79)
                                                                             -------   -------    --------    ---------   ---------
NET ASSET VALUE -- END OF PERIOD.........................................    $ 15.61   $ 14.87    $  13.14    $   13.68   $   18.17
                                                                             =======   =======    ========    =========   =========
TOTAL RETURN.............................................................      7.51%    14.38%     (2.86)%     (22.66)%    (21.50)%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1)
 Expenses:
   Including expense limitations.........................................      0.80%     0.80%       0.80%        0.80%       0.80%
   Excluding expense limitations.........................................      1.43%     1.13%       1.05%        1.00%       0.98%
 Net investment income...................................................      1.16%     0.73%       1.04%        0.64%       0.39%
Portfolio turnover rate..................................................       113%       27%         50%          68%         72%
Net Assets at the end of period (000 omitted)............................    $26,829   $58,794    $ 61,380    $  80,831   $ 108,061

---------------
(1) For the periods presented, the Portfolio operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Large Cap Core Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Portfolio no longer operates in a master-feeder structure.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================


                                                                                                   For the Fiscal
                                                                                                Years Ended June 30,
                                                                                ---------------------------------------------------
                                                                                 2005       2004       2003       2002        2001
                                                                                -------   -------    -------    ---------   -------
LARGE CAP VALUE PORTFOLIO -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD......................................    $  9.45   $  8.19    $  8.20    $   11.13   $ 10.25
                                                                                -------   -------    -------    ---------   -------
INVESTMENT OPERATIONS:
 Net investment income......................................................       0.12      0.08       0.06         0.07      0.09
 Net realized and unrealized gain (loss) on investments.....................       0.70      1.26       0.01        (2.68)     0.86
                                                                                -------   -------    -------    ---------   -------
   Total from investment operations.........................................       0.82      1.34       0.07        (2.61)     0.95
                                                                                -------   -------    -------    ---------   -------
DISTRIBUTIONS:
 From net investment income.................................................      (0.11)    (0.08)     (0.07)       (0.09)    (0.07)
 From net realized gains....................................................          -         -      (0.01)       (0.23)        -
                                                                                -------   -------    -------    ---------   -------
   Total distributions......................................................      (0.11)    (0.08)     (0.08)       (0.32)    (0.07)
                                                                                -------   -------    -------    ---------   -------
NET ASSET VALUE -- END OF PERIOD............................................    $ 10.16   $  9.45    $  8.19    $    8.20   $ 11.13
                                                                                =======   =======    =======    =========   =======
TOTAL RETURN................................................................      8.66%    16.47%      0.92%     (24.02)%     9.33%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1)
 Expenses:
   Including expense limitations............................................      1.02%     1.00%      1.06%        0.92%     0.77%
   Excluding expense limitations............................................      1.05%     1.03%      1.13%        0.93%     0.91%
 Net investment income......................................................      1.13%     0.94%      0.93%        0.66%     0.96%
Portfolio turnover rate.....................................................        28%       26%        87%         100%      109%
Net Assets at the end of period (000 omitted)...............................    $47,968   $51,729    $47,301    $  52,064   $82,312

---------------
(1) For the periods presented, the Portfolio operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Large Cap Value Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. Effective July 1, 2005, the Portfolio no longer operates in a master-feeder structure.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================


                                                                                                 For the Fiscal
                                                                                              Years Ended June 30,
                                                                            -------------------------------------------------------
                                                                              2005       2004        2003        2002        2001
                                                                            --------   --------    --------    ---------   --------
SMALL CAP CORE PORTFOLIO -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD..................................    $  10.75   $   8.59    $   9.15    $   10.63   $  12.97
                                                                            --------   --------    --------    ---------   --------
INVESTMENT OPERATIONS:
 Net investment income (loss)...........................................       (0.07)(1)  (0.07)(1)   (0.02)(1)        -(1,2)  0.16
 Net realized and unrealized gain (loss) on investments.................        0.67       2.23       (0.54)       (1.47)     (1.14)
                                                                            --------   --------    --------    ---------   --------
   Total from investment operations.....................................        0.60       2.16       (0.56)       (1.47)     (0.98)
                                                                            --------   --------    --------    ---------   --------
DISTRIBUTIONS:
 From net investment income.............................................           -          -           -        (0.01)     (0.01)
 From net realized gains................................................       (0.72)         -           -            -      (1.21)
 In excess of net realized gain.........................................           -          -           -            -      (0.14)
                                                                            --------   --------    --------    ---------   --------
   Total distributions..................................................       (0.72)         -           -        (0.01)     (1.36)
                                                                            --------   --------    --------    ---------   --------
NET ASSET VALUE -- END OF PERIOD........................................    $  10.63   $  10.75    $   8.59    $    9.15   $  10.63
                                                                            ========   ========    ========    =========   ========
TOTAL RETURN............................................................       5.65%     25.15%     (6.12)%     (13.84)%    (6.88)%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
 Expenses:
   Including expense limitations........................................       1.27%      1.19%       1.00%        0.89%      0.83%
   Excluding expense limitations........................................       1.29%      1.21%       1.01%        0.89%      0.90%
 Net investment income (loss)...........................................     (0.69)%    (0.74)%     (0.21)%      (0.03)%      0.15%
Portfolio turnover rate.................................................         15%       142%         62%          44%        53%
Net Assets at the end of period (000 omitted)...........................    $ 53,510   $ 73,324    $ 73,700    $ 106,915   $136,236

---------------
(1) The net investment income (loss) per share was calculated using the average shares outstanding method.
(2) Less than $0.01 per share.
(3) For the periods presented through November 30, 2003, the Portfolio operated as a feeder fund in a master-feeder structure. The expense and the net investment income (loss) ratios during this period include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Core Series (the "Series"), and the portfolio turnover reflects the investment activity of the Series. For the period December 1, 2003 through June 30, 2005, the Portfolio operated in a "fund-of-funds" structure. The expense and the net investment income (loss) ratios during this period include expenses allocated from the underlying funds, WT Investment Trust I -- Small Cap Growth Series and WT Investment Trust I -- Small Cap Value Series, and the portfolio turnover reflects the Portfolio's investment activity. The portfolio turnover for the Small Cap Growth Series and the Small Cap Value Series is presented in the their financial statements. Effective July 1, 2005, the Portfolio no longer operates in a "fund of funds" structure.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================




1. DESCRIPTION OF THE FUND. Wilmington Large Cap Growth Portfolio ("Large Cap Growth Portfolio") (formerly the Roxbury Large Cap Growth Fund), Wilmington Large Cap Core Portfolio ("Large Cap Core Portfolio"), Wilmington Large Cap Value Portfolio ("Large Cap Value Portfolio") and Wilmington Small Cap Core Portfolio ("Small Cap Core Portfolio") (each, a "Portfolio" and collectively, the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund is contained in separate reports to their shareholders.

   The Portfolios offer two classes of shares: Institutional Shares and Investor Shares. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee. As of June 30, 2005, the Investor Shares have not commenced operations.

   During the periods presented in this report, each of the Portfolios pursued its investment objective by investing in one or more registered investment companies.

   Effective December 1, 2003, the Small Cap Core Portfolio pursued its investment objective by investing in the Small Cap Growth Series and Small Cap Value Series of WT Investment Trust I in accordance with weightings determined by the investment adviser. Prior to December 1, 2003, the Small Cap Core Portfolio invested all of its investable assets in the Small Cap Core Series of WT Investment Trust I. At June 30, 2005, the Small Cap Core Portfolio was invested as follows:


                                                     Total                                      % Ownership
                                                  Investments    WT Investment Trust I Series    In Series
   Small Cap Core Portfolio...................    $17,989,598      Small Cap Growth Series           11%
                                                  $35,554,159       Small Cap Value Series            5%


   The Large Cap Growth, Large Cap Core and Large Cap Value Portfolios sought to achieve their investment objectives by investing all of their investable assets in the WT Large Cap Growth Series, Large Cap Core Series and Large Cap Value Series, respectively, of WT Investment Trust I which had the same investment objective, policies and limitations as the respective Portfolios. The performance of each Portfolio was directly affected by the performance of its corresponding series of WT Investment Trust I. As of June 30, 2005, the Large Cap Growth, Large Cap Core and Large Cap Value Portfolios owned approximately 100%, 100%, and 68% of the WT Large Cap Growth, Large Cap Core and Large Cap Value Series, respectively.

   The financial statements of the WT Large Cap Growth, Large Cap Core, Large Cap Value, Small Cap Growth and Small Cap Value Series (collectively, the "Series"), including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the corresponding Portfolio's financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================


   As described in Note 8, effective July 1, 2005, each Portfolio's investment structure was changed.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolios:

   Valuation of Investment in Series. Valuation of each Portfolio's investment in its Series is based on the underlying securities held by that Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   Investment Income. Each Portfolio records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Common expenses of the Fund are allocated on a pro rata basis among the series based on relative net assets.

   Distributions to Shareholders. Distributions from net investment income and realized gains, if any, are declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Portfolios do not incur an advisory fee directly, but rather indirectly through their investments in the Series. The investment adviser of the Wilmington Small Cap Core Portfolio is Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation; however, for its services as investment adviser of the Portfolio, RSMC does not receive an advisory fee. RSMC is also the investment adviser to the WT Large Cap Growth Series (effective December 15,
   2004) and Large Cap Core Series. The investment adviser to the Small Cap Growth Series is Roxbury Capital Management, LLC ("Roxbury"). Prior to December 15, 2004, Roxbury served as investment advisor to the WT Large Cap Growth Series. The investment adviser to the Large Cap Value and Small Cap Value Series is Cramer Rosenthal McGlynn, LLC ("CRM"). Roxbury and CRM are affiliates of RSMC. The advisory and other fees charged to the Series are discussed in the notes to the Series' financial statements.

   Effective November 19, 2004, RSMC provides compliance services to the Portfolios pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of each Portfolio's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statements of operations.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================




   Prior to September 30, 2004, RSMC also served as administrator and accounting agent to each Portfolio. For the period July 1, 2004 to September 30, 2004, RSMC was paid $6,750, $10,125, $10,125 and $10,125 by the Large Cap Growth, Large Cap Core, Large Cap Value and Small Cap Core Portfolios, respectively, for these services.

   RSMC has agreed to reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.80% of the average daily net assets of the Institutional Shares of Large Cap Core Portfolio. This undertaking will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 2005, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses and in-kind redemptions:

                                                      Large Cap         Small Cap
                                                    Core Portfolio   Core Portfolio
   Paid-in capital .............................     $ 2,233,237        $(452,302)
   Undistributed net investment income
     (accumulated loss).........................              --          452,302
   Accumulated net realized gain (loss) on
     investments................................      (2,233,237)              --

   The tax character of distributions paid for the years ended June 30, 2005 and 2004 was as follows:

                                                                                                         Large Cap
                                                                       Large Cap          Large Cap        Value        Small Cap
                                                                   Growth Portfolio    Core Portfolio    Portfolio   Core Portfolio
   Year ended June 30, 2005 .....................................
   Ordinary income ..............................................      $111,227           $431,649       $573,119      $       --
   Long-term capital gains ......................................            --                 --             --       4,641,650
                                                                       --------           --------       --------      ----------
    Total distributions .........................................      $111,227           $431,649       $573,119      $4,641,650
                                                                       ========           ========       ========      ==========

   Year ended June 30, 2004 .....................................
   Ordinary income ..............................................      $ 59,275           $646,662       $487,300      $       --
                                                                       --------           --------       --------      ----------
    Total distributions .........................................      $ 59,275           $646,662       $487,300      $       --
                                                                       ========           ========       ========      ==========

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================


   As of June 30, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                                                        Large Cap
                                                                     Large Cap          Large Cap         Value         Small Cap
                                                                 Growth Portfolio    Core Portfolio     Portfolio    Core Portfolio
   Undistributed ordinary income ..............................    $      6,556        $   346,426     $   252,971     $       --
   Undistributed long-term capital gains ......................              --                 --              --        262,417
   Capital loss carryforwards .................................     (91,398,136)        (5,630,183)     (9,581,899)            --
   Other temporary differences ................................              --               (975)           (975)          (975)
   Net unrealized appreciation of investments .................       1,704,802          1,220,763      11,383,104      8,953,930
                                                                   ------------        -----------     -----------     ----------
   Total accumulated earnings (deficit) .......................    $(89,686,778)       $(4,063,969)    $ 2,053,201     $9,215,372
                                                                   ============        ===========     ===========     ==========

   The differences between book basis and tax basis components of accumulated earnings (deficit) are primarily attributable to tax deferral of losses on wash sales.

   For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. Each Portfolio's capital loss carryforwards will expire as follows:

                                                                                                                          Large Cap
                                                                                        Large Cap         Large Cap         Value
                                                                                    Growth Portfolio    Core Portfolio    Portfolio
  6/30/2009.....................................................................       $ 3,894,914
  6/30/2010.....................................................................        50,705,900
  6/30/2011.....................................................................        28,793,300        $5,577,511     $2,279,508
  6/30/2012.....................................................................         8,004,022            52,672      7,302,391

   During the fiscal year ended June 30, 2005, the Large Cap Growth, Large Cap Core and Large Cap Value Portfolios utilized $941,916, $1,620,900, and $1,280,060, respectively, of capital loss carry forwards.

5. IN-KIND REDEMPTION. On September 29, 2004, the Large Cap Core Portfolio satisfied several redemption requests with a transfer of securities and cash totaling $36,630,746, resulting in a net realized gain of $2,233,237. For federal income tax purposes, the transfers were treated as tax-free exchanges and the Portfolio's basis in the transferred securities carried over to the redeeming shareholders. As a result, the Portfolio reclassified $2,233,237 from accumulated net realized gains to paid-in capital.

6. INVESTMENT SECURITIES. During the fiscal year ended June 30, 2005, purchases and sales of the Small Cap Core Portfolio in its underlying Series were as follows:

   Purchases .....................................................   $ 9,533,245
   Sales .........................................................    31,873,733


7. CONTRACTUAL OBLIGATIONS. The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios' maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================


8. SUBSEQUENT EVENTS. Effective July 1, 2005, each Portfolio's investment structure was changed from a master-feeder structure to a stand-alone mutual fund, whereby each Portfolio directly invests in securities. The restructuring was accomplished through redemption by each Portfolio of its investment in its corresponding Series, whereby the Series distributed to the Portfolio its pro rata portion of assets and liabilities in a tax-free, in-kind distribution. No change in the investment adviser, its services or fees occurred as a result of the restructuring, except as noted below.

   Effective July 1, 2005, RSMC will allocate the assets of the Small Cap Core Portfolio between two sub-advisers, CRM and Roxbury, the former advisers to the Small Cap Growth Series and Small Cap Value Series. As sub-adviser to the Small Cap Core Portfolio, each of CRM and Roxbury will be entitled to receive a sub-advisory fee at an annual rate of 0.75% and 1.00%, respectively, on the portion of the Portfolio's assets it manages. RSMC may also manage a portion of the assets itself rather than allocate to a sub-adviser.

   Effective July 1, 2005, the Board of Trustees approved the termination of CRM as investment adviser to the Large Cap Value Portfolio and then appointed RSMC as investment adviser pursuant to an Interim Advisory Agreement. The services and fees under the Interim Advisory Agreement are substantially identical to the previous advisory agreement.

   On July 27, 2005, shareholders of each of the Large Cap Growth Portfolio, Large Cap Value Portfolio and Small Cap Core Portfolio approved a new investment advisory agreement with RSMC. The new investment advisory agreement provides for increased advisory fees for each of these Portfolios. With respect to the Large Cap Growth and Large Cap Value Portfolios, the new investment advisory agreement provides for an increase in the annual advisory fee of 0.05% of average daily net assets. With respect to the Small Cap Core Portfolio, the new investment advisory agreement entitles RSMC to receive an advisory fee at the annual rate of 0.75% on the portion of the Portfolio's assets that RSMC directly manages.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of Wilmington Large Cap Growth Portfolio, Wilmington Large Cap Core Portfolio, Wilmington Large Cap Value Portfolio, and Wilmington Small Cap Core Portfolio (the "Portfolios") (each a series of WT Mutual Fund) as of June 30, 2005, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios at June 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                       Ernst & Young LLP

Philadelphia, Pennsylvania
August 12, 2005
                                       28

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 TAX INFORMATION (UNAUDITED)
================================================================================


For the fiscal year ended June 30, 2005 certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders 100% of their ordinary income distribution (dividend income plus short-term gains, if any) for the Large Cap Growth, Large Cap Core and Large Cap Value Portfolios qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

For corporate shareholders, 100% of the ordinary income distributions (dividend income plus short-term gains, if any) for the Large Cap Growth, Large Cap Core and Large Cap Value Portfolios qualify for the dividends-received deduction.

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Small Cap Core Portfolio paid capital gain distributions (from net long-term capital gains) during the fiscal year ended June 30, 2005 as follows:

                                                             Capital Gain   Capital Gain
                                                              Per Share     Distribution
                                                             ------------   ------------
        Small Cap Core Portfolio ........................       $0.72        $4,641,650


In January 2006, shareholders of the Portfolios will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2005, including any distributions paid between June 30, 2005 and December 31, 2005.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
 RESULTS OF SPECIAL SHAREHOLDERS MEETING (UNAUDITED)
================================================================================

A special meeting of shareholders of the Wilmington Large Cap Growth Portfolio (the "Portfolio") of WT Mutual Fund was held on March 23, 2005. The Portfolio's shareholders of record on February 11, 2005 were eligible to vote at the meeting. As of the record date the Portfolio had 4,241,106.11 shares issued and outstanding. At the meeting the shareholders voting approved a new investment advisory agreement between WT Investment Trust I, on behalf of the WT Large Cap Growth Series, and Rodney Square Management Corporation ("RSMC"). Voting for the proposal was as follows:

WILMINGTON LARGE CAP GROWTH PORTFOLIO

To approve a new investment sub-advisory agreement between WT Investment Trust 1, on behalf of the WT Large Cap Growth Series, and RSMC.

             Votes For     Votes Against      Votes Abstained
             ---------     -------------      ---------------
             2,538,052          830                 325


A special meeting of shareholders of the Wilmington Large Cap Growth Portfolio, Wilmington Large Cap Value Portfolio and Wilmington Small Cap Core Portfolio, (each a "Portfolio," and collectively, the "Portfolios") was held on June 29, 2005 and reconvened July 27, 2005.

All shareholders of record at the close of business on May 27, 2005 were entitled to attend or submit proxies. As of the record date the Portfolios had 4,072,131.806, 4,815,269.044 and 5,332,107.040, respectively. At the meeting the shareholders voting approved new investment advisory agreements between WT Mutual Fund (the "Trust") and Rodney Square Management Corporation. Voting for the proposals by each Portfolio was as follows:

WILMINGTON LARGE CAP GROWTH PORTFOLIO

To approve a new investment advisory agreement between the Trust and Rodney Square Management Corporation.

             Votes For     Votes Against    Votes Abstained
             ---------     -------------    ---------------
             3,671,503         1,065              325

WILMINGTON LARGE CAP VALUE PORTFOLIO

To approve a new investment advisory agreement between the Trust and Rodney Square Management Corporation.

             Votes For     Votes Against    Votes Abstained
             ---------     -------------    ---------------
             4,520,275           0                 0

WILMINGTON SMALL CAP CORE PORTFOLIO

To approve a new investment advisory agreement between the Trust and Rodney Square Management Corporation.

             Votes For     Votes Against    Votes Abstained
             ---------     -------------    ---------------
             5,036,564           0                 0

WT INVESTMENT TRUST I -- EQUITY SERIES
-------------------------------------
 ANNUAL REPORT / JUNE 30, 2005
================================================================================


          (The following pages should be read in conjunction with the
                       Portfolios' Financial Statements.)

WT INVESTMENT TRUST I -- EQUITY SERIES / WT LARGE CAP GROWTH SERIES
-------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005

 (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 99.5%
 CONSUMER DISCRETIONARY -- 15.9%
  CASINO & GAMING -- 0.5%
   International Game Technology.........................     3,700   $  104,155
   Wynn Resorts, Ltd.*...................................     2,100       99,267
                                                                      ----------
                                                                         203,422
                                                                      ----------
  GENERAL MERCHANDISE -- 0.4%
   Rent-A-Center, Inc.*..................................     7,900      183,991
                                                                      ----------
  HOMEBUILDING -- 4.9%
   D.R. Horton, Inc......................................    22,133      832,422
   M.D.C. Holdings, Inc..................................     8,597      707,103
   Toll Brothers, Inc.*..................................     4,900      497,595
                                                                      ----------
                                                                       2,037,120
                                                                      ----------
  HOTELS, RESTAURANTS, & LEISURE -- 1.1%
   Choice Hotels International, Inc......................     7,000      459,900
                                                                      ----------
  INTERNET & CATALOG RETAIL -- 0.3%
   eBay, Inc.*...........................................     3,900      128,739
                                                                      ----------
  MOVIES & ENTERTAINMENT -- 0.4%
   Time Warner, Inc......................................     9,900      165,429
                                                                      ----------
  RETAIL APPAREL -- 2.0%
   Urban Outfitters, Inc.*...............................    15,000      850,350
                                                                      ----------
  SPECIALTY RETAIL -- 6.3%
   7-Eleven, Inc.*.......................................    17,600      532,224
   Lowe's Cos., Inc......................................    23,600    1,373,992
   Pacific Sunwear of California, Inc.*..................    16,600      381,634
   The Home Depot, Inc...................................     4,600      178,940
   Wal-Mart Stores, Inc..................................     3,700      178,340
                                                                      ----------
                                                                       2,645,130
                                                                      ----------
  TOTAL CONSUMER DISCRETIONARY ....................................    6,674,081
                                                                      ----------
 CONSUMER STAPLES -- 3.8%
  BEVERAGES -- 0.6%
   The Coca-Cola Co......................................     6,000      250,500
                                                                      ----------
  HOUSEHOLD PRODUCTS -- 1.7%
   Kimberly-Clark Corp...................................    11,905      745,134
                                                                      ----------
  PERSONAL PRODUCTS -- 1.5%
   Avon Products, Inc....................................    16,320      617,712
                                                                      ----------
  TOTAL CONSUMER STAPLES ..........................................    1,613,346
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 ENERGY -- 5.9%
  ENERGY EQUIPMENT & SERVICES -- 0.3%
   Halliburton Co........................................     2,300   $  109,986
                                                                      ----------
  OIL & GAS EXPLORATION/PRODUCTION -- 5.6%
   Burlington Resources, Inc.............................    15,170      837,990
   Newfield Exploration Co.*.............................    17,830      711,239
   Pioneer Natural Resources Co..........................    19,195      807,726
                                                                      ----------
                                                                       2,356,955
                                                                      ----------
  TOTAL ENERGY ....................................................    2,466,941
                                                                      ----------
 FINANCIALS -- 9.7%
  CONSUMER FINANCE -- 2.5%
   H&R Block, Inc........................................    17,800    1,038,630
                                                                      ----------
  INSURANCE -- MULTI-LINE -- 0.5%
   American International Group, Inc.....................     3,700      214,970
                                                                      ----------
  INSURANCE -- PROPERTY/CASUALTY -- 0.9%
   The Progressive Corp..................................     4,000      395,240
                                                                      ----------
  REGIONAL BANKS -- 2.1%
   U.S. Bancorp..........................................    30,100      878,920
                                                                      ----------
  REITS -- RETAIL -- 1.8%
   Ventas, Inc...........................................    24,370      735,974
                                                                      ----------
  THRIFTS & MORTGAGE FINANCING -- 1.9%
   Fannie Mae............................................     3,015      176,076
   Freddie Mac...........................................     9,685      631,753
                                                                      ----------
                                                                         807,829
                                                                      ----------
  TOTAL FINANCIALS ................................................    4,071,563
                                                                      ----------
 HEALTHCARE -- 19.3%
  BIOTECHNOLOGY -- 0.9%
   Charles River Laboratories International, Inc.*.......     8,000      386,000
                                                                      ----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 4.4%
   Beckman Coulter, Inc..................................    14,550      924,944
   Boston Scientific Corp.*..............................    11,895      321,165
   PerkinElmer, Inc......................................    30,835      582,782
                                                                      ----------
                                                                       1,828,891
                                                                      ----------
  HEALTH CARE PROVIDERS & SERVICES -- 6.1%
   Community Health Systems, Inc.*.......................     5,400      204,066
   Express Scripts, Inc.*................................    22,000    1,099,559
   PacifiCare Health Systems, Inc.*......................     4,870      347,962
   UnitedHealth Group, Inc...............................     8,200      427,548
   Wellpoint, Inc*.......................................     6,600      459,624
                                                                      ----------
                                                                       2,538,759
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / WT LARGE CAP GROWTH SERIES
-------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 HEALTHCARE -- (continued)
  HEALTHCARE -- SERVICES -- 0.7%
   DaVita, Inc.*.........................................     6,300   $  286,524
                                                                      ----------
  PHARMACEUTICALS -- 7.2%
   Andrx Group*..........................................     6,500      132,015
   Caremark Rx, Inc.*....................................    22,200      988,344
   Eli Lilly & Co........................................     2,000      111,420
   Endo Pharmaceuticals Holdings, Inc.*..................     4,500      118,260
   Johnson & Johnson.....................................    16,700    1,085,500
   Pfizer, Inc...........................................    22,000      606,760
                                                                      ----------
                                                                       3,042,299
                                                                      ----------
  TOTAL HEALTHCARE ................................................    8,082,473
                                                                      ----------
 INDUSTRIALS -- 14.6%
  AEROSPACE & DEFENSE -- 2.2%
   L-3 Communications Holdings, Inc......................     2,100      160,818
   The Boeing Co.........................................    11,710      772,860
                                                                      ----------
                                                                         933,678
                                                                      ----------
  AIRLINES -- 0.4%
   Southwest Airlines Co.................................    12,800      178,304
                                                                      ----------
  BUILDING PRODUCTS -- 0.8%
   American Standard Companies, Inc......................     8,400      352,128
                                                                      ----------
  COMMERCIAL SERVICES & SUPPLIES -- 3.9%
   Cendant Corp..........................................    23,300      521,221
   Hughes Supply, Inc....................................    20,870      586,447
   MSC Industrial Direct Co., Inc. -- Class A............    10,360      349,650
   Stericycle, Inc.*.....................................     2,500      125,800
                                                                      ----------
                                                                       1,583,118
                                                                      ----------
  INDUSTRIAL CONGLOMERATES -- 2.9%
   3M Co.................................................    17,010    1,229,823
                                                                      ----------
  MACHINERY -- 2.7%
   Briggs & Stratton Corp................................     9,220      319,196
   ITT Industries, Inc...................................     8,135      794,220
                                                                      ----------
                                                                       1,113,416
                                                                      ----------
  SERVICES - OFFICE/SUPPLIES -- 1.3%
   Xerox Corp.*..........................................    40,500      558,495
                                                                      ----------
  TRUCKING -- 0.4%
   CNF, Inc..............................................     3,500      157,150
                                                                      ----------
  TOTAL INDUSTRIALS ...............................................    6,106,112
                                                                      ----------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 INFORMATION TECHNOLOGY -- 20.5%
  APPLICATION SOFTWARE -- 1.0%
   Autodesk, Inc.*.......................................    11,800   $  405,566
                                                                      ----------
  COMMUNICATIONS EQUIPMENT -- 4.6%
   Cisco Systems, Inc.*..................................    46,000      879,060
   Motorola, Inc.........................................    57,070    1,042,098
                                                                      ----------
                                                                       1,921,158
                                                                      ----------
  COMPUTER HARDWARE -- 2.5%
   Apple Computer, Inc.*.................................    11,200      412,272
   Dell, Inc.*...........................................     6,700      264,717
   International Business Machines Corp..................     4,800      356,160
                                                                      ----------
                                                                       1,033,149
                                                                      ----------
  SEMICONDUCTORS & SEMI EQUIPMENT -- 3.0%
   Intel Corp............................................    21,535      561,202
   National Semiconductor Corp...........................    31,690      698,131
                                                                      ----------
                                                                       1,259,333
                                                                      ----------
  SOFTWARE -- 9.4%
   Activision, Inc.*.....................................    62,266    1,028,634
   Electronic Arts, Inc.*................................    11,600      656,676
   Microsoft Corp........................................    92,135    2,288,633
                                                                      ----------
                                                                       3,973,943
                                                                      ----------
  TOTAL INFORMATION TECHNOLOGY ....................................    8,593,149
                                                                      ----------
 MANUFACTURING -- 1.1%
  BUILDING -- RESIDENTIAL/COMMERCIAL -- 0.2%
   Hovnanian Enterprises, Inc. --
    Class A*.............................................     1,600      104,320
                                                                      ----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 0.9%
   KLA-Tencor Corp.......................................     8,200      358,340
                                                                      ----------
  TOTAL MANUFACTURING .............................................      462,660
                                                                      ----------
 MATERIALS -- 4.6%
  CHEMICALS -- 0.8%
   Dow Chemical Co.......................................     7,260      323,288
                                                                      ----------
  METALS & MINING -- 3.8%
   Arch Coal, Inc........................................    15,645      852,183
   Consol Energy, Inc....................................    14,005      750,388
                                                                      ----------
                                                                       1,602,571
                                                                      ----------
  TOTAL MATERIALS .................................................    1,925,859
                                                                      ----------
 REAL ESTATE -- 0.3%
   The Saint Joe Company.................................     1,300      106,002
                                                                      ----------
  TOTAL REAL ESTATE ...............................................      106,002
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / WT LARGE CAP GROWTH SERIES
-------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================


                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
 RETAIL & MERCHANDISING -- 0.3%
   Walgreen Co..........................................     2,900   $   133,371
                                                                     -----------
  TOTAL RETAIL & MERCHANDISING ...................................       133,371
                                                                     -----------
 TELECOMMUNICATION SERVICES -- 1.1%
  INTEGRATED TELECOM SERVICES -- 0.5%
   Sprint FON Group.....................................     7,865       197,333
                                                                     -----------
  WIRELESS TELECOMM SERVICES -- 0.6%
   NII Holdings, Inc.*..................................     4,200       268,548
                                                                     -----------
  TOTAL TELECOMMUNICATION SERVICES ...............................       465,881
                                                                     -----------
 UTILITIES -- 2.0%
  MULTI - UTILITIES & UNREGULATED POWER -- 2.0%
   AES Corp.*...........................................    52,400       858,312
                                                                     -----------
  TOTAL UTILITIES ................................................       858,312
                                                                     -----------
 WHOLESALE & RETAIL TRADE -- 0.4%
  WHOLESALE-DRUGS -- 0.4%
   AmerisourceBergen Corp...............................     2,600       179,790
                                                                     -----------
  TOTAL WHOLESALE & RETAIL TRADE .................................       179,790
                                                                     -----------
  TOTAL COMMON STOCK
   (Cost $39,822,826) ............................................    41,739,540
                                                                     -----------


                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
SHORT-TERM INVESTMENTS -- 0.5%
   BlackRock Liquidity Funds TempCash Portfolio --
    Institutional Series................................    96,585   $    96,585
   BlackRock Liquidity Funds TempFund Portfolio --
    Institutional Series................................    96,586        96,586
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $193,171) ...............................................       193,171
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
 (Cost $40,015,997) + ............................................   $41,932,711
                                                                     ===========

---------------
*  Non-income producing security.
+ The cost for federal income tax purposes was $40,227,880. At June 30, 2005, net unrealized appreciation was $1,704,831. This consisted of aggregate gross unrealized appreciation for all securities, in which there was as excess of market value over tax cost, of $2,968,950 and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $1,264,119.













    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005

 (Showing Percentage of Total Investments)
================================================================================


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 98.3%
 CHEMICALS -- 0.8%
   Cabot Corp............................................     6,300   $  207,900
                                                                      ----------
  TOTAL CHEMICALS .................................................      207,900
                                                                      ----------
 CONSUMER DISCRETIONARY -- 16.1%
  GENERAL MERCHANDISE -- 1.4%
   Rent-A-Center, Inc.*..................................    16,500      384,285
                                                                      ----------
  HOMEBUILDING -- 3.2%
   D.R. Horton, Inc......................................    11,066      416,192
   M.D.C. Holdings, Inc..................................     4,130      339,693
   Toll Brothers, Inc.*..................................     1,200      121,860
                                                                      ----------
                                                                         877,745
                                                                      ----------
  HOTELS, RESTAURANTS, & LEISURE -- 0.3%
   Choice Hotels International, Inc......................     1,200       78,840
                                                                      ----------
  MOVIES & ENTERTAINMENT -- 5.2%
   Comcast Corp. -- Class A*.............................    20,500      629,350
   The Walt Disney Co....................................     5,300      133,454
   Time Warner, Inc......................................    26,100      436,131
   Viacom, Inc. -- Class B...............................     5,668      181,489
                                                                      ----------
                                                                       1,380,424
                                                                      ----------
  RETAIL APPAREL -- 1.1%
   Urban Outfitters, Inc.*...............................     5,400      306,126
                                                                      ----------
  SPECIALTY RETAIL -- 3.4%
   7-Eleven, Inc.*.......................................     6,300      190,512
   Lowe's Cos., Inc......................................     7,000      407,540
   The Home Depot, Inc...................................     8,243      320,653
                                                                      ----------
                                                                         918,705
                                                                      ----------
  SPECIALTY STORES -- 1.5%
   Federated Department Stores, Inc.*....................     3,200      234,496
   Sears Holdings Corp.*.................................     1,100      164,857
                                                                      ----------
                                                                         399,353
                                                                      ----------
  TOTAL CONSUMER DISCRETIONARY ....................................    4,345,478
                                                                      ----------
 CONSUMER STAPLES -- 8.0%
  BEVERAGES -- 0.4%
   The Coca-Cola Co......................................     2,600      108,550
                                                                      ----------
  HOUSEHOLD PRODUCTS -- 1.4%
   Kimberly-Clark Corp...................................     6,200      388,058
                                                                      ----------
  PACKAGED FOODS/MEATS -- 3.6%
   Hormel Foods Corp.....................................    16,300      478,079
   Pilgrim's Pride Corp..................................    10,700      365,191
   Smithfield Foods, Inc.*...............................     4,200      114,534
                                                                      ----------
                                                                         957,804
                                                                      ----------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  PERSONAL PRODUCTS -- 2.6%
   Altria Group, Inc.....................................     2,300   $  148,718
   Avon Products, Inc....................................    11,500      435,275
   UST, Inc..............................................     2,400      109,584
                                                                      ----------
                                                                         693,577
                                                                      ----------
  TOTAL CONSUMER STAPLES ..........................................    2,147,989
                                                                      ----------
 ENERGY -- 13.4%
  ENERGY EQUIPMENT & SERVICES -- 1.0%
   CMS Energy Corp.*.....................................     4,000       60,240
   Halliburton Co........................................     2,600      124,332
   TXU Corp..............................................     1,100       91,399
                                                                      ----------
                                                                         275,971
                                                                      ----------
  OIL & GAS EQUIPMENT/SERVICES -- 0.8%
   Valero Energy Corp....................................     2,700      213,597
                                                                      ----------
  OIL & GAS EXPLORATION/PRODUCTION -- 11.6%
   Amerada Hess Corp.(a).................................     2,700      287,577
   Chesapeake Energy Corp.(a)............................    10,500      239,400
   ChevronTexaco Corp.(a)................................     8,900      497,688
   ConocoPhillips........................................    11,136      640,208
   Exxon Mobil Corp......................................    10,574      607,688
   Kerr-McGee Corp.......................................       929       70,892
   Marathon Oil Corp.....................................     2,700      144,099
   Newfield Exploration Co.*.............................     2,500       99,725
   Occidental Petroleum Corp.............................     7,000      538,510
                                                                      ----------
                                                                       3,125,787
                                                                      ----------
  TOTAL ENERGY ....................................................    3,615,355
                                                                      ----------
 FINANCIALS -- 20.1%
  CAPITAL MARKETS -- 3.4%
   Citigroup, Inc........................................     9,905      457,908
   J.P. Morgan Chase & Co................................    12,900      455,628
                                                                      ----------
                                                                         913,536
                                                                      ----------
  COMMERCIAL BANKS -- 0.4%
   CIT Group, Inc........................................     2,600      111,722
                                                                      ----------
  CONSUMER FINANCE -- 4.2%
   AmeriCredit Corp.*....................................     4,800      122,400
   H&R Block, Inc........................................     8,300      484,305
   MBIA, Inc.............................................     7,400      438,894
   WFS Financial, Inc.*..................................     2,000      101,420
                                                                      ----------
                                                                       1,147,019
                                                                      ----------
  INSURANCE -- MULTI-LINE -- 3.4%
   Loews Corp............................................     7,000      542,500
   The Hartford Financial Services Group, Inc............     5,100      381,378
                                                                      ----------
                                                                         923,878
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 FINANCIALS -- (continued)
  INSURANCE -- PROPERTY/CASUALTY -- 3.3%
   The Allstate Corp.....................................     4,300   $  256,925
   The Progressive Corp..................................     4,700      464,407
   The St. Paul Travelers Cos., Inc......................     4,300      169,979
                                                                      ----------
                                                                         891,311
                                                                      ----------
  REGIONAL BANKS -- 4.5%
   Bank of America Corp..................................    10,902      497,240
   National City Corp....................................     4,600      156,952
   U.S. Bancorp..........................................    16,200      473,040
   Wells Fargo & Co......................................     1,100       67,738
                                                                      ----------
                                                                       1,194,970
                                                                      ----------
  REITS -- RETAIL -- 0.4%
   ProLogis..............................................     2,400       96,576
                                                                      ----------
  THRIFTS & MORTGAGE FINANCING -- 0.5%
   Freddie Mac...........................................     2,142      139,723
                                                                      ----------
  TOTAL FINANCIALS ................................................    5,418,735
                                                                      ----------
 HEALTHCARE -- 8.4%
  HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
   Beckman Coulter, Inc..................................     1,300       82,641
   Boston Scientific Corp.*..............................     3,000       81,000
                                                                      ----------
                                                                         163,641
                                                                      ----------
  HEALTH CARE PROVIDERS & SERVICES -- 2.2%
   Express Scripts, Inc.*................................     3,000      149,940
   UnitedHealth Group, Inc...............................     6,200      323,268
   WellPoint, Inc.*......................................     1,900      132,316
                                                                      ----------
                                                                         605,524
                                                                      ----------
  HEALTHCARE -- FACILITY -- 0.4%
   HCA, Inc..............................................     1,700       96,339
                                                                      ----------
  HEALTHCARE -- SERVICES -- 0.7%
   DaVita, Inc.*.........................................     4,400      200,112
                                                                      ----------
  PHARMACEUTICALS -- 4.5%
   American Pharmaceutical Partners, Inc.*...............     1,800       74,250
   Caremark Rx, Inc.*....................................     7,300      324,996
   Endo Pharmaceuticals Holdings, Inc.*..................     8,900      233,892
   Johnson & Johnson.....................................     1,400       91,000
   Pfizer, Inc...........................................    17,829      491,724
                                                                      ----------
                                                                       1,215,862
                                                                      ----------
  TOTAL HEALTHCARE ................................................    2,281,478
                                                                      ----------


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 INDUSTRIALS -- 11.0%
  AEROSPACE & DEFENSE -- 3.9%
   General Dynamics Corp.................................     1,800   $  197,172
   Honeywell International, Inc..........................    13,000      476,190
   Northrop Grumman Corp.................................     4,000      221,000
   United Technologies Corp..............................     3,532      181,368
                                                                      ----------
                                                                       1,075,730
                                                                      ----------
  BUILDING PRODUCTS -- 0.8%
   American Standard Companies, Inc......................     1,900       79,648
   Lafarge North America, Inc............................     2,100      131,124
                                                                      ----------
                                                                         210,772
                                                                      ----------
  COMMERCIAL SERVICES & SUPPLIES -- 0.8%
   Cendant Corp..........................................     4,500      100,665
   Hughes Supply, Inc....................................     3,800      106,780
                                                                      ----------
                                                                         207,445
                                                                      ----------
  INDUSTRIAL CONGLOMERATES -- 2.5%
   3M Co.................................................     5,600      404,880
   General Electric Co...................................     7,985      276,680
                                                                      ----------
                                                                         681,560
                                                                      ----------
  MACHINERY -- 1.6%
   Deere & Co............................................     6,700      438,783
                                                                      ----------
  RAIL & ROAD -- 0.4%
   Yellow Corp.*.........................................     2,300      116,840
                                                                      ----------
  SERVICES -- OFFICE/SUPPLIES -- 0.7%
   Xerox Corp.*..........................................    12,900      177,891
                                                                      ----------
  TRANSPORT INFRASTRUCTURE -- 0.3%
   Burlington Northern Santa Fe Corp.....................     1,500       70,620
                                                                      ----------
  TOTAL INDUSTRIALS ...............................................    2,979,641
                                                                      ----------
 INFORMATION TECHNOLOGY -- 11.6%
  APPLICATION SOFTWARE -- 0.3%
   Autodesk, Inc.(a).....................................     2,600       89,362
                                                                      ----------
  COMMUNICATIONS EQUIPMENT -- 2.7%
   Motorola, Inc.........................................    14,086      257,210
   Verizon Communications, Inc...........................    13,300      459,515
                                                                      ----------
                                                                         716,725
                                                                      ----------
  COMPUTERS & PERIPHERALS -- 2.1%
   Apple Computer, Inc.*(a)..............................     2,600       95,706
   Hewlett-Packard Co.(a)................................     8,925      209,827
   International Business Machines Corp..................     3,600      267,120
                                                                      ----------
                                                                         572,653
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 INFORMATION TECHNOLOGY -- (continued)
  IT SERVICES -- 0.4%
   EMC Corp.*............................................     7,500   $  102,825
                                                                      ----------
  SEMICONDUCTORS & SEMI EQUIPMENT -- 2.1%
   Intel Corp.(a)........................................    16,317      425,221
   National Semiconductor Corp...........................     7,000      154,210
                                                                      ----------
                                                                         579,431
                                                                      ----------
  SOFTWARE -- 4.0%
   Activision, Inc.*.....................................    29,600      488,993
   Electronic Arts, Inc.*................................     1,900      107,559
   Microsoft Corp........................................    18,697      464,433
                                                                      ----------
                                                                       1,060,985
                                                                      ----------
  TOTAL INFORMATION TECHNOLOGY ....................................    3,121,981
                                                                      ----------
 MATERIALS -- 5.4%
  CONTAINERS & PACKAGING -- 0.5%
   Owens-Illinois, Inc.*.................................     5,300      132,765
                                                                      ----------
  METALS & MINING -- 4.9%
   Arch Coal, Inc........................................    10,900      593,723
   Consol Energy, Inc....................................    12,100      648,318
   Massey Energy Co......................................     2,300       86,756
                                                                      ----------
                                                                       1,328,797
                                                                      ----------
  TOTAL MATERIALS .................................................    1,461,562
                                                                      ----------
 TELECOMMUNICATION SERVICES -- 0.7%
  INTEGRATED TELECOM SERVICES -- 0.3%
   NTL, Inc.*............................................     1,500      102,630
                                                                      ----------
  WIRELESS TELECOM SERVICES -- 0.4%
   NII Holdings, Inc.*...................................     1,500       95,910
                                                                      ----------
  TOTAL TELECOMMUNICATION SERVICES ................................      198,540
                                                                      ----------

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 UTILITIES -- 2.8%
  MULTI -- UTILITIES & UNREGULATED POWER -- 2.8%
   AES Corp.*..........................................     18,800   $   307,944
   American Electric Power Co., Inc....................      3,400       125,358
   PG&E Corp...........................................      6,500       244,010
   Westar Energy, Inc..................................      3,700        88,911
                                                                     -----------
                                                                         766,223
                                                                     -----------
  TOTAL UTILITIES ................................................       766,223
                                                                     -----------
  TOTAL COMMON STOCK
   (Cost $24,873,836) ............................................    26,544,882
                                                                     -----------
SHORT-TERM INVESTMENTS -- 1.7%
   BlackRock Liquidity Funds TempCash Portfolio --
    Institutional Series...............................    232,396       232,396
   BlackRock Liquidity Funds TempFund Portfolio --
    Institutional Series...............................    232,395       232,395
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $464,791) ...............................................       464,791
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $25,338,627)+(1)..........................................   $27,009,673
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================

                                                            Principal     Value
                                                             Amount     (Note 2)
                                                            ---------   --------
SHORT-TERM INVESTMENTS
  HELD AS COLLATERAL FOR
  LOANED SECURITIES
 ASSET-BACKED COMMERCIAL PAPER
   Victory Receivables Corp.,
    3.31%, 07/27/05.....................................    $ 58,060    $ 58,060
                                                                        --------
  TOTAL ASSET-BACKED COMMERCIAL PAPER ...............................     58,060
                                                                        --------
 FLOATING RATE CERTIFICATES OF DEPOSIT
   Banco Santander,
    3.19%, 07/13/05.....................................     468,520     468,520
                                                                        --------
  TOTAL FLOATING RATE CERTIFICATES OF DEPOSIT .......................    468,520
                                                                        --------
 FLOATING RATE COMMERCIAL PAPER
   Morgan Stanley,
    3.52%, 07/01/05.....................................      93,341      93,341
                                                                        --------
  TOTAL FLOATING RATE COMMERCIAL PAPER ..............................     93,341
                                                                        --------
 FLOATING RATE NOTES
   Goldman Sachs,
    3.52%, 07/01/05.....................................     209,679     209,679
   Natexis Banques Populaireas,
    3.49%, 07/01/05.....................................     385,072     385,072
   Sedna Finance Corp.,
    3.19%, 07/15/05.....................................     229,764     229,764
                                                                        --------
  TOTAL FLOATING RATE NOTES .........................................    824,515
                                                                        --------


                                                        Principal        Value
                                                      Amount/Shares    (Note 2)
                                                      -------------   ----------
 INSTITUTIONAL MONEY MARKET TRUST
   BlackRock Institutional Money Market Trust.....        93,936      $   93,936
                                                                      ----------
  TOTAL INSTITUTIONAL MONEY MARKET TRUST ..........................       93,936
                                                                      ----------
 MASTER NOTES
   Bank of America USA,
    3.52%, 07/01/05...............................        26,876          26,876
   Merrill Lynch & Co., Inc.,
    3.54%, 07/01/05...............................       101,532         101,532
                                                                      ----------
  TOTAL MASTER NOTES ..............................................      128,408
                                                                      ----------
 TIME DEPOSITS
   Credit Suisse First Boston
    USA, 3.38%, 07/01/05..........................        74,656          74,656
   Societe Generale,
    3.38%, 07/01/05...............................       105,175         105,175
                                                                      ----------
  TOTAL TIME DEPOSITS .............................................      179,831
                                                                      ----------
  TOTAL SHORT-TERM INVESTMENTS HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (COST $1,846,611)+(2)...........................................   $1,846,611
                                                                      ==========

---------------
*   Non-income producing security.
(a) Security partially or fully on loan. (see Note 4)
+ The cost for Federal income tax purposes was $27,630,272. At June 30, 2005, net unrealized appreciation was $1,226,012 This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,904,561 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $678,549.
(1) At June 30, 2005, the market value of securities on loan for the Large Cap Core Series was $1,772,370.
(2) The investments held as collateral on loaned securities represents 6.8% of the market value of the Large Cap Core Series. The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP VALUE SERIES
--------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005
 (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
COMMON STOCK -- 95.7%
 AEROSPACE & DEFENSE -- 4.2%
   Raytheon Co..........................................     47,500   $1,858,200
   The Boeing Co. (a)...................................     17,100    1,128,600
                                                                      ----------
  TOTAL AEROSPACE & DEFENSE .......................................    2,986,800
                                                                      ----------
 COMPUTER SERVICES -- 6.3%
   Microsoft Corp.......................................     94,800    2,354,832
   Oracle Corp.*........................................    158,600    2,093,520
                                                                      ----------
  TOTAL COMPUTER SERVICES .........................................    4,448,352
                                                                      ----------
 CONSUMER PRODUCTS -- 2.5%
   Colgate-Palmolive Co.................................     35,600    1,776,796
                                                                      ----------
  TOTAL CONSUMER PRODUCTS .........................................    1,776,796
                                                                      ----------
 ELECTRIC, GAS, WATER, & UTILITIES -- 3.0%
   PPL Corp.............................................     36,300    2,155,494
                                                                      ----------
  TOTAL ELECTRIC, GAS, WATER, & UTILITIES .........................    2,155,494
                                                                      ----------
 ENTERTAINMENT & LEISURE -- 3.2%
   The Walt Disney Co...................................     89,200    2,246,056
                                                                      ----------
  TOTAL ENTERTAINMENT & LEISURE ...................................    2,246,056
                                                                      ----------
 FINANCE & INSURANCE -- 22.2%
  FINANCIAL SERVICES -- 8.4%
   Citigroup, Inc.......................................     51,400    2,376,222
   JP Morgan Chase & Co.................................     40,000    1,412,800
   U.S. Bancorp.........................................     75,000    2,190,000
                                                                      ----------
                                                                       5,979,022
                                                                      ----------
  INSURANCE -- 2.5%
   Ambac Financial Group, Inc...........................     26,000    1,813,760
                                                                      ----------
  INSURANCE CARRIERS -- 8.7%
   American International Group, Inc....................     24,650    1,432,165
   Chubb Corp. (a)......................................     17,000    1,455,370
   Everest Re Group, Ltd. (a)...........................     15,800    1,469,400
   Lincoln National Corp................................     39,400    1,848,648
                                                                      ----------
                                                                       6,205,583
                                                                      ----------
  SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 2.6%
   Washington Mutual, Inc. (a)..........................     45,000    1,831,050
                                                                      ----------
  TOTAL FINANCE & INSURANCE .......................................   15,829,415
                                                                      ----------

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
 HEALTHCARE -- 1.5%
   Wellpoint, Inc*......................................    15,600   $ 1,086,384
                                                                     -----------
  TOTAL HEALTHCARE ...............................................     1,086,384
                                                                     -----------
 MANUFACTURING -- 21.9%
  CHEMICAL & ALLIED PRODUCTS -- 2.3%
   Dow Chemical Co......................................    36,200     1,611,986
                                                                     -----------
  COMPUTERS & OFFICE EQUIPMENT -- 4.5%
   Hewlett-Packard Co. (a)..............................    76,900     1,807,919
   International Business Machines Corp.................    18,700     1,387,540
                                                                     -----------
                                                                       3,195,459
                                                                     -----------
  DIVERSIFIED MANUFACTURING INDUSTRIES -- 2.8%
   Tyco International Ltd...............................    67,000     1,956,400
                                                                     -----------
  FOOD & BEVERAGE -- 3.1%
   Sysco Corp...........................................    61,100     2,211,209
                                                                     -----------
  MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 6.2%
   Emerson Electric Co..................................    27,800     1,741,114
   General Electric Co..................................    79,600     2,758,140
                                                                     -----------
                                                                       4,499,254
                                                                     -----------
  PHARMACEUTICAL PREPARATIONS -- 3.0%
   Abbott Laboratories..................................    43,200     2,117,232
                                                                     -----------
  TOTAL MANUFACTURING ............................................    15,591,540
                                                                     -----------
 OIL & GAS -- 10.3%
   ChevronTexaco Corp. (a)..............................    36,400     2,035,488
   Exxon Mobil Corp.....................................    45,900     2,637,873
   Halliburton Co. (a)..................................    54,700     2,615,754
                                                                     -----------
  TOTAL OIL & GAS ................................................     7,289,115
                                                                     -----------
 SERVICES -- 5.7%
  BUSINESS SERVICES -- 2.5%
   Automatic Data Processing, Inc.......................    42,100     1,766,937
                                                                     -----------
  TELECOMMUNICATIONS SERVICES -- 3.2%
   BellSouth Corp. (a)..................................    84,800     2,253,136
                                                                     -----------
  TOTAL SERVICES .................................................     4,020,073
                                                                     -----------
 TRANSPORTATION -- 3.5%
  RAILROADS -- 3.5%
   CSX Corp.............................................    32,700     1,394,982
   Norfolk Southern Corp................................    34,700     1,074,312
                                                                     -----------
                                                                       2,469,294
                                                                     -----------
  TOTAL TRANSPORTATION ...........................................     2,469,294
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP VALUE SERIES
---------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================


                                                                        Value
                                                          Shares       (Note 2)
                                                         ---------   -----------
 WHOLESALE & RETAIL TRADE -- 11.4%
  RETAIL BUILDING MATERIALS -- 2.6%
   Home Depot, Inc...................................       47,300   $ 1,839,970
                                                                     -----------
  RETAIL DEPARTMENT STORES -- 6.2%
   Kohl's Corp.*.....................................       47,800     2,672,498
   Target Corp.......................................       31,100     1,692,151
                                                                     -----------
                                                                       4,364,649
                                                                     -----------
  WHOLESALE -- MACHINERY EQUIPMENT -- 2.6%
   W.W. Grainger, Inc................................       34,000     1,862,860
                                                                     -----------
  TOTAL WHOLESALE & RETAIL TRADE .................................     8,067,479
                                                                     -----------
  TOTAL COMMON STOCK
   (Cost $53,790,163) ............................................    67,966,798
                                                                     -----------
SHORT-TERM INVESTMENTS -- 4.3%
   BlackRock Liquidity Funds
    TempCash Portfolio --
    Institutional Series ............................    1,528,581     1,528,581
   BlackRock Liquidity Funds
    TempFund Portfolio --
    Institutional Series ............................    1,528,581     1,528,581
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $3,057,162) ..............................................     3,057,162
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $56,847,325)+(1)..........................................   $71,023,960
                                                                     ===========


                                                       Principal
                                                     Amount/Shares      Value
                                                     -------------     (Note 2)
                                                                     -----------
SHORT-TERM INVESTMENTS
 HELD AS COLLATERAL FOR
 LOANED SECURITIES
 FLOATING RATE CERTIFICATES OF DEPOSIT
   Banco Santander,
    3.19%, 07/13/05..............................     $2,752,942     $ 2,752,942
  TOTAL FLOATING RATE
   CERTIFICATES OF DEPOSIT .......................................     2,752,942
                                                                     -----------
 FLOATING RATE COMMERCIAL PAPER
   Morgan Stanley, 3.52%, 07/01/05...............        186,710         186,710
                                                                     -----------
  TOTAL FLOATING RATE COMMERCIAL PAPER ...........................       186,710
                                                                     -----------
 FLOATING RATE NOTES
   Goldman Sachs, 3.52%, 07/01/05................      1,911,919       1,911,919
   Sedna Finance Corp.,
    3.19%, 07/15/05..............................      1,324,336       1,324,336
                                                                     -----------
  TOTAL FLOATING RATE NOTES                                            3,236,255
                                                                     -----------
 INSTITUTIONAL MONEY MARKET TRUST
   BlackRock Institutional Money Market Trust....      1,594,008       1,594,008
                                                                     -----------
  TOTAL INSTITUTIONAL MONEY MARKET TRUST                               1,594,008
                                                                     -----------
 MASTER NOTES
   Bank of America Variable Rate, 3.52%, 07/01/05        456,065         456,065
   Merrill Lynch & Co., Inc. Variable Rate,
    3.54%, 07/01/05..............................      1,722,914       1,722,914
                                                                     -----------
  TOTAL MASTER NOTES  ............................................     2,178,979
                                                                     -----------
  TIME DEPOSITS
   Credit Suisse First Boston,
    3.38%, 07/01/05..............................      1,266,849       1,266,849
   Societe Generale,
    3.38%, 07/01/05..............................        542,230         542,230
                                                                     -----------
  TOTAL TIME DEPOSITS ............................................     1,809,079
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (COST $11,757,973)+(2).........................................   $11,757,973
                                                                     ===========

---------------
*   Non-income producing security.
(a) Security partially or fully on loan. (see Note 4)
+ The cost for Federal income tax purposes was $68,645,156. At June 30, 2005, net unrealized appreciation was $14,136,777. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $13,482,403 and aggregate gross unrealized depreciation for all securities for which there was and excess of tax cost over market value of $654,374.
(1) At June 30, 2005, the market value of securities on loan for Large Cap Value Series was $11,349,099.
(2) The investments held as collateral on loaned securities represents 16.6% of the market value of the Large Cap Value Series. The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP GROWTH SERIES
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005

 (Showing Percentage of Total Investments)
================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
COMMON STOCK -- 96.8%
 CONSUMER DISCRETIONARY -- 14.4%
  BROADCASTING & CABLE -- 1.5%
   Radio One, Inc. -- Class D*.........................    189,795   $ 2,423,682
                                                                     -----------
  HOTELS, RESTAURANTS, & LEISURE -- 1.0%
   Ruby Tuesday, Inc...................................     62,740     1,624,966
                                                                     -----------
  HOUSEHOLD DURABLES -- 4.2%
   Champion Enterprises, Inc.*.........................    193,955     1,927,913
   Standard Pacific Corp...............................     32,240     2,835,507
   Tempur-Pedic International, Inc.*...................     78,975     1,751,666
                                                                     -----------
                                                                       6,515,086
                                                                     -----------
  INTERNET & CATALOG RETAIL -- 0.7%
   Blue Nile, Inc.*....................................     33,475     1,094,298
                                                                     -----------
  MOVIES & ENTERTAINMENT -- 1.1%
   Imax Corp.*.........................................    173,215     1,721,757
                                                                     -----------
  SPECIALTY RETAIL -- 5.9%
   Coast Plus, Inc.*...................................     94,570     2,358,576
   Herbalife, Ltd.*....................................     73,995     1,599,032
   Hot Topic, Inc.*....................................     54,700     1,045,864
   The Dress Barn, Inc.*...............................     81,010     1,833,256
   The Finish Line, Inc. -- Class A....................    120,485     2,279,576
                                                                     -----------
                                                                       9,116,304
                                                                     -----------
  TOTAL CONSUMER DISCRETIONARY ...................................    20,496,093
                                                                     -----------
 CONSUMER STAPLES -- 0.8%
  FOOD DISTRIBUTORS -- 0.8%
   Provide Commerce*...................................     56,000     1,209,040
                                                                     -----------
  TOTAL CONSUMER STAPLES .........................................     1,209,040
                                                                     -----------
 ENERGY -- 6.2%
  ENERGY EQUIPMENT & SERVICES -- 4.4%
   Tidewater, Inc......................................     40,420     1,540,810
   Todco -- Class A*...................................     57,855     1,485,138
   Unit Corp.*.........................................     53,115     2,337,591
   Universal Compression Holdings, Inc.*...............     40,550     1,469,532
                                                                     -----------
                                                                       6,833,071
                                                                     -----------
  OIL & GAS -- 1.8%
   Goodrich Petroleum Corp.*...........................     61,550     1,266,699
   Range Resources Corp................................     58,790     1,581,451
                                                                     -----------
                                                                       2,848,150
                                                                     -----------
  TOTAL ENERGY ...................................................     9,681,221
                                                                     -----------


                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 FINANCIALS -- 7.7%
  CAPITAL MARKETS -- 1.7%
   Affiliated Managers Group, Inc.*....................     39,840   $ 2,722,267
                                                                     -----------
  INSURANCE -- 0.6%
   Universal American Financial Corp.*.................     41,530       939,409
                                                                     -----------
  REITS - RETAIL -- 2.8%
   Alexandria Real Estate Equities, Inc................     31,940     2,345,993
   Trammell Crow Co.*..................................     81,090     1,965,622
                                                                     -----------
                                                                       4,311,615
                                                                     -----------
  THRIFTS & MORTGAGE FINANCING -- 2.6%
   NewAlliance Bancshares, Inc.*.......................    119,425     1,677,921
   Sterling Financial Corp.*...........................     64,740     2,421,276
                                                                     -----------
                                                                       4,099,197
                                                                     -----------
  TOTAL FINANCIALS ...............................................    12,072,488
                                                                     -----------
 HEALTHCARE -- 18.7%
  BIOTECHNOLOGY -- 5.5%
   Digene Corp.*.......................................     59,215     1,639,071
   DOV Pharmaceutical, Inc.*...........................     62,680     1,169,609
   Neurocrine Biosciences, Inc.*.......................     71,680     3,014,861
   Vaxgen, Inc.*.......................................    113,240     1,228,654
   Vicuron Pharmaceuticals, Inc.*......................     52,245     1,513,436
                                                                     -----------
                                                                       8,565,631
                                                                     -----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 4.9%
   Advanced Neuromodulation
    Systems, Inc.* ....................................     43,445     1,723,898
   Animas, Corp.*......................................     67,000     1,350,050
   Gen-Probe Inc.*.....................................     56,700     2,054,241
   Intermagnetics General Corp.*.......................     24,815       763,309
   SonoSite, Inc.*.....................................     59,257     1,839,337
                                                                     -----------
                                                                       7,730,835
                                                                     -----------
  HEALTH CARE PROVIDERS & SERVICE -- 6.3%
   Amedisys, Inc.*.....................................     74,170     2,727,973
   Henry Schein, Inc.*.................................     56,630     2,351,278
   Symbion, Inc.*......................................     88,000     2,098,800
   United Surgical Partners International, Inc.*.......     53,530     2,787,842
                                                                     -----------
                                                                       9,965,893
                                                                     -----------
  PHARMACEUTICALS -- 2.0%
   Cardiome Pharma Corp.*..............................     83,460       441,503
   Connetics Corp.*....................................     53,560       944,798
   The Medicines Co.*..................................     71,455     1,671,332
                                                                     -----------
                                                                       3,057,633
                                                                     -----------
  TOTAL HEALTHCARE ...............................................    29,319,992
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP GROWTH SERIES
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 INDUSTRIALS -- 17.4%
  AEROSPACE & DEFENSE -- 1.5%
   Armor Holdings, Inc.................................     59,985   $ 2,376,006
                                                                     -----------
  COMMERCIAL SERVICES & SUPPLIES -- 3.4%
   Corrections Corp. of America*.......................     26,750     1,049,938
   Laureate Education, Inc.*...........................     71,720     3,432,518
   Navigant Consulting, Inc.*..........................     51,790       914,611
                                                                     -----------
                                                                       5,397,067
                                                                     -----------
  CONSTRUCTION & ENGINEERING -- 1.7%
   Granite Construction, Inc...........................     81,975     2,303,498
   Perini Corp.*.......................................     20,209       331,832
                                                                     -----------
                                                                       2,635,330
                                                                     -----------
  MACHINERY -- 4.7%
   CLARCOR, Inc........................................     53,690     1,570,433
   ESCO Technologies, Inc.*............................     19,830     1,998,864
   IDEX Corp...........................................     44,940     1,735,133
   Oshkosh Truck Corp..................................     25,490     1,995,357
                                                                     -----------
                                                                       7,299,787
                                                                     -----------
  RAIL & ROAD -- 3.5%
   Overnite Corp.......................................     57,825     2,485,319
   Werner Enterprises, Inc.............................    153,000     3,004,919
                                                                     -----------
                                                                       5,490,238
                                                                     -----------
  SERVICES -- OFFICE/SUPPLIES -- 1.2%
   Knoll, Inc..........................................    107,215     1,834,449
                                                                     -----------
  TRADING CO. & DISTRIBUTORS -- 1.4%
   Wesco International, Inc.*..........................     68,005     2,133,997
                                                                     -----------
  TOTAL INDUSTRIALS ..............................................    27,166,874
                                                                     -----------
 INFORMATION TECHNOLOGY -- 27.6%
  COMMUNICATIONS EQUIPMENT -- 2.1%
   Nice Systems*.......................................      6,570       259,318
   Sirf Technology Holdings, Inc.*.....................    129,455     2,288,764
   Symmetricom, Inc.*..................................     72,880       755,766
                                                                     -----------
                                                                       3,303,848
                                                                     -----------
  COMPUTERS & PERIPHERALS -- 4.4%
   Electronics for Imaging, Inc.*......................    119,065     2,505,128
   Komag, Inc.*........................................     73,955     2,098,103
   Novatel Wireless, Inc.*.............................    117,715     1,467,906
   Sigma Designs, Inc.*................................    111,895       850,402
                                                                     -----------
                                                                       6,921,539
                                                                     -----------


                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.5%
   Applied Films Corp.*................................     50,358   $ 1,289,165
   BEI Technologies, Inc...............................     57,195     1,525,963
   Radisys Corp.*......................................     78,990     1,275,689
   Superior Essex, Inc.*...............................     75,955     1,345,163
                                                                     -----------
                                                                       5,435,980
                                                                     -----------
  INTERNET SOFTWARE & SERVICES -- 4.4%
   Digitas, Inc.*......................................    185,465     2,116,156
   Equinix, Inc.*......................................     43,330     1,877,922
   Interwoven, Inc.*...................................    148,625     1,119,146
   Niku Corp.*.........................................     85,653     1,775,587
                                                                     -----------
                                                                       6,888,811
                                                                     -----------
  IT SERVICES -- 3.4%
   Alliance Data Systems Corp.*........................     82,395     3,341,940
   Global Payments, Inc................................     29,310     1,987,218
                                                                     -----------
                                                                       5,329,158
                                                                     -----------
  SEMICONDUCTORS & SEMI EQUIPMENT -- 4.7%
   Credence Systems Corp.*.............................    227,495     2,058,830
   Exar Corp.*.........................................    103,500     1,541,115
   Fairchild Semiconductor
    International, Inc.* ..............................     72,745     1,072,989
   FEI Co.*............................................     59,265     1,351,835
   Genesis Microchip Inc.*.............................     65,770     1,214,114
   Virage Logic Corp.*.................................     17,519       180,446
                                                                     -----------
                                                                       7,419,329
                                                                     -----------
  SOFTWARE -- 5.1%
   Epicor Software Corp.*..............................     95,845     1,265,154
   Manhattan Associates, Inc.*.........................    117,410     2,255,446
   MicroStrategy, Inc. -- Class A*.....................     21,290     1,129,222
   Wind River Systems, Inc.............................     74,165     1,162,907
   Witness Systems, Inc.*..............................    118,495     2,160,164
                                                                     -----------
                                                                       7,972,893
                                                                     -----------
  TOTAL INFORMATION TECHNOLOGY ...................................    43,271,558
                                                                     -----------
 MANUFACTURING -- 1.0%
  APPAREL -- 0.1%
   Volcom, Inc.*.......................................      3,410        91,286
                                                                     -----------
  BUILDING MATERIALS & COMPONENTS -- 0.3%
   NCI Building Systems, Inc.*.........................     15,020       492,656
                                                                     -----------
  MACHINERY & HEAVY EQUIPMENT -- 0.6%
   Freightcar America, Inc.*...........................     49,570       982,973
                                                                     -----------
  TOTAL MANUFACTURING ............................................     1,566,915
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP GROWTH SERIES
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================

                                                                        Value
                                                          Shares      (Note 2)
                                                          -------   ------------
 MATERIALS -- 1.4%
  CHEMICALS -- 1.4%
   Airgas, Inc........................................     88,690   $  2,187,982
                                                                    ------------
  TOTAL MATERIALS ...............................................      2,187,982
                                                                    ------------
 SERVICES -- 0.6%
  BUSINESS SERVICES -- 0.6%
   Kenexa Corp.*......................................     70,980        936,936
                                                                    ------------
  TOTAL SERVICES ................................................        936,936
                                                                    ------------
 TELECOMMUNICATION SERVICES -- 1.0%
  DIVERSIFIED TELECOM SERVICES -- 1.0%
   Premiere Global Services, Inc.*....................    132,675      1,497,901
                                                                    ------------
  TOTAL TELECOMMUNICATION SERVICES ..............................      1,497,901
                                                                    ------------
  TOTAL COMMON STOCK
   (Cost $133,764,457) ..........................................    151,407,000
                                                                    ------------


                                                                        Value
                                                         Shares       (Note 2)
                                                        ---------   ------------
SHORT-TERM INVESTMENTS -- 3.2%
   BlackRock Liquidity Funds TempCash Portfolio --
    Institutional Series............................    2,537,248   $  2,537,248
   BlackRock Liquidity Funds TempFund Portfolio --
    Institutional Series............................    2,537,247      2,537,247
                                                                    ------------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $5,074,495) ............................................      5,074,495
                                                                    ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $138,838,952)+ .........................................   $156,481,495
                                                                    ============

---------------
*  Non-income producing security.
+ The cost for federal income tax purposes was $140,179,299. At June 30, 2005, net unrealized appreciation was $16,302,196. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $18,922,408 and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $2,620,212.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP VALUE SERIES
---------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005

 (Showing Percentage of Total Investments)
================================================================================

                                                                        Value
                                                          Shares       (Note 2)
                                                         ---------   -----------
COMMON STOCK -- 98.0%
 AEROSPACE -- 1.5%
   DRS Technologies, Inc.*...........................      231,000   $11,845,680
                                                                     -----------
  TOTAL AEROSPACE ................................................    11,845,680
                                                                     -----------
 COMMUNICATION & BROADCASTING -- 2.1%
  TELECOMMUNICATIONS -- 2.1%
   Journal Communications, Inc. --
    Class A..........................................      942,800    15,839,040
                                                                     -----------
  TOTAL COMMUNICATION & BROADCASTING .............................    15,839,040
                                                                     -----------
 COMPUTER SERVICES -- 5.4%
   Insight Enterprises, Inc.*........................    1,082,250    21,839,805
   RSA Security, Inc.*...............................      969,900    11,134,452
   Transaction Systems Architects,
    Inc.*............................................      334,400     8,236,272
                                                                     -----------
  TOTAL COMPUTER SERVICES ........................................    41,210,529
                                                                     -----------
 CONSUMER DISCRETIONARY -- 3.1%
  CASINO & GAMING -- 3.1%
   Isle of Capri Casinos, Inc.*......................      379,550     9,944,210
   Pinnacle Entertainment, Inc.*.....................      703,900    13,768,284
                                                                     -----------
  TOTAL CONSUMER DISCRETIONARY ...................................    23,712,494
                                                                     -----------
 ELECTRIC, GAS, WATER & UTILITIES -- 5.1%
   AGL Resources, Inc................................      422,500    16,329,625
   El Paso Electric Co.*.............................      462,200     9,451,990
   Southern Union Co.*...............................      555,200    13,630,160
                                                                     -----------
  TOTAL ELECTRIC, GAS, WATER & UTILITIES .........................    39,411,775
                                                                     -----------
 ENTERTAINMENT & LEISURE -- 1.3%
   Intrawest Corp....................................      407,400     9,810,192
                                                                     -----------
  TOTAL ENTERTAINMENT & LEISURE ..................................     9,810,192
                                                                     -----------
 FINANCE & INSURANCE -- 11.4%
  INSURANCE CARRIERS -- 4.4%
   AmerUs Group Co. (a)..............................      228,500    10,979,425
   First American Corp...............................      328,950    13,204,053
   Midland Co........................................      282,700     9,948,213
                                                                     -----------
                                                                      34,131,691
                                                                     -----------
  SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 7.0%
   BankUnited Financial Corp.........................      346,300     9,363,952
   Capital Corp of The West..........................       97,246     2,698,577
   Cullen/Frost Bankers, Inc.........................      198,400     9,453,760
   First Midwest Bancorp, Inc........................      225,600     7,934,352
   Glacier Bancorp, Inc..............................      148,031     3,868,050
   Main Street Banks, Inc............................      448,200    11,411,172
   The Bancorp Bank*.................................      499,775     8,716,076
                                                                     -----------
                                                                      53,445,939
                                                                     -----------
  TOTAL FINANCE & INSURANCE ......................................    87,577,630
                                                                     -----------

                                                                        Value
                                                          Shares       (Note 2)
                                                         ---------   -----------
 HEALTHCARE -- 3.8%
  HEALTHCARE-SERVICES -- 1.9%
   Apria Healthcare Group, Inc.* (a).................      411,000   $14,237,040
                                                                     -----------
  PHARMACEUTICALS -- 1.9%
   Impax Laboratories, Inc.* (a).....................      705,700    11,079,490
   Kos Pharmaceuticals, Inc.*........................       63,500     4,159,250
                                                                     -----------
                                                                      15,238,740
                                                                     -----------
  TOTAL HEALTHCARE ...............................................    29,475,780
                                                                     -----------
 MANUFACTURING -- 23.7%
  AUTO PARTS & EQUIPMENT -- 3.9%
   Tenneco Automotive, Inc.*.........................    1,134,500    18,878,079
   Wabash National Corp..............................      455,150    11,028,285
                                                                     -----------
                                                                      29,906,364
                                                                     -----------
  BUILDING -- RESIDENTIAL/COMMERCIAL -- 1.2%
   Brookfield Homes Corp.............................       23,550     1,073,880
   Fleetwood Enterprises, Inc.*......................      783,400     7,951,510
                                                                     -----------
                                                                       9,025,390
                                                                     -----------
  CHEMICAL & ALLIED PRODUCTS -- 3.7%
   Airgas, Inc.......................................      728,150    17,963,461
   Compass Minerals International,
    Inc..............................................      432,400    10,118,160
                                                                     -----------
                                                                      28,081,621
                                                                     -----------
  CONTAINERS & PACKAGING -- 1.7%
   Greif, Inc. -- Class A............................      210,700    12,873,770
                                                                     -----------
  DIVERSIFIED MANUFACTURING INDUSTRIES -- 0.0%
   Mascotech, Inc. Escrow*...........................       49,600             0
                                                                     -----------
  ELECTRICAL EQUIPMENT -- 0.7%
   EMCOR Group, Inc.*................................      117,500     5,745,750
                                                                     -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.3%
   Itron, Inc.*......................................      123,100     5,500,108
   Plantronics, Inc..................................      327,400    11,904,264
                                                                     -----------
                                                                      17,404,372
                                                                     -----------
  FOOD & BEVERAGE -- 1.0%
   Ralcorp Holdings, Inc.*...........................      190,600     7,843,190
                                                                     -----------
  MACHINERY & HEAVY EQUIPMENT -- 1.4%
   Terex Corp.* (a)..................................      273,600    10,779,840
                                                                     -----------
  MANUFACTURED HOMES -- 1.5%
   Winnebago Industries, Inc. (a)....................      353,600    11,580,400
                                                                     -----------
  METAL PRODUCTS -- 0.5%
   Quanex Corp.......................................       72,800     3,859,128
                                                                     -----------
  MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 0.9%
   Regal Beloit Corp.................................      243,950     7,113,582
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP VALUE SERIES
---------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================

                                                                        Value
                                                         Shares       (Note 2)
                                                        ---------   ------------
 MANUFACTURING -- (continued)
  MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 4.2%
   Briggs & Stratton Corp...........................      336,900   $ 11,663,478
   Kaydon Corp......................................      728,600     20,291,509
                                                                    ------------
                                                                      31,954,987
                                                                    ------------
  MISC. MANUFACTURING INDUSTRIES -- 0.7%
   Oshkosh Truck Corp...............................       69,300      5,424,804
                                                                    ------------
  TOTAL MANUFACTURING ...........................................    181,593,198
                                                                    ------------
 OIL & GAS -- 4.0%
   Range Resources Corp.............................      649,500     17,471,550
   Pride International, Inc.*.......................      514,200     13,214,940
                                                                    ------------
  TOTAL OIL & GAS ...............................................     30,686,490
                                                                    ------------
 REAL ESTATE INVESTMENT TRUSTS -- 1.7%
   Government Properties Trust, Inc.................      199,100      1,935,252
   Highland Hospitality Corp........................    1,089,400     11,384,230
                                                                    ------------
  TOTAL REAL ESTATE INVESTMENT TRUSTS ...........................     13,319,482
                                                                    ------------
 SERVICES -- 11.9%
  BUSINESS SERVICES -- 4.2%
   Forrester Research, Inc.*........................      442,800      7,895,124
   G & K Services, Inc..............................      377,800     14,254,394
   Watson Wyatt & Co. Holdings......................      396,100     10,152,043
                                                                    ------------
                                                                      32,301,561
                                                                    ------------
  COMMERCIAL SERVICES -- 3.0%
   Arbitron, Inc....................................      198,700      8,524,230
   Interactive Data Corp.*..........................      358,300      7,445,474
   Teletech Holdings, Inc.*.........................      900,350      7,337,853
                                                                    ------------
                                                                      23,307,557
                                                                    ------------
  EDUCATIONAL SERVICES -- 1.6%
   Corinthian Colleges, Inc.*.......................      732,700      9,356,579
   Lincoln Educational Services*....................      139,400      2,822,850
                                                                    ------------
                                                                      12,179,429
                                                                    ------------
  ENGINEERING & R/D SERVICES -- 1.6%
   URS Corp.*.......................................      322,200     12,034,170
                                                                    ------------
  SANITARY SERVICES -- 1.5%
   Casella Waste Systems, Inc.*.....................      977,693     11,732,316
                                                                    ------------
  TOTAL SERVICES ................................................     91,555,033
                                                                    ------------
 TECHNOLOGY -- 2.9%
   Electro Scientific Industries, Inc.*.............      614,350     10,984,578
   SkillSoft PLC, ADR*..............................    3,167,000     10,926,150
                                                                    ------------
  TOTAL TECHNOLOGY ..............................................     21,910,728
                                                                    ------------
 TRANSPORTATION -- 3.0%
  MARINE -- 1.0%
   Kirby Corp.*.....................................      177,100      7,987,210
                                                                    ------------

                                                                        Value
                                                         Shares       (Note 2)
                                                        ---------   ------------
  RAILROADS -- 2.0%
   RailAmerica, Inc.*...............................    1,283,800   $ 15,277,220
                                                                    ------------
  TOTAL TRANSPORTATION ..........................................     23,264,430
                                                                    ------------
 WHOLESALE & RETAIL TRADE -- 17.1%
  RETAIL -- AUTOMOBILES -- 1.4%
   United Auto Group, Inc...........................      349,650     10,419,570
                                                                    ------------
  RETAIL APPAREL & ACCESSORY STORES -- 4.3%
   AnnTaylor Stores Corp.*..........................      441,900     10,729,332
   Too, Inc.*.......................................      952,100     22,250,577
                                                                    ------------
                                                                      32,979,909
                                                                    ------------
  RETAIL BUILDING MATERIALS -- 2.0%
   Interline Brands, Inc.*..........................      770,050     15,246,990
                                                                    ============
  RETAIL EATING & DRINKING PLACES -- 3.4%
   Dave & Buster's, Inc.*...........................      390,800      7,206,352
   Ruby Tuesday, Inc................................      723,650     18,742,535
                                                                    ------------
                                                                      25,948,887
                                                                    ------------
  SPECIALTY RETAIL STORES -- 4.5%
   Central Garden & Pet Co.*........................      246,400     12,103,168
   School Specialty, Inc.*..........................      235,600     10,955,400
   TBC Corp.*.......................................      453,600     12,306,168
                                                                    ------------
                                                                      35,364,736
                                                                    ------------
  WHOLESALE MISCELLANEOUS -- 1.5%
   Brightpoint, Inc.*...............................      514,500     11,416,755
                                                                    ------------
  TOTAL WHOLESALE & RETAIL TRADE ................................    131,376,847
                                                                    ------------
  TOTAL COMMON STOCK
   (Cost $624,835,076) ..........................................    752,589,328
                                                                    ------------
 SHORT-TERM INVESTMENTS -- 2.0%
   BlackRock Liquidity Funds
    TempCash Portfolio --
    Institutional Series............................    7,675,463      7,675,463
   BlackRock Liquidity Funds
    TempFund Portfolio --
    Institutional Series............................    7,675,462      7,675,462
                                                                    ------------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $15,350,925) ...........................................     15,350,925
                                                                    ------------
 TOTAL INVESTMENTS -- 100.0%
   (Cost $640,186,001)+1 ........................................   $767,940,253
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP VALUE SERIES
---------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued
================================================================================

                                                       Principal        Value
                                                     Amount/Shares     (Note 2)
                                                     -------------   -----------
SHORT-TERM INVESTMENTS
  HELD AS COLLATERAL FOR
  LOANED SECURITIES
 ASSET-BACKED COMMERCIAL PAPER
   Victory Receivables Corp.,
     3.30%, 07/01/05.............................     $   452,206    $   452,206
                                                                     -----------
  TOTAL ASSET-BACKED COMMERCIAL PAPER ............................       452,206
                                                                     -----------
 INSTITUTIONAL MONEY MARKET TRUST
   BlackRock Institutional Money
    Market Trust.................................      10,877,882     10,877,882
                                                                     -----------
  TOTAL INSTITUTIONAL MONEY MARKET TRUST .........................    10,877,882
                                                                     -----------
 MASTER NOTES
   Bank of America USA, 3.52%,
    07/01/05.....................................       1,333,479      1,333,479
   Merrill Lynch & Co., Inc.,
    3.54%, 07/01/05..............................       5,037,587      5,037,587
                                                                     -----------
  TOTAL MASTER NOTES .............................................     6,371,066
                                                                     -----------


                                                        Principal       Value
                                                          Amount       (Note 2)
                                                        ----------   -----------
 TIME DEPOSITS
   CSFB, 3.375%, 07/01/05...........................    $3,704,108   $ 3,704,108
   Societe Generale, 3.375%, 07/01/05...............        52,494        52,494
                                                                     -----------
  TOTAL TIME DEPOSITS ............................................     3,756,602
                                                                     -----------
 TOTAL SHORT-TERM INVESTMENTS
  HELD AS COLLATERAL FOR
  LOANED SECURITIES
  (Cost $21,457,756)+2............................................   $21,457,756
                                                                     ===========

---------------
ADR American Depository Receipt.
*   Non-incoming producing security.
(a)     Security partially or fully on loan. (see Note 4)
+ The cost for Federal income tax purposes was $664,841,140. At June 30, 2005, net unrealized appreciation was $124,556,869. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $130,750,407, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $6,193,538.
(1) At June 30, 2005, the market value of securities on loan for the Small Cap Value Series was $20,085,311.
(2) The investments held as collateral on loaned securities represented 2.8% of the market value of the Small Cap Value Series.








    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005

                                                           WT Large Cap    Large Cap      Large Cap      Small Cap       Small Cap
                                                              Growth          Core          Value          Growth          Value
                                                              Series         Series         Series         Series         Series
                                                           ------------   -----------    -----------    ------------   ------------
ASSETS:
Investment in securities, at value*....................    $41,932,711    $27,009,673    $71,023,960    $156,481,495   $767,940,253
Securities lending collateral..........................             --      1,846,611     11,757,973              --     21,457,756
Receivable for contributions...........................         30,100        104,868         25,000      10,011,354        582,846
Receivable for investments sold........................             --             --      3,069,137       3,184,082      3,792,761
Dividends and interest receivable......................         24,292         28,761        124,236          47,519        913,719
                                                           -----------    -----------    -----------    ------------   ------------
Total assets...........................................     41,987,103     28,989,913     86,000,306     169,724,450    794,687,335
                                                           -----------    -----------    -----------    ------------   ------------

LIABILITIES:
Obligation to return securities lending collateral.....             --      1,846,611     11,757,973              --     21,457,756
Payable for withdrawals................................      6,121,466             --        744,043         287,051        730,967
Payable for investments purchased......................             --        208,305      3,066,662       3,373,140      3,877,838
Accrued advisory fee...................................         18,920          7,975         32,291         124,871        466,866
Other accrued expenses.................................          8,737          8,140         10,682          20,270         89,529
                                                           -----------    -----------    -----------    ------------   ------------
Total liabilities......................................      6,149,123      2,071,031     15,611,651       3,805,332     26,622,956
                                                           -----------    -----------    -----------    ------------   ------------
NET ASSETS.............................................    $35,837,980    $26,918,882    $70,388,655    $165,919,118   $768,064,379
                                                           ===========    ===========    ===========    ============   ============
___________
* Investments at cost..................................    $40,015,997    $25,338,627    $56,847,325    $138,838,952   $640,186,001




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2005

                                                              WT Large Cap    Large Cap      Large Cap     Small Cap     Small Cap
                                                                 Growth          Core          Value        Growth         Value
                                                                 Series         Series        Series        Series         Series
                                                              ------------   -----------    ----------    -----------   -----------
INVESTMENT INCOME:
 Dividends................................................     $  593,913    $   579,567    $1,436,228    $   260,350   $ 5,420,997
 Interest.................................................          7,189          9,420        38,821        120,586       445,769
 Securities lending income................................             --          1,560         5,700             --        49,146
 Foreign tax withheld.....................................         (1,946)           (17)           --             --       (10,832)
                                                               ----------    -----------    ----------    -----------   -----------
   Total investment income................................        599,156        590,530     1,480,749        380,936     5,905,080
                                                               ----------    -----------    ----------    -----------   -----------
EXPENSES:
 Advisory fees............................................        239,704        206,367       377,812      1,222,587     5,375,444
 Administration and accounting fees.......................         38,080         29,553        56,252         96,382       540,502
 Custody fees.............................................         17,481         17,359        15,139         37,683       130,986
 Compliance services......................................          2,177          1,155         3,536          6,672        37,421
 Trustees' fees...........................................          4,448          4,772         4,448          4,448         4,456
 Professional fees........................................         27,579         26,585        37,550         32,710       114,760
 Other....................................................         10,113          9,076        11,616         15,128        51,570
                                                               ----------    -----------    ----------    -----------   -----------
   Total expenses before fee waivers......................        339,582        294,867       506,353      1,415,610     6,255,139
   Fees waived............................................             --        (53,964)           --             --             -
                                                               ----------    -----------    ----------    -----------   -----------
    Total expenses, net...................................        339,582        240,903       506,353      1,415,610     6,255,139
                                                               ----------    -----------    ----------    -----------   -----------
   Net investment income (loss)...........................        259,574        349,627       974,396     (1,034,674)     (350,059)
                                                               ----------    -----------    ----------    -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments..................      1,798,250      3,837,179     1,533,999     (6,566,093)   66,277,440
 Net change in unrealized appreciation
   (depreciation) on investments..........................       (444,190)    (4,099,385)    3,400,411      9,680,560     1,946,545
                                                               ----------    -----------    ----------    -----------   -----------
 Net gain (loss) on investments...........................      1,354,060       (262,206)    4,934,410      3,114,467    68,223,985
                                                               ----------    -----------    ----------    -----------   -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS........................................     $1,613,634    $    87,421    $5,908,806    $ 2,079,793   $67,873,926
                                                               ==========    ===========    ==========    ===========   ===========



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2005


                                                        WT Large Cap     Large Cap       Large Cap      Small Cap       Small Cap
                                                           Growth          Core            Value          Growth          Value
                                                           Series         Series          Series          Series          Series
                                                        ------------   ------------    ------------    ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss).......................    $    259,574   $    349,627    $    974,396    $ (1,034,674)  $    (350,059)
 Net realized gain (loss) on investments............       1,798,250      3,837,179       1,533,999      (6,566,093)     66,277,440
 Net change in unrealized appreciation
   (depreciation) on investments....................        (444,190)    (4,099,385)      3,400,411       9,680,560       1,946,545
                                                        ------------   ------------    ------------    ------------   -------------
Net increase in net assets resulting from operations       1,613,634         87,421       5,908,806       2,079,793      67,873,926
                                                        ------------   ------------    ------------    ------------   -------------
Transactions in beneficial interest:
 Contributions......................................       5,238,280     11,460,564      13,687,506     120,411,230     190,456,850
 Withdrawals........................................     (20,454,365)   (43,512,654)    (15,593,915)    (42,222,004)   (172,189,389)
                                                        ------------   ------------    ------------    ------------   -------------
Net increase (decrease) in net assets from
 transactions in beneficial interest................     (15,216,085)   (32,052,090)     (1,906,409)     78,189,226      18,267,461
                                                        ------------   ------------    ------------    ------------   -------------
Total increase (decrease) in net assets.............     (13,602,451)   (31,964,669)      4,002,397      80,269,019      86,141,387
NET ASSETS:
 Beginning of period................................      49,440,431     58,883,551      66,386,258      85,650,099     681,922,992
                                                        ------------   ------------    ------------    ------------   -------------
 End of period......................................    $ 35,837,980   $ 26,918,882    $ 70,388,655    $165,919,118   $ 768,064,379
                                                        ============   ============    ============    ============   =============




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004

                                                        WT Large Cap     Large Cap       Large Cap      Small Cap       Small Cap
                                                           Growth          Core            Value          Growth          Value
                                                           Series         Series          Series          Series          Series
                                                        ------------   ------------    ------------    ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss).......................    $    187,655   $    452,076    $    751,256    $   (615,758)  $  (1,247,331)
 Net realized gain (loss) on investments............      (1,200,479)     2,131,939       1,695,222         560,702      76,623,539
 Net change in unrealized appreciation
   (depreciation) on investments....................       9,094,136      5,753,298       7,331,343       7,205,387      64,105,737
                                                        ------------   ------------    ------------    ------------   -------------
Net increase in net assets resulting
 from operations....................................       8,081,312      8,337,313       9,777,821       7,150,331     139,481,945
                                                        ------------   ------------    ------------    ------------   -------------
Transactions in beneficial interest:
 Contributions......................................       6,490,340      3,104,762      17,763,469      81,578,526     342,623,889
 Withdrawals........................................     (23,767,196)   (14,018,239)    (17,249,051)    (11,915,449)   (179,506,396)
                                                        ------------   ------------    ------------    ------------   -------------
Net increase (decrease) in net assets from
 transactions in beneficial interest................     (17,276,856)   (10,913,477)        514,418      69,663,077     163,117,493
                                                        ------------   ------------    ------------    ------------   -------------
Total increase (decrease) in net assets.............      (9,195,544)    (2,576,164)     10,292,239      76,813,408     302,599,438
NET ASSETS:
 Beginning of year..................................      58,635,975     61,459,715      56,094,019       8,836,691     379,323,554
                                                        ------------   ------------    ------------    ------------   -------------
 End of year........................................    $ 49,440,431   $ 58,883,551    $ 66,386,258    $ 85,650,099   $ 681,922,992
                                                        ============   ============    ============    ============   =============




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================


1. DESCRIPTION OF THE TRUST. WT Large Cap Growth Series, Large Cap Core Series, Large Cap Value Series, Small Cap Growth Series and Small Cap Value Series (each a "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

    As described in Note 8, effective July 1, 2005, each Series ceased operations.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

    Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

    Federal Income Taxes. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

    Investment Income. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

    Other. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Each Series uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

    Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================




3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to the WT Large Cap Growth Series (effective December 15, 2004) and Large Cap Core Series. The investment adviser to the Small Cap Growth Series is Roxbury Capital Management, LLC ("Roxbury"). The investment adviser to the Large Cap Value Series and Small Cap Value Series is Cramer Rosenthal McGlynn, LLC ("CRM"). Roxbury and CRM are affiliates of RSMC.

    For it services, each adviser receives a fee at an annual rate as follows:

                                                 % of Average Daily Net Assets
                                            --------------------------------------
    WT Large Cap Growth Series              .55% up to $1 billion; .50% of next $1
                                            billion; and
                                            .45% in excess of $2 billion

    Large Cap Core Series                   .60% up to $1 billion; .55% of next $1
                                            billion; and
                                            .50% in excess of $2 billion

    Large Cap Value Series                  .55% up to $1 billion; .50% of next $1
                                            billion; and
                                            .45% in excess of $2 billion

    Small Cap Growth Series                 1.00% up to $1 billion; .95% of next
                                            $1 billion; and
                                            .90% in excess of $2 billion

    Small Cap Value Series                  .75% up to $1 billion; .70% of next $1
                                            billion; and
                                            .65% in excess of $2 billion


    Prior to December 15, 2004, Roxbury served as investment advisor to the WT Large Cap Growth Series under substantially identical terms as the current agreement with RSMC.

    Prior to April 28, 2005, Large Cap Core Series paid RSMC a fee at an annual rate of .70% up to $1 billion of average daily net assets, .65% of the next $1 billion of average daily net assets; and .60% of average daily net assets in excess of $2 billion.

    RSMC and Roxbury have agreed to waive their advisory fees or reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.80% and 1.75% of average daily net assets of the Large Cap Core Series and Small Cap Growth Series, respectively. These undertakings will remain in place until November 1, 2005 and January 1, 2006, respectively, unless the Board of Trustees approves their earlier termination.

    Effective November 19, 2004, RSMC provides compliance services to the Series pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of each Series' average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the period November 19, 2004 through June 30, 2005 are shown separately on the statements of operations.

    Prior to September 30, 2004, RSMC provided administrative and accounting services to each Series. For the period July 1, 2004 to September 30, 2004, RSMC was paid $10,471, $12,786, $14,819, $20,754 and $146,144

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================


    by the WT Large Cap Growth, Large Cap Core, Large Cap Value, Small Cap Growth and Small Cap Value Series, respectively, for these services.

    Wilmington Trust Company, an affiliate of RSMC, serves as custodian and PFPC Trust Company serves as sub-custodian to the Series.

4. SECURITIES LENDING AGREEMENT. WT Large Cap Growth, Large Cap Core, Large Cap Value and Small Cap Value Series may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Series and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Series and, as such, the Series are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Series. The Series records securities lending income net of such allocations.

    In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Series, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

5. INVESTMENT SECURITIES TRANSACTIONS. During the fiscal year ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                        WT Large Cap     Large Cap       Large Cap       Small Cap       Small Cap
                                                        Growth Series   Core Series    Value Series    Growth Series   Value Series
                                                        -------------   -----------    ------------    -------------   ------------
  Purchases.........................................    $ 92,482,278    $38,337,235     $18,525,234    $254,748,103    $613,512,429
  Sales.............................................     100,479,590     32,839,737      20,433,591     188,970,050     582,669,310

6.  FINANCIAL HIGHLIGHTS

                                                                                       For the Fiscal Years Ended June 30,
                                                                                  ----------------------------------------------
                                                                                  2005     2004     2003      2002        2001
                                                                                 -----    ------   -----    --------    --------
    WT LARGE CAP GROWTH SERIES
    Total Return                                                                 4.40%    14.10%   0.58%    (31.32)%    (39.35)%
    Ratios to Average Net Assets:
     Expenses .................................................................. 0.78%     0.74%   0.72%       0.69%       0.69%
     Net investment income (loss)                                                0.60%     0.32%   0.21%       0.11%     (0.31)%
    Portfolio Turnover Rate ....................................................  230%       87%     51%         75%         78%

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================

                                                                                      For the Fiscal Years Ended June 30,
                                                                                ------------------------------------------------
                                                                                2005     2004      2003       2002        2001
                                                                               -----    ------   -------    --------    --------
    LARGE CAP CORE SERIES
    Total Return ...........................................................   7.57%    14.33%   (2.83)%    (22.66)%    (21.50)%
    Ratios to Average Net Assets:
     Expenses:
       Including expense limitation.........................................   0.80%     0.80%     0.80%       0.80%       0.80%
       Excluding expense limitation.........................................   0.99%     0.88%     0.87%       0.84%       0.86%
     Net investment income .................................................   1.16%     0.73%     1.04%       0.64%       0.39%
    Portfolio Turnover Rate ................................................    113%       27%       50%         68%         72%

    LARGE CAP VALUE SERIES
    Total Return ...........................................................   8.98%    16.78%     1.21%    (23.81)%       9.38%
    Ratios to Average Net Assets:
     Expenses ..............................................................   0.74%     0.74%     0.76%       0.71%       0.72%
     Net investment income .................................................   1.42%     1.20%     1.23%       0.86%       1.01%
    Portfolio Turnover Rate ................................................     28%       26%       87%        100%        109%

                                                                                                For the Fiscal
                                                                                                    Years           For the Period
                                                                                                Ended June 30,    January 2, 2003(1)
                                                                                               -----------------        through
                                                                                                2005      2004       June 30, 2003
                                                                                               -------    -------   ----------------
    SMALL CAP GROWTH SERIES
    Total Return..........................................................................      1.74%     35.03%         27.60%**
    Ratios to Average Net Assets:
     Expenses:
       Including expense limitation.......................................................      1.16%      1.33%          1.75%*
       Excluding expense limitation.......................................................      1.16%      1.33%          3.18%*
     Net investment loss..................................................................    (0.85)%    (1.17)%        (1.45)%*
    Portfolio Turnover Rate...............................................................       161%       172%            86%**


                                                                                       For the Fiscal Years Ended June 30,
                                                                                  ----------------------------------------------
                                                                                   2005      2004       2003      2002     2001
                                                                                 -------    -------   -------    -----    ------
    SMALL CAP VALUE SERIES
    Total Return .............................................................     9.87%     33.66%   (1.87)%    3.46%    42.27%
    Ratios to Average Net Assets:
     Expenses ................................................................     0.87%      0.88%     0.88%    0.88%     0.90%
     Net investment income (loss) ............................................   (0.05)%    (0.23)%       --%(2) 0.33%     1.05%
    Portfolio Turnover Rate ..................................................       84%        77%       74%      61%       90%

---------------
(1) Commencement of operations.
(2) Less than (0.01)%.
*   Annualized.
**  Not annualized.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- continued
================================================================================


7. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

8. SUBSEQUENT EVENT. Effective July 1, 2005, each Series distributed all of its assets and liabilities to its investors in a tax-free, in-kind distribution and ceased operations.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================




To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WT Large Cap Growth Series, Large Cap Core Series, Large Cap Value Series, Small Cap Growth Series, and Small Cap Value Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2005, and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2005, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                                   Ernst & Young LLP

Philadelphia, Pennsylvania
August 12, 2005

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS
================================================================================




WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES


                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                 Principal               Fund             Other
                              Position(s)         Term of Office               Occupation(s)            Complex       Directorships
                               Held with           and Length of                During Past           Overseen by        Held by
Name, Address and Age         Fund Complex          Time Served                 Five Years              Trustee          Trustee
---------------------         ------------   ------------------------    ------------------------    -------------   --------------
ROBERT J. CHRISTIAN(1)        Trustee,       Shall serve until death,    Executive Vice                   48         Wilmington
Date of Birth: 2/49           President,     resignation or removal.     President and                               Low Volatility
                              Chief          Trustee, President and      Chief Investment                            Fund of Funds
                              Executive      Chairman of the Board       Officer of Wilmington                       (Closed-End
                              Officer and    since October 1998.         Trust Company since                         Registered
                              Chairman of                                February 1996; President                    Investment
                              the Board                                  of Rodney Square                            Company).
                                                                         Management Corporation
                                                                         ("RSMC") from 1996
                                                                         to 2005; Vice
                                                                         President of RSMC
                                                                         since 2005.
FRED FILOON(2)                Trustee        Shall serve until           Senior Vice President,           48         None
520 Madison Avenue                           death, resignation or       Principal of Cramer
New York, NY 10022                           removal. Trustee            Rosenthal McGlynn, LLC
Date of Birth: 3/42                          since November 2004.        since 1991.

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.
(2) Mr. Filoon is an "interested" Trustee by reason of his position as Senior Vice President to Cramer Rosenthal McGlynn, LLC, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

                                                                                                   Number of
                                                                                                 Portfolios in
                                                                             Principal               Fund               Other
                          Position(s)         Term of Office               Occupation(s)            Complex         Directorships
                           Held with           and Length of                During Past           Overseen by          Held by
Name, Address and Age     Fund Complex          Time Served                 Five Years              Trustee            Trustee
---------------------     ------------   ------------------------    ------------------------    -------------   ------------------
INDEPENDENT TRUSTEES
ROBERT H. ARNOLD          Trustee        Shall serve until death,    Founder and                      48         First Potomac
Date of Birth: 3/44                      resignation or removal.     co-manages,                                 Realty Trust
                                         Trustee since May           R. H. Arnold & Co.,                         (real estate
                                         1997.                       Inc. (investment                            investment trust).
                                                                     banking company)
                                                                     since 1989.

DR. ERIC BRUCKER          Trustee        Shall serve until death,    Professor                        48         Wilmington
Date of Birth: 12/41                     resignation or removal.     of Economics                                Low Volatility
                                         Trustee since October       Widener University                          Fund of Funds
                                         1999.                       since July 2004;                            (Closed-End
                                                                     Formally, Dean,                             Registered
                                                                     School of Business                          Investment
                                                                     Administration of                           Company).
                                                                     Widener University
                                                                     from 2001 to 2004;
                                                                     Prior to that, Dean,
                                                                     College of Business,
                                                                     Public Policy and
                                                                     Health at the University
                                                                     of Maine from September
                                                                     1998 to June 2001.

NICHOLAS A. GIORDANO      Trustee        Shall serve until death,    Consultant, financial            48         Wilmington
Date of Birth: 3/43                      resignation or removal.     services organizations                      Low Volatility
                                         Trustee since October       from 1997 to present;                       Fund of Funds
                                         1998.                       Interim President,                          (Closed-end
                                                                     LaSalle University                          Registered
                                                                     from 1998 to 1999.                          Investment
                                                                                                                 Company);
                                                                                                                 Kalmar Pooled
                                                                                                                 Investment Trust;
                                                                                                                 Independence
                                                                                                                 Blue Cross;
                                                                                                                 IntriCon
                                                                                                                 Corporation
                                                                                                                 (industrial
                                                                                                                 furnaces and
                                                                                                                 ovens).

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================




INDEPENDENT TRUSTEES


                                                                                                      Number of
                                                                                                    Portfolios in
                                                                                 Principal              Fund             Other
                                Position(s)         Term of Office             Occupation(s)           Complex       Directorships
                                 Held with           and Length of              During Past          Overseen by        Held by
Name, Address and Age           Fund Complex          Time Served                Five Years            Trustee          Trustee
---------------------           ------------   ------------------------    ---------------------    -------------   ---------------
LOUIS KLEIN, JR.                Trustee        Shall serve until death,    Self-employed                 48         WHX Corporation
Date of Birth: 5/35                            resignation or removal.     financial consultant                     (industrial
                                               Trustee since October       since 1991.                              manufacturer);
                                               1999.                                                                CRM Mutual
                                                                                                                    Fund Trust

CLEMENT C. MOORE, II            Trustee        Shall serve until death,    Managing Partner,             48         CRM Mutual
Date of Birth: 9/44                            resignation or removal.     Mariemont Holdings,                      Fund Trust
                                               Trustee since October       LLC, (real estate
                                               1999.                       holding and
                                                                           development company)
                                                                           since 1980.

JOHN J. QUINDLEN                Trustee        Shall serve until death,    Retired since 1993.           48         None
Date of Birth: 5/32                            resignation or removal.
                                               Trustee since October
                                               1999.

MARK A. SARGENT                 Trustee        Shall serve until death,    Dean and Professor of         48         Wilmington
Date of Birth: 4/51                            resignation or removal.     Law, Villanova                           Low Volatility
                                               Trustee since               University School of                     Fund of Funds
                                               November 2001.              Law since July 1997.                     (Closed-end
                                                                                                                    Registered
                                                                                                                    Investment
                                                                                                                    Company).

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================


EXECUTIVE OFFICERS

                                                                                                         Number of
                                                                                                       Portfolios in
                                                                                  Principal                Fund            Other
                               Position(s)          Term of Office              Occupation(s)             Complex      Directorships
                                Held with           and Length of                During Past            Overseen by       Held by
Name, Address and Age         Fund Complex           Time Served                  Five Years              Trustee         Trustee
---------------------        ---------------   -----------------------  -----------------------------  -------------   -------------
ERIC K. CHEUNG               Chief Financial   Shall serve at the       Vice President,                     N/A             N/A
1100 North Market Street     Officer, Vice     pleasure of the Board    Wilmington Trust
Wilmington, DE 19890         President and     and until successor is   Company Since 1986;
Date of Birth: 12/54         Treasurer         elected and qualified.   and Vice President and
                                               Officer since October    Director of Rodney
                                               1998.                    Square Management
                                                                        Corporation since 2001.
JOSEPH M. FAHEY, JR.         Vice President    Shall serve at the       Vice President, Rodney              N/A             N/A
1100 North Market Street                       pleasure of the Board    Square Management
Wilmington, DE 19890                           and until successor is   Corporation since
Date of Birth: 1/57                            elected and qualified.   1992.
                                               Officer since November
                                               1999.

WILLIAM P. RICHARDS, JR.     Vice President    Shall serve at the       Managing Director,                  N/A             N/A
100 Wilshire Boulevard                         pleasure of the Board    Roxbury Capital
Suite 1000                                     and until successor is   Management LLC
Santa Monica, CA 90401                         elected and qualified.   since 1998.
Date of Birth: 11/36                           Officer since November
                                               2004.

ANNA M. BENCROWSKY           Chief             Shall serve at the       Vice President/                     N/A             N/A
1100 North Market Street     Compliance        pleasure of the Board    Chief Compliance
Wilmington, DE 19890         Officer           and until successor is   Officer, Rodney Square
Date of Birth: 5/51                            elected and qualified.   Management Corporation
                                               Officer since September  since 2004; Vice President
                                               2004.                    and Chief Compliance
                                                                        Officer, 1838 Investment
                                                                        Advisors, LP From 1998
                                                                        to 2004; Vice President,
                                                                        Secretary, and Treasurer,
                                                                        1838 Investment Advisors
                                                                        Funds from 1995 to 2004;
                                                                        Vice President and Secretary,
                                                                        1838 Bond--Debenture
                                                                        Trading Fund from
                                                                        1982 to 2004.

CHARLOTTA NILSSON            Secretary         Shall serve at the       Mutual Fund                         N/A             N/A
1100 North Market Street                       pleasure of the Board    Regulatory Administrator,
Wilmington, DE 19890                           and until successor is   Wilmington Trust Company
Date of Birth: 9/70                            elected and qualified.   since 2003.
                                               Officer since February   From 2001 to 2003
                                               2003.                    Regulatory Administrator,
                                                                        PFPC, Inc.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
================================================================================


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolios is available, without charge and upon request, on the SEC's website at http:// www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.







APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of the Fund has retained RSMC to serve as investment adviser to the Portfolios pursuant to an Investment Advisory Agreement between the Fund, on behalf of the Portfolios, and RSMC. With respect to the Large Cap Value Portfolio, the Board terminated the investment advisory agreement between the Fund and Cramer Rosenthal McGlynn LLC ("CRM") and appointed RSMC as adviser to the Portfolio, subject to shareholder approval. The Board had recently reviewed and approved an Investment Advisory Agreement ("Agreement") with RSMC on behalf of the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the Small Cap Core Portfolio that will increase the advisory fees paid to RSMC as compared to the fees currently paid to RSMC, and that were paid to CRM by the Large Cap Value Portfolio. The Agreement was presented to shareholders of the Portfolios (except the Large Cap Core Portfolio) at a special meeting of shareholders held on July 27, 2005 for a vote to approve or disapprove the Agreement. The Agreement was approved by shareholders of each Portfolio at the special meeting. The Agreement has an initial term of two years, and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees or by a majority of the outstanding voting securities of the Fund, as the case may be, and in either event, by a majority of those Trustees who are not "interested persons" (as defined by the 1940 Act) of any party to the Agreement ("Independent Trustees") casting votes in person at a meeting called for such purpose. Further details about the Agreement can be found in the proxy statement dated June 7, 2005 for the special shareholder meeting.

Before meeting to determine whether to approve the Agreement with RSMC on behalf of the Portfolios, the Board had the opportunity to review written materials provided by RSMC and by legal counsel to the Fund which contained information to help the Board evaluate the Agreement. The materials included a memorandum from the Fund's legal counsel regarding the Trustees' responsibilities in evaluating and approving the Agreement; a memorandum from RSMC containing detailed information about RSMC's services to the Portfolios; performance of the Portfolios; allocation of Portfolio transactions; compliance and administration information; and the compensation to be received by RSMC from each Portfolio; a copy of the current investment advisory agreement between the Fund and RSMC and between the Fund and CRM; a copy of the proposed Agreement between the Fund and RSMC; audited financial statements for RSMC for the period ended June 30, 2004; the Advisor's ADV Part I and II; comparative performance data for the Portfolios relative to peer funds; and comparative statistics and fee data for the Portfolios relative to peer funds.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
================================================================================


During its deliberations on whether to approve the Agreement and the advisory fees to be paid under the Agreement, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by RSMC and determined that such services will meet the needs of each Portfolio and its shareholders. To make such determination, the Board relied upon summaries presented to it of comparable services provided by other advisers and determined that the nature, extent and quality of services provided by RSMC equals or exceeds such services relative to other advisers in the market place. The Board also found that RSMC's services to each Portfolio are comparable to services provided to funds with similar investment objectives, strategies and policies as the Portfolios.

The Board considered the investment performance of each Portfolio and RSMC. The Board evaluated comparative data provided in advance of its meeting that presented statistics about similarly managed open-end, no-load funds with similar assets. In addition, the Board reviewed comparative performance data of RSMC relative to other advisers in the investment management industry that advise funds with investment objectives, policies and strategies similar to that of the Portfolios. The Board concluded that the investment performance of the Portfolios and RSMC satisfactorily reflected the range of investment performance of investment funds with investment objectives, policies and strategies similar to that of the Portfolios.

The Board considered the costs of the services to be provided and profits expected to be realized by RSMC and its affiliates from their relationship with the Fund and the Portfolios. The Board also considered whether RSMC or its affiliates received additional compensation or benefits from its relationship with the Fund and the Portfolios and the services provided for such additional compensation. The Board reviewed RSMC's financial statements, as well as any direct or indirect revenues received by affiliates of RSMC. In addition, the Board reviewed each Portfolio's expenses, including the advisory fee and the overall expense structure of the Fund, and each Portfolio, each in absolute terms and relative to funds with similar investment objectives, policies and strategies. The Board determined that RSMC's fees and profits from its relationship with the Fund and the Portfolios are reasonable.

The Board considered the extent to which economies of scale would be realized relative to fee levels as each Portfolio grows, and whether fee levels reflect these economies of scale for the benefit of investors. The Board determined that economies of scale should be achieved at higher asset levels as the Agreement provides for asset level break-point reductions in the advisory fee as the Large Cap Growth and Large Cap Value Portfolios' assets increase, which should reflect economies of scale for the benefit of investors in the Portfolios.

In evaluating the fee increase to RSMC for advisory services to the Portfolios, the Board reviewed a memorandum on Equity Funds Fee Structures, a matrix analysis of equity fund management fees, a summary of comparative fee data on comparable funds, comparative data on assets, expenses and advisory fees for domestic equity funds, a net expense analysis of the Fund, and Fund pro forma data for a stand-alone expense analysis. The Trustees observed that, upon the restructuring of the Fund from a master-feeder structure to a stand-alone fund structure, RSMC would take on increased investment, research and regulatory responsibilities in management of the Small Cap Core Portfolio, including the direct management of a portion of the Portfolio in addition to its current responsibilities of allocating between sub-advisers. Further, the Trustees determined that the proposed increase in fees for advisory services to the Large Cap Value Portfolio and the Large Cap Growth Portfolio was reasonable after considering comparisons to the Portfolio's respective peer grouping which were provided by RSMC. The Board concluded that

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
================================================================================


an increase in the Portfolios' advisory fees is necessary to adequately compensate RSMC for its increased responsibilities in managing the Portfolios.

In approving an advisory fee increase for the Portfolios, the Trustees also considered the increase in compliance responsibility, particularly with respect to market timing and valuation issues of the Portfolios. RSMC has also represented to the Board that no future increases in advisory fees are expected, and RSMC expects to be able to negotiate fee reductions with a number of sub-advisers to the Portfolios.

The Board considered the foregoing factors in light of its accumulated experience in governing the Fund and the Portfolios and working with RSMC on matters relating to the Fund and the Portfolios, also the Board was assisted by the advice of legal counsel. Further, the Board had received a significant amount of information about the Fund, the Portfolios and RSMC on an ongoing basis. RSMC provides information at each regular meeting of the Board, and furnished additional reports in connection with the Board's formal review of the proposed Agreement. Thus, the Board's evaluation of the Agreement is supported by RSMC's regular reports concerning: (1) RSMC's investment philosophy, personnel and processes; (2) the Portfolios' short-term and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor funds), and comments on the reasons for performance; (3) the Portfolios' expenses as described above;
(4) the use and allocation of brokerage commissions derived from trading the Portfolios' securities; (5) the nature and extent of the advisory and other services provided to the Fund and the Portfolios by RSMC; and (6) compliance and audit reports concerning the Fund, the Portfolios and RSMC.

The Board has based its decision to approve the Agreement on the relevant factors noted herein and using its reasonable business judgment, with a view to future long-term considerations.

Based on the Board's consideration of the foregoing factors and conclusions, and such other matters as it deemed relevant with the assistance of counsel, the Independent Trustees as well as the full Board of Trustees concluded that the approval of the Agreement, including the advisory fee, is in the best interests of the Portfolios and their shareholders.

                  TRUSTEES
                                                                                        WILMINGTON
              Robert H. Arnold                                                               FUNDS
              Dr. Eric Brucker
            Robert J. Christian
                Fred Filoon
            Nicholas A. Giordano
              Louis Klein, Jr.
            Clement C. Moore, II                         +---------------------------------------+
              John J. Quindlen                           | Equity Portfolios                     |
              Mark A. Sargent                            +---------------------------------------+
                                                         |                                       |
                                                         |                                       |
                  OFFICERS                               |                                       |
                                                         |                                       |
      Robert J. Christian, President/                    |          o  Large Cap Growth          |
          Chief Executive Officer                        |                                       |
        Eric Cheung, Vice President/                     |                                       |
     Chief Financial Officer/Treasurer                   |          o  Large Cap Core            |
    Joseph M. Fahey, Jr., Vice President                 |                                       |
        Charlotta Nilsson, Secretary                     |                                       |
Anna M. Bencrowsky, Chief Compliance Officer             |          o  Large Cap Value           |
  William P. Richards, Jr., Vice President               |                                       |
                                                         |                                       |
                                                         |          o  Small Cap Core            |
            INVESTMENT ADVISERS                          |                                       |
                                                         |                                       |
    Rodney Square Management Corporation                 |                                       |
          1100 North Market Street                       |                                       |
            Wilmington, DE 19890                         |                                       |
                                                         |                                       |
       Cramer Rosenthal McGlynn, LLC                     |                                       |
             520 Madison Avenue                          |                                       |
             New York, NY 10022                          |                                       |
                                                         |                                       |
      Roxbury Capital Management, LLC                    |                                       |
       100 Wilshire Blvd., Suite 1000                    |                                       |
           Santa Monica, CA 90401                        |                                       |
                                                         |                                       |
                                                         |                                       |
               TRANSFER AGENT                            |                                       |
             ADMINISTRATOR AND                           |                                       |
              ACCOUNTING AGENT                           |                                       |
                                                         |                                       |
                 PFPC Inc.                               |                                       |
            301 Bellevue Parkway                         |                                       |
            Wilmington, DE 19809                         |                                       |
                                                         |                                       |
                                                         |                                       |
                 CUSTODIAN                               |                                       |
                                                         |                                       |
          Wilmington Trust Company                       |                                       |
                                                         |                                       |
                                                         |                                       |
This annual report is authorized for distribution        |                 ANNUAL                |
only to shareholders and to others who have              |             June 30, 2005             |
received a current prospectus of the Wilmington          |                                       |
Equity Portfolios.                                       |                                       |
                                                         |                                       |
WEP-ANN-6/05                                             +---------------------------------------+

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 PRESIDENT'S MESSAGE
================================================================================


DEAR SHAREHOLDER:

Yogi Berra, a well known baseball coach said "The future ain't what it used to be," and that happens to summarize our analysis for the U.S. economy, interest rates and the financial markets. We know that the economy grew in the first half of 2005, and we know that inflation and interest rates rose. But, our analysis brings us to the conclusion that the growth we enjoyed in the first half of 2005 will not be repeated in the second half of the year. The main forces affecting this slowdown in economic growth are the tri-partite forces of tighter monetary policy, higher housing prices and higher oil prices. Oil prices, of course, have been well documented and are often at the forefront of the daily business news reports. But, in fact, monetary policy is far more powerful and far more of a concern than day-to-day fluctuations in oil prices. And, monetary policy has become reasonably strict over the past year. The Federal Reserve increased its target rate for federal funds in eight 25 basis point increments, closing the fiscal year at 3.25%. Money supply growth (year to year change in M3) has fallen from 6.8% in May of 2003 to 5.7% in May 2004 to 4.3% in May 2005. Money supply growth is a very good indicator of future economic growth, at least directionally. This slowdown in money supply growth over the last year should result in slower economic momentum over the next year.

Further slowing of economic momentum probably will come from the very area that helped the economy in 2003 and 2004 - housing. The word "bubble" has been ascribed to housing prices in the past six months, and the debate will surely rage as to its appropriateness. But there is no debate over the impact of housing prices on mortgage financing. The affordability of housing has deteriorated in the last year, mainly because of higher home prices. The median sales price of homes has risen by 12% in the past year and 21% in the past two years.

The impact of these forces on the overall economy is both direct and indirect. The direct impact of course is on housing itself. Surely, lower affordability should result in lower sales and lower new housing starts. Last year (2004) was a record year for home sales. Even early this year sales were strong. But with affordability levels at 10-year lows, this robust pace can not likely continue.

The secondary impact results from existing variable rate mortgages. Households with these types of mortgages have already experienced a rise in their monthly mortgage payments and this will continue for other households as this year progresses. Couple this impact with the cost of energy, and it seems clear that consumers will have less discretionary spending dollars in the next year.

As a result of these monetary and energy forces acting upon the economy, there is likely to be a slowdown in economic growth in the next year. The 3.8% growth rate of the first quarter of 2005 is likely to be the fastest pace for this year. As economic momentum subsides, Federal Reserve policy will likely shift from inflation focus to a growth focus. Thus, it is likely that the Fed's task of raising short-term interest rates will come to a close. We believe interest rates will stabilize during the second half of 2005, with only minimal increases, if any.

It gives me great pleasure to present this annual report to you, our shareholders. Investment performance can never be expected to be smooth, or without ripples. But, what you will see in this report are some very competitive returns from our mutual fund family. Thank you for your support.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


INVESTMENT RESULTS

For the fiscal year ended June 30, 2005, the Wilmington Prime Money Market, Wilmington U.S. Government and Wilmington Tax-Exempt Portfolios' dividends represented a return of 1.74%, 1.63% and 1.16%, respectively. A comparison of each Portfolio's performance versus its respective benchmark is presented below:

                                                                     For the Fiscal Year
                                                                     Ended June 30, 2005
                                                                     -------------------
        WILMINGTON PRIME MONEY MARKET PORTFOLIO ..................           1.74%
        Lipper Money Market Funds ................................           1.36%

        WILMINGTON U.S. GOVERNMENT PORTFOLIO .....................           1.63%
        Lipper U.S. Government Money Market Funds ................           1.41%

        WILMINGTON TAX-EXEMPT PORTFOLIO ..........................           1.16%
        Lipper Tax-Exempt Money Market Funds .....................           1.11%


                                                                  Annualized 7-Day Yield
                                                                    As of June 30, 2005
                                                                  ----------------------
        WILMINGTON PRIME MONEY MARKET PORTFOLIO ...............            2.75%

        WILMINGTON U.S. GOVERNMENT PORTFOLIO ..................            2.56%

        WILMINGTON TAX-EXEMPT PORTFOLIO .......................            1.96%

---------------
Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 336-9970.

An investment in a Portfolio is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested. Although the Portfolios seek to preserve the value of their shareholders' investments at $1.00 per share, it is possible to lose money by investing in these vehicles.

The performance in the above chart does not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares.

We invite your comments and questions and thank you for your investment in the Wilmington Money Market Portfolios - Investor Shares. We look forward to reviewing our investment results with you in our next report to shareholders.

                                     Sincerely,

                                     Robert J. Christian

                                     Robert J. Christian
                                     President
July 29, 2005

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. A prospectus with this and other information may be obtained by calling (800) 336-9970. The prospectus should be read carefully before investing.

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 EXPENSE DISCLOSURE
================================================================================


DISCLOSURE OF FUND EXPENSES

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Portfolio's costs in two ways.

     o ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 EXPENSE DISCLOSURE -- continued
================================================================================


DISCLOSURE OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

EXPENSE TABLE

                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     1/01/05      6/30/05      Ratio(1)     Period*
                                                                                    ---------    ---------    ----------   --------
Prime Money Market Portfolio - Investor Shares
Actual Fund Return ..............................................................   $1,000.00    $1,011.79       0.50%       $2.49
Hypothetical 5% Return ..........................................................   $1,000.00    $1,022.32       0.50%       $2.51

U.S. Government Portfolio - Investor Shares
Actual Fund Return ..............................................................   $1,000.00    $1,010.60       0.56%       $2.79
Hypothetical 5% Return ..........................................................   $1,000.00    $1,022.02       0.56%       $2.81

Tax-Exempt Portfolio - Investor Shares
Actual Fund Return ..............................................................   $1,000.00    $1,007.79       0.60%       $2.99
Hypothetical 5% Return ..........................................................   $1,000.00    $1,021.79       0.60%       $3.01

---------------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(1) During the period presented, the Wilmington Prime Money Market Portfolio, U.S. Government Portfolio and Tax-Exempt Portfolio each operated as a feeder fund in a master-feeder structure and invested 100% of their investable assets in a corresponding series of WT Investment Trust I - Money Market Series. The "Annualized Expense Ratio" includes expenses allocated from the respective series. Effective July 1, 2005, the Portfolios no longer operate in a master-feeder structure. Had this change in structure been in place as of January 1, 2005, the Portfolios' expense analysis would have been as follows:

                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     1/01/05      6/30/05       Ratio       Period
                                                                                    ---------    ---------    ----------   --------
  Prime Money Market Portfolio - Investor Shares
  Actual Fund Return ............................................................   $1,000.00    $1,011.84       0.49%       $2.44
  Hypothetical 5% Return ........................................................   $1,000.00    $1,022.37       0.49%       $2.46

  U.S. Government Portfolio - Investor Shares
  Actual Fund Return ............................................................   $1,000.00    $1,010.65       0.55%       $2.74
  Hypothetical 5% Return ........................................................   $1,000.00    $1,022.07       0.55%       $2.76

  Tax-Exempt Portfolio - Investor Shares
  Actual Fund Return ............................................................   $1,000.00    $1,007.84       0.59%       $2.94
  Hypothetical 5% Return ........................................................   $1,000.00    $1,021.84       0.59%       $2.96

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================


PORTFOLIO HOLDINGS
JUNE 30, 2005

As of June 30, 2005, 100% of the Wilmington Prime Money Market Portfolio, U.S. Government Portfolio and Tax-Exempt Portfolio investable assets were invested in a corresponding series of WT Investment Trust I. The following tables present a summary of the portfolio holdings of each of the corresponding series of the WT Investment Trust I as a percent of its total investments.

PRIME MONEY MARKET SERIES

Certificates of Deposit ................................................    50.5%
Commercial Paper .......................................................    25.9%
Repurchase Agreements ..................................................    19.1%
Bank Notes .............................................................     3.6%
U.S. Agency Obligations ................................................     0.9%
                                                                           -----
                                                                           100.0%
                                                                           =====


U.S. GOVERNMENT SERIES

U.S. Agency Obligations ................................................    78.7%
Repurchase Agreements ..................................................    21.3%
                                                                           -----
                                                                           100.0%
                                                                           =====


TAX-EXEMPT SERIES

Illinois ...............................................................    15.9%
Texas ..................................................................    15.2%
Florida ................................................................    14.4%
Georgia ................................................................     7.9%
Tennessee ..............................................................     6.3%
Nebraska ...............................................................     5.6%
Wyoming ................................................................     5.0%
Massachusetts ..........................................................     4.2%
New York ...............................................................     3.5%
All Other ..............................................................    22.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolios file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005

                                                                                           Prime            U.S.
                                                                                       Money Market      Government     Tax-Exempt
                                                                                         Portfolio       Portfolio       Portfolio
                                                                                      --------------    ------------   ------------
ASSETS:
Investment in Series, at value....................................................    $2,213,415,054    $747,093,072   $359,968,400
Other assets......................................................................           111,066          40,829         22,943
                                                                                      --------------    ------------   ------------
Total assets......................................................................     2,213,526,120     747,133,901    359,991,343
                                                                                      --------------    ------------   ------------
LIABILITIES:
Dividends payable.................................................................         4,273,958       1,474,736        536,807
Accrued expenses..................................................................           559,510         206,751        121,234
                                                                                      --------------    ------------   ------------
Total liabilities.................................................................         4,833,468       1,681,487        658,041
                                                                                      --------------    ------------   ------------
NET ASSETS........................................................................    $2,208,692,652    $745,452,414   $359,333,302
                                                                                      ==============    ============   ============
NET ASSETS CONSIST OF:
Paid-in capital...................................................................    $2,208,665,414    $745,439,175   $359,333,302
Accumulated net realized gain on investments......................................            27,238          13,239             --
                                                                                      --------------    ------------   ------------
NET ASSETS........................................................................    $2,208,692,652    $745,452,414   $359,333,302
                                                                                      ==============    ============   ============
NET ASSETS BY SHARE CLASS:
 Investor Shares..................................................................    $    6,863,430    $  3,938,685   $ 13,084,333
 Service Shares...................................................................     2,201,829,222     741,513,729    346,248,969
                                                                                      --------------    ------------   ------------
                                                                                      $2,208,692,652    $745,452,414   $359,333,302
                                                                                      ==============    ============   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
 ($0.01 par value, unlimited authorized shares):
 Investor Shares..................................................................         6,863,133       3,938,686     13,092,570
 Service Shares...................................................................     2,201,802,281     741,495,836    346,246,703
NET ASSET VALUE, offering and redemption price per share:
 Investor Shares..................................................................    $         1.00    $       1.00   $       1.00
 Service Shares...................................................................    $         1.00    $       1.00   $       1.00



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2005

                                                                                              Prime          U.S.
                                                                                          Money Market    Government     Tax-Exempt
                                                                                            Portfolio      Portfolio     Portfolio
                                                                                          ------------    -----------   -----------
NET INVESTMENT INCOME FROM SERIES:
 Interest income......................................................................     $46,425,250    $17,628,371   $ 7,488,672
 Expenses.............................................................................      (9,155,341)    (3,938,803)   (2,108,674)
                                                                                           -----------    -----------   -----------
   Net investment income from Series..................................................      37,269,909     13,689,568     5,379,998
                                                                                           -----------    -----------   -----------
EXPENSES:
 Administration and accounting fees...................................................          37,260         37,260        37,260
 Transfer agent fees..................................................................         302,071        114,955        62,452
 Reports to shareholders..............................................................         122,667         52,925        30,866
 Trustees' fees.......................................................................          12,736         12,736        12,765
 Compliance services..................................................................         106,800         40,573        21,388
 Distribution fees -- Investor Shares.................................................           1,075          2,111        36,222
 Shareholder service fees -- Service Shares...........................................       5,198,928      2,007,201       951,472
 Registration fees....................................................................          38,892         22,616        21,595
 Professional fees....................................................................          42,562         22,512        17,856
 Insurance............................................................................         253,779        112,117        58,733
 Other................................................................................         116,952         45,521        25,263
                                                                                           -----------    -----------   -----------
   Total expenses before expense reimbursements.......................................       6,233,722      2,470,527     1,275,872
   Administration and accounting fees waived -- Investor Shares.......................          (9,315)        (9,315)       (4,660)
                                                                                           -----------    -----------   -----------
    Total expenses, net...............................................................       6,224,407      2,461,212     1,271,212
                                                                                           -----------    -----------   -----------
 Net investment income................................................................      31,045,502     11,228,356     4,108,786
                                                                                           -----------    -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................     $31,045,502    $11,228,356   $ 4,108,786
                                                                                           ===========    ===========   ===========



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2005

                                                                                      Prime              U.S.
                                                                                   Money Market       Government        Tax-Exempt
                                                                                    Portfolio          Portfolio        Portfolio
                                                                                 ---------------    ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.......................................................    $    31,045,502    $    11,228,356   $   4,108,786
                                                                                 ---------------    ---------------   -------------
Net increase in net assets resulting from operations.........................         31,045,502         11,228,356       4,108,786
                                                                                 ---------------    ---------------   -------------
Distributions to shareholders from net investment income.....................        (31,045,502)       (11,228,356)     (4,108,786)
                                                                                 ---------------    ---------------   -------------
Portfolio share transactions (a):
 Proceeds from shares sold -- Investor Shares................................         85,960,074          1,593,523     425,953,881
 Proceeds from shares sold -- Service Shares.................................      4,179,221,039      3,292,024,006     833,947,944
 Cost of shares issued on reinvestment of distributions:
   Investor Shares...........................................................             68,535             17,810           7,902
   Service Shares............................................................          1,654,721             70,105          36,190
 Cost of shares redeemed -- Investor Shares..................................        (93,270,649)       (31,564,072)   (459,867,842)
 Cost of shares redeemed -- Service Shares...................................     (3,980,727,170)    (3,382,894,618)   (911,824,629)
                                                                                 ---------------    ---------------   -------------
Net increase (decrease) in net assets from Portfolio share
  transactions...............................................................        192,906,550       (120,753,246)   (111,746,554)
                                                                                 ---------------    ---------------   -------------
Total increase (decrease) in net assets......................................        192,906,550       (120,753,246)   (111,746,554)
NET ASSETS:
 Beginning of year...........................................................      2,015,786,102        866,205,660     471,079,856
                                                                                 ---------------    ---------------   -------------
 End of year.................................................................    $ 2,208,692,652    $   745,452,414   $ 359,333,302
                                                                                 ===============    ===============   =============
                                                                                      Shares            Shares            Shares
                                                                                 ---------------    ---------------   -------------
(A)TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold -- Investor Shares..............................................         85,960,074          1,593,523     425,953,881
 Shares sold -- Service Shares...............................................      4,179,221,039      3,292,024,006     833,947,944
 Shares issued on reinvestment of distributions:
   Investor Shares...........................................................             68,535             17,810           7,902
   Service Shares............................................................          1,654,721             70,105          36,190
 Shares redeemed -- Investor Shares..........................................        (93,270,649)       (31,564,072)   (459,867,842)
 Shares redeemed -- Service Shares...........................................     (3,980,727,170)    (3,382,894,618)   (911,824,629)
                                                                                 ---------------    ---------------   -------------
 Net decrease in shares......................................................        192,906,550       (120,753,246)   (111,746,554)
                                                                                 ===============    ===============   =============



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004

                                                                                      Prime              U.S.
                                                                                   Money Market       Government        Tax-Exempt
                                                                                    Portfolio          Portfolio        Portfolio
                                                                                 ---------------    ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.......................................................    $     8,807,501    $     3,166,974   $   1,044,997
 Net realized gain on investments............................................              7,104              7,024              --
                                                                                 ---------------    ---------------   -------------
Net increase in net assets resulting from operations.........................          8,814,605          3,173,998       1,044,997
                                                                                 ---------------    ---------------   -------------
Distributions to shareholders from net investment income.....................         (8,807,501)        (3,166,974)     (1,044,997)
                                                                                 ---------------    ---------------   -------------
Portfolio share transactions (a):
 Proceeds from shares sold -- Investor Shares................................        136,399,071          1,794,930     366,209,410
 Proceeds from shares sold -- Service Shares.................................      4,043,563,922      3,576,273,256     753,272,704
 Cost of shares issued on reinvestment of distributions:
   Investor Shares...........................................................             34,639              8,465           4,114
   Service Shares............................................................            478,286             39,266          12,483
 Cost of shares redeemed -- Investor Shares..................................       (151,265,399)        (2,164,305)   (342,605,357)
 Cost of shares redeemed -- Service Shares...................................     (4,396,558,509)    (3,673,543,393)   (854,717,691)
                                                                                 ---------------    ---------------   -------------
Net decrease in net assets from Portfolio share transactions.................       (367,347,990)       (97,591,781)    (77,824,337)
                                                                                 ---------------    ---------------   -------------
Total decrease in net assets.................................................       (367,340,886)       (97,584,757)    (77,824,337)
NET ASSETS:
 Beginning of year...........................................................      2,383,126,988        963,790,417     548,904,193
                                                                                 ---------------    ---------------   -------------
 End of year.................................................................    $ 2,015,786,102    $   866,205,660   $ 471,079,856
                                                                                 ===============    ===============   =============
                                                                                      Shares            Shares            Shares
                                                                                 ---------------    ---------------   -------------
(A)TRANSACTIONS IN CAPITAL SHARES WERE:
 Shares sold -- Investor Shares..............................................        136,399,071          1,794,930     366,209,410
 Shares sold -- Service Shares...............................................      4,043,563,922      3,576,273,256     753,272,704
 Shares issued on reinvestment of distributions:
   Investor Shares...........................................................             34,639              8,465           4,114
   Service Shares............................................................            478,286             39,266          12,483
 Shares redeemed -- Investor Shares..........................................       (151,265,399)        (2,164,305)   (342,605,357)
 Shares redeemed -- Service Shares...........................................     (4,396,558,509)    (3,673,543,393)   (854,717,691)
                                                                                 ---------------    ---------------   -------------
 Net decrease in shares......................................................       (367,347,990)       (97,591,781)    (77,824,337)
                                                                                 ===============    ===============   =============



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================


The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

PRIME MONEY MARKET PORTFOLIO --                                                          For the Fiscal Years Ended June 30,
 INVESTOR SHARES                                                                  -------------------------------------------------
                                                                                   2005      2004       2003      2002       2001
                                                                                  ------   -------    -------    -------   --------
NET ASSET VALUE -- BEGINNING OF YEAR..........................................    $ 1.00   $  1.00    $  1.00    $  1.00   $   1.00
                                                                                  ------   -------    -------    -------   --------
INVESTMENT OPERATIONS:
 Net investment income........................................................      0.02      0.01       0.01       0.02       0.06
                                                                                  ------   -------    -------    -------   --------
DISTRIBUTIONS:
 From net investment income...................................................     (0.02)    (0.01)     (0.01)     (0.02)     (0.06)
 From net realized gain.......................................................         -         -          -          -(2)       -
                                                                                  ------   -------    -------    -------   --------
   Total distributions........................................................     (0.02)    (0.01)     (0.01)     (0.02)     (0.06)
                                                                                  ------   -------    -------    -------   --------
NET ASSET VALUE -- END OF YEAR................................................    $ 1.00   $  1.00    $  1.00    $  1.00   $   1.00
                                                                                  ======   =======    =======    =======   ========
TOTAL RETURN..................................................................     1.74%     0.58%      1.07%      2.26%      5.68%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(1)
 Expenses.....................................................................     0.50%     0.53%      0.51%      0.43%      0.48%
 Net investment income........................................................     1.65%     0.59%      1.10%      2.54%      5.70%
Net assets at end of period (000 omitted).....................................    $6,683   $14,105    $28,937    $43,314   $382,884

---------------
(1) For the periods presented, the Portfolio operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I - Prime Money Market Series. Effective July 1, 2005, the Portfolio no longer operates in a master-feeder structure.
(2)  Less than $0.01 per share.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================



U.S. GOVERNMENT PORTFOLIO --                                                              For the Fiscal Years Ended June 30,
 INVESTOR SHARES                                                                   ------------------------------------------------
                                                                                    2005      2004       2003      2002       2001
                                                                                   ------   -------    -------    -------   -------
NET ASSET VALUE -- BEGINNING OF YEAR...........................................    $ 1.00   $  1.00    $  1.00    $  1.00   $  1.00
                                                                                   ------   -------    -------    -------   -------
INVESTMENT OPERATIONS:
 Net investment income.........................................................      0.02      0.01       0.01       0.02      0.05
                                                                                   ------   -------    -------    -------   -------
DISTRIBUTIONS:
 From net investment income....................................................     (0.02)    (0.01)     (0.01)     (0.02)    (0.05)
 From net realized gain........................................................         -         -          -          -(2)      -
                                                                                   ------   -------    -------    -------   -------
   Total distributions.........................................................     (0.02)    (0.01)     (0.01)     (0.02)    (0.05)
                                                                                   ------   -------    -------    -------   -------
NET ASSET VALUE -- END OF YEAR.................................................    $ 1.00   $  1.00    $  1.00    $  1.00   $  1.00
                                                                                   ======   =======    =======    =======   =======
TOTAL RETURN...................................................................     1.63%     0.53%      0.95%      2.02%     5.50%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(1)
 Expenses......................................................................     0.59%     0.58%      0.57%      0.54%     0.54%
 Net investment income.........................................................     1.44%     0.53%      0.93%      2.37%     5.59%
Net assets at end of period (000 omitted)......................................    $3,939   $33,892    $34,252    $23,576   $95,324

---------------
(1) For the periods presented, the Portfolio operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I - U.S. Government Series. Effective July 1, 2005, the Portfolio no longer operates in a master-feeder structure.
(2)  Less than $0.01 per share.


   The accompanying notes are an integral part of the financial state ments.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================


TAX-EXEMPT PORTFOLIO --                                                                  For the Fiscal Years Ended June 30,
 INVESTOR SHARES                                                                  -------------------------------------------------
                                                                                   2005       2004       2003      2002       2001
                                                                                  -------   -------    -------    -------   -------
NET ASSET VALUE -- BEGINNING OF YEAR..........................................    $  1.00   $  1.00    $  1.00    $  1.00   $  1.00
                                                                                  -------   -------    -------    -------   -------
INVESTMENT OPERATIONS:
 Net investment income........................................................       0.01       --(2)     0.01       0.01      0.03
                                                                                  -------   -------    -------    -------   -------
DISTRIBUTIONS:
 From net investment income...................................................      (0.01)      --(2)    (0.01)     (0.01)    (0.03)
                                                                                  -------   -------    -------    -------   -------
NET ASSET VALUE -- END OF YEAR................................................    $  1.00   $  1.00    $  1.00    $  1.00   $  1.00
                                                                                  =======   =======    =======    =======   =======
TOTAL RETURN..................................................................      1.16%     0.41%      0.73%      1.30%     3.38%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(1)
 Expenses.....................................................................      0.64%     0.58%      0.57%      0.56%     0.53%
 Net investment income........................................................      0.98%     0.42%      0.72%      1.49%     3.36%
Net assets at end of period (000 omitted).....................................    $13,084   $46,990    $23,382    $29,597   $65,138

---------------
(1) For the periods presented, the Portfolio operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I - Tax-Exempt Series. Effective July 1, 2005, the Portfolio no longer operates in a master-feeder structure.
(2)  Less than $0.01 per share.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================


1. DESCRIPTION OF THE FUND. Wilmington Prime Money Market Portfolio ("Prime Money Market Portfolio"), Wilmington U.S. Government Portfolio ("U.S. Government Portfolio"), and Wilmington Tax-Exempt Portfolio ("Tax-Exempt Portfolio") (each, a "Portfolio" and collectively, the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund is contained in separate reports to their shareholders.

   The Portfolios currently offer two classes of shares: Investor Shares and Service Shares. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee. Service Shares are offered to investors who use a financial intermediary to process transactions with the Portfolios and are subject to a shareholder servicing fee. Information regarding the Service Shares is included in a separate shareholder report.

   During the periods presented in this report, each Portfolio sought to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") which had the same investment objective, policies and limitations as the Portfolio. The performance of each Portfolio was directly affected by the performance of its corresponding Series. As of June 30, 2005, each Portfolio owned approximately 100% of its respective Series. The financial statements of each Series, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

   As described in Note 6, effective July 1, 2005, the Portfolios' investment structures were changed.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolios:

   Valuation of Investment in Series. Valuation of each Portfolio's investment in its Series is based on the underlying securities held by that Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   Federal Income Taxes. Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   Investment Income. Each Portfolio records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Common expenses of the Fund are allocated on a pro rata basis among the series based on relative net assets. Investment income, common expenses and realized and unrealized gains and losses on investments are allocated among each Portfolio's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS  -- continued
================================================================================


   Distributions to Shareholders. Distributions from net investment income are declared daily and paid monthly. For the Tax-Exempt Portfolio only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Portfolio's tax-exempt and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Portfolios do not incur an advisory fee directly, but rather indirectly through their investment in the Series. The investment adviser to each Series is Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation. The advisory and other fees charged to the Series are discussed in the notes to the Series' financial statements.

   The Investor Shares of each Portfolio have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows a Portfolio to pay a fee for the sale and distribution of Investor Shares, and for services provided to Investor Shares shareholders. While the Rule 12b-1 Plan provides for reimbursement of up to an annual rate of 0.20% of each Portfolio's average daily net assets of the Investor Shares, the Board of Trustees has limited annual payments to 0.10% of average daily net assets.

   Effective November 19, 2004, RSMC provides compliance services to the Portfolios pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of each Portfolio's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statements of operations.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. The tax character of distributions paid for the years ended June 30, 2005 and 2004 was as follows:

                                                                             Prime Money      U.S. Government    Tax-Exempt
                                                                           Market Portfolio      Portfolio       Portfolio
                                                                           ----------------   ---------------    ----------
        Year ended June 30, 2005
        Ordinary income ...............................................      $31,045,502        $11,228,356      $       --
        Tax-exempt income .............................................               --                 --       4,108,786

        Year ended June 30, 2004
        Ordinary income ...............................................      $ 8,807,501        $ 3,166,974      $       --
        Tax-exempt income .............................................               --                 --       1,044,997

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS  -- continued
================================================================================


As of June 30, 2005, the components of accumulated earnings on a tax basis were as follows:

                                                                             Prime Money      U.S. Government    Tax-Exempt
                                                                           Market Portfolio      Portfolio       Portfolio
                                                                           ----------------   ---------------    ----------
        Undistributed ordinary income .................................        $27,238            $13,239           $--


5. CONTRACTUAL OBLIGATIONS. The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios' maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios' existing contracts and expects the risk of loss to be remote.

6. SUBSEQUENT EVENT. Effective July 1, 2005, each Portfolio's investment structure was changed from a master-feeder structure to a stand-alone mutual fund, whereby each Portfolio directly invests in securities. The restructuring was accomplished through redemption by each Portfolio of its investment in its corresponding Series, whereby the Series distributed to the Portfolio its pro rata portion of assets and liabilities in a tax-free, in-kind distribution. No change in the investment adviser, its services or fees occurred as a result of the restructuring.

WILMINGTON FUNDS -- MONEY MARKET PORTFOLIOS -- INVESTOR SHARES
--------------------------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio, and Wilmington Tax-Exempt Portfolio (the "Portfolios") (each a series of WT Mutual Fund) as of June 30, 2005, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights (Investor Shares) for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios at June 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights (Investor Shares) for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                                              Ernst & Young LLP

Philadelphia, Pennsylvania
August 12, 2005

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 ANNUAL REPORT / JUNE 30, 2005
================================================================================


          (The following pages should be read in conjunction with the
                       Portfolios' Financial Statements.)

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Prime Money Market Series
------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005

 (Showing Percentage of Total Investments)
================================================================================


                                                                                        Moody's/S&P     Principal         Value
                                                                                         Ratings(1)      Amount         (Note 2)
                                                                                        -----------    -----------   --------------
BANK NOTES -- 3.6%
 BANKS -- 3.6%
   Bank of America, 3.17%, 08/10/05.................................................     P-1, A-1+     $80,000,000   $   80,000,000
                                                                                                                     --------------
  TOTAL BANK NOTES (Cost $80,000,000) ............................................................................       80,000,000
                                                                                                                     --------------
CERTIFICATES OF DEPOSIT -- 50.5%
 FOREIGN BANKS, FOREIGN CENTERS -- 15.2%
   ABN-Ambro Bank, 3.16%, 08/09/05..................................................     P-1, A-1+      85,000,000       85,000,456
   Deutsche Bank, 3.23%, 08/23/05...................................................     P-1, A-1+      85,000,000       84,998,687
   Landesbank Hessen-Thuringen, 3.27%, 10/20/05.....................................     P-1, A-1+      86,000,000       85,961,368
   Societe Generale, 3.18%, 08/11/05................................................     P-1, A-1+      80,000,000       80,000,000
                                                                                                                     --------------
                                                                                                                        335,960,511
                                                                                                                     --------------
 FOREIGN BANKS, U.S. BRANCHES -- 24.9%
   Barclays Bank PLC, 3.30%, 09/06/05...............................................     P-1, A-1+      80,000,000       80,000,000
   BNP Paribas, 3.01%, 07/05/05.....................................................     P-1, A-1+      50,000,000       50,000,000
   Calyon, 3.07%, 07/15/05..........................................................     P-1, A-1+      75,000,000       75,000,000
   Credit Suisse First Boston, 3.12%, 07/18/05......................................      P-1, A-1      50,000,000       50,000,000
   Credit Suisse First Boston, 3.20%, 08/08/05......................................      P-1, A-1      25,000,000       25,000,000
   Dexia Credit, 3.44%, 09/28/05....................................................     P-1, A-1+      90,000,000       90,001,103
   Lloyds Bank PLC, 3.42%, 09/29/05.................................................     P-1, A-1+      90,000,000       90,000,000
   Rabobank Nederland, 3.44%, 09/30/05..............................................     P-1, A-1+      90,000,000       90,000,000
                                                                                                                     --------------
                                                                                                                        550,001,103
                                                                                                                     --------------
 U.S. BANKS, U.S. BRANCHES -- 10.4%
   Citibank, 3.11%, 07/25/05........................................................     P-1, A-1+      89,000,000       89,000,000
   PNC Bank, 3.61%, 12/22/05........................................................      P-1, A-1      50,000,000       50,000,000
   Wells Fargo Bank, 3.07%, 07/11/05................................................     P-1, A-1+      90,000,000       90,000,000
                                                                                                                     --------------
                                                                                                                        229,000,000
                                                                                                                     --------------
  TOTAL CERTIFICATES OF DEPOSIT (Cost $1,114,961,614) ............................................................    1,114,961,614
                                                                                                                     --------------
COMMERCIAL PAPER -- 25.9%
 COMPUTER SERVICES & SOFTWARE -- 2.8%
   Hewlett Packard Co., 3.11%, 07/26/05.............................................      P-1, A-1      61,500,000       61,367,177
                                                                                                                     --------------
 EDUCATION -- 1.5%
   Johns Hopkins University, 3.20%, 07/18/05........................................     P-1, A-1+      32,500,000       32,500,000
                                                                                                                     --------------
 FINANCE & INSURANCE -- 10.8%
   Dresdner US Finance, Inc., 3.22%, 08/09/05.......................................      P-1, A-1      50,000,000       49,825,583
   General Electric Capital Corp., 3.29%, 09/08/05..................................     P-1, A-1+      50,000,000       49,684,708
   Goldman Sachs Group, 3.27%, 07/25/05.............................................      P-1, A-1      50,000,000       49,891,000
   Morgan Stanley & Co., 3.04%, 07/11/05............................................      P-1, A-1      50,000,000       49,957,777
   Morgan Stanley & Co., 3.17%, 08/11/05............................................      P-1, A-1      40,000,000       39,855,589
                                                                                                                     --------------
                                                                                                                        239,214,657
                                                                                                                     --------------
 LEASING -- 7.9%
   International Lease Finance Corp., 3.03%, 07/06/05...............................     P-1, A-1+      90,000,000       89,962,125
   Vehicle Service Corp. of America, 3.35%, 09/13/05................................      N/R, A-1      85,000,000       84,414,681
                                                                                                                     --------------
                                                                                                                        174,376,806
                                                                                                                     --------------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Prime Money Market Series
------------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================


                                                                                       Moody's/S&P     Principal          Value
                                                                                        Ratings(1)       Amount         (Note 2)
                                                                                       -----------    ------------   --------------
 UTILITIES -- 2.9%
   Centrica PLC, 3.33%, 09/09/05...................................................      P-1, A-1     $ 50,000,000   $   49,676,250
   Centrica PLC, 3.41%, 09/09/05...................................................      P-1, A-1       15,000,000       14,900,542
                                                                                                                     --------------
                                                                                                                         64,576,792
                                                                                                                     --------------
  TOTAL COMMERCIAL PAPER (Cost $572,035,432) .....................................................................      572,035,432
                                                                                                                     --------------
U.S. AGENCY OBLIGATIONS -- 0.9%
 FEDERAL HOME LOAN BANKS NOTES -- 0.9%
   Federal Home Loan Bank Notes, 2.88%, 05/25/06..................................................      20,000,000       19,853,867
                                                                                                                     --------------
  TOTAL U.S. AGENCY OBLIGATIONS (Cost $19,853,867) ...............................................................       19,853,867
                                                                                                                     --------------
REPURCHASE AGREEMENTS -- 19.1%
   With Goldman Sachs Group: at 3.42%, dated 06/30/05, to be repurchased at
    $211,020,045 on 07/01/05, collateralized by $217,330,000 of U.S. Treasury
    Notes 4.00% due 02/01/34 .....................................................................     211,000,000      211,000,000
   With Paine Webber Group: at 3.42%, dated 06/30/05, to be repurchased at
    $211,822,321 on 07/01/05, collateralized by $218,157,081 of Federal National
    Mortgage Association Securities with various coupons and maturities to 07/01/35 ..............     211,802,200      211,802,200
                                                                                                                     --------------
  TOTAL REPURCHASE AGREEMENTS (Cost $422,802,200) ................................................................      422,802,200
                                                                                                                     --------------
TOTAL INVESTMENTS (Cost $2,209,653,113)+ -- 100.0% ...............................................................   $2,209,653,113
                                                                                                                     ==============

---------------
+   Cost for federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.















    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / U.S. Government Series
---------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005

 (Showing Percentage of Total Investments)
================================================================================


                                                                                                     Principal        Value
                                                                                                      Amount         (Note 2)
                                                                                                    -----------   ------------
U.S. AGENCY OBLIGATIONS -- 78.7%
 FEDERAL FARM CREDIT BANKS NOTES -- 9.8%
   Federal Farm Credit Banks Notes, 3.07%, 07/07/05*............................................    $50,000,000   $ 49,999,733
   Federal Farm Credit Banks Notes, 3.14%, 07/15/05*............................................     10,000,000      9,999,681
   Federal Farm Credit Banks Notes, 3.19%, 07/20/05*............................................     13,350,000     13,348,535
                                                                                                                  ------------
                                                                                                                    73,347,949
                                                                                                                  ------------
 FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 4.5%
   Federal Home Loan Bank Notes, 3.10%, 08/11/05 ...............................................     33,690,000     33,571,055
                                                                                                                  ------------
 FEDERAL HOME LOAN BANKS NOTES -- 14.3%
   Federal Home Loan Banks Notes, 3.00%, 07/05/05* .............................................     14,150,000     14,147,747
   Federal Home Loan Banks Notes, 2.22%, 08/09/05 ..............................................     14,000,000     13,984,795
   Federal Home Loan Banks Notes, 1.76%, 08/15/05 ..............................................     10,000,000      9,982,034
   Federal Home Loan Banks Notes, 3.25%, 08/15/05 ..............................................     15,100,000     15,099,105
   Federal Home Loan Banks Notes, 6.88%, 08/15/05 ..............................................      5,000,000      5,021,622
   Federal Home Loan Banks Notes, 1.50%, 08/19/05 ..............................................      5,595,000      5,582,206
   Federal Home Loan Banks Notes, 3.27%, 09/12/05* .............................................     20,000,000     19,997,531
   Federal Home Loan Banks Notes, 2.25%, 09/13/05 ..............................................      5,000,000      4,989,725
   Federal Home Loan Banks Notes, 6.50%, 11/15/05 ..............................................      4,100,000      4,144,312
   Federal Home Loan Banks Notes, 2.00%, 12/28/05 ..............................................      4,000,000      3,968,502
   Federal Home Loan Banks Notes, 2.88%, 05/25/06 ..............................................     10,000,000      9,926,934
                                                                                                                  ------------
                                                                                                                   106,844,513
                                                                                                                  ------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 17.9%
   Federal Home Loan Mortgage Corporation Discount Notes, 2.95%, 07/05/05.......................     23,390,000     23,382,333
   Federal Home Loan Mortgage Corporation Discount Notes, 3.09%, 08/09/05.......................     11,100,000     11,062,843
   Federal Home Loan Mortgage Corporation Discount Notes, 3.11%, 09/06/05.......................     25,000,000     24,855,298
   Federal Home Loan Mortgage Corporation Discount Notes, 3.22%, 09/06/05.......................     25,000,000     24,850,181
   Federal Home Loan Mortgage Corporation Discount Notes, 3.30%, 09/20/05.......................     25,000,000     24,814,375
   Federal Home Loan Mortgage Corporation Discount Notes, 3.33%, 09/20/05.......................     25,000,000     24,812,688
                                                                                                                  ------------
                                                                                                                   133,777,718
                                                                                                                  ------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 2.3%
   Federal Home Loan Mortgage Corporation Notes, 1.50%, 08/15/05................................      6,885,000      6,870,376
   Federal Home Loan Mortgage Corporation Notes, 2.55%, 11/17/05................................     10,000,000      9,963,346
                                                                                                                  ------------
                                                                                                                    16,833,722
                                                                                                                  ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 15.1%
   Federal National Mortgage Association Discount Notes, 2.83%, 07/13/05........................     30,000,000     29,971,700
   Federal National Mortgage Association Discount Notes, 2.86%, 07/13/05........................     30,000,000     29,971,399
   Federal National Mortgage Association Discount Notes, 3.14%, 08/17/05........................     27,145,000     27,033,721
   Federal National Mortgage Association Discount Notes, 3.12%, 09/07/05........................     25,000,000     24,852,667
                                                                                                                  ------------
                                                                                                                   111,829,487
                                                                                                                  ------------



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / U.S. Government Series
---------------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================


                                                                                                     Principal        Value
                                                                                                      Amount         (Note 2)
                                                                                                    -----------   ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 14.8%
   Federal National Mortgage Association Notes, 2.50%, 07/20/05*................................    $10,000,000   $  9,973,215
   Federal National Mortgage Association Notes, 3.03%, 07/21/05*................................     25,000,000     24,994,980
   Federal National Mortgage Association Notes, 3.25%, 09/09/05*................................     29,250,000     29,242,470
   Federal National Mortgage Association Notes, 2.32%, 09/12/05.................................     15,000,000     14,970,612
   Federal National Mortgage Association Notes, 3.31%, 09/22/05*................................     25,000,000     24,978,174
   Federal National Mortgage Association Notes, 6.40%, 09/27/05.................................      1,600,000      1,611,392
   Federal National Mortgage Association Notes, 2.00%, 01/23/06.................................      5,000,000      4,957,479
                                                                                                                  ------------
                                                                                                                   110,728,322
                                                                                                                  ------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $586,932,766).............................................                   586,932,766
                                                                                                                  ------------
REPURCHASE AGREEMENTS -- 21.3%
   With Goldman Sachs Group: at 3.42%, dated 06/30/05, to be repurchased at
    $79,007,505 on 07/01/05, collateralized by $81,370,000 of Federal Home Loan
    Mortgage Corporation Securities with a rate of 5.50% and a maturity of 01/01/35 ............     79,000,000     79,000,000
   With Paine Webber Group: at 3.42%, dated 06/30/ 05, to be repurchased at
    $79,951,995 on 07/01/05, collateralized by $82,343,835 of Federal National
    Mortgage Association Securities with various coupons and maturities to 07/01/35 ............     79,944,400     79,944,400
                                                                                                                  ------------
  TOTAL REPURCHASE AGREEMENTS (Cost $158,944,400) ..............................................                   158,944,400
                                                                                                                  ------------
TOTAL INVESTMENTS (Cost $745,877,166)+ -- 100.0% ...............................................                  $745,877,166
                                                                                                                  ============

---------------
+  Cost for federal income tax purposes.
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

















    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Tax Exempt Series
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005

 (Showing Percentage of Total Investments)
================================================================================


                                                                                           Moody's/S&P     Principal       Value
                                                                                           Ratings(1)       Amount        (Note 2)
                                                                                          ------------    -----------   -----------
MUNICIPAL BONDS -- 100.0%
 DELAWARE -- 2.6%
   Delaware Economic Dev. Auth. Var. Rate Demand Rev.
    Bonds (St. Andrew's School Proj.), Ser. 2003, 2.30%, 07/07/05*....................    VMIG-1, A-1+    $ 9,400,000   $ 9,400,000
                                                                                                                        -----------
 FLORIDA -- 14.4%
   Brevard County Florida Health Fac. Auth. Health Care Fac. Rev. Ref. Bonds (Health
    First Inc. Proj.), 2.28%, 08/05/05................................................     VMIG-1, N/R      1,400,000     1,400,000
   City of Jacksonville, FL Commercial Paper Notes Ser. A, 2.80%, 08/12/05............      P-1, A-1+       9,380,000     9,380,000
   City of Jacksonville, FL PCR Rev. Ref. Bonds Florida Power & Light Co. Proj.,
    2.50%, 07/12/05...................................................................      P-1, A-1       11,450,000    11,450,000
   Jacksonville, FL Electric Auth., 2.85%, 09/01/05...................................     VMIG-1, A-1     11,500,000    11,500,000
   Orange County, FL Health Fac. Auth. Ref. Prog. Rev. Bonds, Ser. 1985 (Pooled Hosp.
    Loan Prog.), 2.70%, 08/01/05......................................................    VMIG-1, A-1+      8,000,000     8,000,000
   Orange County, FL Housing Fin. Auth. Multi-Family Housing
    Ref. Rev. Bonds (Post Fountains at Lee Vista Proj.),
    FNMA Gtd., Ser. 1997E, 2.30%, 07/07/05*...........................................      N/R, A-1+       4,235,000     4,235,000
   Palm Beach County, FL Health Fac. Auth. Variable Rate Rev. Bonds (Bethesda
    Healthcare Sys. Proj.), LOC SunTrust Bank, Ser. 2001, 2.28%, 07/01/05.............     VMIG-1, N/R      2,400,000     2,400,000
   St. Lucie County, FL Poll. Cntrl. Ref. Rev. Bonds (Florida Power & Light Proj.),
    Ser. 2000, 2.30%, 07/01/05*.......................................................     VMIG-1, A-1      3,300,000     3,300,000
                                                                                                                        -----------
                                                                                                                         51,665,000
                                                                                                                        -----------
 GEORGIA -- 7.9%
   Clayton County, GA Hosp. Auth. Rev. Ant. Cert. (Southern Regional
    Medical Center Proj.), LOC SunTrust Bank, Ser. 1998B, 2.29%,
    07/07/05*.........................................................................      Aa1, N/R        3,670,000     3,670,000
   Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp., Inc. Proj.), LOC SunTrust
    Bank, Ser. 1997, 2.29%, 07/07/05*.................................................      Aa2, N/R        1,400,000     1,400,000
   Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp., Inc. Proj.), LOC SunTrust
    Bank, Ser. 2000, 2.29%, 07/07/05*.................................................     VMIG-1, N/R      4,300,000     4,300,000
   Columbus, GA Housing Auth. Rev. Bonds (Columbus State Univ.
    Foundation, Inc. Proj.), LOC SunTrust Bank, Ser. 1997, 2.29%, 07/07/05*...........      Aa2, N/R        1,000,000     1,000,000
   Floyd County, GA Dev. Auth. Environ. Imp. Rev. Bonds (Georgia Power Co. Plant
    Hammond Proj.), Ser. 1996, 2.28%, 07/01/05*.......................................     VMIG-1, A-1      1,200,000     1,200,000
   Floyd County, GA Dev. Auth. Rev. Bonds (Berry College, Inc. Proj.), LOC SunTrust
    Bank, Ser. 1999, 2.29%, 07/07/05*.................................................      Aa2, N/R        3,400,000     3,400,000
   Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis Foundation, Inc. Proj.), LOC
    SunTrust Bank, Ser. 1996, 2.29%, 07/07/05*........................................      Aa2, N/R          800,000       800,000
   Fulton County, GA Dev. Auth. Rev. Bonds (Trinity School, Inc. Proj.), LOC SunTrust
    Bank, Ser. 2000, 2.29%, 07/07/05*.................................................     VMIG-1, N/R      5,700,000     5,700,000
   Gwinnett County, GA Dev. Auth. Rev. Bonds (Wesleyan School, Inc. Proj.), LOC
    SunTrust Bank, Ser. 1999, 2.29%, 07/07/05*........................................      Aa2, N/R        5,000,000     5,000,000
   Heard County, GA Poll. Cntrl. Rev. Bonds (Georgia Power Co. Plant
    Wansley Proj.), Ser. 1996, 2.33%, 07/01/05*.......................................     VMIG-1, A-1      2,000,000     2,000,000
                                                                                                                        -----------
                                                                                                                         28,470,000
                                                                                                                        -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Tax Exempt Series
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================


                                                                                           Moody's/S&P     Principal       Value
                                                                                           Ratings(1)       Amount        (Note 2)
                                                                                          ------------    -----------   -----------
 ILLINOIS -- 15.9%
   Illinois Dev. Fin. Auth. Rev. Bonds (Goodman Theatre Proj.),
    LOC Banc One N.A./Northern Trust, Ser. 1999, 2.35%, 07/07/05*.....................      N/R, A-1+     $13,400,000   $13,400,000
   Illinois Dev. Fin. Auth. Rev. Bonds (Radiological Society Proj.),
    LOC American NB & T, Ser. 1997, 2.32%, 07/07/05*..................................      N/R, A-1+       1,970,000     1,970,000
   Illinois Educ. Fac. Auth. Commercial Paper Rev. Notes (Pooled Financing Prog.),
    2.80%, 08/11/05*..................................................................      N/R, A-1+       3,800,000     3,800,000
   Illinois Educ. Fac. Auth. Rev. Bonds (ACI/Cultural Pooled Financing Proj.), LOC
    American NB & T, Ser. 1998, 2.32%, 07/07/05*......................................      N/R, A-1+       7,835,000     7,835,000
   Illinois Educ. Fac. Auth. Rev. Bonds Ser. 2001B-3 (The Univ. of Chicago), 1.65%,
    07/28/05..........................................................................    VMIG-1, A-1+     20,000,000    20,000,000
   Illinois Health Fac. Auth. Var. Rate Adjustable Demand Rev. Bonds, Ser. 1995
    (Evanston Hospital Corp.), 2.63%, 11/03/05........................................    VMIG-1, A-1+      4,000,000     4,000,000
   Illinois Health Fac. Auth. Var. Rate Adjustable Demand Rev. Bonds, Ser. 1996
    (Evanston Hospital Corp.), 2.85%, 09/15/05........................................    VMIG-1, A-1+      6,000,000     6,000,000
                                                                                                                        -----------
                                                                                                                         57,005,000
                                                                                                                        -----------
 KANSAS -- 1.4%
   Wamego, KS Poll. Cntrl. Ref. Rev. Bonds (Utilicorp United, Inc. Proj.),
    LOC Bank One, NA, Ser. 1996, 2.35%, 07/07/05*.....................................      P-1, A-1+       5,000,000     5,000,000
                                                                                                                        -----------
 MARYLAND -- 2.8%
   Maryland Health & Higher Educ. Fac. Rev. Bonds Commercial Paper Rev. Notes (The
    Johns Hopkins Univ.) Ser. B, 2.55%, 09/07/05......................................      P-1, A-1+      10,000,000    10,000,000
                                                                                                                        -----------
 MASSACHUSETTS -- 4.2%
   Massachusetts State Health & Educ. Fac. Auth. Rev. Notes,
    Harvard Univ. Issue, Ser. EE, 2.80%, 08/15/05.....................................      P-1, A-1+      15,000,000    15,000,000
                                                                                                                        -----------
 MISSISSIPPI -- 1.7%
   Jackson County, MS Port Fac. Rev. Bonds (Chevron U.S.A., Inc. Proj.),
    Ser. 1993, 2.30%, 07/01/05*.......................................................      P-1, N/R        6,160,000     6,160,000
                                                                                                                        -----------
 MISSOURI -- 1.0%
   Missouri Health & Educ. Fac. Auth. (Washington Univ. Proj.), Ser. 1996A,
    2.30%, 07/01/05*..................................................................    VMIG-1, A-1+      3,665,000     3,665,000
                                                                                                                        -----------
 NEBRASKA -- 5.6%
   Nebraska Public Power Dist., 2.80%, 09/02/05.......................................      P-1, A-1       11,000,000    11,000,000
   Omaha Public Power Dist. Nebraska Commercial Paper Notes, 2.75%,
    08/09/05..........................................................................      P-1, A-1+       9,000,000     9,000,000
                                                                                                                        -----------
                                                                                                                         20,000,000
                                                                                                                        -----------
 NEVADA -- 2.8%
   Clark County, NV Highway Revenue (Motor Vehicle Fuel Tax) Commercial Paper Notes,
    Ser. 2005B, 2.70%, 08/08/05.......................................................      P-1, A-1+      10,000,000    10,000,000
                                                                                                                        -----------
 NEW YORK -- 3.5%
   New York City Muni Water Auth. Commercial Paper Notes Ser. 6, 2.85%, 08/18/05......      P-1, A-1+      12,500,000    12,500,000
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Tax Exempt Series
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================


                                                                                           Moody's/S&P     Principal       Value
                                                                                           Ratings(1)       Amount        (Note 2)
                                                                                          ------------    -----------   -----------
 NORTH CAROLINA -- 1.4%
   Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth. Rev. Bonds
    (Texas Gulf Proj.), LOC BNP Paribas, Ser. 1985, 2.53%, 07/07/05*..................      Aa2, N/R      $ 5,000,000   $ 5,000,000
                                                                                                                        -----------
 OKLAHOMA -- 1.3%
   Tulsa County Ind. Auth., OK Var. Rate Demand Mtge. Rev. Bonds,
    (Montereau in Warren Woods Proj.), LOC BNP Paribas, Ser. 2002A,
    2.30%, 07/01/05*..................................................................      N/R, A-1+       4,500,000     4,500,000
                                                                                                                        -----------
 PENNSYLVANIA -- 1.2%
   Beaver County, PA Ind. Dev. Auth. Poll. Cntrl. Rev. Bonds
    (Atlantic Richfield Co. Proj.), Ser. 1995, 2.25%, 07/07/05*.......................    VMIG-1, A-1+      4,200,000     4,200,000
                                                                                                                        -----------
 TENNESSEE -- 6.3%
   City of Memphis, TN Gen. Oblig. Commercial Paper, 2.45%, 08/04/05..................      P-1, A-1+      12,700,000    12,700,000
   Clarksville, TN Public Bldg. Auth. Adjustable Rate Pooled Financing Rev. Bonds,
    Ser. 2004- (Tennessee Muni Bond Fund), 2.28%, 07/01/05*...........................     VMIG-1, N/R      3,500,000     3,500,000
   Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee Municipal Bond Fund
    Proj.), LOC Bank of America, Ser. 1984, 2.30%, 07/07/05*..........................      N/R, A-1+       2,150,000     2,150,000
   Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee Municipal Bond Fund
    Proj.), LOC Bank of America, Ser. 1995, 2.30%, 07/07/05*..........................      N/R, A-1+       1,000,000     1,000,000
   Montgomery County, TN Public Bldg. Auth. Adjustable Rate Pooled
    Financing Rev. Bonds, Ser. 2004 (Tennessee County Loan Pool), 2.28%,
    07/01/05*.........................................................................     VMIG-1, N/R      2,300,000     2,300,000
   Montgomery County, TN Public Bldg. Auth. Rev. Bonds (Tennessee County Loan Pool),
    LOC Bank of America, Ser. 2002, 2.28%, 07/01/05*..................................     VMIG-1, N/R        885,000       885,000
                                                                                                                        -----------
                                                                                                                         22,535,000
                                                                                                                        -----------
 TEXAS -- 15.2%
   City of Houston, TX Subordinate Lien Hotel Occupancy And Parking Rev. Commercial
    Paper Notes, Ser. A, 2.45%, 08/01/05..............................................      P-1, A-1+       6,900,000     6,900,000
   City of San Antonio, TX Electric and Gas System TECP, 2.80%, 08/16/05..............      P-1, A-1+       7,500,000     7,500,000
   City of San Antonio, TX Electric and Gas System TECP, 2.57%, 09/07/05..............      P-1, A-1+       7,500,000     7,500,000
   City of San Antonio, TX Water System Commercial Paper Notes, 2.80%, 08/12/05.......      P-1, A-1+       6,000,000     6,000,000
   Harris County, TX Health Fac. Auth. Dev. Corp. Hosp. Rev. Bonds (Texas Children's
    Hosp. Proj.), Ser. 1991B-1, 2.32%, 07/01/05*......................................    VMIG-1, A-1+      8,700,000     8,700,000
   Harris County, TX Health Fac. Dev. Corp. (St. Luke's Episcopal Hosp. Proj.), Ser.
    2001B, 2.30%, 07/01/05*...........................................................      N/R, A-1+       4,700,000     4,700,000
   Port Arthur Navigation Dist. of Jefferson County, TX Poll. Contrl. Rev. Ref. Bonds
    (Texaco Inc. Proj.), Ser. 1994, 2.30%, 07/01/05*..................................      P-1, A-1+       1,300,000     1,300,000
   Southwest Higher Educ. Auth., TX Higher Educ. Rev. Bonds (Southern Methodist Univ.
    Proj.), LOC Landesbank Hessen-Thurigen, Ser. 1985, 2.30%, 07/01/05*...............     VMIG-1, N/R      2,095,000     2,095,000
   State of Texas Public Finance Auth. Commercial Paper, 2.75%, 08/10/05..............      P-1, A-1+      10,000,000    10,000,000
                                                                                                                        -----------
                                                                                                                         54,695,000
                                                                                                                        -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Tax Exempt Series
----------------------------------------------------------------
 INVESTMENTS / JUNE 30, 2005 -- continued

================================================================================


                                                                                          Moody's/S&P     Principal        Value
                                                                                           Ratings(1)      Amount        (Note 2)
                                                                                          -----------    -----------   ------------
 VIRGINIA -- 1.4%
   University of Virginia Commercial Paper Gen. Rev. Pledge Notes, Ser. 2003A, 2.75%,
    08/05/05..........................................................................     P-1, A-1+     $ 5,000,000   $  5,000,000
                                                                                                                       ------------
 WASHINGTON -- 2.9%
   King County, WA TECP Sewer Rev. Bonds Sewer Rev. Bond Ant.
    Commercial Paper Notes, 2.80%, 08/11/05...........................................      P-1, A-1       6,500,000      6,500,000
   Washington Health Care Fac. Auth. Lease Rev. Bonds
    (National Healthcare Research & Educ. Proj.), LOC BNP Paribas,
    2.35%, 07/07/05...................................................................    VMIG-1, N/R      4,000,000      4,000,000
                                                                                                                       ------------
                                                                                                                         10,500,000
                                                                                                                       ------------
 WISCONSIN -- 1.5%
   State of Wisconsin Gen. Oblig. Commercial Paper Notes, Ser. B, 2.75%,
    08/09/05..........................................................................     P-1, A-1+       5,504,000      5,504,000
                                                                                                                       ------------
 WYOMING -- 5.0%
   Sweetwater County, WY Poll. Control Rev. Bonds Pacificorp Proj. Ser. 1998A, LOC
    Barclays Bank PLC, 2.45%, 08/04/05................................................     P-1, A-1+       5,800,000      5,800,000
   Sweetwater County, WY Poll. Control Rev. Bonds Pacificorp Proj. Ser. 1998A, LOC
    Barclays Bank PLC, 2.50%, 08/05/05................................................     P-1, A-1+      10,475,000     10,475,000
   Sweetwater County, WY Poll. Control Rev. Bonds Pacificorp Proj. Ser. 1988B, LOC
    Barclays Bank PLC, 2.53%, 07/01/05*...............................................     P-1, A-1+       1,825,000      1,825,000
                                                                                                                       ------------
                                                                                                                         18,100,000
                                                                                                                       ------------
  TOTAL MUNICIPAL BONDS (Cost $358,899,000)...........................................                                  358,899,000
                                                                                                                       ------------
TOTAL INVESTMENTS -- 100.0% (Cost $358,899,000)+......................................                                 $358,899,000
                                                                                                                       ============

---------------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for Federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
LOC -- Letter of Credit.
SBPA -- Stand-By Bond Purchase Agreement.
TECP -- Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode.










    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005

                                                                                           Prime            U.S.
                                                                                       Money Market      Government     Tax-Exempt
                                                                                          Series           Series         Series
                                                                                      --------------    ------------   ------------
ASSETS:
Investment in securities, at value*...............................................    $2,209,653,113    $745,877,166   $358,899,000
Cash..............................................................................                79              26          7,096
Interest receivable...............................................................         4,588,766       1,553,514      1,239,372
                                                                                      --------------    ------------   ------------
Total assets......................................................................     2,214,241,958     747,430,706    360,145,468
                                                                                      --------------    ------------   ------------

LIABILITIES:
Accrued advisory fee..............................................................           599,064         236,681        115,626
Other accrued expenses............................................................           226,677          99,790         60,333
                                                                                      --------------    ------------   ------------
Total liabilities.................................................................           825,741         336,471        175,959
                                                                                      --------------    ------------   ------------
NET ASSETS........................................................................    $2,213,416,217    $747,094,235   $359,969,509
                                                                                      ==============    ============   ============
____________
* Investments at cost.............................................................    $2,209,653,113    $745,877,166   $358,899,000




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2005

                                                                                               Prime          U.S.
                                                                                           Money Market    Government    Tax-Exempt
                                                                                              Series         Series        Series
                                                                                           ------------    -----------   ----------
INVESTMENT INCOME:
 Interest Income.......................................................................     $46,425,275    $17,628,397   $7,488,692
                                                                                            -----------    -----------   ----------
EXPENSES:
 Advisory fees.........................................................................       7,097,060      2,991,098    1,583,642
 Administration and accounting fees....................................................       1,308,731        601,071      345,791
 Custody fees..........................................................................         165,463         67,261       40,287
 Trustees' fees........................................................................           4,773          4,773        4,773
 Compliance services...................................................................         106,811         40,586       21,443
 Professional fees.....................................................................         324,226        144,568       91,021
 Other.................................................................................         148,281         89,450       21,721
                                                                                            -----------    -----------   ----------
   Total expenses......................................................................       9,155,345      3,938,807    2,108,678
                                                                                            -----------    -----------   ----------
 Net investment income.................................................................      37,269,930     13,689,590    5,380,014
                                                                                            -----------    -----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................     $37,269,930    $13,689,590   $5,380,014
                                                                                            ===========    ===========   ==========




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2005

                                                                                    Prime              U.S.
                                                                                 Money Market       Government         Tax-Exempt
                                                                                    Series            Series             Series
                                                                               ---------------    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.....................................................    $    37,269,930    $    13,689,590   $     5,380,014
                                                                               ---------------    ---------------   ---------------
Net increase in net assets resulting from operations.......................         37,269,930         13,689,590         5,380,014
                                                                               ---------------    ---------------   ---------------
Transactions in beneficial interest:
 Contributions.............................................................      4,265,201,114      3,293,617,528     1,259,902,062
 Withdrawals...............................................................     (4,105,945,334)    (3,426,868,274)   (1,376,620,009)
                                                                               ---------------    ---------------   ---------------
Net increase (decrease) in net assets from transactions in beneficial
  interest.................................................................        159,255,780        133,250,746      (116,717,947)
                                                                               ---------------    ---------------   ---------------
Total increase (decrease) in net assets....................................        196,525,710       (119,561,156)     (111,337,933)
                                                                               ---------------    ---------------   ---------------
NET ASSETS:
 Beginning of year.........................................................      2,016,890,507        866,655,391       471,307,442
                                                                               ---------------    ---------------   ---------------
 End of year...............................................................    $ 2,213,416,217    $   747,094,235   $   359,969,509
                                                                               ===============    ===============   ===============




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2004

                                                                                    Prime              U.S.
                                                                                 Money Market       Government         Tax-Exempt
                                                                                    Series            Series             Series
                                                                               ---------------    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:

Operations:
 Net investment income.....................................................    $    14,730,170    $     5,623,083   $     2,262,600
 Net realized gain on investments..........................................              7,104              7,024                --
                                                                               ---------------    ---------------   ---------------
Net increase in net assets resulting from operations.......................         14,737,274          5,630,107         2,262,600
                                                                               ---------------    ---------------   ---------------
Transactions in beneficial interest:
 Contributions.............................................................      4,179,962,992      3,578,068,185     1,119,482,114
 Withdrawals...............................................................     (4,562,517,995)    (3,681,534,767)   (1,199,612,236)
                                                                               ---------------    ---------------   ---------------
Net decrease in net assets from transactions in beneficial interest........       (382,555,003)      (103,466,582)      (80,130,122)
                                                                               ---------------    ---------------   ---------------
Total decrease in net assets...............................................       (367,817,729)       (97,836,475)      (77,867,522)

NET ASSETS:
 Beginning of year.........................................................      2,384,708,236        964,491,866       549,174,964
                                                                               ---------------    ---------------   ---------------
 End of year...............................................................    $ 2,016,890,507    $   866,655,391   $   471,307,442
                                                                               ===============    ===============   ===============


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
================================================================================


1. DESCRIPTION OF THE TRUST. Prime Money Market Series, U.S. Government Series, and Tax-Exempt Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust is contained in separate reports to their investors.

   As described in Note 7, effective July 1, 2005, each Series ceased operations.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   Security Valuation. Each Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   Federal Income Taxes. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   Investment Income Allocation. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   Repurchase Agreements. Each Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Series has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   Other. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS  -- continued
================================================================================


3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. RSMC, a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Series. RSMC receives an advisory fee at an annual rate of 0.37% of each Series' first $1 billion of average daily net assets; 0.33% of each Series' next $500 million of average daily net assets; 0.30% of each Series' next 500 million of average daily net assets; and 0.27% of each Series' average daily net assets in excess of $2 billion.

   Effective November 19, 2004, RSMC provides compliance services to the Series pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.006% of each Series' average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2005 are shown separately on the statements of operations.

   Prior to September 30, 2004, RSMC provided administrative and accounting services to each Series. For the period July 1, 2004 to September 30, 2004, RSMC was paid $513,458, $209,547, and $111,724, by the Prime Money Market, U.S. Government, and Tax-Exempt Series, respectively, for these services.

   Wilmington Trust Company, an affiliate of RSMC, serves as custodian and PFPC Trust Company serves as sub-custodian to the Trust.

4. FINANCIAL HIGHLIGHTS

                                                                                          For the Fiscal Years Ended June 30,
                                                                                           ----------------------------------
                                                                                          2005    2004   2003    2002    2001
                                                                                          ----    ----   ----    ----    ----
  PRIME MONEY MARKET SERIES
  Total Return ........................................................................   1.78%   0.65%  1.14%   2.24%   5.70%
  Ratios to Average Net Assets:
   Expenses ...........................................................................   0.44%   0.46%  0.45%   0.45%   0.45%
   Net investment income ..............................................................   1.78%   0.66%  1.13%   2.19%   5.51%

  U.S. GOVERNMENT SERIES
  Total Return ........................................................................   1.71%   0.61%  1.02%   2.06%   5.66%
  Ratios to Average Net Assets:
   Expenses ...........................................................................   0.49%   0.50%  0.50%   0.50%   0.49%
   Net investment income  .............................................................   1.70%   0.60%  1.03%   2.07%   5.24%

  TAX-EXEMPT SERIES
  Total Return ........................................................................   1.29%   0.48%  0.80%   1.36%   3.42%
  Ratios to Average Net Assets:
   Expenses ...........................................................................   0.49%   0.51%  0.50%   0.50%   0.50%
   Net investment income ..............................................................   1.26%   0.48%  0.80%   1.36%   3.33%


5. CREDIT RISK. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 NOTES TO FINANCIAL STATEMENTS  -- continued
================================================================================


   Approximately 32% of the investments of the Tax-Exempt Series on June 30, 2005, were insured by private issuers that guarantee payment of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

6. CONTRACTUAL OBLIGATIONS. The Series enter into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series have not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

7. SUBSEQUENT EVENT. Effective July 1, 2005, each Series distributed all of its assets and liabilities to its investors in a tax-free, in-kind distribution and ceased operations.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES
--------------------------------------------
 REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Prime Money Market Series, U.S. Government Series, and Tax-Exempt Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2005, and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2005, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                                  Ernst & Young LLP

Philadelphia, Pennsylvania
August 12, 2005

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS
================================================================================


WT Mutual Fund (the "Fund") and WT Investment Trust I (the "Trust" and, together with the Fund, the "Fund Complex") are each governed by a Board of Trustees. Each person who serves as a Trustee of the Fund also serves as a Trustee of the Trust. In addition to having the same board members, the Fund Complex has the same officers. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of their respective shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                 Principal               Fund             Other
                              Position(s)         Term of Office               Occupation(s)            Complex       Directorships
                               Held with           and Length of                During Past           Overseen by        Held by
Name, Address and Age         Fund Complex          Time Served                 Five Years              Trustee          Trustee
---------------------         ------------   ------------------------    ------------------------    -------------   --------------
ROBERT J. CHRISTIAN(1)        Trustee,       Shall serve until death,    Executive Vice                   48         Wilmington
Date of Birth: 2/49           President,     resignation or removal.     President and                               Low Volatility
                              Chief          Trustee since November      Chief Investment                            Fund of Funds
                              Executive      2004.                       Officer of Wilmington                       (Closed-End
                              Officer and                                Trust Company since                         Registered
                              Chairman of                                February 1996; President                    Investment
                              the Board                                  of Rodney Square                            Company).
                                                                         Management Corporation
                                                                         ("RSMC") from 1996
                                                                         to 2005; Vice President
                                                                         of RSMC since 2005.

FRED FILOON(2)                Trustee        Shall serve until death,    Senior Vice President,           48         None
520 Madison Avenue                           resignation or removal.     Principal of Cramer
New York, NY 10022                           Trustee since November      Rosenthal McGlynn, LLC
Date of Birth: 3/42                          2004.                       since 1991.

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.
(2) Mr. Filoon is an "interested" Trustee by reason of his position as Senior Vice President to Cramer Rosenthal McGlynn LLC, an investment adviser to the Trust.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================


                                                                                                    Number of
                                                                                                  Portfolios in
                                                                              Principal               Fund              Other
                        Position(s)           Term of Office                Occupation(s)            Complex        Directorships
                         Held with            and Length of                  During Past           Overseen by         Held by
Name, Address and Age   Fund Complex           Time Served                   Five Years              Trustee           Trustee
---------------------   ------------   ---------------------------    ------------------------    -------------   -----------------
INDEPENDENT TRUSTEES

ROBERT H. ARNOLD        Trustee        Shall serve until death,       Founder and                      48         First Potomac
Date of Birth: 3/44                    resignation or removal.        co-manages,                                 Realty Trust
                                       Trustee since May 1997.        R. H. Arnold & Co.,
                                                                      Inc. (investment
                                                                      banking company)
                                                                      since 1989.

DR. ERIC BRUCKER        Trustee        Shall serve until death,       Professor                        48         Wilmington
Date of Birth: 12/41                   resignation or removal.        of Economics                                Low Volatility
                                       Trustee since October 1999.    Widener University                          Fund of Funds
                                                                      since July 2004;                            (Closed-End
                                                                      Formally, Dean,                             Registered
                                                                      School of Business                          Investment
                                                                      Administration of                           Company).
                                                                      Widener University
                                                                      from 2001 to 2004;
                                                                      Prior to that, Dean,
                                                                      College of Business,
                                                                      Public Policy and
                                                                      Health at the University
                                                                      of Maine from September
                                                                      1998 to June 2001.

NICHOLAS A. GIORDANO    Trustee        Shall serve until death,       Consultant, financial            48         Wilmington
Date of Birth: 3/43                    resignation or removal.        services organizations                      Low Volatility
                                       Trustee since October          from 1997 to present;                       Fund of Funds
                                       1998.                          Interim President,                          (Closed-end
                                                                      LaSalle University                          Registered
                                                                      from 1998 to 1999.                          Investment
                                                                                                                  Company);
                                                                                                                  Kalmar Pooled
                                                                                                                  Investment Trust;
                                                                                                                  Independence
                                                                                                                  Blue Cross;
                                                                                                                  Intricon
                                                                                                                  Corporation
                                                                                                                  (industrial
                                                                                                                  furnaces and
                                                                                                                  ovens).


WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================


INDEPENDENT TRUSTEES

                                                                                                       Number of
                                                                                                     Portfolios in
                                                                                  Principal              Fund             Other
                                 Position(s)         Term of Office             Occupation(s)           Complex       Directorships
                                  Held with           and Length of              During Past          Overseen by        Held by
Name, Address and Age            Fund Complex          Time Served                Five Years            Trustee          Trustee
---------------------            ------------   ------------------------    ---------------------    -------------   --------------
LOUIS KLEIN, JR.                 Trustee        Shall serve until death,    Self-employed                 48         WHX
Date of Birth: 5/35                             resignation or removal.     financial consultant                     Corporation
                                                Trustee since October       since 1991.                              (industrial
                                                1999.                                                                manufacturer);
                                                                                                                     CRM Mutual
                                                                                                                     Fund Trust.

CLEMENT C. MOORE, II             Trustee        Shall serve until death,    Managing Partner,             48         CRM Mutual
Date of Birth: 9/44                             resignation or removal.     Mariemont Holdings,                      Fund Trust
                                                Trustee since October       LLC, (real estate
                                                1999.                       holding and
                                                                            development company)
                                                                            since 1980.

JOHN J. QUINDLEN                 Trustee        Shall serve until death,    Retired since 1993.           48         None
Date of Birth: 5/32                             resignation or removal.
                                                Trustee since October
                                                1999.

MARK A. SARGENT                  Trustee        Shall serve until death,    Dean and Professor of         48         Wilmington
Date of Birth: 4/51                             resignation or removal.     Law, Villanova                           Low Volatility
                                                Trustee since               University School of                     Fund of Funds
                                                November 2001.              Law since July 1997.                     (Closed-end
                                                                                                                     Registered
                                                                                                                     Investment
                                                                                                                     Company).


WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================


EXECUTIVE OFFICERS

                                                                                                         Number of
                                                                                                       Portfolios in
                                                                                  Principal                Fund            Other
                               Position(s)         Term of Office               Occupation(s)             Complex      Directorships
                                Held with          and Length of                 During Past            Overseen by       Held by
Name, Address and Age         Fund Complex          Time Served                   Five Years              Trustee         Trustee
---------------------        ---------------  -----------------------   -----------------------------  -------------   -------------
ERIC K. CHEUNG               Chief Financial  Shall serve at the        Vice President,                     N/A             N/A
1100 North Market Street     Officer,         pleasure of the Board     Wilmington Trust
Wilmington, DE 19890         Vice President   and until successor is    Company Since 1986;
Date of Birth: 12/54         and Treasurer    elected and qualified.    and Vice President and
                                              Officer since October     Director of Rodney
                                              1998.                     Square Management
                                                                        Corporation since
                                                                        2001.

JOSEPH M. FAHEY, JR.         Vice President   Shall serve at the        Vice President, Rodney              N/A             N/A
1100 North Market Street                      pleasure of the Board     Square Management
Wilmington, DE 19890                          and until successor is    Corporation since
Date of Birth: 1/57                           elected and qualified.    1992.
                                              Officer since November
                                              1999.

WILLIAM P. RICHARDS, JR.     Vice President   Shall serve at the        Managing Director,                  N/A             N/A
100 Wilshire Boulevard                        pleasure of the Board     Roxbury Capital
Suite 1000                                    and until successor is    Management LLC
Santa Monica, CA 90401                        elected and qualified.    since 1998.
Date of Birth: 11/36                          Officer since November
                                              2004.



ANNA M. BENCROWSKY           Chief            Shall serve at the        Vice President and                  N/A             N/A
1100 North Market Street     Compliance       pleasure of the Board     Chief Compliance
Wilmington, DE 19890         Officer          and until successor is    Officer, Rodney Square
Date of Birth: 5/51                           elected and qualified.    Management Corporation
                                              Officer since September   since 2004; Vice President
                                              2004.                     and Chief Compliance
                                                                        Officer, 1838 Investment
                                                                        Advisors, LP From 1998
                                                                        to 2004; Vice President,
                                                                        Secretary, and Treasurer,
                                                                        1838 Investment Advisors
                                                                        Funds from 1995 to 2004;
                                                                        Vice President and Secretary,
                                                                        1838 Bond--Debenture
                                                                        Trading Fund from
                                                                        1982 to 2004.

CHARLOTTA NILSSON            Secretary        Shall serve at the        Mutual Fund                         N/A             N/A
1100 North Market Street                      pleasure of the Board     Regulatory Administrator,
Wilmington, DE 19890                          and until successor is    Wilmington Trust Company
Date of Birth: 9/70                           elected and qualified.    since 2003.
                                              Officer since February    From 2001 to 2003
                                              2003.                     Regulatory Administrator,
                                                                        PFPC, Inc.

WT MUTUAL FUND AND WT INVESTMENT TRUST I
----------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolios is available, without charge and upon request, on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.

                 TRUSTEES                                             WILMINGTON
              Robert H. Arnold                                             FUNDS
              Dr. Eric Brucker
            Robert J. Christian
                Fred Filoon
            Nicholas A. Giordano
              Louis Klein, Jr.
            Clement C. Moore, II                    +--------------------------+
              John J. Quindlen                      |  Money Market Portfolios |
              Mark A. Sargent                       |  Investor Shares         |
           -----------------------                  +--------------------------+
                                                    |                          |
                  OFFICERS                          |                          |
      Robert J. Christian, President/               |   o Prime Money Market   |
          Chief Executive Officer                   |                          |
        Eric Cheung, Vice President/                |   o U.S. Government      |
     Chief Financial Officer/Treasurer              |                          |
    Joseph M. Fahey, Jr., Vice President            |   o Tax-Exempt           |
        Charlotta Nilsson, Secretary                |                          |
Anna M. Bencrowsky, Chief Compliance Officer        |                          |
  William P. Richards, Jr., Vice President          |                          |
           -----------------------                  |                          |
                                                    |                          |
             INVESTMENT ADVISER                     |                          |
    Rodney Square Management Corporation            |                          |
          1100 North Market Street                  |                          |
            Wilmington, DE 19890                    |                          |
           -----------------------                  |                          |
                                                    |                          |
                 CUSTODIAN                          |                          |
          Wilmington Trust Company                  |                          |
          1100 North Market Street                  |                          |
            Wilmington, DE 19890                    |                          |
           -----------------------                  |                          |
                                                    |                          |
               TRANSFER AGENT                       |                          |
             ADMINISTRATOR AND                      |                          |
              ACCOUNTING AGENT                      |                          |
                 PFPC Inc.                          |                          |
            301 Bellevue Parkway                    |                          |
            Wilmington, DE 19809                    |                          |
           -----------------------                  |                          |
                                                    |                          |
                                                    |                          |
                                                    |                          |
                                                    |                          |
                                                    |                          |
This annual report is authorized for                |                          |
distribution only to shareholders and to            |                          |
others who have received a current                  |                          |
prospectus of the Wilmington Money Market           |                          |
Portfolios -- Investor Shares.                      |          ANNUAL          |
                                                    |       June 30, 2005      |
                                                    +--------------------------+
WMMP - ANN 6/05

THE ROXBURY FUNDS
-----------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

         The financial markets performed reasonably well over the past year, with small- and mid-cap stocks continuing to lead the way. As always, the markets remain caught between the often tumultuous and competing struggles of optimism and pessimism. The pessimists talk loudly about such issues as the price of oil, rising interest rates, and the shift in global dominance away from the West and toward the East (especially India and China). The optimists note that the economy continues to grow at a steady, yet measured pace, while corporate earnings remain healthy and the market overall seems fairly priced.

         We tend to believe that "the future for investors is bright," which happens to be the opening line of the new book, The Future for Investors, by Wharton School professor of finance Jeremy Siegel. Dr. Siegel conducted in-depth research on all companies ever included in the Standard & Poor's 500 Index over the last 50 years. His goal was to uncover the unique attributes of the relatively small number of stocks that actually did better than the overall market during this time. While Dr. Siegel's work focused on larger stocks, he found that these same attributes apply to small- and mid-caps as well.

         His conclusion? The top-performing companies had dominant brands, unique niches, and compelling valuations given their growth prospects.

         Those are precisely the characteristics we look for on behalf of The Roxbury Funds, and have since our firm's founding. It's a proven approach that our portfolio management team adheres to like never before, and it's one we apply across all of our various strategies.

         Although it wouldn't be surprising to see continued volatility in the markets given the many real concerns facing our world today, it's important to remember that serious issues have always plagued investors. Still, keep in mind that despite two world wars, a cold war, a presidential resignation, numerous recessions, and sky-high interest rates, equities have consistently provided excellent returns over every extended time period during the past century.

That's why we're such big believers that the future for investors indeed is bright.

         The following pages contain further discussion about the performance of The Roxbury Mid Cap and Small Cap Growth Funds over the past year. We hope you'll take the time to review this information, and invite you to contact us with any questions.

         In the meantime, thank you for your continued trust and for the opportunity to serve your investment needs.

THE ROXBURY FUNDS
-----------------
LETTER TO SHAREHOLDERS-CONTINUED
--------------------------------------------------------------------------------



With warm regards,



/s/ Brian C. Beh                                  /s/ Robert J. Christian

Brian C. Beh                                      Robert J. Christian
President/Chief Operating Officer                 President
Roxbury Capital Management, LLC                   WT Mutual Fund




July 29, 2005


The above comments reflect the investment adviser's views generally regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

THE ROXBURY FUNDS
-----------------
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

ROXBURY MICRO CAP FUND
----------------------

         I'm pleased to present our first annual report for the Roxbury Micro Cap Fund, which began operations on December 29, 2004. The past six months have been volatile in the micro-cap space, with wide swings in both directions on a month-by-month basis. In the end, stocks made little progress during the period. Since inception, the Fund rose 0.90% as of June 30, 2005. This performance was ahead of the benchmark Russell 2000 Growth Index, which returned -3.58% during that same time.

         Investors had a number of issues to contend with throughout the past six months, including rising interest rates, higher oil prices, and mixed signs regarding the health of the economy. Although our portfolio companies are generally less sensitive to the overall economy and stock market, the Fund was set back by downside pricing pressure on some of the energy stocks we own. The high cost of complying with the Sarbanes-Oxley Act, which sets new standards for corporate accountability and imposes stiff fines on those that fail to comply, has also been challenging for many smaller businesses. That's because the cost of compliance can run into the millions of dollars, which filters down to the bottom line.

         Among our best performers during the period was Tarrant Apparel. We've followed this company for many years, and it's a real turnaround story. In addition to picking up additional institutional coverage, Tarrant signed a high-profile deal with singers Jessica Simpson and Beyonce Knowles to develop a line of clothing that will be sold in a variety of department and specialty stores, including Nordstrom. The company has turned the corner in terms of profitability and should post revenues of $240-$260 million this year.

         Packeteer is a recent purchase that has quickly become a solid performer. Like Tarrant, we've followed Packeteer for many years. We bought the stock after it took a hit when Cisco Systems and Juniper Networks announced plans to either develop or acquire companies with what the market perceived to be competing technologies. In truth, while the Cisco and Juniper products compete with each other, they do not compete with Packeteer. We picked up on this misperception and stepped in to buy Packeteer before reality set in and shares of the company were bid higher.

         Disappointments during the period included Kintera, which is developing technology for online charitable giving and direct marketing. This is a huge potential market, and the company has spent millions of dollars in an effort to increase revenues and eventually become profitable. Kintera originally announced it would make money by the third quarter of 2005. When management changed that forecast, and said profitability would be pushed out into next year, we lost confidence in the story and decided to sell at a loss.

         We also eliminated our position in EVCI Career Colleges, which is in the for-profit post-secondary education market. EVCI offers associate degrees to high school dropouts in New York City. The company gets its money from both the federal and state government, which funds tuition for EVCI students. The company has great long-term prospects, given that 50% of all students in New York City fail to graduate from high school. But we eliminated our position after realizing EVCI was having trouble finding new sites in Manhattan to handle increased capacity, and would therefore likely have to slow down growth. We'd rather watch this story from the sidelines at the moment.

THE ROXBURY FUNDS
------------------
MANAGEMENT DISCUSSION OF FUND PERFORMANCE-CONTINUED
---------------------------------------------------

         Overall, we are pleased with the progress of our portfolio companies and continue to feel well positioned for the current economic environment. As always, it's important to keep a long-term perspective when it comes to micro-cap investing. This is a volatile area of the market, but one with considerable upside potential over the long term.

With warm regards,

/s/ Laurie J. Burstein

Laurie J. Burstein, Ph.D., CFA
Portfolio Manager/Analyst

         As of June 30, 2005, the top 10 holdings of the Fund, which represented approximately 45.8% of total investments, were:

                                      PERCENT OF                                              PERCENT OF
10 LARGEST HOLDINGS                TOTAL INVESTMENTS        10 LARGEST HOLDINGS            TOTAL INVESTMENTS

Tarrant Apparel Group                    5.7%               Toreador Resources Corp.             4.5%

OraSure Technologies, Inc.               5.1%               Endocare, Inc.                       4.3%

Airspan Networks, Inc.                   4.8%               Providence Service Corp.             4.2%

First Cash Financial Services, Inc.      4.7%               Cash Systems, Inc.                   4.0%

PhotoMedex, Inc.                         4.6%               Rush Enterprises, Inc. - Class A     3.9%

         The following graph compares the performance of the Roxbury Micro Cap Fund and the Russell 2000 Growth and the Russell 2000 Indices since the Fund's commencement of operations on December 29, 2004.*

-------------------------------------------------------------
                                           Total Return
                                         Since Inception
                                         ---------------
Roxbury Micro Cap Fund                        0.90%
Russell 2000 Growth Index                   (3.58)%
Russell 2000 Index                          (1.25)%
-------------------------------------------------------------

                  Roxbury Micro Cap Fund              Russell 2000 Growth Index          Russell 2000 Index
                  ----------------------              -------------------------          ------------------
12/29/2004            $10,000                                 $10,000.00                     $10,000.00
 6/30/2005            $10,090                                 $ 9,641.57                     $ 9,874.82




THE ROXBURY FUNDS
-----------------
MANAGEMENT DISCUSSION OF FUND PERFORMANCE-CONTINUED
--------------------------------------------------------------------------------

*Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than that shown here. Performance data current to the most recent month-end is available by calling (800) 497-2960.

An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks, including loss of the principal amount invested.

The values shown reflect a hypothetical investment of $10,000 with distributions reinvested. The total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

The performance in the graph does not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares.



Distributed by Professional Funds Distributor, LLC.

THE ROXBURY FUNDS
-----------------
EXPENSE DISCLOSURE
--------------------------------------------------------------------------------


                           DISCLOSURE OF FUND EXPENSES


The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

o HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005

EXPENSE TABLE

                                     Beginning           Ending          Annualized         Expenses Paid
                                   Account Value     Account Value         Expense             During
                                       1/1/05           6/30/05             Ratio              Period*
                                  ----------------- ----------------- ------------------ --------------------
Roxbury Micro Cap Fund
-----------------------
Actual Fund Return                $ 1,000.00        $   998.00              2.25%              $ 11.15

Hypothetical 5% Return            $ 1,000.00        $ 1,013.64              2.25%              $ 11.23


* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

THE ROXBURY FUNDS
-----------------
DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS
JUNE 30, 2005

The following table presents a summary of the portfolio holdings as of June 30, 2005 as a percent of total investments.

Common Stocks
  Consumer Discretionary...........................                    16.4%
  Energy...........................................                     4.5%
  Financials.......................................                     8.8%
  Healthcare.......................................                    20.6%
  Industrials......................................                    14.2%
  Information Technology...........................                    35.5%
                                                                      ------
                                                                      100.0%
                                                                      ======
DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the SEC for it's first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

ROXBURY MICRO CAP FUND
----------------------
INVESTMENTS / JUNE 30, 2005
(Showing Percentage of Total Investments)
--------------------------------------------------------------------------------

                                                                                                            Value
                                                                                     Shares                (Note 2)
                                                                                     ------                --------
COMMON STOCK -- 100.0%
   CONSUMER DISCRETIONARY -- 16.4%
     HOTELS, RESTAURANTS, & LEISURE -- 3.7%
         Youbet.com, Inc.*                                                              1,005          $          4,995
                                                                                                       ----------------

     DIVERSIFIED CONSUMER SERVICES -- 3.6%
         Collectors Universe, Inc.*                                                       270                     4,730
                                                                                                       ----------------

     TEXTILES, APPAREL, & LUXURY GOODS -- 9.1%
         Tag-It Pacific, Inc.*                                                          1,945                     4,551
         Tarrant Apparel Group*                                                         2,570                     7,710
                                                                                                       ----------------
                                                                                                                 12,261
                                                                                                       ----------------
     TOTAL CONSUMER DISCRETIONARY                                                                                21,986
                                                                                                       ----------------

   ENERGY -- 4.5%
     OIL & GAS CONSUMABLE FUELS -- 4.5%
         Toreador Resources Corp.*                                                        249                     6,048
                                                                                                       ----------------
     TOTAL ENERGY                                                                                                 6,048
                                                                                                       ----------------

   FINANCIALS -- 8.8%
     CONSUMER FINANCE -- 8.8%
         Cash Systems, Inc.*                                                              660                     5,445
         First Cash Financial Services, Inc.*                                             300                     6,411
                                                                                                       ----------------
                                                                                                                 11,856
                                                                                                       ----------------
     TOTAL FINANCIALS                                                                                            11,856
                                                                                                       ----------------

   HEALTHCARE -- 20.6%
     HEALTH CARE EQUIPMENT & SUPPLIES -- 20.6%
         Endocare, Inc.*                                                                1,440                     5,760
         Memry Corp.*                                                                   2,280                     4,628
         OraSure Technologies, Inc.*                                                      695                     6,944
         PhotoMedex, Inc.*                                                              2,710                     6,152
         TriPath Imaging, Inc.*                                                           515                     4,408
                                                                                                       ----------------
                                                                                                                 27,892
                                                                                                       ----------------
     TOTAL HEALTHCARE                                                                                            27,892
                                                                                                       ----------------

   INDUSTRIALS -- 14.2%
     AEROSPACE & DEFENSE -- 3.0%
         TVI Corp.*                                                                     1,050                     4,127
                                                                                                       ----------------

ROXBURY MICRO CAP FUND
----------------------
INVESTMENTS / JUNE 30, 2005 - CONTINUED

--------------------------------------------------------------------------------


                                                                                                            Value
                                                                                     Shares                (Note 2)
                                                                                     ------                --------


     COMMERCIAL SERVICES & SUPPLIES -- 4.2%

         Providence Service Corp.*                                                       230          $          5,710
                                                                                                      ----------------

     ELECTRICAL EQUIPMENT -- 3.2%
         Bulldog Technologies, Inc.*                                                   3,710                     4,341
                                                                                                      ----------------

     TRADING COMPANIES AND DISTRIBUTORS -- 3.8%
         Rush Enterprises, Inc. - Class A*                                               390                     5,203
                                                                                                      ----------------
     TOTAL INDUSTRIALS                                                                                          19,381
                                                                                                      ----------------

   INFORMATION TECHNOLOGY -- 35.5%
     COMMUNICATIONS EQUIPMENT -- 11.8%
         Airspan Networks, Inc.*                                                       1,165                     6,466
         EFJ, Inc.*                                                                      775                     5,230
         Packeteer, Inc.*                                                                305                     4,301
                                                                                                      ----------------
                                                                                                                15,997
                                                                                                      ----------------

     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 10.6%
         eMagin Corp.*                                                                 1,565                     1,409
         Fargo Electronics*                                                              100                     1,999
         Iteris, Inc.*                                                                   850                     2,244
         Measurement Specialties, Inc.*                                                  195                     4,525
         Napco Security Systems, Inc.*                                                   410                     4,162
                                                                                                      ----------------
                                                                                                                14,339
                                                                                                      ----------------

     INTERNET SOFTWARE & SERVICES -- 6.9%
         Cybersource Corp.*                                                              705                     5,153
         Digitas, Inc.*                                                                  370                     4,222
                                                                                                      ----------------
                                                                                                                 9,375
                                                                                                      ----------------

     IT SERVICES -- 3.0%
         TNS, Inc.*                                                                      175                     4,090
                                                                                                      ----------------

     SOFTWARE -- 3.2%
         Peerless Systems Corp.*                                                       1,140                     4,378
                                                                                                      ----------------
     TOTAL INFORMATION TECHNOLOGY                                                                               48,179
                                                                                                      ----------------

ROXBURY MICRO CAP FUND
----------------------
INVESTMENTS / JUNE 30, 2005 - CONTINUED

--------------------------------------------------------------------------------


                                                                       Value
                                                                      (Note 2)
                                                                      --------

TOTAL COMMON STOCK -- 100.0%
(Cost $124,145)+                                                    $   135,342
                                                                    ===========


------------
*   Non-income producing security.
+ The cost for Federal income tax purposes was $126,917. At June 30, 2005, net unrealized appreciation was $8,427. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $14,228, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $5,801.


    The accompanying notes are an integral part of the financial statements.

ROXBURY MICRO CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005

ASSETS:

Investment in securities, at value*                            $   135,342

Interest receivable                                                     14

Receivable for Fund shares sold                                        455

Receivable from advisor                                             15,532

Other assets                                                             5
                                                               --------------
Total assets                                                       151,348
                                                               --------------

LIABILITIES:

Payable to sub-custodian                                            13,822

Accrued expenses                                                     3,224
                                                               --------------


Total liabilities                                                   17,046
                                                               --------------


NET ASSETS                                                     $   134,302
                                                               ==============

NET ASSETS CONSIST OF:

Paid-in capital                                                $   130,946

Accumulated net investment loss                                       (129)

Accumulated net realized loss on investments                        (7,712)

Net unrealized appreciation on investments                          11,197
                                                               --------------


NET ASSETS                                                     $   134,302
                                                               ==============


*Investments at cost                                           $   124,145
                                                               ==============

SHARES OF BENEFICIAL INTEREST OUTSTANDING:

     Institutional Shares                                           13,315
                                                               ==============

NET ASSET VALUE, offering and redemption price per share ($0.01 par value, unlimited authorized shares):

     Institutional Shares                                      $     10.09
                                                               ==============


    The accompanying notes are an integral part of the financial statements.

ROXBURY MICRO CAP FUND
-----------------------------------------------------------------------
STATEMENT OF OPERATIONS

For the Period December 29, 2004+ through June 30, 2005

INVESTMENT INCOME:

     Dividend                                                          $    166
                                                                       --------
          Total investment income                                           166
                                                                       --------
EXPENSES:

     Advisory fees                                                          921

     Administration and accounting fees                                   6,733

     Transfer agent fees                                                  3,809

     Custody fees                                                         3,041

     Reports to shareholders                                              4,875

     Compliance services                                                      7

     Trustees' fees                                                       5,117

     Registration fees                                                      166

     Professional fees                                                   30,302

     Other                                                                  171
                                                                       --------

        Total expenses before fee waivers and expense reimbursements     55,142

        Expenses reimbursed                                             (46,562)

        Advisory fees waived                                               (921)

        Administration and accounting fees waived                        (6,277)
                                                                       --------

           Total expenses, net                                            1,382
                                                                       --------

     Net investment loss                                                 (1,216)
                                                                       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized loss on investments                                    (7,712)

     Net change in unrealized appreciation on investments                11,197
                                                                       --------

     Net gain on investments                                              3,485
                                                                       --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  2,269
                                                                       ========

    + Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

ROXBURY MICRO CAP FUND
--------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                For the Period
                                                              December 29, 2004+
                                                                    through
INCREASE (DECREASE) IN NET ASSETS:                               June 30, 2005
                                                              ------------------
Operations:
     Net investment loss                                      $      (1,216)
     Net realized loss on investments                                (7,712)
     Net change in unrealized appreciation on investments            11,197
                                                              ---------------

     Net increase in net assets resulting from operations             2,269
                                                              ---------------

Fund share transactions:
     Proceeds from shares sold-Institutional Shares                 170,407
     Cost of shares redeemed-Institutional Shares                   (38,374)
                                                              ---------------
Net increase in net assets from Fund share transactions             132,033
                                                              ---------------

Total increase in net assets                                        134,302

NET ASSETS:
     Beginning of period                                                  -
                                                              ---------------

     End of period                                            $     134,302
                                                              ===============

                                                                   Shares
                                                              ------------------
(A) TRANSACTIONS IN CAPITAL SHARES WERE:
     Shares sold-Institutional Shares                                17,487
     Shares redeemed-Institutional Shares                            (4,172)
                                                               --------------
     Net increase in shares                                          13,315
     Shares outstanding - Beginning of period                             -
                                                               --------------
     Shares outstanding - End of period                              13,315
                                                               ==============

     +  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

ROXBURY MICRO CAP FUND
--------------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. The total return in the table represents the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). It should be read in conjuction with the financial statements and notes thereto.

                                                                                                 For the Period
                                                                                              December 29, 2004(1)
                                                                                                     through
                                                                                                  June 30, 2005
                                                                                              ----------------------
MICRO CAP FUND - INSTITUTIONAL SHARES

NET ASSET VALUE - BEGINNING OF PERIOD                                                         $               10.00

INVESTMENT OPERATIONS:
     Net investment loss(2)                                                                                   (0.09)
     Net realized and unrealized gain on investments                                                           0.18
                                                                                              ----------------------

            Total from investment operations                                                                   0.09
                                                                                              ----------------------

DISTRIBUTIONS:
      From net realized gains                                                                                     -
                                                                                              ----------------------

NET ASSET VALUE - END OF PERIOD                                                               $               10.09
                                                                                              ======================

TOTAL RETURN                                                                                                0.90%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
          Including waivers/reimbursements                                                                   2.25%*
          Excluding waivers/reimbursements                                                                  90.75%*
     Net investment loss                                                                                   (1.98)%*
Portfolio Turnover                                                                                            77%**
Net assets at end of period (000 omitted)                                                     $                 134

*   Annualized.

**  Not Annualized.

(1) Commencement of operations.

(2) The net investment loss per share was calculated using the average shares outstanding method.

--------------------------------------------------------------------------------
Roxbury Micro Cap Fund
Notes to Financial Statements
================================================================================

1. DESCRIPTION OF THE FUND. Roxbury Micro Cap Fund (the "Fund") is a series of WT Mutual Fund ("WT Fund") and commenced operations on December 29, 2004. WT Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Trustees to establish series of shares, each of which constitute a portfolio that is separate and distinct from the shares in any other portfolio and to further divide shares of any portfolio into one or more separate and distinct classes of shares. These financial statements and related notes pertain only to the Fund. Information regarding other series of WT Fund is contained in separate reports to their shareholders.

         The Fund offers two classes of shares: Institutional Shares and Investor Shares. Institutional Shares are offered to retirement plans and other institutional investors. Investors Shares are available to all investors and are subject to a Rule 12b-1 distribution fee of .25% of average daily net assets. As of June 30, 2005, the Investor Shares of the Fund had not commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

         Valuation of Investments. Securities held by the Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for the securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

         Federal Income Taxes. The Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

         Other. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Common expenses of WT Fund are allocated on a pro rata basis among the series based on relative net assets.

         Distributions to Shareholders. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

         Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
Roxbury Micro Cap Fund
Notes to Financial Statements-continued
================================================================================

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury") provides investment advisory services to the Fund. For its services, Roxbury receives a fee at an annual rate of 1.50% of the Fund's average daily net assets.

         Roxbury has agreed to reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 2.25% of the average daily net assets on the Fund's Institutional Shares. This undertaking will remain in place until December 31, 2007 unless the Board of Trustees approves its earlier termination.

         Rodney Square Management Corporation ("RSMC"), an affiliate of Roxbury, provides compliance services to the Fund pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service at an annual rate of 0.006% of the Fund's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the period December 29, 2004 through June 30, 2005, are shown separately on the statement of operations.

         Wilmington Trust Company, an affiliate of Roxbury, serves as custodian to the Fund and PFPC Trust Company serves as sub-custodian to the Fund.

4. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. At June 30, 2005, the following reclassification was made within the capital accounts to reflect permanent differences relating to net operating losses:

         Paid-in-Capital................................................($1,087)
         Accumulated net realized loss..................................  1,087


         The Fund made no distributions during the period December 29, 2004 through June 30, 2005.

         As of June 30, 2005, the components of accumulated earnings on a tax basis were as follows:

         Post-October losses.........................................  $(4,942)
         Other temporary differences.................................     (129)
         Net unrealized appreciation on investments..................    8,427
                                                                       -------
         Total accumulated earnings .................................  $ 3,356
                                                                       =======

         Post-October losses represent net loses realized from November 1, 2004 through June 30, 2005, that, in accordance with Federal income tax regulations, the Fund has elected to defer and treat as having been recognized the following fiscal year.

         The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales.

--------------------------------------------------------------------------------
Roxbury Micro Cap Fund
Notes to Financial Statements-continued
================================================================================

5. INVESTMENT SECURITIES. During the fiscal period ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

         Purchases...................................................  $221,312
         Sales.......................................................    89,455

6. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

   -----------------------------------------------------------------------------
   Roxbury Micro Cap Fund
   Report of Ernst & Young LLP, Independent Registered Public Accounting Firm
   =============================================================================


     To the Shareholders and Trustees of the Roxbury Micro Cap Fund:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Roxbury Micro Cap Fund (the "Fund") (a series of WT Mutual Fund) as of June 30, 2005, and the related statement of operations, statement of changes in net assets and financial highlights for the period December 29, 2004 (commencement of operations) through June 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Roxbury Micro Cap Fund at June 30, 2005, and the results of its operations, the changes in its net assets, and its financial highlights for the period December 29, 2004 (commencement of operations) through June 30, 2005, in conformity with U.S. generally accepted accounting principles.


                                                       Ernst & Young LLP

     Philadelphia, Pennsylvania
     August 12, 2005

ROXBURY MICRO CAP FUND
------------------------------------------------------------------------
    TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The Roxbury Micro Cap Fund (the "Fund"), a series of WT Mutual Fund (the "Fund Complex"), is governed by a Board of Trustees. The primary responsibility of the Board of Trustees of the Fund Complex is to represent the interests of its shareholders and to provide oversight management of the Fund Complex.

The following tables present certain information regarding the Board of Trustees and officers of the Fund Complex. Each person listed under "Interested Trustee" below is an "interested person" of the Fund's investment adviser or the Fund Complex, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the investment adviser or the Fund Complex within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Fund is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Fund contains additional information about the Fund's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                     Number of
                                                                                                   Portfolios in
                                                                               Principal               Fund             Other
                               Position(s)          Term of Office            Occupation(s)           Complex       Directorships
                               Held with            and Length of              During Past          Overseen by        Held by
Name, Address and Age         Fund Complex          Time Served               Five Years             Trustee          Trustee
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(1)        Trustee,          Shall serve             Executive Vice                   48         Wilmington
Date of Birth: 2/49           President,        until death,            President and                               Low Volatility
                              Chief             resignation or          Chief Investment                            Fund of Funds
                              Executive         removal.                Officer of Wilmington                       (Closed-End
                              Officer and       Trustee, President      Trust Company since                         Registered
                              Chairman of       and Chairman of         February 1996                               Investment
                              the Board         the Board since         President of Rodney                         Company); WT
                                                October 1998.           Square Management                           Investment
                                                                        Corporation                                 Trust I
                                                                        ("RSMC") from 1996 to
                                                                        2005; Vice President
                                                                        of RSMC since 2005.

FRED FILOON(2)                Trustee           Shall serve until       Senior Vice President,           48         WT Investment
520 Madison Avenue                              death, resignation or   Principal of Cramer                         Trust I
New York, NY 10022                              removal, Trustee        Rosenthal McGlynn, LLC
Date of Birth: 3/42                             Since November 2004.    since 1991.

------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Director of Rodney Square Management Corporation, an affiliate of the investment adviser to the Fund.

(2) Mr. Filoon is an "interested" Trustee by reason of his position as Senior Vice President to Cramer Rosenthal McGlynn LLC, an affiliate of the investment adviser to the Fund.

ROXBURY MICRO CAP FUND
----------------------------------------------------------------
    TRUSTEES AND OFFICERS - CONTINUED
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                                                                                     Number of
                                                                                                   Portfolios in
                                                                               Principal               Fund             Other
                               Position(s)          Term of Office            Occupation(s)           Complex       Directorships
                               Held with            and Length of              During Past          Overseen by        Held by
Name, Address and Age         Fund Complex          Time Served               Five Years             Trustee          Trustee
-----------------------------------------------------------------------------------------------------------------------------------

ROBERT H. ARNOLD               Trustee          Shall serve             Founder and                      48         First Potomac
Date of Birth: 3/44                             until death,            Co-manages,                                 Realty Trust
                                                resignation or          R. H. Arnold & Co.                          (Real Estate
                                                removal.                Inc. (investment                            Investment
                                                Trustee since May       Banking company)                            Trust); WT
                                                1997.                   Since 1989.                                 Investment
                                                                                                                    Trust I

DR. ERIC BRUCKER               Trustee          Shall serve             Professor                        48         Wilmington
Date of Birth: 12/41                            until death,            of Economics                                Low Volatility
                                                resignation or          Widener University since                    Fund of Funds
                                                removal.                July 2004;                                  (Closed-End
                                                Trustee since           Formally, Dean,                             Registered
                                                October 1999            School of Business                          Investment
                                                                        Administration of                           Company);
                                                                        Widener University                          WT Investment
                                                                        from 2001 to 2004;                          Trust I
                                                                        Prior to that, Dean,
                                                                        College of Business,
                                                                        Public Policy and
                                                                        Health at the University
                                                                        Of Maine from September
                                                                        1998 to June 2001.

NICHOLAS A. GIORDANO           Trustee          Shall serve until       Consultant, financial            48         Wilmington
Date of Birth: 3/43                             death, resignation      services organizations                      Low Volatility
                                                or removal.             from 1997 to present;                       Fund of Funds
                                                Trustee since           Interim President,                          (Closed-end
                                                October 1998.           LaSalle University from                     Registered
                                                                        1998 to 1999.                               Investment
                                                                                                                    Company);
                                                                                                                    Kalmar Pooled
                                                                                                                    Investment
                                                                                                                    Trust;
                                                                                                                    Independence
                                                                                                                    Blue Cross;
                                                                                                                    IntriCon
                                                                                                                    Corporation
                                                                                                                    (Industrial
                                                                                                                    Furnaces and
                                                                                                                    Ovens);  WT
                                                                                                                    Investment
                                                                                                                    Trust I

                                       20

INDEPENDENT TRUSTEES

                                                                                                     Number of
                                                                                                   Portfolios in
                                                                               Principal               Fund             Other
                               Position(s)          Term of Office            Occupation(s)           Complex       Directorships
                               Held with            and Length of              During Past          Overseen by        Held by
Name, Address and Age         Fund Complex          Time Served               Five Years             Trustee          Trustee
-----------------------------------------------------------------------------------------------------------------------------------

LOUIS KLEIN, JR.               Trustee          Shall serve             Self-employed                    48         WHX
Date of Birth: 5/35                             until death,            financial consultant                        Corporation
                                                resignation or          since 1991.                                 (Industrial
                                                removal.                                                            Manufacturer);
                                                Trustee since                                                       CRM Mutual
                                                October 1999.                                                       Fund Trust;
                                                                                                                    WT Investment
                                                                                                                    Trust I

CLEMENT C. MOORE, II           Trustee          Shall serve             Managing Partner,                48         CRM Mutual
Date of Birth: 9/44                             until death,            Mariemont Holdings,                         Fund Trust;
                                                resignation or          LLC, (real estate                           WT Investment
                                                removal.                holding and                                 Trust I
                                                Trustee since           development company)
                                                October 1999.           since 1980.

JOHN J. QUINDLEN               Trustee          Shall serve until       Retired since 1993.              48         WT Investment
Date of Birth: 5/32                             death, resignation                                                  Trust I
                                                or removal.
                                                Trustee since
                                                October 1999.

MARK A. SARGENT                Trustee          Shall serve until       Dean and Professor of            48         Wilmington
Date of Birth: 4/51                             death, resignation      Law, Villanova                              Low Volatility
                                                or removal.             University School of                        Fund of Funds
                                                Trustee since           Law since July 1997.                        (Closed-end
                                                November 2001.                                                      Registered
                                                                                                                    Investment
                                                                                                                    Company); WT
                                                                                                                    Investment
                                                                                                                    Trust I


EXECUTIVE OFFICERS

                                                                                                     Number of
                                                                                                   Portfolios in
                                                                               Principal               Fund             Other
                               Position(s)          Term of Office            Occupation(s)           Complex       Directorships
                               Held with            and Length of              During Past          Overseen by        Held by
Name, Address and Age         Fund Complex          Time Served               Five Years             Trustee          Trustee
-----------------------------------------------------------------------------------------------------------------------------------

ERIC K. CHEUNG                 Chief Financial  Shall serve at the      Vice President,                  N/A             N/A.
1100 North Market Street       Officer,         pleasure of the Board   Wilmington Trust
Wilmington, DE  19890          Vice President   and until successor     Company since 1986;
Date of Birth: 12/54           and Treasurer.   is elected and          Vice President and
                                                qualified.              Director of RSMC since
                                                Officer since           2001.
                                                October 1998.

JOSEPH M. FAHEY, JR.           Vice  President  Shall serve at the      Vice President, RSMC
1100 North Market Street                        pleasure of the Board   since 1992.                      N/A             N/A.
Wilmington, DE  19890                           and until successor
Date of Birth: 1/57                             is elected and
                                                qualified.
                                                Officer since
                                                November 1999.

WILLIAM P. RICHARDS, JR.       Vice  President  Shall serve at the      Managing Director,
100 Wilshire Boulevard                          pleasure of the Board   Roxbury Capital                  N/A             N/A.
Suite 1000                                      and until successor     Management LLC
Santa Monica, CA  90401                         is elected and          since 1998.
Date of Birth: 11/36                            qualified.
                                                Officer since
                                                November 2004.

ANNA M. BENCROWSKY             Chief            Shall serve at the      Vice President and
1100 North Market Street       Compliance       pleasure of the Board   Chief Compliance
Wilmington, DE  19890          Officer          and until successor     Officer, RSMC since
Date of Birth: 5/51                             is elected and          2004; Vice President and
                                                qualified.              Chief Compliance
                                                Officer since           Officer, 1838 Investment
                                                September 2004.         Advisors, LP From 1998
                                                                        to 2004; Vice
                                                                        President, Secretary, and
                                                                        Treasurer, 1838
                                                                        Investment Advisors Funds
                                                                        from 1995 to 2004; Vice
                                                                        President and Secretary,
                                                                        1838 Bond - Debenture
                                                                        Trading Fund from 1982 to
                                                                        2004.

CHARLOTTA NILSSON              Secretary        Shall serve at the      Mutual Fund                      N/A             N/A
1100 North Market Street                        pleasure of the Board   Regulatory Administrator,
Wilmington, DE  19890                           and until successor     Wilmington Trust Company
Date of Birth: 9/70                             is elected and          since 2003; Regulatory
                                                qualified.              Administrator, PFPC,
                                                Officer since           Inc. from 2001 to 2003
                                                February 2003.


ROXBURY MICRO CAP FUND
------------------------------------------------------------------------

================================================================================

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolios is available, without charge and upon request, on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                                  Fred Filoon
                              Nicholas A. Giordano
                                Louis Klein, Jr.                                    ----------------------------------
                              Clement C. Moore, II                                                ROXBURY
                                John J. Quindlen                                          CAPITAL MANAGEMENT, LLC
                                Mark A. Sargent                                     ----------------------------------
                          ----------------------------

                                    OFFICERS
                        Robert J. Christian, President/
                            Chief Executive Officer                                           THE ROXBURY FUNDS
                          Eric Cheung, Vice President/
                       Chief Financial Officer/Treasurer
                      Joseph M. Fahey, Jr., Vice President
                          Charlotta Nilsson, Secretary
                       Anna M. Bencrowsky, Vice President/
                             Chief Compliance Officer
                    William P. Richards, Jr., Vice President
                          ----------------------------                                          Micro Cap Fund

                               INVESTMENT ADVISER
                         Roxbury Capital Management, LLC
                        100 Wilshire Boulevard, Suite 1000
                              Santa Monica, CA 90401
                          ----------------------------

                                   CUSTODIAN
                            Wilmington Trust Company                                 ----------------------------------
                            1100 North Market Street
                              Wilmington, DE 19890                                             ANNUAL REPORT
                          ----------------------------                                         June 30, 2005

                                 TRANSFER AGENT,                                     ----------------------------------
                               ADMINISTRATOR AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                          ----------------------------


This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Roxbury Funds.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that each of Nicholas A. Giordano, John J. Quindlen and Louis Klein Jr. is as an "audit committee financial expert" serving on its audit committee and that each is "independent," as such terms are defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           (a) - (d)

         Set forth in the table below are audit fees and non-audit fees billed to the registrant by its independent registered public accounting firm (the "Auditor") for the audit of the registrant's annual financial statements and services provided by the Auditor in connection with statutory and regulatory filings during and for the registrant's fiscal years ended June 30, 2004 and June 30, 2005.

-----------------------------------------------------------------------------------------------------------------------------
WT Investment Trust I
-----------------------------------------------------------------------------------------------------------------------------
Fiscal year Ended June 30    Audit Fees              Audit-Related Fees      Tax Fees (1)            All Other Fees
-----------------------------------------------------------------------------------------------------------------------------
2004                         $349,275                None                    $45,650                 None
-----------------------------------------------------------------------------------------------------------------------------
2005                         $355,950                None                    $49,450                 None
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
WT Mutual Fund
-----------------------------------------------------------------------------------------------------------------------------
Fiscal year Ended June 30    Audit Fees              Audit-Related Fees      Tax Fees (1)            All Other Fees
-----------------------------------------------------------------------------------------------------------------------------
2004                         $186,675                None                    $49,500                 None
-----------------------------------------------------------------------------------------------------------------------------
2005                         $208,250                None                    $54,825                 None
-----------------------------------------------------------------------------------------------------------------------------

         (1) These fees related to services consisting of the review of U.S. federal income tax returns, annual excise distribution calculations.

     (e) The Registrant's Audit Committee charter requires that the Audit Committee pre-approve all auditing services and non-audit services (including the fees for such services and terms thereof) to be performed for the Registrant by the Auditor. The Audit Committee is also required to approve prior to appointment the engagement of the Auditor to provide other audit services to the Funds, or to provide non-audit services to the Fund, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund. The engagement to render auditing and non-auditing services would be presented to and pre-approved by the Audit Committee. All of the audit, audit-related and tax services described above for which the Auditor billed the Registrant fees for the fiscal years ended June 30, 2004 and 2005 were pre-approved by the Audit Committee.

     (f) Not Applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $49,500 and $57,825 for the years ended June 30, 2004 and 2005.

     (h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            WT Mutual Fund
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Robert J. Christian
                            ----------------------------------------------------
                            Robert J. Christian, President & Chief Executive
                            Officer
                            (principal executive officer)

Date  September 6, 2005
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Robert J. Christian
                            ----------------------------------------------------
                            Robert J. Christian, President & Chief Executive
                            Officer
                            (principal executive officer)

Date  September 6, 2005
      --------------------------------------------------------------------------


By (Signature and Title)*   /s/ Eric K. Cheung
                            ----------------------------------------------------
                            Eric K. Cheung, Vice President, Chief Financial
                            Officer and Treasurer
                            (principal financial officer)

Date  September 6, 2005
      --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.